Securities Act Registration No. 333-_______________

                     U.S. Securities and Exchange Commission Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under the Securities Act of 1933

[  ] Pre-Effective Amendment No.  __       [  ] Post Effective Amendment No.  __

                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Officer)

                  Registrant's Telephone Number: (713) 214-1456

Name and address of Agent for Services:     Copy to:

ARNOLD BERGMAN, ESQUIRE                     THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company         Foley Lardner
197 Clarendon Street                        Washington, D.C.  20036
Boston, MA 02117

Approximate Date of Proposed public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933. It is proposed that this filing will become effective on March 23, 2003 pursuant to Rule 488 under the Act.

Pursuant to Rule 429 under the Act, the prospectus in this registration statement also relates to Registrant's currently effective registration statement on Form N-1A, File No. 33-2081. No filing fee is due in reliance on
Section 24(f) of the Act

IMPORTANT INFORMATION

                                                                  March 24, 2003

Dear Variable Contract Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock variable life insurance policy or variable annuity contract ("Variable Contract").

Your fund's trustees are proposing the reorganization of the funds of the John Hancock Declaration Trust into certain funds in the John Hancock Variable Series Trust I, ("VST") as described in the enclosed proxy materials and summarized in the questions and answers on the following page. As you know, Declaration Trust provides the investment options under your Variable Contract. In some instances you will see that we have selected funds that offer greater flexibility and expanded opportunities for diversification.

The fund reorganization proposals have been unanimously approved by each fund's board of trustees, who believe the reorganizations will benefit you. The enclosed proxy statement and prospectus contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

Your Vote Makes a Difference!

No matter what size your investment may be, your vote is important. Please read the enclosed materials and complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your investment professional or call a John Hancock Service Representative at 1-800-576-2227 through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. I thank you for your prompt vote on this matter.

                                           Sincerely,

                                           Maureen R. Ford
                                           Chairman and Chief Executive Officer
                                           John Hancock Declaration Trust

John Hancock Annuity and Life Insurance products are issued by John Hancock Life Insurance Company, or its subsidiary John Hancock Variable Life Insurance Company*, and are distributed by John Hancock Funds,LLC., 101 Huntington Avenue, Boston, MA 02199-7603, or Signator Investors Inc., 197 Clarendon Street, Boston, MA 02116.
*Not licensed in New York.

Q: What are the changes being proposed?

A: Generally, these proposals focus on merging Declaration Trust funds into certain funds of the John Hancock Variable Series Trust that are significantly larger and may offer more protection against the possibility of higher future expenses, as well as a greater opportunity for future growth. Specifically, the trustees of your fund(s) are proposing the following reorganizations:

--------------------------------------------------------------------------------
                 Acquired Fund                         Acquiring Fund
--------------------------------------------------------------------------------
Proposal 1       V.A. Financial Industries Fund        Financial Industries Fund
--------------------------------------------------------------------------------
Proposal 2       V.A. Relative Value Fund              Growth & Income Fund
--------------------------------------------------------------------------------
Proposal 4       V.A. Strategic Income Fund            Active Bond Fund
--------------------------------------------------------------------------------
Proposal 5       V.A. Technology Fund                  Large Cap Growth Fund
--------------------------------------------------------------------------------

Q: Will this change affect the number of units I currently have? Will there be any tax implications?

A: No. There will be no impact on the number of units you have invested in your Variable Contract, nor on the value of those units. Nor will there be any tax implications (no Form 1099R will be generated).

Q: Will I incur a fee for the portfolio transfer to accomplish a fund reorganization?

A: No, you will incur no fees in connection with the reorganization. The Acquiring Funds and their investment adviser have agreed to bear the costs of each reorganization.

Q: What if I do not want to have any units of the Acquired Fund transferred to the proposed Acquiring Fund?

A: Prior to the reorganization, you may contact a John Hancock Service Representative at 1-800-576-2227, Monday through Friday between 8:00 a.m. - 6:00 p.m. Eastern time and request a transfer, without charge, to another variable investment option or (if available in your state and Variable Contract) the fixed account. Please consult your investment professional prior to reallocating your assets.

Q: How do I vote?

A: Follow two simple steps:
STEP 1: First, read the sections of the attached proxy statement/prospectus that apply to your fund(s).
STEP 2: Finally, complete the enclosed voting instruction card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The board of trustees of your fund(s) voted unanimously to recommend these changes, and your approval is needed to implement the changes.

JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
JOHN HANCOCK V.A. RELATIVE VALUE FUND
JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
JOHN HANCOCK V.A. STRATEGIC INCOME FUND
JOHN HANCOCK V.A. TECHNOLOGY FUND
(each a "fund," and each a series of John Hancock Declaration Trust
(the "Trust"))
101 Huntington Avenue
Boston, MA 02199

Notice of Joint Special Meeting of Shareholders
Scheduled for April 16, 2003

This is the formal agenda for each fund's shareholder meeting. It tells you, as the owner of a variable life insurance or variable annuity contract ("Variable Contract"), and the insurance companies that are the record holders of each fund's shares ("shareholders"), what matters will be voted on and the time and place of the meeting. The insurance companies will vote their fund shares as instructed by the owners of their Variable Contracts.

To the shareholders and Variable Contract owners of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund") and the Financial Industries Fund of the John Hancock Variable Series Trust I ("Financial Industries Fund"). Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Financial Industries Fund. Financial Industries Fund would also assume V.A. Financial Industries Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Relative Value Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Relative Value Fund. Growth & Income Fund would also assume V.A. Relative Value Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Sovereign Investors Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund would also assume V.A. Sovereign Investors Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") and the Active Bond Fund of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Strategic Income Fund. Active Bond Fund would also assume V.A. Strategic Income Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

5. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Technology Fund ("V.A. Technology Fund") and the Large Cap Growth Fund of the John Hancock Variable Series Trust I ("Large Cap Growth Fund"). Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Technology Fund. Large Cap Growth Fund would also assume V.A. Technology Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

6. Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 25, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If Variable Contract owners do not return their voting instruction cards in sufficient numbers, it may result in additional shareholder solicitations.

                                              By order of the board of trustees,

                                              Susan S. Newton
                                              Secretary

March 24, 2003

PROXY STATEMENT of
V.A. Financial Industries Fund
V.A. Relative Value Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund
(each an "Acquired Fund" or "your fund," and each a series of John Hancock Declaration Trust)

PROSPECTUS for
Financial Industries Fund
Growth & Income Fund
Active Bond Fund
Large Cap Growth Fund
(each an "Acquiring Fund," and each a series of John Hancock Variable Series Trust I)

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of your fund(s) into the corresponding Acquiring Fund(s). Please read it carefully and retain it for future reference.

How Each Reorganization Will Work

o Each Acquired Fund will transfer all of its assets to the respective Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

o Each Acquiring Fund will issue shares to the respective Acquired Fund with an aggregate value equal to the net asset value of the Acquired Fund. These shares will be distributed to the Acquired Fund's shareholders in proportion to their holdings on the reorganization date.

o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquired Fund or its shareholders.

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this proxy statement and prospectus. Any representation to the contrary is a criminal offense.

Why the Acquired Funds' Trustees are Recommending the Reorganizations

The Acquired Funds' trustees are recommending that Acquired Fund shareholders vote FOR each of the reorganizations. The reasons for their recommendation vary with the particular circumstances of each reorganization and are discussed in detail below. Before you vote, you should carefully consider the basis for the trustees' recommendation as well as the discussion of the comparison of each Fund's investment objectives and policies, risks and expenses.

------------------------------------------------------------------------------------
Where to Get More Information
------------------------------------------------------------------------------------
Prospectuses of the Acquired               Incorporated by reference into this
Funds dated May 1, 2002.                   proxy statement and prospectus and
Prospectuses of the Acquring Funds         summarized in Appendices A and B at the
dated September 19, 2002 (Active           end of this proxy statement and
Bond, Growth & Income, and Large           prospectus.
Cap Growth Funds) and March 17, 2003
(Financial Industries Fund).
------------------------------------------------------------------------------------
The Acquiring Funds' annual
reports to shareholders dated
December 31, 2002.                         On file with the Securities and
---------------------------------------    Exchange Commission ("SEC") and
The Acquired Funds' annual                 available at no charge by calling
reports to shareholders dated              1-800-576-2227. Incorporated by reference
December 31, 2002.                         into this proxy statement and
---------------------------------------    prospectus.
A statement of additional
information dated March 24, 2003.
It contains additional information
about the Acquired Funds and the
Acquiring Funds.
------------------------------------------------------------------------------------
To ask questions about this proxy          Call our toll-free telephone number:
statement and prospectus.                  1-800-576-2227.
------------------------------------------------------------------------------------

       The date of this proxy statement and prospectus is March 24, 2003.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------
PROPOSAL 1 -- V.A. FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------
  Summary
--------------------------------------------------------------------------------
  Comparison of Investment Risks
--------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization
--------------------------------------------------------------------------------
PROPOSAL 2 -- V.A. RELATIVE VALUE FUND
--------------------------------------------------------------------------------
  Summary
--------------------------------------------------------------------------------
  Comparison of Investment Risks
--------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization
--------------------------------------------------------------------------------
PROPOSAL 3 -- V.A. SOVEREIGN INVESTORS FUND
--------------------------------------------------------------------------------
  Summary
--------------------------------------------------------------------------------
  Comparison of Investment Risks
--------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization
--------------------------------------------------------------------------------
PROPOSAL 4 -- V.A. STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
  Summary
--------------------------------------------------------------------------------
  Comparison of Investment Risks
--------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization
--------------------------------------------------------------------------------
PROPOSAL 5 -- V.A. TECHNOLOGY FUND
--------------------------------------------------------------------------------
  Summary
--------------------------------------------------------------------------------
  Comparison of Investment Risks
--------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization
--------------------------------------------------------------------------------
FURTHER INFORMATION ON EACH REORGANIZATION
--------------------------------------------------------------------------------
CAPITALIZATION
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES
--------------------------------------------------------------------------------
BOARDS' EVALUATION AND RECOMMENDATION
--------------------------------------------------------------------------------
VOTING RIGHTS AND REQUIRED VOTE
--------------------------------------------------------------------------------
INFORMATION CONCERNING THE MEETING
--------------------------------------------------------------------------------
OWNERSHIP OF SHARES OF THE FUNDS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
AVAILABLE INFORMATION
--------------------------------------------------------------------------------
EXHIBIT A -- Form of Agreement and Plan of Reorganization
--------------------------------------------------------------------------------

APPENDICES

A. BASIC INFORMATION ABOUT THE FUNDS (attached at the end of this document).

B. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: DECEMBER 31, 2002 (attached at the end of this document).

INTRODUCTION

This proxy statement and prospectus is being used by the John Hancock Declaration Trust's board of trustees to solicit your voting instructions for a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds, as summarized in the table below:

--------------------------------------------------------------------------------
              Acquired Fund      Acquiring Fund    Shareholders Entitled to Vote
--------------------------------------------------------------------------------
Proposal 1    V.A. Financial     Financial         V.A. Financial
              Industries Fund    Industries Fund   Industries Fund
                                 Shareholders
--------------------------------------------------------------------------------
Proposal 2    V.A. Relative      Growth &          V.A. Relative Value Fund
              Value Fund         Income Fund       Shareholders
--------------------------------------------------------------------------------
Proposal 3    V.A. Sovereign     Growth &          V.A. Sovereign Investors
              Investors Fund     Income  Fund      Fund Shareholders
--------------------------------------------------------------------------------
Proposal 4    V.A. Strategic     Active Bond       V.A. Strategic Income
              Income Fund        Fund              Fund Shareholders
--------------------------------------------------------------------------------
Proposal 5    V.A. Technology    Large Cap         V.A. Technology Fund
              Fund               Growth Fund       Shareholders
--------------------------------------------------------------------------------

Who is Eligible to Vote?

Shareholders of record on February 25, 2003 (record date) are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. As of the record date, the insurance companies were the sole shareholders of record of the Acquired Funds. The insurance companies hold these shares in segregated investment accounts (the "Separate Accounts") that support the variable life insurance and variable annuity contracts (the "Variable Contracts") that you and other investors own. The insurance companies will vote shares of the Acquired Funds held by them in accordance with voting instructions received from you and other Variable Contract owners. The enclosed voting instruction card will be used by the insurance companies to receive your voting instructions. The notice of meeting, the proxy card (voting instruction card), and this proxy statement and prospectus are being mailed to the insurance companies and Variable Contract owners on or about March 24, 2003.

Investment Advisory Services

The investment adviser to each Acquired Fund is John Hancock Advisers, LLC ("JHA"), a wholly-owned subsidiary of John Hancock Financial Services, Inc. In this capacity, JHA has primary responsibility for: making investment decisions for the Acquired Funds' investment portfolios (with the exception of V.A. Technology Fund, which is subadvised by American Fund Advisors, Inc.) and placing orders with brokers and dealers to implement those decisions; advising each Acquired Fund in connection with policy decisions; administering the Acquired Funds' day-to-day operations; preparing the Acquired Funds' financial statements; providing the Acquired Funds with personnel, office space, equipment and supplies; maintaining fund records; and supervising the activities of the Acquired Funds' service providers, including V.A. Technology Fund's subadviser.

The investment adviser to each Acquiring Fund is John Hancock Life Insurance Company ("JHLICO"), also a wholly-owned subsidiary of John Hancock Financial Services, Inc. In this capacity, JHLICO advises each fund in connection with policy and strategy decisions; administers the funds' day-to-day operations; serves as the Acquiring Funds' transfer agent and dividend disbursing agent; prepares the Acquiring Funds' financial statements; provides the funds with personnel, office space, equipment and supplies; maintains fund records; and supervises the activities of the funds' sub-advisers and other service providers. JHLICO will commence actively performing these functions for the Financial Industries Fund only upon consummation of the reorganization, because that Acquiring Fund will not commence operations until the closing of the reorganization.

Each of the Acquiring Funds plans to employ what is commonly referred to as a "manager of managers arrangement." An application has been filed with the SEC to permit this arrangement to go into effect. Under a manager of managers arrangement, an Acquiring Fund would be able to retain new sub-advisers (or change the terms of its agreement with an existing sub-adviser) without need for shareholder (or Variable Contract owner) approval. In the absence of such a manager of managers order from the SEC, the Acquiring Funds would continue to be subject to currently applicable requirements to obtain shareholder (and Variable Contract owner) approval for most changes. The shareholders of (and, except for the Financial Industries Fund, Variable Contract owners participating in) each Acquiring Fund have voted to approve the manager of managers arrangement. There is no assurance, however, about when or if the SEC will issue the requested order.

Summary of Each Proposal

For each Proposal, this proxy statement and prospectus includes a summary of more complete information appearing later or incorporated in the document. Please read this entire document, including Exhibit A and Appendixes A and B, carefully, because they contain details that are not in the summary. You can obtain information about your rights and obligations as the owner of a Variable Contract from your Prospectus for that Variable Contract.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
V.A. Financial Industries Fund and Financial Industries Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Financial Industries Fund and Financial Industries Fund. Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Financial Industries Fund. Financial Industries Fund would also assume V.A. Financial Industries Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Financial Industries Fund to Financial Industries
Fund

-----------------------------------------------------------------------------------------
                  V.A. Financial Industries              Financial Industries Fund
                    Fund (Acquired Fund)                     (Acquiring Fund)
-----------------------------------------------------------------------------------------
Business        A diversified series of John          A newly-organized
                Hancock Declaration Trust.            non-diversified series of John
                The trust is an open-end              Hancock Variable Series Trust
                management investment company         I, an open-end management
                organized as a Massachusetts          investment company organized as
                business trust.                       a Massachusetts business trust.
-----------------------------------------------------------------------------------------
Net assets      $57.7 million.                        None.  The fund is
as of                                                 newly-organized and does not expect
December                                              to commence investment operations
31, 2002                                              until the reorganization occurs.
-----------------------------------------------------------------------------------------
Investment      Investment adviser:                   Investment adviser:
adviser         John Hancock Advisers, LLC            John Hancock Life Insurance
and                                                   Company
portfolio       Portfolio managers:
managers        James K. Schmidt, CFA                 Subadviser:
                -Executive Vice President of          John Hancock Advisers, LLC
                 adviser
                -Joined fund team in 1997             Portfolio managers:
                -Joined adviser in 1992               James K. Schmidt, CFA
                -Began business career in 1979        -Executive Vice President of
                                                       subadviser
                Thomas C. Goggins                     -Joined fund team in 2003
                -Senior Vice President of             -Joined subadviser in 1992
                 adviser                              -Began business career in
                -Joined fund team in 1998              1979
                -Joined adviser in 1995
                -Began business career in 1981        Thomas C. Goggins
                                                      -Senior Vice President of
                                                       subadviser
                                                      -Joined fund team in 2003
                                                      -Joined subadviser in 1995
                                                      -Began business career in
                                                       1981
-----------------------------------------------------------------------------------------
Investment      The fund seeks capital                The fund seeks long-term
objective       appreciation. This objective          capital appreciation.  This
                can be changed without                objective can be changed
                shareholder approval.                 without shareholder approval.
-----------------------------------------------------------------------------------------
Primary         The fund normally invests at          The fund normally invests at
investments     least 80% of its assets in            least 80% of its assets in
                stocks of U.S. and foreign            equity securities of (a)
                financial services companies          companies in the financial
                of any size. These companies          services industries including
                include banks, thrifts,               banks, thrifts, credit and
                finance companies, brokerage          finance companies, insurance
                and advisory firms, real              companies, leasing companies,
                estate-related firms,                 real estate-related firms,
                insurance companies and               financial holding companies and
                financial holding companies.          similar entities and (b) to a
                                                      more limited extent,
                                                      non-financial industry
                                                      companies expected to
                                                      benefit from products or
                                                      other market advantages in
                                                      the financial services
                                                      industries.
-----------------------------------------------------------------------------------------
Investment      In managing the portfolio,            The managers select financial
strategy        the managers focus primarily          industry stocks using
                on stock selection rather             proprietary fundamental equity
                than industry allocation.  In         research and quantitative
                choosing individual stocks,           screening.  The managers use
                the managers use fundamental          fundamental equity research to
                financial analysis to                 identify companies that:
                identify securities that
                appear comparatively                     o  are positioned to benefit from
                undervalued.  Given the                     industry-wide trends such as
                industry-wide trend towards                 consolidation and regulatory
                consolidation, the managers                 changes; and
                also invest in companies that            o  are comparatively undervalued
                appear to be positioned for a               relative to balance sheet and
                merger.  The managers gather                earnings.
                firsthand information about
                companies from interviews and         The fund's industry weightings
                company visits.                       are primarily a result of stock
                                                      selection and therefore may
                                                      differ significantly from its
                                                      benchmark.  The managers
                                                      normally invest in 40 to 100
                                                      companies, which may be of any
                                                      size.
-----------------------------------------------------------------------------------------
Other           The fund may invest in U.S.           The fund may invest in bonds,
investments     and foreign bonds, including          without specific limit as to
                up to 5% of net assets in             amount, quality, or country.
                junk bonds (those rated below
                BBB/Baa and their unrated
                equivalents).
-----------------------------------------------------------------------------------------
                Both funds may also invest in certain Exchange Traded Funds
                (ETFs).
-----------------------------------------------------------------------------------------
Short-term      The fund may invest up to 15%         The fund may invest in
securities      of net assets in                      investment-grade short-term
                investment-grade short-term           securities without specific
                securities.                           limit as to amount.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Foreign           The fund may invest in                The fund invests mostly in
securities        foreign securities, including         stocks of U.S. companies, but
                  foreign-denominated                   also invests, to a limited
                  securities and sponsored and          extent, in foreign securities
                  unsponsored depositary                denominated in U.S. and foreign
                  receipts.                             currencies.
-----------------------------------------------------------------------------------------
Initial           Both funds may invest in IPOs.
public
offerings
("IPOs")
-----------------------------------------------------------------------------------------
Diversification   The fund is diversified and,          The fund is non-diversified,
                  with respect to 75% of total          which means that it is not
                  assets, cannot invest more            limited in the extent to which
                  than 5% of total assets in            it can invest more than 5% of
                  securities of a single                total assets in securities of a
                  issuer.                               single issuer.
-----------------------------------------------------------------------------------------
Derivatives       The fund may make limited use         The fund may use derivatives
                  of certain derivatives                (investments whose value is
                  (investments whose value is           based on indices or other
                  based on indices, securities          securities).
                  or currencies).
-----------------------------------------------------------------------------------------
Temporary         In abnormal market                    In abnormal market conditions,
defensive         conditions, the fund may              the fund may take temporary
positions         temporarily invest up to 80%          defensive measures - such as
                  of assets in investment-grade         holding unusually large amounts
                  short-term securities. In             of cash and cash equivalents -
                  these and other cases, the            that are inconsistent with the
                  fund might not achieve its            fund's primary investment
                  goal.                                 strategy.  In these and other
                                                        cases, the fund may not achieve
                                                        its investment goal.
-----------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives and principal investment policies and risks of the Acquired Fund and the Acquiring Fund are substantially similar, except that Financial Industries Fund has greater flexibility than your fund to invest in securities of companies in the non-financial industries that are expected to benefit from the financial services industries.

Your fund is diversified, and with respect to 75% of its total assets may not invest more than 5% of its total assets in securities of a single issuer. On the other hand, Financial Industries Fund is a non-diversified fund and therefore is not subject to that limit.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks"

The Funds' Expenses

Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002. Because Financial Industries Fund has not yet commenced operations, estimated annual expenses are shown for that fund. Actual future expenses may be greater or less.

                                                        V.A.
                                                     Financial    Financial
                                                     Industries   Industries
                                                       Fund         Fund
                                                     (Acquired   (Acquiring
Shareholder transaction expenses                       Fund)        Fund)
------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                  none         none
purchases
(as a % of purchase price)
Maximum sales charge imposed on                         none         none
reinvested dividends
Maximum deferred sales charge (load) as
a % of purchase or sale price,                          none         none
whichever is less
Redemption fee                                          none         none
Exchange fee                                            none         none

Annual fund operating expenses
(as a % of average net assets)
------------------------------------------------------------------------------
Management fee                                          0.80%        0.80%
Distribution and service (12b-1) fee                    none         none
Other expenses                                          0.10%        0.08%
Total fund operating expenses                           0.90%        0.88%
Expense reduction                                       0.00%(1)     0.00%(2)
Net fund operating expenses                             0.90%        0.88%

(1) V.A. Financial Industries Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.

(2) Financial Industries Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. There is no stated limit to the duration of this commitment.

Examples

The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                      V.A.
                                                   Financial    Financial
                                                   Industries   Industries
                                                      Fund        Fund
                                                   (Acquired   (Acquiring
                                                     Fund)        Fund)
---------------------------------------------------------------------------
Year 1                                                 $92          $89
Year 3                                                $287         $279
Year 5                                                $499         $485
Year 10                                             $1,110       $1,079

Other Consequences of the Reorganization. JHA will serve as sub-adviser to Financial Industries Fund. In this capacity, JHA will have primary responsibility for making investment decisions for Financial Industries Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. JHA will receive its compensation from JHLICO, and the fund pays no sub-management fees over and above the management fee it pays to JHLICO. JHA will receive sub-management fees from JHLICO at the following rates: 0.70% of the first $50,000,000 of the fund's average daily net assets; 0.60% of the next $50,000,000; 0.50% of the next $100,000,000; and 0.40% of any amount in excess of $200,000,000.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Financial Industries Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund. Because each fund has the same portfolio management and the substantially the same investment objective, strategies and policies, the funds are subject to most of the same principal risks.

--------------------------------------------------------------------------------
               V.A. Financial Industries             Financial Industries Fund
                 Fund (Acquired Fund)                    (Acquiring Fund)
--------------------------------------------------------------------------------
Stock         The value of securities in the fund may go down in response to
market        overall stock market movements. Markets tend to move in cycles,
risk          with periods of rising prices and periods of falling prices.
              Stocks tend to go up and down in value more than bonds.
--------------------------------------------------------------------------------
Sector        Because the fund focuses on a single sector of the economy, its
concen-       performance depends in large part on the performance of that tration risk  sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial
              services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between the borrowing and lending rates available to these banks and companies.
--------------------------------------------------------------------------------
Investment Stocks of banks and financial services companies as a group category could fall out of favor with the market, causing the fund to risk underperform funds that focus on other types of stocks.
--------------------------------------------------------------------------------
Manager       The manager and its strategy may fail to produce the intended
risk          results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
--------------------------------------------------------------------------------
Non-          Not applicable.                        The fund's larger permitted
diver-                                               positions in individual
sification                                           companies could lead to
risk                                                 more volatile performance
                                                     relative to more
                                                     diversified funds. The less
                                                     diversified the fund's
                                                     holdings are, the more a
                                                     specific stock's poor
                                                     performance is likely to
                                                     hurt the fund's
                                                     performance.
--------------------------------------------------------------------------------
Foreign       Foreign investments involve additional risks, including
securities    potentially unfavorable currency exchange rates, inadequate or
risk          inaccurate financial information and social or political
              instability.
--------------------------------------------------------------------------------
Bond risk     The credit rating of any bond in the fund's portfolio could be downgraded or the issuer of a bond could default on its
              obligations. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.
--------------------------------------------------------------------------------
Derivatives   Certain derivative instruments can produce disproportionate
risk          gains or losses and are riskier than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
Turnover      In general, the greater the volume of buying and selling by a
risk          fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's
              performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
--------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of the Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 30, 2003, but may occur on any later date before December 31, 2003. V.A. Financial Industries Fund will transfer all of its assets to Financial Industries Fund and Financial Industries Fund will assume all of V.A. Financial Industries Fund's liabilities. This will result in the addition of V.A. Financial Industries Fund's assets to Financial Industries Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Financial Industries Fund will issue to V.A. Financial Industries Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Financial Industries Fund. As part of the liquidation of V.A. Financial Industries Fund, these shares will be distributed immediately to shareholders of record of V.A. Financial Industries Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Financial Industries Fund will end up as shareholders of Financial Industries Fund.

o After the shares are issued, the existence of V.A. Financial Industries Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees recommends the proposed reorganization as being in the best interest of shareholders of your fund. In approving the reorganization, the board of trustees considered the following matters, among others.

First, the expenses of the Acquiring Fund are estimated to be modestly lower than the historical expenses of your fund. While the amount is modest, the board views any cost savings to the shareholders to be an important consideration. In addition, the investment adviser to the Acquiring Fund has agreed to a more favorable and permanent expense limitation. Consequently, the Acquiring Fund's ordinary expenses cannot, without shareholder approval, be higher than your fund's historical expenses. In contrast, your fund's expense ratio could increase in the future to a level substantially higher than the Acquiring Fund's expenses.

Second, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

Third, the Acquiring Fund has not yet commenced investment operations and its investment objective and policies are substantially the same as those of your fund. Since JHA will serve as subadviser to the Acquiring Fund, you will have the continuing benefit of the same investment strategy and portfolio management team.

The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the variable contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Financial Industries Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would receive a lower fee in its capacity as subadviser to the Acquiring fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, Financial Industries Fund's total expense ratio during the current fiscal year are expected to be 0.88%, which is lower than your fund's total expense ratio during its most recent fiscal year.

Investment Performance

Information about V.A. Financial Industries Fund's performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus. After the reorganization, as accounting successor to your fund, Financial Industries Fund will assume your fund's historical performance record.

Further Information on the Reorganization

For further information regarding the terms of the reorganization and the special meeting of shareholders please see "Further Information on each Reorganization."

PROPOSAL 2
Approval of Agreement and Plan of Reorganization Between
V.A. Relative Value Fund and Growth & Income Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Relative Value Fund and Growth & Income Fund. Under this Agreement, V.A. Relative Value Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Relative Value Fund. Growth & Income Fund would also assume V.A. Relative Value Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Relative Value Fund to Growth & Income Fund

------------------------------------------------------------------------------------
               V.A. Relative Value Fund              Growth & Income Fund
                   (Acquired Fund)                      (Acquiring Fund)
------------------------------------------------------------------------------------
Business       A diversified series of           A non-diversified series of John
               John Hancock Declaration          Hancock Variable Series Trust I.
               Trust. The trust is an            The trust is an open-end management
               open-end management               investment company organized as a
               investment company                Massachusetts business trust.
               organized as a
               Massachusetts business
               trust.
------------------------------------------------------------------------------------
Net assets     $30.5 million                     $1,762.2 million
as of
December
31, 2002
------------------------------------------------------------------------------------
Investment     Investment Adviser:               Investment Adviser:
adviser        John Hancock Advisers, LLC        John Hancock Life Insurance Company
and
portfolio      Portfolio Managers:               Subadviser:
managers
               Paul J. Berlinguet                Independence Investment LLC
               -Vice President of adviser        -Owned by John Hancock
               -Joined fund team in 2002         -Managing since 1982
               -Joined adviser in 2001           -Managing fund and its predecessor
               -U.S. equity investment            since 1986
                manager, Baring
                America Asset                    Portfolio Managers:
                Management (1989-2001)
               -Began business career in         Investment team overseen by:
                1986
                                                 Paul F. McManus
               Roger C. Hamilton                 -Senior Vice President of subadviser
               -Vice president of adviser        -Joined subadviser in 1982
               -Joined fund team in 1999
               -Joined adviser in 1994           Thomas D. Spicer
               -Began business career in         -Senior Vice President of subadviser
                1980                             -Joined subadviser in 1991

               Robert J. Uek, CFA                Subadviser:
               -Vice president of adviser
               -Joined fund team in 2002         Putnam Investment Management LLC
               -Joined adviser in 1997           -Managing since 1937
               -Began business career in         -Managing fund since November, 2000
                1990
                                                 Portfolio Managers:

               Thomas P. Norton, CFA             Investment team overseen by:
               -Vice President of adviser
               -Joined fund team in 2002         Jeffrey R. Lindsey, CFA
               -Joined adviser in 2002           -Managing Director of subadviser
               -Investment manager,              -Joined subadviser in 1994
                Baring Asset Management
                (1997-2002)                      David J. Santos
               -Began business career in         -Senior Vice President of subadviser
                1986                             -Joined subadviser in 1986


-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                 Anthony R. Sellitto III, CFA
                                                 -Senior Vice President of subadviser
                                                 -Joined subadviser in 2000
                                                 -Portfolio manager, Berger
                                                  Associates (1998-2000)
                                                 -Assistant portfolio manager,
                                                  Crestone Capital Management
                                                  (1995-  1998)
-------------------------------------------------------------------------------------
Investment     The fund seeks long-term          The fund seeks income and long-term
objective      capital appreciation.             capital appreciation. This
               This objective can be             objective can be changed without
               changed without                   shareholder approval.
               shareholder approval.
-------------------------------------------------------------------------------------
Primary        The fund invests                  The fund invests primarily in a
investments    primarily in a                    diversified mix of common stocks of
               diversified portfolio of          large and mid-sized U.S. companies.
               stocks.
-------------------------------------------------------------------------------------
Investment     In managing the                  The fund employs two subadvisers,
strategy       portfolio, the managers          Independence and Putnam, each of
               emphasize a                      which employs its own investment
               value-oriented approach to       approach and independently manages
               individual stock                 its portion of the fund.   The fund
               selection.  With the aid         uses three distinct investment
               of proprietary computer          styles intended to complement each
               models, the management           other: growth, value and blend.  The
               team looks for companies         allocation across styles as of
               that are selling at a            year-end 2002 was approximately: growth
               discount to their                portion 18%, value portion 19% and
               long-term intrinsic and          blend portion 63%.
               "franchise" values.  These
               companies often have             Independence manages the value and
               identifiable catalysts           blend style portions of the fund,
               for growth, such as new          and selects stocks using a
               products, business               combination of proprietary equity
               reorganizations, or              research and quantitative tools.
               mergers.                         Stocks are purchased that are
                                                undervalued relative to the stock's
               The fund manages risk by         history and have improving earnings
               typically holding between        growth prospects.
               50 and 150 large
               capitalization companies         Independence normally invests in 75
               that are diversified             to 160 stocks, with at least 65%
               across industry sectors.         (usually higher) of its assets in
               The management team also         companies with market
               uses fundamental                 capitalizations that are within the
               financial analysis to            range of the 1000 largest companies
               identify individual              in the Russell 3000 Index (companies
               companies with                   with market capitalizations above
               substantial cash flows,          $1.1 billion as of December 31,
               reliable revenue streams,        2002).
               superior competitive
               positions and strong             Putnam manages the growth style
               management.                      portion of the fund.  Putman uses
                                                proprietary fundamental research to
               The fund may attempt to          identify companies with
               take advantage of                characteristics such as a favorable
               short-term market volatility by  earnings surprise or  momentum,
               investing in corporate           favorable financial strength and
               restructurings or pending        ratios, strong and innovative
               acquisitions.                    management teams, opportunities for
                                                above average earnings growth
                                                within their industry, and
                                                strong competitive positions
                                                relative to peers and suppliers.

                                                Putnam normally invests in 65 to
                                                120 stocks, with at least 65%
                                                (usually higher) of its assets
                                                in companies with market
                                                capitalizations that are within
                                                the range of the 1000 largest
                                                companies in the Russell 3000
                                                Index (companies with market
                                                capitalizations above $1.1
                                                billion as of December 31,
                                                2002).
-------------------------------------------------------------------------------------
Foreign        The fund may invest up to        The fund may invest in foreign
securities     25% of its assets in             securities which are traded or
               foreign securities (35%          denominated in U.S. dollars.
               during adverse U.S.
               market conditions).
-------------------------------------------------------------------------------------
Debt           Both funds may invest in bonds and money market securities.
securities
-------------------------------------------------------------------------------------
Junk bonds     The fund may invest up to         The fund is subject to no specific
               15% of net assets in junk         limit on investing in lower-rated
               bonds rated as low as             (junk) bonds, although it does not
               CC/Ca and their unrated           normally invest a significant
               equivalents.                      portion of its assets in junk bonds.

-------------------------------------------------------------------------------------
Diver
-sification    The fund is diversified           The fund is non-diversified, which
               and, with respect to 75%          means it is not limited in the
               of total assets, may not          extent to which it can invest more
               invest more than 5% of            than 5% of total assets in
               total assets in securities        securities of a single issuer.
               of a single issuer.
-------------------------------------------------------------------------------------
Initial        Both funds may invest in IPOs.
public
offerings
("IPOs")
-------------------------------------------------------------------------------------
Derivatives    Both funds may make limited use of certain derivatives
               (investments whose value is based on indices, securities or currencies).
-------------------------------------------------------------------------------------
Temporary      In abnormal market                In abnormal market conditions, the
defensive      conditions, the fund may          fund may take temporary defensive
positions      temporarily invest                measures -- such as holding
               extensively in                    unusually large amounts of cash and
               investment-grade short-term       cash equivalents -- that are
               securities. In these and          inconsistent with the fund's
               other cases, the fund             primary investment strategy. In
               might not achieve its             these and other cases, the fund may
               goal.                             not achieve its investment goal.
-------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives, policies and risks of the two funds are similar but not identical. Your fund's investment objective is to seek capital appreciation. On the other hand, Growth & Income Fund's investment objective is to seek income as well as long-term capital appreciation.

The managers of your fund utilize a relative value-oriented investment strategy that focuses on companies that are selling at a discount to their long-term values. In contrast, Growth & Income Fund is managed according to three different investment styles: growth, blend and value.

Your fund typically invests in large capitalization companies, while Growth & Income Fund normally invests primarily in stocks of large and medium capitalization companies.

Your fund is diversified and, with respect to 75% of its total assets, cannot invest more than 5% of its assets in securities of a single issuer, while Growth & Income Fund is non-diversified and therefore is not subject to that limit.

Your Fund may invest up to 25% of its assets in foreign securities (35% during adverse U.S. market conditions) denominated in U.S. or foreign currencies. Growth & Income Fund invests only in foreign securities that are U.S. dollar denominated.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks".

The Funds' Expenses

Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002.
Future expenses may be greater or less.

As described in Proposal 3, the board of trustees has recommended that another John Hancock fund, V.A. Sovereign Investors Fund, also reorganize into Growth & Income Fund. The reorganization of V.A. Relative Value Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Sovereign Investors Fund occurs. The expense table also shows the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Relative Value Fund, but not V.A. Sovereign Investors Fund, occurred on December 31, 2001 or (2) that a reorganization with both V.A. Relative Value Fund and V.A. Sovereign Investors Fund occurred on December 31, 2001. The expenses shown in the table for V.A. Relative Value Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended December 31, 2002. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown.

----------------------------------------------------------------------------------------
                                                            Growth &        Growth &
                                                             Income       Income Fund
                                                              Fund         (PRO FORMA
                                                           (PRO FORMA     for the year
                                                             for the          ended
                                                              year         12/31/02)
                                                              ended         (Assuming
                                                            12/31/02)     reorganization
                                                            (Assuming          with
                                       V.A.      Growth   reorganization      V.A.
                                     Relative       &         with          Relative
                                      Value      Income        V.A.         Value Fund
                                       Fund       Fund      Relative        and V.A.
Shareholder transaction              Acquired  (Acquiring     Value         Sovereign
expenses                               Fund)      Fund)     Fund only)   Investors Fund)
----------------------------------------------------------------------------------------
Maximum sales charge (load)             none     none        none            none
imposed on purchases
(as a % of purchase price)
----------------------------------------------------------------------------------------
Maximum sales charge imposed            none     none        none            none
on reinvested
dividends
----------------------------------------------------------------------------------------
Maximum deferred sales charge           none     none        none            none
(load) as a % of
purchase or sale price,
whichever is less
----------------------------------------------------------------------------------------
Redemption fee                          none     none        none            none
----------------------------------------------------------------------------------------
Exchange fee                            none     none        none            none
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Annual fund operating expenses
(as a % of average net assets)
----------------------------------------------------------------------------------------
Management fee                          0.60%    0.67%       0.67%           0.67%
----------------------------------------------------------------------------------------
Distribution and service                none     none        none            none
(12b-1) fee
----------------------------------------------------------------------------------------
Other expenses                          0.13%    0.08%       0.08%           0.08%
----------------------------------------------------------------------------------------
Total fund operating expenses           0.73%    0.75%       0.75%           0.75%
----------------------------------------------------------------------------------------
Expense reduction                       0.00%(1) 0.00%(2)    0.00%(2)        0.00%(2)

----------------------------------------------------------------------------------------
Net fund operating expenses             0.73%    0.75%       0.75%           0.75%
----------------------------------------------------------------------------------------

(1) V.A. Relative Value Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.

(2) Growth & Income Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. There is no stated limit to the duration of this commitment.

Examples

The examples contained in the expense table show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

----------------------------------------------------------------------------------------
                                                                           Growth &
                                                           Growth &      Income Fund
                                                            Income       (PRO FORMA)
                                                             Fund         (Assuming
                                                             (PRO       reorganization
                                                             FORMA)          with
                                                           (Assuming         V.A.
                                       V.A.     Growth    reorganization   Relative
                                     Relative     &           with        Value Fund
                                      Value     Income        V.A.         and V.A.
                                      Fund       Fund       Relative      Sovereign
                                    (Acquired (Acquiring     Value        Investors
                                      Fund)      Fund)     Fund only)       Fund)
----------------------------------------------------------------------------------------
Year 1                                 $ 75      $ 77        $ 77            $ 77
----------------------------------------------------------------------------------------
Year 3                                 $233      $241        $240            $240
----------------------------------------------------------------------------------------
Year 5                                 $406      $418        $418            $418
----------------------------------------------------------------------------------------
Year 10                                $907      $933        $933            $932
----------------------------------------------------------------------------------------

Investment Management fees

--------------------------------------------------------------------------------
Investment management fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Relative Value       0.60%
Fund (Acquired Fund)
--------------------------------------------------------------------------------
Growth & Income Fund      0.71% on first $150 million
(Acquiring Fund)          0.69% on next $150 million
                          0.67% in excess of $300 million
--------------------------------------------------------------------------------

Independence Investment, LLC ("Independence"), a wholly-owned subsidiary of John Hancock Financial Services, Inc., and Putnam Investment Management, LLC ("Putnam") serve as co-sub-advisers to Growth & Income Fund. The sub-advisers have primary responsibility for making investment decisions for Growth & Income Fund's investment portfolios and placing orders with brokers and dealers to implement those decisions. JHLICO, as the Acquiring fund's investment adviser, advises the fund about how much of the fund's assets should, at a given time, be under the day-to-day management of Independence or Putnam. Based on current allocation procedures between the sub-advisers, any assets acquired by the Growth & Income Fund in the reorganization will be allocated to Independence and Putnam on a 50-50 basis.

The sub-advisers to the Acquiring Fund receive their compensation from JHLICO, and the fund pays no sub-management fees over and above the management fees it pays to JHLICO. Independence receives sub-management fees from JHLICO at the rate of .1875% per annum of the fund's average daily net assets that are under Independence's responsibility. Putnam receives sub-management fees from JHLICO at the following annual rates: 0.50% of the first $150,000,000 of the Acquiring Fund's average daily assets that are under Putnam's responsibility; 0.45% of the next $150,000,000; and 0.35% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Growth & Income Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-------------------------------------------------------------------------------------
                 V.A. Relative Value Fund             Growth & Income Fund
                     (Acquired Fund)                    (Acquiring Fund)
-------------------------------------------------------------------------------------
Stock            The value of securities in the fund may go down in response
market risk      to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than
                 bonds. If the fund concentrates in certain sectors, its
                 performance could be worse than that of the overall stock
                 market.
-------------------------------------------------------------------------------------
Manager risk     The manager and its strategy may fail to produce the
                 intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not
                 perform as expected.
-------------------------------------------------------------------------------------
Investment       The large capitalization           The large and medium
category         and value stocks in which          capitalization stocks in which
risk             the fund primarily invests         the fund primarily invests could
                 could fall out of favor            fall out of favor with the
                 with the market, causing           market, causing the fund to
                 the fund to underperform           underperform funds that focus on
                 funds that focus on small          small capitalization stocks.
                 or medium capitalization
                 stocks or on growth stocks.
-------------------------------------------------------------------------------------
Non-diversifi-   Not applicable.                    The fund's ability to take larger
cation risk                                         positions in individual companies
                                                    could lead to more volatile
                                                    performance relative to more
                                                    diversified funds. The less
                                                    diversified the fund's
                                                    holdings are, the more a
                                                    specific stock's poor
                                                    performance is likely to
                                                    hurt the fund's performance.
-------------------------------------------------------------------------------------
Initial          Each fund may invest in IPOs. Many IPO stocks are issued
public           by, and involve the risks associated with, small and medium
offering         capitalization companies.
(IPO) risk
-------------------------------------------------------------------------------------
Foreign          Foreign investments involve additional risks, including
securities       potentially inadequate or inaccurate financial information
risk             and social or political instability.
-------------------------------------------------------------------------------------
Foreign          Unfavorable foreign currency      Not applicable because the fund
currency         exchange rates could reduce       invests only in U.S. dollar-
risk             the value of securities traded    denominated foreign securities.
                 or denominated in foreign
                 currencies.
-------------------------------------------------------------------------------------
Bond risk        The credit rating of any          The credit rating of any bond in
                 bond in the fund's                the fund's portfolio could be
                 portfolio could be                downgraded or the issuer of a bond
                 downgraded or the issuer          could default on its obligations.
                 of a bond could default on        Bond prices generally fall when
                 its obligations. Bond             interest rates rise. This risk is
                 prices generally fall when        greater for longer maturity bonds.
                 interest rates rise. This risk
                 is greater for longer maturity
                 bonds. Junk bond prices can
                 fall on bad news about the
                 economy, an industry or a
                 company.
-------------------------------------------------------------------------------------
Derivatives      Certain derivative instruments can produce disproportionate risk gains or losses and are riskier than direct investments. Also,
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                 in a down market derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------------
Turnover         In general, the greater the volume of buying and selling by
risk             a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of the Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Relative Value Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Relative Value Fund's liabilities. This will result in the addition of V.A. Relative Value Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Growth & Income Fund will issue to V.A. Relative Value Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Relative Value Fund. As part of the liquidation of V.A. Relative Value Fund, these shares will be distributed immediately to shareholders of record of V.A. Relative Value Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Relative Value Fund will end up as shareholders of Growth & Income Fund.

o After the shares are issued, the existence of V.A. Relative Value Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal.

First, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is somewhat higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund. JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, although your fund's overall operating expenses are currently slightly lower, the Acquiring Fund may offer greater protection against increased operating costs in the future.

Second, shareholders may be better served by the Acquiring Fund's ability to invest in a broader range of securities. Growth & Income Fund is managed with three distinct investment strategies: growth, blend and value. The trustees considered that this added investment flexibility offered greater potential to achieve capital appreciation. The trustees also noted that the Variable
Contracts that invest in the funds offered other value-oriented investment options, so that participants in your fund could transfer into such investment options without incurring transaction costs or taxes.

Third, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact the management fee paid to JHLICO by the Acquiring Fund is somewhat higher than the management fee that your fund currently pays to JHA. Also, the historical overall expenses of the Acquiring Fund are slightly higher than your fund's historical total expenses. However, JHLICO has agreed to a more favorable limitation with respect to the Acquiring Fund's operating expenses (excluding management fees). Consequently, the potential maximum expenses of the Acquiring Fund are lower. The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the Variable Contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Relative Value Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Growth & Income Fund's total annual operating expenses (0.75%) are expected to be slightly higher than those of V.A. Relative Value Fund (0.73%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

For further information regarding the terms of the reorganization and the special meeting of shareholders please see "Further Information on each Reorganization."

PROPOSAL 3
Approval of Agreement and Plan of Reorganization Between
V.A. Sovereign Investors Fund and Growth & Income Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Sovereign Investors Fund and Growth & Income Fund. Under this Agreement, V.A. Sovereign Investors Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund would also assume V.A. Sovereign Investors Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Sovereign Investors Fund to Growth & Income Fund

----------------------------------------------------------------------------------------
               V.A. Sovereign Investors Fund             Growth & Income Fund
                     (Acquired Fund)                       (Acquiring Fund)
----------------------------------------------------------------------------------------
Business       A diversified series of John          A non-diversified series of John
               Hancock Declaration Trust.            Hancock Variable Series Trust I.
               The trust is an open-end              The trust is an open-end
               management investment company         management investment company
               organized as a Massachusetts          organized as a Massachusetts
               business trust.                       business trust.
----------------------------------------------------------------------------------------
Net            $39.7 million                         $1,762.2 million
assets as
of
December
31, 2002
----------------------------------------------------------------------------------------
Investment     Investment Adviser:                   Investment Adviser:
adviser        John Hancock Advisers, LLC            John Hancock Life Insurance
and                                                  Company
portfolio      Portfolio Managers:
managers                                             Subadviser:
               John F. Snyder III
               -Executive vice president of          Independence Investment LLC
                adviser                              -Owned by John Hancock
               -Joined fund team in 1996             -Managing since 1982
               -Joined adviser in 1991               -Managing fund and its
               -Began business career in 1971         predecessor since 1986

               Barry H. Evans, CFA                   Portfolio Managers:
               -Senior vice president of
                adviser                              Investment team overseen by:
               -Joined fund team in 1996
               -Joined adviser in 1986               Paul F. McManus
               -Began business career in 1986        -Senior Vice President of
                                                      subadviser
               Peter M. Schofield, CFA               -Joined subadviser in 1982
               -Vice president of adviser
               -Joined fund team in 1996             Thomas D. Spicer
               -Joined adviser in 1996               -Senior Vice President of
               -Began business career in 1984         subadviser
                                                     -Joined subadviser in 1991

                                                     Subadviser:

                                                     Putnam Investment Management LLC
                                                     -Managing since 1937
                                                     -Managing fund since November,
                                                      2000

                                                     Portfolio Managers:
                                                     Investment team overseen
                                                     by:

                                                     Jeffrey R. Lindsey, CFA
                                                     -Managing Director of subadviser
                                                     -Joined subadviser in 1994

                                                     David J. Santos
                                                     -Senior Vice President of
                                                      subadviser
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                     -Joined subadviser in 1986

                                                     Anthony R. Sellitto III, CFA
                                                     -Senior Vice President of
                                                      subadviser
                                                     -Joined subadviser in 2000
                                                     -Portfolio manager, Berger
                                                      Associates (1998-2000)
                                                     -Assistant portfolio manager,
                                                      Crestone Capital Management
                                                      (1995-  1998)
----------------------------------------------------------------------------------------
Investment     The fund seeks long-term              The seeks income and long-term
objective      growth of capital and income          capital appreciation. This
               without assuming undue market         objective can be changed without
               risks.  This objective can be         shareholder approval.
               changed without shareholder
               approval.
----------------------------------------------------------------------------------------
Primary        The fund invests at least 80%         The fund invests primarily in a
investments    of its stock investments in a         diversified mix of common stocks
               diversified portfolio of              of large and mid-sized U.S.
               companies with market                 companies.
               capitalizations within the
               range of the Standard &
               Poor's 500 Index. On January
               31, 2003, that range was $257.61
               million to $231.61 billion.
----------------------------------------------------------------------------------------
Investment     At least 65% of the fund's            The fund employs two
strategy       stock investments are                 subadvisers, Independence and
               "dividend performers" -               Putnam, each of which employs
               companies whose dividend              its own investment approach and
               payments have increased               independently manages its
               steadily for ten years.  In           portion of the fund.   The fund
               managing the portfolio, the           uses three distinct investment
               managers use fundamental              styles intended to complement
               financial analysis to                 each other: growth, value and
               identify individual companies         blend.  The allocation across
               with high-quality income              styles as of year-end 2002 was
               statements, substantial cash          approximately: growth portion
               reserves, and identifiable            18%, value portion 19% and
               catalysts for growth, which           blend portion 63%.
               may be new products or
               benefits from industry-wide           Independence manages the value
               growth.  The managers                 and blend style portions of the
               generally visit companies to          fund, and selects stocks using a
               evaluate the strength and             combination of proprietary
               consistency of their                  equity research and quantitative
               management strategy.                  tools.  Stocks are purchased
               Finally, the managers look            that are undervalued relative to
               for stocks that are                   the stock's history and have
               reasonably priced relative to         improving earnings growth
               their earnings and industry.          prospectus.
               Historically, these companies
               have tended to have large or          Independence normally invests in
               medium market capitalizations.        75 to 160 stocks, with at least
                                                     65% (usually higher) of its
                                                     assets in companies with
                                                     market capitalizations that
                                                     are within the range of the
                                                     1000 larges companies in
                                                     the Russell 3000 Index
                                                     (companies with market
                                                     capitalizations above $1.1
                                                     billion as of December 31,
                                                     2002).

                                                     Putnam manages the growth
                                                     style portion of the fund.
                                                     Putman uses proprietary
                                                     fundamental research to
                                                     identify companies with
                                                     characteristics such as a
                                                     favorable earnings surprise
                                                     or momentum, favorable
                                                     financial strength and
                                                     ratios, strong and
                                                     innovative management
                                                     teams, opportunities for
                                                     above average earnings
                                                     growth within their
                                                     industry, and strong
                                                     competitive positions
                                                     relative to peers and
                                                     suppliers.

                                                     Putnam normally invests in 65
                                                     to 120 stocks, with at least
                                                     65% (usually higher) of its
                                                     assets in companies with
                                                     market capitalizations that
                                                     are within the range of the
                                                     1000 largest companies in
                                                     the Russell 3000 Index
                                                     (companies with market
                                                     capitalizations above $1.1
                                                     billion as of December 31,
                                                     2002).
----------------------------------------------------------------------------------------------
Debt           Both funds may invest in bonds of any maturity.
securities
----------------------------------------------------------------------------------------------
Junk bonds     The fund may invest up to 5%          The fund is subject to no
               of assets in junk bonds rated         specific limit on investing in
               as low as C and their unrated         lower-rated (junk) bonds,
               equivalents.                          although it does not usually
                                                     invest significantly in junk bonds.
----------------------------------------------------------------------------------------------
Foreign        The fund typically invests in         The fund may invest in foreign
securities     U.S. companies but may invest in      securities that are U.S.
               foreign securities traded or          dollar-traded or denominated.
               denominated in U.S. dollars.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Diversifi-     The fund is diversified and,          The fund is non-diversified and
cation         with respect to 75% of total          can invest more than 5% of total
               assets, cannot invest more            assets in securities of a single
               than 5% of total assets in            issuer.
               securities of a single issuer.

               In addition, the fund may not
               invest more than 5% of assets
               in any one security.
----------------------------------------------------------------------------------------------
Initial        Both funds may invest in IPOs.
public
offerings
("IPOs")
----------------------------------------------------------------------------------------------
Derivatives    The fund may make limited use         The fund may make limited use of
               of certain derivatives                certain derivatives (investments
               (investments whose value is           whose value is based on indexes
               based on indexes).                    or other securities).
----------------------------------------------------------------------------------------------
Temporary      In abnormal market                    In abnormal market conditions,
defensive      conditions, the fund may              the fund may take temporary
positions      temporarily invest                    defensive measures -- such as
               extensively in                        holding unusually large amounts
               investment-grade short-term           of cash and cash equivalents --
               securities. In these and              that are inconsistent with the
               other cases, the fund might           fund's primary investment
               not achieve its goal.                 strategy. In these and other
                                                     cases, the fund may not achieve
                                                     its investment goal.
----------------------------------------------------------------------------------------------

Investment Objectives, Policies and Risks

The investment objectives, policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund's investment objective is to seek long-term growth of capital and income without assuming undue market risk. On the other hand, Growth & Income Fund's investment objective is to seek income and long-term capital appreciation.

At least 65% of your fund's stock investments are "dividend performers" - companies whose dividend payments have increased steadily for at least 10 years. Growth & Income Fund is not required to invest in dividend performers.

Your fund invests in bonds of any maturity, and can invest up to 5% of assets in junk bonds. Growth & Income Fund does not typically invest in debt securities to a significant extent.

Your fund is diversified and cannot invest more than 5% of its assets in any one security, while Growth & Income Fund is non-diversified and therefore is not subject to that limit.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks".

The Funds' Expenses

Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002.
Future expenses may be greater or less.

As described in Proposal 2, the board of trustees of another John Hancock fund, V.A. Relative Value Fund, has recommended that V.A. Relative Value Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Sovereign Investors Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Relative Value Fund occurs. The expense table also shows the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Sovereign Investors Fund, but not V.A. Relative Value Fund, occurred on December 31, 2001 or (2) that a reorganization with both V.A. Sovereign Investors Fund and V.A. Relative Value Fund occurred on December 31, 2001. The expenses shown in the table for V.A. Sovereign Investors Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended December 31, 2002. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown.

----------------------------------------------------------------------------------------
                                                                           Growth &
                                                           Growth &      Income Fund
                                                            Income        (PRO FORMA
                                                             Fund        for the year
                                                         (PRO FORMA        ended
                                                           for the        12/31/02)
                                                             year         (Assuming
                                                            ended       reorganization
                                                           12/31/02)          with
                                                           (Assuming          V.A.
                                       V.A.     Growth   reorganization   Sovereign
                                    Sovereign     &          with         Investors
                                    Investors   Income        V.A.          Fund and
                                       Fund      Fund      Sovereign          V.A.
Shareholder transaction             (Acquired (Acquiring   Investors        Relative
expenses                              Fund)      Fund)     Fund only)     Value Fund)
----------------------------------------------------------------------------------------
Maximum sales charge (load)            none      none        none            none
imposed on purchases
(as a % of purchase price)
----------------------------------------------------------------------------------------
Maximum sales charge imposed           none      none        none            none
on reinvested
dividends
----------------------------------------------------------------------------------------
Maximum deferred sales charge          none      none        none            none
(load) as a % of
purchase or sale price,
whichever is less
----------------------------------------------------------------------------------------
Redemption fee                         none      none        none            none
----------------------------------------------------------------------------------------
Exchange fee                           none      none        none            none
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Annual fund operating expenses
(as a % of average net
assets)
----------------------------------------------------------------------------------------
Management fee                        0.60%      0.67%      0.67%           0.67%
----------------------------------------------------------------------------------------
Distribution and service               none      none        none            none
(12b-1) fee
----------------------------------------------------------------------------------------
Other expenses                        0.11%      0.08%      0.08%           0.08%
----------------------------------------------------------------------------------------
Total fund operating expenses         0.71%      0.75%      0.75%           0.75%
----------------------------------------------------------------------------------------
Expense reduction                     0.00%(1)   0.00%(2)   0.00%(2)        0.00%(2)
----------------------------------------------------------------------------------------
Net fund operating expenses           0.71%      0.75%      0.75%           0.75%
----------------------------------------------------------------------------------------

(1) V.A. Sovereign Investors Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.

(2) Growth & Income Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. There is no stated limit to the duration of this commitment.

Examples

The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

--------------------------------------------------------------------------------
                                                                   Growth &
                                                    Growth &      Income Fund
                                                     Income       (PRO FORMA)
                                                     Fund         (Assuming
                                                     (PRO       reorganization
                                                     FORMA)         with
                                                   (Assuming         V.A.
                               V.A.     Growth   reorganization    Sovereign
                            Sovereign     &           with        Investors Fund
                            Investors   Income        V.A.          and V.A.
                               Fund      Fund      Sovereign       Relative
                            (Acquired (Acquiring   Investors         Value
                              Fund)      Fund)     Fund only)        Fund)
--------------------------------------------------------------------------------
Year 1                         $ 73      $ 77        $ 77            $ 77
--------------------------------------------------------------------------------
Year 3                         $227      $241        $240            $240
--------------------------------------------------------------------------------
Year 5                         $395      $418        $418            $418
--------------------------------------------------------------------------------
Year 10                        $883      $933        $932            $932
--------------------------------------------------------------------------------

Investment Management fees

------------------------------------------------------
Investment management fees as a percentage
of average daily net assets.
--------------------------------------------------------
V.A. Sovereign         0.60%
Investors Fund
--------------------------------------------------------

--------------------------------------------------------
(Acquired Fund)
--------------------------------------------------------
Growth & Income        0.71% on first $150
Fund                   million
(Acquiring Fund)       0.69% on next $150 million
                       0.67% in excess of $300
                       million
--------------------------------------------------------

Independence Investment, LLC ("Independence"), a wholly-owned subsidiary of John Hancock Financial Services, Inc., and Putnam Investment Management, LLC ("Putnam") serve as co-sub-advisers to Growth & Income Fund. The sub-advisers have primary responsibility for making investment decisions for Growth & Income Fund's investment portfolios and placing orders with brokers and dealers to implement those decisions. JHLICO, as the Acquiring fund's investment adviser, advises the fund about how much of the fund's assets should, at a given time, be under the day-to-day management of Independence or Putnam. Based on current allocation procedures between the sub-advisers, any assets acquired by the Growth & Income Fund in the reorganization will be allocated to Independence and Putnam on a 50-50 basis.

The sub-advisers to the Acquiring Fund receive their compensation from JHLICO, and the fund pays no sub-management fees over and above the management fees it pays to JHLICO. With respect to the Acquiring Fund, Independence receives sub-management fees from JHLICO at the rate of .1875% per annum of the fund's average daily net assets that are under Independence's responsibility. Putnam receives sub-management fees from JHLICO at the following annual rates: 0.50% of the first $150,000,000 of the Acquiring Fund's average daily assets that are under Putnam's responsibility; 0.45% of the next $150,000,000; and 0.35% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Growth & Income Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------
                 V.A. Sovereign Investors            Growth & Income Fund
                   Fund (Acquired Fund)                 (Acquiring Fund)
--------------------------------------------------------------------------------------------
Stock            The value of securities in the fund may go down in response
market risk      to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than
                 bonds. If the fund concentrates in certain sectors, its
                 performance could be worse than that of the overall stock
                 market.
--------------------------------------------------------------------------------------------
Manager risk     The manager and its strategy may fail to produce the
                 intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not
                 perform as expected.
--------------------------------------------------------------------------------------------
Investment       The large and medium capitalization stocks in which the fund
category         primarily invests could fall out of favor with the market,
risk             causing the fund to underperform funds that focus on small capitalization stocks.
--------------------------------------------------------------------------------------------
Non-diver-       Not applicable.                    The fund's larger positions in
sification risk                                     individual companies could lead
                                                    to more volatile performance
                                                    relative to more diversified
                                                    funds. The less diversified
                                                    the fund's holdings are, the
                                                    more a specific stock's poor
                                                    performance is likely to
                                                    hurt the fund's performance.
--------------------------------------------------------------------------------------------
Small and        The fund's investments in small or medium capitalization
medium           companies may be subject to larger and more erratic price
capitalization   movements than investments in large capitalization
company risk     companies.
--------------------------------------------------------------------------------------------
Initial          Many IPO stocks are issued by, and involve the risks
public           associated with, small and medium capitalization companies.
offering
(IPO) risk
--------------------------------------------------------------------------------------------
Foreign          Foreign investments involve additional risks, including
securities       potentially inadequate or inaccurate financial information
risk             and social or political instability.
--------------------------------------------------------------------------------------------
Bond risk        The credit rating of any          The credit rating of any bond in
                 bond in the fund's                the fund's portfolio could be
                 portfolio could be                downgraded or the issuer of a bond
                 downgraded or the issuer          could default on its obligations.
                 of a bond could default on        Bond prices generally fall when
                 its obligations. Bond             interest rates rise. This risk is
                 prices generally fall when        greater for longer maturity bonds.
                 interest rates rise. This risk
                 is greater for longer maturity
                 bonds. Junk bond prices can fall
                 on bad news about the economy,
                 an industry or a company.
--------------------------------------------------------------------------------------------
Derivatives      Certain derivative instruments can produce disproportionate
risk             gains or losses and are riskier than direct investments.
                 Also, in a down market derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------------------
Turnover         In general, the greater the volume of buying and selling by
risk             a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's
                 performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
--------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Sovereign Investors Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Sovereign Investors Fund's liabilities. This will result in the addition of V.A. Sovereign Investors Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Growth & Income Fund will issue to V.A. Sovereign Investors Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Sovereign Investors Fund. As part of the liquidation of V.A. Sovereign Investors Fund, these shares will be distributed immediately to shareholders of record of V.A. Sovereign Investors Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Sovereign Investors Fund will end up as shareholders of Growth & Income Fund.

o After the shares are issued, the existence of V.A. Sovereign Investors Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal.

First, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. In fact, your fund is no longer being offered to new variable insurance contract holders and consequently has limited prospects for asset growth. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is somewhat higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund.

Second, the investment objectives and policies of both funds are similar. However, the trustees believe that the combination of managers using a variety of investment strategies offer a greater potential to achieve those objectives than your fund's dividend performer strategy.

Third, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The Trustees also considered the fact that the management fee paid to JHLICO by the Acquiring Fund is somewhat higher than the management fee that your fund currently pays JHA. Also, the historical overall expenses of the Acquiring Fund are slightly higher than your fund's historical total expenses. However, JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.

In addition, the trustees considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative costs, from consolidating the number of investment options under the Variable Contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Sovereign Investors Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Growth & Income Fund's total annual operating expenses (0.75%) are expected to be slightly higher than those of V.A. Sovereign Investors Fund (0.71%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

For further information regarding the terms of the reorganization and the special meeting of shareholders please see "Further Information on each Reorganization."

PROPOSAL 4
Approval of Agreement and Plan of Reorganization Between
V.A. Strategic Income Fund and Active Bond Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Strategic Income Fund and Active Bond Fund. Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Strategic Income Fund. Active Bond Fund would also assume V.A. Strategic Income Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Strategic Income Fund to Active Bond Fund

--------------------------------------------------------------------------------------
                V.A. Strategic Income Fund                Active Bond Fund
                     (Acquired Fund)                      (Acquiring Fund)
--------------------------------------------------------------------------------------
Business        The fund is a diversified           The fund is a diversified series
                series of John Hancock              of John Hancock Variable Series
                Declaration Trust. The              Trust I. The trust is an open-end
                trust is an open-end                management investment company
                management investment               organized as a Massachusetts
                company organized as a              business trust.
                Massachusetts business
                trust.
--------------------------------------------------------------------------------------
Net assets      $72.7 million                       $987.5 million
as of
December
31, 2002
--------------------------------------------------------------------------------------
Investment      Investment Adviser:                 Investment Adviser:
adviser and     John Hancock Advisers, LLC          John Hancock Life Insurance
portfolio                                           Company
managers        Portfolio managers:
                Frederick L. Cavanaugh, Jr.         Subadviser:
                -Senior Vice President of           John Hancock Advisers, LLC
                 adviser
                -Joined fund team in 1996           Portfolio managers:
                -Joined adviser in 1986
                -Began business career in           Howard C. Greene, CFA
                 1975                               -Senior Vice President of
                                                     subadviser
                Daniel S. Janis III                 -Joined fund team in 2002
                -Vice President of adviser          -Joined subadviser in 2002
                -Joined fund team in 1999           -Vice President at Sun Life
                -Joined adviser in 1999              Financial Services Company
                -Senior risk manager at              of Canada (1987-2002)
                 BankBoston (1997-1998)             -Began business career in 1979
                -Began business career in
                 1984                                Barry H. Evans, CFA
                                                    -Senior Vice President of
                                                     subadviser -Joined fund team
                                                     in 2002 -Joined subadviser
                                                     in 1986 -Began business
                                                     career in 1986

                                                    Benjamin A. Matthews -Vice
                                                    President of subadviser
                                                    -Joined fund team in 1995
                                                    -Joined subadviser in 1995
                                                    -Began business career in
                                                     1970
--------------------------------------------------------------------------------------
Investment      The fund seeks a high level         The fund seeks income and
objective       of current income. This             capital appreciation. This
                objective can be changed            objective can be changed without
                without shareholder                 shareholder approval.
                approval.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Primary         The fund invests primarily          The fund normally invests at
investments     in:                                 least 80% of its assets in a
                                                    diversified mix of debt
                o Foreign government and            securities including but not
                  corporate debt securities         limited to:
                  from developed and emerging
                  markets;                          o U.S. Treasury and agency
                                                      securities;
                o U.S. government and
                  agency securities; and            o foreign government and agency
                                                      securities (if
                o U.S. junk bonds rated as            dollar-denominated);
                  low as CC/Ca and their
                  unrated equivalents.              o corporate bonds, both U.S. and
                                                      foreign (if dollar-
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                The fund normally invests             denominated); and
                in all three categories.
                However, the managers may           o asset-backed and
                invest up to 100% of assets           mortgage-backed securities,
                in any one category.   The            including commercial mortgage
                fund may also invest in               backed securities.
                preferred stock and other
                types of debt securities.
--------------------------------------------------------------------------------------
Investment      In managing the portfolio,          The managers seek to identify
Strategy        the managers allocate               specific bond sectors, industries
                assets among the three              and specific bonds that are
                major sectors based on              attractively priced.  The
                analysis of economic                managers try to anticipate shifts
                factors such as projected           in the business cycle, using
                international interest rate         economic and industry analysis to
                movements, industry cycles,         determine which sectors and
                and political trends.               industries might benefit over the
                Within each sector, the             next 12 months. They use
                managers look for                   proprietary research to identify
                securities that are                 securities that are undervalued.
                appropriate for the overall
                portfolio in terms of               The managers evaluate bonds of
                yield, credit quality,              all quality levels and maturities
                structure, and industry             from many different issuers.  The
                distribution.  In selecting         fund normally has an average
                securities, relative yields         credit rating of "A" or higher.
                and risk/reward ratios are
                the primary considerations.

                Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to
                BBB).
--------------------------------------------------------------------------------------
Junk bonds      The fund may invest without         The fund may invest up to 25% of
                limit in junk bonds rated           assets in junk bonds.
                as low as CC/Ca and their
                unrated equivalents.
--------------------------------------------------------------------------------------
Foreign         The fund may invest in              The fund may invest in foreign
securities      foreign debt securities             securities that are U.S.
                without any percentage              dollar-denominated.
                limit. The fund limits its
                investments in government
                securities of any one
                country to 25% of total
                assets.
--------------------------------------------------------------------------------------
Mortgage-       Both funds may invest in mortgage-backed and asset-backed
backed and      securities.
asset-backed
securities
--------------------------------------------------------------------------------------
Average         There is no limit on the            There is no limit on the fund's
maturity        fund's average maturity.            average maturity. However, the
                                                    fund maintains an average
                                                    maturity that is typically
                                                    between three and ten years.

--------------------------------------------------------------------------------------
Illiquid        The fund may invest up to 15% of its net assets in restricted
securities      or illiquid securities.
--------------------------------------------------------------------------------------
Equity          The fund may invest up to          Not applicable because this fund
securities      10% of net assets in U.S.          does not expect to invest a
                or foreign common stocks.          significant amount of assets in
                                                   equity securities.
--------------------------------------------------------------------------------------
Diver-          Both funds are diversified and, with respect to 75% of total
sification      assets, cannot invest more than 5% of total assets in securities of a single issuer.
--------------------------------------------------------------------------------------
Derivatives     The fund may invest in              The fund's manager actively uses
                certain derivatives                 derivatives, such as futures, to
                (investments whose value is         adjust the fund's average
                based on indices,                   maturity and seeks to keep the
                securities or currencies).          fund's interest rate sensitivity
                                                    in line with the overall market.
--------------------------------------------------------------------------------------
Temporary       In abnormal market                  In abnormal market conditions,
defensive       conditions, the fund may            the fund may take temporary
positions       temporarily invest                  defensive measures -- such as
                extensively in                      holding unusually large amounts
                investment-grade short-term         of cash and cash equivalents --
                securities. In these and            that are inconsistent with the
                other cases, the fund might         fund's primary investment
                not achieve its goal.               strategy. In these and
                                                    other cases, the fund may not
                                                    achieve its investment goal.
--------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives, policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund's investment objective is to seek a high level of current income. On the other hand, Active Bond Fund's investment objective is to seek both income and capital appreciation.

Your fund can invest without limit in junk bonds, while Active Bond Fund may invest no more than 25% of its assets in junk bonds.

Your fund can invest extensively in foreign currency denominated government and corporate debt securities from developing and emerging markets, while Active Bond Fund may only invest in U.S.-dollar denominated foreign securities.

Your fund may invest up to 10% of its net assets in common stocks of U.S. and foreign companies, while Active Bond Fund does not typically invest in common stocks.

For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks".

The Funds' Expenses

Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002, adjusted to reflect any changes. Future expenses may be greater or less.

The expense table also shows the pro forma expenses of Active Bond Fund assuming that a reorganization with V.A. Strategic Income Fund occurred on December 31, 2001. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended December 31, 2002. Active Bond Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                               Active Bond
                                                                                  Fund
                                                                               (PRO FORMA
                                                                              for the year
                                                                                  ended
                                                      V.A.                      12/31/02)
                                                   Strategic     Active         (Assuming
                                                    Income        Bond       reorganization
Shareholder transaction expenses                     Fund         Fund          with V.A.
                                                   (Acquired   (Acquiring       Strategic
                                                     Fund)        Fund)       Income Fund)
-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                none        none            none
purchases
(as a % of purchase price)
Maximum sales charge imposed on                       none        none            none
reinvested dividends
Maximum deferred sales charge (load) as
a % of purchase or sale price,                        none        none            none
whichever is less
Redemption fee                                        none        none            none
Exchange fee                                          none        none            none

Annual fund operating expenses
(as a % of average net assets)
-------------------------------------------------------------------------------------------
Management fee                                        0.60%       0.61%           0.61%
Distribution and service (12b-1) fee                  none        none            none
Other expenses                                        0.20%       0.08%           0.09%
Total fund operating expenses                         0.80%       0.69%           0.70%
Expense reduction                                     0.00%(1)    0.00%(2)        0.00%(2)
Net fund operating expenses                           0.80%       0.69%           0.70%

(1) V.A. Strategic Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until 4/30/03.

(2) Active Bond Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. There is no stated limit to the duration of this commitment.

Examples

The examples show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                               Active Bond
                                                                                  Fund
                                                                               (PRO FORMA
                                                                              for the year
                                                                                  ended
                                                      V.A.                      12/31/02)
                                                   Strategic     Active         (Assuming
                                                    Income        Bond       reorganization
                                                     Fund         Fund          with V.A.
                                                   (Acquired   (Acquiring       Strategic
Shareholder transaction expenses                     Fund)        Fund)       Income Fund)
-------------------------------------------------------------------------------------------
Year 1                                               $ 82        $  71            $ 71
Year 3                                               $256         $222            $222
Year 5                                               $446         $386            $387
Year 10                                              $994         $863            $864

Investment Management fees

----------------------------------------------------------------
Investment management fees as a percentage of
average daily net assets.
----------------------------------------------------------------
V.A. Strategic Income Fund         0.60%
----------------------------------------------------------------
Active Bond Fund                   0.70% on first $100 million
                                   0.65% on next $150 million
                                   0.61% on next $250 million
                                   0.575% on next $500 million
                                   0.55% in excess of $1 billion
----------------------------------------------------------------

JHA serves as sub-adviser to Active Bond Fund. In this capacity, JHA has primary responsibility for making investment decisions for Active Bond Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. JHA receives its compensation from JHLICO, and the fund pays no sub-management fees over and above the management fee it pays to JHLICO. JHA receives sub-management fees from JHLICO at the following rate: 0.25% per annum of the first $100,000,000 of the fund's average daily net assets; 0.20% of the next $150 million; 0.16% of the next $250,000,000; 0.125% of the next $500,000,000; and 0.10% of any additional amounts.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Active Bond Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-------------------------------------------------------------------------------------
                 V.A. Strategic Income Fund         Active Bond Fund
                     (Acquired Fund)                (Acquiring Fund)
-------------------------------------------------------------------------------------
Interest         When interest rates rise, bond prices usually fall.
rate risk        Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
-------------------------------------------------------------------------------------
Prepayment       If interest rate movements cause the fund's mortgage-related
(call) and       and callable securities to be paid off earlier or later than
extension        expected, the fund's share price or yield could be hurt.
risks
-------------------------------------------------------------------------------------
Credit risk      The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk. The prices of lower-rated bonds
                 may also be more volatile and more sensitive to adverse
                 economic developments.
-------------------------------------------------------------------------------------
Sector           The fund's risk profile                If the fund concentrates in
concentration    depends on its sector                  certain sectors of the bond
risk             allocation.  In general,               market, its performance could
                 investors should expect                be worse than that of the
                 fluctuations in share price,           overall bond market.
                 yield and total return that
                 are above average for bond
                 funds.
-------------------------------------------------------------------------------------
Manager risk     The manager and its strategy may fail to produce the
                 intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not
                 perform as expected.
-------------------------------------------------------------------------------------
Government       A fall in worldwide demand for U.S. government securities
securities       could lower the prices of these securities.
risk
-------------------------------------------------------------------------------------
Foreign          Foreign investments involve additional risks, including
securities       potentially inaccurate financial information and social or
risk             political instability.  The prices of foreign bonds may also be more volatile and more sensitive to adverse economic
                 developments occurring outside the U.S.
-------------------------------------------------------------------------------------
Foreign          Unfavorable foreign currency           Not applicable because the
currency         exchange rates could reduce            fund invests only in U.S.
risk             the value of bonds                     dollar-denominated bonds.
                 denominated in foreign
                 currencies.
-------------------------------------------------------------------------------------
Stock            Stock investments may go down          Not applicable, because this
market risk      in value due to stock market           fund does not expect to
                 movements or negative company          invest a significant amount
                 or industry events.                    of assets in equity
                                                         securities..
-------------------------------------------------------------------------------------
Derivatives      Certain derivative instruments can produce disproportionate
risk             gains or losses and are riskier than direct investments.
                 Also, in a down market derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------------
Liquidity        In a down or unstable market, the fund's investments could
and              become harder to value accurately or to sell at a fair
valuation        price.
risks
-------------------------------------------------------------------------------------
Turnover         In general, the greater the volume of buying and selling by
risk             a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's
                 performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Strategic Income Fund will transfer all of its assets to Active Bond Fund and Active Bond Fund will assume all of V.A. Strategic Income Fund's liabilities. This will result in the addition of V.A. Strategic Income Fund's assets to Active Bond Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Active Bond Fund will issue to V.A. Strategic Income Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Strategic Income Fund. As part of the liquidation of V.A. Strategic Income Fund, these shares will be distributed immediately to shareholders of record of V.A. Strategic Income Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Strategic Income Fund will end up as shareholders of Active Bond Fund.

o After the shares are issued, the existence of V.A. Strategic Income Fund will be terminated.

Reasons for the Proposed Reorganization.

The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal.

First, although the Acquiring Fund's management fee is marginally higher than the management fee paid by the Acquired Fund, the Acquiring Fund's other expenses and total expenses are substantially lower than those for your fund. Consequently, the reorganization offers a significant potential for reduced which will positively affect your return. In addition, JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.

Second, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses other than the management fee. While the management fee of the Acquiring Fund is slightly higher and is determined as a percentage of net assets, there are other expenses that are fixed costs or that are not based upon asset size. These expenses, as a percentage of net assets, will generally be lower for a larger fund compared to a smaller fund.

Third, Active Bond Fund has performed better than your fund over the three-year and five-year periods. While past performance cannot predict future results, the trustees believe that Active Bond Fund is better positioned than your fund to generate strong returns.

Fourth, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact that that JHLICO may potentially achieve some benefits, including reduced administrative from consolidating the number of investment options under the Variable Contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Strategic Income Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Active Bond Fund's total annual operating expenses (0.70%) are expected to be significantly less than those of V.A. Strategic Income Fund (0.80%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

For further information regarding the terms of the reorganization and the special meeting of shareholders please see "Further Information on each Reorganization."

PROPOSAL 5
Approval of Agreement and Plan of Reorganization Between
V.A. Technology Fund and Large Cap Growth Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Technology Fund and Large Cap Growth Fund. Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Technology Fund. Large Cap Growth Fund would also assume V.A. Technology Fund's liabilities. The Trust's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Technology Fund to Large Cap Growth Fund

----------------------------------------------------------------------------------------------
                  V.A. Technology Fund                   Large Cap Growth Fund
                    (Acquired Fund)                       (Acquiring Fund)
----------------------------------------------------------------------------------------------
Business        A diversified series of John          A non-diversified series of
                Hancock Declaration Trust.            John Hancock Variable Series
                The trust is an open-end              Trust I. The trust is an
                management investment company         open-end management investment
                organized as a Massachusetts          company organized as a
                business trust.                       Massachusetts business trust.
----------------------------------------------------------------------------------------------
Net assets      $12.1 million                         $496.6 million
as of
December
31, 2002
----------------------------------------------------------------------------------------------
Investment      Investment adviser:                   Investment adviser:
adviser         John Hancock Advisers, LLC            John Hancock Life Insurance
and                                                   Company
portfolio       Subadviser:
managers                                              Subadviser:
                American Fund Advisors, Inc.
                -Responsible for day-to-day           Independence Investment LLC
                 investments                          -Owned by John Hancock
                -Founded in 1978                      -Managing since 1982
                -Supervised by the adviser            -Managed fund and its
                                                       predecessor since 1986
                Portfolio Managers:
                                                      Fund Managers:
                Barry J. Gordon                       -Management by investment team
                -President of subadviser                overseen by:
                -Joined fund team in 2000
                -Began business career in 1971        Mark C. Lapman
                                                      -President and CEO of subadviser
                Marc H. Klee, CFA                     -Joined subadviser in 1982
                -Executive vice president of
                 subadviser                           John C. Forelli
                -Joined fund team in 2000             -Senior vice president of
                -Began business career in 1977         subadviser
                                                      -Joined subadviser in 1990
                Alan J. Loewenstein, CFA
                -Senior vice president of subadviser
                -Joined fund team in 2000
                -Began business career in 1979
----------------------------------------------------------------------------------------------
Investment      The fund seeks long-term              The fund seeks capital
objective       growth of capital. This               appreciation. This objective
                objective can be changed              can be changed without
                without shareholder approval.         shareholder approval.
----------------------------------------------------------------------------------------------
Primary         The fund invests at least 80%         The fund invests primarily in a
investments     of assets in U.S. and foreign         diversified mix of common
                companies that rely                   stocks of large established
                extensively on technology in          U.S. companies that are
                their product development or          believed to offer above-average
                operations.  These companies          potential for growth in
                are in fields such as:                revenues and earnings.
                computer software, hardware
                and Internet services;
                telecommunications;
                electronics; and data
                management and storage.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Investment      In managing the portfolio,            The fund normally invests in 75
Strategy        the managers focus primarily          to 160 stocks, and at least 80%
                on stock selection rather             of its assets in large cap
                than industry allocation.             companies.  "Large cap
                The managers invest in                companies" are those with market
                companies of any size whose           capitalizations that are
                stocks
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                appear to be trading                  within the capitalization range of
                below their true value, as            the Russell 1000 Growth Index.
                determined by fundamental             Moreover, the fund normally
                financial analysis of their           invests at least 65% (usually
                business models and balance           higher) of its assets in
                sheets as well as interviews          companies with market
                with senior management.   The         capitalizations that are within
                fund focuses on companies             the capitalization range of the
                that are undergoing a                 300 largest companies in the
                business change that appears          Russell 3000 Index, which
                to signify accelerated growth         included companies with market
                or higher earnings.                   capitalizations above $5.7
                                                      billion as of December 31,
                                                      2002.

                                                      The manager selects stocks
                                                      using a combination of
                                                      proprietary equity
                                                      research and quantitative
                                                      tools. Stocks are
                                                      purchased that are
                                                      undervalued relative to
                                                      the stock's history and
                                                      have improving earnings
                                                      growth prospects. The
                                                      manager seeks to maintain
                                                      risk and sector
                                                      characteristics that are
                                                      similar to the Russell
                                                      1000 Growth Index.
----------------------------------------------------------------------------------------
Foreign         The fund may invest in                The fund may invest in foreign
securities      securities of foreign issuers.        securities that are U.S.
                                                      dollar-denominated.
----------------------------------------------------------------------------------------
Diver-          The fund is diversified and, The fund is non-diversified and
sification      with respect to 75% of total can invest more than 5% of assets, cannot invest more total assets in securities on a than 5% of total assets in single issuer.
                securities of a single issuer.
----------------------------------------------------------------------------------------
Restricted      Both funds may invest in securities that are not publicly
securities      offered or traded, called restricted securities.
----------------------------------------------------------------------------------------
Initial         Both funds may invest in IPOs.
public
offerings
("IPOs")
----------------------------------------------------------------------------------------
Derivatives     The fund may make limited use           The fund may make limited use
                of certain derivatives                  of certain derivatives
                (investments whose value is             (investments whose value is
                based on indices, securities or         based on indices or other
                currencies).                            securities).
----------------------------------------------------------------------------------------
Temporary       In abnormal market conditions,          In abnormal market
defensive       the fund may temporarily                conditions, the fund may take
positions       invest more than 20% of assets          temporary defensive measures
                in investment grade short-term          -- such as holding unusually
                securities.  In these and               large amounts of cash and
                other cased, the fund might             cash equivalents -- that are
                not achieve its goal.                   inconsistent with the fund's
                                                        primary investment strategy.
                                                        In these and other cases, the
                                                        fund may not achieve its
                                                        investment goal.
----------------------------------------------------------------------------------------

Investment Objectives and Policies

The investment objectives of the two funds are substantially similar, as your fund's investment objective is to seek long-term growth of capital and Large Cap Growth Fund's investment objective is to seek capital appreciation. However, your fund invests primarily in companies within the technology sector, while Large Cap Growth Fund typically invests in companies within many different sectors.

Your fund may invest in companies of any size, while Large Cap Growth Fund invests at least 80% of its assets in large capitalization companies. For a comparison of the principal risks of investing in the funds, please see "Comparison of Investment Risks".

Your fund is diversified, and with respect to 75% of its total assets may not invest more than 5% of its total assets in securities of a single issuer. On the other hand, Large Cap Growth Fund is a non-diversified fund and therefore is not subject to that limit.

The Funds' Expenses

Both funds pay various expenses. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2002, adjusted to reflect any changes1. Future expenses may be greater or less.

The expense table also shows the pro forma expenses of Large Cap Growth Fund assuming that a reorganization with V.A. Technology Fund occurred on December 31, 2001. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended December 31, 2002, adjusted to reflect any changes1. Large Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown.

1 The management fees paid by Large Cap Growth Fund changed effective October 5, 2002. The expense tables below have been adjusted to assume that the new management fee schedule was in place for the entire twelve month period ended December 31, 2002.

                                                                                Large Cap
                                                                               Growth Fund
                                                                               (PRO FORMA
                                                                              for the year
                                                                                  ended
                                                                  Large         12/31/02)
                                                      V.A.         Cap          (Assuming
                                                   Technology    Growth      reorganization
Shareholder transaction expenses                      Fund        Fund          with V.A.
                                                   (Acquired   (Acquiring      Technology
                                                     Fund)        Fund)           Fund)
-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                none        none            none
purchases
(as a % of purchase price)
Maximum sales charge imposed on                       none        none            none
reinvested dividends
Maximum deferred sales charge (load) as
a % of purchase or sale price,                        none        none            none
whichever is less
Redemption fee                                        none        none            none
Exchange fee                                          none        none            none

Annual fund operating expenses
(as a % of average net assets)
----------------------------------------------------------------------------------------------
Management fee                                       0.80%        0.79%           0.79%
Distribution and service (12b-1) fee                  none        none             none
Other expenses                                       0.24%        0.08%           0.08%
Total fund operating expenses                        1.04%        0.87%           0.87%
Expense reduction                                    0.00%(1)     0.00%(2)        0.00%(2)
Net fund operating expenses                          1.04%        0.87%           0.87%

(1) V.A. Technology Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until April 30, 2003.

(2) Large Cap Growth Fund's adviser has agreed in its investment management agreement to limit the fund's expenses, excluding management fees, to 0.10%. There is no stated limit to the duration of this commitment.

Examples

The examples below show what you would pay if you had invested $10,000 directly in each fund over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with the Variable Contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Expenses                                                                        Large Cap
                                                                               Growth Fund
                                                                               (PRO FORMA
                                                                              for the year
                                                                                  ended
                                                                 Large         12/31/02)
                                                      V.A.        Cap          (Assuming
                                                  Technology     Growth      reorganization
                                                     Fund         Fund          with V.A.
                                                   (Acquired   (Acquiring      Technology
                                                     Fund)        Fund)           Fund)
-------------------------------------------------------------------------------------------
Year 1                                              $  106       $   89         $   89
Year 3                                              $  331       $  277         $  277
Year 5                                              $  574       $  482         $  482
Year 10                                             $1,270       $1,071         $1,071

Investement Management fees

-----------------------------------------------------------------------
Investment management fees as a percentage of average daily net assets.
-----------------------------------------------------------------------
V.A. Technology Fund                       0.80%
(Acquired Fund)
-----------------------------------------------------------------------
Large Cap Growth Fund                      0.80% on first $500
(Acquiring Fund)                           million
                                           0.75% of next $500
                                           million
                                           0.70% in excess of
                                           $1 billion
-----------------------------------------------------------------------

American Fund Advisors, Inc. ("AFA") serves as sub-adviser to V.A. Technology Fund. AFA has primary responsibility for making investment decisions for V.A. Technology Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. AFA receives its compensation from JHA, and the fund pays no sub-management fees over and above the management fees it pays to JHA. AFA receives sub-management fees from JHA at the rate of 0.10% per annum of the Fund's average daily net assets.

Independence Investment, LLC ("Independence"), a wholly-owned subsidiary of John Hancock Financial Services, Inc., serves as sub-adviser to Large Cap Growth Fund. Independence has primary responsibility for making investment decisions for Large Cap Growth Fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Independence receives its compensation from JHLICO, and the Fund pays no sub-management fees over and above the management fees it pays to JHLICO. With respect to the Acquiring Fund, Independence receives sub-management fees from JHLICO at the following annual rate: 0.30% of the first $500,000,000 of average daily net assets; 0.2625% of next $500,000,000; and 0.225% above $1,000,000,000.

COMPARISON OF INVESTMENT RISKS

In deciding whether to approve the reorganization, you should consider whether the amount and character of investment risk involved in the authorized investments of Large Cap Growth Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------
                V.A. Technology Fund                 Large Cap Growth Fund
                  (Acquired Fund)                      (Acquiring Fund)
--------------------------------------------------------------------------------------
Stock           The value of securities in the fund may go down in response
market risk     to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than
                bonds. If the fund concentrates in certain sectors, its
                performance could be worse than that of the overall stock
                market.
--------------------------------------------------------------------------------------
Manager         The manager and its strategy may fail to produce the intended
risk            results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as
                expected.
--------------------------------------------------------------------------------------
Investment      The stocks of technology              The large capitalization growth
category        companies as a group could            stocks in which the fund
risk            fall out of favor with the            primarily invests could fall
                market.  This could cause the         out of favor with the market.
                fund to underperform funds            This could cause the fund to
                that focus on other types of          underperform funds that focus
                stocks.                               on medium or small
                                                      capitalization stocks or on
                                                      value stocks.
--------------------------------------------------------------------------------------
Sector          Because the fund focuses on a         Not applicable, because the
concentration   single sector of the economy,         fund does not concentrate its
risk            its performance depends in            investments in a single sector.
                large part on the performance of
                that sector. As a result, the
                value of your investment may
                fluctuate more widely than it would
                in a fund that is diversified across
                sectors. For instance, technology
                companies face special risks, and
                could be hurt by factors such as
                market saturation, price competition,
                obsolescence and competing technologies.
                Many technology companies are smaller
                companies that may have limited product
                lines and financial and managerial
                resources, making them vulnerable to
                isolated business setbacks.
--------------------------------------------------------------------------------------
Small and       The fund's investments in             The fund invests primarily in
medium          small or medium                       large capitalization
capitalization  capitalization companies may          companies.  However, to the
company         be subject to larger and more         extent the fund invests in
risk            erratic price movements than          small or medium capitalization
                investments in large                  companies, its investments in
                capitalization companies.             these companies may be subject
                                                      to larger and more erratic
                                                      price movements than
                                                      investments in large
                                                      capitalization companies.
--------------------------------------------------------------------------------------
Initial         A significant part of the fund's      Many IPO stocks are
public          return may at times be attributable   issued by, and involve
offering        to investments in IPOs.               the risks associated with,
(IPO) risk      Many IPO stocks are                   small and medium
                issued by, and involve                capitalization companies.
                the risks associated with,
                small and medium
                capitalization companies.
--------------------------------------------------------------------------------------
Foreign         The fund's foreign investments involve additional risks,
securities      including potentially inadequate or inaccurate
risk            financial information and social or political  instability.
--------------------------------------------------------------------------------------
Foreign         Unfavorable currency exchange rates   Not applicable because the fund
currency        could reduce the value of securities  invests only in foreign securities
risk            traded or denominated in foreign      that are traded or denominated in
                currencies.                           U.S. dollars.
--------------------------------------------------------------------------------------
Derivatives     Certain derivative instruments can produce disproportionate
risk            gains or losses and are riskier than direct investments.
                Also, in a down market derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------------
Liquidity       In a down or unstable market,          Not a principal risk of the
and             the fund's investments could           fund, as it invests primarily
valuation       become harder to value                 in large capitalization
risks           accurately or to sell at a             companies.
                fair price.
--------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement and Plan of Reorganization provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 25, 2003, but may occur on any later date before December 31, 2003. V.A. Technology Fund will transfer all of its assets to Large Cap Growth Fund and Large Cap Growth Fund will assume all of V.A. Technology Fund's liabilities. This will result in the addition of V.A. Technology Fund's assets to Large Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Large Cap Growth Fund will issue to V.A. Technology Fund shares with an aggregate value equal to the aggregate net asset value of V.A. Technology Fund. As part of the liquidation of V.A. Technology Fund, these shares will be distributed immediately to shareholders of record of V.A. Technology Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Technology Fund will end up as shareholders of Large Cap Growth Fund.

o After the shares are issued, the existence of V.A. Technology Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees recommends the proposed reorganization as being in the best interests of shareholders of your fund. The board of trustees considered the following matters, among others, in approving the proposal.

First, the Acquiring Fund's management fee is marginally lower than the management fee paid by the Acquired Fund. In addition, the Acquiring Fund's other expenses and total expenses are substantially lower than those of your fund. Consequently, the reorganization offers a significant potential for reduced which will positively affect your return. Further, JHLICO has also agreed to a lower and more permanent limitation of the Acquiring Fund's other expenses than JHA has agreed to with respect to your fund. Consequently, the Acquiring Fund offers greater protection against the potential for increased operating costs.

Second, shareholders may be better served by the Acquiring Fund's ability to invest in a broader range of securities. V.A. Technology Fund only invests in the securities of issuers in one market segment, while Large Cap Growth Fund may invest in a broad range of market sectors. The Trustees considered that this added investment flexibility offered greater potential to achieve capital appreciation. The trustees did consider, however, that the Acquiring Fund, since it has a substantially different investment approach, may not fit the investment approach of all of the Acquired Fund shareholders. The trustees considered this as a negative factor in determining whether the reorganization in the best interest of your fund. However, the trustees concluded that the other favorable factors outweighed this negative consideration. The trustees noted that the Variable Contracts that invest in the funds offered other investment options so that participants in your fund could transfer into such investment options without incurring transaction costs or tax liabilities.

Third, the Acquiring Fund is substantially larger than your fund and there can be no assurance that your fund's assets will grow significantly in the future. A large asset base has several advantages. With respect to investments, a larger asset base permits greater diversification of investments and potentially lower transaction costs. A large fund also offers the potential for lower per share expenses.

Fourth, Large Cap Growth Fund has performed better than your fund over the one-year period and since your fund's inception on May 1, 2000. During the one-year, three-year, five-year and 10-year periods, the Acquiring Fund has also outperformed its benchmark, the Russell 1000 Growth Index. While past performance cannot predict future results, the trustees believe that Large Cap Growth Fund is better positioned than your fund to generate strong returns.

Fifth, the trustees anticipate that all of the other series of the Trust may be terminated. Consequently, if your fund does not approve the reorganization, it may be the sole series of the Trust and be responsible for expenses of the Trust that are currently allocated over a number of different series.

The trustees also considered the fact that JHLICO may potentially achieve some benefits, including reduced administrative from consolidating the number of investment options under the variable contracts that it offers. In any event, the trustees concluded that, notwithstanding these benefits to JHLICO, the reorganization is in the best interests of V.A. Technology Fund and its shareholders. The trustees noted that JHA would not be achieving any direct benefit from the reorganization, but rather would no longer be managing your fund.

Comparative Fees and Expense Ratios

As shown in the expense tables above, after the reorganization, Large Cap Growth Fund's total annual operating expenses (0.87%) are expected to be significantly lower than those of V.A. Technology Fund (1.04%).

Comparative Performance

Information about the funds' performance is set forth in Appendixes A and B at the end of this Proxy Statement and Prospectus.

Further Information on the Reorganization

Further information regarding the terms of the reorganization and the special meeting of shareholders is set forth beginning on the following page.

FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of each Reorganization

Each reorganization will not take place unless each of the Acquired Fund and the Acquiring Fund in the respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code").

As a result, for federal income tax purposes as to each reorganization:

o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or
  (2) the distribution by the Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of the Acquired Fund's liabilities by such Acquiring Fund;

o The basis of the assets of the Acquired Fund acquired by the respective Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

o The tax holding period of the assets of the Acquired Fund in the hands of the respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

o The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Fund solely for shares of the respective Acquiring Fund as part of the reorganization;

o The basis of Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of the Acquired Fund surrendered in exchange; and

o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of each Acquired fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Additional Terms of each Agreement and Plan of Reorganization

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the respective Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each respective Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired and Acquiring Fund are subject to approval of the applicable Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganizations. The Acquired Funds will not bear any direct expenses of the reorganizations if they occur. Each Acquiring Fund (other than Financial Industries Fund, as described below) will pay its own costs in connection with entering into and carrying out the provisions of the Agreement, whether or not a reorganization occurs. Each of John Hancock Variable Series Trust I's funds, including each Acquiring Fund, will also bear a portion of the Acquired Funds' expenses in connection with entering into and carrying out the provisions of the Agreement for any reorganization that is consummated. Because Financial Industries Fund is not yet operational, JHLICO will pay the expenses in connection with the reorganization of V.A. Financial Industries Fund and Financial Industries Fund.

CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of December 31, 2002, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between December 31, 2002 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

If the reorganization of your fund(s) had taken place on December 31, 2002:

--------------------------------------------------------------------------------
                                V.A. Financial      Financial
Proposal 1                       Industries        Industries        Pro Forma
--------------------------------------------------------------------------------
Net Assets                         $57.74M            N/A             $57.74M
--------------------------------------------------------------------------------
Net Asset
Value Per Share                    $11.60             N/A             $11.60
--------------------------------------------------------------------------------
Shares Outstanding                   4.94M            N/A              $4.9M
--------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately one Financial Industries Fund share being issued for each share of V.A. Financial Industries Fund.

--------------------------------------------------------------------------------
Proposal 2                     V.A.
                             Relative     Growth &          Pro          Pro
                              Value        Income         Forma(1)      Forma(2)
--------------------------------------------------------------------------------
Net Assets                    $30.53M     $1,762.2M     $1,792.7M     $1,832.4M
--------------------------------------------------------------------------------
Net Asset
Value Per Share                $5.59          $9.22         $9.22         $9.22
--------------------------------------------------------------------------------
Shares Outstanding              5.45M        191.2M        194.5M        198.8M
--------------------------------------------------------------------------------

(1) Assuming the reorganization of V.A. Sovereign Investors Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2002, approximately .61 Growth & Income Fund shares would have been issued for each share of V.A. Relative Value Fund.

(2) Assuming the reorganization of V.A. Sovereign Investors Fund into Growth & Income Fund occurs. If both reorganizations had taken place on December 31, 2002, approximately .61 Growth & Income Fund shares would have been issued for each share of V.A. Relative Value Fund.

--------------------------------------------------------------------------------
Proposal 3                    V.A.
                           Sovereign      Growth &          Pro          Pro
                           Investors       Income         Forma(1)      Forma(2)
--------------------------------------------------------------------------------
Net Assets                   $39.72M      $1,762.2M      $1,801.9M     $1,832.4M
--------------------------------------------------------------------------------
Net Asset
Value Per Share              $11.53           $9.22          $9.22         $9.22
--------------------------------------------------------------------------------
Shares
Outstanding                    3.51M         191.2M         195.4M        198.8M
--------------------------------------------------------------------------------
                                                                    ------------
(1) Assuming the reorganization of V.A. Relative Value Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2002, approximately 1.23 Growth & Income Fund shares would have been issued for each share of V.A.
Sovereign Investors Fund.

(2) Assuming the reorganization of V.A. Relative Value Fund into Growth & Income Fund occurs. If both reorganizations had taken place on December 31, 2002, approximately 1.23 Growth & Income Fund shares would have been issued for each share of V.A. Sovereign Investors Fund.

--------------------------------------------------------------------------------
Proposal 4                     V.A. Strategic
                                   Income       Active Bond          Pro Forma
--------------------------------------------------------------------------------
    Net Assets                    $72.77M        $987.5M             $1,060.3M
--------------------------------------------------------------------------------
     Net Asset                     $8.67           $9.70                 $9.70
  Value Per Share
--------------------------------------------------------------------------------
      Shares                        8.40M         101.8M                109.3M
    Outstanding
--------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 0.89 Active Bond Fund shares being issued for each share of V.A. Strategic Income Fund.

--------------------------------------------------------------------------------
    Proposal 5                       V.A.        Large Cap
                                  Technology      Growth            Pro Forma
--------------------------------------------------------------------------------
    Net Assets                      $12.18       $496.6M             $508.8M
--------------------------------------------------------------------------------
     Net Asset                       $2.18        $11.18              $11.18
  Value Per Share
--------------------------------------------------------------------------------
      Shares                          5.59         44.4M               45.4M
    Outstanding
--------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 0.19 Large Cap Growth Fund shares being issued for each share of V.A. Technology Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

--------------------------------------------------------------
Type of Information      Headings in Prospectus for
                         each Acquired Fund
                         and each Acquiring Fund
--------------------------------------------------------------
Investment               Goal and Strategy/Main Risks
objective and
policies
--------------------------------------------------------------
Portfolio                Portfolio
Management               Management/Subadviser
--------------------------------------------------------------
Expenses                 Financial Highlights
--------------------------------------------------------------
Custodian                Business Structure
--------------------------------------------------------------
Dividends,               Dividends and Taxes
distributions and
taxes
--------------------------------------------------------------

BOARDS' EVALUATION AND RECOMMENDATION

With respect to each reorganization, for the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either that fund or its adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of each Acquiring Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of the each Acquiring Fund and that the interests of the Acquiring Funds' shareholders would not be diluted as a result of the reorganization.

The trustees of each Acquired Fund recommend that the shareholders vote FOR each proposal to approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of an Acquired Fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares of each Acquired Fund represented in person or by proxy, including shares that abstain or do not vote with respect to a proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against a proposal.

If the required approval of shareholders is not obtained, an Acquired Fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING

Voting at the Meeting

Variable Contract owners use the voting instruction card as a ballot to give their insurance company voting instructions for those shares attributable to the Variable Contracts as of the record date. When the Variable Contract owner completes the voting instruction card and sends it to the insurance company, the insurance company votes these shares in accordance with the Variable Contract owner's instructions. If the owner completes and signs the voting instruction card, the shares attributable to the Variable Contract will be voted as instructed. If the owner merely signs and returns the card, the insurance company will vote those shares in favor of the proposal. If the owner does not return the card, the insurance company will vote those shares in the same proportion as shares for which instructions were received from other Variable Contract owners in the same separate account.

Shares of each Acquired Fund which are not attributable to Variable Contracts will be represented and voted by one of the insurance companies in the same proportion as the voting instructions received from Variable Contract owners. These shares include shares purchased with contributions made as "seed" capital to the fund by the adviser.

Solicitation of Voting Instructions

This solicitation is being made in compliance with the requirements of the Agreement for each reorganization. Therefore, the expenses of each Acquired Fund and Acquiring Fund in preparing, filing, printing, and mailing these proxy/voting instruction materials (and any subsequent materials that may be used) to Variable Contract owners are part of that Fund's reorganization expenses that are estimated and allocated in the manner set forth above under "Further Information on Each Reorganization - Expenses of the Reorganizations." As explained there, this means that Funds of John Hancock Variable Series Trust will bear such expenses, except to the extent that JHLICO reimburses certain of those funds pursuant to its customary arrangements with those funds.

In addition to the mailing of these proxy materials, voting instructions may be solicited by telephone, by fax or in person by the trustees, officers and employees of the Acquired Funds and by personnel of the Acquired Funds' investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Annuity Servicing Office. Such solicitations would be at the expense of JHLICO or one of its affiliated companies.

Revoking Proxies

Each Variable Contract owner signing and returning a voting instruction card has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock, 529 Main Street, Charlestown, Massachusetts 02129, or

o By returning a duly executed voting instruction card with a later date before the time of the meeting, or

o If a Variable Contract owner has executed a voting instruction card but is present at the meeting, he or she may give voting instructions in person, by notifying the secretary of the relevant Acquired Fund(s) (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned voting instruction card.

Outstanding Shares and Quorum

As of February 25, 2003 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:

---------------------------------------------------
FUND                             SHARES OUTSTANDING
---------------------------------------------------
V.A. Financial Industries Fund
---------------------------------------------------
V.A. Relative Value Fund
---------------------------------------------------

---------------------------------------------------
V.A. Sovereign Investors Fund
---------------------------------------------------
V.A. Strategic Income Fund
---------------------------------------------------
V.A. Technology Fund
---------------------------------------------------

Only shareholders of record on February 25, 2003 are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Funds' board of trustees knows of no business to be presented for consideration at the meeting other than the proposals. If other business is properly brought before the meeting, shares represented will be voted according to the best judgment of the insurance company that is the record owner.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the record shareholders may vote their shares to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the record shareholders may propose one or more adjournments of the meeting to permit further solicitation of voting instructions concerning a proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares represented at the session of the meeting to be adjourned.

OWNERSHIP OF SHARES OF THE FUNDS

As of February 25, 2003 (the record date), the following companies owned of record or on behalf of their separate accounts, more than 5% of the funds' outstanding shares, as noted on the table below: John Hancock Life Insurance Company ("JHLICO"), 200 Clarendon Street, Boston, Massachusetts 02117; and John Hancock Variable Life Insurance Company ("JHVLICO"), 197 Clarendon Street, Boston, Massachusetts, 02117.

--------------------------------------------------------------------------------
Name                                                          Percentage of Fund
--------------------------------------------------------------------------------
Proposal 1
--------------------------------------------------------------------------------
V.A. Financial Industries Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Financial Industries Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Proposal 2
--------------------------------------------------------------------------------
V.A. Relative Value Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Growth & Income Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Proposal 3
--------------------------------------------------------------------------------
V.A. Sovereign Investors Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
0JHLICO                                                                        %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Proposal 4
--------------------------------------------------------------------------------
V.A. Strategic Income Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Active Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Proposal 5
--------------------------------------------------------------------------------
V.A. Technology Fund
--------------------------------------------------------------------------------
JHLICO                                                                         %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------------------------------------
JHLICO*                                                                        %
--------------------------------------------------------------------------------
JHVLICO                                                                        %
--------------------------------------------------------------------------------

*Includes shares purchased with seed capital by JHLICO.

However, these companies will vote all their fund shares only in accordance with voting instructions received from Variable Contract owners. For this reason, the companies do not exercise control over the funds by virtue of their record ownership of funds shares. As of the Record Date, no Variable Contract owner beneficially owned 5% or more of the outstanding shares of any Acquired Fund or any Acquiring Fund. In addition, as of the Record Date, fewer than 1% of the outstanding shares of each fund were attributable to Variable Contracts owned by trustees or officers of that fund..

EXPERTS

The financial statements and financial highlights of each fund at December 31, 2002 are incorporated by reference into this combined proxy statement and prospectus. Ernst & Young LLP, independent auditors, have audited the financial statements and financial highlights of each Fund at December 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements and financial highlights in the Statement of Additional Information, which is also a part of the registration statement that contains this combined proxy statement and prospectus. Those financial statements and financial highlights are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). For access to the Washington D.C. Reference Room, call (202) 942-8090. Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (duplicating fee required). In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. SEC file number 811-07437.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 26th day of February, 2003, by and between John Hancock Variable Series Trust I, a Massachusetts business trust (the "Trust II"), with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, on behalf of its series _______________________ (the "Acquiring Fund") and John Hancock Declaration Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, on behalf of its series _________________________ (the "Acquired Fund").
The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on April 25, 2003 [April 30, 2003 for V.A. Financial Industries Fund] (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations with respect to the Acquiring Fund shall be provided by State Street Bank and Trust Company (the "Acquiring Fund's Custodian"), as custodian and pricing agent for the Acquiring Fund and, and with respect to the Acquired Fund by the Bank of New York (the "Acquired Fund's Custodian).

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.   VALUATION

2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by each Custodian in accordance with its regular practice as pricing agent for its respective Fund.

3.   CLOSING AND CLOSING DATE

3.1 The Closing Date shall be April 25, 2003 [April 30, 2003 for V.A. Financial Industries Fund] or such other date on or before December 31, 2003 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund's Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund's Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund's Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquiring Fund's Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Acquiring Fund's Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund's Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

    (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

    (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

    (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

    (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

    (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

    (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2002 and the related statement of operations (copies of which have been furnished to the Acquiring Fund), present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2002 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

    (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

    (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

    (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

    (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

    (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

    (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

    (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

    (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

    (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

    (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

    (q) The prospectus of the Acquired Fund, dated May 1, 2002 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

    (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

    (a) The Trust II is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

    (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust II;

    (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, dated September 19, 2002 [for VST Financial Industries Fund, dated March 17, 2003] and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

    (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

    (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in a violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

    (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

    (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2002 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2002 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

    (h) Since December 31, 2002 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

    (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

    (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

    (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

    (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;

    (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

    (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

    (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND AND THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request;

7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND AND THE TRUST ON BEHALF OF THE ACQUIRED FUND

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

    (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

    (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

    (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

    (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, Attention: Arnold Bergman, Esq. or to the Acquired Fund at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Avery P. Maher, Esq., and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

                     [Remainder of Page Intentionally Blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                  -----------------------------
                  OF JOHN HANCOCK VARIABLE SERIES TRUST I



                  By:
                  -----------------------------------------
                      Name:
                      Title




                  JOHN HANCOCK DECLARATION TRUST on behalf of
                  --------------------------------



                  By:
                  ------------------------------------------
                  Name:  Maureen R. Ford
                  Title:  President and Chief Executive Officer

                                   Appendix A

                       Basic information about the funds


Appendix A includes basic information about the Acquired Funds and the Acquired Funds.

Financial Highlights Tables
---------------------------

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information for the past 5 years (or such shorter period as the fund has been in operation). The "total returns" in each table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). Certain information in the table reflects financial results for a single fund share. The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and Variable Contracts. Those expenses and charges vary considerably from contract to contract and are described in the applicable Variable Contract prospectus. The financial highlights have been audited by Ernst & Young LLP, whose report (along with each fund's financial statements) are included in each fund's annual report, which is available upon request.

PROPOSAL 1
V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment- grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
--------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1992
Began business career in 1979

Thomas C. Goggins
--------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                    1998          1999          2000          2001        2002
                    8.55%         1.23%        27.16%        -17.51%     -19.46%

Best quarter: Q3 '00, 19.95% Worst quarter: Q3 '98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                        -19.46%      -22.10%      -14.64%
5 year                                         -1.48%       -0.59%        2.53%
Life of fund -- began 4-30-97                   4.07%        3.12%        7.38%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98    12-31-99    12-31-00    12-31-01       12-31-02
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $13.44      $14.45      $14.46      $18.34          $14.56
Net investment income(1)                                              0.18        0.11        0.06       (0.11)           0.12
Net realized and unrealized gain (loss) on investments                0.97        0.06        3.87       (3.11)          (2.95)
Total from investment operations                                      1.15        0.17        3.93       (3.22)          (2.83)
Less distributions:
  From net investment income                                         (0.14)      (0.10)      (0.05)      (0.09)          (0.13)
  From net realized gain                                             --(2)       (0.05)         --       (0.47)             --
  Tax return of capital                                                 --          --       (0.01)         --              --
  Total distributions                                                (0.14)      (0.16)      (0.05)      (0.56)          (0.13)
Net asset value, end of period                                      $14.45      $14.46      $18.34      $14.56          $11.60
Total investment return(3) (%)                                        8.55        1.23       27.16      (17.51)         (19.46)
Ratios and supplemental data
Net assets, end of period (in millions)                                $55         $49         $71         $89             $57
Ratio of expenses to average net assets (%)                           0.92        0.90        0.90        0.89            0.90
Ratio of adjusted expenses to average net assets (%)                    --          --          --          --              --
Ratio of net investment income (loss) to average net assets (%)       1.25        0.77        0.36        0.71            0.87
Portfolio turnover rate (%)                                             38          72          41          97(5)            2

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4)   Excludes merger activity.

Financial Industries Fund


GOAL AND STRATEGY

This is a non-diversified financial industries stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of
(a) companies in the financial services industry including banks, thrifts, credit and finance companies, brokerage and advisory firms, asset management companies, insurance companies, leasing companies, real estate-related firms, financial holding companies and similar entities and (b) to a more limited extent, non-financial industry companies expected to benefit from products or other market advantages in the financial services industries. The Fund invests mostly in stocks of U.S. companies but also invests, to a limited extent, in foreign stocks.


The manager selects financial industry stocks using proprietary fundamental equity research and quantitative screening. The manager uses fundamental equity research to identify companies that:
.. are positioned to benefit from industry-wide trends such as consolidation and regulatory changes; and

.. are comparatively undervalued relative to balance sheet and earnings.

The manager also uses quantitative tools focusing on valuation, earnings/momentum and fundamentals/capital use to evaluate stocks and to manage overall risk.

The Fund's industry weightings are primarily a result of stock selection and therefore may differ significantly from its benchmark. The manager normally invests in 40 to 100 stocks of companies of any size. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S dollars or any other currency, certain Exchange Traded Funds (ETFs) and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisors, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 2003
Managed approximately $26 billion in
assets at the end of 2002

FUND MANAGERS
Management by investment team overseen by:

James K. Schmidt, CFA
---------------------
Executive Vice President of
Joined subadviser in 1992

Thomas C. Goggins
---------------------
Senior Vice President of subadviser
Joined subadviser in 1995

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. Year-by-year and average annual figures for the period prior to April 30, 2003 reflect the actual performance of the V.A. Financial Industries Fund, the fund's predecessor, which was a series of the John Hancock Declaration Trust. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-Year Total Returns -- Calendar Year



                                    [CHART]

1998     1999    2000       2001      2002
-----    -----   -----    --------  --------
8.55%    1.23%   27.16%   (17.51%)  (19.46%)

Best quarter: up 19.95%, third quarter 2000   Worst quarter: down 16.76%, third
quarter 1998

Average annual total returns -- for periods ending 12/31/2002*

              Fund        Index 1     Index 2
1 year        -19.46%     -22.10%    -14.64%
5 year         -1.48%      -0.59%      2.53%
Life of Fund    4.07%       3.12%      7.38%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index

*Predecessor fund began operations on April 30, 1997

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile relative to funds that invest broadly across different sectors of the stock market.

Financial Industries and Related Securities Risk: Financial industries and related equity securities may be affected by changes in the regulatory and competitive environment, by inter-industry consolidation, and by changes in interest rates and economic conditions. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. For example, when interest rates fall or economic conditions deteriorate, the stocks of banks and financials industries companies could suffer losses. Rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. Losses resulting from financial difficulties of borrowers, and downgrades of their creditworthiness, can also negatively affect lending institutions.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investments in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. In future years, the Fund's turnover rate may be higher than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly industrialized countries.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity markets.
--------------------------------------------------------------------------------

Financial Highlights

This table details the historical performance of the Fund's predecessor, the V.A. Financial Industries Fund, including total return information showing how much an investment in the predecessor fund has increased or decreased each year. The "total investment return" shown for the predecessor fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the applicable variable contract prospectus. On April 30, 2003, the Fund will acquire all of the assets of the V.A. Financial Industries Fund pursuant to an agreement and plan of reorganization in exchange for shares of the Fund. The information shown below has been audited by Ernst & Young LLP, independent auditors. Their report and the predecessor fund's annual statements are included in the predecessor fund's Annual Report, which is available upon request.

Period ended:                                                   12-31-98     12-31-99 12-31-00 12-31-01  12-31-02
Per share operating performance
Net asset vale beginning of period                               $13.44       $14.45   $14.46   $18.34      $14.56
Net Investment income/(1)/                                         0.18         0.11     0.06    (0.11)       0.12
Net realized and unrealized gain (loss) on investment              0.97         0.06     3.87    (3.11)      (2.95)
Total from investment operations                                   1.15         0.17     3.93    (3.22)      (2.83)
Less distributions
   From net investment income                                     (0.14)       (0.10)   (0.05)   (0.09)      (0.13)
From net realized gain                                              -- /(2)/   (0.05)      --    (0.47)         --
   Tax return of capital                                             --        (0.01)      --       --          --
Total distributions                                               (0.14)       (0.16)   (0.05)   (0.56)      (0.13)
Net asset value end of period                                    $14.45       $14.46   $18.34   $14.56      $11.60
Total investment return/(3)/(%)                                    8.55         1.23    27.16   (17.51)     (19.46)
Ratios and supplement data
Net assets end of period (in millions)                              $55          $49      $71      $89         $57
Ratio of expenses to average net assets(%)                         0.92         0.90     0.90     0.89        0.90
Ratio of adjusted expenses to average net assets(%)                  --           --       --       --          --
Ratio of net investment income (loss) to average net assets(%)     1.25         0.77     0.36     0.71        0.87
Portfolio turnover rate(%)                                           38           72       41       97/(4)       2

                           (1) Based on the average
                               of the shares
                               outstanding at the
                               end of each month.
                           (2) Less than $0.01 per
                               share.
                           (3) Assumes dividend
                               reinvestment.
                           (4) Excludes merger
                               activity.

PROPOSAL 2
V.A. Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
-------------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

Roger C. Hamilton
-------------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
-------------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Thomas P. Norton, CFA
-------------------------------------------
Vice president of adviser
Joined adviser in 2002
Investment Manager, Baring Asset
  Management (1997-2002)
Began business career in 1986

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                    1998          1999          2000          2001      2002
                   21.39%        56.65%        -4.80%        -2.81%    -41.93%

Best quarter: Q4 '99, 43.25% Worst quarter: Q3 '01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                               Fund      Index
1 year                                                       -41.93%    -22.10%
Life of fund-- began 1-6-98                                    0.43%     -0.51%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements. The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98(1)      12-31-99    12-31-00    12-31-01    12-31-02
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.00           $12.03      $18.03      $10.64        $9.72
Net investment income(2)                                              0.11             0.10        0.02        0.02         0.04
Net realized and unrealized gain (loss) on investments                2.02             6.65       (0.80)      (0.32)       (4.11)
Total from investment operations                                      2.13             6.75       (0.78)      (0.30)       (4.07)
Less distributions:
  From net investment income                                         (0.10)           (0.10)      (0.02)      (0.02)       (0.04)
  From net realized gain                                                --            (0.65)      (6.59)      (0.60)       (0.02)
  Total distributions                                                (0.10)           (0.75)      (6.61)      (0.62)       (0.06)
Net asset value, end of period                                      $12.03           $18.03      $10.64       $9.72        $5.59
Total investment return(3) (%)                                       21.39(4,5)       56.65       (4.80)      (2.81)      (41.93)
Ratios and supplemental data
Net assets, end of period (in millions)                                $17              $39         $39         $64          $31
Ratio of expenses to average net assets (%)                           0.85(6)          0.77        0.79        0.74         0.73
Ratio of adjusted expenses to average net assets(7) (%)               1.03(6)            --          --          --           --
Ratio of net investment income (loss) to average net assets (%)       1.17(6)          0.66        0.13        0.23         0.53
Portfolio turnover rate (%)                                            242              166         164          59          136

(1)   Began operations on 1-6-98.

(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

Growth & Income Fund


GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of year-end 2001 is approximately: growth portion 20%, value portion 20% and blend portion 60%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater that $___ billion.

Putnam Investment Management, LLC ("Putnam") manages the growth style portion of the Fund. Putnam selects stocks using a combination of:

.. a systematic screening approach to rank stocks based on: fundamental catalyst
  (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

.. proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgment to determine sector and stock-specific weightings. Putnam normally invests in 65 to 120 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater that $1.1 billion.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
                               (less than)/TC
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $18.9 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $250.9 Billion in assets at the end of 2002

FUND MANAGERS

Team Managed By:
4 Portfolio Managers
Average 8 years with Putnam
Average 17 years industry experience

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


 1993   1994     1995    1996    1997    1998   1999    2000      2001    2002
------ -------  ------  ------  ------  ------ ------ --------  -------  ------
13.33% (0.56)%  34.21%  20.10%  29.79%  30.25% 16.23% (13.10)% (15.44)% (22.18%)


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 17.16%, third quarter 2002

Average annual total return -- for periods
ending 12/31/2002*
                                         Fund     Index 1   Index 2   Index 3**
1 year                                  -22.18%   -22.10%   -21.65%    -22.29%
5 years                                  -2.85%    -0.59%    -0.58%     -0.63%
10 years                                  7.39%     9.34%     9.18%      9.31%

Index 1: S&P 500 Index
Index 2: Russell 1000 Index (effective May, 2002)
Index 3: S&P 500 Index (from inception through April, 2002) and Russell 1000
      Index (after April, 2002)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                           1998        1999         2000          2001        2002
Net asset value, beginning of period                             $    16.61  $    19.49  $    20.01   $    14.18    $   11.93
Income from investment operations:
  Net investment income (loss)                                         0.23        0.20        0.17         0.06         0.08
  Net realized and unrealized gain (loss) on investments*              4.75        2.88       (2.77)       (2.25)       (2.71)
  Total from investment operations                                     4.98        3.08       (2.60)       (2.19)       (2.63)
Less distributions:
  Distributions from net investment income and capital paid in        (0.23)      (0.20)      (0.17)       (0.06)       (0.08)
  Distributions from net realized gain on investments sold            (1.87)      (2.36)      (2.69)          --
  Distributions in excess of income & gains                              --          --       (0.14)          --
  Total distributions                                                 (2.10)      (2.56)      (3.23)       (0.06)       (0.08)
Net asset value, end of period                                   $    19.49  $    20.01  $    14.18   $    11.93    $    9.22
Total investment return                                               30.25%      16.23%     (13.10)%     (15.44)%     (22.18)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $3,670,785  $4,218,841  $3,324,988   $2,476,319   $1,762,203
Ratio of expenses to average net assets (%)                            0.27%       0.28%       0.40%        0.72%         0.75%
Ratio of net investment income (loss) to average net assets (%)        1.24%       0.98%       0.84%        0.49%         0.73%
Turnover rate (%)                                                     48.45%      70.16%     112.94%      104.47%(1)     73.60%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1) Excludes merger activity.

PROPOSAL 3
V.A. Sovereign Investors Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On December 31, 2002, that range was $279 million to $280 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
-------------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
-------------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
-------------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
      1997          1998          1999          2000          2001       2002
     28.43%        16.87%         3.84%        -0.33%        -5.56%    -21.29%

Best quarter: Q4 '98, 15.75%  Worst quarter: Q1 '01, -9.03%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                              Fund      Index
1 year                                                       -21.29%   -22.10%
5 year                                                       -2.10%      0.59%
Life of fund -- began 8-29-96                                 3.59%      6.26%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.
o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98    12-31-99    12-31-00    12-31-01    12-31-02
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $13.59      $15.61      $15.96      $15.69       $14.57
Net investment income(1)                                              0.27        0.24        0.21        0.24         0.15
Net realized and unrealized gain (loss) on investments                2.00        0.35       (0.27)      (1.12)       (3.24)
Total from investment operations                                      2.27        0.59       (0.06)      (0.88)       (3.09)
Less distributions:
  From net investment income                                         (0.25)      (0.24)      (0.21)      (0.24)       (0.15)
  From net realized gain                                                --          --          --          --           --
  Tax return of capital                                                 --          --(2)       --          --           --
  Total distributions                                                (0.25)      (0.24)      (0.21)      (0.24)       (0.15)
Net asset value, end of period                                      $15.61      $15.96      $15.69      $14.57       $11.33
Total investment return(3) (%)                                       16.88        3.84       (0.33)      (5.56)      (21.29)
Ratios and supplemental data
Net assets, end of period (in millions)                                $34         $50         $55         $64          $40
Ratio of expenses to average net assets (%)                           0.74        0.70        0.72        0.70         0.71
Ratio of adjusted expenses to average net assets (%)                    --          --          --          --           --
Ratio of net investment income (loss) to average net assets (%)       1.88        1.57        1.37        1.63         1.14
Portfolio turnover rate (%)                                             19          26          46          77           41

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.

Growth & Income Fund


GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of year-end 2001 is approximately: growth portion 20%, value portion 20% and blend portion 60%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater that $1.1 billion.

Putnam Investment Management, LLC ("Putnam") manages the growth style portion of the Fund. Putnam selects stocks using a combination of:

.. a systematic screening approach to rank stocks based on: fundamental catalyst
  (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

.. proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgment to determine sector and stock-specific weightings. Putnam normally invests in 65 to 120 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater that $1.1 billion.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
                               (less than)/TC
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $18.9 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $250.9 Billion in assets at the end of 2002

FUND MANAGERS

Team Managed By:
4 Portfolio Managers
Average 8 years with Putnam
Average 17 years industry experience

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


 1993   1994     1995    1996    1997    1998    1999    2000      2001   2002
------ -------  ------  ------  ------  ------  ------ --------  ------- ------
13.33% (0.56)%  34.21%  20.10%  29.79%  30.25%  16.23% (13.10)% (15.44)% -22.18%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 16.99%, third quarter 2001

Average annual total return -- for periods
ending 12/31/2002*
                                          Fund     Index 1   Index 2   Index 3**
1 year                                   -22.18%   -22.10%   -21.65%    -22.29%
5 years                                   -2.85%    -0.59%    -0.58%     -0.63%
10 years                                   7.39%     9.34%     9.18%      9.31%

Index 1: S&P 500 Index
Index 2: Russell 1000 Index (effective May, 2002)
Index 3: S&P 500 Index (from inception through April, 2002) and Russell 1000
      Index (after April, 2002)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                           1998        1999         2000          2001             2002
Net asset value, beginning of period                             $    16.61  $    19.49  $    20.01   $    14.18        $   11.93
Income from investment operations:
  Net investment income (loss)                                         0.23        0.20        0.17         0.06             0.08
  Net realized and unrealized gain (loss) on investments*              4.75        2.88       (2.77)       (2.25)           (2.71)
  Total from investment operations                                     4.98        3.08       (2.60)       (2.19)           (2.63)
Less distributions:
  Distributions from net investment income and capital paid in        (0.23)      (0.20)      (0.17)       (0.06)           (0.08)
  Distributions from net realized gain on investments sold            (1.87)      (2.36)      (2.69)          --               --
  Distributions in excess of income & gains                              --          --       (0.14)          --               --
  Total distributions                                                 (2.10)      (2.56)      (3.23)       (0.06)           (0.08)
Net asset value, end of period                                   $    19.49  $    20.01  $    14.18   $    11.93        $    9.22
Total investment return                                               30.25%      16.23%     (13.10)%     (15.44)%         (22.18)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $3,670,785  $4,218,841  $3,324,988   $2,476,319       $1,762,203
Ratio of expenses to average net assets (%)                            0.27%       0.28%       0.40%        0.72%            0.75%
Ratio of net investment income (loss) to average net assets (%)        1.24%       0.98%       0.84%        0.49%            0.73%
Turnover rate (%)                                                     48.45%      70.16%     112.94%      104.47%(1)        73.60%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1) Excludes merger activity.

PROPOSAL 4
V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets
o     U.S. government and agency securities
o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
-------------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
-------------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
      1997          1998          1999          2000          2001        2002
     11.77%         4.92%         4.82%         1.40%         4.58%       7.87%

Best quarter: Q2 '97, 6.28%  Worst quarter: Q3 '98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------
                                 Fund     Index 1    Index 2   Index 3  Index 4
1 year                           7.87%     11.04%     -1.89%   11.30%     19.50%
5 year                           4.69%      7.62%      0.52%    7.73%      5.82%
Life of fund -- began 8-29-96    6.56%      8.34%      3.36%    8.37%*     5.04%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

* As of August 31, 1996

MAIN RISKS

[Clip Art] The fund 's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Stock investments may go down in value due to stock market movements or negative company or industry events.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98       12-31-99       12-31-00    12-31-01(1)    12-31-02
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.47         $10.10          $9.77       $8.97        $8.64
Net investment income(2)                                              0.85           0.80           0.83        0.65         0.53
Net realized and unrealized gain (loss) on investments               (0.35)         (0.33)         (0.71)      (0.26)        0.11
Total from investment operations                                      0.50           0.47           0.12        0.39         0.64
Less distributions:
  From net investment income                                         (0.85)         (0.80)         (0.83)      (0.72)       (0.61)
  From net realized gain                                             (0.02)            --          (0.09)         --           --
  Total distributions                                                (0.87)         (0.80)         (0.92)      (0.72)       (0.61)
Net asset value, end of period                                      $10.10          $9.77          $8.97       $8.64        $8.67
Total investment return(3) (%)                                        4.92(4)        4.82(4)        1.40        4.58         7.87
Ratios and supplemental data
Net assets, end of period (in millions)                                $15            $22            $34         $69          $73
Ratio of expenses to average net assets (%)                           0.85           0.85           0.76        0.71         0.80
Ratio of adjusted expenses to average net assets(5) (%)               0.93           0.87             --          --           --
Ratio of net investment income (loss) to average net assets (%)       8.19           8.06           8.91        7.16         6.28
Portfolio turnover rate (%)                                             92             53(6)          53         101(6)        73

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. The effect of this change for the year ended December 31, 2002 was to decrease net investment income per share by $0.07, increase net realized and unrealized gains/losses per share by $0.07 and had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 7.08. %Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)  Based on the average of the shares outstanding at the end of each month.
(3)  Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)  Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1998 and 1999 would have been 4.84% and 4.80%, respectively.

Active Bond Fund


GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund normally invests at least 80% of its assets in a diversified mix of debt securities including but not limited to:

.. U.S. Treasury and agency securities;

..asset-backed and mortgage-backed securities, including commercial mortgage-backed securities;

.. corporate bonds, both U.S. and foreign (if dollar-denominated); and

.. foreign government and agency securities (if dollar-denominated).

The manager normally invests:

.. mostly in investment grade debt securities; and

.. no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many different issuers. The Fund normally has an average credit rating of "A" or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $26 billion in assets at the end of 2002

FUND MANAGERS

Howard C. Greene, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 2002
Vice President at Sun Life
 Financial Services Company
 of Canada (1987-2002)

Barry H. Evans, CFA
---------------
Senior Vice President of subadviser
Joined subadviser in 1986

Benjamin A. Matthews, CFA
---------------------
Vice President of subadviser
Joined subadviser in 1995


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

 1993     1994    1995   1996    1997    1998    1999     2000     2001   2002
------  -------  -----  -----  -------  ------  ------  -------  ------  ------
10.80%  (2.57)%  19.55%  4.10%  10.11%   8.23%  (0.94)%  10.45%   7.48%   7.25%



Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2002*
                          Fund                Index
1 year                    7.25%              10.27%
5 years                   6.42%               7.54%
10 years                  7.28%               7.51%

Index: Lehman Brothers Aggregate Bond Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the Fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                          1998       1999      2000        2001       2002
Net asset value, beginning of period                             $   9.95  $   9.92   $   9.12  $   9.44     $  9.55
Income from investment operations:
  Net investment income (loss)                                       0.69      0.67       0.64      0.58        0.50
  Net realized and unrealized gain (loss) on investments*            0.11     (0.76)      0.28      0.11        0.18
  Total from investment operations                                   0.80     (0.09)      0.92      0.69        0.68
Less distributions:
  Distributions from net investment income and capital paid in      (0.69)    (0.71)     (0.60)    (0.58)      (0.53)
  Distributions from net realized gain on investments sold          (0.14)       --         --        --          --
  Distributions in excess of income & gains                            --        --         --        --          --
Total distributions                                                 (0.83)    (0.71)     (0.60)    (0.58)      (0.53)
Net asset value, end of period                                   $   9.92  $   9.12   $   9.44  $   9.55     $  9.70
Total investment return                                              8.23%    (0.94)%    10.45%     7.48%       7.25%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $907,121  $850,286   $842,299  $947,514    $987,454
Ratio of expenses to average net assets (%)**                        0.29%     0.28%      0.41%     0.67%       0.69%
Ratio of net investment income (loss) to average net assets (%)      6.84%     6.97%      6.98%     5.97%       5.24%
Turnover rate (%)                                                  228.74%   182.90%    224.24%   206.80%(1)  290.73%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursements. Had such reimbursement not been made the expense ratio would have been .44% for the year ended December 31, 2001.
(1) Excludes merger activity.

PROPOSAL 5
V.A. Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUB ADVISER

American Fund Advisors, Inc.
-------------------------------------------
Responsible for day-to-day
  investments
Founded in 1978
Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
-------------------------------------------
President of subadviser
Joined fund team in 2000
Began business career in 1971

Marc H. Klee, CFA
-------------------------------------------
Executive vice president of subadviser
Joined fund team in 2000
Began business career in 1977

Alan J. Loewenstein, CFA
-------------------------------------------
Senior vice president of subadviser
Joined fund team in 2000
Began business career in 1979

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see the applicable variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                              2001         2002
                                                            -44.06%      -46.83%

Best quarter: Q4 '01, 38.05% Worst quarter: Q3 '01, -43.64%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-02
--------------------------------------------------------------------------------

                                                   Fund       Index 1    Index 2
1 year                                            -46.83%     -22.10%    -40.99%
Life of fund - began 5-1-2000                     -43.45%     -16.30%    -40.68%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies face special risks, and could be hurt by factors such as market saturation, price competition, obsolescence and competing technologies. Many technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-00(1)    12-31-01    12-31-02
-----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.00          $7.33        $4.10
Net investment income (loss)(2)                                       0.03          (0.02)       (0.02)
Net realized and unrealized loss on investments                      (2.69)         (3.21)       (1.90)
Total from investment operations                                     (2.66)         (3.23)       (1.92)
Less distributions:
  From net investment income                                         (0.01)         --(3)           --
Net asset value, end of period                                       $7.33          $4.10        $2.18
Total return(4) (%)                                                 (26.56)(5)(6)  (44.06)(6)   (46.83)
Ratios and supplemental data
Net assets, end of period (in millions)                                $14            $22          $12
Ratio of expenses to average net assets (%)                           1.05(7)        1.05         1.04
Ratio of adjusted expenses to average net assets(8) (%)               1.99(7)        1.08           --
Ratio of net investment income (loss) to average net assets (%)       0.62(7)       (0.45)       (0.70)
Portfolio turnover rate (%)                                             75             29           47

(1)   Began operations on 5-1-00.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than 0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or year ended December 31, 2000 and 2001 would have been (27.19%) and (44.09%), respectively.

Large Cap Growth Fund


GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified" which means it can take larger positions in individual issuers. The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index. Moreover, the Fund normally invests at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 300 largest companies in the Russell 3000(R) Index. At year-end 2002, those companies had market capitalizations greater than $5.7 billion. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $__ billion in assets at the end of 2002

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


 1992   1993    1994     1995    1996    1997    1998    1999     2000      2001      2002
-----  ------  -------  ------  ------  ------  ------  ------  --------  --------  ---------
9.90%  13.80%  (0.98)%  31.64%  18.27%  30.89%  39.51%  24.07%  (17.89)%  (17.54)%  -27.82%



Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 31.25%, first quarter 2002

Average annual total returns -- for periods ending 12/31/2002*
                          Fund               Index
1 year                  -27.82%              -27.89%
5 years                  -3.29%               -3.84%
10 years                  6.87%                6.71%

Index: Russell 1000(R) Growth Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                           1998        1999         2000        2001         2002
Net asset value, beginning of period                             $    20.82  $    26.19  $    27.33   $  18.89     $  15.54
Income from investment operations:
  Net investment income (loss)                                         0.14        0.09        0.03       0.04         0.04
  Net realized and unrealized gain (loss) on investments*              8.05        6.03       (4.89)     (3.36)       (4.36)
  Total from investment operations                                     8.19        6.12       (4.86)     (3.32)       (4.32)
Less distributions:
  Distributions from net investment income and capital paid in        (0.14)      (0.09)      (0.04)     (0.03)       (0.04)
  Distributions from net realized gain on investments sold            (2.68)      (4.89)      (2.69)        --           --
  Distributions in excess of income & gains                              --          --       (0.07)        --           --
  Total distributions                                                 (2.82)      (4.98)      (3.58)     (0.03)       (0.04)
Net asset value, end of period                                   $    26.19  $    27.33  $    18.89   $  15.54      $ 11.18
Total investment return                                               39.51%      24.07%     (17.89)%   (17.54)%     (27.82)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                      $1,126,764  $1,382,473  $1,146,787   $770,915     $496,628
Ratio of expenses to average net assets (%)                            0.41%       0.39%       0.46%      0.41%        0.55%
Ratio of net investment income (loss) to average net assets (%)        0.59%       0.33%       0.10%      0.23%        0.33%
Turnover rate (%)                                                     56.41%      37.42%      89.30%     63.96%       95.04%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.

                                   Appendix B
                  Management's discussion of fund performance:
                                December 31, 2002

PROPOSAL 1

BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock V.A. Financial Industries Fund

MANAGERS' REPORT

The stock market declined broadly during 2002. A combination of negative factors worked on investors, from accounting and other corporate scandals to growing fears of terrorism and war. Perhaps most important, the economy's rebound from recession stalled and corporate profits remained weak. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -22.09% for the year ended December 31, 2002.

Financial stocks continued to outperform the broad market, due largely to the strong performance of small and midsize bank stocks. They were bolstered by falling interest rates, solid earnings growth and little exposure to the problem areas that hurt the larger banks -- syndicated loans, capital markets activity and involvement with struggling Latin American countries. On the other hand, financial companies with exposure to the difficult stock market were hammered, from insurance companies to brokerage firms and money-center and trust banks. In the summer, several headline earnings misses, along with congressional testimony by Citigroup and J.P. Morgan Chase regarding their Enron connections, also soured investors on the sector despite good earnings news overall.

FUND PERFORMANCE REVIEW

For the year ended December 31, 2002, John Hancock V.A. Financial Industries Fund posted a total return of -19.46% at net asset value, compared with the -10.87% return for the average open-end financial services fund and the -30.90% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc.

Although the Fund outperformed the broad market, it lagged the Lipper group of financial services funds because it had more of an emphasis on large-cap and growth-oriented financial companies during a time when small and value-oriented stocks did better. Several of these large companies were penalized by a heightened skepticism, in the face of several accounting scandals, surrounding any large company with complex financial statements. These included insurance giant American International Group (AIG), government-sponsored mortgage lenders Fannie Mae and Freddie Mac and money-center bank Citigroup. It and J.P. Morgan Chase were also hurt by regulatory scrutiny.

LARGE BANK STAKE HELPS

Our 49% stake in banks served us well during the year, as investors sought safety in companies with solid balance sheets and steady growth. Traditional retail banks, which tend to struggle in a weak economy, were shining lights. Asset quality was relatively good and there was a surprising growth in core deposits, as retail customers became increasingly wary of the market and more comfortable choosing the low-returning, but safe, bank savings products. As a result these banks posted double-digit earnings growth and outperformed larger banks by avoiding the non-banking pitfalls, many of them market related. They were also our biggest contributors to performance, including Wells Fargo, Bank of America, BB&T and Wachovia.

[PHOTO]
[PHOTO]

Jim Schmidt
Tom Goggins

Top five stock holdings
----------------------------------------------------

7.4%
Fifth Third Bancorp
----------------------------------------------------

7.3%
Wells Fargo
----------------------------------------------------

7.0%
Bank of America
----------------------------------------------------

5.7%
Fannie Mae
----------------------------------------------------

5.3%
Citigroup
----------------------------------------------------

As a percentage of net assets on 12-31-02
----------------------------------------------------

INSURANCE FOCUS ON P&C'S

Throughout the year we kept the Fund's insurance exposure focused on property and casualty companies, and insurance brokers such as Marsh & McLennan and Willis Group Holdings, to take advantage of the strong pricing cycle currently playing out. However, we became increasingly selective, avoiding companies with "legacy issues" such as asbestos claims, and focusing on companies with pristine balance sheets and solid credit ratings.

CONSUMER LENDERS, BROKERS

The Fund's biggest detractor, which we sold, was subprime lender Household International, which came under scrutiny from regulators concerned about practices that might take advantage of less creditworthy consumers. On the other hand, consumer finance companies such as American Express that deal mainly with higher credit quality borrowers benefited from consumers' continued spending in a low interest-rate and relatively low unemployment environment.

Brokers and investment bankers were a disappointment for the most part, since the stagnant economy and fallout from Enron and WorldCom prevented the upsurge in the issuance of secondary equities that we had expected so corporations could reliquify their balance sheets. The Fund's holdings in Goldman Sachs and Merrill Lynch held us back.

A LOOK AHEAD

We continue to be optimistic about the prospects for financial stocks, although we think that we may be at an inflection point with respect to which sectors will be the best performers. The wind has been at the backs of many of the smaller banks as deposits have flowed in and interest margins have widened. The upcoming year could prove more rewarding for companies that can benefit from an improving economy. This includes not only stock market-related companies such as securities brokers and asset managers, but also commercial banks that have experienced credit problems or derive substantial revenue from capital market activities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

A LOOK AT PERFORMANCE

For the period ended 12-31-02

Cumulative total returns

One year                      -19.46%

Five years                     -7.16%

Since inception (4-30-97)      25.38%

Average annual total returns

One year                      -19.46%

Five years                     -1.48%

Since inception (4-30-97)       4.07%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

GROWTH OF $10,000

John Hancock V.A. Financial Industries Fund
4-30-97 -- 12-31-02

John Hancock V.A. Financial Industries Fund - $12,538
Standard & Poor's 500 Index - $11,904
Standard & Poor's Financial Index - $14,985

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes:

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Standard & Poor's Financial Index, a capitalization-weighted index designed to measure the financial sector of the S&P 500

It is not possible to invest in an index.

Financial Industries Fund

Because  Financial  Industries  Fund  has  not  yet  commenced  operations,   no
management disscussion of fund performance is available for the year ended December 31, 2002.

PROPOSAL 2

BY PAUL J. BERLINGUET, ROBERT J. UEK, CFA, THOMAS P. NORTON, CFA AND ROGER C. HAMILTON, PORTFOLIO MANAGERS

John Hancock V.A. Relative Value Fund

MANAGERS' REPORT

Concerns about the strength of the economic recovery, weak corporate spending, faltering consumer confidence, accounting fraud and the possibility of war with Iraq caused stock market prices to tumble again in 2002. The market was especially volatile during the second half of the year as investors searched for stocks with cheap valuations. Some of the most beaten-down names, especially in the technology sector, rallied in the fall, but later retreated as investors took profits. Despite encouraging reports of marginal improvements in demand and capital spending near year-end, the Standard & Poor's 500 Stock Index returned a disappointing -22.09% for 2002. Large-cap stocks were among the hardest hit due to the complex, diversified and global nature of their businesses.

PERFORMANCE AND STRATEGY REVIEW

John Hancock V.A. Relative Value Fund went through a major restructuring late last spring. We eliminated less established companies and focused exclusively on businesses with proven management teams and strong balance sheets whose shares were selling at attractive prices. We also increased the Fund's diversification and introduced a more rigorous sell discipline in an effort to better control risk and volatility. Performance improved in the second half of the year, but not enough to offset the losses incurred early on in the technology, finance, pharmaceuticals, media and industrials sectors. For the year ended December 31, 2002, the Fund returned -41.93% at net asset value, lagging the average variable annuity multi-cap core fund, which returned -22.48% for the same period, according to Lipper, Inc.

TECH AND TELECOM SHIFT

Early in 2002, the Fund had sizable concentrations in the economically sensitive tech and telecom sectors, which sank as the recovery got off to a slow start. We cut the Fund's losses by substantially paring our stakes in these sectors late last spring. Our sales included Parametric Technology, a software developer; Agere Systems, a telecommunications equipment company; and Nextel Communications, a wireless provider. All were among the Fund's weakest performers. We began focusing on companies like Microsoft, which has a steady earnings stream, strong balance sheet and promising new .NET strategy that helps integrate applications on the Internet. It was one of our largest investments and strongest performers. Late in the year, we also began adding other well-known technology names, including Intel and Nokia, as well as established telecom service providers like Verizon Communications.

ADDED DIVERSIFICATION

We sold most of the Fund's stake in large pharmaceutical companies during the first half of the year, as concerns about patent expirations, the lack of promising new drugs and manufacturing problems hammered stock prices. Disappointments included Bristol Myers-Squibb, Schering Plough and Merck. During the second half of the year, we added health insurers, such as Cigna and UnitedHealth Group, as well as medical equipment companies, such as Medtronic and Johnson & Johnson. Both Medtronic and Johnson & Johnson contributed positively to performance. Despite disappointing performance, we also kept a sizable stake in Pfizer, a

[PHOTO]
[PHOTO]
[PHOTO]
[PHOTO]

Paul Berlinguet
Robert Uek
Thomas Norton
Roger Hamilton

Top five holdings
----------------------------------------------------

4.7%
Microsoft
----------------------------------------------------

3.7%
General Electric
----------------------------------------------------

3.4%
American International Group
----------------------------------------------------

3.1%
ExxonMobil
----------------------------------------------------

3.1%
Kraft Foods
----------------------------------------------------

As a percentage of net assets on 12-31-02
----------------------------------------------------
well-run drug company with a strong pipeline of new drugs that should benefit from merging with Pharmacia.

In the finance area, we exited from economically sensitive brokerage stocks, including J.P. Morgan Chase, Morgan Stanley Dean Witter and Charles Schwab. We also trimmed our large stake in Citigroup, a leading global financial services company whose near-term prospects weakened. Our focus shifted to diversified banks like Bank of America, Wells Fargo and Fifth Third Bancorp which tend to benefit in tough times as consumers flock to the safety of deposit accounts. We added as well to proven companies such as American International Group, a leading global insurer that came under pressure as investors shunned companies with complex business structures.

CHANGES TO CONSUMER FOCUS

Consumer staples stocks provided a safe haven for many investors. As prices rose, we sold CVS, a drug-store retail chain, and Gillette, a consumer care products company. We used the proceeds to buy Kraft Foods, a well-run company with steady market share gains that was recently spun-off from Philip Morris, and Coca-Cola, a brand name company in the midst of a promising restructuring. We significantly reduced our commitment to the consumer discretionary sector, selling Pegasus Communications, a highly leveraged satellite television company; Liberty Media, a complex media holding company; and McDonald's, a maturing company grappling with slower growth. We held on, however, to a large stake in Viacom, a well-run business with a great collection of media assets that has held up well.

IMPROVED OUTLOOK

We are cautiously optimistic that the U.S. economy will continue to show steady improvement, barring a prolonged war with Iraq or another terrorist attack. Most U.S. companies are well positioned for a recovery with little inventory backlog and improved productivity. Our strategy will be to run a diversified portfolio, buying good companies when their stock prices go on sale and then selling them when they approach full valuation. About 80% of the companies in the S&P 500 have strong balance sheets, and most valuations appear reasonable. We believe large-cap stocks are particularly attractively priced and offer strong long-term prospects as many of the regulatory, disclosure, and corporate governance issues that have plagued them this past year disappear.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

A LOOK AT PERFORMANCE

For the period ended 12-31-02

Cumulative total returns

One year                      -41.93%

Since inception (1-6-98)        2.17%

Average annual total returns

One year                      -41.93%

Since inception (1-6-98)        0.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF $10,000

John Hancock V.A. Relative Value Fund
1-6-98 -- 12-31-02

John Hancock V.A. Relative Value Fund - $10,217
Standard & Poor's 500 Index - $9,713

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team


Growth & Income Fund
.. The Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of year-end, Independence managed approximately 82% (blend sleeve at 63% and value sleeve at 19%) and Putnam managed approximately 18% (growth sleeve).
.. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that combine cheapness and improving fundamentals with favorable valuations and earnings growth prospects.
.. Putnam selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above average growth.
.. This Fund intends to adopt the "manager of managers" arrangement described on page 1.

Fund Commentary
.. In 2002, the Fund returned -22.18%, slightly outperforming its customized benchmark.

Independence Investment LLC
.. Blend Sleeve: This portion of the Fund outperformed its benchmark primarily due to favorable stock selection, with sector allocation exposures also positive.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors to absolute performance included Intel, Tyco and General Electric, while top contributors were from a variety of sectors and included Halliburton, Pharmacia and Trigon Healthcare.
.. Value Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection, while sector allocation exposures were positive.
.. Despite having an underweight to the utility sector relative to the benchmark, the Fund's exposure to utilities was the largest detractor from absolute performance. The top detractors from absolute performance were El Paso within energy, TXU and BellSouth within utilities and Citigroup and JP Morgan Chase within financials. Top contributors to absolute returns were from a variety of sectors and included Trigon Healthcare, Bank of America and Entergy.
.. Prospectively, the strategy for these sleeves will remain consistent. The manager seeks to maintain risk and sector characteristics similar to each benchmark. The manager continues to pursue investment opportunities in stocks possessing fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation.

Putnam Investments
..  Growth Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection.
.. Despite having an underweight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. The health care sector was also an absolute performance detractor.
.. The Fund's performance benefited from the capital goods sector, particularly from Lockheed Martin within the aerospace/defense subsector. Within health-care, top contributors included Trigon Healthcare and Pharmacia. Stocks that detracted included technology stocks such as Microsoft and Intel, while pharmaceutical companies such as Pfizer and Wyeth also significantly detracted.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team




                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

            Growth & Income Fund  Growth & Income Benchmark (1)
            --------------------  ----------------------------
12/31/1992         $10,000.00             $10,000.00
01/29/1993          10,103.23              10,073.00
02/26/1993          10,244.37              10,208.99
03/31/1993          10,561.71              10,428.48
04/30/1993          10,279.98              10,172.98
05/28/1993          10,546.60              10,447.65
06/30/1993          10,650.71              10,482.13
07/30/1993          10,592.45              10,432.86
08/31/1993          11,019.61              10,830.35
09/30/1993          11,038.78              10,750.21
10/29/1993          11,227.18              10,968.44
11/30/1993          11,127.04              10,865.34
12/31/1993          11,333.01              10,998.98
01/31/1994          11,669.58              11,367.45
02/28/1994          11,329.97              11,060.52
03/31/1994          10,890.93              10,579.39
04/29/1994          11,080.19              10,716.92
05/31/1994          11,122.59              10,891.61
06/30/1994          10,921.14              10,622.59
07/29/1994          11,215.83              10,974.19
08/31/1994          11,633.23              11,420.84
09/30/1994          11,289.85              11,145.60
10/31/1994          11,469.91              11,400.84
11/30/1994          11,089.24              10,982.43
12/30/1994          11,270.02              11,142.77
01/31/1995          11,502.15              11,432.48
02/28/1995          11,956.09              11,876.06
03/31/1995          12,220.64              12,227.59
04/28/1995          12,577.07              12,583.42
05/31/1995          12,995.56              13,080.46
06/30/1995          13,291.66              13,387.85
07/31/1995          13,715.77              13,833.67
08/31/1995          13,805.22              13,871.02
09/29/1995          14,403.52              14,452.21
10/31/1995          14,309.32              14,401.63
11/30/1995          14,912.68              15,035.30
12/29/1995          15,125.94              15,313.46
01/31/1996          15,528.67              15,840.24
02/29/1996          15,729.38              15,992.30
03/29/1996          15,930.50              16,145.83
04/30/1996          16,109.96              16,383.17
05/31/1996          16,482.92              16,805.86
06/28/1996          16,573.05              16,874.76
07/31/1996          15,790.12              16,123.84
08/30/1996          16,166.38              16,465.66
09/30/1996          16,916.98              17,391.03
10/31/1996          17,330.70              17,867.55
11/29/1996          18,483.80              19,223.69
12/31/1996          18,165.84              18,846.91
01/31/1997          19,100.94              20,017.30
02/28/1997          19,205.64              20,179.44
03/31/1997          18,457.39              19,339.98
04/30/1997          19,352.14              20,494.57
05/30/1997          20,401.70              21,752.94
06/30/1997          21,206.26              22,723.12
07/31/1997          23,101.23              24,527.34
08/29/1997          21,931.01              23,163.62
09/30/1997          23,206.52              24,432.98
10/31/1997          22,333.69              23,616.92
11/28/1997          23,173.89              24,710.39
12/31/1997          23,577.31              25,135.41
01/31/1998          23,831.99              25,414.41
02/27/1998          25,777.32              27,246.79
03/31/1998          27,218.76              28,641.82
04/30/1998          27,294.06              28,931.11
05/29/1998          26,995.92              28,433.49
06/30/1998          28,141.71              29,587.89
07/31/1998          27,813.38              29,274.26
08/31/1998          23,543.44              25,041.20
09/30/1998          24,751.40              26,646.34
10/30/1998          26,957.67              28,812.69
11/30/1998          28,571.50              30,558.74
12/31/1998          30,708.63              32,318.92
01/29/1999          31,739.00              33,669.85
02/26/1999          30,753.36              32,622.72
03/31/1999          31,663.68              33,927.63
04/30/1999          32,998.00              35,240.63
05/28/1999          32,035.80              34,408.95
06/30/1999          34,244.79              36,318.65
07/30/1999          33,072.55              35,185.50
08/31/1999          32,681.32              35,009.58
09/30/1999          31,779.70              34,050.31
10/29/1999          33,638.61              36,205.70
11/30/1999          34,028.44              36,940.67
12/31/1999          35,691.40              39,116.48
01/31/2000          33,516.26              37,152.83
02/29/2000          32,674.50              36,450.64
03/31/2000          36,331.87              40,015.52
04/28/2000          35,442.83              38,811.05
05/31/2000          34,975.94              38,015.42
06/30/2000          35,535.53              38,950.60
07/31/2000          35,103.47              38,342.97
08/31/2000          37,275.50              40,724.07
09/29/2000          35,022.31              38,573.84
10/31/2000          35,107.83              38,411.83
11/30/2000          31,072.81              35,384.98
12/29/2000          25,452.42              35,558.37
01/31/2001          31,923.63              36,820.69
02/28/2001          28,574.24              33,462.64
03/30/2001          26,229.83              31,344.46
04/30/2001          28,750.54              33,779.92
05/31/2001          28,803.90              34,006.25
06/30/2001          28,138.61              33,179.89
07/31/2001          27,461.95              32,854.73
08/31/2001          25,562.27              30,798.02
09/28/2001          23,357.57              28,309.54
10/31/2001          24,102.35              28,850.26
11/30/2001          25,970.22              31,063.07
12/31/2001          26,185.04              31,336.43
01/31/2002          25,821.85              30,878.91
02/28/2002          25,220.44              30,282.95
03/31/2002          26,346.02              31,421.59
04/30/2002          25,087.94              29,517.44
05/31/2002          24,880.61              29,257.69
06/30/2002          23,203.95              27,098.47
07/31/2002          21,348.68              25,093.18
08/31/2002          21,491.12              25,223.67
09/30/2002          19,226.19              22,514.65
10/31/2002          20,632.25              24,385.61
11/30/2002          21,590.69              25,812.17
12/31/2002          20,376.50              24,351.20

Value on 12/31/02:
-----------------
$20,377  Growth & Income Fund
$24,351  Growth & Income Benchmark
MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                       % of
                      Assets
Microsoft Corp.        3.5%
ExxonMobil Corp.       2.9%
Pfizer, Inc.           2.8%
Citigroup, Inc.        2.6%
Johnson & Johnson      2.2%
General Electric Co.   2.1%
Bank of America Corp.  1.9%
Wal-Mart Stores, Inc.  1.8%
Intel Corp.            1.8%
Dell Computer Corp.    1.7%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Growth & Income Growth & Income
                               Fund        Benchmark(1)
                          --------------- ---------------
1 Year                        -22.18%         -22.29%
3 Years                       -17.00          -14.61
5 Years                        -2.85           -0.63
10 Years                        7.39            9.31

 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Financial Services       23.82% Integrated Oils        5.26%
Health Care              15.80% Producer Durables      4.03%
Technology               14.48% Other                  3.50%
Consumer Discretionary &        Materials & Processing 3.28%
Services                 12.35% Autos & Transportation 2.41%
Consumer Staples          7.17% Other Energy           1.97%
Utilities                 5.93%

(1)The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.
* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 781 VL/VUL subaccounts and 1,479 VA subaccounts in the Morningstar Large Blend category. VL/VUL subaccounts received an overall Morningstar Rating of out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 3 out of 8,512 subaccounts.

PROPOSAL 3

BY JOHN F. SNYDER, III, PETER M. SCHOFIELD, CFA, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS

John Hancock V.A. Sovereign Investors Fund

MANAGERS' REPORT

An anemic economic recovery, lackluster earnings and high-profile corporate scandals drove stock prices down throughout the year. There were few safe havens as the downturn hit virtually every sector of the market. With the Dow Jones Industrial Average down 15.04% and the Standard & Poor's 500 Index down 22.09%, stocks posted their third consecutive year of negative returns -- an occurrence that hasn't happened in 60 years.

PERFORMANCE REVIEW

In this difficult market environment, John Hancock V.A. Sovereign Investors Fund returned -21.29% at net asset value. By comparison, the average variable annuity equity-income fund returned -16.75%, according to Lipper, Inc.

LARGE CAPS SUFFER; CONSUMER STAPLES STRONG

The Fund's relative underperformance can be explained by its heavier emphasis on large-capitalization stocks. Many of our large-cap names were spared during the market's decline in 2001. As the end of a market downturn gets closer, however, there's often indiscriminate selling. That's what happened this year as many large-cap names fell in the last stages of the market's capitulation. What's more, in the wake of corporate scandals, many large-cap companies with complex balance sheets suffered as investors began to question their accounting practices.

Citigroup and IBM were among the large-cap holdings that disappointed us. A combination of legal problems, difficulties overseas and the weak U.S. stock market took its toll on Citigroup. We believe, however, that the company's fundamentals are very strong, especially compared to its competitors. IBM has suffered from a lack of capital spending. In our opinion, management has done a great job refocusing the business through strategic divestitures and acquisitions. As a result, they've been able to gain market share in an extremely challenging business environment.

On the flip side, our consumer staple stocks continued to perform strongly throughout the year. In particular, Procter & Gamble and Avon have been among the few companies that have met or exceeded their earnings projections. At P&G, new management has successfully streamlined the company's product line and in turn, gained market share. The story was similar for Avon as new management grew sales -- especially in international markets -- with several successful new products.

NEW OPPORTUNITIES

In this challenging market environment, we've maintained our focus on our long-term investment strategy. The vast majority of the Fund's holdings remain in "dividend performers" -- those companies that have raised their dividends for at least 10 consecutive years. Our dividend performers' investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

[PHOTO]
[PHOTO]
[PHOTO]

John Snyder
Barry Evans
Peter Schofield

Top five holdings
----------------------------------------------------

5.1%
Bank of America
----------------------------------------------------

4.3%
Johnson & Johnson
----------------------------------------------------

3.9%
International Business Machines
----------------------------------------------------

3.4%
ExxonMobil
----------------------------------------------------

3.0%
Citigroup
----------------------------------------------------

As a percentage of net assets on 12-31-02
----------------------------------------------------

Given the stock market's prolonged downturn, we've begun to see some compelling values that meet our strict investment standards. The decline has allowed us to add several new stocks to the portfolio that we've long admired, but haven't been able to purchase because of their high valuations. Omnicom -- one of the world's leading advertising agencies -- was hit hard as investors worried that advertising spending would dry up in a slowing economy. The decline brought Omnicom's valuation down to a level where we felt comfortable buying the stock. With a solid balance sheet and strong client base throughout the world, we believe that Omnicom will be one of the biggest beneficiaries of an increase in advertising that will undoubtedly accompany a stronger economy.

State Street Corp. is another new addition. Being one of the largest financial processors in the world, the market's downturn has taken a toll on State Street's revenues. That's because when stock market activity declines, so do processing needs. We've taken advantage of the company's recent drop to add the stock to the portfolio. Looking ahead, we believe the company will bounce back once the stock market turns around.

OUTLOOK

This year ended with a stock market rally that has left many investors wondering whether the downturn is over and stocks will finally turn around in 2003. Investors remain skeptical, however, remembering all too well the 2001 year-end rally, which quickly faded in 2002. As we look ahead, we believe that stock prices will move higher this year. After three straight years of losses, it would be highly unlikely for stocks to decline four years in a row. That's happened only once -- from 1929-1932 during the Depression -- and the situation is far different today.

Although the economic recovery will gain momentum in 2003, we don't expect to see a sharp rebound. Since low interest rates have allowed the consumer to continue spending during this recession, there's not a significant pent up demand. In addition, excess capacity in the industrial sector will continue to limit pricing power and therefore, keep pressure on corporate earnings. As a result, it will be critical to own high quality companies with strong balance sheets, steady earnings growth and the ability to leverage the gradual upturn in the economy.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

A LOOK AT PERFORMANCE

For the period ended 12-31-02

Cumulative total returns

One year                      -21.29%

Five years                    -10.09%

Since inception (8-29-96)      25.05%

Average annual total returns

One year                      -21.29%

Five years                     -2.10%

Since inception (8-29-96)       3.59%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

GROWTH OF $10,000

John Hancock V.A. Sovereign Investors Fund
8-29-96 -- 12-31-02

John Hancock V.A. Sovereign Investors Fund - $12,505
Standard & Poor's 500 Index - $14,821

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team


Growth & Income Fund
.. The Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of year-end, Independence managed approximately 82% (blend sleeve at 63% and value sleeve at 19%) and Putnam managed approximately 18% (growth sleeve).
.. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that combine cheapness and improving fundamentals with favorable valuations and earnings growth prospects.
.. Putnam selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above average growth.
.. This Fund intends to adopt the "manager of managers" arrangement described on page 1.

Fund Commentary
.. In 2002, the Fund returned -22.18%, slightly outperforming its customized benchmark.

Independence Investment LLC
.. Blend Sleeve: This portion of the Fund outperformed its benchmark primarily due to favorable stock selection, with sector allocation exposures also positive.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors to absolute performance included Intel, Tyco and General Electric, while top contributors were from a variety of sectors and included Halliburton, Pharmacia and Trigon Healthcare.
.. Value Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection, while sector allocation exposures were positive.
.. Despite having an underweight to the utility sector relative to the benchmark, the Fund's exposure to utilities was the largest detractor from absolute performance. The top detractors from absolute performance were El Paso within energy, TXU and BellSouth within utilities and Citigroup and JP Morgan Chase within financials. Top contributors to absolute returns were from a variety of sectors and included Trigon Healthcare, Bank of America and Entergy.
.. Prospectively, the strategy for these sleeves will remain consistent. The manager seeks to maintain risk and sector characteristics similar to each benchmark. The manager continues to pursue investment opportunities in stocks possessing fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation.

Putnam Investments
..  Growth Sleeve: This portion of the Fund underperformed its benchmark primarily due to unfavorable stock selection.
.. Despite having an underweight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. The health care sector was also an absolute performance detractor.
.. The Fund's performance benefited from the capital goods sector, particularly from Lockheed Martin within the aerospace/defense subsector. Within health-care, top contributors included Trigon Healthcare and Pharmacia. Stocks that detracted included technology stocks such as Microsoft and Intel, while pharmaceutical companies such as Pfizer and Wyeth also significantly detracted.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team




                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

            Growth & Income Fund  Growth & Income Benchmark (1)
            --------------------  ----------------------------
12/31/1992         $10,000.00             $10,000.00
01/29/1993          10,103.23              10,073.00
02/26/1993          10,244.37              10,208.99
03/31/1993          10,561.71              10,428.48
04/30/1993          10,279.98              10,172.98
05/28/1993          10,546.60              10,447.65
06/30/1993          10,650.71              10,482.13
07/30/1993          10,592.45              10,432.86
08/31/1993          11,019.61              10,830.35
09/30/1993          11,038.78              10,750.21
10/29/1993          11,227.18              10,968.44
11/30/1993          11,127.04              10,865.34
12/31/1993          11,333.01              10,998.98
01/31/1994          11,669.58              11,367.45
02/28/1994          11,329.97              11,060.52
03/31/1994          10,890.93              10,579.39
04/29/1994          11,080.19              10,716.92
05/31/1994          11,122.59              10,891.61
06/30/1994          10,921.14              10,622.59
07/29/1994          11,215.83              10,974.19
08/31/1994          11,633.23              11,420.84
09/30/1994          11,289.85              11,145.60
10/31/1994          11,469.91              11,400.84
11/30/1994          11,089.24              10,982.43
12/30/1994          11,270.02              11,142.77
01/31/1995          11,502.15              11,432.48
02/28/1995          11,956.09              11,876.06
03/31/1995          12,220.64              12,227.59
04/28/1995          12,577.07              12,583.42
05/31/1995          12,995.56              13,080.46
06/30/1995          13,291.66              13,387.85
07/31/1995          13,715.77              13,833.67
08/31/1995          13,805.22              13,871.02
09/29/1995          14,403.52              14,452.21
10/31/1995          14,309.32              14,401.63
11/30/1995          14,912.68              15,035.30
12/29/1995          15,125.94              15,313.46
01/31/1996          15,528.67              15,840.24
02/29/1996          15,729.38              15,992.30
03/29/1996          15,930.50              16,145.83
04/30/1996          16,109.96              16,383.17
05/31/1996          16,482.92              16,805.86
06/28/1996          16,573.05              16,874.76
07/31/1996          15,790.12              16,123.84
08/30/1996          16,166.38              16,465.66
09/30/1996          16,916.98              17,391.03
10/31/1996          17,330.70              17,867.55
11/29/1996          18,483.80              19,223.69
12/31/1996          18,165.84              18,846.91
01/31/1997          19,100.94              20,017.30
02/28/1997          19,205.64              20,179.44
03/31/1997          18,457.39              19,339.98
04/30/1997          19,352.14              20,494.57
05/30/1997          20,401.70              21,752.94
06/30/1997          21,206.26              22,723.12
07/31/1997          23,101.23              24,527.34
08/29/1997          21,931.01              23,163.62
09/30/1997          23,206.52              24,432.98
10/31/1997          22,333.69              23,616.92
11/28/1997          23,173.89              24,710.39
12/31/1997          23,577.31              25,135.41
01/31/1998          23,831.99              25,414.41
02/27/1998          25,777.32              27,246.79
03/31/1998          27,218.76              28,641.82
04/30/1998          27,294.06              28,931.11
05/29/1998          26,995.92              28,433.49
06/30/1998          28,141.71              29,587.89
07/31/1998          27,813.38              29,274.26
08/31/1998          23,543.44              25,041.20
09/30/1998          24,751.40              26,646.34
10/30/1998          26,957.67              28,812.69
11/30/1998          28,571.50              30,558.74
12/31/1998          30,708.63              32,318.92
01/29/1999          31,739.00              33,669.85
02/26/1999          30,753.36              32,622.72
03/31/1999          31,663.68              33,927.63
04/30/1999          32,998.00              35,240.63
05/28/1999          32,035.80              34,408.95
06/30/1999          34,244.79              36,318.65
07/30/1999          33,072.55              35,185.50
08/31/1999          32,681.32              35,009.58
09/30/1999          31,779.70              34,050.31
10/29/1999          33,638.61              36,205.70
11/30/1999          34,028.44              36,940.67
12/31/1999          35,691.40              39,116.48
01/31/2000          33,516.26              37,152.83
02/29/2000          32,674.50              36,450.64
03/31/2000          36,331.87              40,015.52
04/28/2000          35,442.83              38,811.05
05/31/2000          34,975.94              38,015.42
06/30/2000          35,535.53              38,950.60
07/31/2000          35,103.47              38,342.97
08/31/2000          37,275.50              40,724.07
09/29/2000          35,022.31              38,573.84
10/31/2000          35,107.83              38,411.83
11/30/2000          31,072.81              35,384.98
12/29/2000          25,452.42              35,558.37
01/31/2001          31,923.63              36,820.69
02/28/2001          28,574.24              33,462.64
03/30/2001          26,229.83              31,344.46
04/30/2001          28,750.54              33,779.92
05/31/2001          28,803.90              34,006.25
06/30/2001          28,138.61              33,179.89
07/31/2001          27,461.95              32,854.73
08/31/2001          25,562.27              30,798.02
09/28/2001          23,357.57              28,309.54
10/31/2001          24,102.35              28,850.26
11/30/2001          25,970.22              31,063.07
12/31/2001          26,185.04              31,336.43
01/31/2002          25,821.85              30,878.91
02/28/2002          25,220.44              30,282.95
03/31/2002          26,346.02              31,421.59
04/30/2002          25,087.94              29,517.44
05/31/2002          24,880.61              29,257.69
06/30/2002          23,203.95              27,098.47
07/31/2002          21,348.68              25,093.18
08/31/2002          21,491.12              25,223.67
09/30/2002          19,226.19              22,514.65
10/31/2002          20,632.25              24,385.61
11/30/2002          21,590.69              25,812.17
12/31/2002          20,376.50              24,351.20

Value on 12/31/02:
-----------------
$20,377  Growth & Income Fund
$24,351  Growth & Income Benchmark
MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                       % of
                      Assets
Microsoft Corp.        3.5%
ExxonMobil Corp.       2.9%
Pfizer, Inc.           2.8%
Citigroup, Inc.        2.6%
Johnson & Johnson      2.2%
General Electric Co.   2.1%
Bank of America Corp.  1.9%
Wal-Mart Stores, Inc.  1.8%
Intel Corp.            1.8%
Dell Computer Corp.    1.7%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Growth & Income Growth & Income
                               Fund        Benchmark(1)
                          --------------- ---------------
1 Year                        -22.18%         -22.29%
3 Years                       -17.00          -14.61
5 Years                        -2.85           -0.63
10 Years                        7.39            9.31

 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Financial Services       23.82% Integrated Oils        5.26%
Health Care              15.80% Producer Durables      4.03%
Technology               14.48% Other                  3.50%
Consumer Discretionary &        Materials & Processing 3.28%
Services                 12.35% Autos & Transportation 2.41%
Consumer Staples          7.17% Other Energy           1.97%
Utilities                 5.93%

(1)The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.
* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 781 VL/VUL subaccounts and 1,479 VA subaccounts in the Morningstar Large Blend category. VL/VUL subaccounts received an overall Morningstar Rating of out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 3 out of 8,512 subaccounts.

PROPOSAL 4

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

John Hancock V.A. Strategic Income Fund

MANAGERS' REPORT

Global bond markets turned in strong gains in 2002, although various sectors of the market performed far better than others. Among the top-performing fixed-income investments were foreign bonds, which benefited from both the global economic weakness that caused interest rates to fall and bond prices to rise, and the depreciation of the U.S. dollar compared to other major foreign currencies.

U.S. Treasuries also performed well because of stock market volatility and strong demand for the relatively safe investments. Falling interest rates also helped. That said, U.S. Treasury bonds and notes struggled in the fourth quarter as stocks rallied in response to a brief subsiding in war worries, the Republican mid-term election victories and a one-half percentage point cut in interest rates, which many felt could result in stronger economic conditions and higher inflation in 2003.

High-yield corporate bonds took the opposite track, struggling in the first three quarters of 2002, but rebounding in the final quarter. High-yield bonds suffered in response to weak economic conditions. High-yield corporates are heavily dependent on corporate financial health and as such, are more correlated to the stock market's performance. More importantly, however, investors became increasingly skittish and risk-averse amid the financial scandals that engulfed companies such as Enron, Global Crossing, Adelphia Communications and WorldCom. But in the final months of the year, high-yield bond prices rallied with the stock market.

FUND PERFORMANCE

For the 12 months ended December 31, 2002, John Hancock VA Strategic Income Fund had a total return of 7.87% at net asset value. This compared with the 8.47% return of the average variable annuity general bond fund.

FOCUS ON QUALITY HELPS

The Fund did well as the result of our asset allocation decisions, which resulted in the portfolio's gradually tilting toward higher-quality securities. We benefited from our increased stake in foreign government bonds, as well as from our relatively light exposure to high-yield corporates. Among foreign government bonds, our holdings in European government bonds, which we added to throughout the period, performed quite well. Bonds issued by Germany, Spain and Italy were attractive based on our expectations of interest-rate cuts amid growing economic weakness. Although the European Central Bank didn't cut rates until late in the period, the bonds in those countries generally rallied in anticipation of the cuts. We also focused on high-quality bonds issued by other developed countries, including Canada and New Zealand.

Some of our purchases of foreign government bonds came as the result of selling emerging-market bonds, which we felt had reached their full value. Others came from selling U.S. Treasury securities. While the Fund benefited from its stake in Treasury bonds early on, we sold some because we became more negative about the U.S. dollar as the period progressed. The dollar seemed to us at the time to be

[PHOTO]
[PHOTO]

Fred Cavanaugh
Dan Janis

Top five industry groups
----------------------------------------------------

50%
Foreign governments
----------------------------------------------------

17%
U.S. government
----------------------------------------------------

6%
Leisure
----------------------------------------------------

5%
Media
----------------------------------------------------

5%
Oil & gas
----------------------------------------------------

As a percentage of net assets on 12-31-02
----------------------------------------------------
overvalued, and we worried about the potential for further declines because of the record trade deficit and concerns that foreigners' interest in our stock and bond markets would wane given all the recent volatility. As the dollar continued to weaken, that positioning served the portfolio well.

HIGH-QUALITY HIGH YIELD

Our focus on the higher-quality names within the high-yield corporate bond sector also aided our performance. Among our top-performing holdings were some oil companies, whose prices were driven higher in part by the prospects of rising energy prices in light of Venezuela's oil workers strike and a potential U.S. war with Iraq. For similar reasons, our holdings in other energy companies -- such as Chesapeake Energy -- also did well. Mexico's leading television broadcaster, Grupo Televisa, continued to gain market share in the Mexican TV market and benefited from continued solid performance of Univision and Innova, in which Televisa owns equity stakes. Innova, the Mexican platform for Sky International satellite television programming, also performed well by turning cash flow positive and continuing to take market share from its primary competitor, DirecTV Latin America.

On the flip side, our holdings in paper company Corporacion Durango weakened when sales declined due to a boiler explosion at the company's Georgia paper mill. Coal company Horizon Natural Resources filed for bankruptcy, which obviously was a disappointment.

OUTLOOK

For now, we plan to maintain our high-quality focus. But we have begun to gradually increase our historically low exposure to high-yield corporate bonds and plan to continue to do so once we're more comfortable with the strength of economic activity, corporate earnings and the geopolitical situation.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

A LOOK AT PERFORMANCE

For the period ended 12-31-02

Cumulative total returns

One year                       7.87%

Five years                    25.75%

Since inception (8-29-96)     49.62%

Average annual total returns

One year                       7.87%

Five years                     4.69%

Since inception (8-29-96)      6.56%

Yield

SEC 30-Day Yield               5.88%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF $10,000

John Hancock V.A. Strategic Income Fund
8-29-96 -- 12-31-02

John Hancock V.A. Strategic Income Fund - $14,963
Merrill Lynch AAA U.S. Treasury/Agency Master Index - $16,634
Merrill Lynch High Yield Master II Index - $12,342
Salomon Smith Barney World Government Bond Index - $13,670

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in three indexes:

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an index of fixed-rate U.S. Treasury and agency securities

Merrill Lynch High Yield Master II Index, an index of Yankee and high yield bonds

Salomon Smith Barney World Government Bond Index, an index of bonds issued by governments in the U.S., Europe and Asia

It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  ACTIVE BOND FUND
  JOHN HANCOCK ADVISERS, LLC
                                                          Greene/Evans/Matthews

..  In 2002, the Fund returned 7.25%, underperforming its benchmark, the Lehman
   Aggregate Index.
.. The Fund underperformed its benchmark primarily due to unfavorable sector allocation and security selection decisions, while duration/yield curve decisions modestly boosted relative performance.
.. Sector allocation decisions detracted from relative performance primarily due to the Fund's overweighting in investment grade and high yield corporate bonds.
.. As 2003 progresses, the manager expects to gradually reduce portfolio duration below the benchmark as the recovery gains momentum and to maintain an overweighted position in corporate bonds and mortgage-backed securities. The manager also continues to seek opportunities in select high yield and emerging market bonds.
.. The manager's strategy focuses on anticipating shifts in the business cycle, rather than predicting the direction of interest rates. The Fund capitalizes on these shifts by using a research-driven process to identify attractive sectors as well as mispriced securities within those sectors.
.. This Fund intends to adopt the "manager of managers" arrangement described on page 1.


                                     [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

                                Lehman Brothers
            Active Bond Fund  Aggregate Bond Index
            ----------------  --------------------
12/31/1992     $10,000.00         $10,000.00
 1/29/1993      10,178.64          10,192.00
 2/26/1993      10,390.36          10,370.36
 3/31/1993      10,447.71          10,413.92
 4/30/1993      10,512.60          10,486.81
 5/28/1993      10,507.49          10,500.45
 6/30/1993      10,722.69          10,690.50
 7/30/1993      10,813.44          10,751.44
 8/31/1993      11,042.10          10,939.59
 9/30/1993      11,096.70          10,969.13
10/29/1993      11,108.49          11,009.71
11/30/1993      11,025.03          10,916.13
12/31/1993      11,076.55          10,975.08
 1/31/1994      11,238.18          11,123.24
 2/28/1994      11,032.04          10,929.70
 3/31/1994      10,798.07          10,659.73
 4/29/1994      10,701.06          10,574.45
 5/31/1994      10,683.07          10,573.40
 6/30/1994      10,672.61          10,550.14
 7/29/1994      10,845.24          10,760.08
 8/31/1994      10,871.67          10,773.00
 9/30/1994      10,744.91          10,614.63
10/31/1994      10,727.38          10,605.08
11/30/1994      10,707.66          10,581.75
12/30/1994      10,791.94          10,654.76
 1/31/1995      10,998.00          10,865.73
 2/28/1995      11,261.13          11,124.33
 3/31/1995      11,348.67          11,192.19
 4/28/1995      11,512.83          11,348.88
 5/31/1995      12,007.68          11,788.08
 6/30/1995      12,111.27          11,874.13
 7/31/1995      12,059.11          11,848.01
 8/31/1995      12,198.50          11,991.37
 9/29/1995      12,320.73          12,107.69
10/31/1995      12,521.33          12,265.09
11/30/1995      12,708.26          12,449.07
12/29/1995      12,901.80          12,623.35
 1/31/1996      12,977.73          12,706.67
 2/29/1996      12,728.43          12,485.57
 3/29/1996      12,650.65          12,398.17
 4/30/1996      12,586.67          12,328.74
 5/31/1996      12,583.64          12,304.08
 6/28/1996      12,711.30          12,468.96
 7/31/1996      12,751.95          12,502.62
 8/30/1996      12,761.21          12,481.37
 9/30/1996      12,992.04          12,698.55
10/31/1996      13,268.37          12,980.45
11/29/1996      13,476.49          13,202.42
12/31/1996      13,431.24          13,079.64
 1/31/1997      13,481.13          13,120.18
 2/28/1997      13,544.83          13,152.98
 3/31/1997      13,401.62          13,006.99
 4/30/1997      13,584.38          13,202.09
 5/30/1997      13,737.19          13,327.51
 6/30/1997      13,917.23          13,486.11
 7/31/1997      14,334.57          13,850.23
 8/29/1997      14,194.04          13,732.51
 9/30/1997      14,423.88          13,935.75
10/31/1997      14,548.42          14,137.82
11/28/1997      14,628.65          14,202.85
12/31/1997      14,788.67          14,346.30
 1/31/1998      14,991.29          14,529.93
 2/27/1998      14,978.93          14,518.31
 3/31/1998      15,063.77          14,567.67
 4/30/1998      15,136.97          14,643.42
 5/29/1998      15,271.85          14,782.53
 6/30/1998      15,418.26          14,908.19
 7/31/1998      15,447.03          14,939.49
 8/31/1998      15,599.02          15,183.01
 9/30/1998      15,956.27          15,538.29
10/30/1998      15,807.16          15,455.94
11/30/1998      15,959.12          15,544.03
12/31/1998      16,006.27          15,590.67
 1/29/1999      16,153.25          15,701.36
 2/26/1999      15,822.34          15,426.59
 3/31/1999      15,935.04          15,511.43
 4/30/1999      15,985.01          15,561.07
 5/28/1999      15,812.23          15,424.13
 6/30/1999      15,772.72          15,374.77
 7/30/1999      15,740.58          15,310.20
 8/31/1999      15,709.60          15,302.55
 9/30/1999      15,849.70          15,480.06
10/29/1999      15,881.90          15,537.33
11/30/1999      15,937.65          15,535.78
12/31/1999      15,855.65          15,461.21
 1/31/2000      15,789.68          15,410.18
 2/29/2000      15,967.13          15,596.65
 3/31/2000      16,128.41          15,802.52
 4/28/2000      16,066.28          15,756.70
 5/31/2000      16,052.07          15,748.82
 6/30/2000      16,388.82          16,076.39
 7/31/2000      16,520.02          16,222.69
 8/31/2000      16,770.74          16,457.92
 9/29/2000      16,864.94          16,561.60
10/31/2000      16,954.45          16,670.91
11/30/2000      17,179.99          16,944.31
12/29/2000      17,512.68          17,259.48
 1/31/2001      17,800.01          17,540.80
 2/28/2001      17,947.87          17,693.41
 3/30/2001      18,030.67          17,781.88
 4/30/2001      17,966.74          17,707.19
 5/31/2001      18,091.23          17,813.44
 6/30/2001      18,147.64          17,881.13
 7/31/2001      18,557.33          18,281.66
 8/31/2001      18,744.40          18,491.90
 9/28/2001      18,739.48          18,706.41
10/31/2001      19,091.16          19,097.37
11/30/2001      18,945.40          18,833.83
12/31/2001      18,822.97          18,713.29
 1/31/2002      18,943.10          18,864.87
 2/28/2002      19,059.78          19,047.86
 3/30/2002      18,817.79          18,731.67
 4/30/2002      19,118.25          19,095.06
 5/31/2002      19,231.41          19,257.37
 6/30/2002      19,170.68          19,424.91
 7/31/2002      19,137.11          19,659.95
 8/31/2002      19,504.44          19,992.20
 9/28/2002      19,749.46          20,316.08
10/31/2002      19,601.47          20,222.62
11/30/2002      19,780.53          20,216.55
12/31/2002      20,187.44          20,635.04

Value on 12/31/02:
------------------
$20,187 Active  Bond Fund
$20,635 Lehman  Brothers Aggregate Bond Index

MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                                     % of
                                    Assets
Federal National Mortgage Assoc.    36.4%
U.S. Treasury                       9.7%
Federal Home Loan Mortgage Corp.    5.9%
Government National Mortgage Assoc. 4.8%
Household Finance Corp.             1.0%
Ford Motor Credit Co.               1.0%
NiSource Finance Corp.              0.9%
Morgan Stanley Dean Witter          0.9%
Amresco Residential Securities      0.7%
News America Holdings, Inc.         0.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                     Lehman Brothers
         Active Bond Aggregate Bond
            Fund          Index
         ----------- ---------------
 1 Year     7.25%         10.27%
 3 Years    8.38          10.10
 5 Years    6.42           7.54
10 Years    7.28           7.51

 FUND COMPOSITION (as of December 31, 2002)

                        % of
Credit Quality         Assets
AAA                    60.10%
AA                      2.10%
A                       8.20%
BBB                    18.50%
BB & lower              9.60%
Not rated               0.10%
Short Term              1.40%
Weighted Average Yield  5.05%

* Total returns are for the period ended December 31, 2002, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 327 VL/VUL subaccounts and 500 VA subaccounts in the Morningstar Intermediate-Term Bond category. VL/VUL subaccounts received an overall Morningstar Rating of 4 out 967 subaccounts. VA subaccounts received an overall Morningstar Rating of 5 out of 1,697 subaccounts.

PROPOSAL 5

BY BARRY J. GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA, PORTFOLIO MANAGERS

John Hancock V.A. Technology Fund

MANAGERS' REPORT

Weak economic conditions and investor uncertainty caused by heightened geopolitical concerns and corporate scandals resulted in crushing declines for all but a few technology stocks in 2002, continuing the unprecedented downturn the group has experienced since early 2000. Tech companies are cyclical growth enterprises and, as such, their fortunes rise and fall in response to economic tides. While some external factors can and do come into play at various times -- such as the rush to purchase new equipment prior to Y2K -- the purchase of technology products and services can and will be deferred during economic weakness. This reflects the knowledge of both corporations and individuals that technology users will be able to function for some time even with equipment that may not be "state of the art." Given the past year's weakening global economy, it wasn't at all surprising that businesses around the world routinely cut back capital expenditures and dramatically tightened their purse strings by postponing or abandoning new information technology projects. Even though companies could borrow money cheaply thanks to low interest rates, they became very short-sighted, requiring that paybacks on technology should be measured in months, rather than years, before they would spend discretionary dollars. One bright spot was the consumer, who kept on spending even as the economy weakened.

FUND PERFORMANCE

For the 12-month period ended December 31, 2002, John Hancock V.A. Technology Fund posted a total return of -46.83%, compared with the -43.01% return of the average open-end science and technology fund, and the -30.91% return of the average variable annuity specialty miscellaneous fund, according to Lipper, Inc.

SEMICONDUCTOR AND EQUIPMENT STOCK STUMBLE

Heading into 2002, there was a growing belief that the extraordinary actions taken by the Federal Reserve after the events of September 11, 2001 would lead to an economic recovery by mid-2002. Since technology is capital-spending intensive and, therefore, is reliant upon cash flow generation, the thinking was that a revival in the tech sector would occur one or two quarters after corporations started to see cash flows improve -- meaning by the second half of the year. Given our expectations of improving economic conditions, we favored stocks of "early cyclical" semiconductors and semiconductor-capital equipment early in the period. But when a healthy economic rebound failed to materialize, there were growing concerns that reduced corporate spending would hurt sales and that consumer spending on electronics would eventually decline. Among our semiconductor-related holdings that were hardest-hit were Integrated Device Technology, Cypress Semiconductor and Micron Technology.

A SHIFT TOWARD SOFTWARE

In recent months, we have moderated our strategy in response to weaker-than-expected economic conditions. We repositioned the portfolio on a bottom-up basis to look for companies that we think are relatively well-positioned for a more modest recovery. While economic strength ultimately is critical for the entire sector, the types of companies we've targeted are better able to absorb a prolonged period of sluggish activity than others. In particular, we have reduced our holdings

[PHOTO]
[PHOTO]
[PHOTO]

Barry Gordon
Marc Klee
Alan Loewenstein

Top five holdings
----------------------------------------------------

5.4%
Dell Computer
----------------------------------------------------

4.7%
Microsoft
----------------------------------------------------

3.9%
Cisco Systems
----------------------------------------------------

3.6%
Citrix Systems
----------------------------------------------------

3.3%
Nokia
----------------------------------------------------

As a percentage of net assets on 12-31-02
----------------------------------------------------
in semiconductor and related capital equipment companies in favor of software and hardware (especially personal computer-related) companies, initiating or adding to holdings such as Seibel Systems, Microsoft and Hewlett Packard.

BRIGHT SPOTS

Despite the broad-based nature of the 2002 tech stock rout, the portfolio did have its share of winners during the year. One of the best-performing holdings was Western Digital, the profitable maker of disk drives that go into personal computers, as well as gaming products such as Microsoft's X-Box. The stock benefited from strong consumer demand and the company's efforts to cut costs and boost production efficiencies. Some Internet-related companies also came roaring back this year. The stock price of Amazon.com, the world's largest on-line retailer, surged on news that sales and revenues increased and that it had seemingly stemmed its losses. Yahoo and E-Bay each jumped on better-than-expected earnings and sales.

Although the makers of computers suffered, they generally held up better than the tech sector as a whole. Dell, the Fund's largest holding and a leading PC manufacturer, was one of our best performers, helped by strong execution and continued expansion into overseas markets. IBM held in a lot better than the hardware group as a whole, as investors moved in to take advantage of the stock's historically low valuation.

OUTLOOK

Although technology stocks have sorely tried investors' patience over the last three years, we're cautiously optimistic about their prospects. We believe an economic recovery eventually will take hold and ultimately boost corporate tech spending. What's more, most tech companies have slashed costs, leveraging their bottom lines when growth resumes. And current tech stock valuations are very attractive, especially given the high cash positions that many of these companies currently enjoy. If the sector's fundamentals improve, large institutional investors most likely will start buying again and that renewed interest could help stock prices move higher.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

A LOOK AT PERFORMANCE

For the period ended 12-31-02

Cumulative total returns

One year                      -46.83%

Since inception (5-1-00)      -78.16%

Average annual total returns

One year                      -46.83%

Since inception (5-1-00)      -43.45%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF $10,000

John Hancock V.A. Technology Fund
5-1-00 -- 12-31-02

John Hancock V.A. Technology Fund - $2,184
Standard & Poor's 500 Index - $6,290
Russell 3000 Technology Index - $2,456

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes:

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Russell 3000 Technology Index, is a capitalization-weighted index composed of companies that serve the electronics and computer industries

It is not possible to invest in an index.

                                                      Inception: March 29, 1986

  LARGE CAP GROWTH FUND
  INDEPENDENCE INVESTMENT LLC
                                                           M. Lapman/J. Forelli



..  In 2002, the Fund returned -27.82% slightly outperforming its benchmark, the
   Russell 1000 Growth Index.
..  The Fund outperformed its benchmark primarily due to favorable stock selection decisions. In contrast, sector allocation decisions detracted.
.. Despite having a neutral weight to the technology sector relative to the benchmark, the Fund's exposure to technology was the largest detractor from absolute performance. Top detractors within this sector and the overall Fund included Intel, Microsoft and Cisco.
.. While the health care and consumer discretionary sectors were also significant performance detractors overall, several of the Fund's top contributors were within health care such as Pharmacia and Trigon Healthcare and in consumer discretionary such as Black & Decker and Staples.
.. Going forward, the strategy for this fund remains consistent. The manager seeks to maintain risk and sector characteristics similar to the benchmark. The manager continues to pursue investment opportunities in stocks of growth-oriented companies that possess fundamental catalysts, which differentiate them from their peers, and exhibit favorable valuation. As usual, this is done in a risk-controlled framework.
.. The manager selects stocks using a combination of proprietary fundamental equity research and quantitative portfolio construction tools. Stocks purchased combine low prices and improving fundamentals with favorable valuations and earnings growth prospects.
.. This Fund intends to adopt the "manager of managers" arrangement described on page 1.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 12/31/92
(10-Year Period)

                  Large Cap Growth Fund   Russell 1000(R) Growth Index
                  ---------------------   ----------------------------
12/31/1992             $10,000.00                 $10,000.00
 1/29/1993              10,094.21                   9,885.00
 2/26/1993              10,278.19                   9,728.82
 3/31/1993              10,589.73                   9,916.58
 4/30/1993              10,208.11                   9,519.92
 5/28/1993              10,513.95                   9,853.12
 6/30/1993              10,667.30                   9,762.47
 7/30/1993              10,585.06                   9,587.72
 8/31/1993              11,044.16                   9,980.82
 9/30/1993              11,181.61                   9,906.96
10/29/1993              11,350.17                  10,182.37
11/30/1993              11,225.71                  10,115.17
12/31/1993              11,380.46                  10,290.16
 1/31/1994              11,725.98                  10,527.86
 2/28/1994              11,362.74                  10,336.26
 3/31/1994              10,995.25                   9,837.02
 4/29/1994              11,211.16                   9,883.25
 5/31/1994              11,174.87                  10,032.49
 6/30/1994              11,007.70                   9,736.53
 7/29/1994              11,282.92                  10,069.52
 8/31/1994              11,677.66                  10,630.39
 9/30/1994              11,327.72                  10,484.75
10/31/1994              11,435.60                  10,732.19
11/30/1994              11,101.76                  10,388.76
12/30/1994              11,268.44                  10,563.29
 1/31/1995              11,479.72                  10,788.29
 2/28/1995              11,914.33                  11,240.32
 3/31/1995              12,184.24                  11,569.66
 4/28/1995              12,485.42                  11,823.04
 5/31/1995              12,910.19                  12,235.66
 6/30/1995              13,127.19                  12,707.96
 7/31/1995              13,552.23                  13,236.61
 8/31/1995              13,656.22                  13,251.17
 9/29/1995              14,210.50                  13,862.05
10/31/1995              14,047.00                  13,871.75
11/30/1995              14,630.30                  14,411.36
12/29/1995              14,834.24                  14,493.51
 1/31/1996              15,181.94                  14,979.04
 2/29/1996              15,360.96                  15,253.16
 3/29/1996              15,555.59                  15,272.99
 4/30/1996              15,817.53                  15,674.67
 5/31/1996              16,166.80                  16,221.71
 6/28/1996              16,148.47                  16,244.42
 7/31/1996              15,075.04                  15,292.50
 8/30/1996              15,556.22                  15,687.05
 9/30/1996              16,508.52                  16,829.06
10/31/1996              16,630.62                  16,930.04
11/29/1996              17,837.45                  18,201.48
12/31/1996              17,544.33                  17,844.73
 1/31/1997              18,548.21                  19,095.65
 2/28/1997              18,685.70                  18,965.80
 3/31/1997              17,806.40                  17,939.75
 4/30/1997              18,748.18                  19,130.95
 5/30/1997              19,827.38                  20,512.20
 6/30/1997              20,612.36                  21,332.69
 7/31/1997              22,601.68                  23,218.50
 8/29/1997              21,476.69                  21,860.22
 9/30/1997              22,814.49                  22,935.74
10/31/1997              21,895.36                  22,087.12
11/28/1997              22,708.95                  23,025.82
12/31/1997              22,964.28                  23,283.71
 1/31/1998              23,578.09                  23,979.90
 2/27/1998              25,808.93                  25,783.18
 3/31/1998              27,269.48                  26,811.93
 4/30/1998              27,476.14                  27,181.94
 5/29/1998              26,883.29                  26,409.97
 6/30/1998              28,218.66                  28,026.26
 7/31/1998              28,081.72                  27,841.29
 8/31/1998              23,684.31                  23,662.31
 9/30/1998              25,069.90                  25,479.58
10/30/1998              26,958.99                  27,528.13
11/30/1998              29,100.55                  29,623.02
12/31/1998              32,037.69                  32,295.02
 1/29/1999              33,821.12                  34,190.74
 2/26/1999              32,192.86                  32,628.22
 3/31/1999              33,548.42                  34,347.73
 4/30/1999              34,042.90                  34,392.38
 5/28/1999              33,057.91                  33,336.54
 6/30/1999              35,519.74                  35,670.09
 7/30/1999              34,344.03                  34,535.78
 8/31/1999              34,540.60                  35,098.72
 9/30/1999              33,748.86                  34,361.64
10/29/1999              35,727.41                  36,955.95
11/30/1999              36,932.73                  38,947.87
12/31/1999              39,748.65                  42,998.45
 1/31/2000              37,370.05                  40,981.82
 2/29/2000              38,551.17                  42,985.84
 3/31/2000              42,662.82                  46,063.62
 4/28/2000              41,213.34                  43,870.99
 5/31/2000              39,721.33                  41,659.90
 6/30/2000              42,019.46                  44,817.72
 7/31/2000              40,653.72                  42,948.82
 8/31/2000              44,621.13                  46,835.68
 9/29/2000              39,946.85                  42,405.03
10/31/2000              38,759.42                  40,399.27
11/30/2000              33,597.70                  34,444.42
12/29/2000              32,639.32                  33,355.97
 1/31/2001              34,530.20                  35,660.87
 2/28/2001              29,006.16                  29,605.66
 3/30/2001              25,769.67                  26,384.56
 4/30/2001              29,313.07                  29,722.21
 5/31/2001              28,966.58                  29,285.29
 6/30/2001              28,361.52                  28,605.87
 7/31/2001              27,498.74                  27,890.73
 8/31/2001              25,509.66                  25,609.26
 9/28/2001              23,079.82                  23,053.46
10/31/2001              24,478.93                  24,263.77
11/30/2001              26,827.92                  26,595.51
12/31/2001              26,898.99                  26,544.98
 1/31/2002              26,623.77                  26,075.14
 2/28/2002              25,536.20                  24,993.02
 3/30/2003              26,408.34                  25,857.78
 4/30/2002              24,760.88                  23,747.78
 5/31/2002              24,188.86                  23,173.09
 6/30/2002              22,100.62                  21,029.58
 7/31/2002              20,561.81                  19,872.95
 8/31/2002              20,626.00                  19,932.57
 9/28/2002              18,469.71                  17,865.56
10/31/2002              20,007.82                  19,503.83
11/30/2002              20,732.54                  20,562.89
12/31/2002              19,382.89                  19,142.00

Value on 12/31/02:
------------------
$24,017 Large Cap Growth Fund
$19,142 Russell 1000(R) Growth Index
MORNINGSTAR
CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of December 31, 2002)

                                  % of
                                 Assets
Pfizer, Inc.                      6.0%
Microsoft Corp.                   5.8%
General Electric Co.              4.7%
Johnson & Johnson                 4.4%
Intel Corp.                       3.1%
Dell Computer Corp.               2.9%
Wal-Mart Stores, Inc.             2.5%
Kohl's Corp.                      2.3%
Federal National Mortgage Assoc.  2.2%
Pharmacia Corp.                   1.9%

 AVERAGE ANNUAL TOTAL RETURNS*

          Large Cap  Russell 1000(R)
         Growth Fund  Growth Index
         ----------- ---------------
1  Year    -27.82%       -27.89%
3  Years   -21.23        -23.64
5  Years    -3.29         -3.84
10 Years     6.87          6.71

 SECTOR/INDUSTRY ALLOCATION (as of December 31, 2002)

                          % of                          % of
                         Assets                        Assets
Health Care              26.02% Producer Durables      4.50%
Technology               21.11% Materials & Processing 1.47%
Consumer Discretionary &        Other Energy           0.77%
Services                 16.88% Autos & Transportation 0.71%
Financial Services       13.38%
Consumer Staples          9.45%
Other                     5.71%

* Total returns are for the period ended December 31, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/02. VL represents Variable Life subaccounts, VUL represents Variable Universal Life subaccounts and VA represents Variable Annuity subaccounts Hancock VL/VUL subaccounts were rated against 859 VL/VUL subaccounts and 1,690 VA subaccounts in the Morningstar Large Growth category. VL/VUL subaccounts received an overall Morningstar Rating of 2 out 4,575 subaccounts. VA subaccounts received an overall Morningstar Rating of 2 out of 8,512 subaccounts.

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

March 17, 2003

Financial Industries Fund
                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

Contents

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
John Hancock Variable Series           Overview                                    1
Trust I ("Trust")

A fund-by-fund summary of goals,       Your Investment Choices                     2
strategies and risks.                  Financial Industries Fund                   4

Policies and instructions for opening, Your Account
maintaining and closing an account in  Investments in shares of the funds          6
any fund                               Share price                                 6
                                       Valuation                                   6
                                       Conflicts                                   6

Further information on the funds       Fund Expenses                               7

                                       Dividends and Taxes                         7
                                       Dividends                                   7
                                       Taxes                                       7

                                       Financial Highlights                        7

Further information on the Trust       Trust Business Structure                    8

                                       For more information               back cover

Overview

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FUND INFORMATION KEY
A concise fund description begins on page 4. The description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Fees and Expenses A table describes the fund's fees and expenses and examples show the costs over time.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

.. John Hancock Life Insurance Company ("John Hancock"),

.. John Hancock Variable Life Insurance Company ("JHVLICO"), and

.. certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2001, John Hancock and its affiliates managed approximately $124 billion in assets, of which it owned approximately $81 billion.

All of the funds of the Trust have subadvisers. John Hancock recommends subadvisers for the funds to the Trust, and oversees and evaluates the subadvisers' performance. John Hancock also overseas the allocation of a fund's assets between subadvisers for those funds that are "multi-managed" (Growth & Income, Small Cap Value, Real Estate Equity and Managed Funds), and manages the Trust's joint trading account for various funds' liquidity reserves.

Each subadviser has discretion to purchase and sell securities for the fund, or the portion of a fund, that it manages. While employing their own investment approach in managing a fund, each subadviser must also adhere to the fund's investment goals, strategies and restrictions.

Your Investment Choices

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The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. Only 1 of these funds is described in this prospectus. Each fund has its own strategy and its own risk/reward profile. The funds can be broadly categorized as equity funds, sector funds, balanced funds, bond funds, and international/global funds. This prospectus describes a sector fund.

SECTOR FUNDS

Sector funds invest primarily in a single sector of the stock market and may be affected by economic factors and other factors specific to that sector. Sector funds are appropriate for investors who are willing to accept more volatile investment returns relative to the overall equity market.

ADDITIONAL INFORMATION

In the following pages, any fund investment strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually volatile or when a fund experiences unusually large cash flows, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The fund may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand reference for debt obligations generally.

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                                                                             3

Financial Industries Fund


GOAL AND STRATEGY

This is a non-diversified financial industries stock fund that seeks long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of
(a) companies in the financial services industry including banks, thrifts, credit and finance companies, brokerage and advisory firms, asset management companies, insurance companies, leasing companies, real estate-related firms, financial holding companies and similar entities and (b) to a more limited extent, non-financial industry companies expected to benefit from products or other market advantages in the financial services industries. The Fund invests mostly in stocks of U.S. companies but also invests, to a limited extent, in foreign stocks.


The manager selects financial industry stocks using proprietary fundamental equity research and quantitative screening. The manager uses fundamental equity research to identify companies that:
.. are positioned to benefit from industry-wide trends such as consolidation and regulatory changes; and

.. are comparatively undervalued relative to balance sheet and earnings.

The manager also uses quantitative tools focusing on valuation, earnings/momentum and fundamentals/capital use to evaluate stocks and to manage overall risk.

The Fund's industry weightings are primarily a result of stock selection and therefore may differ significantly from its benchmark. The manager normally invests in 40 to 100 stocks of companies of any size. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities denominated in U.S dollars or any other currency, certain Exchange Traded Funds (ETFs) and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisors, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 2003
Managed approximately $26 billion in
assets at the end of 2002

FUND MANAGERS
Management by investment team overseen by:

James K. Schmidt, CFA
---------------------
Executive Vice President of
Joined subadviser in 1985

Thomas C. Goggins
---------------------
Senior Vice President of subadviser
Joined subadviser in 1995

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. Year-by-year and average annual figures for the period prior to April 30, 2003 reflect the actual performance of the V.A. Financial Industries Fund, the fund's predecessor, which was a series of the John Hancock Declaration Trust. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-Year Total Returns -- Calendar Year



                                    [CHART]

1998     1999    2000       2001
-----    -----   -----    --------
8.55%    1.23%   27.16%   (17.51%)

Best quarter: up 19.95%, third quarter 2000   Worst quarter: down 16.76%, third
quarter 1998

Average annual total returns -- for periods ending 12/31/2001*

              Fund   Index 1 Index 2
1 year       -17.51% -11.89% -10.53%
Life of Fund    9.9%   9.71%  11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index

*Predecessor fund began operations on April 30, 1997

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Sector Fund Risk: The Fund's investments are concentrated in a single sector of the stock market and the Fund's performance could be significantly affected by developments in that particular sector. Because of this concentration, the Fund's performance could be worse than the overall market by a wide margin or for extended periods. Also, the Fund's performance could be more volatile relative to funds that invest broadly across different sectors of the stock market.

Financial Industries and Related Securities Risk: Financial industries and related equity securities may be affected by changes in the regulatory and competitive environment, by inter-industry consolidation, and by changes in interest rates and economic conditions. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. For example, when interest rates fall or economic conditions deteriorate, the stocks of banks and financials industries companies could suffer losses. Rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates. Losses resulting from financial difficulties of borrowers, and downgrades of their creditworthiness, can also negatively affect lending institutions.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investments in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. In future years, the Fund's turnover rate may be higher than 100%.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly industrialized countries.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity markets.
--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

              Distribution          Total Annual
   Investment     and                   Fund                       Net Fund
   Management   Service     Other    Operating        Expense      Operating
      Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements(2) Expenses
      ---     -----------  --------   --------   ----------------- --------
     0.80%        N/A       0.10%      0.90%           0.0%          0.90%

(1) Percentages shown for the Fund are estimates because the Fund was not in operation in 2002.
(2) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                                 Year 1 Year 3
                                  $90    $290

Your Account

Investments in shares of the funds

The fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. The fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems the fund's shares based on:

.. instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract), and

.. the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

.. refuse a buy order if the adviser believes it would disrupt management

.. suspend the fund's offer of shares, or

.. suspend the fund's redemption obligation or postpone the fund's payment of redemption proceeds for more than seven days.

Share price

The fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

The fund calculates its NAV:

.. by dividing its net assets by the number of its outstanding shares,

.. once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

The fund may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Consequently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The fund values securities based on:

.. market quotations,

.. amortized cost,

.. valuations of independent pricing services, or

.. fair value determined in accordance with procedures approved by the Trust's trustees.

The fund may value securities at fair value where, for example:

.. market quotations are not readily available, or

.. the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

Fund Expenses

The Financial Industries Fund was not in operation in 2002. The Financial Industries Fund pays fees to the adviser equal to 0.80% of all net assets of that fund.

The adviser pays subadvisory fees out of its own assets. The fund does not pay a fee to its subadviser. The adviser has agreed to limit the fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than 0.10 percent of the fund's average daily net assets. Dividends and Taxes

Dividends

The fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

The fund declares and pays dividends monthly.

The fund generally declares capital gains distributions annually.

Taxes

The fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

.. avoid federal income tax and excise tax, and

.. assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.
Financial Highlights

This table details the historical performance of the Fund's predecessor, the V.A. Financial Industries Fund, including total return information showing how much an investment in the predecessor fund has increased or decreased each year. The "total investment return" shown for the predecessor fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the applicable variable contract prospectus. On April 30, 2003, the Fund will acquire all of the assets of the V.A. Financial Industries Fund pursuant to an agreement and plan of reorganization in exchange for shares of the Fund. The information shown below has been audited by Ernst & Young LLP, independent auditors. Their report and the predecessor fund's annual statements are included in the predecessor fund's Annual Report, which is available upon request.

Period ended:                                                  12-31-97/(1)/    12-31-98     12-31-99 12-31-00 12-31-01    12-31-02
Per share operating performance
Net asset vale beginning of period                                $10.00         $13.44       $14.45   $14.46   $18.34       $14.56
Net Investment income/(2)/                                          0.11           0.18         0.11     0.06     0.11         0.12
Net realized and unrealized gain (loss) on investment               3.39           0.97         0.06     3.87    (3.33)       (2.95)
Total from investment operations                                    3.50           1.15         0.17     3.93    (3.22)       (2.83)
Less distributions
   From net investment income                                      (0.05)         (0.14)       (0.10)   (0.05)   (0.09)       (0.13)
From net realized gain                                             (0.01)           -- /(3)/   (0.05)      --    (0.47)          --
   Tax return of capital                                              --             --        (0.01)      --       --           --
Total distributions                                                (0.06)         (0.14)       (0.16)   (0.05)   (0.56)       (0.13)
Net asset value end of period                                     $13.44         $14.45       $14.46   $18.34   $14.56       $11.60
Total investment return/(4)/(%)                                    35.05/(5,6)/    8.55         1.23    27.16   (17.51)      (19.46)
Ratios and supplement data
Net assets end of period (in millions)                               $18            $55          $49      $71      $89          $57
Ratio of expenses to average net assets(%)                          1.05/(7)/      0.92         0.90     0.90     0.89         0.90
Ratio of adjusted expenses to average net assets/(8)/(%)            1.39/(7)/        --           --       --       --           --
Ratio of net investment income (loss) to average net assets(%)      1.32/(7)/      1.25         0.77     0.36     0.71         0.87
Portfolio turnover rate(%)                                            11             38           72       41       97/(9)/       2

                           (1) Began operations on
                               4-30-97.
                           (2) Based on the average
                               of the shares
                               outstanding at the
                               end of each month.
                           (3) Less than $0.01 per
                               share.
                           (4) Assumes dividend
                               reinvestment.
                           (5) Not annualized
                           (6) Total return would
                               have been lower had
                               certain expenses not
                               been reduced during
                               the period shown.
                           (7) Annualized.
                           (8) Does not take into
                               consideration expense
                               reductions during the
                               period shown.
                           (9) Excludes merger
                               activity.

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

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire various service providers to carry out the Trust's operations.

                                  [FLOW CHART]

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                                                                             9

For more information



This prospectus should be used only with a variable contract prospectus.

John Hancock Variable
Series Trust I
John Hancock Place
Boston, Massachusetts 02117
The following document is available that offer further information on John Hancock Variable Series Trust I and the fund:

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (i.e., is legally a part of) this prospectus.
To request a free copy of the current SAI, or to make shareholder inquiries, please contact:

By mail:

John Hancock Variable Series Trust I
John Hancock Place
Boston, MA 02117

By phone:  1-800-732-5543

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in Washington, DC

By phone:  1-202-942-8090

By mail: Office of Public Reference Securities and Exchange Commission 450 5th Street, N.W., Room 1300
Washington, DC 20549-0102
(duplicating fee required)

By e-mail:  publicinfo@SEC.gov

On the Internet:  www.sec.gov

SEC File Number:  811-4490


VSTPRO-FININD

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 17, 2003

     This Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of the Financial Institutions Fund of the John Hancock Variable Series Trust I (the "Trust"), dated March 17, 2003. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to the Financial Institutions Fund of the Trust.

                                TABLE OF CONTENTS

                                                                   Page in this
                                                                   Statement of
                                                                    Additional
                                                                    Information
                                                                    -----------
A.  What Is the Trust?                                                    4

B.  The Trust's Business History                                          4

C.  The Fund's Investment Activities and Their Risks                      5
          1.  Investing in Money Market Instruments                       5
          2.  Investing in Other Fixed Income Obligations                 5
          3.  Investing in Equity Securities                              7
          4.  Investing in Real Estate Securities                         9
          5.  Investing in Foreign Securities                             9
          6.  Techniques and Instruments for
                  Managing Currency Exposure                             11
          7.  Reallocating a Fund's Assets Among Asset Classes           13
          8.  Adopting a Temporary Defensive Strategy                    13
          9.  Investing With an Index-Based Objective                    13
         10.  Investing on a Non-Diversified Basis                       14
         11.  Using Options                                              15
         12.  Using Options on Securities
                  (and related asset segregation requirements)           17
         13.  Using Financial Futures Contracts, Options on
                  Such Contracts and Options on Stock Indexes            17
         14.  "Swaps, "Caps," "Floors" and "Collars"                     22
         15.  Investing In Other Investment Companies                    24
         16.  "When Issued" Securities and Forward Commitments           25
         17.  Short-Term Trading                                         25
         18.  Entering Into Repurchase Agreements                        25
         19.  Participating in Joint Trading Accounts                    26
         20.  Lending of Fund Securities                                 26
         21.  Reverse Repurchase Agreements and
                  Mortgages "Dollar Rolls"                               26
         22.  Investing in Rule 144A and Illiquid Securities             27
         23.  Investing in Preferred Stock, Convertible
                  Securities and Warrants                                27
         24.  Investing in Initial Public Offerings ("IPOs")             27

D.  The Fund's Fundamental Investment Restrictions                       28

E.  Board of Trustees and Officers of the Trust                          29

F.  Investment Advisory Arrangements                                     33
          1.  The Trust's Investment Advisory Arrangements With
                  John Hancock                                           33
          2.  The Trust's Arrangements With the Subadviser               33

                                                                   Page in this
                                                                   Statement of
                                                                    Additional
                                                                    Information
                                                                    -----------
G.  Arrangements With Other Service Providers To The Trust               34
         1.  Underwriting and Indemnity Agreement                        34
         2.  Custody of the Trust's Assets                               34
         3.  Subadministration Agreement With State Street Bank          35
         4.  Independent Auditors                                        36

H.  Portfolio Transactions and Brokerage Allocation                      36

I.  Codes of Ethics                                                      39

J.  Features of the Trust's Shares                                       40

K.  Shareholder Meetings and Voting Rights                               41

L.  Sales and Redemptions of Fund Shares                                 41

M.  Computing the Funds' Net Asset Value                                 42

N.  Taxes                                                                43

O.  Information About Fund Performance                                   44

P.  Legal Matters                                                        44

Q.  Reports to Contractholders                                           44

Appendix A - Corporate Bond Ratings                                      45

A.  WHAT IS THE TRUST?

         John Hancock Variable Series Trust I (the "Trust"), and each of the Funds of the Trust, is an open-end management investment company.

         Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Accounts I and JF to support variable annuity contracts issued by JHVLICO; and John Hancock Variable Life Account UV to support variable life insurance policies issued by John Hancock. It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO and John Hancock and to separate investment accounts of other insurance companies (which may or may not be affiliated with John Hancock). Each of these separate investment accounts is hereinafter referred to as a "Separate Account."

         Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock and JHVLICO) may be deemed to control the Trust. John Hancock and JHVLICO, in turn, are both directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company. The Trust issues a separate series of shares of beneficial interest for the Fund. Each share issued with respect to the Fund has a pro rata interest in the net assets of the Fund. The assets of the Fund are charged with the liabilities of the Fund and a proportionate share of the general liabilities of the Trust.

B.  THE TRUST'S BUSINESS HISTORY

         The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

         On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

C.  THE FUND'S INVESTMENT ACTIVITIES AND THEIR RISKS

         The Fund's different investment activities will affect both its investment returns and the degree of risk to which it is subject. Sections 1.-24. below describe many (but not all) of these investment activities and risks. In the following discussion, references to "Sector" Funds refers to the Fund.

1.       Investing in Money Market Instruments

         The Fund may invest in "money market" instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss, but do have some credit and interest rate risk. The principal risk, however, is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.       Investing in Other Fixed Income Obligations

         a. Overview: The Fund may have a modest exposure in non-money market fixed income (i.e., "debt") securities from time to time.

         Various types of risk associated with these securities are discussed in the balance of this Section 2.

         b. Interest rate risk: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

         c. Credit risk: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in debt securities, including money market securities, may have some exposure to credit risk.

         Even some U.S. Government obligations have a degree of credit risk. "U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. All fixed income funds invest in U.S. Government obligations. All of the other Funds may also invest in U.S. Government obligations to some extent.

         Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

         d. Risk of lower-quality instruments: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in interest rates or changes in market perceptions regarding their credit risk.

         Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

         Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

         High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

         Judgment plays a greater role in valuing high yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

         Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In fact, in 2001, the percentage of high yield securities that defaulted reached the highest level in ten years. In some cases, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors.

         Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

         The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

         e. Prepayment/Call risk: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed securities, asset backed securities, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities typically have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

         f. Risks of "zero coupon" instruments: The Fund may, to a modest degree, have exposure to debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments.

3.       Investing in Equity Securities

         a. Overview: The Fund may invest in equity securities and is expected to make such securities its primary investment.

         General risks of investing in equity securities are discussed in the balance of this Section 3.

         b. Equity risk: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risk associated with equity securities also tend to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

         c. Market capitalization risk: One indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

         Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies generally involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of relatively inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

         The Fund has broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Fund, but is generally expected to represent companies that qualify as small cap and mid cap issuers. The Fund also may invest in the equity securities of companies that qualify as large cap issuers.

         Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

    .    Large cap:  Companies having a capitalization greater than $5 billion
    .    Mid cap:  Companies having a capitalization between $1 billion and
         $5 billion
    .    Small cap:  Companies having a capitalization less than $1 billion

4.       Investing in Real Estate Securities

         The Fund may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate or interests in real estate.

         b. Risks of real estate securities: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.       Investing in Foreign Securities

         a. Overview: Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

         Investments in debt securities issued by foreign issuers may be made in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

         To a limited extent, the Fund may invest in foreign securities, including foreign-denominated securities.

         Funds investing in equity securities may also invest in ADRs and other U.S. dollar denominated foreign securities. Funds investing in debt securities may also invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

         The Fund may invest to a lesser extent in developing countries commonly known as "emerging markets." Emerging markets securities may be denominated in U.S. dollars or any other currency.

         Risks of investing in foreign securities are discussed in the paragraphs that follow:

         b. Currency risks: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

         In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

         More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

         The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Section 6. below.

         Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

         c. Political and economic risk: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

         d. Regulatory risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

         e. Market risk: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     f. Transaction costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly likely for investments in emerging markets, or other underdeveloped or developing countries.

6.   Techniques and Instruments for Managing Currency Exposure

     a. General considerations and risks: The Fund is not obligated to try to hedge against any change in the value of any currency. Even if the Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible. In general, however, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. The foreign currency management techniques and instruments discussed below do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Fund may use certain types of these instruments in currency management strategies that expose that Fund to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose the Fund to greater risks of loss and greater volatility than it otherwise would experience. Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Fund of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     The Fund may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

     b. Techniques for managing currency exposure: The Fund may employ one or more of the following techniques for managing currency exposure:

           (i) Transaction hedging: When the Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

          The Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, the Fund may use one or more of the instruments described in Section 6.c. below for transaction hedging.

          (ii) Portfolio hedging: The Fund may also use one or more of the instruments described below to reduce its exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." The Fund generally will not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by the Fund which are denominated in, exposed to or traded primarily in that particular foreign currency but may do so for purposes if transactions involving "proxy" currency or "cross hedging."

          (iii) "Proxy" currency: For purposes of transaction hedging or portfolio hedging, the Funds may use instruments on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

          (iv) Cross hedging: The Fund may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, a Fund may use an instrument that, in effect, simultaneously establishes for the Fund (1) a "short" position in an amount of foreign currency approximating the value of some or all of that Fund's securities denominated in, traded in, or exposed to such foreign currency and (2) a corresponding "long" position in U.S. dollars or another currency. The "long" position might be a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. This is called "cross hedging."

          (v) Other: To otherwise adjust the currency exposure of their portfolios, the Fund may also enter into contracts that, in effect, simultaneously establish for the Fund (1) a "short" position in an amount of U.S. dollars, or other appropriate currency, and (2) a corresponding "long" position in an amount of foreign currency equal to the value of some of the Fund's securities.

     c. Instruments for managing currency exposure: In furtherance of the above-described techniques for managing currency exposure, the Funds may use one or more of the following instruments:

          (i) Forward exchange contracts (and related asset segregation requirements): In a forward exchange contract, a Fund purchases or sells a specific amount of foreign currency, at a price and time (which may be any fixed number of days in the future) set in the contract. A Fund's obligation to deliver an amount of a currency under a forward contract must at all times be "covered" by the Fund's (a) owning at least that amount of investments denominated or primarily traded in such currency that are not segregated to support any other Fund obligation or (b) having a contractual right to acquire that amount of such investments or such amount of currency at a price no greater than the amount the Fund will receive on settlement of the forward contract; or, alternatively, the Fund's sub-adviser must (c) cause the Fund's custodian to segregate cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit for that forward contract, at all times at least equals the amount of the Fund's obligation under that contract; provided that, as to any forward contract on any currency that settles on a "net" basis, a Fund may, for purposes of clause (c), consider its "obligation" to be the net amount it owes under that contract that is not covered as provided in clauses (a) and (b) of this sentence.

          (ii) Options on currencies (and related asset segregation requirements): The Fund may purchase and write put and call options on foreign currencies. This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets. The characteristics and risks of these currency option transactions are similar to those discussed in Sections 11. and 12. below with respect to put and call options on securities.

          The Fund's obligation to deliver an amount of currency upon exercise of a call option written by the Fund must at all times be "covered" by the Fund's (a) owning at least that amount of investments denominated or primarily traded in such currency that are not segregated to support any other Fund obligation or (b) having a contractual right to acquire such investments or such amount of currency at a price no greater than the amount the Fund will receive upon exercise of the option; or, alternatively, the Fund's sub-adviser must cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to that option, at all times at least equals the value of the currency that the Fund is obligated to deliver under the option and that is not covered as provided in clause
     (a) or (b) of this sentence.

          In connection with any currency put option written by the Fund, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other obligation of the Fund and that, together with any margin the Fund has on deposit with respect to such option, at all times at least equals the amount the Fund is obligated to pay upon exercise of the option.

          (iii) Currency futures contracts (and options thereon): The Fund may use currency futures contracts and options thereon to manage currency exposure. The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 11, 12, and 13. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 13.c.(ix) below.

          (iv) Other derivative instruments: The Fund may use certain "swaps," "caps," "floors," and "collars" to manage currency exposure. The characteristics and risks of such "derivative" transactions, as discussed in Section 14 below, are generally also applicable when such instruments are used for currency management purposes.

7.     Reallocating a Fund's Assets Among Asset Classes

       The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value.

       The Fund generally allows the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the balanced funds.

8.     Adopting a Temporary Defensive Strategy

       The Fund may (but is not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies and normal level of assets, cash and cash equivalents. For most "actively managed" funds, (i.e., Funds that do not invest with an index-based objective), this level is 10% or less, except in abnormal market conditions, when the level can be higher.

       The Funds are limited only by fundamental investment restrictions as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond fund might shorten maturities or tighten its investment quality parameters. An international fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

       There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

9.     Investing With an Index-Based Objective

       The S&P 500 Index: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

10.  Investing on a Non-Diversified Basis

     The Fund is a "non-diversified Fund." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

11.  Using Options

     a. Overview: The Fund may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 11. discusses certain characteristics and risks that are generally common to all of these types of options. The Fund's use of specific types is further discussed in Section 6. above and 12. below, including characteristics and risks peculiar to those types of options.

     b. Purchasing "call" options: If the Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     The Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, the Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (i.e., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, the Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     c. Selling or "writing" call options: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, the Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's purchase price by an amount greater than any commissions payable by the Fund on the purchase and sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     d. Writing call options on a "covered" basis. One way for the Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered."

     Call options written by Fund can also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under call options on the same subject owned by the Fund.

     e. Purchasing and selling (writing) "put" options: A "put" option is the same as a call option, except that the Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if the Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). If the Fund actually owns at least the amount of whatever assets are the subject of the option, the option is sometimes referred to as a "protective" put option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     On the other hand, if a Fund sells (writes) a put option, the Fund could experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns

     f. Accounting for options: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

     g. Liquidity risk: The Fund intends to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason the Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

     h. Using options traded over-the-counter or on foreign exchanges: The Fund may use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner and to the same extent that they would be permitted to use such options that were traded on domestic exchanges. The Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. The Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

12.  Using Options on Securities (and related asset segregation requirements)

     The Fund may purchase or write (sell) put and call options on securities of a type that the Fund could invest in directly.

     If the Fund writes a call option, it will at all times while that option is outstanding, own an amount of securities subject to the option that are not segregated to support any other obligation of the Fund and/or a call option on the same securities at an exercise price that is not higher than that of the call option written by the Fund; or, alternatively, the Fund's subadviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the option it has written, at all times at least equals the value of the securities subject to the option that are not "covered" by the means set out in the first clause of this sentence.

     The Fund's obligation to make a payment upon the exercise of a put option on securities written by the Fund will at all times be fully covered by the Fund's owning a put option on the same securities at an exercise price that is no less than the amount the Fund must pay upon exercise of the put it has written; or, alternatively, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the put option it has written, at all times at least equals the amount of the Fund's obligation upon exercise of the put option that is not covered as provided in the first clause of this sentence.

13. Using Financial Futures Contracts, Options on Such Contracts and Options on Stock Indexes

     a. Overview: The Fund may, in varying degrees, use financial futures contracts, options on such futures and options on stock indexes. This Section 13 discusses certain characteristics and risks that generally pertain to these instruments, as well as the Fund's specific uses of these instruments and specific risks related to those uses.

     b. General characteristics and risks: The general characteristics and risks of financial futures, options on such contracts and options on stock indexes are discussed in the following subsections.

          (i) Financial futures contracts: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

          An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

          Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

          A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

          (ii) Options on financial futures contracts: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the purchase side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

          More specifically, an option written by the Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by the Fund) or decreases (in the case of a put option written by the
     Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

          (iii) Stock index options: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

          Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

          (iv) Margin requirements for futures and options: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that the Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

          Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

          (v) Certain risks: Financial futures, options thereon, and stock index options, if used by the Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

          The Fund generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, the Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, the Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

          Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

          (vi) Asset segregation requirement for certain futures and options positions: A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities that are not segregated to support any other obligations of the Fund and that at all times at least equals (a) the sum of the purchase prices of all of the Fund's open futures purchase positions, plus (b) the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus (c) the exercise price of all outstanding put options on futures contracts written by the Fund, minus (d) the amount of margin deposits with respect to all of such contracts.

     (c) Specific uses of financial futures, options thereon, and stock index options: The Fund may use exchange-traded financial futures contracts, options thereon, and exchange-traded put or call options on stock indexes, for the purposes discussed below. It should be emphasized that the Fund is not required to use any of these strategies, and doing so is not a principal investment strategy of any of their investment portfolios. Therefore, it should not be assumed that the Fund will ever necessarily use any of these strategies to a significant extent.

          (i) Hedging with financial futures contracts against market changes, and risks thereon: The Fund may use financial futures contracts, and options thereon, as a hedge to protect against possible changes in interest rates and security prices.

          Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type it owns, the Fund may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities it holds, the Fund may enter into interest rate futures sale contracts.

          (ii) Establishing market exposure and managing cash flow with financial futures contracts and options thereon: A Fund may purchase and sell stock index and interest rate futures, and options thereon, to maintain market exposure and manage cash flows. Purchasing futures contracts, and options thereon, could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities, although there is no assurance that this goal can be achieved.

          (iii) Managing foreign currency exposure with foreign currency futures contracts: A Fund may use foreign currency futures contracts, and options thereon, to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in Section 6. above.

          (iv) Risks of hedging type strategies: If, after the Fund establishes a hedge position, the value of the securities or currency being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

          The success of the Fund in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

          The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by the Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by the Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

          (v) Writing "covered" index options (and related asset segregation requirements): The Fund may write put and call options on indexes composed of securities in which the Fund may invest. The Fund's obligation to make a payment upon the exercise of a put or call option on an index written by the Fund will at all times be fully covered by (a) in the case of a put option, the Fund's owning a put option on the same index at an exercise price not lower than that of the option written by the Fund, or (b) in the case of a call option, the Fund's owning a call option on the same index at an exercise price not higher than that of the option written by the Fund; or, alternatively, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash of other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the option it has written, at all times at least equals the amount of the Fund's obligation upon exercise of the option it has written that is not covered as provided in clause (a) or (b) of this sentence.

          (vi) Purchasing index options. The Fund may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases. Option purchases of this type, however, would have to be consistent with the Fund's investment objective. Also, the Fund is subject to the limitation on certain futures and options transactions described in Section 13.c.(ix).

          (vii) Using futures contracts and options on futures contracts: A Fund may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

          There is no specific overall limit on the amount of the assets the Fund may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions.

     Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of assets on deposit as margin to secure options on futures contracts that are not used for bona fide hedging purposes plus the amount of premiums paid by a Fund for such options is (pursuant to the limitations set forth below) limited to 5% of the Fund's net assets.

          (viii) Risks of potentially more aggressive options and futures strategies: To the extent that a Fund exercises its broad authority to enter into options and futures transactions for purposes that are not solely for hedging-type purposes or that otherwise may be for more speculative purposes, it may incur greater risks than another Fund that limits its strategy to hedging-type transactions.

          (ix) Limitations on the Fund's exposure to certain futures and option transactions: The Fund may not purchase, sell or write futures contracts or options thereon other than for "bona fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

          Nor will the Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

14.  "Swaps," "Caps," "Floors," and "Collars"

     a. Overview: The nature and risks of these types of transactions are discussed in the paragraphs that follow.

     b. Interest rate swaps: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

     Provided the contract so permits, the Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     c. Interest rate caps, floors and collars: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

     d. Currency, index and equity swaps, caps, floors and collars: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

     e. Certain risks: The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

     Swaps, caps, floors and collars tend to be more volatile than many other types of investments.

Nevertheless, the Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, the Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will the Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, the Fund may use these derivative instruments only in ways that are consistent with its investment objective.

     The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund might be less favorable than if these techniques had not been used.

     These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. The Fund will not enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

     There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

     f. Segregation requirements for these derivatives: The Fund's sub-adviser will cause the Fund's custodian to segregate cash or liquid assets of the Fund that are not then segregated to cover any other obligation of the Fund and that, together with any margin the Fund has deposited in connection with its outstanding swaps, caps, floors, and collars, at all times at least equals the amount of the Fund's obligations under these instruments. If a swap is on a net basis, the Fund's obligation for this purpose is deemed to be the net amount, if any, that the Fund owes on the swap. In all other cases, the full amount of the Fund's accrued obligation will be segregated.

15.      Investing in Other Investment Companies

         a. Overview: The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

         b. Investing in passive foreign investment companies: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only) way for a Fund to invest in certain markets. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

         c. Investing in exchange traded funds: The Fund may invest in certain forms of Exchange Traded Funds ("ETFs"), provided such investment is consistent with the Fund's investment objectives. ETFs are registered open-end investment companies whose shares can be bought and sold on various exchanges in the same way as stocks. ETFs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. There are various forms of ETFs, but the ones that are most commonly used at the current time are iShares (formerly called World Equity Benchmark Shares or "WEBS") and SPDRs (Standard and Poor's Depository Receipts).

                  (i) Investing in iShares: iShares(SM) are shares of an open-end investment company that invests substantially all of its assets in securities included in various indices. iShares(SM) are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to the NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares(SM) as part of its investment strategy.

                  (ii) Investing in SPDRs: SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange.

16.      "When Issued" Securities and Forward Commitments

         a. Overview: The Fund may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

         In addition, the Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

         b. Asset segregation requirement for these transactions. The Fund's sub-adviser will cause the Fund's custodian to segregate cash or other liquid assets of the Fund that are not then segregated to cover any other obligation to the Fund and that, together with any margin the Fund has deposited in connection with when-issued securities and forward commitments, at all times at least equals the aggregate amount of the Fund's when-issued and forward commitments.

17.      Short-Term Trading

         The Fund can use short-term trading of securities as a means of managing its portfolios to achieve its investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for the Fund that would not be incurred if the Fund did not engage in that practice.

18.      Entering Into Repurchase Agreements

         The Fund may enter into repurchase agreements.

         A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System, with "primary dealers" in U.S. Government securities or with other dealers and banks who meet a subadviser's credit standards

         The Fund will not invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% of the Fund's net assets.

         The Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian, co-custodian, or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

19.      Participating in Joint Trading Accounts

         John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section
18. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and the Fund may regularly participate in it.

20.      Lending of Fund Securities

         In order to generate additional income, the Fund may lend securities from its portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

         Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. The Fund will not lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

21.      Reverse Repurchase Agreements and Mortgage "Dollar Rolls"

         a. Overview: The Fund may enter into reverse repurchase agreements to facilitate portfolio liquidity, or in arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

         The Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

         The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve financial leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are generally associated with financial leverage.

         b. Asset segregation requirements for reverse repurchase agreements and mortgage dollar rolls: The Fund's sub-adviser will cause the Fund's custodian to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that at all times at least equals the amount of the Fund's obligations under outstanding mortgage dollar rolls and reverse repurchase agreements.

22.      Investing in Rule 144A and Illiquid Securities

         The Fund may purchase unregistered securities that are eligible for resale to the "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

         The Fund may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% of the Fund's net assets.

23.      Investing in Preferred Stock, Convertible Securities and Warrants

         Investments may be made in debt or preferred equity securities and those convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

24.      Investing in Initial Public Offerings ("IPOs")

         IPO investments may be more volatile than other types of investments and the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.

D. THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund's investment objectives and strategies may, in general, be changed without the approval of shareholders.

         In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of the Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for the Fund without the approval of a majority of the outstanding voting shares of the Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

         To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

         The Trust's current fundamental investment restrictions are as follows:

1. REAL ESTATE. No Fund will purchase or sell real estate. This restriction does not prevent (a) a Fund from acquiring real estate as a result of ownership of those securities or other instruments in which the Fund is permitted to invest;
(b) a Fund from investing in securities that are secured by real estate or interests therein; (c) a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein; or (d) the Real Estate Equity Fund from making any type of investment that it is otherwise permitted to make.

2. LOANS. No Fund will make loans, except that this restriction does not prevent a Fund from (a) making loans through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies; (b) lending portfolio securities; or (c) making loans to other Funds or investment companies managed or sponsored by an investment adviser to the Fund or by any company controlling, controlled by, or under common control with such investment adviser.

3. COMMODITIES. No Fund will purchase or sell physical commodities, except that a Fund may sell physical commodities acquired as a result of ownership of those securities or other instruments in which a Fund is permitted to invest.

4. UNDERWRITING. No Fund will engage in the underwriting of securities of other issuers. This restriction will not prevent a Fund from disposing of its portfolio securities regardless of its status as an underwriter under any federal or state securities laws.

5. BORROWING. No Fund will borrow money, except that this restriction will not prevent a Fund from borrowing (a) from banks for any purpose, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the Fund as required under Section 18(f)(1) of the Investment Company Act (subject to any amendments to, regulations under, or exemptions from Section 18(f)(1) of the Investment Company Act); (b) for temporary purposes only, provided that loans for temporary purposes do not exceed 5% of the value of the total assets of the Fund as of the time when each such loan is made; or (c) from another fund, or from a related entity of another fund, pursuant to any amendments to, regulations under, exemptions from or interpretations of the Investment Company Act./1/

--------------------

       /1/ All of the Funds also operate under a non-fundamental policy that, if borrowings by a Fund ever exceed 5% of its total assets, that Fund will make no new investments until it has paid down its borrowings to below 5%.

6. SENIOR SECURITIES. No Fund will issue senior securities, except as permitted under Section 18(f) of the Investment Company Act, any amendments thereto, any regulations thereunder, or any applicable exceptions therefrom.

7. INDUSTRY CONCENTRATION. No Fund will purchase the securities of issuers conducting their principal business activity in the same industry, if, immediately after such purchase, the Fund's investments in such industry would exceed 25% of the value of its total assets at the time of such investment. This restriction does not limit the Money Market Fund's investments in instruments issued by domestic banks (or by a foreign branch of a domestic bank, but only if the domestic bank is unconditionally liable in the event that the foreign branch fails to honor the instrument)."

E. BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

         The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Board has three standing committees, which are discussed below.

         The Governance Committee of the Board consists of the Trust's four independent Trustees: Ms. Cook, Ms. Kessler, Mr. Verdonck and Mr. McClellan. The Governance Committee assists the Board of Trustees by considering and making recommendations on such matters as the Board's structure, composition, manner of operations, and effectiveness; and the compensation and continuing education of independent Trustees. This committee also gives particular consideration to certain matters that involve actual or potential conflicts of interest between the Trust and its service providers. The terms of the Trust's advisory agreements are one important example of this. This committee met four times in 2001.

         The Nominating Committee of the Board also consists of the Trust's four independent Trustees. This committee is responsible for the selection and nomination of candidates to be independent Trustees. Although the Nominating Committee may receive input from John Hancock in this regard, the committee controls the selection and nominating process. The extent of this committee's activities in a given year will vary somewhat, depending on how many vacancies for the office of independent trustee need to be filled. The Nominating Committee did not meet during 2001.

         The Audit Committee of the Board consists of the following independent
Trustees: Ms. Cook, Mr. McClellan and Mr. Verdonck. The Audit Committee assists the Board in fulfilling its oversight responsibilities relating to the quality and objectivity of financial reporting, the effectiveness and efficiency of operations (including internal controls), and compliance with applicable laws and regulations. Among other things, the Audit Committee seeks to maintain good communication among the Trustees, the Trust's independent auditors and the Trust's management. Each year, the committee evaluates and makes a recommendation to the Board of Trustees as to the independent auditors to be retained by the Trust to audit the Trust's financial statements. The committee also reviews with such auditors the scope of the audit to be performed and the results of such audit. The Audit Committee met three times during 2001.

         Each of the above-described committees has authority to retain, at the Trust's expense, legal counsel and such other experts as the committee deems advisable to help discharge its functions.

The following table provides information about the members of the Board of Trustees and the officers of the Trust:

 Name, Address and Age    Position with     Term of             Principal Occupation          Number of        Other
 ---------------------       Trust           Office              During Past 5 years             the       Directorships
                             -----           ------              -------------------           Trust's        Held by
                                                                                                Funds         Trustees
                                                                                              Overseen        --------
                                                                                                 by
                                                                                              Trustees
                                                                                              --------
Interested Trustees*:

Michele G. Van Leer       Chairman and     Indefinite           Senior Vice President,           27              None
(age 44)                  Trustee          (Commenced           Product Management, John
John Hancock Place                         September 1998)      Hancock Life Insurance
Boston, Massachusetts                                           Company; President and
02117                                                           Director John Hancock
                                                                Variable Life Insurance
                                                                Company

Kathleen F. Driscoll      Vice Chairman,   Indefinite           Vice President, Signator         27              None
(age 45)                  President and    (Commenced June,     Brokerage, John Hancock
John Hancock Place        Trustee          2001)                Life Insurance Company,
Boston, Massachusetts                                           Vice President, Corporate
02117                                                           Communications, John
                                                                Hancock Life Insurance
                                                                Company

Independent Trustees:

Elizabeth G. Cook
(age 64)                  Trustee          Indefinite           Expressive Arts Therapist,       27              None
c/o John Hancock                           (Commenced April     Dana Farber Cancer
Variable Series Trust                      1993)                Institute; President, The
I, John Hancock Place,                                          Advertising Club of
Boston, Massachusetts                                           Greater Boston
02117

Diane C. Kessler          Trustee          Indefinite           Executive Director,              27              None
(age 55)                                   (Commenced April     Massachusetts Council of
c/o John Hancock                           1999)                Churches
Variable Series Trust
I, John Hancock Place,
Boston, Massachusetts
02117

------------

* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

Robert F. Verdonck        Trustee          Indefinite           President and Chief              27              None
(age 56)                                   (Commenced           Executive Officer, East
c/o John Hancock                           April 1999)          Boston Savings Bank
Variable Series
Trust I, John
Hancock Place,
Boston,
Massachusetts
02117

Hassell H.                Trustee          Indefinite           Professor and Graduate           27              None
McClellan (age 56)                         (Commenced           Dean, The Graduate
c/o John Hancock                           February, 2001)      School of the Wallace G.
Variable Series                                                 Carroll School of
Trust I, John                                                   Management, Boston
Hancock Place,                                                  College
Boston,
Massachusetts
02117

Other Officers

Jude A. Curtis (age       Compliance       Indefinite           Second Vice President            N/A             N/A
43)                       Officer          (Commenced           and Chief Investment
John Hancock Place                         June, 2000)          Compliance Officer, John
Boston,                                                         Hancock Life Insurance
Massachusetts                                                   Company; formerly
02117                                                           Second Vice President
                                                                and Counsel, Office of
                                                                Business Conduct; John
                                                                Hancock Life Insurance
                                                                Company; formerly a
                                                                Partner at Hale and Dorr
                                                                LLP (law firm)

Maryellen Carney          Asst.            Indefinite           Compliance Specialist,           N/A             N/A
(age 36)                  Compliance       (Commenced           John Hancock Life
John Hancock Place        Officer          June, 1999)          Insurance Company;
Boston,                                                         formerly Investment
Massachusetts                                                   Company and Investment
02117                                                           Adviser Examiner, U.S.
                                                                Securities & Exchange
                                                                Commission, Fort Worth
                                                                Office and Boston Office

Raymond F. Skiba          Treasurer        Indefinite           Director of Fund                 N/A             N/A
(age 56)                                   (Commenced           Operations, John Hancock
John Hancock Place                         February, 1986)      Life Insurance Company
Boston,
Massachusetts
02117

Karen Q. Visconti         Secretary        Indefinite           Senior Marketing                 N/A             N/A
(age 48)                                   (Commenced August,   Consultant, Life Product
John Hancock Place                         August, 1999)        Management, John
Boston,                                                         Hancock Life Insurance
Massachusetts                                                   Company
02117

Arnold R. Bergman         Assistant        Indefinite           Senior Counsel, Law              N/A             N/A
(age 51) John             Secretary        (Commenced           Department, John
Hancock Place,                             December, 1999)      Hancock Life Insurance
Boston,                                                         company; formerly Vice
Massachusetts                                                   President, General
02117                                                           Counsel and Secretary,
                                                                First Variable Life
                                                                Insurance Company

         Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

         The names and range of each Trustee's interest in any Fund as of December 31, 2001 are set forth in the table below

   Name of Trustee                    Dollar Range of Interest in       Dollar Range of Interest in
                                               Any Fund                          All Funds
   Interested Trustees:
   Michele G. Van Leer                            0                                 0
   Kathleen F. Driscoll                    $10,000-$50,000                   $10,000-$50,000

   Independent Trustees:
   Elizabeth G. Cook                      $50,000-$100,000                  $50,000-$100,000
   Diane C. Kessler                        $10,000-$50,000                   $10,000-$50,000
   Robert F. Verdonck                      $1,000-$10,000                    $1,000-$10,000
   Hassell H. McClellan                           0                                 0

         Compensation paid by the Trust to its current disinterested Trustees during 2001 was as follows:

                           Ms. Cook                  $61,000
                           Ms. Kessler               $53,000
                           Mr. Verdonck              $59,000
                           Mr. McClellan             $57,000

         The Trust paid no compensation to any other officer or Trustee. The Trustees' fees are allocated among the Trust's Funds in proportion to their relative net assets. The average aggregate net assets for all of the Funds totaled approximately $10.3 billion for the year 2001.

F.  INVESTMENT ADVISORY ARRANGEMENTS

1.  The Trust's Investment Advisory Arrangements With John Hancock

         John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Funds pursuant to several investment advisory agreements. The Trust is party to each of these investment advisory agreements with John Hancock.

         The Trust currently pays John Hancock investment advisory fees for management of the Fund at the following rate:

                                      John Hancock's Investment Advisory Fee
                                      as an Annual Percentage of Each Portion
Fund                                   of the Fund's Average Daily Net Assets
----                                   --------------------------------------
Financial Industries                                   .80%

         Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

         All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

2.  The Trust's Arrangements With the Subadviser

         Set forth below are the names to the Fund's subadvisers and certain persons who may control them.

 Subadviser      Subadviser's                              General Nature
and the Funds     Controlling       Basis of                    of
 It Manages         Person          Control          Control Person's Business
 ----------         ------         -----------        -------------------------
John Hancock     John Hancock     Indirectly owns    Financial services holding
Advisers, LLC    Financial        100% of voting     company
                 Services Inc.    stock

                 John             Indirectly owns    Life insurance and other
                 Hancock          100% of voting     financial services provided
                 Life Insurance   stock              directly or through
                 Company                             subsidiaries

Set forth below are the sub-advisory fees that John Hancock will pay the subadviser for the Fund. The below fees are paid by John Hancock and not by the Fund.

                                 Subadvisory Fees Payable by John Hancock,
     Fund                as a Percentage of Each Fund's Average Daily Net Assets
     ----                -------------------------------------------------------
Financial Industries      .70% of first $50 million; .60% of next $50 million;
                          .50% of next $100 million; and
                          .40% of all assets above $200 million

        Under the investment advisory agreement, for any fiscal year in which the normal operating costs and expenses of the Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% of that Fund's average daily net assets, John Hancock will reimburse the Fund in an amount equal to such excess.

G.  ARRANGEMENTS WITH OTHER SERVICE PROVIDERS TO THE TRUST

1.  Underwriting and Indemnity Agreement

         Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

2.  Custody of the Trust's Assets

         State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book-entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment of an annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; miscellaneous transaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charges; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

         Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships. In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

         In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

         If on any day the Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

3.  Subadministration Agreement With State Street Bank

         Pursuant to a Subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements. The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro-rata total net asset value of that Fund. The minimum monthly Fund fee is $1,333.

4.  Independent Auditors

         Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

H.  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

         The Fund will pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up.")

How Brokers and Dealers are Selected

         Orders for the purchase and sale of Fund portfolio investments are placed by the subadvisers to the Fund. The subadviser uses its best efforts to obtain best available price (including brokerage commissions and other transaction costs) and most favorable execution for all transactions. The subadvisers select brokers and dealers to execute Fund portfolio transactions primarily on the basis of their execution capability and trading expertise. Consideration is also given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the confidentiality of trades, the reliability, integrity, financial condition, and operational capabilities of competing brokers or dealers, and the brokerage and research services which they provide. Applicability of specific criteria will vary depending on the nature of the transaction, the market in which it is effected, and the extent to which it is possible to select from among multiple brokers or dealers capable of effecting the transaction.

It is not the policy of the subadviser to seek the lowest available commission if, in its reasonable judgment, there is a material risk that the total cost or proceeds from the transaction might be less favorable than may be obtainable elsewhere.

Research and Statistical Services Furnished by Brokers and Dealers

         Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser makes an appropriate allocation of those uses and will permit brokers and dealers to provide only the portion of the systems to be used for research services. Costs which are allocable to non-research purposes will be paid directly by the subadviser.

         Research and statistical services furnished by brokers and dealers handling the Fund's transactions may be used by the subadvisers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the subadvisers in connection with the Fund.

Relationship Between Brokerage Commissions and Research and Statistical Services Furnished by Brokers and Dealers

         When the subadviser reasonably determines that more than one broker or dealer can offer the brokerage and execution services needed to obtain best available price and most favorable execution, consideration may be given to selecting the brokers or dealers who supply research and statistical services to the subadviser. In receiving these services, which are designed to augment the subadviser's own internal research capabilities, the subadvisers comply with
Section 28(e) of the Securities Exchange Act of 1934. This means that the sub-advisers' traders for the Fund, on the basis of their experience and judgement, evaluate the overall reasonableness of any broker's commissions in light of all of the brokerage and research services the broker provides. If the trader for a Fund concludes that the commission rate is reasonable, and the other requirements of Section 28(e) are met, the law protects the sub-adviser from any legal liability that might otherwise result from causing the Fund to pay the broker a commission in excess of what another broker would have charged.

The subadviser of the Fund will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. The sub-advisers do, however, have internal procedures that seek to direct certain amounts to broker-dealers that provide research and statistical services of a type covered by Section 28(e). These internal procedures do not mandate that any amount of business be directed to any broker-dealer, and in no event will a broker-dealer be used unless the sub-adviser believes that the broker-dealer also will provide the best available price and most favorable execution, as discussed above.
                                       37

         Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services.

Brokerage Transactions in Foreign Markets

         Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

Simultaneous Transactions with Other Accounts

         The subadviser also performs investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadviser to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts' respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by the subadviser at share prices which are approximately averaged.

      The subadviser's allocation policies recognize that no rigid formula will always lead to a fair and reasonable result, and that a degree of flexibility to adjust to specific circumstances is necessary. Therefore, under certain circumstances, allocation on a basis other than strictly pro rata or based on order size is permitted if it is believed that such allocation is fair and reasonable.

Use of Brokers Who are Affiliated With a Subadviser

         The Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

I. CODES OF ETHICS

     Employees of John Hancock Life Insurance Company, the Trust, and the sub-advisers to the Trust and officers and Trustees of the Trust are subject to restrictions on engaging in personal securities transactions. These restrictions are set forth in the John Hancock Insider Information Policy and Procedures, the Variable Series Trust Code of Ethics, and the Codes of Ethics of the sub-advisers to the various Funds of the Trust ("Sub-Advisers' Codes of Ethics"), (combined, "Codes"). The Codes, in accordance with rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of employees of the adviser and sub-advisers to the Funds and the interests of the Fund. These Codes do not prohibit personnel from investing in securities that may be purchased or held by the Funds within the Trust. However, the Codes, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by rule 17j-1, among other things, prohibit personal securities investments without pre-clearance for certain employees, impose time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and require the timely submission to compliance personnel of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. The Variable Series Trust Code of Ethics incorporates and applies its restrictions to officers and Trustees of the Trust who are affiliated with John Hancock Life Insurance Company. The Variable Series Trust Code of Ethics does not prohibit unaffiliated Trustees from investing in securities that may be held by the Trust; however, the Variable Series Trust Code of Ethics does regulate the personal securities transactions of unaffiliated Trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities about which they may receive information. The Trust's Trustees, in compliance with rule 17j-1, have approved the Variable Series Trust Codes of Ethics and the Sub-Advisers' Codes of Ethics and are required to approve any material changes to the Variable Series Trust Code of Ethics as well as to the Sub-Advisers' Codes of Ethics. The Trustees also provide continuing oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes. The Codes are on public file with, and are available from, the Securities and Exchange Commission.

J. FEATURES OF THE TRUST'S SHARES

     The shares of beneficial interest of the Trust currently are divided into 28 series, each corresponding to one of the Trust's 28 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

     If the holders of variable annuity contracts and variable life insurance policies show minimal interest in the Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

     The assets received by the Trust for the issuance or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

     Each issued and outstanding share in the Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     Dividends from net investment income of the Fund will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

     The shares of the Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

K. SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

     In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

     Notwithstanding the above, if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

     At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

L. SALES AND REDEMPTIONS OF FUND SHARES

"Seed Money" Shares

     Typically, when a new fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations.

     John Hancock anticipates that it will seed the Fund with an initial purchase of $500,000 of Fund shares on or about April 28, 2003.

     John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in the Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on the Fund.

     Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

Shares Sold and Redeemed In Connection With Transactions Under Variable Annuity Contracts and Variable Life Insurance Policies

     Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

     Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

M. COMPUTING THE FUND'S NET ASSET VALUE

     The Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETFs and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, the Fund will determine its net asset value per share as of the close of the Exchange on that day.

     The net asset value per share of the Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

     Short-term investments with a remaining maturity of 60 days or less are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     Securities and call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

     Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

     Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.

N.  TAXES

     The Trust intends that the Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     The Trust also intends that the Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

     Assuming the Fund qualifies as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if the Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

     Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for most holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

     For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

     If the Fund invests substantial amounts of its assets in foreign securities, it may be able to make an election to pass through to the insurance company issuing the variable annuity contract or a variable life insurance policy any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the insurance company. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.

O. INFORMATION ABOUT FUND PERFORMANCE

Charges Under Variable Life Insurance and Variable Annuity Policies

     Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Fund. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of the Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

P. LEGAL MATTERS

     The law firm of Foley & Lardner of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.

Q. REPORTS TO CONTRACTHOLDERS

     Annual and semi-annual reports containing financial statements of the Fund, as well as any materials soliciting voting instructions for Fund shares, will be sent to variable life insurance and annuity contractowners having an interest in the Fund.

APPENDIX A

                             CORPORATE BOND RATINGS

 Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

     . Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     . Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     . Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     . Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     . Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

     . Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     . Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     . Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

     . Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     . AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     . AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

     . A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     . BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     . BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     . C1 -- This rating is reserved for income bonds on which no interest is being paid.

     . D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

September 19, 2002

Large Cap Growth Fund
Growth & Income Fund
Managed Fund
Active Bond Fund
Money Market Fund

                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

Contents

--------------------------------------------------------------------------------



John Hancock Variable Series           Overview                                    1
Trust I ("Trust")

                                       Your Investment Choices                     2
A fund-by-fund summary of goals,       Large Cap Growth Fund                       6
strategies and risks.                  Growth & Income Fund                        8
                                       Managed Fund                               12
                                       Active Bond Fund                           16
                                       Money Market Fund                          18

Policies and instructions for opening, Your Account                               20
maintaining and closing an account in  Investments in shares of the funds         20
any fund                               Share price                                20
                                       Valuation                                  20
                                       Conflicts                                  20

Further information on the funds       Funds' Expenses                            21

                                       Dividends and Taxes                        21
                                       Dividends                                  21
                                       Taxes                                      21

Further information on the Trust       Trust Business Structure                   22

Additional subadviser information      Appendix A                                 23

                                       Appendix B                                 24

                                       For more information               back cover

Overview

--------------------------------------------------------------------------------


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

.. John Hancock Life Insurance Company ("John Hancock"),

.. John Hancock Variable Life Insurance Company ("JHVLICO"), and

.. certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2001, John Hancock and its affiliates managed approximately $124 billion in assets, of which it owned approximately $81 billion.

All of the funds of the Trust have subadvisers. John Hancock recommends subadvisers for the funds to the Trust, and oversees and evaluates the subadvisers' performance. John Hancock also overseas the allocation of assets between subadvisers for the "multi-managed" Growth & Income Fund, and manages the Trust's joint trading account for various funds' liquidity reserves.

Each subadviser has discretion to purchase and sell securities for the fund, or the portion of a fund, that it manages. While employing their own investment approach in managing a fund, each subadviser must also adhere to the fund's investment goals, strategies and restrictions.

Your Investment Choices

--------------------------------------------------------------------------------


The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. Four of these funds--the Large Cap Growth, Growth & Income, Managed, and Active Bond Funds--support investment options available under your variable contract. The Money Market Fund is used only as a place to hold premium payments processed prior to the twentieth day after the contract's date of issue. It is not an investment option you can select. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds and bond funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by investment style.

Capitalization          Equity funds can be categorized by market capitalization, which is defined as the market value of all shares of a company's stock. Capitalization requirements for each equity fund are described in the "Goal and Strategy" discussion for the fund and will differ from fund to fund within each capitalization category. For more information on these capitalization requirements, turn to page 5. In volatile market environments, a fund's market cap ex-
                        posure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transaction costs.

                        Large Cap Funds:
.. Large Cap Growth Fund These funds invest primarily in large, well-established companies that typically are very actively traded and provide more stable investment returns over time. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                        Large/Mid Cap Funds:
.. Growth & Income Fund  These funds invest primarily in large cap and mid cap companies. The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are gen-
                        erally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

                        Mid Cap Funds:
                        These funds invest primarily in medium-sized, less established companies that are less ac-
                        tively traded and provide more share price volatility over time than large cap stocks. Mid cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets for the potential reward of higher long-term re-
                        turns.

                        Small/Mid Cap Funds:
                        These funds invest primarily in mid cap and small cap companies. The capitalization of these funds can shift over time from primarily mid cap to primarily small cap or vice versa depending on where the manager identifies investment opportunities. These funds are gen-
                        erally more volatile than pure mid cap funds, but generally less volatile than pure small cap funds.

                        Small Cap Funds:
                        These funds invest primarily in small newly established companies that are less actively traded and have a high level of share price volatility over time. Small cap funds are appro-
                        priate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

                        Multi Cap Funds:
                        These Funds invest in large cap, mid cap and small cap companies. The capitalization of these Funds can shift over time depending on where the manager identifies investment op-
                        portunities. These Funds are generally more volatile than pure large cap Funds, but gen-
                        erally less volatile than pure small cap Funds.

Investment Style

                              Value Funds:
                              Value funds invest in companies that are attractively priced, considering their asset and earnings history. These stocks typically pay above average dividends and have low stock prices relative to measures of earnings and book value. Value funds are appropriate for in-
                              vestors who want some dividend income and the potential for capital gains, but are less tol-
                              erant of share-price fluctuations.

                              Growth Funds:
.. Large Cap Growth Fund       Growth funds invest in companies believed to have above-average prospects for capital growth due to their strong earnings and revenue potential. Growth stocks typically have high stock prices relative to measures of earnings and book value. Growth funds are appro-
                              priate for investors who are willing to accept more share-price volatility for the potential reward of higher long-term returns.

                              Blend Funds:
.. Growth & Income Fund        Blend funds invest in both value and growth companies. Blend funds are appropriate for investors who seek both dividend and capital appreciation characteristics.

BALANCED FUNDS
Balanced funds invest in a combination of stocks and bonds and actively manage the mix of stocks and bonds within a target range.
Domestic balanced funds invest in U.S. stocks and bonds. Global balanced funds invest in foreign and U.S. stocks and bonds.

.. Managed Fund

BOND FUNDS

Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity              Bond maturity is a key measure of interest rate risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                              Short:
.. Money Market Fund           These funds invest primarily in bonds with short maturities, and maintain a weighted aver-
                              age effective maturity which is typically between one and three years. These funds have less interest rate risk than intermediate-term bond funds.

                              Intermediate:
.. Active Bond Fund            These funds invest in bonds of all maturities and maintain a weighted average effective maturity which is typically between three and ten years. These funds have more interest rate risk than short-term bond funds.

Credit Quality                Credit quality is a measure of the ability of a bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds. Investment grade bonds typically have "high" or "medium" credit quality ratings
                              (as defined below), while high-yield bonds have "low" credit quality ratings.

                    High:
.. Money Market Fund These funds focus on the highest-rated, most creditworthy bonds or money market instru-
                    ments and typically maintain an average credit quality rating of AAA/Aaa (A-1/P-1 for money market funds).

                   Medium:
.. Active Bond Fund These funds invest in bonds of all credit quality levels with a focus on investment grade bonds. These funds typically maintain an average credit quality rating of AA/Aa, A or
                   BBB/Baa.

                   Low:
                   These funds invest primarily in lower rated bonds--known as high yield or "junk" bonds.
                   These funds typically maintain a below investment-grade average credit quality rating of
                   BB/Ba or B.

MARKET CAPITALIZATION DATA
The Large Cap Growth Fund describes its market capitalization requirement by referring to the Russell 1000(R) Growth Index, a widely recognized source of market capitalization data. Publishers of such equity indexes typically define their constituents at least annually. The range of market capitalization for the Russell 1000(R) Growth Index changes with daily changes in the overall equity market levels.

The following market capitalization ranges for the Russell 1000(R) Growth Index are based on statistics at year-end 2001:

                         Smallest     Largest      Weighted Average    Used with the following
        Index             Stock        Stock     Market Capitalization          Fund:
Russell 1000(R) Growth $240 million $398 billion     $126 billion         Large Cap Growth

Some of the equity funds also describe investment strategies by referring to investments in companies with market capitalizations that are within the range of capitalizations of a segment of the Russell 3000(R) Index. The market capitalization related to each segment is typically adjusted on a quarterly basis, but in extraordinary circumstances adjustments may be made as frequently as monthly. Market capitalization ranges for the following segments of that index are based on statistics at year-end 2001:

                                                           Approximate        Used with the following
                 Segment of Index                     Market Capitalization          Fund(s):
300 largest companies in the Russell 3000(R) Index  greater than $6.9 billion Large Cap Growth
1000 largest companies in the Russell 3000(R) Index greater than $1.4 billion Growth & Income Managed

The Russell 3000(R) Index and Russell 1000(R) Growth Index are service marks of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

ADDITIONAL INFORMATION

Financial Highlights Tables
The financial highlights tables on the following pages detail the historical performance of each fund, including total return information for the past 5 years (or such shorter period as the fund has been in operation). The "total returns" in each table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). Certain information in each table reflects financial results for a single fund share. The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized. The financial highlights have been audited by Ernst & Young LLP, whose report (along with the Trust's financial statements) are included in the Trust's annual report, which is available upon request.

During the year 2000, the Trust entered into a new subadvisory agreement (i) with Putnam Investment Management, LLC for management of the Growth & Income Fund and (ii) with Capital Guardian Trust Company for management of the Managed Fund.

Had the Managed and Active Bond Funds not amortized premiums and accreted discounts on debt securities, the "ratio of net investment income to average net assets" for the period ended December 31, 2001 would have been 2.29% and 6.28%, respectively.

General
In the following pages, any fund investment strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually volatile or when a fund experiences unusually large cash flows, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The equity funds may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand reference for debt obligations generally.

Large Cap Growth Fund


GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified" which means it can take larger positions in individual issuers. The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index. Moreover, the Fund normally invests at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 300 largest companies in the Russell 3000(R) Index. At year-end 2001, those companies had market capitalizations greater than $6.9 billion. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $20 billion in assets at the end of 2001

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


 1991    1992   1993    1994     1995    1996    1997    1998    1999     2000      2001
------  -----  ------  -------  ------  ------  ------  ------  ------  --------  --------
25.50%  9.90%  13.80%  (0.98)%  31.64%  18.27%  30.89%  39.51%  24.07%  (17.89)%  (17.54)%



Best quarter: up 27.79%, fourth quarter 1998 Worst quarter: down 21.05%, first quarter 2001

Average annual total returns -- for periods ending 12/31/2001*
                          Fund               Index
1 year                   -17.54%            -20.42%
5 years                    8.94%              8.27%
10 years                  11.46%             10.79%
Life of fund              12.49%             12.33%

Index: Russell 1000(R) Growth Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1997       1998        1999         2000        2001
Net asset value, beginning of period                            $  17.49  $    20.82  $    26.19  $    27.33   $  18.89
Income from investment operations:
  Net investment income (loss)                                      0.17        0.14        0.09        0.03       0.04
  Net realized and unrealized gain (loss) on investments*           5.21        8.05        6.03       (4.89)     (3.36)
  Total from investment operations                                  5.38        8.19        6.12       (4.86)     (3.32)
Less distributions:
  Distributions from net investment income and capital paid in     (0.17)      (0.14)      (0.09)      (0.11)     (0.03)
  Distributions from net realized gain on investments sold         (1.88)      (2.68)      (4.89)      (2.69)        --
  Distributions in excess of income & gains                           --          --          --       (0.78)        --
  Total distributions                                              (2.05)      (2.82)      (4.98)      (3.58)     (0.03)
Net asset value, end of period                                  $  20.82  $    26.19  $    27.33  $    18.89   $  15.54
Total investment return                                            30.89%      39.51%      24.07%     (17.89)%   (17.54)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $754,398  $1,126,764  $1,382,473  $1,146,787   $770,915
Ratio of expenses to average net assets (%)                         0.44%       0.41%       0.39%       0.46%      0.41%
Ratio of net investment income (loss) to average net assets (%)     0.86%       0.59%       0.33%       0.10%      0.23%
Turnover rate (%)                                                  83.82%      56.41%      37.42%      89.30%     63.96%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Growth & Income Fund


GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of year-end 2001 is approximately: growth portion 20%, value portion 20% and blend portion 60%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2001, those companies had market capitalizations greater that $1.4 billion.

Putnam Investment Management, LLC ("Putnam") manages the growth style portion of the Fund. Putnam selects stocks using a combination of:

.. a systematic screening approach to rank stocks based on: fundamental catalyst
  (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

.. proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgment to determine sector and stock-specific weightings. Putnam normally invests in 65 to 120 stocks, with at least 65% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2001, those companies had market capitalizations greater that $1.4 billion.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
                               (less than)/TC
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $20 billion in assets at end of 2001

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $315 Billion in assets at the end of 2001

FUND MANAGERS

Team Managed By:
4 Portfolio Managers
Average 8 years with Putnam
Average 17 years industry experience
See Appendix A for more details

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]


 1992   1993    1994     1995    1996    1997    1998    1999    2000      2001
-----  ------  -------  ------  ------  ------  ------  ------ --------  -------
8.90%  13.33%  (0.56)%  34.21%  20.10%  29.79%  30.25%  16.23% (13.10)% (15.44)%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 16.99%, third quarter 2001

Average annual total return -- for periods
ending 12/31/2001*
                                               Fund   Index 1 Index 2 Index 3**
1 year                                        -15.44% -11.87% -12.45%  -11.87%
5 years                                         7.62%  10.70%  10.50%   10.70%
10 years                                       11.06%  12.93%  12.85%   12.93%
Life of fund                                   12.02%  13.31%  13.05%   13.31%

Index 1: S&P 500 Index
Index 2: Russell 1000 Index (effective May, 2002)
Index 3: S&P 500 Index (from inception through April, 2002) and Russell 1000
      Index (after April, 2002)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                          1997        1998        1999         2000          2001
Net asset value, beginning of period                            $    14.65  $    16.61  $    19.49  $    20.01   $    14.18
Income from investment operations:
  Net investment income (loss)                                        0.27        0.23        0.20        0.17         0.06
  Net realized and unrealized gain (loss) on investments*             4.07        4.75        2.88       (2.77)       (2.25)
  Total from investment operations                                    4.34        4.98        3.08       (2.60)       (2.19)
Less distributions:
  Distributions from net investment income and capital paid in       (0.27)      (0.23)      (0.20)      (0.40)       (0.06)
  Distributions from net realized gain on investments sold           (2.11)      (1.87)      (2.36)      (2.69)          --
  Distributions in excess of income & gains                             --          --          --       (0.14)          --
  Total distributions                                                (2.38)      (2.10)      (2.56)      (3.23)       (0.06)
Net asset value, end of period                                  $    16.61  $    19.49  $    20.01  $    14.18   $    11.93
Total investment return                                              29.79%      30.25%      16.23%     (13.10)%     (15.44)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $2,785,964  $3,670,785  $4,218,841  $3,324,988   $2,476,319
Ratio of expenses to average net assets (%)                           0.28%       0.27%       0.28%       0.40%        0.72%
Ratio of net investment income (loss) to average net assets (%)       1.61%       1.24%       0.98%       0.84%        0.49%
Turnover rate (%)                                                    74.56%      48.45%      70.16%     112.94%      104.47%(1)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1) Excludes merger activity.

Managed Fund


GOAL AND STRATEGY

This is a non-diversified balanced stock and bond fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of:

.. common stocks of large and mid-sized U.S. companies, and

.. bonds with an overall intermediate term average maturity.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. At year-end 2001, Independence managed approximately 80% of the assets of the Fund and Capital Guardian managed the remainder. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. These allocation methodologies may change in the future.

Independence Investment LLC ("Independence") selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. Independence seeks to maintain the equity risk and sector characteristics of its portion of the Fund similar to those of the overall equity market. Independence invests in bonds and bond sectors that are attractively priced based on market fundamentals and technical factors. The manager opportunistically emphasizes bonds with yields in excess of Treasury securities.

Independence's portion of the Fund has a target mix of 60% equities and 40% bonds, but Independence actively manages the mix within +/- 10 percentage points of the target mix. Independence normally invests its equity portion in 75 to 160 stocks, with at least 65% (usually higher) in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2001, those companies had market capitalizations greater than $1.4 billion. Independence may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

Capital Guardian Trust Company ("Capital Guardian") selects stocks and bonds using proprietary fundamental research that focuses on identifying securities that are believed to be undervalued (i.e., with current prices below long-term value).

Capital Guardian's portion of the Fund has a target mix of 70% equities and 30% bonds, but Capital Guardian actively manages the mix within +/- 15 percentage points of the target mix.

Capital Guardian uses a multiple portfolio manager system in which the stock and bond portions of the Fund are divided into segments that are each managed by individual portfolio managers and/or research analysts. Capital Guardian's strategy is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts.

Capital Guardian's equity sector exposures are a result of stock selection as opposed to predetermined allocations. Capital Guardian normally invests its equity portion in 75 to 150 stocks, with at least 65% (usually higher) in companies with market capitalizations that are within the range of capitalization of the 1000 largest companies in the Russell 3000(R) Index. At year-end 2001, those companies had market capitalizations greater than $1.4 billion. Capital Guardian may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

The Fund is "non-diversified," which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $20 billion in assets at the end of 2001

FUND MANAGERS

Management by investment team overseen by:

John C. Forelli (equity)
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

James E. Shallcross (fixed income)
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Managing since 1968
Managing Fund since November, 2000
Managed approximately $120 billion in assets at the end of 2001

FUND MANAGERS

Equity
---------------------
Managed by team of 22 research analysts
Average of 10 years with Capital Guardian
Average of 14 years industry experience

Fixed Income
---------------------
Team managed by 4 portfolio managers
Average of 12 years with Capital Guardian
Average of 16 years industry experience
See Appendix B for more details

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will gener ally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the Fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Concentration Risk. The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.


--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

  1991     1992     1993     1994    1995    1996    1997    1998      1999     2000    2001
 ------    -----   ------  -------   ------  ------  ------   ------   -----   -----  -------
 22.00%    7.70%   11.60%  (2.23)%   27.09%  10.72%  18.72%   20.42%   9.10%   0.03%  (2.84)%



Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 8.28%, third quarter 2001

Average annual total return -- for periods ending 12/31/2001*
                                                               Fund  Index 1 Index 2 Index 3**
                        1 year                                -2.84% -11.88%  8.42%   -3.72%
                        5 years                                8.67%  10.70%  7.43%    9.39%
                        10 years                               9.63%  12.93%  7.23%   10.26%
                        Life of fund                          10.59%  13.31%  8.18%   11.02%

Index 1: S&P 500 Index
Index 2: Lehman Brothers Aggregate Bond Index
Index 3: A composite index combining the performance of the following indices over the periods indicated: 50% S&P 500 Index/50% Lehman Brothers Aggregate Bond Index (from inception through December, 1997) and 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index (after December, 1997)

*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

FINANCIAL HIGHLIGHTS

(Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                          1997        1998        1999        2000          2001
Net asset value, beginning of period                            $    13.35  $    14.35  $    15.64  $    15.45  $    13.82
Income from investment operations:
  Net investment income (loss)                                        0.59        0.46        0.44        0.44        0.28
  Net realized and unrealized gain (loss) on investments*             1.86        2.43        0.94       (0.45)      (0.67)
  Total from investment operations                                    2.45        2.89        1.38       (0.01)      (0.39)
Less distributions:
  Distributions from net investment income and capital paid in       (0.67)      (0.51)      (0.43)      (0.44)      (0.28)
  Distributions from net realized gain on investments sold           (0.78)      (1.09)      (1.14)      (1.18)      (0.07)
  Distributions in excess of income & gains                             --          --          --          --          --
  Total distributions                                                (1.45)      (1.60)      (1.57)      (1.62)      (0.35)
Net asset value, end of period                                  $    14.35  $    15.64  $    15.45  $    13.82  $    13.08
Total investment return                                              18.72%      20.42%       9.10%       0.03%      (2.84)%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $2,800,127  $3,301,910  $3,430,919  $2,995,794  $2,526,703
Ratio of expenses to average net assets (%)                           0.37%       0.36%       0.36%       0.46%       0.73%
Ratio of net investment income (loss) to average net assets (%)       4.18%       2.99%       2.75%       2.86%       2.10%
Turnover rate (%)                                                   200.41%     160.57%     203.86%     199.27%     190.73%(1)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
(1)  Excludes merger activity.

Active Bond Fund


GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund normally invests at least 80% of its assets in a diversified mix of debt securities including but not limited to:

.. U.S. Treasury and agency securities;

..asset-backed and mortgage-backed securities, including commercial mortgage-backed securities;

.. corporate bonds, both U.S. and foreign (if dollar-denominated); and

.. foreign government and agency securities (if dollar-denominated).

The manager normally invests:

.. mostly in investment grade debt securities; and

.. no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many different issuers. The Fund normally has an average credit rating of "A" or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $29 billion in assets at the end of 2001

FUND MANAGERS

James K. Ho, CFA
---------------------
Executive Vice President of subadviser
Joined subadviser in 1985

Benjamin A. Matthews, CFA
---------------------
Vice President of subadviser
Joined subadviser in 1995


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

  1992    1993     1994    1995   1996    1997    1998    1999     2000     2001
-------  ------  -------  -----  -----  -------  ------  ------  -------  ------
 7.70%   10.80%  (2.57)%  19.55%  4.10%  10.11%   8.23%  (0.94)%  10.45%   7.48%



Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2001*
                          Fund                Index
1 year                    7.48%               8.42%
5 years                   6.98%               7.43%
10 years                  7.32%               7.23%
Life of fund              8.00%               8.18%

Index: Lehman Brothers Aggregate Bond Index

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the Fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                         1997      1998       1999      2000        2001
Net asset value, beginning of period                            $   9.77  $   9.95  $   9.92   $   9.12  $   9.44
Income from investment operations:
  Net investment income (loss)                                      0.71      0.69      0.67       0.64      0.58
  Net realized and unrealized gain (loss) on investments*           0.24      0.11     (0.76)      0.28      0.11
  Total from investment operations                                  0.95      0.80     (0.09)      0.92      0.69
Less distributions:
  Distributions from net investment income and capital paid in     (0.71)    (0.69)    (0.71)     (0.60)    (0.58)
  Distributions from net realized gain on investments sold         (0.06)    (0.14)       --         --        --
  Distributions in excess of income & gains                           --        --        --         --        --
Total distributions                                                (0.77)    (0.83)    (0.71)     (0.60)    (0.58)
Net asset value, end of period                                  $   9.95  $   9.92  $   9.12   $   9.44  $   9.55
Total investment return                                            10.11%     8.23%    (0.94)%    10.45%     7.48%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $803,770  $907,121  $850,286   $842,299  $947,514
Ratio of expenses to average net assets (%)**                       0.31%     0.29%     0.28%      0.41%     0.67%
Ratio of net investment income (loss) to average net assets (%)     7.18%     6.84%     6.97%      6.98%     5.97%
Turnover rate (%)                                                 138.29%   228.74%   182.90%    224.24%   206.80%(1)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursements. Had such reimbursement not been made the expense ratio would have been .44% for the year ended December 31, 2001.
(1) Excludes merger activity.

Money Market Fund


GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily including:

.. commercial paper and other short-term obligations of U.S. and foreign issuers
  (including asset-backed securities);

.. certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

.. debt securities issued by foreign governments and agencies;

.. U.S. Treasury, agency and state and local government obligations; and,

.. repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks securities;

.. with an acceptable maturity;

.. issued by issuers on a sound financial footing;

.. that are marketable and liquid; and

.. that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining maturity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

.. up to 5% of assets in securities rated in the second-highest short-term category (or unrated equivalents); and

.. up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $311 billion in assets at the end of 2001

FUND MANAGERS

Management by investment team overseen by:

John Keogh
---------------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

  1992    1993     1994    1995   1996    1997    1998    1999   2000      2001
-------  ------  -------  -----  -----  -------  ------  ------  ------  -------
 3.60%    3.41%   4.03%   5.78%  5.32%   5.38%    5.40%   5.05%  6.29%    3.93%



Best quarter: up 2.38%, second quarter 1989 Worst quarter: up 0.74%, second quarter 1993

Average annual total return -- for periods ending 12/31/2001*
                                   Fund
1 year                             3.93%
5 years                            5.22%
10 years                           4.79%
Life of fund                       6.69%

*  Began operations on March 29, 1986.

MAIN RISKS

Primary

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by investing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary

None

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.**

Period ended December 31:                                         1997      1998      1999        2000       2001
Net asset value, beginning of period                            $   1.00  $   1.00  $   1.00  $   1.00     $   1.00
Income from investment operations:
  Net investment income (loss)                                      0.05      0.05      0.04      0.06         0.04
  Net realized and unrealized gain (loss) on investments*             --        --        --        --           --
  Total from investment operations                                  0.05      0.05      0.04      0.06         0.04
Less distributions:
  Distributions from net investment income and capital paid in     (0.05)    (0.05)    (0.04)    (0.06)       (0.04)
  Distributions from net realized gain on investments sold            --        --        --        --           --
  Distributions in excess of income & gains                           --        --        --        --           --
  Total distributions                                           $  (0.05) $  (0.05)    (0.04)    (0.06)    $  (0.04)
Net asset value, end of period                                  $   1.00  $   1.00  $   1.00  $   1.00     $   1.00
Total investment return                                             5.38%     5.40%     5.05%     6.29%(1)     3.93%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                     $229,443  $395,195  $451,235  $496,853     $745,516
Ratio of expenses to average net assets (%)                         0.33%     0.31%     0.31%     0.29%        0.32%
Ratio of net investment income (loss) to average net assets (%)     5.32%     5.29%     4.95%     6.05%        3.72%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(1) The total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

.. instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract), and

.. the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

.. refuse a buy order if the adviser believes it would disrupt management

.. suspend a fund's offer of shares, or

.. suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

.. by dividing its net assets by the number of its outstanding shares,

.. once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Consequently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

.. market quotations,

.. amortized cost,

.. valuations of independent pricing services, or

.. fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

.. market quotations are not readily available, or

.. the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser in 2001 was:

Funds                                              % of net assets
Large Cap Growth Fund                                   0.38%
Growth & Income Fund                                    0.67%
Managed Fund                                            0.67%
Active Bond Fund                                        0.62%
Money Market Fund                                       0.25%

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser(s). The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than 0.10 percent of the fund's average daily net assets.

Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

.. avoid federal income tax and excise tax, and

.. assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire various service providers to carry out the Trust's operations.

22

                                   Variable
                                Contractowners

                               John Hancock and
                                    JHVLICO
                               Separate Accounts

                                   The Trust
                             Trustees oversee the
                  Trust's investment and business activities.

                              Investment Adviser
                               John Hancock Life
                               Insurance Company
                              Manages the Trust's
                            investment and business
                                  activities.

                                   Custodian
                          State Street Bank and Trust
                                    Company

                  Holds the Trust's assets, settles all Trust
                   trades and collects most of the valuation data required for calculating the Trust's
                                     NAV.

                                  Subadvisers

              Capital Guardian Trust     Putnam Investment
               Company                    Management, LLC
              Independence Investment    Wellington Management
               LLC                        Company, LLP
              John Hancock Advisers,
               LLC

                     Provide management to various funds.

APPENDIX A

Putnam Investment Management, LLC uses the U.S. Growth Equity Team to provide day to day investment management services to the Growth & Income Fund. Set forth below are the members of that team:

GROWTH & INCOME FUND


C. Beth Cotner, CFA
-------------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
(Retiring in fourth quarter of 2002)

Jeffrey R. Lindsey, CFA
-----------------------
Managing Director of subadviser
Joined subadviser in 1994

David J. Santos
---------------
Senior Vice President of subadviser
Joined subadviser in 1986

Anthony R. Sellitto, III, CFA
-----------------------------
Senior Vice President of subadviser
Joined subadviser in 2000
Portfolio Manager, Berger Associates 1998-2000
Assistant Portfolio Manager, Crestone Capital Management 1995-1998

APPENDIX B

Capital Guardian Trust Company uses a multiple portfolio manager system in which each Fund it subadvises is divided into segments that are managed by individual portfolio managers and/or research analysts. This multiple manager approach seeks to deliver the best ideas of individual portfolio managers and analysts within each Fund. Each portfolio manager and research analyst decides how their respective segment will be invested within the limits provided by the Fund's goal and strategy and investment policies. Capital Guardian's Investment Committee determines the specific allocation to individual portfolio managers and the research analyst team. The equity portion of the Managed Fund is managed directly by the equity research analysts, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each analyst's segment will vary over time and may be based upon: (1) the level of conviction of specific research analysts as to their designated sectors; (2) industry weights within the relevant benchmark for the Fund; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research analysts compared to industry weights within the relevant benchmark. Set forth below are details regarding the multiple portfolio managers of Capital Guardian who are involved in the management of the Managed Fund:

Equity Investments:

The Equity Research team consists of the following 22 research analysts with an average of 10 years experience with Capital Guardian and 14 years of industry experience:

Gene Barron                                      Reed H. Lowenstein
Andrew F. Barth (Research Portfolio Coordinator) Karen A. Miller
Terry Berkemeier                                 Jason M. Pilalas
Steven Connell                                   Lars Reierson
Caroline E. Ford                                 Carlos A. Schonfeld
Zachary E. Guevara                               Lawrence R. Solomon
Todd S. James                                    Eric H. Stern
James S. Kang                                    Suzanne Stewart
Karin L. Larson                                  Eva Sudol
Jin Lee                                          Steven R. Wanek
John A. Longhurst                                Alan J. Wilson

Fixed Income Investments:

Christine Cronin                                 James R. Mulally
----------------                                 ----------------
Vice President of subadviser                     Senior Vice President of subadviser
Joined subadviser in 1997                        Joined subadviser in 1980

Michael Locke                                    John W. Ressner
-------------                                    ---------------
Vice President of subadviser                     Executive Vice President of subadviser
Joined subadviser in 1996                        Joined subadviser in 1988

For more information




This prospectus should be used only with a variable contract prospectus.

John Hancock Variable
Series Trust I
John Hancock Place
Boston, Massachusetts 02117

Two documents are available that offer further information on John Hancock Variable Series Trust I:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, and the auditors' report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (i.e., is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, or to make shareholder inquiries, please contact:

By mail:

John Hancock Variable Series Trust I
John Hancock Place
Boston, MA 02117

By phone:  1-800-732-5543

Or you may view or obtain these documents from the SEC:

In person:  at the SEC's Public Reference Room in Washington, DC

By phone:  1-202-942-8090

By mail: Office of Public Reference Securities and Exchange Commission 450 5th Street, N.W., Room 1300
Washington, DC 20549-0102
(duplicating fee required)

By e-mail:  publicinfo@SEC.gov

On the Internet:  www.sec.gov

SEC File Number:  811-4490

VSTPRO-10

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                         Large Cap  Fundamental   Active
                                                                                          Growth      Growth       Bond
                                                                                         ---------  ----------- ----------
ASSETS
Long term investments at cost........................................................... $ 594,766   $ 22,620   $  938,182
Net unrealized appreciation (depreciation) of investments...............................  (102,410)    (3,025)      24,881
Short-term investments at value.........................................................    11,941      1,608      302,112
                                                                                         ---------   --------   ----------
   Total investments....................................................................   504,297     21,203    1,265,175
Cash....................................................................................                                 4
Foreign currency at value (cost $0, $0, $0, $104, $38, $0, $0, $0, and $0, respectively)
Receivable for:
 Investments sold.......................................................................                    8       20,600
 Fund shares sold.......................................................................       946                   1,349
 Interest...............................................................................                            10,779
 Dividends..............................................................................       473          5           84
 Futures contracts variation margin.....................................................
 Forward foreign currency exchange contracts sold.......................................
 Unrealized appreciation in forward currency contracts..................................
 Other assets...........................................................................                                22
                                                                                         ---------   --------   ----------
Total assets............................................................................   505,716     21,216    1,298,013
                                                                                         ---------   --------   ----------

LIABILITIES
Payables for:
 Investments purchased..................................................................                    1      213,633
 Fund shares purchased..................................................................                    6
 Futures contracts variation margin.....................................................
 Collateral for securities on loan......................................................     8,792      1,140       96,601
 Forward foreign currency exchange contracts purchased..................................
 Unrealized depreciation in forward currency contracts..................................
 Other liabilities......................................................................       296          4          325
                                                                                         ---------   --------   ----------
Total liabilities.......................................................................     9,088      1,151      310,559
                                                                                         ---------   --------   ----------
Net assets.............................................................................. $ 496,628   $ 20,065   $  987,454
                                                                                         =========   ========   ==========
Shares of beneficial interest outstanding...............................................    44,414      3,393      101,837
                                                                                         ---------   --------   ----------
Net asset value per share............................................................... $   11.18   $   5.91   $     9.70
                                                                                         =========   ========   ==========
Composition of net assets:
 Capital paid-in........................................................................ $ 931,089   $ 58,577   $  983,823
 Accumulated net realized gain (loss) on investments, futures and foreign currency
  transactions..........................................................................  (332,464)   (35,487)     (23,110)
 Undistributed (distribution in excess of) net investment income (loss).................       413                   1,860
 Net unrealized appreciation (depreciation) of:
   Investments..........................................................................  (102,410)    (3,025)      24,881
   Futures..............................................................................
   Translation of assets and liabilities in foreign currencies..........................
                                                                                         ---------   --------   ----------
Net assets.............................................................................. $ 496,628   $ 20,065   $  987,454
                                                                                         =========   ========   ==========

                                                                                            Emerging    International Small Cap
                                                                                         Markets Equity Equity Index   Growth
                                                                                         -------------- ------------- ---------
ASSETS
Long term investments at cost...........................................................    $ 36,369      $132,394    $133,081
Net unrealized appreciation (depreciation) of investments...............................      (2,280)      (37,871)    (15,430)
Short-term investments at value.........................................................                    29,631      34,360
                                                                                            --------      --------    --------
   Total investments....................................................................      34,089       124,154     152,011
Cash....................................................................................                         5
Foreign currency at value (cost $0, $0, $0, $104, $38, $0, $0, $0, and $0, respectively)         104            38
Receivable for:
 Investments sold.......................................................................         338                        30
 Fund shares sold.......................................................................         217
 Interest...............................................................................                         1
 Dividends..............................................................................          37           100          18
 Futures contracts variation margin.....................................................                         4
 Forward foreign currency exchange contracts sold.......................................          17         3,251
 Unrealized appreciation in forward currency contracts..................................           8            63
 Other assets...........................................................................
                                                                                            --------      --------    --------
Total assets............................................................................      34,810       127,616     152,059
                                                                                            --------      --------    --------

LIABILITIES
Payables for:
 Investments purchased..................................................................         131                        97
 Fund shares purchased..................................................................                         7         134
 Futures contracts variation margin.....................................................
 Collateral for securities on loan......................................................                    25,433      31,085
 Forward foreign currency exchange contracts purchased..................................          17         3,251
 Unrealized depreciation in forward currency contracts..................................
 Other liabilities......................................................................         156             8          20
                                                                                            --------      --------    --------
Total liabilities.......................................................................         304        28,699      31,336
                                                                                            --------      --------    --------
Net assets..............................................................................    $ 34,506      $ 98,917    $120,723
                                                                                            ========      ========    ========
Shares of beneficial interest outstanding...............................................       5,759         9,840      14,639
                                                                                            --------      --------    --------
Net asset value per share...............................................................    $   5.99      $  10.05    $   8.25
                                                                                            ========      ========    ========
Composition of net assets:
 Capital paid-in........................................................................    $ 55,274      $152,830    $229,193
 Accumulated net realized gain (loss) on investments, futures and foreign currency
  transactions..........................................................................     (18,665)      (16,146)    (93,040)
 Undistributed (distribution in excess of) net investment income (loss).................         169           134
 Net unrealized appreciation (depreciation) of:
   Investments..........................................................................      (2,280)      (37,871)    (15,430)
   Futures..............................................................................                       (93)
   Translation of assets and liabilities in foreign currencies..........................           8            63
                                                                                            --------      --------    --------
Net assets..............................................................................    $ 34,506      $ 98,917    $120,723
                                                                                            ========      ========    ========

                                                                                          Health   Global  Multi Cap
                                                                                         Sciences Balanced  Growth
                                                                                         -------- -------- ---------
ASSETS
Long term investments at cost........................................................... $24,335  $30,870  $ 160,605
Net unrealized appreciation (depreciation) of investments...............................  (2,342)  (2,299)    (6,569)
Short-term investments at value.........................................................   6,358    1,612     16,769
                                                                                         -------  -------  ---------
   Total investments....................................................................  28,351   30,183    170,805
Cash....................................................................................
Foreign currency at value (cost $0, $0, $0, $104, $38, $0, $0, $0, and $0, respectively)
Receivable for:
 Investments sold.......................................................................               22        169
 Fund shares sold.......................................................................      26
 Interest...............................................................................              303
 Dividends..............................................................................      33       25         63
 Futures contracts variation margin.....................................................
 Forward foreign currency exchange contracts sold.......................................   1,546    1,438      3,481
 Unrealized appreciation in forward currency contracts..................................      61       18
 Other assets...........................................................................
                                                                                         -------  -------  ---------
Total assets............................................................................  30,017   31,989    174,518
                                                                                         -------  -------  ---------

LIABILITIES
Payables for:
 Investments purchased..................................................................      22      579        861
 Fund shares purchased..................................................................               15          8
 Futures contracts variation margin.....................................................
 Collateral for securities on loan......................................................   5,759              10,176
 Forward foreign currency exchange contracts purchased..................................   1,546    1,438      3,481
 Unrealized depreciation in forward currency contracts..................................       4                  87
 Other liabilities......................................................................      16       21         46
                                                                                         -------  -------  ---------
Total liabilities.......................................................................   7,347    2,053     14,659
                                                                                         -------  -------  ---------
Net assets.............................................................................. $22,670  $29,936  $ 159,859
                                                                                         =======  =======  =========
Shares of beneficial interest outstanding...............................................   2,898    3,778     24,029
                                                                                         -------  -------  ---------
Net asset value per share............................................................... $  7.82  $  7.92  $    6.65
                                                                                         =======  =======  =========
Composition of net assets:
 Capital paid-in........................................................................ $29,830  $35,155  $ 486,278
 Accumulated net realized gain (loss) on investments, futures and foreign currency transactions..........................................................................  (4,872)  (3,230)  (319,850)
 Undistributed (distribution in excess of) net investment income (loss).................      (3)     271         87
 Net unrealized appreciation (depreciation) of:
   Investments..........................................................................  (2,342)  (2,299)    (6,569)
   Futures..............................................................................
   Translation of assets and liabilities in foreign currencies..........................      57       39        (87)
                                                                                         -------  -------  ---------
Net assets.............................................................................. $22,670  $29,936  $ 159,859
                                                                                         =======  =======  =========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I


December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                            Large Cap Large Cap  Fundamental  Money    Small/Mid
                                                                              Value   Value CORE    Value     Market   Cap Growth
                                                                            --------- ---------- ----------- --------  ----------
ASSETS
Long term investments at cost.............................................. $283,900   $45,162    $130,328              $156,851
Net unrealized appreciation (depreciation) of investments..................  (33,406)   (4,519)    (11,527)              (18,403)
Short-term investments at value............................................   15,185                 5,448   $917,550     18,061
                                                                            --------   -------    --------   --------   --------
   Total investments.......................................................  265,679    40,643     124,249    917,550    156,509
Cash.......................................................................                 37
Foreign currency at value (cost $0, $0, $0, $0, $0, $0, $0, $0, and $0, respectively).............................................................
Receivable for:
  Investments sold.........................................................                             35                   937
  Fund shares sold.........................................................      899        35                    316
  Interest.................................................................                                       558
  Dividends................................................................      723        53         156                    29
  Futures contracts variation margin.......................................                              2
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................
                                                                            --------   -------    --------   --------   --------
Total assets...............................................................  267,301    40,768     124,442    918,424    157,475
                                                                            --------   -------    --------   --------   --------

LIABILITIES
Payables for:
  Investments purchased....................................................    1,906                    30                   448
  Fund shares purchased....................................................                            292                   108
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................    5,152                 3,002                15,946
  Forward foreign currency exchange contracts purchased....................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................      102         3          16        308         15
                                                                            --------   -------    --------   --------   --------
Total liabilities..........................................................    7,160         3       3,340        308     16,517
                                                                            --------   -------    --------   --------   --------
Net assets................................................................. $260,141   $40,765    $121,102   $918,116   $140,958
                                                                            ========   =======    ========   ========   ========
Shares of beneficial interest outstanding..................................   21,843     5,130      13,927    918,116     12,838
                                                                            --------   -------    --------   --------   --------
Net asset value per share.................................................. $  11.91   $  7.95    $   8.70   $   1.00   $  10.98
                                                                            ========   =======    ========   ========   ========
Composition of net assets:
  Capital paid-in.......................................................... $293,717   $52,628    $155,487   $918,116   $169,706
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................     (679)   (7,344)    (22,754)       (82)   (10,345)
  Undistributed (distribution in excess of) net investment income (loss)...      509                               82
  Net unrealized appreciation (depreciation) of:
   Investments.............................................................  (33,406)   (4,519)    (11,527)              (18,403)
   Futures.................................................................                           (104)
   Translation of assets and liabilities in foreign currencies.............
                                                                            --------   -------    --------   --------   --------
Net assets................................................................. $260,141   $40,765    $121,102   $918,116   $140,958
                                                                            ========   =======    ========   ========   ========

                                                                              Bond        Large Cap     Small/Mid Small Cap
                                                                              Index   Aggressive Growth Cap CORE    Value
                                                                            --------  ----------------- --------- ---------
ASSETS
Long term investments at cost.............................................. $196,026      $ 27,252       $50,945  $121,440
Net unrealized appreciation (depreciation) of investments..................    8,974        (3,314)       (3,524)   (4,412)
Short-term investments at value............................................   59,761           280        13,021    35,043
                                                                            --------      --------       -------  --------
   Total investments.......................................................  264,761        24,218        60,442   152,071
Cash.......................................................................                                   76
Foreign currency at value (cost $0, $0, $0, $0, $0, $0, $0, $0, and $0, respectively).............................................................
Receivable for:
  Investments sold.........................................................      556
  Fund shares sold.........................................................    1,315            14           280
  Interest.................................................................    2,420
  Dividends................................................................                     22            70       181
  Futures contracts variation margin.......................................
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................
                                                                            --------      --------       -------  --------
Total assets...............................................................  269,052        24,254        60,868   152,252
                                                                            --------      --------       -------  --------

LIABILITIES
Payables for:
  Investments purchased....................................................    7,690                                 1,069
  Fund shares purchased....................................................                                            358
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................   53,245                      12,721    30,729
  Forward foreign currency exchange contracts purchased....................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................       22             5             4        26
                                                                            --------      --------       -------  --------
Total liabilities..........................................................   60,957             5        12,725    32,182
                                                                            --------      --------       -------  --------
Net assets................................................................. $208,095      $ 24,249       $48,143  $120,070
                                                                            ========      ========       =======  ========
Shares of beneficial interest outstanding..................................   20,205         4,352         5,811     9,570
                                                                            --------      --------       -------  --------
Net asset value per share.................................................. $  10.30      $   5.57       $  8.28  $  12.55
                                                                            ========      ========       =======  ========
Composition of net assets:
  Capital paid-in.......................................................... $199,185      $ 44,887       $55,672  $124,950
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................      (64)      (17,324)       (4,003)     (468)
  Undistributed (distribution in excess of) net investment income (loss)...
  Net unrealized appreciation (depreciation) of:
   Investments.............................................................    8,974        (3,314)       (3,524)   (4,412)
   Futures.................................................................                                   (2)
   Translation of assets and liabilities in foreign currencies.............
                                                                            --------      --------       -------  --------
Net assets................................................................. $208,095      $ 24,249       $48,143  $120,070
                                                                            ========      ========       =======  ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I


December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                     Real Estate  Growth &
                                                                                       Equity      Income      Managed
                                                                                     ----------- ----------  ----------
ASSETS
Long term investments at cost.......................................................  $169,453   $1,911,633  $2,023,100
Net unrealized appreciation (depreciation) of investments...........................     6,913     (161,558)   (105,609)
Short-term investments at value.....................................................     1,114       22,164     332,298
                                                                                      --------   ----------  ----------
   Total investments................................................................   177,480    1,772,239   2,249,789
Cash................................................................................
Foreign currency at value (cost $0, $0, $0, $0, $0, $1401, $0, $0, and $0, respectively)......................................................................
Receivable for:
  Investments sold..................................................................       102       15,053      53,830
  Fund shares sold..................................................................                    120
  Interest..........................................................................                              5,918
  Dividends.........................................................................     1,281        1,992       1,567
  Futures contracts variation margin................................................
  Forward foreign currency exchange contracts sold..................................
  Unrealized appreciation in forward currency contracts.............................
  Other assets......................................................................                                  1
                                                                                      --------   ----------  ----------
Total assets........................................................................   178,863    1,789,404   2,311,105
                                                                                      --------   ----------  ----------
LIABILITIES
Payables for:
  Investments purchased.............................................................        54       14,742     270,373
  Fund shares purchased.............................................................       349                    1,145
  Futures contracts variation margin................................................
  Collateral for securities on loan.................................................                 11,578     101,925
  Forward foreign currency exchange contracts purchased.............................
  Unrealized depreciation in forward currency contracts.............................
  Other liabilities.................................................................       534          881         798
                                                                                      --------   ----------  ----------
Total liabilities...................................................................       937       27,201     374,241
                                                                                      --------   ----------  ----------
Net assets..........................................................................  $177,926   $1,762,203  $1,936,864
                                                                                      ========   ==========  ==========
Shares of beneficial interest outstanding...........................................    13,912      191,197     173,755
                                                                                      --------   ----------  ----------
Net asset value per share...........................................................  $  12.79   $     9.22  $    11.15
                                                                                      ========   ==========  ==========
Composition of net assets:
  Capital paid-in...................................................................  $169,881   $2,687,372  $2,220,655
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions.....................................................................     1,132     (763,831)   (209,476)
  Undistributed (distribution in excess of) net investment income (loss)............                    220      31,294
  Net unrealized appreciation (depreciation) of:
   Investments......................................................................     6,913     (161,558)   (105,609)
   Futures..........................................................................
   Translation of assets and liabilities in foreign currencies......................
                                                                                      --------   ----------  ----------
Net assets..........................................................................  $177,926   $1,762,203  $1,936,864
                                                                                      ========   ==========  ==========

                                                                                     Short-Term Small Cap International
                                                                                        Bond     Equity   Opportunities
                                                                                     ---------- --------- -------------
ASSETS
Long term investments at cost.......................................................  $221,884  $ 67,585    $ 97,325
Net unrealized appreciation (depreciation) of investments...........................     4,895   (18,768)    (15,365)
Short-term investments at value.....................................................    58,645    14,421      13,856
                                                                                      --------  --------    --------
   Total investments................................................................   285,424    63,238      95,816
Cash................................................................................
Foreign currency at value (cost $0, $0, $0, $0, $0, $1401, $0, $0, and $0,
 respectively)......................................................................                           1,401
Receivable for:
  Investments sold..................................................................                   1
  Fund shares sold..................................................................       438       293       1,275
  Interest..........................................................................     1,949         1           1
  Dividends.........................................................................                  83         157
  Futures contracts variation margin................................................
  Forward foreign currency exchange contracts sold..................................                             193
  Unrealized appreciation in forward currency contracts.............................                               3
  Other assets......................................................................                               2
                                                                                      --------  --------    --------
Total assets........................................................................   287,811    63,616      98,848
                                                                                      --------  --------    --------
LIABILITIES
Payables for:
  Investments purchased.............................................................    15,910        49
  Fund shares purchased.............................................................
  Futures contracts variation margin................................................
  Collateral for securities on loan.................................................    30,727    13,237      11,364
  Forward foreign currency exchange contracts purchased.............................                             193
  Unrealized depreciation in forward currency contracts.............................
  Other liabilities.................................................................        57         3          13
                                                                                      --------  --------    --------
Total liabilities...................................................................    46,694    13,289      11,570
                                                                                      --------  --------    --------
Net assets..........................................................................  $241,117  $ 50,327    $ 87,278
                                                                                      ========  ========    ========
Shares of beneficial interest outstanding...........................................    23,567     7,993      11,550
                                                                                      --------  --------    --------
Net asset value per share...........................................................  $  10.23  $   6.30    $   7.56
                                                                                      ========  ========    ========
Composition of net assets:
  Capital paid-in...................................................................  $237,529  $ 86,762    $145,329
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions.....................................................................    (1,307)  (17,667)    (42,898)
  Undistributed (distribution in excess of) net investment income (loss)............                             209
  Net unrealized appreciation (depreciation) of:
   Investments......................................................................     4,895   (18,768)    (15,365)
   Futures..........................................................................
   Translation of assets and liabilities in foreign currencies......................                               3
                                                                                      --------  --------    --------
Net assets..........................................................................  $241,117  $ 50,327    $ 87,278
                                                                                      ========  ========    ========

                                                                                       Equity   High Yield  Global
                                                                                       Index       Bond      Bond
                                                                                     ---------  ---------- -------
ASSETS
Long term investments at cost....................................................... $ 635,806   $ 57,877  $67,572
Net unrealized appreciation (depreciation) of investments...........................  (183,409)    (1,957)   7,034
Short-term investments at value.....................................................    16,301      3,494    7,604
                                                                                     ---------   --------  -------
   Total investments................................................................   468,698     59,414   82,210
Cash................................................................................
Foreign currency at value (cost $0, $0, $0, $0, $0, $1401, $0, $0, and $0, respectively)......................................................................
Receivable for:
  Investments sold..................................................................        66                 626
  Fund shares sold..................................................................                           422
  Interest..........................................................................                1,488    1,824
  Dividends.........................................................................       703
  Futures contracts variation margin................................................        22
  Forward foreign currency exchange contracts sold..................................                         6,649
  Unrealized appreciation in forward currency contracts.............................                           102
  Other assets......................................................................        68
                                                                                     ---------   --------  -------
Total assets........................................................................   469,557     60,902   91,833
                                                                                     ---------   --------  -------
LIABILITIES
Payables for:
  Investments purchased.............................................................     2,398               1,851
  Fund shares purchased.............................................................       710        115
  Futures contracts variation margin................................................
  Collateral for securities on loan.................................................                         4,711
  Forward foreign currency exchange contracts purchased.............................                         6,649
  Unrealized depreciation in forward currency contracts.............................                           143
  Other liabilities.................................................................       191          6        8
                                                                                     ---------   --------  -------
Total liabilities...................................................................     3,299        121   13,362
                                                                                     ---------   --------  -------
Net assets.......................................................................... $ 466,258   $ 60,781  $78,471
                                                                                     =========   ========  =======
Shares of beneficial interest outstanding...........................................    41,029     10,287    7,093
                                                                                     ---------   --------  -------
Net asset value per share........................................................... $   11.36   $   5.91  $ 11.06
                                                                                     =========   ========  =======
Composition of net assets:
  Capital paid-in................................................................... $ 676,545   $ 78,979  $74,138
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions.....................................................................   (32,139)   (16,266)  (2,808)
  Undistributed (distribution in excess of) net investment income (loss)............     5,533         25       41
  Net unrealized appreciation (depreciation) of:
   Investments......................................................................  (183,409)    (1,957)   7,034
   Futures..........................................................................      (272)
   Translation of assets and liabilities in foreign currencies......................                            66
                                                                                     ---------   --------  -------
Net assets.......................................................................... $ 466,258   $ 60,781  $78,471
                                                                                     =========   ========  =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I



December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                 Large Cap   Fundamental Active       Emerging    International
                                                                  Growth       Growth     Bond     Markets Equity Equity Index
                                                                 ---------   ----------- -------   -------------- -------------
INVESTMENT INCOME
   Interest..................................................... $     190    $     11   $56,152      $    29       $     60
   Dividends....................................................     5,182         110       335          665          2,140
   Securities lending...........................................        44          15       165                         166
                                                                 ---------    --------   -------      -------       --------
Total investment income.........................................     5,416         136    56,652          694          2,366
                                                                 ---------    --------   -------      -------       --------

EXPENSES
   Investment advisory fee......................................     2,906         253     5,841          557            197
   Auditors fees................................................        61           3        90            4             11
   Custodian fees...............................................       153          45       266          695            261
   Fidelity Bond fees...........................................         1                     1
   Legal fees...................................................        53           7        74            3              9
   Printing & mailing fees......................................       182          17       305           11             21
   Trustees' fees...............................................        16           1        23            1              3
   Other fees...................................................        21                    28            8              8
                                                                 ---------    --------   -------      -------       --------
Total expenses..................................................     3,393         326     6,628        1,279            510
   Less expenses reimbursed.....................................                   (45)                  (684)          (202)
                                                                 ---------    --------   -------      -------       --------
Net expenses....................................................     3,393         281     6,628          595            308
                                                                 ---------    --------   -------      -------       --------
Net investment income (loss)....................................     2,023        (145)   50,024           99          2,058
                                                                 ---------    --------   -------      -------       --------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................  (121,609)     (9,185)    2,847       (2,025)        (7,953)
   Financial futures contracts..................................                                                        (921)
   Foreign currency transactions................................                                          140            212
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................   (90,461)     (1,424)   14,002       (1,361)       (10,669)
   Futures......................................................                                                        (106)
   Translation of assets and liabilities in foreign currencies..                                          142            109
                                                                 ---------    --------   -------      -------       --------
  Net realized and unrealized gain (loss).......................  (212,070)    (10,609)   16,849       (3,104)       (19,328)
                                                                 ---------    --------   -------      -------       --------
  Net increase (decrease) in net assets resulting from
   operations................................................... $(210,047)   $(10,754)  $66,873      $(3,005)      $(17,270)
                                                                 =========    ========   =======      =======       ========

                                                                 Small Cap  Health   Global  Multi Cap
                                                                  Growth   Sciences Balanced  Growth
                                                                 --------- -------- -------- ---------
INVESTMENT INCOME
   Interest..................................................... $    125  $    10  $   459  $    261
   Dividends....................................................      201      313      247       791
   Securities lending...........................................      115                         113
                                                                 --------  -------  -------  --------
Total investment income.........................................      441      323      706     1,165
                                                                 --------  -------  -------  --------

EXPENSES
   Investment advisory fee......................................    1,549      277      305     1,797
   Auditors fees................................................       15        3        3        19
   Custodian fees...............................................       65       64      102        67
   Fidelity Bond fees...........................................
   Legal fees...................................................        2        2        2        16
   Printing & mailing fees......................................       22       25        8        56
   Trustees' fees...............................................        4        1        1         5
   Other fees...................................................        8        1        1         6
                                                                 --------  -------  -------  --------
Total expenses..................................................    1,665      373      422     1,966
   Less expenses reimbursed.....................................               (77)     (88)
                                                                 --------  -------  -------  --------
Net expenses....................................................    1,665      296      334     1,966
                                                                 --------  -------  -------  --------
Net investment income (loss)....................................   (1,224)      27      372      (801)
                                                                 --------  -------  -------  --------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................  (35,969)  (4,588)  (2,524)  (95,363)
   Financial futures contracts..................................
   Foreign currency transactions................................                26      370        (1)
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................  (17,803)  (2,173)     (96)   16,719
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..                57       (8)      (87)
                                                                 --------  -------  -------  --------
  Net realized and unrealized gain (loss).......................  (53,772)  (6,678)  (2,258)  (78,732)
                                                                 --------  -------  -------  --------
  Net increase (decrease) in net assets resulting from
   operations................................................... $(54,996) $(6,651) $(1,886) $(79,533)
                                                                 ========  =======  =======  ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I



December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)


                                                        Large Cap  Large Cap  Fundamental Money   Small/Mid Cap  Bond
                                                          Value    Value CORE    Value    Market     Growth      Index
                                                        ---------  ---------- ----------- ------- ------------- -------
INVESTMENT INCOME
   Interest............................................ $    181    $      6   $     90   $14,043   $    103    $ 9,631
   Dividends...........................................    6,332         990      2,908                  349
   Securities lending..................................       13                      9                   85         74
                                                        --------    --------   --------   -------   --------    -------
Total investment income................................    6,526         996      3,007    14,043        537      9,705
                                                        --------    --------   --------   -------   --------    -------

EXPENSES
   Investment advisory fee.............................    1,959         366      1,098     1,967      1,516        249
   Auditors fees.......................................       25           5         14        72         16         16
   Custodian fees......................................       80          49         84       175         87        101
   Fidelity Bond fees..................................                                         1
   Legal fees..........................................       20           4         12        58         13         12
   Printing & mailing fees.............................       75          51         (3)      217         46         46
   Trustees' fees......................................        7           1          4        18          4          4
   Other fees..........................................        8           3          4        22          5          5
                                                        --------    --------   --------   -------   --------    -------
Total expenses.........................................    2,174         479      1,213     2,530      1,687        433
   Less expenses reimbursed............................                  (64)                            (13)       (53)
                                                        --------    --------   --------   -------   --------    -------
Net expenses...........................................    2,174         415      1,213     2,530      1,674        380
                                                        --------    --------   --------   -------   --------    -------
Net investment income (loss)...........................    4,352         581      1,794    11,513     (1,137)     9,325
                                                        --------    --------   --------   -------   --------    -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments.........................................    2,769      (6,163)   (19,935)              (5,715)       302
   Financial futures contracts.........................                  (90)      (365)
   Foreign currency transactions.......................
  Change in unrealized appreciation (depreciation) on:
   Investments.........................................  (45,256)     (3,794)   (10,518)             (31,900)     7,403
   Futures.............................................                    3        (93)
   Translation of assets and liabilities in foreign
    currencies.........................................
                                                        --------    --------   --------   -------   --------    -------
  Net realized and unrealized gain (loss)..............  (42,487)    (10,044)   (30,911)             (37,615)     7,705
                                                        --------    --------   --------   -------   --------    -------
  Net increase (decrease) in net assets resulting from
   operations.......................................... $(38,135)   $ (9,463)  $(29,117)  $11,513   $(38,752)   $17,030
                                                        ========    ========   ========   =======   ========    =======

                                                        Large Cap
                                                        Aggressive Small/Mid Cap Small Cap
                                                          Growth       CORE        Value
                                                        ---------- ------------- ---------
INVESTMENT INCOME
   Interest............................................  $      9     $    21    $     93
   Dividends...........................................       247         639       1,955
   Securities lending..................................         8           7          19
                                                         --------     -------    --------
Total investment income................................       264         667       2,067
                                                         --------     -------    --------

EXPENSES
   Investment advisory fee.............................       278         393       1,179
   Auditors fees.......................................         3           4          12
   Custodian fees......................................        20          92          51
   Fidelity Bond fees..................................
   Legal fees..........................................         2           4           9
   Printing & mailing fees.............................         9          13          37
   Trustees' fees......................................         1           1           3
   Other fees..........................................         2           2           2
                                                         --------     -------    --------
Total expenses.........................................       315         509       1,293
   Less expenses reimbursed............................        (5)        (71)         (2)
                                                         --------     -------    --------
Net expenses...........................................       310         438       1,291
                                                         --------     -------    --------
Net investment income (loss)...........................       (46)        229         776
                                                         --------     -------    --------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments.........................................   (10,039)     (3,636)        459
   Financial futures contracts.........................                  (177)        (80)
   Foreign currency transactions.......................
  Change in unrealized appreciation (depreciation) on:
   Investments.........................................    (2,376)     (4,659)    (12,111)
   Futures.............................................                    (2)        (22)
   Translation of assets and liabilities in foreign
    currencies.........................................
                                                         --------     -------    --------
  Net realized and unrealized gain (loss)..............   (12,415)     (8,474)    (11,754)
                                                         --------     -------    --------
  Net increase (decrease) in net assets resulting from
   operations..........................................  $(12,461)    $(8,245)   $(10,978)
                                                         ========     =======    ========

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I


December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                   Real Estate  Growth &             Short-Term Small Cap
                                                                     Equity      Income    Managed      Bond     Equity
                                                                   ----------- ---------  ---------  ---------- ---------
INVESTMENT INCOME
   Interest.......................................................  $     90   $     490  $  33,907   $ 9,448   $     25
   Dividends......................................................    10,277      30,434     21,738                  621
   Securities lending.............................................                   143        429        77         66
                                                                    --------   ---------  ---------   -------   --------
Total investment income...........................................    10,367      31,067     56,074     9,525        712
                                                                    --------   ---------  ---------   -------   --------
EXPENSES
   Investment advisory fee........................................     1,797      14,166     15,022     1,152        539
   Auditors fees..................................................        18         211        220        17          6
   Custodian fees.................................................        70         440        580        60         47
   Fidelity Bond fees.............................................                     4          4
   Legal fees.....................................................        14         175        182        14          5
   Printing & mailing fees........................................        52         687        679        49         19
   Trustees' fees.................................................         5          53         56         4          2
   Other fees.....................................................         4          76         71         3          3
                                                                    --------   ---------  ---------   -------   --------
Total expenses....................................................     1,960      15,812     16,814     1,299        621
   Less expenses reimbursed.......................................                                                   (23)
                                                                    --------   ---------  ---------   -------   --------
Net expenses......................................................     1,960      15,812     16,814     1,299        598
                                                                    --------   ---------  ---------   -------   --------
Net investment income (loss)......................................     8,407      15,255     39,260     8,226        114
                                                                    --------   ---------  ---------   -------   --------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments....................................................     3,167    (269,774)  (107,101)     (385)    (6,232)
   Financial futures contracts....................................
   Foreign currency transactions..................................                           (1,470)
  Change in unrealized appreciation (depreciation) on:
   Investments....................................................   (10,761)   (277,602)  (257,912)    2,688    (13,044)
   Futures........................................................
   Translation of assets and liabilities in foreign currencies....                              927
                                                                    --------   ---------  ---------   -------   --------
  Net realized and unrealized gain (loss).........................    (7,594)   (547,376)  (365,556)    2,303    (19,276)
                                                                    --------   ---------  ---------   -------   --------
  Net increase (decrease) in net assets resulting from operations.  $    813   $(532,121) $(326,296)  $10,529   $(19,162)
                                                                    ========   =========  =========   =======   ========

                                                                   International   Equity   High Yield  Global
                                                                   Opportunities   Index       Bond      Bond
                                                                   ------------- ---------  ---------- -------
INVESTMENT INCOME
   Interest.......................................................   $     39    $     274   $  6,221  $ 2,592
   Dividends......................................................      1,557        7,825         11
   Securities lending.............................................         76                                7
                                                                     --------    ---------   --------  -------
Total investment income...........................................      1,672        8,099      6,232    2,599
                                                                     --------    ---------   --------  -------
EXPENSES
   Investment advisory fee........................................        988          671        464      493
   Auditors fees..................................................          8           49          5        5
   Custodian fees.................................................        287          166         61       68
   Fidelity Bond fees.............................................                       1
   Legal fees.....................................................          6           40          4        4
   Printing & mailing fees........................................         25          166         17       14
   Trustees' fees.................................................          2           12          2        1
   Other fees.....................................................         21           50          2        3
                                                                     --------    ---------   --------  -------
Total expenses....................................................      1,337        1,155        555      588
   Less expenses reimbursed.......................................       (263)                    (33)     (37)
                                                                     --------    ---------   --------  -------
Net expenses......................................................      1,074        1,155        522      551
                                                                     --------    ---------   --------  -------
Net investment income (loss)......................................        598        6,944      5,710    2,048
                                                                     --------    ---------   --------  -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments....................................................    (24,574)     (15,504)   (13,395)      39
   Financial futures contracts....................................                  (3,824)
   Foreign currency transactions..................................        203                       2      665
  Change in unrealized appreciation (depreciation) on:
   Investments....................................................      3,186     (117,431)     5,078    7,105
   Futures........................................................                    (369)
   Translation of assets and liabilities in foreign currencies....          5                              290
                                                                     --------    ---------   --------  -------
  Net realized and unrealized gain (loss).........................    (21,180)    (137,128)    (8,315)   8,099
                                                                     --------    ---------   --------  -------
  Net increase (decrease) in net assets resulting from operations.   $(20,582)   $(130,184)  $ (2,605) $10,147
                                                                     ========    =========   ========  =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I


--------------------------------------------------------------------------------
(000's Omitted)

                                                              Large Cap Growth         Fundamental Growth
                                                          ------------------------  ------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                          December 31, December 31, December 31, December 31,
                                                              2002         2001         2002         2001
                                                          ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................  $   2,023    $    1,985    $   (145)    $   (169)
  Net realized gain (loss)...............................   (121,609)     (170,555)     (9,185)     (20,009)
  Change in net unrealized appreciation (depreciation)...    (90,461)      (26,354)     (1,424)       4,341
                                                           ---------    ----------    --------     --------
   Net increase (decrease) in net assets resulting from
    operations...........................................   (210,047)     (194,924)    (10,754)     (15,837)
Distributions to shareholders from:
  Net investment income..................................     (2,023)       (1,518)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................
                                                           ---------    ----------    --------     --------
   Decrease in net assets resulting from distributions...     (2,023)       (1,518)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................     76,521       122,592       6,642       15,212
  Shares issued in reorganization........................                                             4,720
  Distributions reinvested...............................      2,023         1,518
  Payment for shares redeemed............................   (140,761)     (303,540)    (13,720)     (12,312)
                                                           ---------    ----------    --------     --------
   Increase (decrease) in net assets from fund share
    transactions.........................................    (62,217)     (179,430)     (7,078)       7,620
                                                           ---------    ----------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS....................   (274,287)     (375,872)    (17,832)      (8,217)
NET ASSETS
  Beginning of Period....................................    770,915     1,146,787      37,897       46,114
                                                           ---------    ----------    --------     --------
  End of Period..........................................  $ 496,628    $  770,915    $ 20,065     $ 37,897
                                                           =========    ==========    ========     ========
Analysis of fund share transactions:
  Sold...................................................      5,775         7,744         999        1,669
  Issued in reorganization...............................                                               554
  Reinvested.............................................        155           102
  Redeemed...............................................    (11,115)      (18,966)     (2,073)      (1,440)
                                                           ---------    ----------    --------     --------
Net increase (decrease) in fund shares outstanding.......     (5,185)      (11,120)     (1,074)         783
                                                           =========    ==========    ========     ========

                                                                 Active Bond         Emerging Markets Equity
                                                          ------------------------  ------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                          December 31, December 31, December 31, December 31,
                                                              2002         2001         2002         2001
                                                          ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................  $  50,024    $  50,779     $     99     $    216
  Net realized gain (loss)...............................      2,847       15,343       (1,885)     (13,346)
  Change in net unrealized appreciation (depreciation)...     14,002       (4,949)      (1,219)      11,780
                                                           ---------    ---------     --------     --------
   Net increase (decrease) in net assets resulting from
    operations...........................................     66,873       61,173       (3,005)      (1,350)
Distributions to shareholders from:
  Net investment income..................................    (50,011)     (51,604)         (93)         (65)
  In excess of net investment income.....................
  Realized gains.........................................     (2,663)
  In excess of realized gain.............................
  Capital paid-in........................................
                                                           ---------    ---------     --------     --------
   Decrease in net assets resulting from distributions...    (52,674)     (51,604)         (93)         (65)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................    133,638      193,838       98,743       36,173
  Shares issued in reorganization........................                  77,902
  Distributions reinvested...............................     52,674       51,604           93           65
  Payment for shares redeemed............................   (160,571)    (227,698)     (90,188)     (36,877)
                                                           ---------    ---------     --------     --------
   Increase (decrease) in net assets from fund share
    transactions.........................................     25,741       95,646        8,648         (639)
                                                           ---------    ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS....................     39,940      105,215        5,550       (2,054)
NET ASSETS
  Beginning of Period....................................    947,514      842,299       28,956       31,010
                                                           ---------    ---------     --------     --------
  End of Period..........................................  $ 987,454    $ 947,514     $ 34,506     $ 28,956
                                                           =========    =========     ========     ========
Analysis of fund share transactions:
  Sold...................................................     13,944       20,141       15,252        5,789
  Issued in reorganization...............................                   8,180
  Reinvested.............................................      5,525        5,380           14           12
  Redeemed...............................................    (16,811)     (23,719)     (14,004)      (5,933)
                                                           ---------    ---------     --------     --------
Net increase (decrease) in fund shares outstanding.......      2,658        9,982        1,262         (132)
                                                           =========    =========     ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I



--------------------------------------------------------------------------------
(000's Omitted)

                                                     International Equity Index     Small Cap Growth
                                                     ------------------------   ------------------------

                                                      Year Ended    Year Ended   Year Ended   Year Ended
                                                     December 31,  December 31, December 31, December 31,
                                                         2002          2001         2002         2001
                                                     ------------  ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................   $  2,058      $  2,559     $ (1,224)   $  (1,022)
  Net realized gain (loss)..........................     (8,662)       (7,738)     (35,969)     (40,555)
  Change in net unrealized appreciation
   (depreciation)...................................    (10,666)      (31,880)     (17,803)      11,615
                                                       --------      --------     --------    ---------
   Net increase (decrease) in net assets resulting
    from operations.................................    (17,270)      (37,059)     (54,996)     (29,962)
Distributions to shareholders from:
  Net investment income.............................     (2,052)       (1,958)
  In excess of net investment income................
  Realized gains....................................
  In excess of realized gain........................
  Capital paid-in...................................                     (594)
                                                       --------      --------     --------    ---------
   Decrease in net assets resulting from
    distributions...................................     (2,052)       (2,552)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................     92,695        33,664       60,295       81,975
  Shares issued in reorganization...................                                             10,743
  Distributions reinvested..........................      2,052         2,552
  Payment for shares redeemed.......................    (98,528)      (69,597)     (73,977)    (107,897)
                                                       --------      --------     --------    ---------
   Increase (decrease) in net assets from fund
    share transactions..............................     (3,781)      (33,381)     (13,682)     (15,179)
                                                       --------      --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS...............    (23,103)      (72,992)     (68,678)     (45,141)

NET ASSETS
  Beginning of Period...............................    122,020       195,012      189,401      234,542
                                                       --------      --------     --------    ---------
  End of Period.....................................   $ 98,917      $122,020     $120,723    $ 189,401
                                                       ========      ========     ========    =========
Analysis of fund share transactions:
  Sold..............................................      8,608         2,623        6,154        7,185
  Issued in reorganization..........................                                                904
  Reinvested........................................        183           190
  Redeemed..........................................     (9,057)       (5,375)      (7,603)      (9,410)
                                                       --------      --------     --------    ---------
Net increase (decrease) in fund shares outstanding..       (266)       (2,562)      (1,449)      (1,321)
                                                       ========      ========     ========    =========

                                                           Health Sciences             Global Balanced
                                                     ---------------------------  ------------------------
                                                                    Period from
                                                      Year Ended  May 1, 2001 (*)  Year Ended   Year Ended
                                                     December 31, to December 31, December 31, December 31,
                                                         2002          2001           2002         2001
                                                     ------------ --------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................   $     27       $   (26)      $    372     $   360
  Net realized gain (loss)..........................     (4,562)         (284)        (2,154)       (588)
  Change in net unrealized appreciation
   (depreciation)...................................     (2,116)         (169)          (104)     (1,657)
                                                       --------       -------       --------     -------
   Net increase (decrease) in net assets resulting
    from operations.................................     (6,651)         (479)        (1,886)     (1,885)
Distributions to shareholders from:
  Net investment income.............................        (56)                        (374)       (355)
  In excess of net investment income................
  Realized gains....................................
  In excess of realized gain........................
  Capital paid-in...................................                      (16)
                                                       --------       -------       --------     -------
   Decrease in net assets resulting from
    distributions...................................        (56)          (16)          (374)       (355)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................      9,884        30,688         14,757      13,556
  Shares issued in reorganization...................
  Distributions reinvested..........................         56            16            374         355
  Payment for shares redeemed.......................    (10,436)         (336)       (14,225)     (8,908)
                                                       --------       -------       --------     -------
   Increase (decrease) in net assets from fund
    share transactions..............................       (496)       30,368            906       5,003
                                                       --------       -------       --------     -------
NET INCREASE (DECREASE) IN NET ASSETS...............     (7,203)       29,873         (1,354)      2,763

NET ASSETS
  Beginning of Period...............................     29,873                       31,290      28,527
                                                       --------       -------       --------     -------
  End of Period.....................................   $ 22,670       $29,873       $ 29,936     $31,290
                                                       ========       =======       ========     =======
Analysis of fund share transactions:
  Sold..............................................      1,133         3,079          1,868       1,552
  Issued in reorganization..........................
  Reinvested........................................          7             2             46          40
  Redeemed..........................................     (1,288)          (35)        (1,788)     (1,016)
                                                       --------       -------       --------     -------
Net increase (decrease) in fund shares outstanding..       (148)        3,046            126         576
                                                       ========       =======       ========     =======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I



--------------------------------------------------------------------------------
(000's Omitted)

                                                                         Multi Cap Growth           Large Cap Value
                                                                     ------------------------  ------------------------
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $   (801)   $  (1,408)    $  4,352     $  3,436
  Net realized gain (loss)..........................................    (95,364)    (183,155)       2,769        4,078
  Change in net unrealized appreciation (depreciation)..............     16,632       36,046      (45,256)      (4,226)
                                                                       --------    ---------     --------     --------
   Net increase (decrease) in net assets resulting from operations..    (79,533)    (148,517)     (38,135)       3,288
Distributions to shareholders from:
  Net investment income.............................................                               (4,351)      (3,428)
  In excess of net investment income................................
  Realized gains....................................................                               (3,600)      (3,273)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------    ---------     --------     --------
   Decrease in net assets resulting from distributions..............                               (7,951)      (6,701)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     56,048      136,156      110,232      143,863
  Shares issued in reorganization...................................
  Distributions reinvested..........................................                                7,951        6,701
  Payment for shares redeemed.......................................    (62,555)    (135,728)     (72,602)     (91,040)
                                                                       --------    ---------     --------     --------
   Increase (decrease) in net assets from fund share transactions...     (6,507)         428       45,581       59,524
                                                                       --------    ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (86,040)    (148,089)        (505)      56,111

NET ASSETS
  Beginning of Period...............................................    245,899      393,988      260,646      204,535
                                                                       --------    ---------     --------     --------
  End of Period.....................................................   $159,859    $ 245,899     $260,141     $260,646
                                                                       ========    =========     ========     ========

Analysis of fund share transactions:
  Sold..............................................................      7,156       11,975        8,372       10,119
  Issued in reorganization..........................................
  Reinvested........................................................                                  637          473
  Redeemed..........................................................     (8,119)     (12,237)      (5,580)      (6,403)
                                                                       --------    ---------     --------     --------
Net increase (decrease) in fund shares outstanding..................       (963)        (262)       3,429        4,189
                                                                       ========    =========     ========     ========

                                                                       Large Cap Value CORE        Fundamental Value
                                                                     ------------------------  ------------------------
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $    581     $   364      $  1,794     $    348
  Net realized gain (loss)..........................................     (6,253)       (972)      (20,300)      (1,269)
  Change in net unrealized appreciation (depreciation)..............     (3,791)     (1,425)      (10,611)      (2,551)
                                                                       --------     -------      --------     --------
   Net increase (decrease) in net assets resulting from operations..     (9,463)     (2,033)      (29,117)      (3,472)
Distributions to shareholders from:
  Net investment income.............................................       (581)       (364)       (1,766)        (348)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................                                  (28)
                                                                       --------     -------      --------     --------
   Decrease in net assets resulting from distributions..............       (581)       (364)       (1,794)        (348)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     13,044      41,157        39,206       58,803
  Shares issued in reorganization...................................                  6,577                    102,164
  Distributions reinvested..........................................        581         364         1,794          348
  Payment for shares redeemed.......................................    (23,648)     (3,033)      (50,697)     (11,513)
                                                                       --------     -------      --------     --------
   Increase (decrease) in net assets from fund share transactions...    (10,023)     45,065        (9,697)     149,802
                                                                       --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (20,067)     42,668       (40,608)     145,982

NET ASSETS
  Beginning of Period...............................................     60,832      18,164       161,710       15,728
                                                                       --------     -------      --------     --------
  End of Period.....................................................   $ 40,765     $60,832      $121,102     $161,710
                                                                       ========     =======      ========     ========

Analysis of fund share transactions:
  Sold..............................................................      1,462       4,056         3,997        5,182
  Issued in reorganization..........................................                    673                      9,640
  Reinvested........................................................         67          37           190           32
  Redeemed..........................................................     (2,585)       (323)       (5,425)      (1,049)
                                                                       --------     -------      --------     --------
Net increase (decrease) in fund shares outstanding..................     (1,056)      4,443        (1,238)      13,805
                                                                       ========     =======      ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I



--------------------------------------------------------------------------------
(000's Omitted)

                                                             Money Market           Small/Mid Cap Growth
                                                       ------------------------   ------------------------
                                                        Year Ended    Year Ended   Year Ended   Year Ended
                                                       December 31,  December 31, December 31, December 31,
                                                           2002          2001         2002         2001
                                                       ------------  ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)........................ $    11,513    $  19,646     $ (1,137)    $   (696)
  Net realized gain (loss)............................                                (5,715)      (4,700)
  Change in net unrealized appreciation
   (depreciation).....................................                               (31,900)       9,988
                                                       -----------    ---------     --------     --------
   Net increase (decrease) in net assets resulting
    from operations...................................      11,513       19,646      (38,752)       4,592
Distributions to shareholders from:
  Net investment income...............................     (11,513)     (19,646)
  In excess of net investment income..................
  Realized gains......................................
  In excess of realized gain..........................
  Capital paid-in.....................................                                (1,738)
                                                       -----------    ---------     --------     --------
   Decrease in net assets resulting from
    distributions.....................................     (11,513)     (19,646)      (1,738)
Capital contributions
From fund share transactions:
  Proceeds from shares sold...........................   1,263,747      808,300       56,477       64,594
  Shares issued in reorganization.....................                  130,550
  Distributions reinvested............................      11,513       19,646        1,738
  Payment for shares redeemed.........................  (1,102,660)    (709,833)     (61,999)     (73,964)
                                                       -----------    ---------     --------     --------
   Increase (decrease) in net assets from fund share
    transactions......................................     172,600      248,663       (3,784)      (9,370)
                                                       -----------    ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS.................     172,600      248,663      (44,274)      (4,778)

NET ASSETS
  Beginning of Period.................................     745,516      496,853      185,232      190,010
                                                       -----------    ---------     --------     --------
  End of Period....................................... $   918,116    $ 745,516     $140,958     $185,232
                                                       ===========    =========     ========     ========
Analysis of fund share transactions:
  Sold................................................   1,263,747      808,300        4,608        4,850
  Issued in 10 for 1 stock split......................                  447,168
  Issued in reorganization............................                  130,550
  Reinvested..........................................      11,513       19,646          156
  Redeemed............................................  (1,102,660)    (709,833)      (5,071)      (5,571)
                                                       -----------    ---------     --------     --------
Net increase (decrease) in fund shares outstanding....     172,600      695,831         (307)        (721)
                                                       ===========    =========     ========     ========

                                                              Bond Index         Large Cap Aggressive Growth
                                                       ------------------------  --------------------------
                                                        Year Ended   Year Ended   Year Ended    Year Ended
                                                       December 31, December 31, December 31,  December 31,
                                                           2002         2001         2002          2001
                                                       ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)........................   $  9,325     $  5,265     $    (46)     $    (19)
  Net realized gain (loss)............................        302          759      (10,039)       (6,465)
  Change in net unrealized appreciation
   (depreciation).....................................      7,403          195       (2,376)        2,147
                                                         --------     --------     --------      --------
   Net increase (decrease) in net assets resulting
    from operations...................................     17,030        6,219      (12,461)       (4,337)
Distributions to shareholders from:
  Net investment income...............................     (9,249)      (5,371)
  In excess of net investment income..................
  Realized gains......................................       (179)        (207)
  In excess of realized gain..........................
  Capital paid-in.....................................       (217)
                                                         --------     --------     --------      --------
   Decrease in net assets resulting from
    distributions.....................................     (9,645)      (5,578)
Capital contributions
From fund share transactions:
  Proceeds from shares sold...........................    130,836      123,885        7,724        31,123
  Shares issued in reorganization.....................
  Distributions reinvested............................      9,645        5,578
  Payment for shares redeemed.........................    (69,129)     (65,514)     (10,752)      (13,292)
                                                         --------     --------     --------      --------
   Increase (decrease) in net assets from fund share
    transactions......................................     71,352       63,949       (3,028)       17,831
                                                         --------     --------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS.................     78,737       64,590      (15,489)       13,494

NET ASSETS
  Beginning of Period.................................    129,358       64,768       39,738        26,244
                                                         --------     --------     --------      --------
  End of Period.......................................   $208,095     $129,358     $ 24,249      $ 39,738
                                                         ========     ========     ========      ========
Analysis of fund share transactions:
  Sold................................................     13,015       12,513        1,161         3,742
  Issued in 10 for 1 stock split......................
  Issued in reorganization............................
  Reinvested..........................................        959          563
  Redeemed............................................     (6,852)      (6,641)      (1,704)       (1,605)
                                                         --------     --------     --------      --------
Net increase (decrease) in fund shares outstanding....      7,122        6,435         (543)        2,137
                                                         ========     ========     ========      ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I


--------------------------------------------------------------------------------
(000's Omitted)

                                                             Small/Mid Cap CORE          Small Cap Value
                                                          ------------------------  ------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                          December 31, December 31, December 31, December 31,
                                                              2002         2001         2002         2001
                                                          ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................   $    229     $    143     $    776     $    511
  Net realized gain (loss)...............................     (3,813)         (90)         379          821
  Change in net unrealized appreciation (depreciation)...     (4,661)         822      (12,133)       7,864
                                                            --------     --------     --------     --------
   Net increase (decrease) in net assets resulting from
    operations...........................................     (8,245)         875      (10,978)       9,196
Distributions to shareholders from:
  Net investment income..................................       (227)        (143)        (885)        (510)
  In excess of net investment income.....................
  Realized gains.........................................                               (1,001)        (564)
  In excess of realized gain.............................
  Capital paid-in........................................         (2)                   (1,231)
                                                            --------     --------     --------     --------
   Decrease in net assets resulting from distributions...       (229)        (143)      (3,117)      (1,074)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................     53,157       36,196       76,240       92,515
  Shares issued in reorganization........................
  Distributions reinvested...............................        229          143        3,117        1,074
  Payment for shares redeemed............................    (43,215)     (12,261)     (48,416)     (27,923)
                                                            --------     --------     --------     --------
   Increase (decrease) in net assets from fund share
    transactions.........................................     10,171       24,078       30,941       65,666
                                                            --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS....................      1,697       24,810       16,846       73,788
NET ASSETS
  Beginning of Period....................................     46,446       21,636      103,224       29,436
                                                            --------     --------     --------     --------
  End of Period..........................................   $ 48,143     $ 46,446     $120,070     $103,224
                                                            ========     ========     ========     ========
Analysis of fund share transactions:
  Sold...................................................      5,734        3,812        5,465        7,099
  Issued in reorganization...............................
  Reinvested.............................................         26           15          244           80
  Redeemed...............................................     (4,680)      (1,300)      (3,640)      (2,193)
                                                            --------     --------     --------     --------
Net increase (decrease) in fund shares outstanding.......      1,080        2,527        2,069        4,986
                                                            ========     ========     ========     ========

                                                             Real Estate Equity          Growth & Income
                                                          ------------------------  ------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                          December 31, December 31, December 31, December 31,
                                                              2002         2001         2002         2001
                                                          ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................   $  8,407     $  7,773    $   15,255   $   13,246
  Net realized gain (loss)...............................      3,167        5,123      (269,774)    (453,534)
  Change in net unrealized appreciation (depreciation)...    (10,761)      (3,410)     (277,602)     (51,250)
                                                            --------     --------    ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations...........................................        813        9,486      (532,121)    (491,538)
Distributions to shareholders from:
  Net investment income..................................     (8,765)      (6,732)      (15,248)     (13,030)
  In excess of net investment income.....................
  Realized gains.........................................     (4,175)      (4,879)
  In excess of realized gain.............................
  Capital paid-in........................................
                                                            --------     --------    ----------   ----------
   Decrease in net assets resulting from distributions...    (12,940)     (11,611)      (15,248)     (13,030)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................     75,035       73,008       122,967      311,376
  Shares issued in reorganization........................                                             59,218
  Distributions reinvested...............................     12,940       11,611        15,248       13,030
  Payment for shares redeemed............................    (61,575)     (77,652)     (304,962)    (727,725)
                                                            --------     --------    ----------   ----------
   Increase (decrease) in net assets from fund share
    transactions.........................................     26,400        6,967      (166,747)    (344,101)
                                                            --------     --------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS....................     14,273        4,842      (714,116)    (848,669)
NET ASSETS
  Beginning of Period....................................    163,653      158,811     2,476,319    3,324,988
                                                            --------     --------    ----------   ----------
  End of Period..........................................   $177,926     $163,653    $1,762,203   $2,476,319
                                                            ========     ========    ==========   ==========
Analysis of fund share transactions:
  Sold...................................................      5,436        5,313        11,661       25,462
  Issued in reorganization...............................                                              4,976
  Reinvested.............................................        969          852         1,471        1,064
  Redeemed...............................................     (4,574)      (5,701)      (29,468)     (58,433)
                                                            --------     --------    ----------   ----------
Net increase (decrease) in fund shares outstanding.......      1,831          464       (16,336)     (26,931)
                                                            ========     ========    ==========   ==========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I



--------------------------------------------------------------------------------
(000's Omitted)

                                                                Managed               Short-Term Bond
                                                       ------------------------  ------------------------
                                                        Year Ended   Year Ended   Year Ended   Year Ended
                                                       December 31, December 31, December 31, December 31,
                                                           2002         2001         2002         2001
                                                       ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)........................  $   39,260  $    56,511    $  8,226     $  6,163
  Net realized gain (loss)............................    (108,571)    (102,981)       (385)         872
  Change in net unrealized appreciation
   (depreciation).....................................    (256,985)     (40,305)      2,688        1,584
                                                        ----------  -----------    --------     --------
   Net increase (decrease) in net assets resulting
    from operations...................................    (326,296)     (86,775)     10,529        8,619
Distributions to shareholders from:
  Net investment income...............................     (39,246)     (57,251)     (7,972)      (6,318)
  In excess of net investment income..................
  Realized gains......................................                  (13,282)
  In excess of realized gain..........................
  Capital paid-in.....................................                                 (489)
                                                        ----------  -----------    --------     --------
   Decrease in net assets resulting from
    distributions.....................................     (39,246)     (70,533)     (8,461)      (6,318)
Capital contributions
From fund share transactions:
  Proceeds from shares sold...........................     141,803      704,451     121,761      115,976
  Shares issued in reorganization.....................                   16,164
  Distributions reinvested............................      39,246       70,533       8,461        6,318
  Payment for shares redeemed.........................    (405,346)  (1,102,931)    (40,623)     (55,254)
                                                        ----------  -----------    --------     --------
   Increase (decrease) in net assets from fund share
    transactions......................................    (224,297)    (311,783)     89,599       67,040
                                                        ----------  -----------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS.................    (589,839)    (469,091)     91,667       69,341

NET ASSETS
  Beginning of Period.................................   2,526,703    2,995,794     149,450       80,109
                                                        ----------  -----------    --------     --------
  End of Period.......................................  $1,936,864  $ 2,526,703    $241,117     $149,450
                                                        ==========  ===========    ========     ========
Analysis of fund share transactions:
  Sold................................................      11,521       52,990      11,951       11,522
  Issued in reorganization............................                    1,253
  Reinvested..........................................       3,304        5,344         833          628
  Redeemed............................................     (34,237)     (83,108)     (3,998)      (5,491)
                                                        ----------  -----------    --------     --------
Net increase (decrease) in fund shares outstanding....     (19,412)     (23,521)      8,786        6,659
                                                        ==========  ===========    ========     ========

                                                           Small Cap Equity      International Opportunities
                                                       ------------------------  --------------------------
                                                        Year Ended   Year Ended   Year Ended    Year Ended
                                                       December 31, December 31, December 31,  December 31,
                                                           2002         2001         2002          2001
                                                       ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)........................   $    114     $     44    $     598     $     601
  Net realized gain (loss)............................     (6,232)     (11,331)     (24,371)       (9,189)
  Change in net unrealized appreciation
   (depreciation).....................................    (13,044)       7,970        3,191       (14,512)
                                                         --------     --------    ---------     ---------
   Net increase (decrease) in net assets resulting
    from operations...................................    (19,162)      (3,317)     (20,582)      (23,100)
Distributions to shareholders from:
  Net investment income...............................       (114)         (42)        (592)         (455)
  In excess of net investment income..................
  Realized gains......................................
  In excess of realized gain..........................
  Capital paid-in.....................................                                               (246)
                                                         --------     --------    ---------     ---------
   Decrease in net assets resulting from
    distributions.....................................       (114)         (42)        (592)         (701)
Capital contributions
From fund share transactions:
  Proceeds from shares sold...........................     40,696       46,272      219,231        96,153
  Shares issued in reorganization.....................                               24,706
  Distributions reinvested............................        114           42          592           701
  Payment for shares redeemed.........................    (42,400)     (41,793)    (219,668)     (109,496)
                                                         --------     --------    ---------     ---------
   Increase (decrease) in net assets from fund share
    transactions......................................     (1,590)       4,521       24,861       (12,642)
                                                         --------     --------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS.................    (20,866)       1,162        3,687       (36,443)

NET ASSETS
  Beginning of Period.................................     71,193       70,031       83,591       120,034
                                                         --------     --------    ---------     ---------
  End of Period.......................................   $ 50,327     $ 71,193    $  87,278     $  83,591
                                                         ========     ========    =========     =========
Analysis of fund share transactions:
  Sold................................................      5,357        5,345       28,860         9,857
  Issued in reorganization............................
  Reinvested..........................................         19            4           69            68
  Redeemed............................................     (5,481)      (4,912)     (26,366)      (11,066)
                                                         --------     --------    ---------     ---------
Net increase (decrease) in fund shares outstanding....       (105)         437        2,563        (1,141)
                                                         ========     ========    =========     =========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I


--------------------------------------------------------------------------------
(000's Omitted)

                                                                           Equity Index             High Yield Bond
                                                                     ------------------------  ------------------------
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................  $   6,944    $   6,124     $  5,710     $  3,877
  Net realized gain (loss)..........................................    (19,328)      11,749      (13,393)      (2,487)
  Change in net unrealized appreciation (depreciation)..............   (117,800)     (80,644)       5,078       (1,683)
                                                                      ---------    ---------     --------     --------
   Net increase (decrease) in net assets resulting from operations..   (130,184)     (62,771)      (2,605)        (293)
Distributions to shareholders from:
  Net investment income.............................................     (4,601)      (6,122)      (5,697)      (3,490)
  In excess of net investment income................................
  Realized gains....................................................     (2,918)     (17,290)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                      ---------    ---------     --------     --------
   Decrease in net assets resulting from distributions..............     (7,519)     (23,412)      (5,697)      (3,490)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................    170,409      278,829       68,950       85,962
  Shares issued in reorganization...................................                  15,141
  Distributions reinvested..........................................      7,519       23,412        5,697        3,490
  Payment for shares redeemed.......................................   (112,758)    (218,067)     (56,838)     (60,373)
                                                                      ---------    ---------     --------     --------
   Increase (decrease) in net assets from fund share transactions...     65,170       99,315       17,809       29,079
                                                                      ---------    ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (72,533)      13,132        9,507       25,296

NET ASSETS
  Beginning of Period...............................................    538,791      525,659       51,274       25,978
                                                                      ---------    ---------     --------     --------
  End of Period.....................................................  $ 466,258    $ 538,791     $ 60,781     $ 51,274
                                                                      =========    =========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................     13,047       17,585       11,198       11,506
  Issued in reorganization..........................................                   1,009
  Reinvested........................................................        598        1,555          919          481
  Redeemed..........................................................     (8,896)     (13,662)      (9,337)      (8,023)
                                                                      ---------    ---------     --------     --------
Net increase (decrease) in fund shares outstanding..................      4,749        6,487        2,780        3,964
                                                                      =========    =========     ========     ========

                                                                            Global Bond
                                                                     ------------------------
                                                                      Year Ended   Year Ended
                                                                     December 31, December 31,
                                                                         2002         2001
                                                                     ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $  2,048     $  2,276
  Net realized gain (loss)..........................................        704         (379)
  Change in net unrealized appreciation (depreciation)..............      7,395       (2,871)
                                                                       --------     --------
   Net increase (decrease) in net assets resulting from operations..     10,147         (974)
Distributions to shareholders from:
  Net investment income.............................................     (3,132)      (2,242)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................       (335)
                                                                       --------     --------
   Decrease in net assets resulting from distributions..............     (3,467)      (2,242)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     64,973       28,530
  Shares issued in reorganization...................................
  Distributions reinvested..........................................      3,467        2,242
  Payment for shares redeemed.......................................    (44,295)     (48,383)
                                                                       --------     --------
   Increase (decrease) in net assets from fund share transactions...     24,145      (17,611)
                                                                       --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................     30,825      (20,827)

NET ASSETS
  Beginning of Period...............................................     47,646       68,473
                                                                       --------     --------
  End of Period.....................................................   $ 78,471     $ 47,646
                                                                       ========     ========
Analysis of fund share transactions:
  Sold..............................................................      6,063        2,771
  Issued in reorganization..........................................
  Reinvested........................................................        313          227
  Redeemed..........................................................     (4,176)      (4,728)
                                                                       --------     --------
Net increase (decrease) in fund shares outstanding..................      2,200       (1,730)
                                                                       ========     ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I


--------------------------------------------------------------------------------
Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                   Income from Investment Operations                                    Less Distributions
                                --------------------------------------  ------------------------------------------------------
                                             Net Realized                            Distribution
                     Net Assets    Net            and          Total    Distribution   From Net   Distribution in Distribution
                      Value at  Investment    Unrealized        From      From Net     Realized      Excess of        From
                     Beginning    Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment    Capital
                     of Period    (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains     Paid-in
                     ---------- ---------- ----------------- ---------- ------------ ------------ --------------- ------------
Large Cap Growth
----------------
 Year Ended
  December 31,
  2002..............   $15.54     $ 0.04        $(4.36)        $(4.32)     $(0.04)      $             $              $
  2001..............    18.89       0.04         (3.36)         (3.32)      (0.03)
  2000..............    27.33       0.03         (4.89)         (4.86)      (0.04)       (2.69)        (0.78)         (0.07)
  1999..............    26.19       0.09          6.03           6.12       (0.09)       (4.89)
  1998..............    20.82       0.14          8.05           8.19       (0.14)       (2.68)

-------------------------------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
 Year Ended
  December 31,
  2002..............     8.48      (0.06)        (2.51)         (2.57)
  2001..............    12.52      (0.03)        (4.01)         (4.04)
  2000 (e)..........    14.42      (0.02)        (0.44)         (0.46)                   (0.76)        (0.65)         (0.03)
 Period from August
  31, to December
  31, 1999 (g)......    10.00      (0.02)         5.34           5.32                    (0.90)

-------------------------------------------------------------------------------------------------------------------------------

Active Bond
-----------
 Year Ended
  December 31,
  2002..............     9.55       0.50          0.18           0.68       (0.53)
  2001..............     9.44       0.58          0.11           0.69       (0.58)
  2000..............     9.12       0.64          0.28           0.92       (0.60)
  1999..............     9.92       0.67         (0.76)         (0.09)      (0.71)
  1998..............     9.95       0.69          0.11           0.80       (0.69)       (0.14)

-------------------------------------------------------------------------------------------------------------------------------

Emerging Markets
 Equity
 ------
 Year Ended
  December 31,
  2002..............     6.44       0.02         (0.45)         (0.43)      (0.02)
  2001..............     6.70       0.05         (0.29)         (0.24)                                                (0.02)
  2000..............    12.26      (0.02)        (4.91)         (4.93)                   (0.62)                       (0.01)
  1999 (k)..........     7.09       0.03          5.35           5.38       (0.01)       (0.10)        (0.42)
 Period from May 1,
  to December 31,
  1988 (g)..........    10.00       0.03         (2.91)         (2.88)      (0.02)                                    (0.01)

-------------------------------------------------------------------------------------------------------------------------------

                                                           Ratios/Supplemental Data
                                            ---------------------------------------------------
                                                   Net                                                    Net
                                                  Assets                 Net Assets    Operating      Investment
                                                 Value at   Total       End of Period Expenses to    Income (Loss)  Portfolio
                         Total        Capital     End of  Investment        (000s       Average       to Average    Turnover
                     Distributions Contributions  Period  Return(b)       Omitted)    Net Assets      Net Assets      Rate
                     ------------- ------------- -------- ----------    ------------- -----------    -------------  ---------
Large Cap Growth
----------------
 Year Ended
  December 31,
  2002..............    $(0.04)        $          $11.18    (27.82)%     $  496,628      0.55%            0.33%       95.04%
  2001..............     (0.03)                    15.54    (17.54)%        770,915      0.41%            0.23%       63.96%
  2000..............     (3.58)                    18.89    (17.89)%      1,146,787      0.46%            0.10%       89.30%
  1999..............     (4.98)                    27.33     24.07%       1,382,473      0.39%            0.33%       37.42%
  1998..............     (2.82)                    26.19     39.51%       1,126,764      0.41%            0.59%       56.41%

-------------------------------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
 Year Ended
  December 31,
  2002..............                                5.91    (30.28)%         20,065      1.00%(f)        (0.52)%      93.77%
  2001..............                                8.48    (32.23)%         37,897      1.00%(f)        (0.46)%     118.01%(5)
  2000 (e)..........     (1.44)                    12.52     (3.03)%         46,114      0.96%(f)        (0.38)%     250.46%
 Period from August
  31, to December
  31, 1999 (g)......     (0.90)                    14.42     54.57%(c)        9,175      0.95%(d)(f)     (0.55)%(d)   61.66%(c)

-------------------------------------------------------------------------------------------------------------------------------

Active Bond
-----------
 Year Ended
  December 31,
  2002..............     (0.53)                     9.70      7.25%         987,454      0.69%            5.24%      290.73%
  2001..............     (0.58)                     9.55      7.48%         947,514      0.67%            5.97%(11)  206.80%(5)
  2000..............     (0.60)                     9.44     10.45%         842,299      0.41%(h)         6.98%      224.24%
  1999..............     (0.71)                     9.12     (0.94)%        850,286      0.28%            6.97%      182.90%
  1998..............     (0.83)                     9.92      8.23%         907,121      0.29%            6.84%      228.74%

-------------------------------------------------------------------------------------------------------------------------------

Emerging Markets
 Equity
 ------
 Year Ended
  December 31,
  2002..............     (0.02)                     5.99     (6.73)%         34,506      1.60%(j)         0.27%       88.40%
  2001..............     (0.02)                     6.44     (3.63)%         28,956      1.40%(j)         0.77%      120.72%
  2000..............     (0.63)                     6.70    (40.11)%         31,010      1.32%(j)        (0.28)%     103.90%
  1999 (k)..........     (0.53)         0.32       12.26     81.37%(l)       32,596      1.39%(j)         0.19%      196.32%
 Period from May 1,
  to December 31,
  1988 (g)..........     (0.03)                     7.09    (28.87)%(c)       7,310      1.55%(d)(j)      0.51%(d)    53.95%(c)

-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                   Income from Investment Operations                                    Less Distributions
                                --------------------------------------  ------------------------------------------------------
                                             Net Realized                            Distribution
                     Net Assets    Net            and          Total    Distribution   From Net   Distribution in Distribution
                      Value at  Investment    Unrealized        From      From Net     Realized      Excess of        From
                     Beginning    Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment    Capital
                     of Period    (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains     Paid-in
                     ---------- ---------- ----------------- ---------- ------------ ------------ --------------- ------------
International
 Equity Index
 ------------
 Year Ended
   December 31,
   2002.............   $12.07     $ 0.21        $(2.02)        $(1.81)     $(0.21)      $             $              $
   2001.............    15.39       0.22         (3.32)         (3.10)      (0.17)                                    (0.05)
   2000.............    19.64       0.23         (3.64)         (3.41)      (0.18)       (0.59)                       (0.07)
   1999.............    15.56       0.21          4.51           4.72       (0.21)       (0.38)        (0.05)
   1998.............    15.20       0.23          2.91           3.14       (0.23)       (2.55)

-------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
 Year Ended
   December 31,
   2002.............    11.77      (0.11)        (3.41)         (3.52)
   2001.............    13.47      (0.08)        (1.62)         (1.70)
   2000.............    19.12      (0.02)        (4.16)         (4.18)                   (0.12)                       (1.35)
   1999.............    12.99      (0.21)         9.06           8.85                    (2.72)
   1998.............    11.34      (0.05)         1.70           1.65

-------------------------------------------------------------------------------------------------------------------------------

Health Sciences
---------------
 Year Ended
   December 31, 2002     9.81       0.01         (1.98)         (1.97)      (0.02)
 Period from May 1,
   2001, to
   December 31,
   2001 (g).........    10.00      (0.00)        (0.18)         (0.18)      (0.11)                                    (0.01)

-------------------------------------------------------------------------------------------------------------------------------

Global Balanced
---------------
 Year Ended
   December 31,
   2002.............     8.57       0.10         (0.65)         (0.55)      (0.10)
   2001.............     9.27       0.11         (0.70)         (0.59)                                                (0.11)
   2000 (q).........    10.71       0.23         (1.20)         (0.97)      (0.24)       (0.01)        (0.10)         (0.12)
   1999.............    11.12       0.29          0.25           0.54       (0.29)       (0.44)        (0.16)         (0.06)
   1998.............    10.11       0.34          1.44           1.78       (0.34)       (0.42)           --          (0.01)

-------------------------------------------------------------------------------------------------------------------------------

                                                             Ratios/Supplemental Data
                                              ---------------------------------------------------
                                                                                                            Net
                                                 Net Assets                Net Assets    Operating      Investment
                                                  Value at    Total       End of Period Expenses to    Income (Loss)  Portfolio
                         Total        Capital       End     Investment        (000s       Average       to Average    Turnover
                     Distributions Contributions of Period  Return(b)       Omitted)    Net Assets      Net Assets      Rate
                     ------------- ------------- ---------- ----------    ------------- -----------    -------------  ---------
International
 Equity Index
 ------------
 Year Ended
   December 31,
   2002.............    $(0.21)         $         $ 10.05     (15.18)%      $ 98,917       0.28%(m)         1.85%       17.55%
   2001.............     (0.22)                     12.07     (20.30)%       122,020       0.27%(m)         1.66%        8.31%
   2000.............     (0.84)                     15.39     (17.42)%       195,012       0.28%(m)         1.40%       14.86%
   1999.............     (0.64)                     19.64      30.87%        244,017       0.31%(m)         1.26%       19.01%
   1998.............     (2.78)                     15.56      20.82%        173,137       0.56%(m)         1.45%      158.63%

---------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
 Year Ended
   December 31,
   2002.............                                 8.25     (29.95)%       120,723       1.13%           (0.83)%      77.38%
   2001.............                                11.77     (12.61)%       189,401       0.91%(o)        (0.55)%      91.48%(5)
   2000.............     (1.47)                     13.47     (21.43)%       234,542       0.82%           (0.50)%      97.73%
   1999.............     (2.72)                     19.12      70.38%        179,570       0.89%           (0.70)%     113.11%
   1998.............                                12.99      14.49%         74,849       1.00%(o)        (0.65)%     101.16%

---------------------------------------------------------------------------------------------------------------------------------

Health Sciences
---------------
 Year Ended
   December 31, 2002     (0.02)                      7.82     (19.99)%        22,670       1.07%(i)         0.10%       98.91%
 Period from May 1,
   2001, to
   December 31,
   2001 (g).........     (0.01)                      9.81      (1.85)%(c)     29,873       1.10%(d)(i)     (0.16)%(d)   37.76%(c)

---------------------------------------------------------------------------------------------------------------------------------

Global Balanced
---------------
 Year Ended
   December 31,
   2002.............     (0.10)                      7.92      (6.32)%        29,936       1.15%(p)         1.28%       71.20%
   2001.............     (0.11)                      8.57      (6.45)%        31,290       1.15%(p)         1.30%(12)   53.11%
   2000 (q).........     (0.47)                      9.27      (9.08)%        28,527       0.98%(p)         2.32%      204.98%
   1999.............     (0.95)                     10.71       5.11%         31,577       1.00%(p)         2.73%      131.21%
   1998.............     (0.77)                     11.12      17.99%         30,416       1.10%(p)         3.20%      103.55%

---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                         Income from Investment Operations
                                      --------------------------------------  -------------------------
                                                   Net Realized                            Distribution
                           Net Assets    Net            and          Total    Distribution   From Net
                            Value at  Investment    Unrealized        From      From Net     Realized
                           Beginning    Income      Gain (Loss)    Investment  Investment    Gains on
                           of Period    (Loss)   on Investments(a) Operations    Income    Investments
                           ---------- ---------- ----------------- ---------- ------------ ------------
Multi Cap Growth
----------------
 Year Ended December 31,
   2002...................   $ 9.84     $(0.04)       $ (3.15)      $ (3.19)     $            $
   2001...................    15.60      (0.06)         (5.70)        (5.76)
   2000...................    29.22      (0.05)        (10.49)       (10.54)                   (0.41)
   1999...................    15.12      (0.19)         17.70         17.51                    (3.41)
   1998...................    11.93      (0.09)          4.75          4.66                    (1.32)

--------------------------------------------------------------------------------------------------------

Large Cap Value
---------------
 Year Ended December 31,
   2002...................    14.15       0.22          (2.07)        (1.85)      (0.22)       (0.17)
   2001...................    14.38       0.22          (0.05)         0.17       (0.22)       (0.18)
   2000...................    13.49       0.27           1.45          1.72       (0.28)       (0.53)
   1999...................    14.02       0.27           0.18          0.45       (0.27)       (0.71)
   1998...................    13.57       0.28           0.96          1.24       (0.28)       (0.51)

--------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
 Year Ended December 31,
   2002...................     9.83       0.11          (1.88)        (1.77)      (0.11)
   2001...................    10.42       0.09          (0.58)        (0.49)      (0.09)
   2000...................    10.16       0.15           0.36          0.51       (0.15)       (0.06)
 Period from August 31, to
  December 31, 1999 (g)...    10.00       0.04           0.31          0.35       (0.03)       (0.14)

--------------------------------------------------------------------------------------------------------

Fundamental Value
-----------------
 Year Ended December 31,
   2002...................    10.66       0.12          (1.96)        (1.84)      (0.12)
   2001...................    11.57       0.10          (0.91)        (0.81)      (0.10)
   2000...................    10.42       0.09           1.30          1.39       (0.10)       (0.08)
 Period from August 31, to
  December 31, 1999 (g)...    10.00       0.03           0.45          0.48       (0.03)       (0.02)

--------------------------------------------------------------------------------------------------------


                                                                                       Net
                           Distribution in Distribution                              Assets
                              Excess of        From                                 Value at    Total
                           Net Investment    Capital        Total        Capital       End    Investment
                            Income/Gains     Paid-in    Distributions Contributions of Period Return(b)
                           --------------- ------------ ------------- ------------- --------- ----------
Multi Cap Growth
----------------
 Year Ended December 31,
   2002...................     $              $            $               $         $ 6.65     (32.39)%
   2001...................                                                             9.84     (36.93)%
   2000...................      (1.61)         (1.06)       (3.08)                    15.60     (35.86)%
   1999...................                                  (3.41)                    29.22     118.31%
   1998...................                     (0.15)       (1.47)                    15.12      39.07%

-----------------------------------------------------------------------------------------------------------

Large Cap Value
---------------
 Year Ended December 31,
   2002...................                                  (0.39)                    11.91     (13.24)%
   2001...................                                  (0.40)                    14.15       1.25%
   2000...................      (0.01)         (0.01)       (0.83)                    14.38      12.97%
   1999...................                                  (0.98)                    13.49       3.28%
   1998...................                                  (0.79)                    14.02       9.26%

-----------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
 Year Ended December 31,
   2002...................                                  (0.11)                     7.95     (18.21)%
   2001...................                                  (0.09)                     9.83      (4.75)%
   2000...................      (0.03)         (0.01)       (0.25)                    10.42       5.12%
 Period from August 31, to
  December 31, 1999 (g)...      (0.01)         (0.01)       (0.19)                    10.16       3.58%(c)

-----------------------------------------------------------------------------------------------------------

Fundamental Value
-----------------
 Year Ended December 31,
   2002...................                                  (0.12)                     8.70     (17.40)%
   2001...................                                  (0.10)                    10.66      (6.99)%
   2000...................      (0.06)                      (0.24)                    11.57      13.41%
 Period from August 31, to
  December 31, 1999 (g)...      (0.01)                      (0.06)                    10.42       4.72%(c)

-----------------------------------------------------------------------------------------------------------

                                          Ratios/Supplemental Data
                           --------------------------------------------------
                                                             Net
                            Net Assets    Operating      Investment
                           End of Period Expenses to    Income (Loss) Portfolio
                               (000s       Average       to Average   Turnover
                             Omitted)    Net Assets      Net Assets     Rate
                           ------------- -----------    ------------- ---------
Multi Cap Growth
----------------
 Year Ended December 31,
   2002...................   $159,859       1.04%           (0.42)%    192.54%
   2001...................    245,899       0.94%           (0.49)%    111.69%
   2000...................    393,988       0.85%           (0.43)%    140.94%
   1999...................    452,937       0.93%           (0.68)%    106.06%
   1998...................     94,085       1.10%(r)        (0.64)%    137.01%

---------------------------------------------------------------------------------

Large Cap Value
---------------
 Year Ended December 31,
   2002...................    260,141       0.83%            1.67%      16.04%
   2001...................    260,646       0.82%            1.54%      18.19%
   2000...................    204,535       0.78%            2.04%      42.12%
   1999...................    155,849       0.85%            1.88%      32.62%
   1998...................    123,365       0.92%            2.08%      18.46%

---------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
 Year Ended December 31,
   2002...................     40,765       0.84%(s)         1.18%      89.43%
   2001...................     60,832       0.85%(s)         0.98%      74.91%(5)
   2000...................     18,164       0.85%(s)         1.54%      59.15%
 Period from August 31, to
  December 31, 1999 (g)...      6,371       0.85%(d)(s)      1.13%(d)   30.90%(c)

---------------------------------------------------------------------------------

Fundamental Value
-----------------
 Year Ended December 31,
   2002...................    121,102       0.85%            1.26%      82.22%
   2001...................    161,710       0.99%(t)         0.91%      85.20%(5)
   2000...................     15,728       1.05%(t)         0.97%      86.97%
 Period from August 31, to
  December 31, 1999 (g)...      6,101       1.05%(d)(t)      0.94%(d)   23.03%(c)

---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                          Income from Investment Operations
                                       --------------------------------------  -------------------------
                                                    Net Realized                            Distribution
                            Net Assets    Net            and          Total    Distribution   From Net
                             Value at  Investment    Unrealized        From      From Net     Realized
                            Beginning    Income      Gain (Loss)    Investment  Investment    Gains on
                            of Period    (Loss)   on Investments(a) Operations    Income    Investments
                            ---------- ---------- ----------------- ---------- ------------ ------------
Money Market
------------
 Year Ended December 31,
   2002 (7)................   $ 1.00     $ 0.01        $   --         $ 0.01      $(0.01)      $
   2001 (10)...............     1.00       0.04            --           0.04       (0.04)
   2000 (10)...............     1.00       0.06            --           0.06       (0.06)
   1999 (10)...............     1.00       0.04            --           0.04       (0.04)
   1998 (10)...............     1.00       0.05            --           0.05       (0.05)

---------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
 Year Ended December 31,
   2002....................    14.09      (0.09)        (2.88)         (2.97)                   (0.14)
   2001....................    13.70      (0.06)         0.45           0.39
   2000....................    14.03      (0.02)         1.27           1.25                    (1.43)
   1999....................    15.94      (0.07)         0.74           0.67                    (2.41)
   1998....................    15.39      (0.02)         0.88           0.86                    (0.31)

---------------------------------------------------------------------------------------------------------

Bond Index
----------
 Year Ended December 31,
   2002....................     9.89       0.54          0.42           0.96       (0.51)       (0.04)
   2001....................     9.74       0.57          0.17           0.74       (0.58)       (0.01)
   2000....................     9.32       0.62          0.43           1.05       (0.63)
   1999....................    10.19       0.63         (0.89)         (0.26)      (0.61)
 Period from May 1, to
  December 31, 1998 (g)....    10.00       0.42          0.29           0.71       (0.42)       (0.10)

---------------------------------------------------------------------------------------------------------

Large Cap Aggressive Growth
---------------------------
 Year Ended December 31,
   2002....................     8.12      (0.01)        (2.54)         (2.55)
   2001....................     9.52       0.01         (1.41)         (1.40)
   2000....................    11.94      (0.03)        (2.21)         (2.24)                   (0.01)
 Period from August 31, to
  December 31, 1999 (g)....    10.00      (0.01)         2.03           2.01                    (0.08)

---------------------------------------------------------------------------------------------------------



                            Distribution in Distribution                             Net Assets
                               Excess of        From                                  Value at    Total
                            Net Investment    Capital        Total        Capital      End of   Investment
                             Income/Gains     Paid-in    Distributions Contributions   Period   Return(b)
                            --------------- ------------ ------------- ------------- ---------- ----------
Money Market
------------
 Year Ended December 31,
   2002 (7)................     $              $            $(0.01)         $          $ 1.00       1.48%
   2001 (10)...............                                  (0.04)                      1.00       3.93%
   2000 (10)...............                                  (0.06)                      1.00       6.29%(u)
   1999 (10)...............                                  (0.04)                      1.00       5.05%
   1998 (10)...............                                  (0.05)                      1.00       5.40%

-------------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
 Year Ended December 31,
   2002....................                                  (0.14)                     10.98     (21.13)%
   2001....................                                     --                      14.09       2.83%
   2000....................      (0.15)                      (1.58)                     13.70       9.25%
   1999....................                     (0.17)       (2.58)                     14.03       5.15%
   1998....................                                  (0.31)                     15.94       5.61%

-------------------------------------------------------------------------------------------------------------

Bond Index
----------
 Year Ended December 31,
   2002....................                                  (0.55)                     10.30       9.95%
   2001....................                                  (0.59)                      9.89       7.76%
   2000....................                                  (0.63)                      9.74      11.81%
   1999....................                                  (0.61)                      9.32      (2.57)%
 Period from May 1, to
  December 31, 1998 (g)....                                  (0.52)                     10.19       7.20%(c)

-------------------------------------------------------------------------------------------------------------

Large Cap Aggressive Growth
---------------------------
 Year Ended December 31,
   2002....................                                                              5.57     (31.36)%
   2001....................                                                              8.12     (14.69)%
   2000....................      (0.06)         (0.11)       (0.18)                      9.52     (18.77)%
 Period from August 31, to
  December 31, 1999 (g)....                                  (0.08)                     11.94      20.18%(c)

-------------------------------------------------------------------------------------------------------------

                                           Ratios/Supplemental Data
                            ---------------------------------------------------
                                                              Net
                             Net Assets    Operating      Investment
                            End of Period Expenses to    Income (Loss)  Portfolio
                                (000s       Average       to Average    Turnover
                              Omitted)    Net Assets      Net Assets      Rate
                            ------------- -----------    -------------  ---------
Money Market
------------
 Year Ended December 31,
   2002 (7)................   $918,116       0.32%            1.46%         n/a
   2001 (10)...............    745,516       0.32%            3.72%         n/a
   2000 (10)...............    496,853       0.29%            6.05%         n/a
   1999 (10)...............    451,235       0.31%            4.95%         n/a
   1998 (10)...............    395,195       0.31%            5.29%         n/a

-----------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
 Year Ended December 31,
   2002....................    140,958       1.07%(1)        (0.72)%     130.01%
   2001....................    185,232       0.91%(1)        (0.40)%     113.73%
   2000....................    190,010       0.85%           (0.20)%     103.19%
   1999....................    181,931       0.85%           (0.27)%     172.58%
   1998....................    193,332       0.89%           (0.11)%     162.21%

-----------------------------------------------------------------------------------

Bond Index
----------
 Year Ended December 31,
   2002....................    208,095       0.22%(v)         5.30%       57.31%
   2001....................    129,358       0.24%            5.77%(13)   68.70%
   2000....................     64,768       0.25%(v)         6.80%       40.46%
   1999....................     38,436       0.29%(v)         6.56%       17.06%
 Period from May 1, to
  December 31, 1998 (g)....     28,001       0.40%(d)(v)      6.17%(d)    21.09%(c)

-----------------------------------------------------------------------------------

Large Cap Aggressive Growth
---------------------------
 Year Ended December 31,
   2002....................     24,249       0.97%(w)        (0.14)%      61.67%
   2001....................     39,738       0.97%(w)        (0.06)%      87.90%
   2000....................     26,244       1.00%(w)        (0.37)%      75.97%
 Period from August 31, to
  December 31, 1999 (g)....     15,074       1.08%(d)(w)     (0.39)%(d)   18.97%(c)

-----------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                        Income from Investment Operations
                                     --------------------------------------  -------------------------
                                                  Net Realized                            Distribution
                          Net Assets    Net            and          Total    Distribution   From Net
                           Value at  Investment    Unrealized        From      From Net     Realized
                          Beginning    Income      Gain (Loss)    Investment  Investment    Gains on
                          of Period    (Loss)   on Investments(a) Operations    Income    Investments
                          ---------- ---------- ----------------- ---------- ------------ ------------

Small/Mid Cap CORE
------------------
 Year Ended December 31,
  2002...................   $ 9.82     $0.04         $(1.54)        $(1.50)     $(0.04)      $
  2001...................     9.82      0.05             --           0.05       (0.05)
  2000...................     9.82      0.05           0.39           0.44       (0.05)       (0.32)
  1999...................     9.02      0.02           1.77           1.79       (0.03)       (0.96)
 Period from May 1, to
  December 31, 1998 (g)..    10.00        --          (0.98)         (0.98)

-------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
 Year Ended December 31,
  2002 (7)...............    13.76      0.08          (0.96)         (0.88)      (0.09)       (0.24)
  2001 (y)...............    11.70      0.09           2.14           2.23       (0.09)       (0.08)
  2000...................    10.13      0.01           3.37           3.38       (0.01)       (1.80)
 Period from August 31,
  to December 31, 1999
  (g)....................    10.00        --           0.49           0.49                    (0.36)

-------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
 Year Ended December 31,
  2002...................    13.55      0.62          (0.43)          0.19       (0.65)       (0.30)
  2001...................    13.67      0.67           0.21           0.88       (0.58)       (0.42)
  2000 (k)...............    11.47      0.76           2.73           3.49       (0.76)       (0.06)
  1999...................    12.46      0.78          (0.99)         (0.21)      (0.78)
  1998...................    15.91      0.77          (3.38)         (2.61)      (0.70)       (0.14)

-------------------------------------------------------------------------------------------------------

Growth & Income
---------------
 Year Ended December 31,
  2002...................    11.93      0.08          (2.71)         (2.63)      (0.08)
  2001...................    14.18      0.06          (2.25)         (2.19)      (0.06)
  2000 (e)...............    20.01      0.17          (2.77)         (2.60)      (0.17)       (2.69)
  1999...................    19.49      0.20           2.88           3.08       (0.20)       (2.36)
  1998...................    16.61      0.23           4.75           4.98       (0.23)       (1.87)

-------------------------------------------------------------------------------------------------------


                                                                                     Net
                          Distribution in Distribution                              Assets
                             Excess of        From                                 Value at   Total
                          Net Investment    Capital        Total        Capital     End of  Investment
                           Income/Gains     Paid-in    Distributions Contributions  Period  Return(b)
                          --------------- ------------ ------------- ------------- -------- ----------

Small/Mid Cap CORE
------------------
 Year Ended December 31,
  2002...................     $              $            $(0.04)         $         $ 8.28    (15.19)%
  2001...................                                  (0.05)                     9.82      0.53%
  2000...................      (0.05)         (0.02)       (0.44)                     9.82      4.63%
  1999...................                                  (0.99)                     9.82     20.54%
 Period from May 1, to
  December 31, 1998 (g)..                                                             9.02     (9.81)%(c)

----------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
 Year Ended December 31,
  2002 (7)...............                                  (0.33)                    12.55     (6.43)%
  2001 (y)...............                                  (0.17)                    13.76     19.10%
  2000...................                                  (1.81)                    11.70     34.19%
 Period from August 31,
  to December 31, 1999
  (g)....................                                  (0.36)                    10.13      5.08%(c)

----------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
 Year Ended December 31,
  2002...................                                  (0.95)                    12.79      1.36%
  2001...................                                  (1.00)                    13.55     (6.61)%
  2000 (k)...............      (0.17)         (0.30)       (1.29)                    13.67     31.29%
  1999...................                                  (0.78)                    11.47     (1.69)%
  1998...................                                  (0.84)                    12.46    (16.71)%

----------------------------------------------------------------------------------------------------------

Growth & Income
---------------
 Year Ended December 31,
  2002...................                                  (0.08)                     9.22    (22.18)%
  2001...................                                  (0.06)                    11.93    (15.44)%
  2000 (e)...............      (0.14)         (0.23)       (3.23)                    14.18    (13.10)%
  1999...................                                  (2.56)                    20.01     16.23%
  1998...................                                  (2.10)                    19.49     30.25%

----------------------------------------------------------------------------------------------------------

                                         Ratios/Supplemental Data
                          ---------------------------------------------------
                                                            Net
                           Net Assets    Operating      Investment
                          End of Period Expenses to    Income (Loss)  Portfolio
                              (000s       Average       to Average    Turnover
                            Omitted)    Net Assets      Net Assets      Rate
                          ------------- -----------    -------------  ---------

Small/Mid Cap CORE
------------------
 Year Ended December 31,
  2002...................  $   48,143      0.96%(x)         0.50%      125.11%
  2001...................      46,446      0.90%(x)         0.52%       96.88%
  2000...................      21,636      0.90%(x)         0.56%       94.78%
  1999...................       8,248      0.94%(x)         0.30%      109.12%
 Period from May 1, to
  December 31, 1998 (g)..       5,015      1.05%(d)(x)     (0.01)%(d)    60.1%(c)

---------------------------------------------------------------------------------

Small Cap Value
---------------
 Year Ended December 31,
  2002 (7)...............     120,070      1.04%(z)         0.62%       41.46%
  2001 (y)...............     103,224      1.05%(z)         0.87%       60.36%
  2000...................      29,436      1.05%(z)         0.13%      220.80%
 Period from August 31,
  to December 31, 1999
  (g)....................       5,570      1.05%(d)(z)     (0.12)%(d)   51.97%(c)

---------------------------------------------------------------------------------

Real Estate Equity
------------------
 Year Ended December 31,
  2002...................     177,926      1.07%            4.60%       22.74%
  2001...................     163,653      1.07%            4.97%       29.07%
  2000 (k)...............     158,811      0.76%            5.99%       58.81%
  1999...................     126,214      0.70%            6.38%       12.95%
  1998...................     152,789      0.69%            5.48%       22.69%

---------------------------------------------------------------------------------

Growth & Income
---------------
 Year Ended December 31,
  2002...................   1,762,203      0.75%            0.73%       73.60%
  2001...................   2,476,319      0.72%            0.49%      104.47%(5)
  2000 (e)...............   3,324,988      0.40%            0.84%      112.94%
  1999...................   4,218,841      0.28%            0.98%       70.16%
  1998...................   3,670,785      0.27%            1.24%       48.45%

---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                          Income from Investment Operations
                                       --------------------------------------  -------------------------
                                                    Net Realized                            Distribution
                            Net Assets    Net            and          Total    Distribution   From Net
                             Value at  Investment    Unrealized        From      From Net     Realized
                            Beginning    Income      Gain (Loss)    Investment  Investment    Gains on
                            of Period    (Loss)   on Investments(a) Operations    Income    Investments
                            ---------- ---------- ----------------- ---------- ------------ ------------

Managed
-------
  Year Ended December 31,
   2002....................   $13.08     $0.21         $(1.93)        $(1.72)     $(0.21)      $
   2001....................    13.82      0.28          (0.67)         (0.39)      (0.28)       (0.07)
   2000 (q)................    15.45      0.44          (0.45)         (0.01)      (0.44)       (1.18)
   1999....................    15.64      0.44           0.94           1.38       (0.43)       (1.14)
   1998....................    14.35      0.46           2.43           2.89       (0.46)       (1.09)

---------------------------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Year Ended December 31,
   2002....................    10.11      0.44           0.12           0.56       (0.41)       (0.03)
   2001....................     9.86      0.52           0.26           0.78       (0.53)
   2000....................     9.72      0.61           0.14           0.75       (0.61)
   1999....................    10.05      0.61          (0.33)          0.28       (0.61)
   1998....................    10.08      0.61          (0.03)          0.58       (0.61)

---------------------------------------------------------------------------------------------------------

Small Cap Equity
----------------
  Year Ended December 31,
   2002....................     8.79      0.01          (2.49)         (2.48)      (0.01)
   2001....................     9.14      0.01          (0.35)         (0.34)      (0.01)
   2000 (q)................    10.92      0.14          (1.13)         (0.99)      (0.15)       (0.14)
   1999....................    11.59      0.09          (0.50)         (0.41)      (0.07)       (0.01)
   1998....................    12.40      0.07          (0.81)         (0.74)      (0.07)

---------------------------------------------------------------------------------------------------------

International Opportunities
---------------------------
  Year Ended December 31,
   2002....................     9.30      0.07          (1.75)         (1.68)      (0.06)
   2001....................    11.85      0.06          (2.53)         (2.47)      (0.05)
   2000 (4)................    15.17      0.07          (2.57)         (2.50)      (0.06)       (0.62)
   1999....................    12.21      0.10           3.95           4.05       (0.11)       (0.94)
   1998....................    10.63      0.11           1.57           1.68       (0.10)

---------------------------------------------------------------------------------------------------------



                            Distribution in Distribution                             Net Assets
                               Excess of        From                                  Value at    Total
                            Net Investment    Capital        Total        Capital       End     Investment
                             Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                            --------------- ------------ ------------- ------------- ---------- ----------

Managed
-------
  Year Ended December 31,
   2002....................     $              $            $(0.21)         $          $11.15     (13.23)%
   2001....................                                  (0.35)                     13.08      (2.84)%
   2000 (q)................                                  (1.62)                     13.82       0.03%
   1999....................                                  (1.57)                     15.45       9.10%
   1998....................                     (0.05)       (1.60)                     15.64      20.42%

--------------------------------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Year Ended December 31,
   2002....................                                  (0.44)                     10.23       5.67%
   2001....................                                  (0.53)                     10.11       8.09%
   2000....................                                  (0.61)                      9.86       7.98%
   1999....................                                  (0.61)                      9.72       2.96%
   1998....................                                  (0.61)                     10.05       5.82%

--------------------------------------------------------------------------------------------------------------

Small Cap Equity
----------------
  Year Ended December 31,
   2002....................                                  (0.01)                      6.30     (28.21)%
   2001....................                                  (0.01)                      8.79      (3.78)%
   2000 (q)................      (0.20)         (0.30)       (0.79)                      9.14      (8.89)%
   1999....................      (0.18)                      (0.26)                     10.92      (3.43)%
   1998....................                                  (0.07)                     11.59       5.96%

--------------------------------------------------------------------------------------------------------------

International Opportunities
---------------------------
  Year Ended December 31,
   2002....................                                  (0.06)                      7.56     (18.22)%
   2001....................                     (0.03)       (0.08)                      9.30     (20.93)%
   2000 (4)................      (0.05)         (0.09)       (0.82)                     11.85     (16.36)%(5)
   1999....................      (0.04)                      (1.09)                     15.17      34.01%
   1998....................                                  (0.10)                     12.21      15.92%

--------------------------------------------------------------------------------------------------------------

                                         Ratios/Supplemental Data
                            -----------------------------------------------
                                                           Net
                             Net Assets    Operating   Investment
                            End of Period Expenses to Income (Loss) Portfolio
                                (000s       Average    to Average   Turnover
                              Omitted)    Net Assets   Net Assets     Rate
                            ------------- ----------- ------------- ---------

Managed
-------
  Year Ended December 31,
   2002....................  $1,936,864      0.76%        1.77%      234.62%
   2001....................   2,526,703      0.73%        2.10%(14)  190.73%(5)
   2000 (q)................   2,995,794      0.46%        2.86%      210.35%
   1999....................   3,430,919      0.36%        2.75%      203.86%
   1998....................   3,301,910      0.36%        2.99%      160.57%

-------------------------------------------------------------------------------

Short-Term Bond
---------------
  Year Ended December 31,
   2002....................     241,117      0.68%        4.29%       97.00%
   2001....................     149,450      0.48%        5.20%(15)   86.39%
   2000....................      80,109      0.36%        6.27%       52.68%
   1999....................      68,844      0.43%        6.25%      100.04%
   1998....................      77,194      0.53%        6.17%      184.50%

-------------------------------------------------------------------------------

Small Cap Equity
----------------
  Year Ended December 31,
   2002....................      50,327      1.00%(2)     0.19%       45.03%
   2001....................      71,193      1.00%(2)     0.06%       60.73%
   2000 (q)................      70,031      0.92%(2)     1.25%      189.57%
   1999....................      68,900      0.95%(2)     0.78%      117.33%
   1998....................      64,095      1.05%(2)     0.63%      100.83%

-------------------------------------------------------------------------------

International Opportunities
---------------------------
  Year Ended December 31,
   2002....................      87,278      1.24%(3)     0.69%       78.14%(5)
   2001....................      83,591      1.00%(3)     0.64%       33.31%
   2000 (4)................     120,034      0.93%(3)     0.47%       37.92%(5)
   1999....................      79,794      1.02%(3)     0.77%       34.02%
   1998....................      64,250      1.16%(3)     0.89%       18.67%

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                                      Less Distributions
                           ------------------------------------------  ------------------------------------------------------
                                          Net Realized                              Distribution
                Net Assets    Net              and           Total     Distribution   From Net   Distribution in Distribution
                 Value at  Investment      Unrealized         From       From Net     Realized      Excess of        From
                Beginning    Income        Gain (Loss)     Investment   Investment    Gains on   Net Investment    Capital
                of Period    (Loss)     on Investments(a)  Operations     Income    Investments   Income/Gains     Paid-in
                ---------- ----------   -----------------  ----------  ------------ ------------ --------------- ------------

Equity Index
------------
 Year Ended
  December 31,
  2002.........   $14.85     $0.16           $(3.48)         $(3.32)      $(0.11)      $(0.06)         $            $
  2001.........    17.64      0.19            (2.30)          (2.11)       (0.19)       (0.49)
  2000.........    20.46      0.22            (2.09)          (1.87)       (0.22)       (0.72)                       (0.01)
  1999.........    17.70      0.27             3.41            3.68        (0.26)       (0.66)
  1998.........    14.21      0.25             3.76            4.01        (0.24)       (0.28)

------------------------------------------------------------------------------------------------------------------------------

High Yield Bond
---------------
 Year Ended
  December 31,
  2002.........     6.83      0.57            (0.87)          (0.30)       (0.62)
  2001.........     7.33      0.73            (0.55)           0.18        (0.68)
  2000.........     8.99      0.73            (1.65)          (0.92)       (0.74)
  1999.........     9.23      0.72            (0.26)           0.46        (0.70)
 Period from
  May 1, to
  December 31,
  1998 (g).....    10.00      0.46            (0.76)          (0.30)       (0.46)       (0.01)

------------------------------------------------------------------------------------------------------------------------------

Global Bond
-----------
 Year Ended
  December 31,
  2002.........     9.74      0.40             1.43            1.83        (0.46)       (0.05)
  2001.........    10.34      0.38            (0.53)          (0.15)       (0.45)
  2000 (q).....     9.82      0.48             0.67            1.15        (0.63)
  1999.........    10.60      0.48            (0.70)          (0.22)       (0.56)
  1998.........    10.24      0.54             0.38            0.92        (0.29)       (0.09)                       (0.18)

                                                        Ratios/Supplemental Data
                                         ---------------------------------------------------
                                                                                                       Net
                                            Net Assets                Net Assets    Operating      Investment
                                             Value at    Total       End of Period Expenses to    Income (Loss)  Portfolio
                    Total        Capital       End     Investment        (000s       Average       to Average    Turnover
                Distributions Contributions of Period  Return(b)       Omitted)    Net Assets      Net Assets      Rate
                ------------- ------------- ---------- ----------    ------------- -----------    -------------  ---------

Equity Index
------------
 Year Ended
  December 31,
  2002.........    $(0.17)         $          $11.36     (22.31)%      $466,258       0.23%            1.39%       10.63%
  2001.........     (0.68)                     14.85     (11.98)%       538,791       0.20%            1.20%       17.61%(5)
  2000.........     (0.95)                     17.64      (9.15)%       525,659       0.19%            1.12%       34.11%
  1999.........     (0.92)                     20.46      21.08%        451,296       0.00%(6)         1.42%       55.24%
  1998.........     (0.52)                     17.70      28.45%        232,578       0.00%(6)         1.59%       43.31%

----------------------------------------------------------------------------------------------------------------------------

High Yield Bond
---------------
 Year Ended
  December 31,
  2002.........     (0.62)                      5.91      (4.51)%        60,781       0.90%(8)         9.84%       89.30%
  2001.........     (0.68)                      6.83       2.13%         51,274       0.80%(8)        10.39%(16)   32.50%
  2000.........     (0.74)                      7.33     (10.81)%        25,978       0.75%(8)         8.88%       21.94%
  1999.........     (0.70)                      8.99       5.13%         19,921       0.80%(8)         7.94%       38.62%
 Period from
  May 1, to
  December 31,
  1998 (g).....     (0.47)                      9.23      (2.98)%(c)     14,789       0.90%(d)(8)      7.43%(d)    17.67%(c)

----------------------------------------------------------------------------------------------------------------------------

Global Bond
-----------
 Year Ended
  December 31,
  2002.........     (0.51)                     11.06      18.85%         78,471       0.95%(9)         3.53%       64.15%
  2001.........     (0.45)                      9.74      (1.45)%        47,646       0.95%(9)         3.73%(17)   41.75%
  2000 (q).....     (0.63)                     10.34      12.00%         68,473       0.81%(9)         4.71%      259.60%
  1999.........     (0.56)                      9.82      (2.16)%        70,991       0.83%(9)         4.70%      332.06%
  1998.........     (0.56)                     10.60       9.15%         66,791       0.95%(9)         5.27%      186.70%

(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Not annualized
(d) Annualized
(e) The fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.
(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.16%, 1.19%, 1.00%, and 1.09% for the years ended December 31, 2002, 2001, 2000, and 1999, respectively.
(g) Commencement of investment operations
(h) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .44% for the year ended December 31, 2000.
(i) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.35%, and 1.19% for the years ended December 31, 2002, and 2001.
(j) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 3.45%, 4.02%, 2.49%, 3.44%, and 3.69% for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


(k) The Fund entered into a new sub-advisory agreement with Morgan Stanley Dean Witter Investment Management, Inc. during the period shown.
(l) The total investment return includes the effect of the capital contribution of $.32 per share. The total investment return without the capital contribution would have been 79.02%.
(m) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .46%, .40%, .37%, .38% and .63% for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(o) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .94%, and 1.05%, for the years ended December 31, 2001, and 1998, respectively.
(p) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.45%, 1.36%, 1.27%, 1.31%, and 1.82%, for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(q) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.
(r) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.13%, for the year ended December 31, 1998.
(s) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .97%, .88%, 1.09% and 1.17% for the years ended December 31, 2002, 2001, 2000 and 1999, respectively.
(t) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.20%, 1.36%, and 1.42% for the years ended December 31, 2001, 2000, and 1999, respectively.
(u) The total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.
(v) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .25%, .27%, .35%, and .71%, for the years ended December 31, 2002, 2000, 1999, and 1998, respectively.
(w) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .98%, 1.06%, 1.05%, and 1.17% for the years ended December 31, 2002, 2001, 2000, and 1999, respectively.
(x) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.12%, 1.15%, 1.23%, 2.24%, and 4.55%, for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(y) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.
(z) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.04%, 1.08%, 1.29%, and 1.61% for the years ended December 31, 2002, 2001, 2000 and 1999, respectively.
(1) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.07%, and 0.91% for the years ended December 31, 2002, and 2001, respectively.
(2) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.04%, 1.02%, .95%, .96%, and 1.08%, for the years ended December 31, 2002, 2001, 2000, 1999, 1998, respectively.
(3) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.55%, 1.16%, 1.09%, 1.15%, and 1.46%, for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(4) The Fund entered into a new sub-advisory agreement with T. Rowe Price International, Inc. during the period shown.
(5) Excludes merger activity.
(6) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .22%, and .34%, for the years ended December 31, 1999, and 1998, respectively.
(7) The fund entered into a new sub-advisory agreement with Wellington during the period shown.
(8) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .96%, .90%, .87%, 1.04%, and 2.03%, for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(9) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.01%, .95%, .91%, .84%, and 1.02%, for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
(10) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(11) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.28% for the year ended December 31, 2001.
(12) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 1.38% for the year ended December 31, 2001.
(13) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the year ended December 31, 2001.
(14) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 2.29% for the year ended December 31, 2001.
(15) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 5.32% for the year ended December 31, 2001.
(16) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 9.35% for the year ended December 31, 2001.
(17) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 3.96% for the year ended December 31, 2001.

SCHEDULE OF INVESTMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.8%
     Boeing Co. * ................................      113,700    $    3,751

Air Freight & Couriers - 0.4%
     United Parcel Service, Inc. - Cl.B ..........       30,000         1,892

Automobiles - 0.3%
     Harley-Davidson, Inc. * .....................       35,000         1,617

Banks - 0.3%
     Charter One Financial, Inc. .................       44,600         1,281

Beverages - 3.1%
     Anheuser-Busch Cos., Inc. ...................      131,300         6,355
     Pepsi Bottling Group, Inc. * ................       82,700         2,126
     PepsiCo, Inc. * .............................      165,900         7,004
                                                                   ----------
                                                                       15,485

Biotechnology - 2.5%
     Amgen, Inc. * ...............................      164,100         7,933
     CV Therapeutics. Inc. * .....................       60,000         1,093
     Shire Pharmaceuticals Group Place - ADR * ...      173,600         3,279
                                                                   ----------
                                                                       12,305

Chemicals - 0.7%
     Praxair, Inc. * .............................       63,200         3,651

Commercial Services & Supplies - 1.5%
     Automatic Data Processing, Inc. .............       79,500         3,120
     Certegy, Inc. * .............................       92,400         2,269
     The Bisys Group Inc. * ......................      117,600         1,870
                                                                   ----------
                                                                        7,259

Communications Equipment - 1.2%
     Cisco Systems, Inc. * .......................      454,400         5,953

Computers & Peripherals - 4.9%
     Dell Computer Corp. * .......................      524,900        14,036
     EMC Corp. * .................................      330,800         2,031
     International Business Machines
      Corp. ......................................       81,300         6,301
     Lexmark International Group, Inc.-
      Cl. A * ....................................       36,400         2,202
                                                                   ----------
                                                                       24,570

Containers & Packaging - 0.7%
     Ball Corp. ..................................       69,800         3,573

Credit Card - 0.3%
     MBNA Corp. * ................................       88,000         1,674

Diversified Financials - 2.7%
     American Express Co. * ......................       98,100         3,468
     Citigroup, Inc. * ...........................      180,500         6,352
     Well Fargo & Co. * ..........................       75,000         3,515
                                                                   ----------
                                                                       13,335

Electrical Equipment - 0.3%
     United Technologies Corp. * .................       25,000         1,549

Electronic Equipment & Instruments - 0.6%
     Tech Data Corp. * ...........................       81,100         2,187
     Vishay Intertechnology, Inc. * ..............       90,000         1,006
                                                                   ----------
                                                                        3,193

Energy Equipment & Services - 0.8%
     Halliburton Co. * ...........................      101,800         1,905
     Noble Corp. * ...............................       53,300         1,873
                                                                   ----------
                                                                        3,778

Food & Drug Retailing - 0.2%
     Williams-Sonoma, Inc. * .....................       35,000           950

Food Products - 2.8%
     Kellogg Co. * ...............................       70,000         2,399
     Kraft Foods, Inc. - Cl. A ...................      211,400         8,230
     Unilever NV * ...............................       49,800         3,073
                                                                   ----------
                                                                       13,702

Health Care Equipment & Supplies - 1.8%
     Boston Scientific Corp. * ...................       60,000         2,551
     Medtronic, Inc. * ...........................       87,000         3,967
     St. Jude Medical, Inc. * ....................       58,600         2,328
                                                                   ----------
                                                                        8,846

Health Care Providers & Services - 5.1%
     Anthem, Inc. * ..............................       98,800         6,215
     HCA-The Healthcare Corp. * ..................      100,000         4,150
     McKesson HBOC, Inc. .........................       82,200         2,222
     United Health Group, Inc. * .................       64,300         5,369
     Universal Health Services, Inc. - Cl. B * ...       35,000         1,578
     Wellpoint Health Networks, Inc. * ...........       80,000         5,693
                                                                   ----------
                                                                       25,227

Household Durables - 0.9%
     Black & Decker Corp. * ......................      102,000         4,375

Household Products - 1.9%
     Procter & Gamble Co. * ......................      107,300         9,221

Industrial Conglomerates - 5.7%
     General Electric Co. * ......................      957,000        23,303
     Textron, Inc. * .............................      111,400         4,789
                                                                   ----------
                                                                       28,092

Insurance - 4.1%
     AFLAC, Inc. * ...............................       40,000         1,205
     American International Group, Inc. * ........       80,600         4,663
     Everest Re Group, Ltd. ......................       25,000         1,383
     Hartford Financial Services Group,. Inc. * ..       32,400         1,472
     Metlife, Inc. * .............................      213,700         5,778
     Radian Group, Inc. ..........................       48,000         1,783
     The PMI Group, Inc. .........................       75,300         2,262

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Insurance - Continued
     Travelers Property Casualty Corp. -
          Cl. A * ................................      108,840    $    1,594
                                                                   ----------
                                                                       20,140

Internet Software & Services - 0.2%
     Yahoo, Inc. * ...............................       52,800           863

IT Consulting & Services - 2.6%
     Computer Sciences Corp. * ...................      188,800         6,504
     SunGard Data Systems, Inc. * ................      279,200         6,578
                                                                   ----------
                                                                       13,082

Leisure Equipment & Products - 0.3%
     Mattel, Inc. * ..............................       75,000         1,436

Machinery - 1.0%
     Danaher Corp. * .............................       78,700         5,171

Media - 2.0%
     Viacom, Inc. - Cl. B * ......................      143,200         5,837
     Westwood One, Inc. ..........................      114,500         4,278
                                                                   ----------
                                                                       10,115

Multiline Retail - 5.3%
     Kohl's Corp. * ..............................      204,000        11,414
     Target Corp. * ..............................       93,300         2,799
     Wal-Mart Stores, Inc. * .....................      245,000        12,375
                                                                   ----------
                                                                       26,588

Personal Products - 0.6%
     Estee Lauder Cos., Inc. - Cl. A .............       50,000         1,320
     Gillette Co. ................................       48,500         1,472
                                                                   ----------
                                                                        2,792

Pharmaceuticals - 16.5%
     Abbott Laboratories * .......................      113,000         4,520
     Forest Laboratories, Inc. * .................       82,700         8,123
     Johnson & Johnson * .........................      400,000        21,484
     King Pharmaceuticals, Inc. * ................      233,000         4,005
     Pfizer, Inc. * ..............................      962,100        29,411
     Pharmacia Corp. * ...........................      224,400         9,380
     Wyeth .......................................      129,000         4,825
                                                                   ----------
                                                                       81,748

Semiconductor Equipment & Products - 6.4%
     Altera Corp. * ..............................       98,600         1,217
     Applied Materials, Inc. * ...................      413,100         5,383
     Intel Corp. .................................      970,000        15,103
     KLA-Tencor Corp. * ..........................       26,000           919
     Novellus Systems, Inc. * ....................       42,300         1,188
     Teradyne, Inc. * ............................      154,600         2,011
     Texas Instruments, Inc. * ...................      413,800         6,211
                                                                   ----------
                                                                       32,032

Software - 9.2%
     BMC Software, Inc. * ........................      278,200         4,760
     Intuit, Inc. * ..............................      100,900         4,734
     Microsoft Corp. * ...........................      555,000        28,694
     Network Associates, Inc. * ..................      142,400         2,291
     Oracle Corp. * ..............................      472,200         5,100
                                                                   ----------
                                                                       45,579

Specialty Retail - 5.9%
     AutoZone, Inc. * ............................       44,400         3,137
     Bed Bath & Beyond, Inc. * ...................      107,700         3,719
     Home Depot, Inc. * ..........................      275,300         6,596
     Lowe's Cos., Inc. * .........................      250,100         9,379
     Staples, Inc. * .............................      158,600         2,902
     TJX Cos., Inc. * ............................      186,900         3,648
                                                                   ----------
                                                                       29,381

Textiles & Apparel - 0.9%
     Nike, Inc. - Cl. B ..........................      100,000         4,447

Tobacco - 1.6%
     Philip Morris Cos., Inc. * ..................      158,700         6,432
     UST, Inc. * .................................       49,900         1,668
                                                                   ----------
                                                                        8,100

U.S. Government Agencies - 3.1%
     Federal Home Loan Mortgage Corp. ............       79,800         4,712
     Federal National Mortgage Assoc. * ..........      169,300        10,891
                                                                   ----------
                                                                       15,603
                                                                   ----------
                               TOTAL COMMON STOCK-         99.2%      492,356

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 1.7%
     State Street Navigator Securities
      Lending Portfolio ..........................   $    8,792         8,792

SHORT-TERM INVESTMENTS - 0.6%

     Investment in joint trading account
      (Note B)
          1.388% due 01/02/03 ....................        3,149         3,149
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        101.5%      504,297
              Cash and Receivables, less payables-         (1.5)%      (7,699)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  496,628
                                                     ==========    ==========

ADR-American Depository Receipts.
* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Airlines - 0.8%
     Southwest Airlines Co. ......................       11,400    $      159

Banks - 2.7%
     Commerce Bancorp, Inc. ......................        1,900            82
     Investors Financial Services Corp. ..........        5,400           148
     North Fork Bancorporation, Inc. * ...........        2,600            88
     Northern Trust Corp. ........................        2,900           101
     TCF Financial Corp. .........................        2,700           118
                                                                   ----------
                                                                          537

Beverages - 2.8%
     Pepsi Bottling Group, Inc. * ................       11,400           293
     Starbucks Corp. * ...........................       12,700           259
                                                                   ----------
                                                                          552

Biotechnology - 6.5%
     Cephalon, Inc. * ............................        4,700           229
     Genzyme Corp. * .............................        8,700           257
     Gilead Sciences, Inc. * .....................        6,700           228
     Idec Pharmaceuticals Corp. * ................        6,700           222
     IDEXX Laboratories, Inc. * ..................          700            23
     MedImmune, Inc. * ...........................        6,900           188
     Shire Pharmaceuticals Group Place - ADR * ...        8,162           154
                                                                   ----------
                                                                        1,301

Chemicals - 0.6%
     Rohm & Haas Co. .............................        3,900           127

Commercial Services & Supplies - 7.5%
     Apollo Group, Inc. - Cl. A * ................        2,300           101
     Career Education Corp. * ....................        3,500           140
     Choicepoint, Inc. * .........................        4,400           174
     Cintas Corp. * ..............................        3,300           151
     Concord EFS, Inc. * .........................        9,100           143
     DST Systems, Inc. * .........................        3,900           139
     Ecolab, Inc. * ..............................        1,900            94
     Fiserv, Inc. * ..............................        5,275           179
     Pitney Bowes, Inc. * ........................        5,200           170
     Stericycle, Inc. * ..........................        1,700            55
     The Bisys Group, Inc. * .....................        9,700           154
                                                                   ----------
                                                                        1,500

Communications Equipment - 0.9%
     Emulex Corp. * ..............................        8,600           159
     Extreme Networks, Inc. * ....................        4,300            14
     McData Corp. * ..............................        1,800            13
                                                                   ----------
                                                                          186

Computers & Peripherals - 2.2%
     Business Objects SA - ADR * .................        6,200            93
     Lexmark International Group, Inc. - Cl. A * .        5,700           345
                                                                   ----------
                                                                          438

Diversified Financials - 4.0%
     Capital One Financial Corp. .................        3,100            92
     Investment Technology Group, Inc. * .........        3,100            69
     Midcap Trust ................................        2,700    $      213
     SEI Investments Company .....................        9,200           250
     Waddell & Reed Financial, Inc. - Cl. A ......        8,900           175
                                                                   ----------
                                                                          799

Diversified Telecommunication Services - 1.1%
     CenturyTel, Inc. ............................        7,800           229

Electric Utilities - 1.9%
     Entergy Corp. * .............................        5,900           269
     Progress Energy, Inc. * .....................        2,700           117
                                                                   ----------
                                                                          386

Electrical Equipment - 0.4%
     FLIR Systems, Inc. * ........................        1,600            78

Energy Equipment & Services - 3.4%
     Cooper Cameron Corp. * ......................        3,900           194
     Global Santa Fe Corp. .......................        7,968           194
     Noble Corp. * ...............................        5,900           208
     Smith International, Inc. * .................        2,800            91
                                                                   ----------
                                                                          687

Food & Drug Retailing - 0.9%
     Williams-Sonoma, Inc. * .....................        6,600           179

Food Products - 0.6%
     McCormick & Co., Inc. .......................        4,900           114

Health Care Equipment & Supplies - 5.9%
     Amerisource Bergen Corp. * ..................        7,800           423
     Apogent Technologies, Inc. * ................        7,200           150
     Biomet, Inc. * ..............................        7,000           201
     Cytyc Corp. * ...............................        6,900            70
     St. Jude Medical, Inc. * ....................        4,300           171
     Steris Corp. * ..............................        2,100            51
     Zimmer Holdings, Inc. * .....................        2,600           108
                                                                   ----------
                                                                        1,174

Health Care Providers & Services - 9.4%
     Advance PCS * ...............................        4,600           102
     Anthem, Inc. * ..............................        3,400           214
     Caremark Rx, Inc. * .........................       15,400           250
     Express Scripts, Inc. - Cl. A * .............        6,200           298
     Health Management Assoc., Inc. - Cl. A * ....       10,600           190
     Quest Diagnostics, Inc. * ...................        4,500           256
     Triad Hospitals, Inc. * .....................        2,700            81
     Universal Health Services, Inc. - Cl. B * ...        5,100           230
     Wellchoice, Inc. ............................           20
     Wellpoint Health Networks, Inc. * ...........        3,800           270
                                                                   ----------
                                                                        1,891

Hotels Restaurants & Leisure - 7.7%
     Darden Restaurants, Inc. * ..................       10,900           223
     Four Seasons Hotels, Inc. ...................        2,500            71
     Harrah's Entertainment, Inc. ................        4,300           170
     International Game Technology * .............        2,800           213

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Hotels Restaurants & Leisure - Continued
     Krispy Kreme Doughnuts, Inc. * ..............        5,200    $      176
     Marriott International, Inc. - Cl. A * ......        3,300           108
     Royal Caribbean Cruises, Ltd. ...............       16,600           277
     Yum Brands, Inc. * ..........................       12,600           305
                                                                   ----------
                                                                        1,543

Household Durables - 1.7%
     Fortune Brands, Inc. * ......................        1,600            74
     Newell Rubbermaid, Inc. * ...................        8,800           267
                                                                   ----------
                                                                          341

Household Products - 0.3%
     Church & Dwight Co., Inc. ...................        1,800            55

Insurance - 0.5%
     Ace, Ltd. ...................................        3,200            94

Internet Software & Services - 0.2%
     Internet Security System, Inc. * ............        2,600            48

IT Consulting & Services - 3.8%
     Affiliated Computer Services, Inc. - Cl. A *         9,000           474
     SunGard Data Systems, Inc. * ................       12,500           294
                                                                   ----------
                                                                          768

Machinery - 2.7%
     Dover Corp. .................................       10,100           295
     Parker-Hannifin Corp. .......................        5,300           244
                                                                   ----------
                                                                          539

Media - 1.8%
     EchoStar Communications Corp. - Cl. A * .....        5,800           129
     Lamar Advertising Co. * .....................        7,200           242
                                                                   ----------
                                                                          371

Multiline Retail - 1.2%
     Family Dollar Stores, Inc. ..................        7,900           247

Oil & Gas - 3.2%
     BJ Services Co. * ...........................        6,700           217
     Burlington Resources, Inc. * ................        5,000           213
     Murphy Oil Corp. ............................        5,000           214
                                                                   ----------
                                                                          644

Pharmaceuticals - 3.7%
     Allergan, Inc. * ............................        4,600           265
     Andrx Corp. * ...............................        3,500            51
     Intermune, Inc.* ............................        1,700            44
     King Pharmaceuticals, Inc. * ................       11,305           194
     Teva Pharmaceutical Industries, Ltd. - ADR *         4,900           189
                                                                   ----------
                                                                          743

Semiconductor Equipment & Products - 7.8%
     Brooks PRI Automation, Inc. * ...............        8,400            96
     Integrated Device Technology, Inc. * ........        6,400            53
     KLA-Tencor Corp. * ..........................        7,200           255
     Lam Research Corp. * ........................       12,000    $      130
     Linear Technology Corp. * ...................        7,900           203
     Marvell Technology Group, Ltd. * ............        3,900            73
     Microchip Technology, Inc. * ................        8,000           196
     Novellus Systems, Inc. * ....................        5,700           160
     QLogic Corp. * ..............................        4,600           159
     Silicon Laboratories, Inc. * ................        6,000           114
     Teradyne, Inc. * ............................        9,500           124
                                                                   ----------
                                                                        1,563

Software - 4.4%
     Adobe Systems, Inc. .........................        9,700           241
     BMC Software, Inc. * ........................        8,700           149
     Mercury Interactive Corp. * .................        3,400           101
     NetIQ Corp. * ...............................        4,900            60
     Network Associates, Inc. * ..................       15,400           248
     Peoplesoft, Inc. * ..........................        4,500            82
                                                                   ----------
                                                                          881

Specialty Retail - 7.1%
     Advanced Auto Parts * .......................        4,000           196
     AutoZone, Inc. * ............................        2,400           170
     Bed Bath & Beyond, Inc. * ...................        4,900           169
     CDW Computer Centers, Inc. * ................        2,200            96
     Michaels Stores, Inc. * .....................        6,600           207
     Staples, Inc. * .............................       14,800           271
     TJX Cos., Inc. * ............................       16,000           312
                                                                   ----------
                                                                        1,421
                                                                   ----------
                               TOTAL COMMON STOCK-         97.7%       19,595

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 5.7%
     State Street Navigator Securities Lending
      Portfolio ..................................   $    1,140         1,140

SHORT-TERM INVESTMENTS - 2.3%

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................          468           468
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        105.7%       21,203
              Cash and Receivables, less payables-         (5.7)%      (1,138)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   20,065
                                                     ==========    ==========

* Non-income producing security.
ADR-American Depository Receipt.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.0%
     Jet Equipment Trust
          10.91% due 08/15/14 ....................   $    2,100    $      144

Airlines - 0.3%
     Continental Airlines - CTF Ser. 1999-1
      Cl. A
          6.545% due 02/02/19 ....................           54            47
     Continental Airlines, Inc.
          7.206% due 06/30/04 ....................        2,051         1,347
     Northwest Airlines Corp. - Ser. 1996-1
          8.97% due 01/02/15 .....................          196            99
     NWA Trust - Sr. Notes
          9.25% due 06/21/14 .....................        2,084         1,963
                                                                   ----------
                                                                        3,456

Auto Loan - 1.6%
     Ford Motor Credit Co.
          7.375% due 10/28/09 ....................        5,685         5,633
     Ford Motor Credit Co. - Notes
          6.875% due 02/01/06 ....................        4,180         4,187
     General Motors Acceptance Corp.
          6.875% due 08/28/12 ....................        1,825         1,799
     General Motors Acceptance Corp. -
      Notes
          7.75% due 01/19/10 .....................          615           644
     General Motors Acceptance Corp. -
      Sr. Notes
          6.125% due 08/28/07 ....................        2,895         2,929
     GMAC Commercial Securities, Inc.
          6.411% due 11/15/07 ....................          177           188
                                                                   ----------
                                                                       15,380

Automobiles - 0.1%
     Hertz Corp. - Notes
          7.625% due 06/01/12 ....................        1,240         1,184

Banks - 3.4%
     Abbey National First Capital - Sr. Sub.
      Notes
          8.2% due 10/15/04 ......................        2,100         2,316
     Bank of New York Institution Capital -
      144A(a)
          7.78% due 12/01/26 .....................        3,400         3,669
     Barclays Bank plc - 144A(a)
          6.86% due 06/15/32 .....................        2,870         2,940
     Capital One Bank - Sr. Notes
          6.875% due 02/01/06 ....................        3,115         3,014
     CS First Boston Mortgage Securities
      Corp. - Ser. 1998-Cl Cl. A1A
          6.26% due 04/11/30 .....................        4,170         4,421
     First Union National Bank Chase - CTF
      1999-C2
          6.36% due 06/15/08 .....................        2,468         2,644
     MBNA National
          7.125% due 11/15/12 ....................        1,545         1,617
     RBSG Capital Corp. - Notes
          10.125% due 03/01/04 ...................   $    5,385    $    5,880
     Royal Bank of Scotland Group plc
          8.817% due 03/31/05 ....................        1,900         2,132
     Royal Bank of Scotland Group plc
          7.648% due 08/31/49 ....................        2,260         2,616
     Zions Financial Corp. - Notes
          6.95% due 05/15/11 .....................        2,625         2,794
                                                                   ----------
                                                                       34,043

Chemicals - 0.5%
     Equistar Chemical - Notes
          8.5% due 02/15/04 ......................        1,795         1,777
     Lyondell Chemical Co. - Sr. Notes
          9.5% due 12/15/08 ......................          605           563
     NOVA Chemicals Corp. - Notes
          7.0% due 05/15/06 ......................        2,565         2,488
                                                                   ----------
                                                                        4,828

Commerical Services & Supplies - 1.2%
     Allied Waste North America
          10.0% due 08/01/09 .....................        2,670         2,657
     Cendant Corp. - Notes
          6.875% due 08/15/06 ....................        4,570         4,742
     Delaware Montecorp - Sr. Sub. Notes
      144A(a)
          8.625% due 12/15/12 ....................        1,090         1,112
     Republic Services, Inc.
          6.75% due 08/15/11 .....................        2,670         2,919
                                                                   ----------
                                                                       11,430

Communications Equipment - 0.2%
     Deutsche Telekom International Finance
          8.25% due 06/15/05 .....................        1,740         1,902
     Computers & Peripherals - 0.1%
      NCR Corp. - Sr. Notes 144A(a)
          7.125% due 06/15/09 ....................        1,365         1,420
     Construction Materials - 0.2%
      Toll Brothers, Inc. - Sr. Notes 144A(a)
          6.875% due 11/15/12 ....................        1,835         1,890
     Containers & Packaging - 0.5%
      Owens Brockway Glass Container -
      Sr. Notes 144A(a)
          8.75% due 11/15/12 .....................        1,435         1,457
     Stone Container Corp. - Sr. Notes
          8.375% due 07/01/12 ....................        1,650         1,691
          9.75% due 02/01/11 .....................        1,460         1,569
                                                                   ----------
                                                                        4,717

Credit Card - 0.7%
     Midland Funding Corp. II - Debs.
          11.75% due 07/23/05 ....................        5,185         5,263

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                        Par          Market
                  Name of Issuer                       Value         Value
                                                      (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

Credit Card - Continued
     Tiers Fixed Rate Certificates - Ser. 2001 -
      14 CTF 144A(a)
          7.2% due 06/15/04 ......................   $    3,360    $    1,445
                                                                   ----------
                                                                        6,708

Diversified Financials - 4.8%
     CIT Group, Inc. - Sr. Notes
          7.375% due 04/02/07 ....................        2,910         3,172
     Deutsche Mortgage & Asset Receiving
      Corp. - Ser. 1998-Cl. Cl. C
          6.861% due 03/15/08 ....................        2,265         2,492
     ERAC USA Finance Co.
          7.95% due 12/15/09 .....................        2,050         2,366
     ERAC USA Finance Co. - Notes 144A(a)
          7.35% due 06/15/08 .....................        1,870         2,105
     Hyatt Equities LC - Notes 144A(a)
          6.875% due 06/15/07 ....................        1,675         1,668
     ING Capital Funding Trust III
          8.439% due 12/31/49 ....................        2,995         3,483
     MDP Acquisitions plc - Sr. Notes 144A(a)
          9.625% due 10/01/12 ....................        1,000         1,045
     Morgan Stanley Dean Witter - Notes
          6.6% due 04/01/12 ......................        3,335         3,696
     Morgan Stanley Dean Witter Capital -
      CTF Cl. Al
          4.57% due 12/18/32 .....................        4,344         4,537
     Newcourt Credit Group, Inc. - Ser. B
          6.875% due 02/16/05 ....................        2,325         2,444
     Pemex Project Funding Trust - Notes
          9.125% due 10/13/10 ....................        4,735         5,422
     Sun Canada Financial Co. - Bonds 144A(a)
          6.625% due 12/15/07 ....................        3,760         4,096
     TFM SA DE CV - Sr. Disc. Debs.
          11.75% due 06/15/09 ....................        1,465         1,428
     The MONY Group, Inc. - Sr. Notes
          7.45% due 12/15/05 .....................        2,635         2,744
     UBS Preferred Funding TRI
          8.622% due 10/29/49 ....................        4,205         5,083
     URC Holdings Corp. - Sr. Notes 144A(a)
          7.875% due 06/30/06 ....................        1,865         2,143
                                                                   ----------
                                                                       47,924

Diversified Telecommunication Services - 3.6%
     AT&T Broadband Corp. - Notes
          8.375% due 03/15/13 ....................        1,639         1,862
     Citizens Communications Co. - Notes
          8.5% due 05/15/06 ......................        4,345         4,812
     Citizens Communications Co. - Sr. Notes
          6.375% due 08/15/04 ....................        1,390         1,424
     Cox Communications, Inc. - Notes
          7.5% due 08/15/04 ......................        3,685         3,915
     Deutsche Telekom International
          8.5% due 06/15/10 ......................   $    2,245    $    2,586
     France Telecom SA - Notes
          9.25% due 03/01/11 .....................        4,040         4,671
     Nextel Communications, Inc. - Sr. Notes
          9.375% due 11/15/09 ....................        1,900         1,724
     Sprint Capital Corp. - Notes
          7.125% due 01/30/06 ....................        2,975         2,945
     Tele-Communications, Inc. - Debs.
          9.8% due 02/01/12 ......................        1,265         1,521
     Telefonosde Mexico - Sr. Notes
          8.25% due 01/26/06 .....................        3,625         3,969
     Tellus Corp. - Notes
          8.0% due 06/01/11 ......................        3,250         3,120
     Verizon New York, Inc. - Debs. Ser. A
          7.375% due 04/01/32 ....................        1,570         1,816
     Voicestream Wireless Corp.
          11.5% due 09/15/09 .....................        1,560         1,630
                                                                   ----------
                                                                       35,995

Electric Utilities - 1.1%
     CalEnergy Co., Inc. - Bonds
          8.48% due 09/15/28 .....................        2,745         3,230
     CalEnergy Co., Inc. - Sr. Notes
          7.63% due 10/15/07 .....................        1,390         1,560
     Calpine Canada Energy
          8.5% due 05/01/08 ......................        1,395           628
     CMS Energy Corp. - Sr. Notes
          6.75% due 01/15/04 .....................        2,095         1,990
     Pennsylvania Power Co. ......................
          8.5% due 07/15/22 ......................          610           636
     Pinnacle West Capital Corp. - Sr. Notes
          6.4% due 04/01/06 ......................        2,485         2,530
                                                                   ----------
                                                                       10,574

Electric/Gas - 2.3%
     AES Eastern Energy
          9.0% due 01/02/17 ......................        2,155         1,985
     Cleveland Electric Illuminating Co.
          9.5% due 05/15/05 ......................        5,820         5,832
     Long Island Lighting Co. - Debs.
          8.2% due 03/15/23 ......................        3,275         3,425
     Monterrey Power SA de CV - Sec. Bonds 144A(a)
          9.625% due 11/15/09 ....................          650           721
     Niagara Mohawk Power Corp. - Debs.
          8.77% due 01/01/18 .....................        3,824         4,002
     PNPP II Funding Corp. - Debs.
          9.12% due 05/30/16 .....................        2,495         2,540
     Waterford 3 Funding - Entergy - Bonds
          8.09% due 01/02/17 .....................        3,835         4,139
                                                                   ----------
                                                                       22,644

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Electrical Equipment - 0.3%
     HQI Transelec Chile SA
          7.875% due 04/15/11 ....................   $    2,990    $    3,312

Electronic Equipment & Instruments - 0.3%
     Pinnacle Partners
          8.83% due 08/15/04 .....................        2,720         2,502

Energy Equipment & Services - 0.5%
     Colonial Pipeline Co. - Sr. Notes 144A(a)
          7.63% due 04/15/32 .....................        2,785         3,324
     XTO Energy, Inc. - Sr. Notes
          7.5% due 04/15/12 ......................        1,095         1,161
                                                                   ----------
                                                                        4,485

Finance - 3.6%
     Beaver Valley Funding Corp. - Debs.
          9.0% due 06/01/17 ......................        2,388         2,647
     BVPS II Funding Corp. - Bonds
          8.89% due 06/01/17 .....................        2,469         2,701
     Conseco Finance Securitizations Co. -
      Ser. 2002-A CTF Cl. A3
          5.33% due 04/15/27 .....................        4,710         4,818
     EIP Funding Corp.
          10.25% due 10/01/12 ....................        2,170         2,194
     Household Finance Corp. - Note
          6.375% due 11/27/12 ....................        2,420         2,526
     Household Financial Corp. - Notes
          6.75% due 05/15/11 .....................        5,270         5,619
     Household Financial Corp. - Notes
          7.2% due 07/15/06 ......................        1,810         1,958
     NiSource Finance Corp. ......................
          7.875% due 11/15/10 ....................        2,945         3,237
     NiSource Finance Corp. - Notes
          7.5% due 11/15/03 ......................        5,565         5,609
     PDVSA Finance, Ltd. - Notes
          8.5% due 11/16/12 ......................          575           471
          9.75% due 02/15/10 .....................          830           739
     PTC International Finance BV - GTD Sr.
      Sub. Disc. Notes
          10.75% due 07/01/07 ....................          935           954
     PTC International Finance II SA - Sr.
      Sub. Notes
          11.25% due 12/01/09 ....................        1,190         1,261
     Ucar Finance, Inc. - Sr. Notes
          10.25% due 02/15/12 ....................        1,455         1,135
                                                                   ----------
                                                                       35,869
Food & Drug Retailing - 0.1%
     Delhaize America, Inc. - Notes
          7.375% due 04/15/06 ....................        1,085         1,061

Food Products - 0.3%
     Conagra, Inc.
          7.4% due 09/15/04 ......................          805           872
     Corn Products International, Inc. - Sr.
      Notes
          8.45% due 08/15/09 .....................   $    2,525    $    2,555
                                                                   ----------
                                                                        3,427

Foreign Governmental - 0.4%
     Republic of Panama - Bonds
          9.375% due 01/16/23 ....................        2,045         2,106
     Republic of Peru - Bonds
          9.125% due 01/15/08 ....................        1,730         1,739
                                                                   ----------
                                                                        3,845

Gas Utilities - 0.4%
     Kinder Morgan, Inc. - Sr. Notes 144A(a)
          6.5% due 09/01/12 ......................        1,835         1,918
     Louis Dreyfus Natural Gas Corp.
          6.875% due 12/01/07 ....................        1,730         1,936
                                                                   ----------
                                                                        3,854

Health Care Providers & Services - 0.8%
     Columbia/HCA Healthcare Corp. - Notes
          7.0% due 07/01/07 ......................          940           998
     HCA-The Healthcare Corp. - Notes
          7.125% due 06/01/06 ....................        2,710         2,846
          8.75% due 09/01/10 .....................        1,380         1,581
     Quest Diagnostics, Inc. - Sr. Notes
          6.75% due 07/12/06 .....................        1,810         1,966
     Triad Hospitals, Inc. - Sr. Notes Ser. B
          8.75% due 05/01/09 .....................          895           958
                                                                   ----------
                                                                        8,349

Home Equity Loan - 1.3%
     Contimortgage Home Equity Loan - CTF
      Cl. A5
          8.1% due 08/15/25 ......................          164           164
     EQCC Home Equity Loan Trust
          6.57% due 02/15/29 .....................        2,305         2,436
     IMC Home Equity Loan Trust - Ser.
      1998-1 A4
          6.6% due 03/20/25 ......................          711           736
     Money Store Home Equity Trust - Ser.
      1997-Cl DAF7
          6.485% due 12/15/28 ....................        3,341         3,461
     UCFC Home Equity Loan
          7.18% due 02/15/25 .....................        1,339         1,384
     UCFC Home Equity Loan - Ser. 1997-A1
      A8
          7.22% due 06/15/28 .....................        4,495         4,724
                                                                   ----------
                                                                       12,905

Hotels Restaurants & Leisure - 0.7%
     Argosy Gaming Co. - Sr. Sub. Notes
          9.0% due 09/01/11 ......................        1,160         1,224
     Harrahs Operating Co., Inc.
          7.875% due 12/15/05 ....................        4,115         4,392

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Hotels Restaurants & Leisure - Continued
     Wynn Las Vegas LLC
          12.0% due 11/01/10 .....................   $    1,575    $    1,583
                                                                   ----------
                                                                        7,199

Insurance - 0.5%
     Equitable Life Assurance Society USA -
      Notes 144A(a)
          6.95% due 12/01/05 .....................        1,470         1,599
     Mass. Mutual Life Insurance Co. - Notes
      144A(a)
          7.625% due 11/15/23 ....................        2,645         2,969
                                                                   ----------
                                                                        4,568

Machinery - 0.2%
     Kennametal, Inc. - Sr. Notes
          7.2% due 06/15/12 ......................        2,175         2,248

Media - 3.8%
     AOL Time Warner, Inc.
          7.625% due 04/15/31 ....................        3,480         3,577
     British Sky Broadcasting
          8.2% due 07/15/09 ......................        3,935         4,299
     Clear Channel Communications, Inc. - Sr.
      Notes
          7.875% due 06/15/05 ....................        3,570         3,908
     Continental Cablevision - Sr. Notes
          8.3% due 05/15/06 ......................        3,065         3,320
     EchoStar DBS Corp. - Sr. Notes
          9.375% due 02/01/09 ....................        1,775         1,882
     Grupo Televisa SA De CV - Sr. Notes
          8.0% due 09/13/11 ......................        1,105         1,152
          8.5% due 03/11/32 ......................          745           708
     Lenfest Communications, Inc.
          8.375% due 11/01/05 ....................        1,730         1,872
     News America Holdings, Inc.
          8.5% due 02/15/05 ......................        2,925         3,163
     News America Holdings, Inc. - Debs.
          8.25% due 08/10/18 .....................        2,810         3,080
     Panamsat Corp. 144A(a)
          8.75% due 02/01/12 .....................        1,070         1,022
     Rogers Cablesystems - Sr. Notes
          10.0% due 03/15/05 .....................        1,205         1,235
     Rogers Cablesystems, Ltd. - Debs.
          10.0% due 12/01/07 .....................        1,667         1,700
     Shaw Communications, Inc. - Sr. Notes
          8.25% due 04/11/10 .....................        1,720         1,606
     TCI Communications, Inc. - Debs.
          7.875% due 02/15/26 ....................        1,955         1,983
     Time Warner, Inc. - Debs.
          9.125% due 01/15/13 ....................        2,166         2,540
     USA Interactive - Sr.Notes 144A(a)
          7.0% due 01/15/13 ......................          915           946
                                                                   ----------
                                                                       37,993

Metals & Mining - 0.6%
     Great Central Mines, Ltd. - Sr. Notes
          8.875% due 04/01/08 ....................   $    3,255    $    3,320
     Newmont Mining Corp. - Notes
          8.625% due 05/15/11 ....................        1,640         1,916
     Yanacocha Receivables - 144A(a)
          8.4% due 06/15/05 ......................          829           837
                                                                   ----------
                                                                        6,073

Multi-Utilities - 0.1%
     Indiana Michigan Power Co.
          8.5% due 12/15/22 ......................        1,135         1,191

Multiline Retail - 0.2%
     Sears Roebuck Acceptance Corp. - Sr.
      Notes
          6.7% due 04/15/12 ......................        1,775         1,685

Oil & Gas - 2.2%
     Alberta Energy, Ltd. - Notes
          7.375% due 11/01/31 ....................        1,870         2,195
          8.125% due 09/15/30 ....................        2,025         2,567
     Anadarko Petroleum Corp.
          7.0% due 10/15/06 ......................           50            56
     Forest Oil Corp. - Sr. Notes
          8.0% due 06/15/08 ......................        1,100         1,161
     Humpuss Funding Corp. - 144A(a)
          7.72% due 12/15/09 .....................        1,520           893
     MidAmerican Energy Holdings Co. - Sr.
      Notes 144A(a)
          5.875% due 10/01/12 ....................        1,195         1,211
     Occidental Petroleum Corp. - Sr. Debs.
          10.125% due 09/15/09 ...................        3,015         4,024
     PSEG Energy Holdings, Inc. - Sr. Notes
          8.625% due 02/15/08 ....................        1,730         1,401
     Tosco Corp. .................................
          8.125% due 02/15/30 ....................        3,590         4,576
     Valero Energy Corp. - Notes
          7.375% due 03/15/06 ....................        2,015         2,146
          8.375% due 06/15/05 ....................        1,095         1,170
                                                                   ----------
                                                                       21,400
Other Mortgage - 0.6%
     Commercial Mortgage Acceptance Corp.
      - Ser. 1991-Cl A1
          6.79% due 06/15/31 .....................        2,740         3,012
     LB Commercial Conduit Mortgage Trust
      - Ser. 1999-Cl
          6.41% due 08/15/07 .....................        3,039         3,287
                                                                   ----------
                                                                        6,299

Paper & Forest Products - 0.9%
     Abitibi Consolidated, Inc.
          8.3% due 08/01/05 ......................        4,760         5,073

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                         Par          Market
                  Name of Issuer                        Value         Value
                                                       (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

Paper & Forest Products - Continued
     Corporation Durango SA de CV -
      Sr. Notes
          13.75% due 07/15/09 ....................   $    2,905    $    1,017
     Weyerhaeuser Co. - Notes
          6.0% due 08/01/06 ......................        2,670         2,817
                                                                   ----------
                                                                        8,907

Real Estate Investment Trust - 2.0%
     American Health Properties, Inc. - Notes
          7.5% due 01/15/07 ......................        1,370         1,470
     Amresco Residential Securities
          6.51% due 08/25/27 .....................        6,128         6,522
     Cabot Industrial Properties LP - Notes
          7.125% due 05/01/04 ....................        2,025         2,106
     Camden Property Trust - Sr. Notes
          7.0% due 04/15/04 ......................        2,880         3,014
     Healthcare Realty Trust - Sr. Notes
          8.125% due 05/01/11 ....................          885           953
     Socgen Real Estate Co. LLC - Ser. A
      144(a)
          7.64% due 12/29/49 .....................        4,875         5,362
                                                                   ----------
                                                                       19,427

Real Estate Operations- 0.2%
     HMH Properties, Inc. - Ser. A
          7.875% due 08/01/05 ....................        1,625         1,601

Road & Rail - 0.5%
     Burlington Northern Santa Fe Corp.
          7.95% due 08/15/30 .....................        3,585         4,499

Specialty Retail - 0.3%
     Gap, Inc. - Notes
          10.55% due 12/15/08 ....................        1,010         1,106
     Staples, Inc. - Sr. Notes 144A(a)
          7.375% due 10/01/12 ....................        1,770         1,943
                                                                   ----------
                                                                        3,049

Telephone - 0.3%
     Qwest Corp. - Notes 144A(a)
          8.875% due 03/15/12 ....................        2,740         2,658

U.S. Government Agencies - 46.0%
     Federal Home Loan Mortgage Corp. -
      Bonds
          6.0% due 12/15/25 ......................        5,530         5,780
          6.5% due 08/01/32 ......................       19,455        20,274
          6.5% due 09/01/32 ......................        2,569         2,677
     Federal Home Loan Mortgage Corp. -
      Bonds - Cl. PD
          6.0% due 12/15/30 ......................        4,400         4,604
     Federal Home Loan Mortgage Corp. -
      Bonds - Cl. PM
          5.0% due 07/15/21 ......................       12,745        13,154
     Federal Home Loan Mortgage Corp. -
      Bonds- Ser. 2367 Cl. PJ
          6.0% due 03/15/27 ......................   $    2,154    $    2,223
     Federal Home Loan Mortgage Corp. -
      Cl. PE
          5.5% due 07/15/31 ......................        3,465         3,648
     Federal Home Loan Mortgage Corp. -
      Cl. TB
          5.0% due 11/15/11 ......................        4,725         4,916
     Federal National Mortgage Assoc. -
      Bonds
          5.0% due 12/25/17 ......................       16,110        16,498
          5.5% due 12/01/14 ......................        5,840         6,113
          5.5% due 12/25/17 ......................       19,420        20,118
          5.5% due 11/25/32 ......................        8,525         8,847
          5.5% due 12/25/32 ......................       27,185        27,720
          5.5% due 02/25/32 ......................        1,905         1,934
          6.0% due 09/01/14 ......................        5,733         6,021
          6.0% due 07/01/17 ......................        3,237         3,387
          6.0% due 01/25/32 ......................      107,205       110,790
          6.5% due 07/01/14 ......................        4,717         4,997
          6.5% due 10/01/31 ......................       40,664        42,359
          6.5% due 01/25/32 ......................        8,230         8,567
          6.5% due 07/01/32 ......................       23,712        24,700
          6.5% due 07/01/32 ......................       15,126        15,756
          6.5% due 11/01/32 ......................        6,319         6,583
          7.0% due 09/01/10 ......................        1,781         1,899
          7.0% due 01/01/12 ......................          510           542
          7.0% due 04/01/17 ......................        3,126         3,323
          7.0% due 04/01/17 ......................          751           798
          7.0% due 05/01/17 ......................          265           282
          7.0% due 07/01/32 ......................       11,600        12,201
          7.0% due 07/01/32 ......................        8,243         8,670
     Federal National Mortgage Assoc. -
      Bonds - Ser. 1997-M8 Cl.A
          6.94% due 01/25/22 .....................        1,203         1,259
     Federal National Mortgage Assoc. -
      Notes
          4.75% due 06/18/07 .....................        9,685        10,120
     Federal National Mortgage Assoc. -
      Notes - Cl. QB
          5.5% due 08/25/12 ......................        6,965         7,304
     Government National Mortgage Assoc. -
      Bonds
          6.0% due 12/15/32 ......................        8,800         9,152
          6.5% due 09/15/28 ......................        2,659         2,795
          6.5% due 01/15/29 ......................        1,640         1,724
          6.5% due 09/15/29 ......................        1,690         1,776
          6.5% due 08/15/31 ......................        4,253         4,467
          6.5% due 09/15/31 ......................        1,091         1,146
          6.5% due 12/15/31 ......................        3,456         3,630
          7.0% due 09/15/25 ......................        1,181         1,258
          7.0% due 12/15/28 ......................        3,054         3,245

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
          7.0% due 04/15/31 ......................   $    2,331    $    2,473
          7.0% due 07/15/31 ......................        4,236         4,492
          7.0% due 03/15/32 ......................        7,267         7,705
          7.0% due 05/15/32 ......................        1,084         1,150
          8.5% due 09/15/21 ......................          220           243
          9.0% due 05/15/21 ......................          277           309
          9.0% due 08/15/21 ......................          245           273
          9.5% due 06/15/16 ......................          259           291
                                                                   ----------
                                                                      454,193

U.S. Governmental - 9.5%
     U.S. Treasury - Bonds
          5.375% due 02/15/31 ....................       43,275        47,176
          6.875% due 08/15/25 ....................        4,225         5,344
     U.S. Treasury - Notes
          4.0% due 11/15/12 ......................        5,630         5,710
          6.0% due 08/15/09 ......................       30,300        35,228
                                                                   ----------
                                                                       93,458
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-         97.2%      960,296

                                                       Shares

PREFERRED STOCK

Media - 0.3%
     CSC Holdings, Inc. - Ser. H .................       15,525         1,482
     CSC Holdings, Inc. - Ser. M .................       13,740         1,285
                                                                   ----------
                             TOTAL PREFERRED STOCK-         0.3%        2,767

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 9.8%
     State Street Navigator Securities Lending
      Portfolio ..................................   $   96,601        96,601

SHORT-TERM INVESTMENTS - 20.8%
     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................      205,511       205,511
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        128.1%    1,265,175
              Payables, less cash and receivables-        (28.1)%    (277,721)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  987,454
                                                     ==========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $50,423 or 5.1% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Brazil - 0.1%
     Aracruz Celulose SA - ADR* (BG) .............        1,000    $       19

Czech Republic - 0.1%
     Komercni Banka AS* (JP) .....................          304            21

Hong Kong - 5.5%
     BYD Co.(BL) .................................       34,000            69
     China Shipping Development* (BR) ............      356,000            74
     China Southern Airlines Co. Ltd* (BQ) .......      718,000           196
     China Telecom, Ltd. (J2) ....................      262,000           625
     CNOOC, Ltd. *(BB) ...........................      372,000           486
     Cosco Pacific, Ltd. (BO) ....................      118,000            97
     Huaneng Power International * (J3) ..........      172,000           138
     Shanghai Petrochemical Co., Ltd. (BC) .......      454,000            69
     Texwinca Holdings * (BY) ....................      122,000            91
     Yanzhou Coal Mining * (BF) ..................      132,000            52
                                                                   ----------
                                                                        1,897

Hungary - 1.7%
     Magyar Tavkozlesi * (J1) ....................       27,891           101
     MOL Magyar Olaj-es Gazipari Rt. (BB) ........        6,763           158
     OTP Bank (JP) ...............................       33,923           333
                                                                   ----------
                                                                          592

India - 5.9%
     Bharat Heavy Electricals, Ltd. (BK) .........       25,700            92
     Colgate Palmolive Co. * (JK) ................       17,051            48
     Container Corp. of India, Ltd. (BJ) .........       20,092            96
     Gujarat Ambuja Cements Ltd. (BD) ............       21,250            72
     Hero Honda Motors, Ltd. (BV) ................       23,850           135
     Hindlaco Industries (BD) ....................        7,100            87
     Hindustan Lever Ltd. (JJ) ...................       32,200           122
     Hindustan Petroleum Corp., Ltd. (BB) ........       12,500            75
     Housing Development Financing Corp.,
      Ltd. (JQ) ..................................       11,608            87
     IndiaInfo, Ltd. (JA) ........................       10,639
     Infosys Technologies, Ltd. * (JU) ...........        2,440           243
     Mahanagar Telephone Nigam, Ltd. (J1) ........       31,750            63
     Morgan Stanley Group (JQ) ...................      705,000           139
     Oil & Natural Gas (BB) ......................        9,750            71
     Ranbaxy Laboratories, Ltd. (JO) .............        8,660           107
     Reliance Industries, Inc.* (BC) .............       13,300            83
     State Bank of India (JP) ....................       44,100           267
     Steel Author India *(BF) ....................      202,000            43
     Tata Ironsteel (BF) .........................       32,000           101
     Tata Engineering and Locomotive Co.,
      Ltd. (BD) ..................................       15,000            50
     Wipro Ltd. *(JU) ............................        1,200            41
                                                                   ----------
                                                                        2,022
Indonesia - 3.4%
     Astra International (BV) ....................    1,072,000           377
     Bank Central (JP) ...........................      555,500           155
     HM Sampoerna (JI) ...........................      387,000           160
     Ramayana Lestari *(JD) ......................      442,500           125
     Telekomunikasi Indiana - Ser. B (JI) ........      809,000    $      348
                                                                   ----------
                                                                        1,165

Israel - 0.3%
     Teva pharmaceutical Industries, Ltd. * (JO) .        2,980           111

Luxembourg - 0.1%
     OTP Bank - GDR (JP) .........................        2,456            48

Malaysia - 4.1%
     AMMB Holdings (JQ) ..........................       89,000            89
     Celcom (J2) .................................      351,000           225
     Commerce Asset Holdings *(JP) ...............      102,000            87
     Gamuda Berhad (BJ) ..........................      156,000           226
     Magnum Corp. Berhad * (BZ) ..................      241,000           145
     Malayan Banking Berhad * (JP) ...............      148,200           289
     Malaysian Pacific Industries (J0) ...........       22,000            81
     Public Bank Berhad (JP) .....................      102,875            61
     Resorts World Berhad * (BZ) .................       45,000           111
     SP Setia (JS) ...............................      136,499            88
                                                                   ----------
                                                                        1,402
Mexico - 2.3%
     Cifra SA de CV - Ser. V * (JD) ..............      148,172           338
     Fomento Economico Mexicano SA de CV * (JG) ..        1,799             7
     GF BBVA Bancomer - Ser. B (JP) ..............      302,261           229
     Grupo Aeroportuario del Sureste SA de CV*
      (BT) .......................................       18,100            20
     Grupo Modelo SA de CV - Ser. C *(JG) ........       68,600           168
     Wal-Mart de Mexico SA de CV - Ser. C *
      (JD) .......................................       22,106            43
                                                                   ----------
                                                                          805
Philippines - 0.1%
     Ayala Land, Inc. *(JS) ......................      542,500            46

Poland - 1.4%
     Bank Polska Kasa Opeiki SA (JP) .............       14,984           370
     Polski Koncern Nafto *(BB) ..................       18,663            86
     Telekomunikacja (J1) ........................        5,662            19
                                                                   ----------
                                                                          475

Singapore - 0.5%
     TPV Technology (JX) .........................      589,000           182

South Africa - 10.5%
     Anglo American Platinum Corp., Ltd. (BF) ....        7,448           274
     Anglo American plc * (BF) ...................       59,327           875
     Anglogold * (BF) ............................        3,400           115
     Bidvest Group, Ltd. (BL) ....................       25,165           132
     FirstRand, Ltd. (JP) ........................      316,998           272
     Gold Fields Mining * (BF) ...................       28,900           404
     Impala Platinum Holdings, Ltd. (BF) .........        2,228           142

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

South Africa - Continued
     Liberty Life Association of Africa, Ltd. ....
      (JR) .......................................        7,220    $       46
     M-Cell, Ltd. (J2) ...........................       38,710            55
     Nedcor, Ltd. *(JP) ..........................        4,750            62
     Old Mutual plc * (BB) .......................       39,500            56
     Sanlam, Ltd. (JR) ...........................      127,890           113
     Sappi, Ltd. * (BG) ..........................       12,610           168
     Sasol, Ltd. * (BB) ..........................       36,963           453
     Standard Bank Investment Corp., Ltd. (JP) ...      125,313           440
                                                                   ----------
                                                                        3,607

South Korea - 20.4%
     39Shopping Corp. (JD) .......................        4,555           162
     Daishin Securities *(JQ) ....................       13,040           157
     Humax Co., Ltd. * (BW) ......................        8,420           103
     Hyundai Fire & Marin (BU) ...................        3,890            83
     Hyundai Mobis (BM) ..........................       14,520           267
     Hyundai Motor Co., Ltd (BV) .................        5,260           123
     Kookmin Bank * (JP) .........................        2,145            76
     LG Chemical (BC) ............................        6,880           236
     LG Electronics, Inc. (JY) ...................        9,607           335
     LG Household & Health (BW) ..................        3,420           108
     LG Investment & Securities Co., Ltd. * (JQ) .       15,770           177
     Pantech Co., Ltd. (JW) ......................       10,140           122
     Pohang Iron & Steel Co., Ltd. (BF) ..........        6,640           661
     Samsung Electronics * (JY) ..................        9,870         2,613
     Samsung Securities Co., Ltd. (JQ) ...........       10,910           264
     Seoul Securities (JQ) .......................       25,750            92
     Shinhan Financial (JP) ......................       30,120           315
     Shinsegaeco, Ltd. (JD) ......................          850           107
     SK Telecom Co., Ltd. * (J2) .................        4,710           909
     Tongyang Cement Co. (BI) ....................        2,590           127
                                                                   ----------
                                                                        7,037
Taiwan - 14.2%
     Accton Technollogies, Inc. (JW) .............      248,075           254
     Asustek Computer * (JX) .....................       76,750           135
     Cathay Financial Hampshire (JR) .............      190,000           202
     China Trust Finance (JP) ....................      629,027           514
     CTCI Corp. (BJ) .............................       90,000            48
     Eva Airways (BQ) ............................      490,095           207
     Formosa Chemical & Fibre (BC) ...............       92,173            98
     Formosa Plastic * (BC) ......................      163,000           214
     Hon Hai Precision Insustry Co., Ltd.
      Cl. G * (JY) ...............................      114,900           398
     Largan Precision Co. (BL) ...................       19,500           109
     Lite on Technology (JX) .....................       59,000            67
     Novatek Microelect (J0) .....................       52,800           100
     Phoenixtec Power (J3) .......................      147,000           112
     Polaris Securities (JQ) .....................      268,000            94
     Premier Image Technology (BX) ...............      133,000           205
     Quanta Computer, Inc. (JX) ..................      166,050           273
     Quanta Storage (BO) .........................       11,000    $       74
     Siliconware Precision (J0) ..................      296,790           145
     Sinopac Holding (JP) ........................      642,093           270
     Taishin Financial (JP) ......................      578,000           297
     Taiwan Semiconductor * (J0) .................      788,180           969
     United Microelectronics Corp. * (J0) ........      202,537           123
                                                                   ----------
                                                                        4,908
Thailand - 2.6%
     Advanced Information Services (J2) ..........       95,400            79
     Bangkok Bank Co., Ltd. * (JP) ...............      218,600           304
     BEC World Public Co., Ltd. (JA) .............       13,400            66
     Land & House Co., Ltd. * (JS) ...............       44,000            82
     SIAM Cement Co. (BI) ........................        9,300           253
     Thai Farmers Bank Public Co., Ltd. * (JP) ...      184,900           129
                                                                   ----------
                                                                          913
Turkey - 2.5%
     Akbank TAS * (JP) ...........................   41,524,832           137
     Akcansa Cimento SA (BD) .....................   11,387,000            66
     Arcelik AS (BW) .............................   10,767,000            84
     Enka Insaat (BL) ............................    2,433,424            60
     Hurriyet Gazete * (JA) ......................   38,523,790           101
     Koc Holding AS * (JQ) .......................   10,761,000           111
     Turkcell Iletisim Hizmetleri AS (J2) ........   29,114,000           169
     Turkiye Garanti Bankasi AS * (JP) ...........   73,478,000            95
     Turkiye Is Bankasi - Cl. C * (JP) ...........   18,639,000            49
                                                                   ----------
                                                                          872

United Kingdom - 2.6%
     Anglo American plc (BF) .....................       33,711           501
     Bank Pekao - GDR (JP) .......................        1,592            39
     Old Mutual plc * (BB) .......................      245,729           348
                                                                   ----------
                                                                          888

United States - 19.0%
     America Movil SA de CV - ADR - Ser. L (J2) ..       37,943           545
     Ase Test, Ltd. * (J0) .......................        9,800            39
     Banco Bradesco - ADR (JP) ...................        4,739            71
     Banco Itau SA - ADR *(JP) ...................        6,894           164
     Check Point Software Technologies, Ltd.
      * (JT) .....................................       13,112           170
     Companhia De Bebidas ADR (JG) ...............       14,823           231
     Companhia Vale do Rio Doce - ADR (BF) .......       16,047           446
     Compania Anonima Nacional Telefonos
      De Venezuela - ADR (J1) ....................        8,756           110
     ECI Telecommunications, Ltd. * (JW)                 33,773            69
     Embraer - Empresa Brasileira de
      Aeronautica SA * (BH) ......................        8,768           139
     Fomento Economico Mexicano SA de
      CV - ADR * (JG) ............................        5,474           199

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

United States - Continued
     Goldfields, Ltd. - ADR * (BF) ...............        1,400    $       20
     Grupo Aeroportuario Sur - ADR * (BT) ........        5,820            68
     Grupo Financiero BBVA Bancomer, SA
      de CV * (JP) ...............................        8,500           128
     JSC Norilsk Nickel - ADR (BF) ...............        6,000           121
     Komereni Banka * (JP) .......................        2,900            67
     Lukoil Holding - ADR * (BB) .................        8,254           507
     Magyar Tavkozlesi - ADR * (J1) .............         2,634            47
     Marvell Technology Group, Ltd. * (J0) .......            1
     Mobile Systems - ADR * (J2) .................        7,400           275
     Mol Magyar Olaj es Gazipari Right (BB) ......        4,278            99
     OAO Gazprom - ADR * (BL) ....................        4,200            50
     Petroleo Brasileiro SA * (BB) ...............       15,341           229
     Petroleo Brasileiro SA ADR - ADR (BB) .......       13,428           176
     Polski Koncern Naftowy * (BB) ...............        6,100            56
     Sappi, Ltd. ADr * (BG) ......................        2,460            33
     Surgutneftegaz (BB) .........................        4,485           104
     Surgutneftegaz - ADR (BB) ...................       14,011           223
     Telefonos de Mexico SA - ADR (J1) ...........       27,950           894
     Telekomunikacja Polska - GDR (J1) ...........       41,265           135
     Teva Pharmaceutical Industries, Ltd. -
      ADR * (JO) .................................       15,538           600
     Vimpel- Communications - ADR * (J2) .........        3,500           112
     Votorantim Celulose e Papel SA - ADR (BG) ...        3,900            64
     Wal-Mart de Mexico SA de CV - ADR (JD) ......        3,016            69
     Wipro, Ltd. * (JL) ..........................        1,050            35
     Yukos Corp. - ADR * (BB) ....................        1,820           254
                                                                   ----------
                                                                        6,549
                                                                   ----------
                              TOTAL COMMON STOCK -         97.3%       33,559
                                                                   ----------

PREFERRED STOCK

South Korea - 1.5%
     Hyundai Motor Co. (BV) ......................        8,960           105
     Samsung Electronics (JY) ....................        3,360           425
                                                                   ----------
                           TOTAL PREFERRED STOCK -          1.5%          530
                                                     ----------    ----------
                               TOTAL INVESTMENTS -         98.8%       34,089
              Cash and Receivables, less payables-          1.2%          417
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   34,506
                                                     ==========    ==========
* Non-income producing security.
ADR-American Depository Receipt.
GDR-Global Depository Receipt.
See notes to financial statements

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                          Market       % of
                                            Industry      Value      Long-Term
                  Industry                Abbreviation    (000s)    Investments

Banks ..................................       JP       $    5,288         15.5%
Electronic Equipment &
 Instruments ...........................       JY            3,771         11.1%
Metals & Mining ........................       BF            3,755         11.0%
Oil & Gas ..............................       BB            3,382          9.9%
Wireless Telecommunications
 Services ..............................       J2            2,995          8.8%
Diversified Telecommunication
 Services ..............................       J1            1,717          5.0%
Semiconductor Equipment &
 Products ..............................       J0            1,457          4.3%
Diversified Financials .................       JQ            1,070          3.1%
Multiline Retail .......................       JD              844          2.5%
Pharmaceuticals ........................       JO              818          2.4%
Automobiles ............................       BV              740          2.2%
Chemicals ..............................       BC              699          2.1%
Computers & Peripherals ................       JX              657          1.9%
Beverages ..............................       JG              604          1.8%
Communications Equipment ...............       JW              445          1.3%
Industrial Conglomerates ...............       BL              419          1.2%
Airlines ...............................       BQ              403          1.2%
Building Products ......................       BI              379          1.1%
Construction & Engineering .............       BJ              370          1.1%
Insurance ..............................       JR              362          1.1%
IT Consulting & Services ...............       JU              319          0.9%
Household Durables .....................       BW              296          0.8%
Paper & Forest Products ................       BG              284          0.8%
Construction Materials .................       BD              276          0.8%
Machinery ..............................       BM              267          0.8%
Hotels Restaurants & Leisure ...........       BZ              256          0.8%
Electric Utilities .....................       J3              250          0.7%
Real Estate Investment Trust ...........       JS              216          0.6%
Leisure Equipment & Products ...........       BX              205          0.6%
Commercial Services & Supplies .........       BO              171          0.5%
Internet Software & Services ...........       JT              170          0.5%
Media ..................................       JA              167          0.5%
Tobacco ................................       JI              160          0.5%
Finance ................................       JQ              139          0.4%
Aerospace & Defense ....................       BH              139          0.4%
Household Products .....................       JJ              122          0.4%
Electrical Equipment ...................       BK               93          0.3%
Textiles & Apparel .....................       BY               91          0.3%
Transportation Infrastructure ..........       BT               88          0.3%
Auto Components ........................       BU               83          0.2%
Marine .................................       BR               74          0.2%
Personal Products ......................       JK               48          0.1%
                                                        ----------  -----------
                                                        $   34,089        100.0%
                                                        ==========  ===========

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Argentina - 0.0%
     Siderca SAIC * (BF) .........................            3    $       0

Australia - 2.7%
     AMP Diversified Property Trust (JS) .........      106,700           157
     AMP, Ltd. (JR) ..............................        9,100            57
     Aristocrat Leisure Limited (BZ) .............       13,100            34
     BHP Steel * (BF) ............................        8,757            16
     Broken Hill Proprietary Co., Ltd. * (BF) ....       43,785           250
     Coles Myer, Ltd. * (JF) .....................       36,200           128
     Commonwealth Bank of Australia (JP) .........       13,500           205
     CSL, Ltd * (JO) .............................        2,600            32
     CSR, Ltd. (BD) ..............................       31,200           111
     Foster's Brewing Group, Ltd. * (JG) .........       39,000            99
     General Property Trust (JS) .................       53,300            89
     Lend Lease Corp. (JS) .......................        5,100            28
     National Australia Bank, Ltd. (JP) ..........       20,100           359
     News Corp., Ltd. (JA) .......................       12,600            81
     Onesteel. Ltd. (BF) .........................        8,775             9
     Orica, Ltd. (BC) ............................        8,400            50
     Pacific Dunlop, Ltd. (BL) ...................       11,800            50
     QBE Insurance Group, Ltd. * (JR) ............        9,400            43
     Rio Tinto, Ltd. (BF) ........................        5,600           107
     Santos, Ltd. * (BB) .........................       18,500            63
     Tabcorp Holdings, Ltd. (BZ) .................       16,400            98
     Telstra Corp., Ltd. * (J1) ..................       43,000           107
     Westfield Trust (JS) ........................       54,000           105
     Westpac Banking Corp., Ltd. (JP) ............       19,900           154
     WMC Resources. Ltd. * (BB) ..................       38,600            99
     Woolworth's, Ltd. * (JF) ....................       13,800            89
                                                                   ----------
                                                                        2,620
Austria - 1.7%
     Bohler-Uddeholm AG (BF) .....................        1,600            74
     BWT AG (BO) .................................        2,000            20
     Erste Bank * (JP) ...........................        4,800           323
     Flughafen Wien AG (BT) ......................        4,000           134
     Mayr-Melnhof Karton AG (BE) .................        1,800           133
     Oesterreichische
      Elektrizitaetswirtschafts AG (J3) ..........        1,500           128
     OMV AG (BB) .................................        3,000           295
     RHI AG (BD) .................................        5,100            39
     Telecom Austria * (J1) ......................       30,240           306
     VA Technologie AG (BM) ......................        2,100            34
     Voest Alpine AG (BF) ........................        3,600            87
     Wienerberger Baustoffindustrie AG (BI) ......        7,200           128
                                                                   ----------
                                                                        1,701
Belgium - 1.6%
     Bekaert NV (BK) .............................          890            40
     Colruyt NV (JF) .............................          970            53
     Compagnie Maritime Belge SA (BR) ............          521            28
     D'Ieteren SA (JB) ...........................          190            26
     Delhaize SA (JF) ............................        2,855            53
     DEXIA * (JP) ................................       14,647           182
     Electrabel SA (J3) ..........................          836    $      203
     Fortis * (JR) ...............................       23,736           418
     GPE Bruxelles LAM (JQ) ......................        2,388            98
     Heidelberger Zement AG (BL) .................        1,048             0
     Interbew (JG) ...............................        5,301           125
     KBC Bancassurance Holding NV (JP) ...........        2,540            81
     NV Union Miniere SA (BF) ....................        1,461            63
     Solvay SA (BC) ..............................        1,215            84
     UCB SA * (JO) ...............................        3,900           123
                                                                   ----------
                                                                        1,577
Brazil - 0.0%
     Aracruz Celulose SA - ADR * (BG) ............        1,500            29

Czech Republic - 0.1%
     Ceske Energeticke Zavody AS (J3) ............       21,600            65
     Komercni Banka AS * (JP) ....................          900            63
                                                                   ----------
                                                                          128
Denmark - 1.0%
     AS Dampskibsselskabet Svendborg -
      Cl. B (BR) .................................            8            81
     Dampskibsselskabet AF - Cl. B (BR) ..........           15           105
     Danisco AS (JH) .............................        3,050           104
     Danske Bank (JP) ............................       13,900           230
     ISS AS (BO) .................................        1,650            59
     Novo Nordisk AS (JO) ........................        7,350           212
     Novozymes AS - Ser. B (BC) ..................        1,450            30
     Tele Danmark AS (J1) ........................        4,150           101
     Vestas Wind Systems AS (BK) .................        2,500            25
                                                                   ----------
                                                                          947
Finland - 0.8%
     Nokia Oyj * (JW) ............................       39,600           629
     Sampo Insurance Co. plc (JR) ................        4,700            36
     Stora Enso Oyj * (BG) .......................        5,259            56
     Tietoenator Oyj (JU) ........................        1,338            18
     UPM-Kymmene Corp. * (BG) ....................        2,100            67
                                                                   ----------
                                                                          806

France - 8.5%
     Accor SA (BZ) ...............................        4,483           136
     Air Liquide * (BC) ..........................        1,765           233
     Alcatel * (JW) ..............................       17,339            76
     Alstom (BM) .................................        6,948            35
     Altran Technologies SA * (JU) ...............          862             4
     ARCELOR (BF) ................................        5,742            71
     AXA * (JR) ..................................       23,551           316
     BNP Paribas * (JP) ..........................       13,550           552
     Bouygues SA * (J2) ..........................        2,568            72
     Business Objects (JV) .......................        1,259            19
     Cap Gemini SA * (JU) ........................        1,622            37
     Carrefour SA * (JF) .........................        9,842           438
     Casino Guichard-Perrachon SA (JF) ...........        1,045            78
     CIE De St. Gobain * (BI) ....................        4,960           145

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

France - Continued
     Club Mediterranee SA (BZ) ...................          838    $       20
     Dassault Systemes SA * (JV) .................        1,995            43
     EADS, Inc. (BH) .............................        3,116            32
     Essilor International (JL) ..................        1,880            77
     France Telecom * (JI) .......................        7,154           125
     Groupe Danone * (JH) ........................        2,237           301
     L'Oreal SA * (JK) ...........................        5,471           416
     Lafarge SA * (BD) ...........................        2,299           173
     Lagardere SCA (JA) ..........................        2,436            99
     LVMH * (Louis Vuitton Moet Hennessy) (BY) ...        3,640           149
     Michelin (BU) ...............................        3,462           119
     Pechiney SA (BF) ............................        1,779            62
     Pernord Richard (JG) ........................          836            81
     Peugoet SA (BV) .............................        3,425           140
     Pinault-Printemps-Redoute SA * (JD) .........        1,465           108
     Publicis Groupe SA * (JA) ...................        1,391            29
     Renault * (BV) ..............................        3,207           151
     Rhone-Poulenc SA * (JO) .....................       12,175           661
     Sagem SA (JW) ...............................          627            42
     Sanofi-Synthelabo SA * (JO) .................        7,309           446
     Schneider SA * (BK) .........................        3,592           170
     Societe BIC SA (BO) .........................        1,234            42
     Societe Generale - Cl. A * (JP) .............        5,636           328
     Societe Television Francaise (JA) ...........        4,028           108
     STMicroelectronics * (J0) ...................       10,712           210
     SUEZ (J5) ...................................       14,029           243
     Thomson CFS (BH) ............................        1,747            46
     Thomson Multimedia * (JY) ...................        2,834            48
     Total Fina SA - Cl. B * (BB) ................       11,011         1,572
     Unibail SA (JS) .............................          932            66
     Valeo SA (BU) ...............................        1,489            47
                                                                   ----------
                                                                        8,366

Germany - 9.7%
     Adidas-Salomon AG (BY) ......................        1,220           105
     AIXTRON (J0) ................................        4,171            20
     Allianz AG * (JR) ...........................        6,080           578
     Altana AG (JO) ..............................        2,450           112
     BASF AG (BC) ................................       17,910           678
     Bayer AG * (JL) .............................       22,830           490
     Bayerische Vereinsbank AG * (JP) ............        9,472           151
     Beiersdorf AG (JK) ..........................          970           108
     DaimlerChrysler AG * (BV) ...................       28,513           878
     Deutsche Bank AG * (JP) .....................       17,850           822
     Deutsche Post AG (BP) .......................       12,695           133
     Deutsche Telekom AG * (JI) ..................       70,240           902
     E.On AG (J3) ................................       20,148           812
     Epcos AG * (JY) .............................        2,944            31
     Fresenius Medical Care AG (JM) ..............        2,350            97
     Heidelberg Zement (BD) ......................        1,128            42
     Infineon Technologies AG * (J0) .............       12,020            88
     Karstadt AG (JD) ............................        2,200            38
     Linde AG (BM) ...............................        2,600            95
     Lufthansa AG (BQ) ...........................        4,730    $       44
     MAN AG (BM) .................................        5,550            77
     Merck KGAA (JO) .............................        1,360            36
     Metro AG (JD) ...............................        3,900            93
     Muenchener Rueckversicherungs-
      Gesellschaft AG * (JR) .....................        3,560           426
     Preussag AG (BZ) ............................        6,400           108
     RWE AG (J5) .................................       13,450           348
     SAG AG * (JV) ...............................        6,480           513
     Schering AG * (JO) ..........................        5,640           245
     SGL Carbon AG (BF) ..........................        1,190            10
     Siemens AG * (BL) ...........................       26,090         1,108
     Thyssen Krupp AG * (BF) .....................       10,711           120
     Volkswagen AG (BV) ..........................        7,250           264
     WCM Beteiligungs-und Grundbesitz AG (JQ) ....        8,076            21
                                                                   ----------
                                                                        9,593

Greece - 0.7%
     Alpha Credit Bank (JP) ......................        7,418            90
     Bank of Piraeus (JP) ........................        8,434            53
     Commercial Bank of Greece (JP) ..............        3,706            56
     EFG Eurobank (JP) ...........................        5,596            66
     Hellenic Bottling Co. SA (JG) ...............        5,160            71
     Hellenic Telecommunication
      Organization SA * (JI) .....................       14,395           158
     Intracom SA (JW) ............................        5,252            24
     National Bank of Greece SA (JP) .............        5,791            82
     Panafon Hellenic Telecom SA (J2) ............        7,597            43
     Titan Cement Co. SA (BD) ....................        1,400            54
                                                                   ----------
                                                                          697

Hong Kong - 1.4%
     Beijing Datang Power Generation Co.,
      Ltd. (J3) ..................................      165,000            54
     Cathay Pacific Airways (BQ) .................       20,000            27
     China Southern Airlines Co. Ltd * (BQ) ......      207,000            56
     China Telecom, Ltd. (J2) ....................       96,000           229
     CLP Holdings, Ltd. (J3) .....................       30,600           123
     Guangshen Railway Co., Ltd. * (BS) ..........      329,000            56
     Hang Seng Bank, Ltd. * (JP) .................       12,600           134
     Henderson Land Development Co.,
      Ltd. * (JS) ................................       22,000            66
     HSBC Holdings plc (JP) ......................        4,900            54
     Hutchison Whampoa, Ltd. * (BL) ..............       28,500           178
     Johnson Electric Holdings, Ltd. * (BK) ......        7,000             8
     Legend Holdings (JX) ........................      122,000            40
     Li & Fung, Ltd. * (BO) ......................       36,000            34
     New World Development Co., Ltd. (JS) ........       48,000            24
     Pacific Century Cyberworks, Ltd. (JI) .......      159,380            25
     Sun Hung Kai Properties, Ltd. * (JS) ........       23,000           136
     Swire Pacific, Ltd. - Cl.A * (JQ) ...........       23,500            90
     Wharf Holdings, Ltd. (JQ) ...................        8,000            15
                                                                   ----------
                                                                        1,349

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Hungary - 0.2%
     Gedeon Richter * (JO) .......................          900    $       60
     MOL Magyar Olaj-es Gazipari Rt. (BB) ........        2,200            51
     OTP Bank (JP) ...............................       10,900           107
                                                                   ----------
                                                                          218

Ireland - 0.6%
     Allied Irish Banks plc * (JP) ...............       14,400           194
     Bank of Ireland (JP) ........................       17,060           174
     CRH plc * (BD) ..............................        5,600            69
     Elan Corp. (JO) .............................        5,813            13
     Irish Life & Permanent plc (JR) .............        4,553            49
     Kerry Group plc (JH) ........................        5,800            78
     Ryanair Holdings (BQ) .......................        4,845            34
                                                                   ----------
                                                                          611

Israel - 0.4%
     Bank Hapoalim (JP) ..........................       43,700            63
     Bezeq Israeli Telecommunication Corp.,
      Ltd. (JI) ..................................       23,600            23
     IDB Holdings Corp., Ltd. (JQ) ...............        5,100            77
     Koor Industries, Ltd. * (JI) ................           83             1
     Makteshim-Agan Industries, Ltd. (BC) ........       26,900            44
     Teva pharmaceutical Industries, Ltd. * (JO) .        4,600           172
                                                                   ----------
                                                                          380
Italy - 8.3%
     Alitalia SpA (BQ) ...........................       50,000            13
     Alleanza Assicurazioni * (JR) ...............       15,000           114
     Assicurazioni Generali * (JR) ...............       38,132           784
     Autogrill SpA (BZ) ..........................        5,723            44
     Autostrade SPA (BT) .........................       33,942           337
     Banca Fideuram (JP) .........................       10,000            47
     Banca Intesa SpA (JP) .......................      186,200           376
     Banca Nazionale del Lavoro (JP) .............       80,913            89
     Banca Popolare di Milano (JP) ...............       18,100            66
     BCA Di Roma * (JP) ..........................       78,071           100
     Benetton Group SPA * (BY) ...................        3,095            28
     Bipop-Carire SpA * (JQ) .....................       47,041            22
     Bulgari SpA (BY) ............................        8,900            42
     Enel SpA * (J3) .............................       94,165           490
     ENI * (BB) ..................................      109,900         1,746
     Fiat SpA * (BV) .............................       13,760           109
     GR Education L Espresso (JA) ................        6,014            20
     Italcementi SpA (BD) ........................        4,920            49
     Italgas (J4) ................................        7,650           104
     Luxotica Group (JL) .........................        5,176            68
     Mediaset SpA * (JA) .........................       23,200           177
     Mediobanca SpA (JP) .........................       26,289           195
     Mondadori Editore SpA (JA) ..................        5,300            33
     Monte Paschi Siena (JP) .....................       26,767            63
     Parmalat Finanziaria (JH) ...................       20,352            48
     Pirelli SpA (BK) ............................       71,100            66
     Ruinione Adriatica di Sicorta SpA (JR) ......       14,799           187
     San Paolo-IMI SpA * (JP) ....................       31,221    $      203
     Seat Pagine Gialle SpA (JA) .................      186,669           127
     SNAM Retegas (J4) ...........................       35,397           121
     Telecom Italia Mobile SpA (J2) ..............      149,360           678
     Telecom Italia SpA (J1) .....................      175,800         1,126
     Tiscali SPA (JT) ............................        6,719            30
     UniCredito Italiano SpA * (JP) ..............      134,100           536
                                                                   ----------
                                                                        8,238

Japan - 26.6%
     77 Bank, Ltd. (JP) ..........................       18,000            74
     Acom Co., Ltd. * (JQ) .......................        2,300            76
     Advantest (J0) ..............................        2,000            90
     Aiful Corp. * (JQ) ..........................        1,000            38
     Ajinomoto Co., Inc. (JH) ....................       12,000           125
     Alps Electric Co. (JY) ......................        6,000            66
     Amada Co., Ltd (BM) .........................       11,000            30
     Asahi Breweries, Ltd. (JG) ..................       13,000            85
     Asahi Chemical Industry Co., Ltd. (BC) ......       39,000            97
     Asahi Glass Co., Ltd. (BI) ..................       13,000            80
     Bank of Yokohama, Ltd. * (JP) ...............       22,000            87
     Benesse Corp. (BO) ..........................        2,600            29
     Bridgestone Corp. (BU) ......................       14,000           173
     Canon, Inc. * (JZ) ..........................       19,000           715
     Casio Computer Co. (BW) .....................        9,000            50
     Central Japan Railway Co. (BS) ..............           35           218
     Chugai Pharmaceutical Co., Ltd. (JO) ........        7,600            72
     Citizen Watch Co., Ltd. (JY) ................       10,000            45
     Credit Saison Co., Ltd. (JQ) ................        3,600            61
     CSK Corp. * (JU) ............................        2,100            44
     Dai-Ichi Pharmaceutical Co., Ltd. * (JO) ....        7,000           100
     Dai-Nippon Ink & Chemicals, Inc. (BC) .......       24,000            38
     Dai-Nippon Printing Co., Ltd. (BO) ..........       19,000           210
     Daicel Chemical Industries, Ltd. (BC) .......       10,000            28
     Daiei, Inc. (JD) ............................        4,500             5
     Daikin Industries, Ltd. (BM) ................        5,000            79
     Dainippon Screen Manufacturing Co.,
      Ltd. (JY) ..................................        7,000            24
     Daito Trust Construction Co., Ltd. (BJ) .....        1,600            35
     Daiwa Bank Holdings (JP) ....................      119,000            65
     Daiwa House Industry Co., Ltd. * (BW) .......        9,000            51
     Daiwa Securities Group, Inc. (JQ) ...........       17,000            75
     Denki Kagaku Kogyo (BC) .....................        3,000             7
     Denso Corp. (BU) ............................       12,300           202
     East Japan Railway Co. (BS) .................           79           392
     Ebara Corp. (BM) ............................        9,000            28
     Eisai Co. Ltd. * (JO) .......................        7,000           157
     Fanuc, Ltd. * (BM) ..........................        3,000           133
     Fuji Photo Film * (BX) ......................       10,000           326
     Fuji Soft ABC, Inc. (JV) ....................        1,000            16
     Fuji Television Network, Inc. (JA) ..........           11            44
     Fujikura (BK) ...............................       11,000            26
     Fujisawa Pharmaceutical Co., Ltd. * (JO) ....        5,000           114
     Fujitsu, Ltd * (JX) .........................       34,000            97

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Japan - Continued
     Furukawa Electric Co. (BK) ..................       16,000    $       34
     Hirose Electric Co., Ltd. * (JY) ............          400            31
     Hitachi, Ltd. (JY) ..........................       68,000           261
     Honda Motor Co. * (BV) ......................       14,000           517
     Hoya Corp. * (JY) ...........................        3,000           210
     Isetan Co., Ltd. (JD) .......................        7,000            48
     Ishikawajima-Harima Heavy Industries
      Co., Ltd. (BM) .............................       28,000            25
     Ito-Yokado Co., Ltd. * (JD) .................        9,000           265
     Itochu Corp. (BN) ...........................       34,000            74
     Japan Airlines (BQ) .........................       19,000            40
     Japan Tobacco, Inc. (JI) ....................           21           140
     JFE Holdings, Inc. * (BF) ...................       13,900           169
     JGC Corp. (BJ) ..............................        5,000            28
     Joyo Bank, Ltd. (JP) ........................       29,000            81
     Jusco Co., Ltd. * (JD) ......................        6,000           142
     Kajima Corp. (BJ) ...........................       25,000            56
     Kamigumi Co., Ltd. (BR) .....................       12,000            58
     Kanebo (JK) .................................       29,000            28
     Kaneka Corp. (BC) ...........................        5,000            27
     Kansai Electric Power Co., Inc. (J3) ........       18,400           278
     KAO Corp. (JJ) ..............................       14,000           307
     Kawasaki Heavy Industry, Ltd. (BM) ..........       37,000            29
     Kawasaki Kisen (BR) .........................       23,000            39
     Keihin Electric Express Railway Co.,
      Ltd. (BS) ..................................       17,000            77
     Keyence Corp. * (JY) ........................          900           156
     Kinden Corp. (BK) ...........................       12,000            44
     Kinki Nippon Railway (BS) ...................       36,000            78
     Kirin Brewery Co. * (JG) ....................       21,000           133
     Kokuyo Co. (BO) .............................        6,000            50
     Komatsu, Ltd. (BM) ..........................       28,000            91
     Komori Corp. (BM) ...........................        3,000            30
     Konami Co., Ltd. (JV) .......................        3,000            69
     Konica Corp. (BX) ...........................       11,000            80
     Kubota Corp. * (BM) .........................       36,000            98
     Kuraray Co., Ltd. (BC) ......................       10,000            62
     Kurita Water Industries, Ltd. (BJ) ..........        3,000            30
     Kyocera Corp. * (JY) ........................        4,100           239
     Kyowa Hakko Kogyo Co., Ltd. (JO) ............        9,000            37
     Makita Corp. * (BW) .........................        8,000            58
     Marui Co., Ltd. * (JD) ......................       10,000            98
     Matsushita Electric Industrial Co. *
      (BW) .......................................       49,000           483
     Meitic Corp. (JU) ...........................        1,000            24
     Millea Holdings, Inc. * (JR) ................           37           266
     Mitsubishi Chemical Corp. (BC) ..............       28,000            56
     Mitsubishi Corp. (BN) .......................       26,000           159
     Mitsubishi Electric Corp. (BK) ..............       43,000            99
     Mitsubishi Estate Co., Ltd. * (JS) ..........       18,000           137
     Mitsubishi Heavy Industries, Ltd. *
      (BM) .......................................       74,000           181
     Mitsubishi Logistcs Corp. (BR) ..............        7,000            34
     Mitsubishi Materials Corp. (BF) .............       36,000            39
     Mitsubishi Rayon Co., Ltd. (BC) .............       23,000    $       52
     Mitsubishi Tokyo Finance (JP) ...............           75           407
     Mitsui & Co., Ltd. (BN) .....................       31,000           145
     Mitsui Fudosan Co., Ltd. * (JS) .............       16,000           104
     Mitsui Marine & Fire Insurance Co.,
      Ltd. * (JR) ................................       30,000           138
     Mitsui Mining & Smelting Co., Ltd.
      (BF) .......................................       17,000            39
     Mitsui Petrochemical Co. (BC) ...............       18,000            80
     Mitsui Trust Holdings (JP) ..................       17,000            28
     Mitsukoshi, Ltd. (JD) .......................       14,000            29
     Mizuho Holdings, Inc. (JP) ..................          105            98
     Mori Seiki Co., Ltd. (BM) ...................        5,000            25
     Murata Manufacturing Co., Ltd. * (JY) .......        5,900           231
     NAMCO, Ltd. (BZ) ............................        2,600            44
     NEC Corp. * (JX) ............................       34,000           127
     NGK Insulators (BM) .........................       11,000            60
     NGK Spark Plug Co. (BU) .....................        7,000            45
     Nidec Corp. * (JY) ..........................          400            25
     Nikko Securities Co., Ltd. * (JQ) ...........       30,000           101
     Nikon Corp. (JO) ............................        8,000            60
     Nintendo Corp., Ltd. * (BW) .................        2,600           243
     Nippon Comsys Corp. (BJ) ....................        5,000            17
     Nippon Express Co., Ltd. (BS) ...............       22,000            86
     Nippon Mining & Holding * (BF) ..............       13,000            17
     Nippon Mitsubishi Oil Co., Ltd. (BB) ........       29,000           131
     Nippon Sheet Glass Co., Ltd. (BI) ...........       11,000            20
     Nippon Steel Co. (BF) .......................      133,000           156
     Nippon Telegraph & Telephone Corp. *
      (J1) .......................................          129           468
     Nippon Unipac Holding, Co. (BG) .............           27           117
     Nippon Yusen Kabushiki Kaisha (BR) ..........       27,000            91
     Nissan Motor Acceptance Corp. * (BV) ........       57,000           444
     Nitto Denko Corp. (BK) ......................        4,000           114
     Nomura Securities Co., Ltd. * (JQ) ..........       42,000           472
     NSK, Ltd. (BM) ..............................       13,000            33
     NTN Corp. (BM) ..............................        9,000            31
     NTT Data Corp. (JU) .........................           33            91
     NTT Mobile Communications Network,
      Inc. * (J2) ................................          411           758
     Obayashi Corp. (BJ) .........................       16,000            36
     Oji Paper Co. (BG) ..........................       27,000           116
     Olympus Optical Co. * (JL) ..................        6,000            98
     Omron Corp. (JY) ............................        8,000           118
     Onward Kashiyama Co., Ltd. (BY) .............        7,000            55
     Oracle Corp. (JV) ...........................        1,000            24
     Oriental Land Co., Ltd. (BZ) ................          900            54
     Orix Corp. * (JQ) ...........................        2,100           135
     Osaka Gas Co. (J4) ..........................       51,000           126
     Pioneer Corp. * (BW) ........................        5,000            94
     Promise Co., Ltd. * (JQ) ....................        2,600            93
     Ricoh Co., Ltd. (JZ) ........................       15,000           246
     Rohm Co., Ltd. * (J0) .......................        2,400           305
     Sankyo Co., Ltd. * (JO) .....................       11,000           138

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Japan - Continued
     Sanrio Co., Ltd. (BW) .......................        3,000    $       15
     Sanyo Electric Co. * (BW) ...................       42,000           109
     Secom Co. * (BO) ............................        4,500           154
     Sega Enterprises (BW) .......................        2,900            29
     Sekisui Chemical Co. (BW) ...................        7,000            18
     Sekisui House, Ltd. * (BW) ..................       10,000            71
     Seven-Eleven Japan * (JF) ...................        9,000           274
     Sharp Corp. (BW) ............................       23,000           218
     Shimamura Co., Ltd. (JE) ....................          800            51
     Shimano, Inc. (BX) ..........................        2,000            30
     Shimizu Corp. (BJ) ..........................       19,000            47
     Shin-Etsu Chemical Co. * (BC) ...............        9,000           295
     Shionogi & Co., Ltd. * (JO) .................        8,000           113
     Shiseido Co., Ltd. * (JK) ...................        6,000            78
     Shizuoka Bank, Ltd. (JP) ....................       19,000           122
     Showa Denko (BC) ............................       23,000            29
     Showa Shell Sekiyu KK (BB) ..................        5,000            35
     Skylark Co., Ltd. (BZ) ......................        3,000            40
     SMC Corp. * (BM) ............................        1,400           131
     Softbank Corp. (JT) .........................        5,200            59
     Sony Corp. * (JY) ...........................       20,300           848
     Sumitomo Chemical Co. (BC) ..................       18,000            71
     Sumitomo Corp. * (BO) .......................       20,000            86
     Sumitomo Electric Industries (BK) ...........       15,000            97
     Sumitomo Heavy Industry (BM) ................       23,000            13
     Sumitomo Metal Industries (BF) ..............      102,000            37
     Sumitomo Metal Mining Co. (BF) ..............       17,000            71
     Sumitomo Mitsui GR (JP) .....................           88           275
     Sumitomo Osaka Cement (BD) ..................        5,000             7
     Sumitomo Trust & Banking (JQ) ...............       23,000            93
     Taiheiyo Cement (BD) ........................       17,000            21
     Taisho Pharmaceutical Co., Ltd. * (JO) ......        3,000            44
     Taiyo Yuden Co., Ltd. * (JY) ................        4,000            42
     Takara Shuzo Co., Ltd. (JG) .................        4,000            17
     Takashimaya Co., (JD) .......................        9,000            35
     Takeda Chemical Industries * (BC) ...........       19,000           794
     Takefuji Corp. * ( JQ) ......................        1,630            94
     TDK Corp. * (JY) ............................        2,700           109
     Teijin, Ltd. (BC) ...........................       25,000            60
     Teikoku Oil Co., Ltd. (BB) ..................       15,000            60
     Terumo Corp. * (JL) .........................        4,000            55
     The Bank of Fukuoka, Ltd. (JP) ..............        8,000            32
     TIS, Inc. (JU) ..............................        1,000            15
     Tobu Railway Co., Ltd. (BS) .................       29,000            77
     Toda Corp. (BJ) .............................        3,000             5
     Tohu Co., Ltd. (JA) .........................        5,000            48
     Tohoku Electric Power (J3) ..................       13,300           196
     Tokyo Electric Power (J3) ...................       27,100           515
     Tokyo Electron, Ltd. * (J0) .................        3,800           172
     Tokyo Gas Co. (J4) ..........................       72,000           226
     Tokyu Corp. * (BS) ..........................       26,000            91
     Toppan Printing Co. * (JA) ..................       16,000           120
     Toray Industries, Inc. * (BC) ...............       33,000            70
     Toshiba Corp. * (JX) ........................       70,000           219
     Tostem Corp. (BI) ...........................        8,000           121
     Toto, Ltd. (BI) .............................       13,000    $       48
     Toyo Seikan Kaisha, Ltd. (BE) ...............        5,000            60
     Toyota Motor Corp. * (BV) ...................       54,800         1,472
     Trend Micro, Inc. (JV) ......................        2,000            34
     Ube Industries (BL) .........................       21,000            21
     UFJ Holdings, Inc. (JP) .....................           80            81
     Uni-Charm Corp. (JJ) ........................        1,400            56
     UNY Co., Ltd. (JD) ..........................        7,000            68
     Wacoal Corp. * (BY) .........................        8,000            62
     World Co., Ltd. (BY) ........................        1,400            27
     Yamaha Corp. (BX) ...........................        6,000            55
     Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..        8,000           232
     Yamato Transport Co., Ltd. (BP) .............       12,000           157
     Yasuda F & M Insurance (JR) .................       19,000           111
     Yokogawa Electric (JY) ......................        8,000            50
                                                                   ----------
                                                                       26,355

Luxembourg - 0.1%
     Reliance Industries * (BY) ..................       11,000           135

Malaysia - 0.7%
     Berjaya Sports Toto Berhad (BZ) .............        2,000             2
     Commerce Asset Holdings * (JP) ..............       44,000            38
     Gamuda Berhad (BJ) ..........................       22,000            32
     IJM Corporation Berhad (BJ) .................       19,000            25
     Malayan Banking Berhad * (JP) ...............       53,000           103
     Malaysia International Shipping Berhad (BR) .       52,000            94
     Public Bank Berhad (JP) .....................       73,000            50
     Resorts World Berhad * (BZ) .................       21,000            52
     Sime Darby Berhad * (BL) ....................       68,000            89
     Telekom Malaysia Berhad (J1) ................       40,000            83
     Tenaga Nasional Berhad (J3) .................       28,000            70
     YTL Corp., Berhad (J3) ......................       23,460            19
                                                                   ----------
                                                                          657

Mexico - 0.8%
     America Movil SA de CV - Ser L * (J2) .......      162,000           116
     Cemex SA de CV * (BD) .......................       24,000           103
     Cifra SA de CV - Ser. V * (JD) ..............       17,000            39
     Fomento Economico Mexicano SA de CV * (JG) ..       20,000            73
     GF BBVA Bancomer - Ser. B (JP) ..............       70,000            53
     Grupo Carso SA de CV - Ser. A1 * (BL) .......       16,000            39
     Grupo Modelo SA de CV - Ser. C * (JG) .......       34,000            83
     Grupo Televisa SA * (JA) ....................       33,000            46
     Kimberly-Clark de Mexico SA de CV * (BG) ....       22,000            51
     Nuevo Grupo Mexico (BF) .....................       18,000            20
     Telephonos de Mexico SA - Ser. L (J1) .......      110,000           176
     U.S. Commercial Corp. - Ser. B1 (BL)  .......       16,000             7
                                                                   ----------
                                                                          806
Netherlands - 2.5%
     ABN Amro Holding NV * (JP) ..................       12,500           204

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Netherlands - Continued
     Aegon NV * (JR) .............................       10,900    $      140
     Akzo Nobel NV * (BC) ........................        1,856            59
     ASM Lithography Holding NV (JO) .............        5,100            43
     Elsevier NV * (JA) ..........................        9,300           114
     Heineken NV * (JG) ..........................        2,968           116
     ING Groep NV (JQ) ...........................       17,000           288
     Koninklijke * (Royal) Philips
      Electronics NV (JY) ........................       22,176           262
     Koninklijke Ahold NV * (JY) .................        7,000            89
     Royal Dutch Petroleum Co. * (BB) ............       17,028           749
     TNT Post Group NV (BP) ......................        5,610            91
     Unilever NV * (JH) ..........................        4,519           277
     Wolters Kluwer NV * (JA) ....................        2,300            40
                                                                   ----------
                                                                        2,472

New Zealand - 0.5%
     Carter Holt Harvey, Ltd. (BG) ...............        4,900             4
     Contact Energy Limited (J3) .................       62,600           130
     Fisher & Paykel AP (BW) .....................       10,192            51
     Fletcher Building (BD) ......................       31,200            55
     Telecom Corp. of New Zealand, Ltd. (J1) .....       75,400           179
     The Warehouse Group, Ltd. (JD) ..............       29,000           111
                                                                   ----------
                                                                          530

Norway - 1.2%
     Bergesen DY ASA - Cl. A (BR) ................        4,300            82
     Den Norske Bank (JP) ........................       18,760            88
     Elkem ASA (BF) ..............................          700            15
     Kvaerner plc (BJ) ...........................        7,600             4
     Merkantildata ASA (JU) ......................        9,800             7
     Norsk Hydro ASA (BL) ........................        7,740           346
     Norske Skogindustrier ASA - Cl.A * (BG) .....        3,400            48
     Opticom AS (JX) .............................          160             1
     Orkla ASA * (JH) ............................        8,320           142
     SMEDVIG * (BA) ..............................        3,600            17
     Smedvig ASA * (BA) ..........................        4,600            19
     Statoil ASA * (BB) ..........................       21,920           185
     Storebrand ASA (JR) .........................       16,140            60
     Tanderg ASA (BJ) ............................        3,920            23
     Telenor AS * (JI) ...........................       22,160            85
     Tomra Systems ASA (BM) ......................       10,000            65
                                                                   ----------
                                                                        1,187

Philippines - 0.1%
     Ayala Land, Inc. * (JS) .....................       36,460             3
     Metro Bank & Trust (JP) .....................       65,450            39
     Philippine Long Distance Telephone Co. * (J1)        3,200            16
     SM Prime Holdings, Inc. (JS) ................      545,000            48
                                                                          106

Portugal - 0.8%
     Banco Comercial Portgues SA (JP) ............       49,000           117
     BPI-SGPS SA (JQ) ............................       33,590    $       77
     Brisa-Auto Estradas de Portugal SA (BT) .....       16,750            93
     Electricidade de Portugal SA (J3) ...........       93,600           156
     Part Multimedia SGPS (JA) ...................        4,557            48
     Portugal Telecom SA * (J1) ..................       36,700           252
     Sonae SGPS SA (BL) ..........................       87,600            37
                                                                   ----------
                                                                          780

Singapore - 0.5%
     Chartered Semiconductor Manufacturing (J0) ..       12,000             5
     City Developments, Ltd. (JS) ................       15,000            36
     Cycle & Carriage, Ltd. (JE) .................        8,766            17
     DBS Group Holdings, Ltd. * (JP) .............       17,000           108
     Haw Par Value Corp., Ltd. (BL) ..............          876             2
     Neptune Orient Lines, Ltd. (BR) .............       14,000             7
     Oversea-Chinese Banking Corp., Ltd. (JP) ....       16,000            89
     Singapore Telecommunications, Ltd. * (J1) ...      101,000            72
     United Overseas Bank, Ltd. * (JP) ...........       21,448           146
                                                                   ----------
                                                                          482

South Africa - 1.4%
     Anglo American Platinum Corp., Ltd. (BF) ....        1,600            59
     Anglo American plc * (BF) ...................       27,100           400
     Anglogold * (BF) ............................        1,800            61
     Barlow, Ltd. * (BL) .........................        3,300            23
     Dimension Data Holdings plc (JU) ............       79,483            35
     FirstRand, Ltd. (JP) ........................       57,900            50
     Foschini, Ltd. (JE) .........................       37,100            49
     Gold Fields Mining * (BF) ...................        5,200            73
     Impala Platinum Holdings, Ltd. (BF) .........        1,000            64
     Imperial Holdings, Ltd. (JE) ................       10,091            65
     Investec Ltd. (JQ) ..........................          851            11
     Liberty Life Association of Africa, Ltd. (JR)        3,300            21
     M-Cell, Ltd. (J2) ...........................       40,200            57
     Nampak, Ltd. (BE) ...........................       25,500            42
     Nedcor, Ltd. * (JP) .........................        2,100            27
     Sappi, Ltd. * (BG) ..........................        5,700            76
     Sasol, Ltd. * (BB) ..........................       11,800           145
     South African Breweries plc (JG) ............        1,600            11
     Standard Bank Investment Corp., Ltd. (JP) ...       18,000            63
                                                                   ----------
                                                                        1,332

South Korea - 1.8%
     Hyundai Motor Co., Ltd. (BV) ................        3,560            83
     KIA Motors Corp. (BV) .......................        3,310            25
     Kookmin Bank * (JP) .........................        4,279           151
     Korea Electric Power Corp. * (J3) ...........        5,400            83

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

South Korea - Continued
     Korea Telecom Corp. (J1) ....................        1,040    $       44
     Korea Telecom Freetel (J1) ..................        2,980            71
     LG Chemical (BC) ............................        2,035            70
     LG Electronics, Inc. (JY) ...................        2,330            71
     LG Investment & Securities Co., Ltd. * (JQ) .        2,460            28
     Pohang Iron & Steel Co., Ltd. (BF) ..........        1,790           178
     Samsung Corp. (JY) ..........................        6,120            33
     Samsung Display Devices Co. (JY) ............        1,000            58
     Samsung Electro-Mechanics Co. (JY) ..........        1,460            54
     Samsung Electronics * (JY) ..................        2,250           596
     Samsung Fire & Marine Insurance (JR) ........          942            51
     Samsung Securities Co., Ltd. (JQ) ...........        1,280            31
     Shinhan Financial (JP) ......................        4,090            43
     SK Telecom Co., Ltd. * (J2) .................          670           129
                                                                   ----------
                                                                        1,799

Spain - 4.3%
     ACS, Actividades de Construccion y
      Servicios, SA (BJ) .........................        2,419            78
     Amadeus Global Travel - Ser. A (BO) .........        5,240            22
     Autopistas Concesionaria Espanola SA (BT) ...       13,503           153
     Banco Bilbao Vizcaya SA * (JP) ..............       72,728           696
     Banco Santander Central Hispano SA * (JP) ...       99,600           683
     Endesa SA * (J3) ............................       24,100           282
     Fomento de Construcciones y Contratas
      SA (BJ) ....................................        1,400            31
     Gas Natural SDG SA * (J4) ...................        6,400           121
     Grupo Dragados SA (BJ) ......................        2,600            44
     Iberdrola SA (J3) ...........................       19,900           279
     Inditex (JE) ................................        6,292           148
     Repsol SA * (BB) ............................       22,200           293
     Sol Melia SA (BZ) ...........................        5,700            22
     Tabacalera SA - Cl. A (JI) ..................        7,714           176
     Telefonica SA * (J1) ........................      107,079           958
     Terra Networks SA (JT) ......................        9,309            39
     Union Electrica Fenosa SA (J3) ..............        8,400           111
     Vallehermoso SA (JS) ........................        8,700            90
                                                                   ----------
                                                                        4,226

Sweden - 1.5%
     Drott AB (JS) ...............................        5,400            60
     Electrolux AB - Ser. B * (BW) ...............        3,800            60
     Hennes & Mauritz AB * (JE) ..................        7,500           145
     NetCom Systems, Inc. - Cl.B (J1) ............        1,732            46
     Nordic Baltic Holding AB (JP) ...............       34,928           154
     SANDVIK AB * (BM) ...........................        4,350            98
     Securitas AB * (BO) .........................        4,700            56
     Skand Enskilda Banken - Cl. A (JP) ..........       10,200            85
     Skandia Forsakrings AB (JR) .................       13,900            37
     Skanska AB - Ser. B (BJ) ....................       11,000            65
     Svenska Cellulosa AB - Cl. B (BG) ...........        3,100           105
     Svenska Handelsbanken, Inc. (JP) ............        9,300    $      124
     Telefonaktiebolaget LM Ericsson AB (JW) .....      273,600           192
     Telia AB (JI) ...............................       44,544           168
     Volvo AB * (BM) .............................        5,750            94
                                                                   ----------
                                                                        1,489

Switzerland - 1.6%
     Adecco SA * (BO) ............................          600            24
     Credit Suisse Group * (JP) ..................        6,280           136
     Nestle SA * (JH) ............................        1,460           309
     Novartis AG (JO) ............................       11,270           411
     Roche Holdings AG (JO) ......................         2312           172
     Swiss Reinsurance Co. * (JR) ................          600            40
     Swisscom AG * (J1) ..........................          360           104
     Syngenta AG (BC) ............................          547            32
     UBS AG * (JP) ...............................        5,928           288
     Zurich Finance (JR) .........................          537            50
                                                                   ----------
                                                                        1,566

Taiwan - 0.9%
     Acer Communication (JI) .....................       59,754            58
     Advanced Semiconductor Engineering,
      Inc. (J0) ..................................       59,000            35
     Arima Computer (JX) .........................       49,500            16
     Asustek Computer * (JX) .....................       18,000            32
     AU Optronics Corp. (JY) .....................       53,000            31
     China Dev Fin Holding (JP) ..................       61,342            23
     China Trust Finance (JP) ....................       36,000            29
     CMC Magnetics Corp. (JX) ....................       51,600            21
     Compal Electronics, Inc. * (JX) .............       38,400            40
     Formosa Chemical & Fibre (BC) ...............       29,680            32
     Formosa Plastic * (BC) ......................       29,960            39
     Hon Hai Precision Insustry Co., Ltd. -
      Cl. G * (JY) ...............................       17,250            60
     Kinpo Electronics (JZ) ......................       63,280            33
     Lite on Technology (JX) .....................       41,428            47
     Macronix International Co., Ltd. (JX) .......       59,400            18
     Micro Star International (JX) ...............        8,000            13
     Nan Ya Plastic Corp. (BC) ...................       47,080            41
     Quanta Computer, Inc. (JX) ..................       14,950            25
     Realtek Semiconductor Corp. * (JO) ..........        9,100            24
     Ritek Corp. (JX) ............................       45,000            19
     Siliconware Precision (J0) ..................       44,000            21
     Taiwan Semiconductor * (J0) .................      125,000           154
     Tatung (BL) .................................      100,000            20
     United Microelectronics Corp. * (J0) ........       81,250            49
     Via Technologies Inc. * (JX) ................       13,420            15
     Winbond Electronic (JY) .....................       69,000            30
                                                                   ----------
                                                                          925
Thailand - 0.2%
     Advanced Information Services (J2) ..........       65,700            54

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
COMMON STOCK - Continued

Thailand - Continued
     PTT Exploration & Production Public
      Co., Ltd. (BB) .............................       22,200    $       71
     Siam Cement Public Co., Ltd. (BD) ...........        2,400            70
                                                                   ----------
                                                                          195

Turkey - 0.1%
     Arcelik AS (BW) .............................    2,360,200            18
     Turkiye Is Bankasi - Cl. C * (JP) ...........   14,914,592            39
                                                                   ----------
                                                                           57

United Kingdom - 9.8%
     Amvescap plc * (JQ) .........................        6,400            41
     AstraZeneca Group plc * (JO) ................       11,139           398
     Barclays (JP) ...............................       50,100           310
     Barratt Developments plc (BW) ...............        1,400             9
     Bass plc (BZ) ...............................        4,300            35
     BG Group plc * (BB) .........................       33,066           143
     Billiton plc (BF) ...........................       16,250            87
     BOC Group plc * (BC) ........................        6,300            90
     Boots Co. plc (JF) ..........................        6,600            62
     BP Amoco plc (BB) ...........................      147,300         1,012
     Brambles Industries * (BO) ..................        7,600            19
     British Aerospace plc (BH) ..................       24,663            49
     British Airport Authority plc (BT) ..........       11,700            95
     British American Tobacco plc * (JI) .........       11,300           113
     British Land Co. plc (JS) ...................        9,000            65
     British Sky Broadcast plc (JA) ..............       12,100           124
     BT Group (JI) ...............................       64,100           201
     Cadbury Schweppes plc * (JH) ................       17,900           112
     Canary Wharf Group (JS) .....................        8,900            34
     Carlton Communications plc * (JA) ...........       13,900            30
     Centrica plc * (J4) .........................       37,600           103
     CGU plc (JR) ................................       20,600           147
     Compass Group plc * (BZ) ....................       14,122            75
     Diageo plc * (JG) ...........................       24,600           267
     Dixons Group plc (JE) .......................       23,200            54
     EMI Group plc (JA) ..........................        9,000            20
     GKN * (BU) ..................................        7,600            25
     GlaxoSmithKline plc * (JO) ..................       41,292           792
     Granada Compass plc * (JA) ..................       25,122            32
     Hanson plc * (BD) ...........................        8,990            40
     Hays plc * (BO) .............................       14,400            21
     HBOS * (JP) .................................       21,800           230
     Hilton Group plc * (BZ) .....................       27,700            74
     HSBC Holdings plc (JP) ......................       58,900           651
     Imperial Chemical Industries plc * (BC) .....        7,100            26
     Invensys plc (BM) ...........................       38,785            33
     J Sainsbury plc * (JF) ......................       18,100            81
     Kingfisher plc * (JE) .......................       13,454            48
     Land Securities SGP (JQ) ....................        7,350            93
     Legal & General Group plc (JR) ..............       58,600            91
     Lloyds TSB Group plc (JP) ...................       42,300           304
     Marks & Spencer * (JD) ......................       17,566            89
     National Grid Group * (JY) ..................       26,812    $      197
     National Power plc (J3) .....................       14,200            22
     Nycomed Amersham plc (JL) ...................        5,700            51
     P&O Princess Cruises plc (BZ) ...............        1,900            13
     Pearson plc * (JA) ..........................        8,100            75
     Peninsular & Oriental Steam Navigation
      Co. (BR) ...................................        6,800            18
     Prudential Corp. (JR) .......................       19,300           136
     Rank Group plc * (BZ) .......................        5,800            25
     Reed International plc (JA) .................        9,400            80
     Rentokil Initial plc (BO) ...................       26,700            95
     Reuters Group plc * (JA) ....................       12,500            36
     Rio Tinto plc * (BF) ........................        6,600           132
     Royal Bank of Scotland Group * (JP) .........       19,000           455
     Schroders (JQ) ..............................        3,150            26
     Scottish Power plc * (J3) ...................       17,100           100
     Shell Transport & Trading Co. plc *
      (BB) .......................................       65,900           434
     Slough Estates Finance plc (JS) .............        8,000            44
     Tesco plc * (JF) ............................       55,900           175
     The Great Universal Stores plc (JC) .........        5,500            51
     The Sage Group plc (JV) .....................       15,700            34
     Unilever plc * (JK) .........................       20,503           195
     United Utilities plc * (J5) .................       10,400           104
     Vodafone AirTouch plc (J2) ..................      446,521           814
     WPP Group plc * (JA) ........................        7,500            57
                                                                   ----------
                                                                        9,694

United States - 1.8%
     Bajaj Auto, Ltd. - GDR (BV) .................        5,900            60
     Banco Bradesco - ADR (JP) ...................        2,918            46
     Banco Itau SA - ADR * (JP) ..................        2,760            67
     Banco Santander Chile - ADR (JP) ............        2,900            54
     Brasil Telecom Participacoes SA (J1) ........        1,326            34
     Centrais Electricas Brasileirias SA -
      ADR Cl.B * (J3) ............................       12,874            43
     Check Point Software Technologies, Ltd.
      * (JT) .....................................        4,200            54
     Companhia De Bebidas ADR (JG) ...............        5,050            77
     Companhia Energetica de Minas Gerias -
      ADR (J3) ...................................        3,101            23
     Companhia Vale do Rio Doce - ADR
      (BF) .......................................        5,600           154
     Compania Cervecerias Unidas SA -
      ADR * (JG) .................................        3,900            57
     Compania de Telecommunicaciones de
      Chile SA * (J1) ............................        2,500            24
     EIH, Ltd. - GDR (BZ) ........................        6,700            27
     Embotelladora Andina SA - ADR * (JG) ........        6,100            43
     Empresa Nacional de Electricidad SA -
      ADR * (J3) .................................       10,100            78
     Enersis SA - ADR * (J3) .....................        3,700            15
     Grasim Industries, Ltd. - GDR (BL) ..........        7,100            47
     Great Eastern Shipping Co. - GDR (BL) .......        9,020            31
     Hindalco Industries, Ltd. - GDR (BF) ........        4,900            58

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

United States - Continued
     Huaneng Power International, Inc. -
      ADR * (J3) .................................        1,800    $       58
     ITC, Ltd. - GDR (JI) ........................        5,900            82
     Lukoil Holding - ADR * (BB) .................        2,700           166
     Mahindra & Mahindra, Ltd. * (BL) ............       16,500            37
     Petroleo Brasileiro SA * (BB) ...............        5,500            82
     Petroleo Brasileiro SA - ADR (BB) ...........        6,800            89
     Ranbaxy Laboratories, Ltd. - GDR (JO) .......        6,560            83
     Surgutneftegaz - ADR (BB) ...................        6,800           108
     Tatneft - ADR (BB) ..........................        2,400            36
     United Energy Systems Russia - ADR
      (J3) .......................................        6,700            86
                                                                   ----------
                                                                        1,819
                                                                   ----------
                               TOTAL COMMON STOCK-         94.9%       93,872

PREFERRED STOCK

Australia - 0.2%
     News Corp., Ltd. (JA) .......................       31,300           168

Germany - 0.4%
     Henkel KGAA (BC) ............................        2,500           158
     Porsche AG (BV) .............................          250           104
     Prosiebebensati Medi (JA) ...................        4,091            28
     Volkswagen AG (BV) ..........................        3,212            84
     Wella AG (JK) ...............................          500            30
                                                                   ----------
                                                                          404

South Korea - 0.1%
     Samsung Electronics (JY) ....................          550            70
                                                                   ---------
                            TOTAL PREFERRED STOCK-          0.7%          642

WARRANTS

Mexico - 0.0%
     Cemex SA (BJ)
      expires 12/21/04 (Cost $1) .................        2,000             1
                                                                   ----------
                                   TOTAL WARRANTS-          0.0%            1

RIGHTS

Spain - 0.0%
     Acesa Infraestructuras SA (BJ)
      expires 12/27/02 (Cost $0) .................       13,503             8

Thailand - 0.0%
     TelecomAsia (JI)
      expires 04/03/02 (Cost $0) .................       35,747    $        0
                                                                   ----------
                                     TOTAL RIGHTS-          0.0%            8

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 25.7%
     State Street Navigator Securities
      Lending Portfolio ..........................   $   25,433    $   25,433

SHORT-TERM INVESTMENTS

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................        3,750         3,750
     U.S. Treasury - Bills
          1.175% due 03/20/03 ....................          450           448
                                                                   ----------
                     TOTAL SHORT-TERM INVESTMENTS-          4.2%        4,198
                                                     ----------    ----------
                                 TOTAL INVESTMENTS        125.5%      124,154
             Cash and Receivables, less payables-         (25.5)%     (25,237)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   98,917
                                                     ==========    ==========

*Non-income producing security.
ADR-American Depository Receipt.
GDR-Global Depository Receipt.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                      Market         % of
                     Industry                         Industry         Value       Long-Term
                                                    Abbreviation      (000s)      Investments
Banks ............................................        JP       $     13,254          14.0%
Oil & Gas ........................................        BB              7,510           7.9%
Diversified Telecommunication Services ...........        J1              5,877           6.2%
Pharmaceuticals ..................................        JO              4,976           5.3%
Electric Utilities ...............................        J3              4,417           4.7%
Automobiles ......................................        BV              4,331           4.6%
Insurance ........................................        JR              4,296           4.5%
Electronic Equipment & Instruments ...............        JY              4,078           4.3%
Chemicals ........................................        BC              3,431           3.6%
Wireless Telecommunications Services..............        J2              2,952           3.1%
Metals & Mining ..................................        BF              2,750           2.9%
Diversified Financials ...........................        JQ              2,190           2.3%
Industrial Conglomerates .........................        BL              2,035           2.2%
Media ............................................        JA              1,785           1.9%
Machinery ........................................        BM              1,548           1.6%
Household Durables ...............................        BW              1,539           1.6%
Food Products ....................................        JH              1,495           1.6%
Food & Drug Retailing ............................        JF              1,431           1.5%
Beverages ........................................        JG              1,339           1.4%
Semiconductor Equipment & Products................        J0              1,275           1.4%
Real Estate Investment Trust .....................        JS              1,213           1.3%
Multiline Retail .................................        JD              1,169           1.2%
Road & Rail ......................................        BS              1,075           1.1%
Office Electronics ...............................        JZ                994           1.1%
Communications Equipment .........................        JW                963           1.0%
Commercial Services & Supplies ...................        BO                921           1.0%
Hotels Restaurants & Leisure .....................        BZ                904           1.0%
Health Care Equipment &  Supplies ................        JL                881           0.9%
Personal Products ................................        JK                855           0.9%
Construction Materials ...........................        BD                833           0.9%
Transportation Infrastructure ....................        BT                812           0.9%
Gas Utilities ....................................        J4                801           0.9%
Computers & Peripherals ..........................        JX                768           0.8%
Software .........................................        JV                752           0.8%
Electrical Equipment .............................        BK                722           0.8%
Multi-Utilities ..................................        J5                696           0.7%
Paper & Forest Products ..........................        BG                669           0.7%
Marine ...........................................        BR                638           0.7%
Auto Components ..................................        BU                611           0.7%
Textiles & Apparel ...............................        BY                603           0.6%
Specialty Retail .................................        JE                578           0.6%
Construction & Engineering .......................        BJ                564           0.6%
Building Products ................................        BI                543           0.6%
Tobacco ..........................................        JI                511           0.5%
Leisure Equipment & Products .....................        BX                491           0.5%
Air Freight & Couriers ...........................        BP                381           0.4%
Trading Companies & Distributors .................        BN                377           0.4%
Household Products ...............................        JJ                363           0.4%
IT Consulting & Services .........................        JU                276           0.3%
Containers & Packaging ...........................        BE       $        235   $       0.3%
Airlines .........................................        BQ                214           0.2%
Internet Software & Services .....................        JT                183           0.2%
Aerospace & Defense ..............................        BH                128           0.1%
Health Care Providers & Services .................        JM                 97           0.1%
Real Estate Development ..........................        JS                 80           0.1%
Internet & Catalog Retail ........................        JC                 51           0.1%
Energy Equipment & Services ......................        BA                 36           0.0%
Distributors .....................................        JB                 26           0.0%
                                                                   ------------   -----------
                                                                   $     94,523         100.0%
                                                                   ============   ===========

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 4.0%
     Alliant Techsystems, Inc. * .................        6,400    $      399
     DRS Technologies, Inc. * ....................       34,800         1,090
     Engineered Support Systems, Inc. * ..........       33,600         1,232
     Herley Industries, Inc. * ...................       81,650         1,421
     MTC Technologies, Inc. ......................       28,200           714
                                                                   ----------
                                                                        4,856

Air Freight & Couriers - 0.5%
     Forward Air Corp. * .........................       31,450           611

Auto Components - 0.4%
     Spartan Motors, Inc. ........................       37,900           431

Automobiles - 0.8%
     Borg-Warner Automotive, Inc. ................       19,900         1,003

Banks - 5.6%
     Dime Community Bancshares ...................       31,900           611
     East West Bancorp, Inc. * ...................       33,400         1,205
     Greater Bay Bancorp .........................       40,850           706
     New North Nova Corp. Pennsylvania * .........       33,700           928
     Southwest Bancorporation of Texas, Inc. * ...       40,600         1,170
     Sterling Bancshares, Inc. ...................      107,875         1,318
     Texas Regional Bancshares, Inc. .............       23,800           846
                                                                   ----------
                                                                        6,784

Biotechnology - 4.1%
     Affymetrix, Inc. * ..........................       29,200           668
     Alkermes, Inc. * ............................       37,700           236
     Charles River Laboratories * ................       28,143         1,083
     CV Therapeutics, Inc. * .....................       29,600           539
     Human Genome Sciences, Inc. * ...............       28,900           255
     Neurocrine Biosciences, Inc. * ..............       15,300           699
     Protein Design Labs, Inc. * .................       76,000           646
     Regeneron Pharmaceuticals * .................       12,050           223
     Sangstat Medium Corp. * .....................       49,900           564
                                                                   ----------
                                                                        4,913

Building Products - 0.7%
     Griffon Corp. * .............................       62,600           853

Chemicals - 1.6%
     Airgas, Inc. * ..............................       70,600         1,218
     Georgia Gulf Corp. * ........................       28,800           666
                                                                   ----------
                                                                        1,884

Commercial Services & Supplies - 8.3%
     Angelica Corp. * ............................       26,700           551
     Checkfree Corp. * ...........................       45,750           732
     Corporate Executive Board Co. * .............       49,550         1,582
     DeVry, Inc. * ...............................       42,700           709
     Kroll, Inc. .................................       76,200         1,454
     Ligand Pharmaceuticals - Cl. B * ............       72,000           387
     On Assignment, Inc. * .......................       93,200           794
     Stericycle, Inc. * ..........................       32,600         1,055
     Strayer Education, Inc. .....................       21,300         1,225
     University of Phoenix Online * ..............       18,900    $      677
     Waste Connections, Inc. * ...................       22,550           871
                                                                   ----------
                                                                       10,037

Communications Equipment - 0.5%
     McData Corp. * ..............................       84,100           597

Computers & Peripherals - 1.8%
     M-Systems Flash Disk Pioneers, Ltd. * .......      127,800           934
     ScanSource, Inc. * ..........................       25,650         1,265
                                                                   ----------
                                                                        2,199

Diversified Financials - 1.4%
     Affiliated Managers Group, Inc. * ...........       22,550         1,134
     Ameritrade Holding Corp. * ..................       90,300           511
                                                                   ----------
                                                                        1,645

Diversified Telecommunication Services - 1.8%
     Crown Castle International Corp. * ..........      190,100           713
     Nextel Partners, Inc. - Cl. A * .............       79,100           480
     Triton PCS, Inc. - Cl. A ....................      250,700           985
                                                                   ----------
                                                                        2,178

Electronic Equipment & Instruments - 0.8%
     Rudolph Technologies, Inc. * ................       50,150           961

Energy Equipment & Services - 2.0%
     Hydril Co. * ................................       45,000         1,060
     Lone Star Technologies, Inc. * ..............       39,200           584
     Oceaneering International, Inc. * ...........       33,500           829
                                                                   ----------
                                                                        2,473

Finance - 0.5%
     United Holdings Corp. .......................       56,200           660

Food & Drug Retailing - 2.1%
     Duane Reade, Inc. * .........................       51,650           878
     United Natural Foods, Inc. * ................       64,900         1,645
                                                                   ----------
                                                                        2,523

Food Products - 3.2%
     American Italian Pasta Co. * ................       39,950         1,437
     Del Monte Foods Co. * .......................       57,200           441
     Horizon Organic Holding Corp. * .............       62,200         1,007
     Ralcorp Holdings, Inc. * ....................       37,200           935
                                                                   ----------
                                                                        3,820

Health Care Equipment & Supplies - 4.8%
     Alliance Imaging, Inc. * ....................       72,100           382
     American Medical Systems Holdings * .........       56,400           914
     Diagnostic Products Corp. ...................       29,200         1,128
     ICU Medical, Inc. * .........................       19,600           731
     Integra Lifesciences Corp. * ................       60,500         1,068
     KYPHON, Inc .................................       31,900           272
     Salix Pharmaceuticals, Ltd. * ...............       74,150           518

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
     Wilson Greatbatch Technologies, Inc. * ......       28,000    $      818
                                                                   ---------
                                                                        5,831

Health Care Providers & Services - 9.2%
     Accredo Health, Inc. * ......................       15,674           553
     Advisory Co. * ..............................       29,600           885
     Centene Corp. * .............................       36,000         1,209
     Cobalt Corp. ................................       59,500           821
     Covance, Inc. * .............................       64,650         1,590
     Da Vita, Inc. * .............................       27,400           676
     Dianon Systems, Inc. * ......................       16,500           787
     LifePoint Hospitals, Inc. * .................       43,500         1,302
     Medical Staffing Network Holdings, Inc. * ...       59,510           952
     Pharmaceutical Product Development,
      Inc. * .....................................       25,750           754
     Province Healthcare Co. * ...................       46,300           450
     Renal Care Group, Inc. * ....................       37,000         1,171
                                                                   ----------
                                                                       11,150

Hotels Restaurants & Leisure - 3.3%
     Applebee's International, Inc. ..............       23,225           539
     Cumulus Media, Inc. - Cl. A * ...............       16,300           242
     Panera Bread Co. - Cl. A * ..................       43,500         1,514
     Rare Hospitality International, Inc. * ......       52,900         1,461
     Ryan's Family Steak Houses, Inc. * ..........       17,050           194
                                                                   ----------
                                                                        3,950

Household Products - 1.1%
     Church & Dwight Co., Inc. ...................       42,300         1,287

Industrial Conglomerates - 0.8%
     Denbury Resources, Inc. .....................       84,700           957

Insurance - 4.8%
     ANFI, Inc. ..................................       40,000           590
     HCC Insurance Holdings, Inc. ................       48,250         1,187
     Hilb, Rogal & Hamilton Co. ..................       34,002         1,391
     Philadelphia Consolidated Holding Corp. .....       34,250         1,213
     Platinum Underwriters Holdings * ............       15,500           408
     Stancorp Financial Group, Inc. * ............       20,150           984
                                                                   ----------
                                                                        5,773

Internet Software & Services - 1.3%
     Avocent Corp. * .............................       31,146           692
     Internet Security System, Inc. * ............       31,800           583
     WebMethods, Inc. * ..........................       29,400           242
                                                                   ----------
                                                                        1,517

IT Consulting & Services - 0.7%
     SRA International, Inc. - Cl. A .............       29,400           797

Machinery - 1.9%
     Clarcor, Inc. * .............................       24,500           790
     ESCO Technologies, Inc. * ...................       21,700           803
     Graco, Inc. * ...............................       25,300           725
                                                                   ----------
                                                                        2,318

Media - 4.7%
     Entercom Communications Corp. * .............       14,350    $      673
     Entravision Communications - Cl. A * ........       68,200           681
     Getty Images, Inc. * ........................       35,800         1,094
     Lin TV Corp. - Cl. A * ......................       39,200           955
     Macrovision Corp. * .........................       36,300           582
     Regent Communications, Inc. * ...............       70,150           415
     Scholastic Corp. * ..........................       22,500           809
     Sonic Solutions * ...........................       95,500           477
                                                                   ----------
                                                                        5,686

Multiline Retail - 1.8%
     99 Cents Only Stores * ......................       29,576           794
     Cost Plus, Inc. * ...........................       25,300           725
     Freds, Inc. .................................       23,950           616
                                                                   ----------
                                                                        2,135

Oil & Gas - 3.9%
     Evergreen Resources, Inc. * .................       29,500         1,323
     Remington Oil & Gas Corp. * .................       79,150         1,299
     Spinnaker Exploration Co. * .................       38,000           838
     Stone Energy Corp. * ........................       38,950         1,299
                                                                   ----------
                                                                        4,759

Pharmaceuticals - 2.4%
     Amylin Pharmaceuticals, Inc. * ..............       42,100           680
     Intermune, Inc. * ...........................       18,600           474
     NPS Pharmaceuticals, Inc. * .................       47,200         1,188
     Scios, Inc. * ...............................       16,300           531
                                                                   ----------
                                                                        2,873
Road & Rail - 0.6%
     Yellow Corp. * ..............................       27,800           700

Semiconductor Equipment & Products - 6.8%
     Aeroflex, Inc. * ............................       93,900           648
     Atmi, Inc. ..................................       35,550           658
     Axcelis Technologies, Inc. * ................       94,700           531
     Brooks PRI Automation, Inc. * ...............       59,426           681
     Cree, Inc. * ................................       74,500         1,218
     DuPont Photomasks, Inc. * ...................       31,300           728
     LTX Corp. * .................................      126,400           762
     Photronics, Inc. * ..........................       51,900           711
     PMC-Sierra, Inc. * ..........................      121,300           675
     Semtech Corp. * .............................       47,200           515
     Silicon Storage Technology, Inc. * ..........       95,550           386
     Skyworks Solutions, Inc. ....................       85,350           736
                                                                   ----------
                                                                        8,249

Software - 3.1%
     Borland Software Corp. * ....................      106,300         1,308
     Lawson Software, Inc. * .....................       61,100           351
     Macromedia, Inc. * ..........................       59,200           631
     Precise Software Solutions Ltd. * ...........       74,400         1,228

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                      Market
                  Name of Issuer                       Shares         Value
                                                                     (000's)

COMMON STOCK - Continued

Software - Continued
     Verint Systems, Inc. * ......................       11,400    $      230
                                                                   ----------
                                                                        3,748

Specialty Retail - 4.1%
     AC Moore Arts & Crafts, Inc. * ..............       63,800           811
     AnnTaylor Stores Corp. * ....................       37,600           768
     Genesco, Inc. * .............................       33,500           624
     Hollywood Entertainment Corp. * .............       58,600           885
     Hot Topic, Inc. * ...........................       60,449         1,383
     Movie Gallery, Inc. * .......................       40,300           524
                                                                   ----------
                                                                        4,995

Textiles & Apparel - 2.0%
     Columbia Sportswear Co. * ...................       27,625         1,227
     Kellwood Co. * ..............................       32,800           853
     Mossimo, Inc. * .............................       53,800           296
                                                                   ----------
                                                                        2,376

Transportation Infrastructure - 0.1%
     SCS Tranportation, Inc. * ...................       12,250           122
                                                                   ----------
                               TOTAL COMMON STOCK-         97.5%      117,651

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 25.7%
     State Street Navigator Securities Lending
      Portfolio ..................................   $   31,085        31,085

SHORT-TERM INVESTMENTS - 2.7%

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................        3,275         3,275
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        125.9%      152,011
              Payables, less cash and receivables-        (25.9)%     (31,288)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  120,723
                                                     ==========    ==========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Biotechnology - 8.2%
     Amgen, Inc. * ...............................       20,567    $      994
     Biogen, Inc. ................................        1,184            48
     Cephalon, Inc. * ............................          851            41
     Charles River Laboratories * ................        1,800            69
     Chiron Corp. * ..............................        2,060            78
     Genzyme Corp. * .............................        1,768            52
     Gilead Sciences, Inc. * .....................        4,826           164
     Idec Pharmaceuticals Corp. * ................        1,764            59
     IDEXX Laboratories, Inc. * ..................        1,600            53
     ILEX Oncology, Inc. * .......................          589             4
     MedImmune, Inc. * ...........................        7,795           212
     Nexia Biotechnologies, Inc. * ...............           81
     Qiagen NV * .................................        2,200            11
     Serologicals Corp. * ........................        1,943            21
     Shire Pharmaceuticals Group Place - ADR * ...        2,912            55
     Techne Corp. * ..............................           50             2
                                                                   ----------
                                                                        1,863

Chemicals - 1.6%
     Takeda Chemical Industries * ................        8,500           355

Commercial Services & Supplies - 0.2%
     Ono Pharmaceutical Co., Ltd. * ..............        1,000            30
     Pediatrix Medium Group, Inc. * ..............          435            18
                                                                   ----------
                                                                           48

Health Care Equipment & Supplies - 12.2%
     Alcon, Inc. * ...............................        1,490            59
     Amerisource Bergen Corp. * ..................        2,157           117
     Applera Corporation - Applied Biosystems
      Group ......................................        2,200            39
     Baxter International, Inc. ..................       10,817           303
     Bayer AG * ..................................           40             1
     Becton, Dickinson & Co. * ...................        1,000            31
     Biomet, Inc. * ..............................        1,721            49
     Boston Scientific Corp. * ...................        3,892           165
     Cytyc Corp. * ...............................        2,021            21
     Dentsply International, Inc. ................        1,900            71
     Diagnostic Products Corp. ...................        1,290            50
     Edwards Lifesciences Corp. * ................        1,600            41
     Guidant Corp. * .............................        2,213            68
     Medtronic, Inc. * ...........................       19,252           878
     Nobel Biocare * .............................          100             6
     Olympus Optical Co. * .......................        4,000            65
     ResMed, Inc. * ..............................            5
     Respironics, Inc. * .........................        2,512            76
     Salix Pharmaceuticals, Ltd. * ...............          711             5
     Serono SA ...................................           70            37
     Smith & Nephew ..............................        4,683            29
     St. Jude Medical, Inc. * ....................        2,900           115
     Steris Corp. * ..............................        4,269           103
     Stryker Corp. * .............................        1,900           127
     Synthes-Stratec, Inc. .......................           51            31
     Terumo Corp. * ..............................        2,600            36
     Varian Medical Systems, Inc. * ..............        1,570    $       78
     Zimmer Holdings, Inc. * .....................        4,157           173
                                                                   ----------
                                                                        2,774

Health Care Providers & Services - 13.1%
     Advance PCS * ...............................        3,485            77
     Anthem, Inc. * ..............................        3,017           190
     Cardinal Health, Inc. * .....................        8,372           496
     Caremark Rx, Inc. * .........................        4,900            80
     Centene Corp. * .............................          174             6
     Community Health Systems, Inc. * ............        2,249            46
     Covance, Inc. * .............................        1,197            29
     Cross-Country, Inc. * .......................          447             6
     DaVita, Inc. * ..............................        2,800            69
     Express Scripts, Inc. - Cl. A * .............        2,640           127
     HCA-The Healthcare Corp. * ..................       13,442           558
     Laboratory Corporation of America
      Holdings * .................................          340             8
     LifePoint Hospitals, Inc. * .................        1,800            54
     McKesson HBOC, Inc. .........................          100             3
     Mid Atlantic Medical Services, Inc. * .......        2,000            65
     Omnicare, Inc. ..............................        2,118            50
     Oxford Health Plans, Inc. * .................        2,150            78
     Pharmaceutical Product Development, Inc. * ..        2,200            64
     Quest Diagnostics, Inc. * ...................        1,920           109
     Renal Care Group, Inc. * ....................          457            14
     Triad Hospitals, Inc. * .....................        1,525            46
     UnitedHealth Group, Inc. * ..................        5,864           490
     Universal Health Services, Inc. - Cl. B * ...        1,334            60
     Wellchoice, Inc. ............................          286             7
     Wellpoint Health Networks, Inc. * ...........        3,326           237
                                                                   ----------
                                                                        2,969

Insurance - 0.5%
     CIGNA Corp. * ...............................        2,776           114

Pharmaceuticals - 61.2%
     Abbott Laboratories * .......................       19,904           796
     Allegran, Inc. * ............................        2,616           151
     Andrx Corp. * ...............................          486             7
     AstraZeneca Group plc * .....................        6,838           244
     AstraZeneca Group plc - ADR .................        4,334           503
     Barr Laboratories, Inc. * ...................          398            26
     Biovail Corp. * .............................          441            12
     Bristol-Myers Squibb Co.* ...................        9,100           211
     Connetics Corp. * ...........................        1,872            23
     Eisai Co. Ltd. * ............................        2,600            58
     Eli Lilly & Co. * ...........................       12,627           802
     Forest Laboratories, Inc. * .................        4,434           435
     Glaxo Smithkline plc - ADR ..................       31,390         1,176
     Hampshire Group * ...........................          300             8
     Intermune, Inc. * ...........................        1,211            31
     Ivax Corp. * ................................        2,150            26
     Johnson & Johnson * .........................       32,243         1,732
     King Pharmaceuticals, Inc. * ................        8,980           154

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Pharmaceuticals - Continued
     Medicis Pharmaceutical Corp. - Cl. A * ......          300    $       15
     Merck & Co., Inc. * .........................       21,100         1,194
     Mylan Laboratories, Inc. ....................        2,400            84
     Novartis AG .................................       39,118         1,427
     Novo Nordisk AS .............................        3,303            95
     NPS Pharmaceuticals, Inc. * .................           75             2
     Pfizer, Inc. * ..............................       47,356         1,448
     Pharmacia Corp. * ...........................       27,772         1,161
     Rhone-Poulenc SA * ..........................        2,934           159
     Roche Holdings AG * .........................        3,817           266
     Sankyo Co., Ltd. * ..........................        6,200            78
     Sanofi-Synthelabo SA * ......................        6,557           401
     Schering AG * ...............................          301            13
     Schering-Plough Corp. * .....................        9,250           205
     Scios, Inc. * ...............................          194             6
     Taisho Pharmaceutical Co., Ltd. * ...........        1,400            21
     Teva Pharmaceutical Industries, Ltd. - ADR *           992            38
     UCB SA * ....................................          265             8
     Wyeth .......................................       17,805           666
     Yamanouchi Pharmaceutical Co., Ltd. * .......        6,500           188
                                                                   ----------
                                                                       13,870
                                                                   ----------
                               TOTAL COMMON STOCK-         97.0%       21,993

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 25.4%
     State Street Navigator Securities Lending
      Portfolio ..................................   $    5,759         5,759

SHORT-TERM INVESTMENTS - 2.7%

     Investment in joint trading account (Note B)
     1.388% due 01/02/03 .........................          599           599
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        125.1%       28,351
              Cash and Receivables, less payables-        (25.1)%      (5,681)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   22,670
                                                     ==========    ==========
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Australia - 1.1%
     Brambles Industries, Ltd. (BO) ..............        7,600    $       20
     Broken Hill Proprietary Co., Ltd. (BF) ......        5,805            33
     National Australia Bank, Ltd. (JP) ..........        2,500            45
     News Corp., Ltd. (JA) .......................        5,700            37
     Qantas Airways, Ltd. (BQ) ...................       29,900            64
     QBE Insurance Group, Ltd. (JR) ..............        8,000            37
     Woolworth's, Ltd. (JF) ......................       15,400            99
                                                                   ----------
                                                                          335

Austria - 0.3%
     Erste Bank (JP) .............................          400            27
     Telecom Austria (J1) ........................        5,411            55
                                                                   ----------
                                                                           82

Canada - 1.2%
     Abitibi Consolidated, Inc. BG) ..............       11,300            87
     BCE, Inc. (J1) ..............................        5,800           104
     Investors Group, Inc. (JQ) ..................        2,500            42
     Suncor Energy, Inc. (BB) ....................        1,800            28
     TELUS Corp. (J1) ............................        3,400            35
     Thomson Corp. (BZ) ..........................        2,100            56
                                                                   ----------
                                                                          352

Denmark - 0.2%
     Novo Nordisk AS (JO) ........................        1,600            46

Finland - 0.6%
     Nokia Oyj (JW) ..............................       10,100           160
     UPM-Kymmene Corp. (BG) ......................          900            29
                                                                   ----------
                                                                          189

France - 3.1%
     Air Liquide BC) .............................          300            40
     BNP Paribas (JP) ............................          900            37
     Bouygues SA (J2) ............................        3,600           100
     Carrefour SA JF) ............................          800            36
     Essilor International (JL) ..................        1,500            62
     Renault (BV) ................................        2,200           103
     Sanofi-Synthelabo SA (JO) ...................        6,300           385
     Schneider SA (BK) ...........................          800            38
     STMicroelectronics (J0) .....................        1,500            29
     Vivendi Universal SA (JA) ...................        5,600            90
                                                                   ----------
                                                                          920

Germany - 0.9%
     Allianz AG (JR) .............................          400            38
     Bayerische Motoren Werke AG (BV) ............        1,300            39
     Deutsche Telekom AG (J1) ....................        3,900            50
     Muenchener Rueckversicherungs-
      Gesellschaft AG (JR) .......................          300            36
     Siemens AG (BL) .............................        1,600            68
     Thyssen Krupp AG (BF) .......................        3,000            34
                                                                   ----------
                                                                          265

Hong Kong - 1.1%
     Cheung Kong Holdings, Ltd. (JS) .............        8,000    $       52
     Hang Lung Properties (JS) ...................       48,000            46
     Hang Seng Bank, Ltd. (JP) ...................        6,200            66
     Johnson Electric Holdings, Ltd. (BK) ........       44,000            49
     Li & Fung, Ltd. (BO) ........................       48,000            46
     Sun Hung Kai Properties, Ltd. (JS) ..........       11,000            65
                                                                   ----------
                                                                          324

Ireland - 0.1%
     CRH plc (BD) ................................        2,500            31

Italy - 0.1%
     ENI (BB) ....................................        2,200            35

Japan - 5.1%
     Advantest (J0) ..............................        1,300            58
     Aiful Corp. (JQ) ............................          600            23
     Canon, Inc. (JZ) ............................        1,000            38
     Daiwa House Industry Co., Ltd. (BW) .........        7,000            39
     Disco Corp. (BM) ............................          700            28
     Enplas Corp. (BK) ...........................        1,200            30
     Fujitsu, Ltd. (JX) ..........................        6,000            17
     Hitachi, Ltd. (JY) ..........................        6,000            23
     Honda Motor Co. (BV) ........................        1,000            37
     Hoya Corp. (JY) .............................        1,000            70
     Japan Telecom Co. (J1) ......................            8            25
     Jusco Co., Ltd. (JD) ........................        5,000           118
     Mitsubishi Estate Co., Ltd. (JS) ............        4,000            30
     Mitsubishi Heavy Industries, Ltd. (BM) ......       17,000            42
     Mitsubishi Motor (BV) .......................       18,000            39
     Mitsui Marine & Fire Insurance Co., Ltd. (JR)        8,000            37
     Nikko Securities Co., Ltd. (JQ) .............       30,000           101
     Nissan Motor Acceptance Corp. (BV) ..........       16,000           125
     Nomura Securities Co., Ltd. (JQ) ............        3,000            34
     NTT Mobile Communications Network, Inc. (J2).           29            53
     OBIC JX) ....................................          200            35
     Orix Corp. (JQ) .............................          900            58
     Rohm Co., Ltd. (J0) .........................          200            25
     Secom Co. (BO) ..............................        1,000            34
     Sekisui House, Ltd. BW) .....................        5,000            35
     Shionogi & Co., Ltd. (JO) ...................        5,000            71
     Sony Corp. (JY) .............................          700            29
     Suzuki Motor Corp. (BV) .....................        6,000            65
     Taiyo Yuden Co., Ltd. (JY) ..................        3,000            32
     TDK Corp. (JY) ..............................        1,000            40
     Tokyo Electron, Ltd. (J0) ...................        1,500            68
     Tokyu Corp. BS) .............................       14,000            49
     Toray Industries, Inc. (BC) .................       14,000            30
                                                                   ----------
                                                                        1,538

Netherlands - 3.1%
     ABN Amro Holding NV (JP) ....................        2,500            41
     Aegon NV (JR) ...............................       13,234           170

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Netherlands - Continued
     ASM Lithography Holding NV (J0) .............        8,500    $       71
     Heineken Holding JG) ........................          900            26
     Heineken NV (JG) ............................        3,500           136
     ING Groep NV (JQ) ...........................        2,100            36
     Koninklijke Royal) Philips Electronics NV
      (JY) .......................................        8,800            76
     Koninklijke Numica NV JY) ...................        2,900            36
     Royal Dutch Petroleum Co. (BB) ..............        7,700           339
     Vedior (BO) .................................        2,100            12
                                                                   ----------
                                                                          943

New Zealand - 0.1%
     Telecom Corp. of New Zealand, Ltd. (J1) .....       11,000            26

Norway - 0.8%
     Norsk Hydro ASA (BL) ........................        2,300           103
     Norske Skogindustrier ASA - Cl. A BG) .......        2,700            38
     Statoil ASA (BB) ............................       10,000            84
                                                                   ----------
                                                                          225

Singapore - 0.6%
     DBS Group Holdings, Ltd. (JP) ...............        4,000            25
     Singapore Technology Engineering, Ltd. (BH) .       31,000            30
     Singapore Telecommunications, Ltd. (J1) .....      117,000            84
     Venture Manufacturing, Ltd. (JY) ............        5,000            40
                                                                   ----------
                                                                          179

Spain - 0.5%
     Banco Bilbao Vizcaya SA (JP) ................        8,900            85
     Inditex (JE) ................................        2,800            66
                                                                   ----------
                                                                          151

Sweden - 0.7%
     Assa Abloy (BI) .............................        2,700            31
     AstraZeneca Group plc (BO) ..................        2,600            91
     ForeningsSparbanken AB (JP) .................        6,900            82
                                                                   ----------
                                                                          204

Switzerland - 3.0%
     Credit Suisse Group (JP) ....................        1,524            33
     Holcim (BD) .................................          631           115
     Nestle SA (JH) ..............................          527           112
     Nobel Biocare AG (JL) .......................          634            41
     Novartis AG (JO) ............................        4,263           155
     Richemont (JQ) ..............................        5,726           107
     Swiss Reinsurance Co. (JR) ..................        2,614           171
     Swisscom AG (JI) ............................          471           136
     Synthes-Stratec, Inc. (JL) ..................           70            43
                                                                   ----------
                                                                          913

United Kingdom - 6.6%
     Arm Holdings plc (J0) .......................       14,000            11
     AstraZeneca Group plc JO) ...................       11,100           397
     Barclays (JP) ...............................        4,400            27
     BG Group plc (BB) ...........................        8,000    $       34
     Billiton plc (BF) ...........................       15,155            81
     BOC Group plc (BC) ..........................        5,400            77
     British Aerospace plc (BH) ..................       13,900            28
     Celltech Group plc (JN) .....................        7,600            42
     Compass Group plc BZ) .......................        7,100            38
     Corus Group (BF) ............................       75,600            33
     MMO2 (J2) ...................................       45,700            33
     Pearson plc (JA) ............................        8,100            75
     Prudential Corp. (JR) .......................        4,100            29
     Reuters Group plc (JA) ......................       11,000            31
     Royal Bank of Scotland Group (JP) ...........        7,400           177
     Samsung Electronics - GDR JY) ...............          710            95
     Smiths Group plc (BL) .......................        9,900           111
     Standard Chartered plc (JP) .................        3,300            37
     Unilever plc (JK) ...........................        8,000            76
     Vodafone AirTouch plc (J2) ..................      302,038           551
                                                                   ----------
                                                                        1,983

United States - 30.8%
     AES Corp. (J3) ..............................        8,000            24
     Agilent Technologies, Inc. (JY) .............        8,900           160
     Air Products & Chemicals, Inc. (BC) .........        1,300            56
     Allergan, Inc. (JO) .........................        3,800           219
     Altera Corp. (J0) ...........................       10,800           133
     Amazon.com, Inc. (JC) .......................        2,000            38
     America Movil SA de CV - ADR - Ser. L (J2) ..        2,400            34
     American Standard Cos., Inc. (BJ) ...........        1,000            71
     AmeriCredit Corp. (JQ) ......................        5,200            40
     Anheuser-Busch Cos., Inc. (JG) ..............        1,600            77
     AOL Time Warner, Inc. (JA) ..................       15,300           200
     Applera Corporation - Applied Biosystems
      Group (JL) .................................        3,500            61
     Applied Materials, Inc. (J0) ................       26,300           343
     Applied Micro Circuits Corp. (J0) ...........       12,300            45
     AstraZeneca Group plc - ADR (JO) ............        3,000           105
     AT&T Corp. (J1) .............................        4,080           107
     Avon Products, Inc. (JK) ....................          600            32
     Baker Hughes, Inc. (BA) .....................        4,600           148
     Bank One Corp. (JP) .........................        2,700            99
     Berkshire Hathaway, Inc. - Cl. A (JR) ........           2           146
     Broadcom Corp. - Cl. A J0) ..................        3,200            48
     Cablevision Systems Corp. - Cl. A (JA) ......       10,861           182
     Cadence Design Systems, Inc. (JV) ...........        2,900            34
     Carnival Corp. (BZ) .........................        3,100            77
     Checkfree Corp. (BO) ........................        2,600            42
     ChevronTexaco Corp. (BB) ....................        1,400            93
     Cisco Systems, Inc. (JW) ....................       19,800           259
     Citigroup, Inc. (JQ) ........................        2,900           102
     Companhia Vale Do Rio Doce - ADR (BF) .......        1,800            52
     Concord EFS, Inc. (BO) ......................        5,000            79
     Cox Communications, Inc. - Cl. A (JA) .......        1,900            54
     DBS Group Holdings, Ltd. - ADR 144A(a) (JP) .        2,000            13

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

United States - Continued
     Del Monte Foods Co. (JH) ....................          581    $        4
     Duke Energy Co. (J5) ........................        1,600            31
     eBay, Inc. (JC) .............................        1,800           122
     Eli Lilly & Co. (JO) ........................        1,900           121
     Emerson Electric Co. (BK) ...................          700            36
     Estee Lauder Cos., Inc. - Cl. A (JK) ........        1,700            45
     Exxon Mobil Corp. (BB) ......................        5,500           192
     Federal National Mortgage Assoc. (FD) .......        1,600           103
     FleetBoston Financial Corp. (JP) ............        4,200           102
     Fluor Corp. (BJ) ............................        2,800            78
     Forest Laboratories, Inc. (JO) ..............        1,800           177
     General Electric Co. BL) ....................        3,300            80
     General Motors Corp. (BV) ...................        1,400            52
     General Motors Corp. - Cl. H (BV) ...........        3,400            36
     Golden West Financial Corp. (JP) ............          400            29
     Guidant Corp. (JL) ..........................        1,100            34
     H.J. Heinz Co. (JH) .........................        1,300            43
     Hewlett-Packard Co. (JX) ....................        2,121            37
     Household International, Inc. (JQ) ..........        2,100            58
     Illinois Tool Works, Inc. (BM) ..............          500            32
     Ingersoll-Rand Co. - Cl. A (BU) .............          900            39
     Intel Corp. (J0) ............................        1,700            26
     International Business Machines Corp. (JX) ..          700            54
     Interpublic Group Cos., Inc. (JA) ...........        1,600            23
     JDS Uniphase Corp. (JW) .....................       11,500            28
     JP Morgan Chase & Co. (JP) ..................        5,800           139
     Kinder Morgan, Inc. (J4) ....................          800            34
     KLA-Tencor Corp. (J0) .......................        6,800           241
     Lehman Brothers Holdings, Inc. (JQ) .........        1,000            53
     Liberty Media Corp. - Ser. A (JA) ...........        4,472            40
     Linear Technology Corp. (J0) ................        1,600            41
     Lowe's Cos., Inc. (JE) ......................        4,500           169
     Lukoil Holding - ADR (BB) ...................        1,100            68
     Macromedia, Inc. JV) ........................        4,400            47
     Medtronic, Inc. (JL) ........................        1,200            55
     Microsoft Corp. JV) .........................        4,100           212
     Motorola, Inc. (JW) .........................        3,800            33
     Navistar International Corp., Inc. - Cl. B
      (BM) .......................................        1,700            41
     Newmont Mining Corp. ((BF) ..................        1,200            35
     Novellus Systems, Inc. (J0) .................        2,600            73
     PartnerRe, Ltd. (JR) ........................          600            31
     PepsiCo, Inc. (JG) ..........................        1,600            68
     Pfizer, Inc. (JO) ...........................       15,900           486
     Philip Morris Cos., Inc. (JI) ...............        1,000            41
     PMC-Sierra, Inc. (J0) .......................        5,400            30
     Polycom, Inc. (JW) ..........................        2,800            27
     Qualcomm, Inc. (JW) .........................        3,500           127
     Robert Half International, Inc. (BO) ........        1,800            29
     Royal Dutch Petroleum Co. (BB) ..............        2,100            92
     Ryanair Holdings plc - ADR (BQ) .............        1,300            51
     Schlumberger, Ltd. (BA) .....................        1,700            72
     SLM Corp. JQ) ...............................        1,700           177
     Sprint Corp. (J1) ...........................       11,700           169
     Sprint PCS (J1) .............................       36,100    $      158
     Starwood Hotels & Resorts Worldwide, Inc. (BZ)       1,800            43
     Taiwan Semiconductor Manufacturing Co.,
      Ltd. - ADR (J0) ............................        3,712            26
     Telefonos de Mexico SA - ADR (J1) ...........        1,700            54
     Teradyne, Inc. (J0) .........................        5,100            66
     The PMI Group, Inc. (JR) ....................        1,800            54
     The Thomson Corp. (JA) ......................        3,900           104
     The Walt Disney Co. (JA) ....................        3,300            54
     TMP Worldwide, Inc. (JA) ....................        4,200            48
     Transocean Sedco Forex, Inc. (BA) ...........        1,600            37
     United Technologies Corp. (BK) ..............        1,900           118
     Unocal Corp. (BB) ...........................        4,000           122
     USA Networks, Inc. (JA) .....................        4,400           101
     Veritas Software Corp. (JV) .................        3,300            52
     Vodafone Group plc (J1) .....................          100             2
     Wal-Mart Stores, Inc. (JD) ..................        1,800            91
     Washington Mutual, Inc. (JQ) ................        8,750           302
     Weatherford Bermuda (BA) ....................        1,200            48
     Wells Fargo & Co. (JQ) ......................        1,100            52
     Xilinx, Inc. (J0) ...........................        4,600            95
     XL Capital, Ltd. - Cl. A. (JR) ..............        1,300           100
     Yahoo, Inc. (JT) ............................        3,200            52
                                                                   ----------
                                                                        9,215
                                                                   ----------
                               TOTAL COMMON STOCK-         60.0%       17,956

PREFERRED STOCK

United States - 0.1%
     Ford Motor Co. Capital Trust II (JQ) ........          800            33
                                                                   ----------
                            TOTAL PREFERRED STOCK-          0.1%           33

                                                         Par
                                                        Value
                                                       (000's)

PUBLICLY-TRADED BONDS

Australia - 0.2%
     Commonwealth of Australia - Bonds (FG)
          7.5% due 07/15/05 ......................   $      100            60

Canada - 0.4%
     Government of Canada (FG)
           7.25% due 06/01/07 ....................          150           108

Denmark - 0.6%
     Kingdom of Denmark (FG)
          8.0% due 03/15/06 ......................        1,100           176

Finland - 1.0%
     Republic of Finland - Bonds (FG)
           5.75% due 02/23/11 ....................          250           292

France - 1.3%
     Government of France - Debs. (FG)
          4.0% due 10/25/09 ......................          370           389

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                        Par          Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Germany - 11.2%
     Federal Republic of Germany - Bonds (FG)
          5.25% due 01/04/08 .....................   $      500    $      567
          6.75% due 04/22/03 .....................          375           397
     Federal Republic of Germany (FG)
          5.25% due 01/04/11 .....................        1,875         2,126
          6.25% due 01/04/30 .....................          125           159
     Kredit Fuer Wiederaufbau (JP)
          5.0% due 07/04/11 ......................          100           111
                                                                   ----------
                                                                        3,360

Japan - 2.7%
     Government of Japan (FG)
          1.8% due 03/22/10 ......................       90,000           824

Netherlands - 1.9%
     Netherlands Government - Bonds (FG)
          6.0% due 01/15/06 ......................          500           569

Supra National - 6.2%
     Amazon.com (JC)
          6.875% due 02/16/10 ....................           39            16
     Bank of Ireland (JP)
          6.45% due 02/10/10 .....................          250           291
     European Investment Bank - Notes (JP)
          3.0% due 09/20/06 ......................       40,000           372
     Federal National Mortgage Assoc. - Bonds (FD)
          2.125% due 10/09/07 ....................       40,000           365
     Fixed Link Finance BV (JQ)
          6.3% due 08/28/25 ......................          100           161
     International Bank of Reconstruction &
      Development - Debs. (JP)
          4.75% due 12/20/04 .....................       20,000           184
     International-American Development Bank-
      Bonds (JP)
          1.9% due 07/08/09 ......................       40,000           369
     Kingdom of Spain - Notes (FG)
          3.1% due 09/20/06 ......................       10,000            93
                                                                   ----------
                                                                        1,851

Sweden - 1.1%
     Swedish Government (FG)
          5.0% due 01/28/09 ......................        2,750           327

United Kingdom - 1.2%
     British Telecom plc (J1)
          7.125% due 02/15/11 ....................          125           147
     U.K. Treasury - Bonds (FG)
          5.75% due 12/07/09 .....................          110           192
          6.0% due 12/07/28 ......................           15            30
                                                                   ----------
                                                                          369

United States - 7.5%
     Amazon.Com, Inc. (JC)
          4.75% due 02/01/09 .....................          122            90
     Federal National Mortgage Assoc. (FD)
          5.25% due 01/15/09 .....................   $      340    $      372
     Telstra, Ltd. - Notes (J1)
          6.375% due 04/01/12 ....................          125           138
     U.S. Treasury - Notes (TN)
          3.25% due 05/31/04 .....................          975         1,001
     U.S. Treasury - Bonds (TB)
          5.25% due 02/15/29 .....................          500           522
     Washington Mutual, Inc. (JQ)
          5.625% due 01/15/07 ....................          125           134
                                                                   ----------
                                                                        2,257
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-         35.3%       10,582

SHORT-TERM INVESTMENTS - 5.4%

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................        1,612         1,612
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        100.8%       30,183
              Payables, less cash and receivables-         (0.8)%        (247)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   29,936
                                                     ==========    ==========

ADR-American Depository Receipts.
GDR-Global Depository Receipts.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $2,000 or 6.7% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRIES

                                                          Market      % of
               Industry                     Industry      Value     Long-Term
                                          Abbreviation    (000s)   Investments

Foreign Governmental ...................      FG         $  6,309         22.1%
Banks ..................................      JP            2,390          8.4%
Pharmaceuticals ........................      JO            2,162          7.6%
Diversified Financials .................      JQ            1,511          5.3%
Semiconductor Equipment & Products .....      J0            1,431          5.0%
Diversified Telecommunication Services..      J1            1,291          4.5%
Oil & Gas ..............................      BB            1,088          3.8%
Media ..................................      JA            1,039          3.6%
U.S. Treasury Notes ....................      TN            1,001          3.5%
Insurance ..............................      JR              849          3.0%
U.S. Government Agencies ...............      FD              840          2.9%
Wireless Telecommunications Services ...      J2              772          2.7%
Communications Equipment ...............      JW              635          2.2%
Electronic Equipment & Instruments .....      JY              601          2.1%
U.S. Treasury Bonds ....................      TB              522          1.8%
Automobiles ............................      BV              496          1.7%
Industrial Conglomerates ...............      BL              362          1.3%
Commercial Services & Supplies .........      BO              353          1.2%
Software ...............................      JV              345          1.2%
Beverages ..............................      JG              308          1.1%
Energy Equipment & Services ............      BA              305          1.1%
Health Care Equipment & Supplies .......      JL              295          1.0%
Electrical Equipment ...................      BK              269          1.0%
Metals & Mining ........................      BF              268          0.9%
Internet & Catalog Retail ..............      JC              265          0.9%
Specialty Retail .......................      JE              235          0.8%
Hotels Restaurants & Leisure ...........      BZ              214          0.8%
Multiline Retail .......................      JD              209          0.7%
Chemicals ..............................      BC              202          0.7%
Real Estate Investment Trust ...........      JS              194          0.7%
Food Products ..........................      JH              159          0.6%
Paper & Forest Products ................      BG              154          0.5%
Personal Products ......................      JK              153          0.5%
Construction & Engineering .............      BJ              150          0.5%
Construction Materials .................      BD              145          0.5%
Computers & Peripherals ................      JX              144          0.5%
Machinery ..............................      BM              143          0.5%
Food & Drug Retailing ..................      JF              134          0.5%
Airlines ...............................      BQ              115          0.4%
Household Durables .....................      BW               75          0.3%
Aerospace & Defense ....................      BH               57          0.2%
Internet Software & Services ...........      JT               52          0.2%
Road & Rail ............................      BS               49          0.2%
Biotechnology ..........................      JN               42          0.2%
Tobacco ................................      JI               41          0.2%
Auto Components ........................      BU               39          0.1%
Office Electronics .....................      JZ         $     38          0.1%
Gas Utilities ..........................      J4               34          0.1%
Multi-Utilities ........................      J5               31          0.1%
Building Products ......................      BI               31          0.1%
Electric Utilities .....................      J3               24          0.1%
                                                         --------    -----------
                                                         $ 28,571        100.0%
                                                         ========    ===========

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MULTI CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 5.6%
     General Dynamics Corp. * ....................       20,830    $    1,653
     Lockheed Martin Corp. .......................       49,795         2,876
     Northrop Grumman Corp. * ....................       26,980         2,617
     Raytheon Co. * ..............................       60,355         1,856
                                                                   ----------
                                                                        9,002

Banks - 1.3%
     Fifth Third Bancorp * .......................       35,734         2,092

Biotechnology - 2.7%
     Genetech, Inc. * ............................       49,230         1,632
     Genzyme Corp. * .............................       29,380           869
     MedImmune, Inc. * ...........................       63,510         1,726
                                                                   ----------
                                                                        4,227

Commercial Services & Supplies - 0.9%
     Cendant Corp. ...............................      140,455         1,472

Communications Equipment - 4.3%
     Nokia Oyj * .................................       44,240           703
     Nokia Oyj - ADR .............................      398,877         6,182
                                                                   ----------
                                                                        6,885

Computers & Peripherals - 1.8%
     Apple Computer, Inc. * ......................      196,670         2,818

Diversified Financials - 3.7%
     Citigroup, Inc. * ...........................       37,258         1,311
     E*TRADE Group. Inc. * .......................      169,965           826
     Goldman Sachs Group, Inc. ...................       55,254         3,763
                                                                   ----------
                                                                        5,900

Energy Equipment & Services - 2.1%
     Patterson UTI Energy, Inc. * ................       21,740           656
     Smith International, Inc. * .................       80,130         2,614
                                                                   ----------
                                                                        3,270

Health Care Equipment & Supplies - 5.6%
     Amerisource Bergen Corp. * ..................       60,405         3,280
     Guidant Corp. * .............................       67,930         2,096
     Medtronic, Inc. * ...........................       77,505         3,534
                                                                   ----------
                                                                        8,910

Health Care Providers & Services - 6.8%
     Anthem, Inc. * ..............................       46,440         2,921
     Cardinal Health, Inc. * .....................       52,622         3,115
     McKesson HBOC, Inc. .........................       84,625         2,287
     UnitedHealth Group, Inc. * ..................       31,140         2,600
                                                                   ----------
                                                                       10,923

Hotels Restaurants & Leisure - 1.3%
     Darden Restaurants, Inc. * ..................       19,565           400
     Wendy's International, Inc. * ...............       14,595           395
     Yum Brands, Inc. * ..........................       50,895         1,233
                                                                   ----------
                                                                        2,028

Household Durables - 0.6%
     Stanley Works * .............................       27,412    $      948

Insurance - 13.9%
     AFLAC, Inc. * ...............................      136,360         4,107
     Allstate Corp. ..............................      137,523         5,087
     Berkshire Hathaway, Inc. - Cl. B * ..........        3,447         8,352
     Platinum Underwriters Holdings * ............       34,160           900
     Willis Group Holdings, Ltd. * ...............       52,320         1,500
     XL Capital, Ltd. - Cl. A * ..................       30,140         2,329
                                                                   ----------
                                                                       22,275

Internet & Catalog Retail - 1.3%
     Amazon.com, Inc. * ..........................      107,450         2,030

Internet Software & Services - 1.5%
     Yahoo, Inc. * ...............................      148,910         2,435

Media - 17.9%
     AOL Time Warner, Inc. * .....................      229,651         3,008
     Cablevision Systems Corp. - Cl. A * .........      264,227         4,423
     Comcast Corp. - Cl. A .......................       78,506         1,774
     Cox Communications, Inc. - Cl. A * ..........       71,240         2,023
     EchoStar Communications Corp. - Cl. A * .....       45,090         1,004
     Liberty Media Corp. - Ser. A * ..............    1,178,734        10,538
     TMP Worldwide, Inc. * .......................      111,410         1,260
     USA Networks, Inc. * ........................      133,580         3,062
     Viacom, Inc. - Cl. B * ......................       37,595         1,532
                                                                   ----------
                                                                       28,624

Multiline Retail - 1.0%
     Dollar Tree Stores, Inc. * ..................       66,695         1,639

Oil & Gas - 4.0%
     Anadarko Petroleum Corp. * ..................       43,880         2,102
     BJ Services Co. * ...........................       59,160         1,911
     Murphy Oil Corp. ............................       54,320         2,328
                                                                   ----------
                                                                        6,341

Personal Products - 1.0%
     Avon Products, Inc. .........................       29,745         1,602

Pharmaceuticals - 9.9%
     Biovail Corp. * .............................       21,115           557
     Eli Lilly & Co. * ...........................       12,830           815
     Forest Laboratories, Inc. * .................       49,715         4,883
     Novartis - ADR ..............................       41,610         1,528
     Novartis AG .................................       26,560           969
     Pfizer, Inc. * ..............................      168,889         5,163
     Wyeth .......................................       51,894         1,941
                                                                   ----------
                                                                       15,856

Road & Rail - 1.2%
     Canadian National Railway Co. ...............       47,565         1,977

Semiconductor Equipment & Products - 0.9%
     Analog Devices, Inc. * ......................       18,055           431
     Applied Materials, Inc. * ...................       22,325           291

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MULTI CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Semiconductor Equipment & Products - Continued
     KLA-Tencor Corp. * ..........................        9,510    $      336
     Novellus Systems Inc. * .....................       10,645           299
                                                                   ----------
                                                                        1,357

Software - 4.5%
     Computer Associates International, Inc. * ...       94,185         1,272
     Electronic Arts, Inc. * .....................       26,410         1,314
     Intuit, Inc. * ..............................       22,010         1,033
     Microsoft Corp. * ...........................       62,090         3,210
     Synopsys, Inc. * ............................        9,260           427
                                                                   ----------
                                                                        7,256

Specialty Retail - 1.1%
     TJX Cos., Inc. * ............................       91,945         1,795

U.S. Government Agencies - 1.5%
     Federal National Mortgage Assoc. * ..........       36,904         2,374
                                                                   ----------
                               TOTAL COMMON STOCK-         96.4%      154,036

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
 SECURITIES - 6.3%
     State Street Navigator Securities
     Lending Portfolio ..........................    $ 10,176          10,176

SHORT-TERM INVESTMENTS - 4.1%

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................        6,593         6,593
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        106.8%      170,805
              Payables, less cash and receivables-         (6.8)%     (10,946)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  159,859
                                                     ==========    ==========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 2.2%
     Lockheed Martin Corp. .......................       29,000    $    1,675
     Raytheon Co. * ..............................       52,200         1,605
     Rockwell Collins, Inc. * ....................      100,900         2,347
                                                                   ----------
                                                                        5,627

Automobiles - 0.3%
     Ford Motor Co. ..............................       93,000           865

Banks - 7.0%
     Bank of America Corp. * .....................       39,600         2,755
     Bank One Corp. * ............................      106,200         3,882
     FleetBoston Financial Corp. .................      129,772         3,153
     JP Morgan Chase & Co. .......................       93,530         2,245
     Mellon Financial Corp. * ....................      107,600         2,809
     Mercantile Bankshares Corp. .................       35,900         1,385
     National City Corp. * .......................       51,300         1,402
     Northern Trust Corp. ........................       15,900           557
                                                                   ----------
                                                                       18,188

Beverages - 0.8%
     Brown-Forman Corp. - Cl.B * .................       33,700         2,203

Chemicals - 3.9%
     Dow Chemical Co. * ..........................       92,200         2,738
     E.I. du Pont de Nemours & Co. * .............       76,700         3,252
     Great Lakes Chemical Corp. ..................       58,400         1,395
     Hercules, Inc. * ............................       98,800           869
     International Flavors & Fragrances, Inc. * ..       54,100         1,899
                                                                   ----------
                                                                       10,153

Commercial Services & Supplies - 3.6%
     Dun & Bradstreet Corp. ......................       27,500           948
     Honeywell International, Inc. ...............      184,300         4,423
     R.R. Donnelley & Sons Co. * .................       51,800         1,128
     Waste Management, Inc. * ....................      121,190         2,778
                                                                   ----------
                                                                        9,277

Communications Equipment - 1.1%
     Cisco Systems, Inc. * .......................       87,800         1,150
     Lucent Technologies, Inc. * .................      224,200           282
     Motorola, Inc. ..............................      166,300         1,439
                                                                   ----------
                                                                        2,871

Computers & Peripherals - 1.2%
     Hewlett-Packard Co. * .......................      183,488         3,185

Diversified Financials - 3.2%
     American Express Co. * ......................       85,000         3,005
     Citigroup, Inc. * ...........................       60,166         2,117
     Moody's Corporation .........................       35,400         1,461
     Wells Fargo & Co. * .........................       36,500         1,711
                                                                   ----------
                                                                        8,294

Diversified Telecommunication Services - 7.1%
     Alltel Corp. * ..............................       61,100         3,116
     AT&T Corp. * ................................       63,420    $    1,656
     Qwest Communications International, Inc. ....      515,700         2,579
     SBC Communications, Inc. * ..................      129,455         3,510
     Sprint Corp. * ..............................      139,600         2,021
     Verizon Communications * ....................      145,116         5,623
                                                                   ----------
                                                                       18,505

Electric Utilities - 2.9%
     Constellation Energy Group * ................      105,200         2,927
     Exelon Corp. * ..............................       25,875         1,365
     Firstenergy Corp. * .........................       48,200         1,589
     TXU Corp. ...................................       95,600         1,786
                                                                   ----------
                                                                        7,667

Electric/Gas - 0.9%
     NiSource, Inc. * ............................      117,000         2,340

Electrical Equipment - 3.0%
     Cooper Industries, Ltd. - Cl. A * ...........       92,100         3,357
     Emerson Electric Co. ........................       29,400         1,495
     Hubbell, Inc. - Cl. B .......................       51,400         1,806
     Rockwell International Corp. * ..............       60,000         1,243
                                                                   ----------
                                                                        7,901

Energy Equipment & Services - 0.4%
     Baker Hughes, Inc. * ........................       28,800           927

Food Products - 3.0%
     Campbell Soup Co. * .........................       96,300         2,260
     General Mills, Inc. * .......................       48,100         2,258
     Hershey Foods Corp. * .......................       25,100         1,693
     Kellogg Co. * ...............................       28,500           977
     McCormick & Co., Inc. .......................       26,800           622
                                                                   ----------
                                                                        7,810

Gas Utilities - 0.3%
     E1 Paso Corp. ...............................       95,600           665

Health Care Equipment & Supplies - 1.0%
     Baxter International, Inc. ..................       39,700         1,112
     Becton, Dickinson & Co. * ...................       49,600         1,522
                                                                   ----------
                                                                        2,634

Hotels Restaurants & Leisure - 2.3%
     Hilton Hotels Corp. * .......................      131,300         1,669
     McDonald's Corp. * ..........................      130,600         2,100
     Starwood Hotels & Resorts Worldwide, Inc. * .       88,900         2,110
                                                                   ----------
                                                                        5,879

Household Durables - 1.3%
     Black & Decker Corp. * ......................       19,500           836
     Fortune Brands, Inc. * ......................       52,000         2,419
                                                                   ----------
                                                                        3,255

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Household Products - 1.7%
     Clorox Co. * ................................       47,100    $    1,943
     Kimberly-Clark Corp. * ......................       54,200         2,573
                                                                   ----------
                                                                        4,516

Industrial Conglomerates - 2.8%
     3M Co. ......................................       16,400         2,022
     General Electric Co. * ......................      173,700         4,229
     Tyco International, Ltd. * ..................       64,500         1,102
                                                                   ----------
                                                                        7,353

Insurance - 6.4%
     American International Group, Inc. * ........       37,246         2,155
     Aon Corp. * .................................       34,800           657
     Chubb Corp. * ...............................       42,700         2,229
     CIGNA Corp. * ...............................       52,000         2,138
     Lincoln National Corp. * ....................       40,500         1,279
     Prudential Financial, Inc. * ................       28,900           917
     Safeco Corp. * ..............................       95,200         3,301
     St. Paul Cos., Inc. .........................       50,752         1,728
     UnumProvident Corp. * .......................      124,400         2,182
                                                                   ----------
                                                                       16,586

Leisure Equipment & Products - 1.6%
     Eastman Kodak Co. * .........................       86,600         3,035
     Hasbro, Inc. * ..............................      107,300         1,239
                                                                   ----------
                                                                        4,274
Machinery - 1.1%
     Eaton Corp. * ...............................       15,700         1,226
     Pall Corp. * ................................      106,000         1,768
                                                                   ----------
                                                                        2,994

Media - 6.1%
     AOL Time Warner, Inc. * .....................      239,200         3,134
     Comcast Corp. - Cl.A ........................      102,581         2,418
     Dow Jones & Co., Inc. * .....................       73,800         3,190
     Knight-Ridder, Inc. * .......................       47,800         3,023
     Readers Digest Association, Inc.-Cl. A * ....       69,700         1,053
     The Walt Disney Co. * .......................      191,600         3,125
                                                                   ----------
                                                                       15,943

Multi-Utilities - 0.9%
     Duke Energy Co. .............................      113,600         2,220

Multiline Retail - 0.9%
     J.C. Penney Co., Inc. * .....................       24,000           552
     May Department Stores Co. * .................       76,250         1,752
                                                                   ----------
                                                                        2,304

Office Electronics - 0.2%
     Xerox Corp. * ...............................       56,800           457

Oil & Gas - 9.7%
     Amerada Hess Corp. * ........................       52,000         2,863
     BP Amoco plc - ADR ..........................       77,732         3,160
     ChevronTexaco Corp. * .......................       78,613    $    5,226
     Exxon Mobil Corp. * .........................      184,434         6,444
     Marathon Oil Corp. * ........................       49,100         1,045
     Royal Dutch Petroleum Co. * .................       85,900         3,781
     Unocal Corp. * ..............................       85,100         2,603
                                                                   ----------
                                                                       25,122

Paper & Forest Products - 1.7%
     International Paper Co. * ...................      107,870         3,772
     MeadWestvaco Corp. * ........................       21,500           532
                                                                   ----------
                                                                        4,304

Personal Products - 1.0%
     Gillette Co. ................................       82,500         2,505

Pharmaceuticals - 7.7%
     Abbott Laboratories * .......................       40,200         1,608
     Bristol-Myers Squibb Co. * ..................      172,000         3,982
     Merck & Co., Inc. * .........................      128,500         7,274
     Schering-Plough Corp. * .....................      168,400         3,739
     Wyeth .......................................       91,200         3,411
                                                                   ----------
                                                                       20,014

Real Estate Development - 0.1%
     Rouse Co. ...................................        5,300           168

Real Estate Investment Trust - 0.8%
     Simon Property Group, Inc. ..................       62,400         2,126

Road & Rail - 2.5%
     Norfolk Southern Corp. * ....................      113,600         2,271
     Union Pacific Corp. * .......................       69,500         4,161
                                                                   ----------
                                                                        6,432

Semiconductor Equipment & Products - 0.5%
     Agere Systems, Inc. - Cl. A * ...............      115,616           166
     Texas Instruments, Inc. * ...................       76,200         1,144
                                                                   ----------
                                                                        1,310

Software - 0.7%
     Microsoft Corp. * ...........................       35,800         1,851

Specialty Retail - 1.0%
     Home Depot, Inc. * ..........................       65,400         1,567
     Toys "R" Us, Inc. * .........................      115,700         1,157
                                                                   ----------
                                                                        2,724

Tobacco - 1.4%
     Philip Morris Cos., Inc. * ..................       35,400         1,435
     UST, Inc. * .................................       67,100         2,243
                                                                   ----------
                                                                        3,678

Trading Companies & Distributors - 0.6%
     Genuine Parts Co. * .........................       53,200         1,639

U.S. Government Agencies - 0.9%
     Federal National Mortgage Assoc. * ..........       37,000         2,380
                                                                   ----------
                               TOTAL COMMON STOCK-         95.8%      249,146

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

PREFERRED STOCK

Communications Equipment - 0.3%
     Lucent Technologies, Inc. - 144A (a) ........            0    $       66
     Lucent Technologies, Inc. ...................            1           690

Diversified Financials - 0.2%
     Ford Motor Co. Capital Trust II .............           14           592
                                                                   ----------
                            TOTAL PREFERRED STOCK-          0.5%        1,348
                                                                   ----------

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 1.9%
     State Street Navigator Securities
      Lending Portfolio ..........................   $    5,152         5,152

SHORT-TERM INVESTMENTS - 3.9%
     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................       10,033        10,033
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        102.1%      265,679
              Payables, less cash and receivables-         (2.1)%      (5,538)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  260,141
                                                     ==========    ==========

* Non-income producing security.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $66 or 0.01% of net assets of the Portfolio.
ADR - American Depository Receipt

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.4%
     Raytheon Co. * ..............................        1,300    $       40
     Rockwell Collins, Inc. * ....................        4,600           107
                                                                   ----------
                                                                          147

Air Freight & Couriers - 0.6%
     Airborne, Inc. ..............................        9,300           138
     Fedex Corp. .................................        1,800            97
                                                                   ----------
                                                                          235

Airlines - 0.3%
     AMR Corp. * .................................        4,700            31
     Delta Air Lines, Inc. * .....................        6,100            74
                                                                   ----------
                                                                          105

Auto Components - 1.6%
     Goodyear Tire & Rubber Co. * ................        6,300            43
     Johnson Controls, Inc. ......................        6,000           481
     Visteon Corp. * .............................       20,200           140
                                                                   ----------
                                                                          664

Automobiles - 1.6%
     General Motors Corp. * ......................       16,700           616
     General Motors Corp. Cl. H * ................        4,600            49
                                                                   ----------
                                                                          665

Banks - 13.3%
     Bank of America Corp. * .....................       21,110         1,469
     Bank One Corp. * ............................        7,000           256
     BB&T Corporation * ..........................        3,800           141
     Hudson City Bancorp, Inc. ...................        3,800            71
     JP Morgan Chase & Co. .......................       15,100           362
     M & T Bank Corp. * ..........................        1,500           119
     National City Corp. * .......................       15,200           415
     Regions Financial Corp. .....................       12,200           407
     South Trust Corp. * .........................       11,300           281
     Suntrust Banks, Inc. * ......................        8,300           472
     Union Planters Corp. * ......................       15,850           446
     US Bancorp * ................................        3,900            83
     Wachovia Corp. * ............................       24,900           907
                                                                   ----------
                                                                        5,429

Beverages - 0.1%
     Brown-Forman Corp. - Cl. B * ................          600            39

Biotechnology - 1.1%
     Amgen, Inc. * ...............................        1,000            48
     Charles River Laboratories * ................        3,600           139
     Chiron Corp. * ..............................        2,300            87
     Gilead Sciences, Inc. * .....................        4,000           136
     Invitrogen Corp. * ..........................        1,100            34
                                                                   ----------
                                                                          444

Chemicals - 1.1%
     A. Schulman, Inc. ...........................        2,800            52
     Dow Chemical Co. * ..........................        5,800           172
     E.I. du Pont de Nemours & Co. * .............        1,000    $       43
     Great Lakes Chemical Corp. ..................        4,300           103
     The Scotts Co. - Cl. A * ....................        1,700            83
                                                                   ----------
                                                                          453

Commercial Services & Supplies - 2.2%
     Avery Dennison Corp. * ......................        3,300           202
     Deluxe Corp. * ..............................        3,600           152
     Honeywell International, Inc. ...............        6,500           156
     Manpower, Inc.* .............................        3,400           108
     Republic Services, Inc. - Cl. A * ...........        9,700           203
     Waste Management, Inc. * ....................        3,000            69
                                                                   ----------
                                                                          890

Communications Equipment - 0.1%
     Motorola, Inc. ..............................        6,300            54

Computers & Peripherals - 3.3%
     Dell Computer Corp. * .......................       14,100           377
     Hewlett-Packard Co. * .......................       32,942           572
     International Business Machines Corp. .......        5,300           411
                                                                   ----------
                                                                        1,360

Construction Materials - 0.7%
     Carlisle Cos., Inc. .........................        3,100           128
     United States Steel Corp. * .................       10,800           142
                                                                   ----------
                                                                          270

Containers & Packaging - 0.7%
     Ball Corp. ..................................        3,600           184
     Ownes-Illinois, Inc. * ......................        7,900           115
                                                                   ----------
                                                                          299
Diversified Financials - 12.0%
     American Express Co. * ......................        7,300           258
     Bear Stearns Cos., Inc. * ...................        7,300           434
     Citigroup, Inc. * ...........................       47,500         1,672
     John Nuveen Co. - Cl. A .....................        3,800            96
     Lehman Brothers Holdings, Inc. ..............        7,300           389
     Merrill Lynch & Co., Inc. * .................       12,100           459
     Morgan Stanley, Dean Witter, Discover & Co. .        4,400           176
     Nationwide Financial Services - Cl. A .......       10,500           301
     The Dun & Bradstreet Corp. * ................        9,500           392
     Washington Mutual, Inc. * ...................        7,300           252
     Wells Fargo & Co. * .........................        9,500           445
                                                                   ----------
                                                                        4,874

Diversified Telecommunication Services - 7.2%
     Alltel Corp. * ..............................        5,800           296
     AT&T Corp. * ................................        7,620           199
     BCE, Inc. ...................................        3,000            54
     BellSouth Corp. * ...........................       16,500           427
     SBC Communications, Inc. * ..................       23,700           643
     Sprint Corp. * ..............................       24,600           356

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
     Verizon Communications * ....................       24,600    $      953
                                                                   ----------
                                                                        2,928

Electric Utilities - 4.5%
     Allegheny Energy, Inc. * ....................        6,300            48
     American Electric Power Co. * ...............       14,000           383
     Constellation Energy Group * ................        4,500           125
     Edison International * ......................       13,000           154
     Entergy Corp. * .............................        7,700           351
     Firstenergy Corp. * .........................          600            20
     PG & E Corp. * ..............................       14,400           200
     Progress Energy, Inc. * .....................       11,200           485
     TXU Corp. ...................................        2,700            50
                                                                   ----------
                                                                        1,816

Electrical Equipment - 0.7%
     American Power Conversion * .................        2,900            44
     Rockwell International Corp. * ..............        8,500           176
     Tecumseh Products Co. - Cl. A ...............          900            40
     United Technologies Corp. * .................          700            43
                                                                   ----------
                                                                          303

Electronic Equipment & Instruments - 1.6%
     Arrow Electronics, Inc. * ...................        8,600           110
     Avnet, Inc. .................................       13,600           147
     Ingram Micro, Inc. - Cl. A * ................       27,900           345
     Tech Data Corp. * ...........................        2,610            70
                                                                   ----------
                                                                          672

Energy Equipment & Services - 1.0%
     Transocean Sedco Forex, Inc. * ..............       17,200           399

Food & Drug Retailing - 1.1%
     CVS Corp. ...................................        2,000            50
     SuperValu, Inc. * ...........................        8,000           132
     Sysco Corp. * ...............................        8,800           262
                                                                   ----------
                                                                          444

Food Products - 2.0%
     Archer Daniels Midland Co. * ................       12,200           151
     Kraft Foods, Cl. - A ........................       12,300           479
     Tyson Foods, Inc. - Cl. A ...................       18,000           202
                                                                   ----------
                                                                          832

Health Care Equipment & Supplies - 0.5%
     Applera Corporation - Applied Biosystems
      Group ......................................        8,900           156
     Henry Schein, Inc. * ........................        1,000            45
                                                                   ----------
                                                                          201

Health Care Providers & Services - 2.7%
     Aetna US Healthcare, Inc. * .................        6,700           276
     Cardinal Health, Inc. * .....................        3,400           201
     Healthnet, Inc. * ...........................        4,000           106
     McKesson HBOC, Inc. .........................       14,200           384
     PacifiCare Health Systems, Inc. * ...........        1,900            53
     UnitedHealth Group, Inc. * ..................        1,200    $      100
                                                                   ----------
                                                                        1,120

Household Products - 3.0%
     Clorox Co. * ................................        9,500           392
     Procter & Gamble Co. * ......................        9,700           833
                                                                   ----------
                                                                        1,225

Industrial Conglomerates - 0.4%
     Aramark Corp. - Cl. B * .....................        6,200           146

Insurance - 6.0%
     Allstate Corp. ..............................        1,200            44
     American Financial Group, Inc. ..............        2,000            46
     American International Group, Inc. * ........        5,815           336
     American National Insurance Co. .............        1,100            90
     CNA Financial Corp. * .......................       12,400           317
     Loews Corp. * ...............................       10,200           454
     Metlife, Inc. * .............................       18,400           498
     Principal Financial Group. * ................        4,000           121
     Prudential Financial, Inc. * ................       11,400           362
     The MONY Group, Inc. ........................        1,400            34
     Travelers Property Casualty Corp. - Cl. B * .        9,628           141
                                                                   ----------
                                                                        2,443

Leisure Equipment & Products - 1.2%
     Eastman Kodak Co. * .........................        7,400           259
     Polaris Industries Inc. .....................        3,600           211
                                                                   ----------
                                                                          470

Machinery - 0.5%
     ITT Industries, Inc. * ......................        2,500           152
     Timken Co. ..................................        2,900            55
                                                                   ----------
                                                                          207

Media - 7.1%
     AOL Time Warner, Inc. * .....................       53,300           698
     Comcast Corp. - Cl. A .......................       20,663           487
     Cox Radio, Inc. - Cl. A * ...................        4,100            93
     Entravision Communications - Cl. A * ........        4,300            43
     Fox Entertainment Group, Inc. - Cl. A * .....       17,300           449
     Hearst-Argyle Television, Inc. * ............        6,000           145
     McClatchy Newspapers, Inc. - Cl. A ..........        3,300           187
     McGraw-Hill Cos., Inc. ......................        1,700           103
     Media General, Inc. - Cl. A .................        1,200            72
     Panamsat Corp. * ............................        5,700            83
     The Walt Disney Co. * .......................       13,000           212
     Viacom, Inc. - Cl. B * ......................        7,900           322
                                                                   ----------
                                                                        2,894

Multiline Retail - 1.6%
     Big Lots, Inc. * ............................        4,600            61
     Dillard's Inc. - Cl. A * ....................        4,100            65
     Saks, Inc. * ................................       15,700           184

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Multiline Retail - Continued
     Wal-Mart Stores, Inc. * .....................        7,000    $      354
                                                                   ----------
                                                                          664

Oil & Gas - 10.8%
     Chevron Texaco Corp. * ......................        4,535           302
     Conoco Phillips .............................        9,559           463
     Exxon Mobil Corp. * .........................       69,900         2,442
     Marathon Oil Corp. * ........................        4,100            87
     Occidental Petroleum Corp. * ................       17,800           506
     Oneok, Inc. .................................       13,800           265
     Valero Energy Corp. .........................        9,300           344
                                                                   ----------
                                                                        4,409

Paper & Forest Products - 0.1%
     International Paper Co. * ...................        1,200            42

Personal Products - 0.7%
     Colgate-Palmolive Co. .......................        5,600           294

Pharmaceuticals - 0.9%
     Johnson & Johnson * .........................          700            38
     Merck & Co., Inc. * .........................        5,800           328
                                                                   ----------
                                                                          366

Real Estate Investment Trust - 1.8%
     Avalonbay Communities, Inc. .................        1,000            39
     Equity Office Properties Trust * ............       16,200           405
     Mack-Cali Realty LP * .......................        2,000            61
     Prologis Trust ..............................        8,000           201
     Simon Property Group, Inc. ..................          600            20
                                                                   ----------
                                                                          726

Real Estate Operations - 0.3%
     AMB Property Corp. ..........................        3,900           107

Road & Rail - 0.7%
     Union Pacific Corp. * .......................        4,900           293

Software - 0.1%
     Imation Corp. * .............................        1,100            39

Specialty Retail - 2.6%
     AutoNation, Inc. * ..........................       20,100           252
     Limited, Inc. * .............................        8,100           113
     PetsMart, Inc.* .............................        5,700            98
     Sherwin-Williams Co. * ......................       10,700           302
     Staples, Inc. * .............................       16,500           302
                                                                   ----------
                                                                        1,067

Tobacco - 0.8%
     R.J. Reynolds Tobacco Holdings, Inc. ........        7,900           333

Trading Companies & Distributors - 0.2%
     W.W. Grainger, Inc. * .......................        1,500            77

Wireless Telecommunications Services - 0.5%
     AT&T Wireless Group * .......................       11,500            65
     United States Cellular Corp. * ..............        5,300    $      133
                                                                   ----------
                                                                          198
                                                                   ----------
                               TOTAL COMMON STOCK-         99.7%       40,643
              Cash and Receivables, less payables-          0.3%          122
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   40,765
                                                     ==========    ==========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 1.3%
     Boeing Co. * ................................        6,400    $      211
     Lockheed Martin Corp. .......................       16,400           947
     Northrop Grumman Corp. * ....................        3,800           369
                                                                   ----------
                                                                        1,527

Air Freight & Couriers - 0.6%
     Fedex Corp. .................................       13,500           732

Airlines - 0.1%
     Continental Airlines, Inc. - Cl. B * ........       22,300           162

Auto Components - 1.3%
     American Axle & Manufacturing
      Holdings, Inc. * ...........................       15,700           367
     Johnson Controls, Inc. ......................        4,400           353
     Lear Corp. * ................................       26,500           882
                                                                   ----------
                                                                        1,602

Banks - 12.4%
     Bank of America Corp. * .....................       42,700         2,971
     Bank of New York Co., Inc. * ................       15,000           359
     Bank One Corp. * ............................       33,100         1,210
     Commerce Bancshares, Inc. ...................        9,657           379
     Golden West Financial Corp. * ...............       29,600         2,126
     Hibernia Corp. - Cl. A ......................       33,800           651
     KeyCorp * ...................................       60,600         1,524
     PNC Bank Corp. * ............................       44,400         1,860
     UnionBanCal Corp. ...........................       54,200         2,128
     Wachovia Corp. * ............................       49,800         1,815
                                                                   ----------
                                                                       15,023

Beverages - 1.3%
     Constellation Brands, Inc. - Cl. A * ........       26,200           621
     PepsiCo, Inc. * .............................       22,700           959
                                                                   ----------
                                                                        1,580

Building Products - 1.1%
     Masco Corp. * ...............................       63,400         1,335

Chemicals - 2.8%
     Dow Chemical Co. * ..........................       33,100           983
     E.I. du Pont de Nemours & Co. * .............       29,900         1,268
     Monsanto Co. ................................        1,458            28
     Rohm & Haas Co. .............................       33,800         1,098
                                                                   ----------
                                                                        3,377

Commercial Services & Supplies - 1.4%
     Cendant Corp. ...............................       94,200           987
     Waste Management, Inc. * ....................       30,200           692
                                                                   ----------
                                                                        1,679

Communications Equipment - 0.4%
     Lucent Technologies, Inc. * .................      418,600           527

Computers & Peripherals - 3.6%
     EMC Corp. * .................................       53,200           327
     Hewlett-Packard Co. * .......................      116,857         2,029
     International Business Machines Corp. .......       25,400    $    1,968
                                                                   ----------
                                                                        4,324

Diversified Financials - 12.1%
     Capital One Financial Corp. .................       14,400           428
     Citigroup, Inc. * ...........................      169,566         5,967
     Household International, Inc. ...............       36,200         1,007
     Legg Mason, Inc. * ..........................        8,300           403
     Lehman Brothers Holdings, Inc. ..............        4,300           229
     Merrill Lynch & Co., Inc. * .................       89,300         3,389
     Morgan Stanley, Dean Witter, Discover & Co. .       42,600         1,700
     Wells Fargo & Co. * .........................       31,700         1,486
                                                                   ----------
                                                                       14,609

Diversified Telecommunications Services - 7.3%
     AT&T Corp. * ................................       30,700           802
     BellSouth Corp. * ...........................       59,700         1,544
     Citizens Communications Co. * ...............       28,700           303
     Qwest Communications International, Inc. ....      379,700         1,898
     SBC Communications, Inc. * ..................       93,795         2,543
     Verizon Communications * ....................       45,100         1,748
                                                                   ----------
                                                                        8,838

Electric Utilities - 6.5%
     Cinergy Corp. * .............................       35,500         1,197
     Exelon Corp. * ..............................       43,412         2,291
     Firstenergy Corp. * .........................       32,000         1,055
     FPL Group, Inc. .............................       32,700         1,966
     Pinnacle West Capital Corp. * ...............       23,000           784
     PPL Corp. ...................................       16,500           572
                                                                   ----------
                                                                        7,865

Electrical Equipment - 0.5%
     United Technologies Corp. * .................       10,400           644

Electronic Equipment & Instruments - 0.5%
     Thermo Electron Corp. * .....................       29,000           583

Energy Equipment & Services - 0.4%
     Halliburton Co. * ...........................       28,500           533

Food Products - 1.9%
     General Mills, Inc. * .......................       50,400         2,366

Health Care Equipment & Supplies - 0.2%
     Becton, Dickinson & Co. * ...................        9,400           288

Health Care Providers & Services - 1.1%
     HCA-The Healthcare Corp. * ..................        6,000           249
     McKesson HBOC, Inc. .........................       38,500         1,041
                                                                   ----------
                                                                        1,290

Hotels Restaurants & Leisure - 1.4%
     McDonald's Corp. * ..........................       59,500           957
     MGM Grand, Inc. .............................       21,100           695
                                                                   ----------
                                                                        1,652

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Household Products - 1.5%
     Kimberly-Clark Corp. * ......................        3,500    $      166
     Procter & Gamble Co. * ......................       18,700         1,607
                                                                   ----------
                                                                        1,773

Industrial Conglomerates - 0.7%
     Aramark Corp. - Cl. B * .....................       34,000           799

Insurance - 6.8%
     American International Group, Inc. * ........       35,950         2,080
     Marsh & McLennan Cos., Inc. * ...............       27,000         1,248
     MBIA, Inc. * ................................       56,250         2,467
     St. Paul Cos., Inc. .........................       44,400         1,512
     XL Capital, Ltd. - Cl.A* ....................       12,200           942
                                                                   ----------
                                                                        8,249

Leisure Equipment & Products - 0.6%
     Eastman Kodak Co. * .........................       14,600           512
     Mattel, Inc. * ..............................       12,600           241
                                                                   ----------
                                                                          753

Machinery - 1.8%
     Caterpillar, Inc. * .........................       16,000           731
     ITT Industries, Inc. * ......................       24,100         1,463
                                                                   ----------
                                                                        2,194

Media - 6.2%
     AOL Time Warner, Inc. * .....................       97,500         1,277
     Comcast Corp. - Cl. A .......................       49,657         1,170
     Comcast Corp. - Cl. A .......................       43,100           974
     E.W. Scripps Co. - Cl. A ....................        4,900           377
     Gannett Co., Inc. * .........................       13,900           998
     Lamar Advertising Co. * .....................        7,000           236
     Liberty Media Corp. - Ser. A * ..............      192,200         1,718
     USA Networks, Inc. * ........................       33,600           770
                                                                   ----------
                                                                        7,520

Metals & Mining - 0.9%
     Alcoa, Inc. * ...............................       45,700         1,041

Multiline Retail - 0.9%
     Dillard's Inc. - C.A * ......................       45,000           714
     Ross Stores, Inc. ...........................       10,100           428
                                                                   ----------
                                                                        1,142

Office Electronics - 0.2%
     Xerox Corp. * ...............................       33,500           270

Oil & Gas - 10.3%
     Amerada Hess Corp. * ........................        6,500           358
     Chevron Texaco Corp. * ......................       22,200         1,476
     Conoco Phillips .............................       19,685           952
     Exxon Mobil Corp. * .........................      115,100         4,022
     Royal Dutch Petroleum Co. * .................       59,100         2,602
     Sunoco, Inc. * ..............................       28,000           929
     Total Fina SA - ADR .........................       29,500         2,109
                                                                   ----------
                                                                       12,448

Paper & Forest Products - 1.7%
     Bowater, Inc. ...............................       35,100    $    1,473
     Weyerhaeuser Co. ............................       12,300           605
                                                                   ----------
                                                                        2,078

Personal Products - 0.4%
     Alberto-Culver Co. - Cl. B * ................        9,800           494

Pharmaceuticals - 3.3%
     Abbott Laboratories * .......................       21,500           860
     Eli Lilly & Co. * ...........................       22,900         1,454
     Schering-Plough Corp. * .....................       76,200         1,692
                                                                   ----------
                                                                        4,006

Real Estate Investment Trust - 2.2%
     General Growth Properties ...................       18,200           947
     Kimco Realty Corp. ..........................       34,050         1,043
     Public Storage, Inc. ........................       22,100           714
                                                                   ----------
                                                                        2,704

Road & Rail - 0.5%
     Canadian National Railway Co. ...............       15,200           632

Semiconductor Equipment & Products - 0.3%
     Agere Systems, Inc. - Cl. A * ...............       29,300            42
     National Semiconductor Corp. * ..............       17,700           266
                                                                   ----------
                                                                          308

Specialty Retail - 0.2%
     CarMax, Inc. ................................       13,369           239

Textiles & Apparel - 0.6%
     Nike, Inc. - Cl. B ..........................       15,100           671

Tobacco - 0.8%
     Philip Morris Cos., Inc. * ..................       23,300           944
                                                                   ----------
                               TOTAL COMMON STOCK-         98.1%      118,801

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                         Par         Market
                  Name of Issuer                        Value         Value
                                                       (000's)       (000's)

INVESTMENT COMPAINES HELD AS COLLATERAL ON
 LOANED SECURITIES - 2.5%
     State Street Navigator Securities
          Lending Portfolio ......................   $    3,002    $    3,002

SHORT-TERM INVESTMENTS

Investment in joint trading account
 (Note B) - 1.9%
     1.388% due 01/02/03 .........................        2,321         2,321

U.S. Treasury - Bills - 0.1%
     1.598% due 01/02/03 .........................           45            45
     1.618% due 01/09/03 .........................           35            35
     1.67% due 01/16/03 ..........................           45            45
                                                                   ----------
                     TOTAL SHORT-TERM INVESTMENTS-          2.0%       2,446
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        102.6%      124,249
              Payables, less cash and receivables-         (2.6)%      (3,147)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  121,102
                                                     ==========    ==========

* Non-income producing security.
ADR-American Depository Receipt.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS

Diversified Financials - 0.8%
     General Electric Capital Corp.- Disc.
      Notes
     1.44% due 03/10/17 ..........................   $    7,000    $    7,000

Finance - 2.1%
     HBOS Treasury Services plc - Disc. Notes
     1.37% due 03/05/03 ..........................       15,000        15,000
     Holmes Finance - Disc. Notes
     1.42% due 10/15/03 ..........................        4,000         4,000
                                                                   ----------
                                                                       19,000

U.S. Government Agencies - 21.9%
     Federal Farm Credit Bank - Disc. Notes
     1.54% due 01/23/03 ..........................       19,000        18,905
     Federal Home Loan Bank - Disc. Notes
     1.26% due 02/28/03 ..........................       25,000        24,949
     1.28% due 01/22/03 ..........................       20,000        19,985
     1.75% due 12/02/03 ..........................       10,000        10,000
     1.8% due 10/20/03 ...........................       10,000         9,854
     1.875% due 07/30/03 .........................        8,000         8,003
     5.125% due 01/06/03 .........................        2,500         2,560
     Federal Home Loan Mortgage Corp. - Disc.
      Notes
     1.87% due 04/24/03 ..........................       20,000        19,883
     Federal National Mortgage Assoc. - Disc.
      Notes
     1.28% due 02/18/03 ..........................       25,000        24,957
     1.545% due 11/14/03 .........................       10,000         9,864
     1.55% due 09/19/03 ..........................        4,000         3,955
     1.61% due 02/05/03 ..........................       48,440        48,372
                                                                   ----------
                                                                      201,287
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-         24.8%      227,287

COMMERCIAL PAPER

Auto Loan - 1.3%
     Toyota Motor Credit Corp.
     1.33% due 02/13/03 ..........................       11,859        11,840

Banks - 14.9%
     Abbey National
     1.32% due 03/18/03 ..........................       18,000        18,000
     Canadian Imperial Bank Commerce NY
     1.31% due 02/28/03 ..........................       20,000        20,000
     Danske Bank
     1.57% due 11/06/03 ..........................        9,000         9,000
     Dexia Bank
     1.32% due 03/10/03 ..........................       20,000        20,000
     State Street Bank & Trust Co.
     1.34% due 01/31/03 ..........................       25,000        25,000
     Svenska Handlsbanken
     1.77% due 01/07/03 ..........................       25,000        24,980
     Westdeutsche Landesbank
     1.76% due 09/23/03 ..........................       20,000    $   20,000
                                                                   ----------
                                                                      136,980

Beverages - 2.0%
     Coca Cola Enterprises, Inc.
     1.3% due 03/05/03 ...........................       18,000        17,959

Commercial Services & Supplies - 1.3%
     Archer Daniels Midland Co.
     1.71% due 02/11/03 ..........................       12,000        11,977

Diversified Financials - 8.8%
     Allstate Financial Global
     1.476% due 03/17/03 .........................       20,000        20,000
     Apreco, Inc.
     1.34% due 02/05/03 ..........................       18,000        17,977
     Ciesco LP
     1.52% due 01/06/03 ..........................       18,000        17,996
     General Electric Capital Corp.
     2.2% due 02/25/03 ...........................        5,000         4,983
     Goldman Sachs Group
     2.915% due 04/01/03 .........................       10,000         9,927
     Societe Generale New York
     1.31% due 02/10/03 ..........................       10,000        10,000
                                                                   ----------
                                                                       80,883

Finance - 30.1%
     Clipper Receivables Corp. - Disc. Notes
     1.25% due 01/02/03 ..........................       10,000        10,000
     1.34% due 01/17/03 ..........................        8,000         7,995
     Corporate Receivables Corp.
     1.6% due 01/06/03 ...........................       10,000         9,998
     Delaware Funding Corp.
     1.33% due 02/04/03 ..........................       18,000        17,977
     Eureka Securitization, Inc.
     1.34% due 02/21/03 ..........................       20,000        19,962
     Falcon Asset Securitization Corp.
     1.57% due 01/06/03 ..........................       18,000        17,996
     Galaxy Funding, Inc.
     1.35% due 01/23/03 ..........................       18,000        17,985
     GlaxoSmithKline Finance plc
     1.32% due 01/13/03 ..........................       20,000        19,991
     KFW International Finance, Inc.
     1.53% due 01/02/03 ..........................       18,000        17,999
     Montana Blanc Capital Corp.
     1.32% due 01/07/03 ..........................       18,000        17,996
     Park Avenue Reconstruction Corp.
     1.35% due 01/27/03 ..........................       18,000        17,982
     Preferred Receivables Funding
     1.54% due 01/09/03 ..........................        7,000         6,998

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)       (000's)
COMMERCIAL PAPER - Continued

Finance - Continued
     President & Fellows Harvard Co.
     1.26% due 01/09/03 ..........................   $   12,000    $   11,997
     1.29% due 01/15/03 ..........................       13,000        12,993
     Societe Generale
     1.33% due 02/05/03 ..........................       12,700        12,684
     Toronto Dominion
     2.57% due 05/09/03 ..........................       10,000        10,036
     UBS Finance, Inc.
     1.22% due 01/02/03 ..........................       10,178        10,178
     Variable Funding Capital
     1.35% due 01/17/03 ..........................       18,000        17,989
     Windmill Funding Corp.
     1.33% due 10/15/03 ..........................       18,000        17,969
                                                                   ----------
                                                                      276,725

Health Care Equipment & Supplies - 2.2%
     Pfizer, Inc.
     1.29% due 01/31/03 ..........................       20,000        19,979

Health Care Providers & Services - 1.1%
     Abbott Labs
     1.3% due 01/23/03 ...........................        9,850         9,842

Insurance - 7.6%
     Metlife, Inc.
     1.49% due 05/01/03 ..........................       20,000        20,000
     1.78% due 01/16/03 ..........................       12,000        11,991
     New York Life Capital Corp.
     1.76% due 01/24/03 ..........................       18,000        17,980
     Travelers Insurance Co.
     1.48% due 05/30/03 ..........................       20,000        20,000
                                                                   ----------
                                                                       69,971

Metals & Mining - 2.7%
     ALCOA, Inc.
     1.32% due 01/06/03 ..........................       25,000        24,995

Personal Products - 1.1%
     Colgate Palmolive Co.
     1.3% due 02/07/03 ...........................          376           375
     Gillette Co.
     1.67% due 02/07/03 ..........................       10,000         9,983
                                                                   ----------
                                                                       10,358
                                                                   ----------
                           TOTAL COMMERCIAL PAPER-         73.1%      671,509

JOINT REPURCHASE AGREEMENT - 2.0%

     Investment in joint repurchase agreement
      with BNP Paribas, 1.1% due 01/02/03
      (Secured by U.S. Treasury obligations)             18,754        18,754
                                                     ----------    ----------
                                TOTAL INVESTMENTS-         99.9%      917,550
              Cash and Receivables, less payables-          0.1%          566
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  918,116
                                                     ==========    ==========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Air Freight & Couriers - 1.2%
     EGL, Inc. * .................................      117,400    $    1,673

Airlines - 1.2%
     CNF Transportation, Inc. * ..................       50,300         1,672

Banks - 4.1%
     Banknorth Group, Inc. * .....................      127,600         2,884
     Sovereign Bancorp, Inc. * ...................      208,400         2,928
                                                                   ----------
                                                                        5,812

Beverages - 2.2%
     Constellation Brands, Inc. - Cl. A * ........      132,600         3,144

Biotechnology - 5.4%
     Cambrex Corp. * .............................      102,900         3,109
     Cephalon, Inc. * ............................        8,000           389
     CV Therapeutics, Inc. * .....................       21,000           383
     Gene Logic, Inc. * ..........................       56,000           352
     Genzyme Corp. * .............................       36,200         1,070
     Genzyme Corp. ...............................       90,000           229
     Human Genome Sciences, Inc. * ...............       55,000           485
     Incyte Pharmacuticals, Inc.   ...............       77,000           351
     Millennium Pharmaceuticals, Inc. * ..........       60,000           476
     Regeneron Pharmaceuticals * .................       17,500           324
     Ribapharm, Inc. .............................       72,000           472
                                                                   ----------
                                                                        7,640

Commercial Services & Supplies - 1.2%
     Catalina Marketing Corp. ....................       40,600           751
     The Bisys Group, Inc. * .....................       59,900           953
                                                                   ----------
                                                                        1,704

Communications Equipment - 3.4%
     Ciena Corp. * ...............................       80,000           411
     Comverse Technology, Inc. ...................      196,700         1,971
     Emulex Corp. * ..............................       19,000           352
     Tekelec, Inc. * .............................      192,400         2,011
                                                                   ----------
                                                                        4,745
Containers & Packaging - 2.6%
     Pactiv Corp. * ..............................      167,900         3,670

Diversified Financials - 3.3%
     Federated Investments, Inc. - Cl. B .........       25,300           642
     Investment Technology Group, Inc. * .........       40,400           903
     Legg Mason, Inc. * ..........................       63,000         3,058
                                                                   ----------
                                                                        4,603

Diversified Telecommunication Services - 0.5%
     Nextel Communications, Inc.- Cl. A * ........       60,000           693

Electric Utilities - 0.8%
     Pinnacle West Capital Corp. * ...............       33,600         1,145

Electronic Equipment & Instruments - 6.2%
     Asyst Technologies, Inc. * ..................       40,000           294
     Cypress Semiconductor Corp. * ...............       86,000    $      492
     Jabil Circuit, Inc. * .......................       89,400         1,602
     Sanmina Corp. * .............................      456,400         2,049
     Symbol Technologies, Inc. * .................      227,650         1,871
     Waters Corp. * ..............................      108,600         2,366
                                                                   ----------
                                                                        8,674

Health Care Equipemnt & Supplies - 5.9%
     Celgene Corp. * .............................       19,900           408
     Edwards Lifesciencs Corp. * .................      139,600         3,556
     Henry Schein, Inc. * ........................       79,100         3,559
     Vertex Pharmaceuticals, Inc. * ..............       49,000           777
                                                                   ----------
                                                                        8,300

Health Care  Providers & Services - 11.6%
     Albany Molecular Research, Inc. * ...........      195,900         2,898
     Anthem, Inc. * ..............................       26,000         1,635
     Caremark Rx, Inc. * .........................      146,700         2,384
     Healthnet, Inc. * ...........................       73,000         1,927
     Laboratory Corporation of America Holdings *        67,500         1,569
     Pharmaceutical Product Development, Inc. * ..       72,900         2,134
     Triad Hospitals, Inc. * .....................      126,600         3,776
                                                                   ----------
                                                                       16,323

Hotels Restaurants & Leisure - 2.0%
     CEC Entertainment, Inc. * ...................       42,400         1,302
     Darden Restaurants, Inc. * ..................       76,950         1,573
                                                                   ----------
                                                                        2,875

Household Durables - 5.1%
     D.R. Horton, Inc. * .........................      177,000         3,071
     FreeMarkets, Inc. * .........................       42,000           270
     Mohawk Industries, Inc. * ...................       36,500         2,079
     Yankee Candle, Inc. * .......................      106,600         1,706
                                                                   ----------
                                                                        7,126

Insurance - 3.2%
     Arthur J. Gallagher & Co. ...................      103,500         3,041
     Providian Financial Corp. * .................      236,200         1,533
                                                                   ----------
                                                                        4,574

Internet Software & Services - 0.6%
     VeriSign, Inc. * ............................      102,500           822

IT Consulting & Services - 0.2%
     Trizetto Group, Inc. ........................       50,000           307

Leisure Equipment & Products - 1.6%
     Polaris Industries Inc. .....................       39,000         2,285

Machinery - 0.7%
     SPX Corp. * .................................       24,600           921

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Media - 0.5%
     Cox Radio, Inc. - Cl. A * ...................       30,000    $      684

Oil & Gas - 3.9%
     Chesapeake Energy Corp. .....................      238,800         1,848
     Swift Energy Co. * ..........................      222,900         2,156
     Tidewater, Inc. * ...........................       49,000         1,524
                                                                   ----------
                                                                        5,528

Pharmaceuticals - 3.3%
     Abgenix, Inc. * .............................       65,500           483
     NPS Pharmaceuticals, Inc. * .................       21,000           528
     OSI Pharmaceuticals, Inc. * .................       14,000           230
     Watson Pharmaceuticals, Inc. * ..............      121,700         3,440
                                                                   ----------
                                                                        4,681

Road & Rail - 1.3%
     Werner Enterprises, Inc. * ..................       87,733         1,889

Semiconductor Equipment & Products - 5.9%
     Cabot Microelectronics Corp. ................       44,000         2,077
     Exar Corp. * ................................       40,000           496
     Fairchild Semiconductor Corp. - Cl. A * .....      233,000         2,496
     Lattice Semiconductor Corp. * ...............      128,400         1,126
     Novellus Systems, Inc. * ....................       38,000         1,067
     RF Micro Devices, Inc. * ....................       30,000           220
     Teradyne, Inc. * ............................       36,000           468
     Varian Semiconductor Equipment Associates,
      Inc. .......................................       15,500           368
                                                                   ----------
                                                                        8,318

Software - 6.4%
     Agile Software Corp. ........................       43,700           338
     Cadence Design Systems, Inc. * ..............      256,100         3,019
     Manhattan Associates, Inc. * ................      100,900         2,387
     Mercury Interactive Corp. * .................       21,000           623
     Siebel Systems, Inc. * ......................       60,000           449
     Synopsys, Inc. * ............................        6,300           291
     Verity, Inc. * ..............................      146,100         1,957
                                                                   ----------
                                                                        9,064

Specialty Retail - 8.4%
     Chicos Fas, Inc. * ..........................      145,600         2,753
     Linens 'n Things, Inc. ......................       79,900         1,806
     Michaels Stores, Inc. * .....................       91,300         2,858
     O'Reilly Automotive, Inc. * .................      113,700         2,876
     Too, Inc. * .................................       62,900         1,479
                                                                   ----------
                                                                       11,772

Textiles & Apparel - 4.1%
     Columbia Sportswear Co. * ...................       53,000         2,354
     Liz Claiborne, Inc. * .......................      116,200         3,446
                                                                   ----------
                                                                        5,800

Trading Companies & Distributors - 1.4%
     Fastenal Co. * ..............................       53,600    $    2,004
                                                                   ----------
                               TOTAL COMMON STOCK-         98.2%      138,448

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
 SECURITIES - 11.3%
     State Street Navigator Securities
      Lending Portfolio ..........................   $   15,946        15,946

SHORT-TERM INVESTMENTS - 1.5%

     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................        2,115         2,115
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        111.0%      156,509
              Cash and Receivables, less payables-        (11.0)%     (15,551)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  140,958
                                                     ==========    ==========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.7%
     Boeing Cap. Corp. - Sr. Notes
     7.1% due 09/27/05 ...........................   $      500    $      542
     Lockheed Martin Corp.
     8.2% due 12/01/09 ...........................          200           247
     Northrop-Grumman Corp. - Debs.
     7.75% due 03/01/16 ..........................           75            91
     Raytheon Co. - Notes
     6.75% due 08/15/07 ..........................          200           222
     United Technologies Corp. - Debs.
     8.875% due 11/15/19 .........................           50            67
     United Technology Corp.
     6.625% due 11/15/04 .........................          200           216
                                                                   ----------
                                                                        1,385

Airlines - 0.0%
     Union Pacific Corp. - Debs.
     6.625% due 02/01/29 .........................           85            93

Auto Components - 0.2%
     TRW, Inc.
     7.125% due 06/01/09 .........................          150           168
     Visteon Corp.
     7.95% due 08/01/05 ..........................          250           265
                                                                   ----------
                                                                          433

Auto Loan - 1.9%
     Aristar, Inc. - Sr. Notes
     6.5% due 11/15/03 ...........................          200           208
     Ford Motor Credit Co.
     6.125% due 01/09/06 .........................          800           796
     Ford Motor Credit Co. - Bonds
     7.375% due 02/01/11 .........................          250           243
     General Motors Acceptance Corp.
     5.85% due 01/14/09 ..........................          500           481
     General Motors Acceptance Corp. - Notes
     6.125% due 09/15/06 .........................          400           407
     GMAC Commercial Mortgaged Securities,
      Inc. - CTF - Ser. 1998-Cl Cl. A2
     6.7% due 05/15/30 ...........................          900           985
     Household Finance Corp. - Notes
     8.0% due 07/15/10 ...........................          350           396
     Household Finance Corp. - Sr. Unsub. Notes
     5.875% due 02/01/09 .........................          280           287
     Toyota Motor Credit Corp. - Notes
     5.5% due 12/15/08 ...........................           60            65
                                                                   ----------
                                                                        3,868

Automobiles - 1.1%
     Daimler Chrysler Auto Trust - Notes
     6.7% due 03/08/06 ...........................          400           425
     DaimlerChrysler NA Holding Co.
     7.2% due 09/01/09 ...........................          650           723
     Delphi Automotive Systems Corp. - Debs.
     7.125% due 05/01/29 .........................           50            48
     Delphi Automotive Systems Corp. - Notes
     6.5% due 05/01/09 ...........................   $      200    $      206
     Ford Motor Co. - Bonds
     6.625% due 02/15/28 .........................          350           280
     General Motors Corp. - Sr. Notes
     7.2% due 01/15/11 ...........................          500           502
                                                                   ----------
                                                                        2,184

Bank - 4.4%
     African Development Bank - Sub. Notes
     6.875% due 10/15/15 .........................           35            41
     Asian Development Bank - Bonds
     5.5% due 04/23/04 ...........................          270           283
     Bank of America Corp. - Sub. Notes
     7.8% due 02/15/10 ...........................          350           416
     Bank One Corp.
     7.875% due 08/01/06 .........................          300           360
     Bank One Corp. - Notes
     6.875% due 08/01/10 .........................        1,000         1,124
     Bank One Corp. - Sr. Notes
     5.625% due 02/17/04 .........................          150           156
     BankAmercia Corp. - Sub. Notes
     6.5% due 03/15/06 ...........................          150           166
     Chase Manhattan Corp. - Sub. Notes
     7.125% due 02/01/07 .........................          225           251
     Credit Suisse First Boston, Inc. - Notes
     5.875% due 08/01/06 .........................          500           536
     Fleet Boston Corp. - Sub. Notes
     7.375% due 12/01/09 .........................          100           114
     Fleet Financial Group, Inc. - Sub. Debs.
     6.7% due 07/15/28 ...........................           75            78
     HSBC Holdings plc
     7.5% due 07/15/09 ...........................          150           178
     InterAmerican Development Bank - Debs.
     8.5% due 03/15/11 ...........................          200           258
     Intermediate American Development Bank -
      Bonds
     6.125% due 03/08/06 .........................        1,300         1,448
     International Bank of Reconstruction &
      Development - Notes
     5.0% due 03/28/06 ...........................          750           810
     JP Morgan Chase & Co. - Notes
     5.25% due 05/30/07 ..........................        1,000         1,057
     Korea Development Bank - Bonds
     7.375% due 09/17/04 .........................          120           130
     National City Bank of Pennsylvania - Sub.
      Notes
     7.25% due 10/21/11 ..........................           50            58
     NationsBank Corp. - Sub. Notes
     7.75% due 08/15/15 ..........................          400           492
     Royal Bank of Scotland plc - Sub. Notes
     6.4% due 04/01/09 ...........................          150           166

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par          Market
                  Name of Issuer                        Value         Value
                                                       (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

Banks - Continued
     United Bank National Assoc. of Minneapolis
     6.375% due 08/01/11 .........................   $      325    $      365
     Wachovia Corp. - Notes
     4.95% due 11/01/06 ..........................          500           534
     Wachovia Corp. - Sub. Notes
     5.625% due 12/15/08 .........................           75            80
                                                                   ----------
                                                                        9,101

Beverages - 0.6%
     Anheuser Busch Cos., Inc.
     9.0% due 12/01/09 ...........................          470           608
     Coca-Cola Enterprises, Inc. - Debs.
     8.5% due 02/01/22 ...........................          100           129
     Fortune Brands, Inc. - Debs.
     7.875% due 01/15/23 .........................          100           119
     Kellogg Co. - Debs. - Ser. B
     7.45% due 04/01/31 ..........................          100           122
     Pepsi Bottling Group, Inc. - Sr. Notes -
      Ser. B
     7.0% due 03/01/29 ...........................          100           116
                                                                   ----------
                                                                        1,094

Chemicals - 0.2%
     E.I. Du Pont De Nemours
     6.5% due 01/15/28 ...........................          150           168
     Eastman Chemical - Debs.
     7.6% due 02/01/27 ...........................           50            57
     Morton International, Inc. - Debs.
     9.25% due 06/01/20 ..........................           40            51
     Rohm & Haas Co. - Notes
     7.4% due 07/15/09 ...........................           80            92
                                                                   ----------
                                                                          368

Commercial Services & Suppliers - 0.3%
     Electronic Data Systems Corp.
     7.125% due 10/15/09 .........................          100           103
     First Data Corp. - Sr. Notes
     5.625% due 11/01/11 .........................          400           423
     Honeywell International, Inc. - Notes
     7.5% due 03/01/10 ...........................           75            88
     John Deere Capital Corp. - Notes
     6.0% due 02/15/09 ...........................           60            65
                                                                   ----------
                                                                          679

Communications Equipment - 0.4%
     Deutsche Telekom International Finance
     8.5% due 06/15/30 ...........................          300           347
     GTE Corp. - Debs.
     6.94% due 04/15/28 ..........................          100           105
     Motorola, Inc. - Notes
     6.75% due 02/01/06 ..........................          300           310
                                                                   ----------
                                                                          762

Computers & Peripherals - 0.5%
     Hewlett - Packard Co. - Notes
     7.15% due 06/15/05 ..........................   $      200    $      220
     International Business Machines Corp. -
      Debs.
     7.0% due 10/30/25 ...........................          100           113
     International Business Machines Corp. -
      Notes
     4.25% due 09/15/09 ..........................          600           613
                                                                   ----------
                                                                          946

Credit Card - 1.0%
     CitiFinancial Credit Co. - Notes
     5.9% due 09/01/03 ...........................          150           154
     MBNA Credit Card Master Note Trust - Ser.
      2002-1 Notes Cl. A
     4.95% due 06/15/09 ..........................        1,000         1,077
     MBNA Master Credit Card Trust II - Notes
     6.5% due 04/15/10 ...........................          400           446
     Standard Credit Card Master Trust
     8.25% due 01/07/07 ..........................          400           447
                                                                   ----------
                                                                        2,124

Diversified Financials - 5.6%
     Associates Corp. of North America
     5.5% due 02/15/04 ...........................          675           704
     Chase Commercial Mortgage Securities Corp.
      - Ser. 200-2 CTF Cl. A2
     7.631% due 07/15/32 .........................          300           357
     Citicorp Capital II
     8.015% due 02/15/27 .........................          100           112
     Citigroup, Inc.
     7.25% due 10/01/10 ..........................          400           464
     Citigroup, Inc. - Notes
     6.625% due 01/15/28 .........................          100           109
     Devon Financing Corp. United LC - Notes
     6.875% due 09/30/11 .........................          400           446
     General Electric Capital Corp.
     6.0% due 06/15/12 ...........................          550           594
     6.125% due 02/22/11 .........................          150           162
     7.5% due 06/05/03 ...........................          700           718
     Goldman Sachs Group, Inc. - Notes
     7.35% due 10/01/09 ..........................          500           573
     Hartford Financial Services Group, Inc. - Sr.
      Notes
     7.75% due 06/15/05 ..........................          150           166
     KFW International Finance, Inc. - Sr. Notes
     5.25% due 06/28/06 ..........................          300           327
     Lehman Brothers Holdings, Inc. - Notes
     6.25% due 05/15/06 ..........................          500           547
     Merrill Lynch & Co., Inc. - Notes
     8.0% due 06/01/07 ...........................          200           233
     Morgan Stanley Capital, Inc. - CTF 1998-
      WFI Cl. A1
     6.25% due 03/15/30 ..........................          798           849

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
     Morgan Stanley Capital, Inc. - Pass Thru
      Certs. - Ser. 1999-RMI
     6.37% due 12/15/31 ..........................   $    1,021    $    1,111
     Morgan Stanley Group, Inc.
     6.1% due 04/15/06 ...........................        1,065         1,160
     6.75% due 04/15/11 ..........................          250           278
     Newcourt Credit Group, Inc. - Ser. B
     6.875% due 02/16/05 .........................          100           105
     Salomon Brothers Mortgage Securities Inc. -
      Pass Thru Certs - Ser. 2000-Cl Cl. A2
     7.52% due 12/18/09 ..........................          300           354
     Sumitomo Bank International Finance NV -
      Notes
     8.5% due 06/15/09 ...........................          100           116
     Washington Mutual Capital I
     8.375% due 06/01/27 .........................           60            66
     Washington Mutual Finance Corp. - Sr. Notes
     6.25% due 05/15/06 ..........................          300           325
     Wells Fargo & Co. - Notes
     6.625% due 07/15/04 .........................          175           187
     Wells Fargo & Co. - Sub. Notes
     6.875% due 04/01/06 .........................        1,100         1,233
     Wells Fargo Financial, Inc. - Sr. Notes
     4.875% due 06/12/07 .........................          350           372
                                                                   ----------
                                                                       11,668

Diversified Telecommunication Services - 1.2%
     AT&T Corp. - Notes
     6.5% due 03/15/13 ...........................          340           341
     Bell Canada
     7.75% due 04/01/06 ..........................          125           137
     Bellsouth Corp. - Notes
     6.875% due 10/15/31 .........................          350           392
     Bellsouth Telecommunications, Inc. - Debs.
     7.0% due 10/01/25 ...........................          100           113
     British Telecommunication plc - Notes
     8.375% due 12/15/10 .........................          200           240
     France Telecom SA - Notes
     8.7% due 03/01/06 ...........................          350           383
     Sprint Capital Corp.
     6.875% due 11/15/28 .........................          150           121
     7.625% due 01/30/11 .........................          300           285
     Telefonica Europe BV - Notes
     8.25% due 09/15/30 ..........................          100           123
     Verizon Global Funding Corp. - Notes
     7.25% due 12/01/10 ..........................          230           262
     Vodafone Group plc
     7.75% due 02/15/10 ..........................          100           118
                                                                   ----------
                                                                        2,515

Electric Utilities - 0.2%
     CalEnergy Co., Inc. - Bonds
     8.48% due 09/15/28 ..........................           60            71
     Cincinnati Gas & Electric Co. - Debs
     5.7% due 09/15/12 ...........................   $      300    $      307
     FirstEnergy Corp.  - Notes - Ser. C
     7.375% due 11/15/31 .........................           70            68
                                                                   ----------
                                                                          446

Electric/Gas - 0.4%
     Dominion Resources, Inc.
     8.125% due 06/15/10 .........................          200           233
     Niagara Mohawk Power Corp.
     7.75% due 10/01/08 ..........................          200           231
     Ontario Hydro
     6.1% due 01/30/08 ...........................          100           112
     Tennessee Valley Authority
     6.75% due 11/01/25 ..........................          100           117
     Virginia Electric Power Co.
     7.625% due 07/01/07 .........................          150           174
                                                                   ----------
                                                                          867

Finance - 0.9%
     Ameritech Capital Fund Corp.
     6.875% due 10/15/27 .........................           60            67
     Anardarko Finance Co. - Sr. Notes
     6.75% due 05/01/11 ..........................          200           226
     Bear Stearns Co., Inc.
     7.625% due 02/01/05 .........................          250           276
     Countrywide Funding Corp.
     5.5% due 02/01/07 ...........................          200           212
     Financing Corp.
     8.6% due 09/26/19 ...........................          150           207
     Massachusetts Special Purpose Trust - Ser.
      BEC-1 Cl. A5
     7.03% due 03/15/12 ..........................          150           176
     National Rural Utilities Cooperative
      Finance - Notes
     5.75% due 08/28/09 ..........................          700           747
                                                                   ----------
                                                                        1,911

Food & Drug Retailing - 0.7%
     Albertson's, Inc. - Notes
     6.625% due 06/01/28 .........................           50            50
     Albertson's, Inc. - Sr. Notes
     7.5% due 02/15/11 ...........................          345           397
     Safeway, Inc.
     7.25% due 09/15/04 ..........................          150           161
     Safeway, Inc. - Notes
     5.8% due 08/15/12 ...........................          150           157
     The Kroger Co.
     8.05% due 02/01/10 ..........................          500           588
     SuperValu, Inc. - Notes
     7.625% due 09/15/04 .........................          150           157
                                                                   ----------
                                                                        1,510

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Food Products - 0.5%
     Conagra Foods, Inc. - Notes
     7.875% due 09/15/10 .........................   $      250    $      302
     Conagra, Inc. - Debs.
     9.75% due 03/01/21 ..........................           75           106
     General Mills, Inc. - Notes
     6.0% due 02/15/12 ...........................          250           272
     Kraft Foods, Inc. - Notes
     4.625% due 11/01/06 .........................          300           315
     Sara Lee Corp. - Notes
     6.25% due 09/15/11 ..........................          100           112
                                                                   ----------
                                                                        1,107

Foreign Governmental - 2.4%
     Government of Canada
     5.25% due 11/05/08 ..........................          125           138
     Government of New Zealand - Debs.
     8.75% due 12/15/06 ..........................          120           144
     Hydro-Quebec
     8.4% due 01/15/22 ...........................          100           132
     Kingdom of Sweden - Debs.
     12.0% due 02/01/10 ..........................           75           107
     Malaysia - Bonds
     8.75% due 06/01/09 ..........................           50            61
     Manitoba Province Canada - Ser. BU
     9.625% due 12/01/18 .........................          300           452
     Province of Newfoundland - Debs.
     9.0% due 10/15/21 ...........................           60            85
     Province of Ontario - Bonds
     6.0% due 02/21/06 ...........................          300           329
     Province of Quebec - Debs.
     7.5% due 07/15/23 ...........................          100           122
     Republic of Greece - Notes
     6.95% due 03/04/08 ..........................          405           468
     Republic of Italy - Debs.
     6.875% due 04/15/03 .........................          460           549
     Republic of Korea - Unsub.
     8.875% due 04/15/08 .........................          600           745
     Republic of Korea - Unsub. Notes
     8.75% due 04/15/03 ..........................           85            87
     Spain Kingdom
     7.0% due 07/19/05 ...........................          250           279
     United Mexican States - Notes
     9.875% due 02/01/10 .........................          970         1,191
                                                                   ----------
                                                                        4,889

Gas Utilities - 0.1%
     Keyspan Corp.
     7.25% due 11/15/05 ..........................          100           112

Health Care Equipment & Supplies - 0.3%
     Abbott Laboratories - Notes
     5.625% due 07/01/06 .........................          250           273
     Bristol Myers Squibb Co. - Notes
     5.75% due 10/01/11 ..........................          300           320
     Eli Lilly & Co. - Notes
     7.125% due 06/01/25 .........................           80    $       94
                                                                   ----------
                                                                          687

Home Equity Loan - 0.1%
     Countrywide Home Loan Corp.
     6.25% due 04/15/09 ..........................          250           272

Hotels Restaurants & Leisure - 0.0%
     McDonald's Corp. - Sub. Debs.
     7.31% due 09/15/27 ..........................           60            67

Insurance - 0.2%
     Aetna Inc.
     7.625% due 08/15/26 .........................          100           116
     Allstate Corp.
     7.2% due 12/01/09 ...........................          150           174
     Hartford Life, Inc. - Debs.
     7.65% due 06/15/27 ..........................           50            57
     Torchmark, Inc. - Debs.
     8.25% due 08/15/09 ..........................          100           116
     Travelers Property Casualty Corp. - Sr. Notes
     7.75% due 04/15/26 ..........................           50            55
                                                                   ----------
                                                                          518

Machinery - 0.0%
     Caterpillar, Inc.- Debs.
     8.0% due 02/15/23 ...........................           50            62

Media - 1.7%
     Comcast Cable Communications - Notes
     8.875% due 05/01/17 .........................           75            88
     News America Holdings, Inc.
     8.5% due 02/15/05 ...........................          825           892
     News America Holdings, Inc. - Debs.
     7.7% due 10/30/25 ...........................          100           103
     TCI Communications, Inc. - Sr. Notes
     7.125% due 02/15/28 .........................           70            65
     The Walt Disney Co. - Sr. Notes
     6.75% due 03/30/06 ..........................        1,000         1,092
     Time Warner Entertainment, Inc. - Sr. Notes
     8.375% due 07/15/33 .........................          200           227
     Time Warner, Inc. - Notes
     7.75% due 06/15/05 ..........................          600           639
     Viacom, Inc.
     7.875% due 07/30/30 .........................           50            62
     Viacom, Inc. - Sr. Notes
     7.75% due 06/01/05 ..........................          350           392
                                                                   ----------
                                                                        3,560

Metals & Mining - 0.2%
     ALCOA, Inc. - Notes
     7.375% due 08/01/10 .........................          200           237
     Noranda, Inc. - Debs.
     7.0% due 07/15/05 ...........................          200           206
                                                                   ----------
                                                                          443

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

Multi-Utilities - 0.1%
     Alabama Power Co. - Sr. Notes
     5.5% due 10/15/17 ...........................   $      100    $      104
     Duke Energy Co.
     6.75% due 08/01/25 ..........................          100            99
     United Utilities plc - Notes
     6.875% due 08/15/28 .........................          100            96
                                                                   ----------
                                                                          299

Multiline Retail - 0.6%
     Dayton Hudson Corp. - Debs.
     6.75% due 01/01/28 ..........................           25            28
     Federated Department Stores, Inc.
     6.625% due 04/01/11 .........................          200           218
     May Department Stores Co. - Notes
     7.625% due 08/15/13 .........................          300           348
     Sears Roebuck Acceptance Corp. - Debs.
     6.875% due 10/15/17 .........................          230           205
     Target Corp. - Notes
     7.5% due 08/15/10 ...........................          100           119
     Wal Mart Stores, Inc.
     7.55% due 02/15/30 ..........................          230           291
     Wal-Mart Stores, Inc. - Debs.
     6.75% due 10/15/23 ..........................          100           114
                                                                   ----------
                                                                        1,323

Oil & Gas - 0.9%
     Burlington Resources, Inc. - Debs.
     9.125% due 10/01/21 .........................           90           120
     Chevron Texaco Capital Co. - Notes
     3.5% due 09/17/07 ...........................          600           611
     Conoco, Inc. - Sr. Notes
     6.95% due 04/15/29 ..........................          390           442
     Norsk Hydro A/S
     7.25% due 09/23/27 ..........................           75            87
     Occidental Petroleum Corp. - Debs.
     7.2% due 04/01/28 ...........................           40            45
     Philips Petroleum Co. - Debs.
     6.65% due 07/15/18 ..........................           50            55
     Sempra Energy - Sr. Notes
     6.8% due 07/01/04 ...........................          100           104
     Tosco Corp. - Debs.
     7.8% due 01/01/27 ...........................          100           122
     Tosco Corp. - Notes
     7.625% due 05/15/06 .........................          115           130
     Trans-Canada Pipelines
     7.7% due 06/15/29 ...........................          100           116
     Union Oil Co. of California
     7.5% due 02/15/29 ...........................           60            68
                                                                   ----------
                                                                        1,900

Other Mortgage - 0.6%
     LB Commercial Conduit Mortgage Trust -
      Ser. 1999-C2 Pass Thru Cert. Cl. A2
     7.325% due 09/15/09                                    400           469
     LU UBS Commercial Mortgage Trust - Ser.
      2000-C5 Pass Thru Cert. Cl. A1
     6.41% due 01/15/10 ..........................   $      633    $      695
                                                                   ----------
                                                                        1,164

Paper & Forest Products - 0.5%
     Champion International Corp. - Debs.
     7.35% due 11/01/25 ..........................           50            55
     International Paper Co. - Notes
     6.75% due 09/01/11 ..........................          250           278
     Westvaco Corp. - Notes
     7.1% due 11/15/09 ...........................           35            38
     Weyerhaeuser Co.
     7.125% due 07/15/23 .........................          130           139
     Weyerhaeuser Co. - Notes
     6.125% due 03/15/07 .........................          450           482
                                                                   ----------
                                                                          992

Personal Products - 0.4%
     Gillette Co. - Notes
     4.0% due 06/30/05 ...........................          500           524
     Procter & Gamble Co. - Debs.
     6.45% due 01/15/26 ..........................          100           111
     Unilever Capital
     7.125% due 11/01/10 .........................          200           236
                                                                   ----------
                                                                          871

Real Estate Investment Trust - 0.2%
     EOP Operating LP - Notes
     6.8% due 01/15/09 ...........................          150           163
     EOP Operating, Ltd. Partnership - Notes
     7.0% due 07/15/11 ...........................          250           272
     Spieker Properties, Inc. - Debs.
     7.5% due 10/01/27 ...........................           40            41
                                                                   ----------
                                                                          476

Road & Rail - 0.8%
     Burlington Northern Railroad Company
     6.125% due 03/15/09 .........................          150           167
     Canadian National Railway Co. - Notes
     6.375% due 10/15/11 .........................          300           334
     CSX Corp. - Debs.
     7.45% due 05/01/07 ..........................          125           144
     Norfolk Southern Corp. - Notes
     7.35% due 05/15/07 ..........................          855           982
                                                                   ----------
                                                                        1,627

Telephone - 0.2%
     Alltel Corp. - Sr. Notes
     7.6% due 04/01/09 ...........................          100           116
     New York Telephone Co. - Debs.
     7.25% due 02/15/24 ..........................          100           103

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND
                                                         Par         Market
                      Name of Issuer                    Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

Telephone - Continued
     South Carolina Electric & Gas
     7.5% due 06/15/23 ...........................   $      100    $      105
                                                                   ----------
                                                                          324

Tobacco - 0.0%
     Philip Morris Cos., Inc. - Debs.
     8.25% due 10/15/03 ..........................          100           104

U.S. Government Agencies - 46.4%
     Federal Home Loan Bank - Disc. Notes
     5.125% due 03/06/06 .........................        1,400         1,521
     Federal Home Loan Bank - Sr. Notes
     5.8% due 09/02/08 ...........................          225           253
     Federal Home Loan Mortgage Corp. - Bonds
     5.0% due 05/25/17 ...........................        1,300         1,333
     5.5% due 06/01/16 ...........................          436           452
     5.5% due 03/01/17 ...........................          449           466
     5.5% due 06/01/17 ...........................          463           480
     5.5% due 04/01/32 ...........................          291           297
     5.5% due 05/25/32 ...........................        1,100         1,123
     6.0% due 08/01/14 ...........................          488           513
     6.0% due 10/01/14 ...........................          389           408
     6.0% due 07/01/16 ...........................          435           455
     6.0% due 11/01/16 ...........................          202           212
     6.0% due 02/01/17 ...........................          410           429
     6.0% due 02/01/17 ...........................          422           442
     6.0% due 06/01/22 ...........................          476           496
     6.0% due 05/01/29 ...........................          634           657
     6.0% due 08/01/29 ...........................          661           686
     6.0% due 07/01/31 ...........................          409           424
     6.0% due 01/01/32 ...........................          475           492
     6.0% due 01/01/32 ...........................          901           933
     6.0% due 02/01/32 ...........................          898           930
     6.5% due 11/01/15 ...........................          281           298
     6.5% due 07/01/16 ...........................          267           283
     6.5% due 11/01/16 ...........................          395           418
     6.5% due 05/01/17 ...........................          177           187
     6.5% due 01/01/21 ...........................          173           182
     6.5% due 06/01/21 ...........................          450           472
     6.5% due 09/01/28 ...........................          263           274
     6.5% due 06/01/29 ...........................           49            51
     6.5% due 07/01/29 ...........................           82            86
     6.5% due 07/01/29 ...........................          565           589
     6.5% due 11/01/30 ...........................          184           192
     6.5% due 12/01/30 ...........................          143           149
     6.5% due 03/01/31 ...........................          727           758
     6.5% due 05/01/31 ...........................        1,005         1,048
     6.5% due 05/01/31 ...........................          867           903
     6.5% due 07/01/31 ...........................          127           132
     6.5% due 11/01/31 ...........................          548           572
     6.5% due 11/01/31 ...........................          340           355
     6.5% due 12/01/31 ...........................        1,146         1,194
     6.5% due 04/01/32 ...........................          425           442
     6.5% due 05/01/32 ...........................          448           467
     6.5% due 08/01/32 ...........................   $      844    $      879
     7.0% due 02/01/16 ...........................          143           152
     7.0% due 04/01/17 ...........................          484           514
     7.0% due 04/01/29 ...........................          511           538
     7.0% due 02/01/30 ...........................          545           573
     7.0% due 04/01/31 ...........................          379           398
     7.0% due 05/01/31 ...........................           99           104
     7.0% due 05/01/31 ...........................           98           103
     7.0% due 07/01/31 ...........................          150           158
     7.0% due 08/01/31 ...........................          375           395
     7.0% due 04/01/32 ...........................          720           757
     7.1% due 04/10/07 ...........................          500           587
     7.5% due 02/01/16 ...........................           71            76
     7.5% due 09/01/30 ...........................           65            69
     7.5% due 11/01/30 ...........................          279           297
     7.5% due 03/01/32 ...........................          360           382
     8.0% due 02/01/30 ...........................          113           121
     8.0% due 09/01/30 ...........................           97           104
     8.5% due 10/01/31 ...........................          138           148
     Federal Home Loan Mortgage Corp. - Debs.
     4.5% due 08/15/04 ...........................        1,600         1,673
     5.0% due 01/05/04 ...........................        1,600         1,661
     5.75% due 04/15/08 ..........................        2,500         2,806
     6.0% due 06/15/11 ...........................        1,000         1,133
     6.875% due 01/15/05 .........................        1,400         1,541
     7.0% due 07/15/05 ...........................        4,855         5,446
     Federal Home Loan Mortgage Corp. - Notes
     6.0% due 01/01/09 ...........................          336           349
     Federal National Mortgage Assoc. - Bonds
     5.0% due 12/01/17 ...........................          747           767
     5.5% due 03/01/16 ...........................          142           147
     5.5% due 04/01/16 ...........................           84            87
     5.5% due 02/01/17 ...........................          670           696
     5.5% due 04/01/17 ...........................          359           373
     5.5% due 09/01/17 ...........................          500           519
     5.5% due 09/01/17 ...........................          495           514
     5.5% due 01/01/32 ...........................          234           239
     5.5% due 12/01/32 ...........................          749           765
     5.5% due 12/25/32 ...........................        1,400         1,428
     6.0% due 05/01/14 ...........................          119           125
     6.0% due 02/01/16 ...........................          306           320
     6.0% due 03/01/17 ...........................          258           270
     6.0% due 03/01/17 ...........................          885           927
     6.0% due 08/01/17 ...........................          444           465
     6.0% due 01/01/29 ...........................          602           625
     6.0% due 03/01/29 ...........................          635           659
     6.0% due 08/01/30 ...........................          559           580
     6.0% due 06/01/31 ...........................          545           564
     6.0% due 07/01/31 ...........................          261           273
     6.0% due 11/01/31 ...........................          895           927
     6.0% due 01/01/32 ...........................          971         1,005
     6.0% due 02/01/32 ...........................          317           328
     6.0% due 03/01/32 ...........................          357           577
     6.0% due 03/01/32 ...........................          449           465

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND
                                                         Par         Market
                      Name of Issuer                    Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
     6.0% due 04/01/32 ...........................   $      511    $      529
     6.125% due 03/15/12 .........................        1,000         1,140
     6.5% due 02/01/15 ...........................          143           152
     6.5% due 07/01/16 ...........................          145           153
     6.5% due 07/01/16 ...........................          484           511
     6.5% due 03/01/22 ...........................          459           481
     6.5% due 11/01/29 ...........................          410           428
     6.5% due 12/01/30 ...........................          191           199
     6.5% due 01/01/31 ...........................           55            58
     6.5% due 02/01/31 ...........................           94            98
     6.5% due 02/01/31 ...........................          183           191
     6.5% due 02/01/31 ...........................          200           209
     6.5% due 02/01/31 ...........................          275           287
     6.5% due 02/01/31 ...........................          325           338
     6.5% due 05/01/31 ...........................          163           170
     6.5% due 07/01/31 ...........................          260           271
     6.5% due 08/01/31 ...........................          348           362
     6.5% due 10/01/31 ...........................          689           718
     6.5% due 12/01/31 ...........................          701           730
     6.5% due 02/01/32 ...........................          618           644
     6.5% due 04/01/32 ...........................          973         1,014
     6.5% due 04/01/32 ...........................          180           187
     6.5% due 04/01/32 ...........................          406           422
     6.5% due 04/01/32 ...........................          433           451
     6.5% due 05/01/32 ...........................          375           391
     6.5% due 05/01/32 ...........................        1,122         1,168
     6.0% due 05/25/32 ...........................        1,000         1,035
     6.5% due 07/01/32 ...........................          874           910
     6.5% due 07/01/32 ...........................          900           938
     7.0% due 12/01/15 ...........................          248           264
     7.0% due 03/01/16 ...........................          116           124
     7.0% due 01/01/30 ...........................          522           550
     7.0% due 02/01/31 ...........................          441           464
     7.0% due 04/01/31 ...........................          107           112
     7.0% due 05/01/31 ...........................          429           451
     7.0% due 08/01/31 ...........................          713           750
     7.0% due 12/01/31 ...........................          571           600
     7.0% due 02/01/32 ...........................          466           490
     7.0% due 05/01/32 ...........................          290           305
     7.125% due 01/15/30 .........................          709           875
     7.25% due 05/15/30 ..........................          150           189
     7.5% due 10/01/15 ...........................          133           142
     7.5% due 09/01/30 ...........................          326           346
     7.5% due 09/01/30 ...........................          229           243
     7.5% due 11/01/30 ...........................           65            69
     7.5% due 06/01/31 ...........................          338           360
     7.5% due 06/01/31 ...........................          103           109
     7.5% due 08/01/31 ...........................          310           330
     8.0% due 08/01/30 ...........................          117           126
     8.0% due 09/01/31 ...........................          460           495
     8.5% due 09/01/30 ...........................           89            95
     Federal National Mortgage Assoc. - Debs.
     6.25% due 05/15/29 ..........................        1,165         1,296
     6.375% due 06/15/09 .........................          800           926
     Federal National Mortgage Assoc. - Notes
     4.75% due 11/14/03 ..........................   $      175    $      180
     5.0% due 01/15/07 ...........................        2,400         2,602
     6.0% due 10/01/12 ...........................          441           462
     Government National Mortgage Assoc. - Bonds
     6.0% due 07/15/29 ...........................          291           303
     6.0% due 05/15/31 ...........................          342           356
     6.0% due 02/15/32 ...........................          456           475
     6.0% due 04/15/32 ...........................          483           504
     6.5% due 01/15/16 ...........................           76            80
     6.5% due 05/15/28 ...........................          619           652
     6.5% due 05/15/29 ...........................          693           728
     6.5% due 04/15/31 ...........................          376           395
     6.5% due 05/15/31 ...........................          276           289
     6.5% due 05/15/31 ...........................          235           246
     6.5% due 08/15/31 ...........................          411           432
     6.5% due 01/15/32 ...........................          886           930
     6.5% due 05/15/32 ...........................          532           559
     6.5% due 05/15/32 ...........................          373           392
     7.0% due 08/15/29 ...........................          356           378
     7.0% due 12/15/30 ...........................          715           759
     7.0% due 03/15/31 ...........................          915           970
     7.0% due 06/15/31 ...........................          195           207
     7.0% due 08/15/31 ...........................          346           367
     7.0% due 05/15/32 ...........................          425           450
     7.5% due 08/15/29 ...........................          491           524
     7.5% due 02/15/30 ...........................           40            43
     7.5% due 09/15/30 ...........................          368           392
     7.5% due 01/15/31 ...........................           63            68
     7.5% due 06/15/32 ...........................          707           754
     8.0% due 02/15/31 ...........................          259           280
     8.0% due 04/15/31 ...........................          509           549
     8.0% due 07/15/31 ...........................           47            51
     8.0% due 11/15/31 ...........................          282           305
     8.5% due 09/15/30 ...........................           48            53
     9.0% due 01/15/31 ...........................          147           160
                                                                   ----------
                                                                       96,454

U.S. Governmental - 21.9%
     U.S. Treasury - Bonds
     5.375% due 02/15/31 .........................          295           322
     5.5% due 08/15/28 ...........................        2,450         2,647
     6.125% due 11/15/27 .........................          520           608
     6.125% due 08/15/29 .........................          300           352
     6.25% due 05/15/30 ..........................          350           419
     6.5% due 11/15/26 ...........................        1,300         1,582
     6.625% due 02/15/27 .........................        1,300         1,606
     6.75% due 08/15/26 ..........................        1,075         1,345
     7.5% due 11/15/16 ...........................          500           654
     8.125% due 08/15/21 .........................          810         1,140
     8.75% due 08/15/20 ..........................        1,400         2,067
     8.875% due 08/15/17 .........................        1,200         1,754
     9.125% due 05/15/09 .........................          750           826

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND
                                                         Par         Market
                      Name of Issuer                    Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Governmental - Continued
     10.375% due 11/15/12 ........................   $    3,600    $    4,812
     10.75% due 08/15/05 .........................          600           735
     11.25% due 02/15/15 .........................          260           433
     11.75% due 02/15/10 .........................          250           301
     11.75% due 11/15/14 .........................          465           699
     U.S. Treasury - Notes
     3.625% due 03/31/04 .........................        2,000         2,058
     4.0% due 11/15/12 ...........................          135           137
     4.625% due 05/15/06 .........................          300           324
     4.75% due 11/15/08 ..........................        1,000         1,092
     5.0% due 02/15/11 ...........................        2,000         2,197
     5.0% due 08/15/11 ...........................          645           707
     5.25% due 05/15/04 ..........................        1,000         1,053
     5.5% due 02/15/08 ...........................          500           564
     5.625% due 05/15/08 .........................        1,580         1,793
     6.5% due 10/15/06 ...........................        1,550         1,780
     6.75% due 05/15/05 ..........................        3,300         3,679
     7.25% due 05/15/04 ..........................        5,000         5,402
     7.5% due 02/15/05 ...........................        1,000         1,121
     7.875% due 11/15/04 .........................        1,150         1,284
                                                                   ----------
                                                                       45,493

Wireless Telecommunications Services - 0.1%
     AT&T Wireless, Inc. - Sr. Notes
     7.875% due 03/01/11 .........................          300           302
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-         98.5%      205,000

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 25.6%
     State Street Navigator Securities Lending
      Portfolio ..................................       53,245        53,245

SHORT-TERM INVESTMENTS - 3.1%

Investment in joint trading account (Note B)
     1.388% due 01/02/03 .........................        6,516         6,516
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        127.2%      264,761
              Payables, less cash and receivables-        (27.2)%     (56,666)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  208,095
                                                     ==========    ==========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 1.1%
     Lockheed Martin Corp. .......................        4,400    $      254

Automobiles - 0.9%
     Harley-Davidson, Inc. * .....................        4,700           217

Beverages - 1.1%
     Anheuser-Busch Cos., Inc. ...................        5,400           261

Biotechnology - 3.0%
     Amgen, Inc. * ...............................       14,900           720

Commercial Services & Supplies - 0.5%
     First Data Corp. * ..........................        3,500           124

Communications Equipment - 4.7%
     Cisco Systems, Inc. * .......................       21,900           287
     Nokia Oyj - ADR .............................       54,200           840
                                                                   ----------
                                                                        1,127

Computers & Peripherals - 0.8%
     Dell Computer Corp. * .......................        7,100           190

Credit Card - 5.0%
     MBNA Corp. * ................................       63,410         1,206

Diversified Financials - 7.7%
     Capital One Financial Corp. .................        2,400            71
     Citigroup, Inc. * ...........................       25,608           901
     Lehman Brothers Holdings, Inc. ..............        2,800           149
     Merrill Lynch & Co., Inc. * .................       12,800           486
     Morgan Stanley, Dean Witter, Discover & Co. .        6,600           264
                                                                   ----------
                                                                        1,871

Food & Drug Retailing - 2.5%
     Walgreen Co. * ..............................       20,500           598

Food Products - 0.6%
     WM Wrigley Jr. Co. ..........................        2,600           143

Health Care Equipment & Supplies - 4.2%
     Boston Scientific Corp. * ...................        1,800            76
     Medtronic, Inc. * ...........................       19,400           885
     St. Jude Medical, Inc. * ....................        1,500            60
                                                                   ----------
                                                                        1,021

Health Care Providers & Services - 5.8%
     Cardinal Health, Inc. * .....................        6,900           408
     UnitedHealth Group, Inc. * ..................        7,800           651
     Wellpoint Health Networks, Inc. * ...........        4,900           349
                                                                   ----------
                                                                        1,408

Household Products - 1.9%
     Procter & Gamble Co. * ......................        5,300           456

Industrial Conglomerates - 3.8%
     General Electric Co. * ......................       38,200           930

Insurance - 8.1%
     Ace, Ltd. ...................................        8,100           238
     American International Group, Inc. * ........       22,300         1,290
     Progressive Corp. * .........................        3,600    $      179
     Travelers Property Casualty Corp. - Cl. A * .       17,860           261
                                                                   ----------
                                                                        1,968

Media - 6.6%
     Comcast Corp. - Cl. A .......................       17,000           384
     EchoStar Communications Corp. - Cl. A * .....        5,400           120
     Viacom, Inc. - Cl. B * ......................       27,100         1,105
                                                                   ----------
                                                                        1,609

Multiline Retail - 6.7%
     Kohl's Corp. * ..............................       14,300           800
     Wal-Mart Stores, Inc. * .....................       16,400           828
                                                                   ----------
                                                                        1,628

Personal Products - 2.4%
     Avon Products, Inc. .........................        6,100           329
     Colgate-Palmolive Co. .......................        5,000           262
                                                                   ----------
                                                                          591

Pharmaceuticals - 11.6%
     Forest Laboratories, Inc. * .................          700            69
     Johnson & Johnson * .........................       19,000         1,020
     Pfizer, Inc. * ..............................       50,600         1,547
     Wyeth .......................................        4,700           176
                                                                   ----------
                                                                        2,812

Semiconductor Equipment & Products - 3.1%
     Intel Corp. .................................       13,900           216
     Maxim Integrated Products, Inc. * ...........        8,100           268
     Taiwan Semiconductor Manufacturing Co., Ltd.
      - ADR * ....................................       20,400           144
     Texas Instruments, Inc. * ...................        8,800           132
                                                                   ----------
                                                                          760

Software - 6.9%
     Microsoft Corp. * ...........................       25,000         1,292
     Peoplesoft, Inc. * ..........................       15,400           282
     Veritas Software Corp. * ....................        5,900            92
                                                                   ----------
                                                                        1,666

Specialty Retail - 2.3%
     Bed Bath & Beyond, Inc. * ...................        4,300           149
     Home Depot, Inc. * ..........................       17,500           419
                                                                   ----------
                                                                          568

Tobacco - 1.5%
     Philip Morris Cos., Inc. * ..................        9,100           369

U.S. Government Agencies - 5.9%
     Federal Home Loan Mortgage Corp. ............       24,400         1,441
                                                                   ----------
                               TOTAL COMMON STOCK-         98.7%       23,938

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND
                                                         Par         Market
                      Name of Issuer                    Value        Value
                                                       (000's)      (000's)
SHORT-TERM INVESTMENTS - 1.2%

  Investment in joint trading account (Note B)
     1.388% due 01/02/03 .........................   $      280    $      280
                                                     ----------    ----------
                                TOTAL INVESTMENTS-         99.9%       24,218
              Cash and Receivables, less payables-          0.1%           31
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   24,249
                                                     ==========    ==========

* Non-income producing security.
ADR-American Depository Receipt.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.8%
     Aviall, Inc. * ..............................        7,200    $       58
     Curtiss Wright Corp. ........................        1,800           115
     DRS Technologies, Inc. * ....................        1,600            50
     Kaman Corp. - Cl. A .........................        4,000            44
     Moog, Inc. - Cl. A ..........................        1,750            54
     Sequa Corp. - Cl. A .........................        1,800            71
                                                                   ----------
                                                                          392

Air Freight & Couriers - 0.5%
     Airborne, Inc. ..............................        9,700           144
     EGL, Inc. * .................................        5,400            77
                                                                   ----------
                                                                          221

Airlines - 0.7%
     Alaska Air Group, Inc. * ....................        3,100            67
     AMR Corp. * .................................        7,700            51
     Continental Airlines, Inc. - Cl. B * ........        6,500            47
     Delta Air Lines, Inc. * .....................        7,300            89
     SkyWest, Inc. * .............................        2,000            26
     USFreightways Corp. .........................        1,500            43
                                                                   ----------
                                                                          323

Auto Components - 1.1%
     American Axle & Manufacturing Holdings,
      Inc. * .....................................        1,900            44
     Autoliv, Inc. ...............................        4,600            96
     Dana Corp. ..................................        4,000            47
     Dura Automotive Systems, Inc. * .............        6,500            65
     Lear Corp. * ................................        2,000            67
     Pep Boys - Manny, Moe & Jack ................        3,500            41
     Visteon Corp. * .............................       24,000           170
                                                                   ----------
                                                                          530

Automobiles - 0.1%
     Lithia Motors, Inc. - Cl. A * ...............        1,600            25
     United Auto Group, Inc. * ...................        3,500            44
                                                                   ----------
                                                                           69

Banks - 7.5%
     Associated Banc-Corp. .......................        6,050           205
     Astoria Financial Corp. .....................        5,300           144
     BancorpSouth, Inc. ..........................        3,175            62
     Bank Hawaii Corp. ...........................        5,700           173
     Capitol Federal Financial ...................        2,100            60
     Cathay Bancorp, Inc. ........................        1,900            72
     City National Corp. .........................        4,200           185
     Commerce Bancorp, Inc. ......................        3,800           164
     Commerce Bancshares, Inc. ...................        2,403            94
     Commercial Federal Corp. ....................       10,000           234
     Community Bank Systems, Inc. * ..............        1,900            60
     Corus Bankshares, Inc. ......................        2,300           100
     East West Bancorp, Inc. * ...................        3,700           134
     First Citizens BancShares, Inc. - Cl. A .....        1,200           116
     First Sentinel Bancorp, Inc. ................        1,400            20
     First Virginia Banks, Inc. ..................        2,500    $       93
     Greater Bay Bancorp .........................        3,200            55
     Hancock Holding Co. .........................        3,450           154
     Hibernia Corp. - Cl. A ......................       14,700           283
     Independence Community Bank Corp. ...........        7,600           193
     Investors Financial Services Corp. ..........        2,700            74
     MAF Bancorp, Inc. ...........................        1,300            44
     Mercantile Bankshares Corp. .................        4,200           162
     New York Community Bancorp, Inc. ............        1,600            46
     OceanFirst Financial Corp. ..................        2,400            54
     Omega Financial Corp. .......................          600            22
     PFF Bancorp, Inc. * .........................        3,700           116
     Provident Financial Group * .................        1,800            47
     Silicon Valley Bancshares * .................        3,100            57
     Trustmark Corp. .............................        2,200            52
     United Community Financial Corp. ............        1,900            16
     Washington Federal, Inc. ....................        1,800            45
     West Holding Co., Inc. ......................        5,200            85
     Wilmington Trust Corp. ......................        6,600           209
                                                                   ----------
                                                                        3,630
Beverages - 0.1%
     Boston Beer, Inc. - Cl. A ...................        5,000            71

Biotechnology - 3.1%
     Affymetrix, Inc. * ..........................        3,300            76
     Applera Corporation - Celera Genomics
      Group * ....................................        5,600            54
     Cephalon, Inc. * ............................        6,500           316
     Charles River Laboratories * ................        6,300           242
     Gene Logic, Inc. * ..........................        7,300            46
     IDEXX Laboratories, Inc. * ..................        8,400           280
     Invitrogen Corp. * ..........................        5,600           175
     Techne Corp. * ..............................        9,800           280
                                                                   ----------
                                                                        1,469

Building Products - 0.9%
     American Woodmark Corp. .....................          900            43
     Griffon Corp. * .............................        3,700            50
     Lennox International, Inc. ..................       11,300           142
     Simpson Manufacturing, Inc. * ...............        2,000            66
     Universal Forest Products, Inc. .............        5,300           113
     York International Corp. ....................        1,100            28
                                                                   ----------
                                                                          442

Chemicals - 2.2%
     A. Schulman, Inc. ...........................        2,400            45
     Airgas, Inc. * ..............................        2,700            46
     Albemarle Corp. * ...........................        2,600            74
     Arch Chemicals, Inc. ........................        7,200           131
     Central Garden & Pet Co. ....................        4,700            87
     Crompton Corp. ..............................        5,900            35
     Cytec Industries, Inc. * ....................        2,700            74
     Great Lakes Chemical Corp. ..................       11,500           275
     H.B. Fuller Co. .............................        3,200            83

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Chemicals - Continued
     Lubrizol Corp. ..............................        2,300    $       70
     PolyOne Corp. ...............................        8,600            34
     The Scotts Co. - Cl. A * ....................        1,900            93
                                                                   ----------
                                                                        1,047

Commercial Services & Supplies - 7.3%
     Arbitron, Inc. * ............................        4,700           157
     Banta Corp. .................................        1,400            44
     CDI Corp. * .................................        2,800            76
     Checkfree Corp. * ...........................        3,200            51
     Coinstar, Inc. *  ...........................        2,000            45
     Corinthian Colleges, Inc. ...................        4,700           178
     Deluxe Corp. * ..............................        8,000           337
     Dun & Bradstreet Corp. ......................        1,700            59
     Factset Research Systems, Inc. ..............        4,700           133
     FTI Consulting, Inc. * ......................        3,200           128
     Gabelli Asset Management, Inc. - Cl. A * ....        3,100            93
     Global Payments, Inc. .......................        2,480            79
     Ikon Office Solutions, Inc. * ...............        9,000            64
     Invacare Corp. ..............................        1,300            43
     ITT Educational Services, Inc. * ............        4,100            97
     Lancaster Colony Corp. ......................        1,300            51
     LendingTree, Inc. * .........................        6,800            88
     Manpower, Inc. * ............................        3,400           108
     MPS Group, Inc. * ...........................       12,900            71
     NCO Group, Inc. * ...........................        2,800            45
     Ocular Sciences, Inc. * .....................        2,000            31
     Pittston Brink's Group ......................        6,400           118
     Pre-Paid Legal Services, Inc. * .............        4,000           105
     PRG-Shultz International, Inc. * ............        4,700            42
     Rent A Car * ................................        3,400           170
     Republic Services, Inc. - Cl. A * ...........       14,000           294
     Sl Corp. * ..................................        7,900            35
     Standard Register Co. .......................        3,000            54
     StarTek, Inc. * .............................        1,800            50
     Steelcase, Inc. - Cl. A .....................       11,300           124
     Stewart Enterprises, Inc. - Cl. A * .........        9,300            52
     TeleTech Holdings, Inc. * ...................        5,700            41
     Unifirst Corp. ..............................        4,200            85
     United Stationers, Inc. * ...................        5,600           161
     Valassis Communications, Inc. * .............        1,700            50
     Viad Corp. ..................................        3,700            83
     Watson Wyatt & Co. Holdings - Cl. A * .......        3,800            83
                                                                   ----------
                                                                        3,525

Communications Equipment - 1.5%
     3Com Corp. ..................................        9,000            42
     Allen Telecom, Inc. * .......................        9,300            88
     Anaren Micro Circuits, Inc. .................        5,000            44
     Andrew Corp. * ..............................        6,500            64
     Arris Group, Inc. ...........................       16,100            57
     Audiovox Corp. - Cl. A * ....................       14,700           152
     Emulex Corp. * ..............................        2,500            46
     Inrange Technologies Corp. - Cl. B * ........        3,500    $        8
     Inter-Tel, Inc. * ...........................        5,100           107
     Plantronics, Inc. * .........................        2,800            42
     Somera Communications, Inc. * ...............        2,400             6
     Tekelec, Inc. * .............................        1,400            15
     Utstarcom, Inc. *............................        2,600            52
                                                                   ----------
                                                                          723

Computers & Peripherals - 2.8%
     Anteon International Corp. ..................        1,500            36
     Gateway, Inc. * .............................       14,900            47
     InFocus Corp. * .............................        5,700            35
     Intergraph Corp. * ..........................       12,700           225
     Iomega Corp. * ..............................        5,200            41
     Maxtor Corp. * ..............................       27,300           138
     Micros Systems, Inc. * ......................        2,000            45
     Safeguard Scientifics, Inc. * ...............       38,800            53
     SanDisk Corp. * .............................        8,000           162
     ScanSource, Inc. * ..........................        1,600            79
     Storage Technology Corp. * ..................        8,500           182
     Wallace Computer Services, Inc. .............        3,100            67
     Western Digital Corp. * .....................       34,600           221
                                                                   ----------
                                                                        1,331

Construction & Engineering - 0.8%
     Beazer Homes USA, Inc. * ....................          700            42
     CCC Information Services Group * ............        5,400            96
     EMCOR Group, Inc. * .........................        1,500            80
     Fluor Corp. * ...............................        1,900            53
     Maximus, Inc. * .............................        2,000            52
     Spherion Corp. * ............................        9,000            60
                                                                   ----------
                                                                          383

Construction Materials - 0.9%
     Butler Manufacturing Co. ....................        1,600            31
     Carlisle Cos., Inc. .........................        3,800           157
     Teledyne Technologies, Inc. * ...............        4,500            71
     United States Steel Corp. * .................       11,900           156
     USEC, Inc. ..................................        1,900            11
                                                                   ----------
                                                                          426

Containers & Packaging - 1.0%
     Ball Corp. ..................................        1,100            56
     Bemis Co., Inc. * ...........................        3,500           174
     Chesapeake Corp. ............................        3,500            63
     Crown Cork & Seal Co., Inc. * ...............        6,800            54
     Greif Bros. Corp. - Cl. A * .................        1,000            24
     Owens-Illinois, Inc. * ......................        5,300            77
     Temple-Inland, Inc. * .......................        1,100            49
                                                                   ----------
                                                                          497

Distributors - 0.1%
     Handleman Co. * .............................        4,700            54

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                      Market
                  Name of Issuer                       Shares         Value
                                                                     (000's)

COMMON STOCK - Continued

Diversified Financials - 2.6%
     AmeriCredit Corp. * .........................        6,600            51
     Ameritrade Holding Corp. * ..................        1,300             7
     BlackRock, Inc. * ...........................        6,100           240
     E*TRADE Group, Inc. * .......................       16,800            82
     Eaton Vance Corp. * .........................        1,600            45
     John Nuveen Co. - Cl. A .....................        6,200           157
     LaBranche & Co., Inc. * .....................       10,800           288
     New Century Financial Corp. .................        9,000           229
     Novastar Financial, Inc. ....................        4,500           140
     SWS Group, Inc. .............................          300             4
                                                                   ----------
                                                                        1,243

Diversified Telecommunication Services - 1.0%
     Citizens Communications Co. * ...............        5,200            55
     Commonwealth Telephone Enterprises, Inc. * ..        1,200            43
     Crown Castle International Corp. * ..........       13,100            49
     IDT Corp. * .................................       15,700           272
     Level 3 Communications, Inc. * ..............        8,400            41
                                                                   ----------
                                                                          460

Electric Utilities - 1.4%
     AES Corp. * .................................       15,900            48
     Alliant Energy Corp. ........................        1,800            30
     Aquila, Inc. Delaware * .....................       11,600            20
     Avista Corp. ................................       10,300           119
     Pinnacle West Capital Corp. * ...............        4,800           164
     PNM Resources, Inc. .........................        1,600            38
     Puget Energy, Inc. ..........................       11,800           260
                                                                   ----------
                                                                          679

Electric/Gas - 0.5%
     MDU Resources Group, Inc. ...................        3,800            98
     Northeast Utilities .........................       10,500           159
                                                                   ----------
                                                                          257

Electrical Equipment - 1.9%
     A.O. Smith Corp. ............................        8,000           216
     American Power Conversion * .................        9,200           139
     Benchmark Electronics, Inc. * ...............        8,900           255
     Energizer Holdings, Inc. * ..................        1,700            48
     FLIR Systems, Inc. * ........................        1,400            68
     Littelfuse, Inc. * ..........................        1,000            17
     Tecumseh Products Co. - Cl. A ...............        1,900            84
     The Genlyte Corp. * .........................        2,200            69
                                                                   ----------
                                                                          896

Electronic Equipment & Instruments - 5.3%
     Adaptec, Inc. * .............................        8,600            49
     Anixter International, Inc. * ...............       11,600           270
     Arrow Electronics, Inc. * ...................       14,400           184
     Artesyn Technologies, Inc. ..................        8,500            33
     Avid Technology, Inc. * .....................        5,000           115
     Avnet, Inc. .................................       26,944           292
     BEI Technologies, Inc. ......................        3,200            36
     Belden, Inc. * ..............................        3,200            49
     C&D Technologies, Inc. ......................        2,700            48
     C-COR.net Corp. * ...........................        9,000            30
     CoorsTek, Inc. * ............................        1,600            41
     CUBIC Corp. * ...............................        2,200            41
     Fisher Scientific International, Inc. .......        2,600            78
     Franklin Electric Co., Inc. .................        1,800            86
     Ingram Micro, Inc. - Cl. A * ................       23,000           284
     Methode Electronics, Inc. - Cl. A ...........        5,700            62
     Pioneer Standard Electronics, Inc. ..........       21,400           196
     Plexus Corp. * ..............................        4,600            40
     Powell Industries, Inc. * ...................        5,100            36
     Rogers Corp. * ..............................        2,400            53
     Symbol Technologies, Inc. * .................       10,300            85
     Tech Data Corp. * ...........................        5,100           137
     Thermo Electron Corp. * .....................        8,800           177
     Varian, Inc. * ..............................        2,100            60
     Veeco Instruments, Inc. * ...................        3,200            37
     Woodhead Industries, Inc. ...................        1,300            15
     Woodward Governor Co. .......................          900            39
                                                                   ----------
                                                                        2,573

Energy Equipment & Services - 1.3%
     Atwood Oceanics, Inc. * .....................        2,200            66
     C.H. Energy Group, Inc. .....................        1,000            47
     Cooper Cameron Corp. * ......................        1,900            95
     Hydril Co. * ................................        1,600            38
     Pride International, Inc. * .................        6,600            98
     Universal Compression Holdings, Inc. * ......        2,600            50
     Varco International, Inc. * .................        8,700           151
     Veritas DGC, Inc. * .........................       10,000            79
                                                                   ----------
                                                                          624

Finance - 0.3%
     A.G. Edwards, Inc. * ........................        5,000           165

Food & Drug Retailing - 1.5%
     Casey's General Stores, Inc. * ..............        3,900            47
     Charming Shoppes, Inc. * ....................       33,500           140
     CKE Restaurants, Inc. .......................        6,400            27
     Fleming Cos., Inc. ..........................        7,300            48
     Longs Drug Stores Corp. .....................        2,200            46
     Nash Finch Co. ..............................        6,400            49
     Outback Steakhouse, Inc. * ..................        1,500            52
     Pathmark Stores, Inc. * .....................        4,700            24
     Performance Food Group Co. * ................        1,200            41
     The Great Atlantic & Pacific Tea Co., Inc. *        10,900            88
     Whole Foods Market, Inc. * ..................        1,800            95
     Winn-Dixie Stores, Inc. * ...................        3,200            49
                                                                   ----------
                                                                          706

Food Products - 2.0%
     Chiquita Brands International, Inc. * .......        6,100            81

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Food Products - Continued
     Corn Products International, Inc. ...........        1,600    $       48
     Dean Foods Co. * ............................        4,300           160
     Dole Food Co. ...............................        2,100            68
     Dreyer's Grand Ice Cream, Inc. ..............          900            64
     Flowers Foods, Inc. * .......................        2,000            39
     International Multifoods Corp. * ............        2,400            51
     Interstate Bakeries .........................        5,700            87
     J & J Snack Foods Corp. * ...................        1,600            57
     J.M. Smucker Co. * ..........................        1,423            57
     Pilgrims Pride Corp. - Cl. B ................        6,000            49
     Ralcorp Holdings, Inc. * ....................        3,500            88
     Smithfield Foods, Inc. * ....................        5,600           111
                                                                   ----------
                                                                          960
Gas Utilities - 0.5%
     Nicor, Inc. .................................        1,500            51
     NStar * .....................................        1,100            49
     Southwest Gas Corp. .........................        2,600            61
     Wisconsin Energy Corp. * ....................        4,100           103
                                                                   ----------
                                                                          264
Health Care Equipment & Supplies - 3.2%
     Alpharma, Inc. - Cl. A * ....................        5,800            69
     Bausch & Lomb, Inc. * .......................        1,300            47
     Beckman Coulter, Inc. .......................        1,000            29
     Biosite Diagnostics, Inc. * .................        1,500            51
     Celgene Corp. * .............................        9,300           200
     Cima Labs Inc. * ............................        1,800            44
     Conmed Corp. * ..............................        1,800            35
     Datascope Corp. * ...........................        1,000            25
     Edwards Lifesciences Corp. * ................        2,600            66
     Gentiva Health Services, Inc. ...............        9,400            83
     Henry Schein, Inc. * ........................        5,300           238
     Immucor Corp. ...............................        4,150            84
     Mentor Corp. Minnesota ......................        1,800            69
     Owens & Minor, Inc. .........................        4,200            69
     Respironics, Inc. * .........................        3,900           119
     Steris Corp. * ..............................        4,600           112
     Varian Medical Systems, Inc. * ..............        1,900            94
     Vertex Pharmaceuticals, Inc. * ..............        5,100            81
     Viasys Healthcare, Inc. * ...................        2,800            42
                                                                   ----------
                                                                        1,557
Health Care Providers & Services - 3.1%
     Advance PCS * ...............................        3,300            73
     Advisory Co. * ..............................        1,700            51
     Albany Molecular Research, Inc. * ...........        6,300            93
     Amerigroup Corp. * ..........................        1,600            48
     Apria Healthcare Group, Inc. * ..............        2,600            58
     Cobalt Corp. ................................        2,700            37
     D & K Healthcare Resources, Inc. ............        3,600            37
     Humana, Inc. * ..............................       14,900           149
     IDX Systems Corp. * .........................        4,700            80
     Kindred Healthcare, Inc. ....................        3,300            60
     Mid Atlantic Medical Services, Inc. * .......        6,200    $      201
     PacifiCare Health Systems, Inc. * ...........        5,900           166
     Patterson Dental Co. * ......................        2,000            87
     Pharmaceutical Product Development, Inc. * ..        1,900            56
     PSS World Medical, Inc. - Cl. A * ...........       15,800           108
     Quintiles Transnational Corp. * .............        5,700            69
     U.S. Oncology, Inc. * .......................       10,600            92
     Vitalworks, Inc. ............................        5,600            22
                                                                   ----------
                                                                        1,487
Hotels Restaurants & Leisure - 2.5%
     Bob Evansfarms, Inc. ........................        4,000            93
     California Pizza Kitchen, Inc. * ............        3,400            86
     CBRL Group, Inc. * ..........................        4,300           129
     Coachmen Indsutries, Inc. ...................        2,900            46
     Cumulus Media, Inc. - Cl. A * ...............        2,600            39
     Dave & Busters, Inc. ........................        5,700            49
     Hotels.com - Cl. A * ........................        2,400           131
     Landry's Seafood Restaurants, Inc. * ........        8,600           183
     Lone Star Steakhouse & Saloon ...............        6,300           122
     O Charleys, Inc. * ..........................        2,400            49
     Park Place Entertainment Corp. * ............       12,400           104
     Pegasus Systems, Inc. * .....................        3,100            31
     Rare Hospitality International, Inc. * ......        1,450            40
     Ryan's Family Steak Houses, Inc. * ..........        4,300            49
     The Steak and Shake Co. * ...................        4,600            46
                                                                   ----------
                                                                        1,197
Household Durables - 1.9%
     Herman Miller, Inc. * .......................        3,400            63
     Hovnanian Enterprises, Inc. - Cl. A * .......        6,100           193
     Interface, Inc. .............................        2,200             7
     La-Z-Boy, Inc. ..............................        2,800            67
     M/I Schottenstein Homes, Inc. ...............        4,500           125
     NVR, Inc. ...................................          800           261
     Ryland Group, Inc. ..........................        1,300            43
     Toro Co. ....................................        2,100           134
                                                                   ----------
                                                                          893
Household Products - 0.3%
     Dial Corp. ..................................        6,100           124

Industrial Conglomerates - 0.1%
     Regal Entertainment Group - Cl. A ...........        2,200            47

Insurance - 4.4%
     American Financial Group, Inc. ..............        7,400           171
     American Medical Security Group, Inc. * .....        3,000            42
     American National Insurance Co. .............        1,000            82
     Amerus Group Co. * ..........................        4,600           130
     Delphi Financial Group, Inc. - Cl. A * ......        1,200            46
     Fidelity National Financial, Inc. * .........        7,536           247
     First American Financial Corp. ..............       18,600           413

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Insurance - Continued
     Fremont General Corp. * .....................       17,300    $       78
     Hilb, Rogal & Hamilton Co. ..................        1,600            65
     LandAmerica Financial Group, Inc. ...........        6,300           223
     National Western Life Insurance Co. * .......          900            86
     Phoenix Cos, Inc. * .........................        6,700            51
     Protective Life Corp. .......................        3,400            94
     Providian Financial Corp. * .................       13,200            86
     Stancorp Financial Group, Inc. * ............        1,300            64
     The Midland Co. .............................        1,800            34
     The MONY Group, Inc. ........................        6,100           146
     Wesco Financial Corp. .......................          150            46
                                                                   ----------
                                                                        2,104

Internet Software & Services - 1.1%
     Cognizant Technology Solutions Corp. * ......        1,200            87
     EarthLink, Inc. * ...........................       10,961            60
     eSpeed, Inc. * ..............................        5,000            85
     Fidelity National Info Solutions * ..........        3,100            53
     J2 Global Communications, Inc. * ............        1,900            36
     Ticketmaster Online-CitySearch, Inc. - Cl. B *       4,200            89
     United Online, Inc. * .......................        4,400            70
     VeriSign, Inc. * ............................        5,300            43
                                                                   ----------
                                                                          523

IT Consulting & Services - 1.0%
     Aexiom Corp. * ..............................        6,900           106
     American Management Systems, Inc. * .........        2,500            30
     BearingPoint, Inc. * ........................       16,500           114
     Bell Microproducts, Inc. ....................       16,100            89
     ManTech International Corp. - Cl. A * .......        2,600            49
     The Titan Corp. * ...........................        4,000            42
     Trizetto Group, Inc. ........................        5,800            36
                                                                   ----------
                                                                          466

Leisure Equipment & Products - 0.5%
     Arctic Cat, Inc. ............................        3,000            48
     Brunswick Corp. * ...........................        2,000            40
     Polaris Industries Inc. .....................        2,600           152
                                                                   ----------
                                                                          240

Machinery - 1.8%
     AGCO Corp. ..................................        2,200            48
     Applied Industrial Technologies, Inc. .......        8,400           159
     Cummins Engine Company, Inc. * ..............        1,800            51
     Flowserve Corp. * ...........................        4,000            59
     Grant Prideco, Inc. * .......................        7,000            81
     NACCO Industries, Inc. - Cl. A ..............        2,300           101
     Oshkosh Truck Corp. .........................        2,900           178
     Stewart & Stevenson Services, Inc. ..........        1,200            17
     Timken Co. ..................................        5,900           113
     Trinity Industries, Inc. ....................        3,200            61
                                                                   ----------
                                                                          868

Media - 3.1%
     ADVO, Inc. * ................................        2,400            79
     Belo Corp. ..................................        9,400           200
     Cox Radio, Inc. - Cl. A * ...................        4,700           107
     Emmis Communications Corp. * ................        2,000            42
     Entravision Communications - Cl. A * ........        4,700            47
     Getty Images, Inc. * ........................        1,600            49
     Grey Global Group, Inc. .....................           70            43
     Hearst-Argyle Television, Inc. * ............        8,700           210
     Hispanic Broadcasting Corp. * ...............        4,800            99
     Interactive Data Corp. * ....................        1,200            16
     McClatchy Newspapers, Inc. - Cl. A ..........        3,500           198
     Pulitzer, Inc. ..............................        4,700           211
     Sinclair Broadcast Group, Inc. * ............        6,300            73
     Spanish Broadcasting Systems, Inc. * ........        6,200            45
     World Wrestling Federation
      Entertainment, Inc. * ......................        9,100            73
                                                                   ----------
                                                                        1,492

Metals & Mining - 1.3%
     AK Steel Corp. ..............................       12,100            97
     Allegheny Technologies, Inc. * ..............       14,600            91
     Cleveland Cliffs, Inc. ......................        2,500            50
     Commercial Metals Co. .......................        3,500            57
     Reliance Steel & Aluminum Co. * .............        1,600            33
     Royal Gold, Inc. ............................        2,100            52
     Ryerson Tull, Inc. ..........................       15,200            93
     Shaw Group, Inc. * ..........................        6,200           102
     Steel Dynamics, Inc. * ......................        4,500            54
                                                                   ----------
                                                                          629

Multi-Utilities - 1.0%
     Energy East Corp. ...........................       14,400           318
     Vectren Corp. * .............................        7,200           166
                                                                   ----------
                                                                          484

Multiline Retail - 1.8%
     American Eagle Outfitters, Inc. * ...........        3,200            44
     Big Lots, Inc. * ............................       10,100           134
     Burlington Coat Factory Warehouse Corp. .....        2,100            38
     Dillard's, Inc. - Cl. A * ...................        3,100            49
     Jo-Ann Stores, Inc. * .......................        1,900            44
     MSC Industrial Direct Co., Inc. - Cl. A .....        2,600            46
     OfficeMax, Inc. * ...........................       17,700            88
     Ross Stores, Inc. ...........................        2,000            85
     Saks, Inc. * ................................       16,800           197
     Shopko Stores, Inc. * .......................       13,200           164
                                                                   ----------
                                                                          889

Oil & Gas - 3.8%
     Ashland, Inc. ...............................        4,400           126
     Cimarex Energy Co. * ........................        1,647            29
     Equitable Resources, Inc. * .................        1,300            46
     Houston Exploration Co. * ...................        1,600            49

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Oil & Gas - Continued
     National-Oilwell, Inc. * ....................        7,200    $      157
     Newfield Exploration Co. * ..................        2,000            72
     Oneok, Inc. .................................       16,400           315
     Parker Drilling Co. * .......................        9,400            21
     Patina Oil & Gas Corp. ......................        5,800           184
     Pogo Producing Co. ..........................        8,500           317
     Sunoco, Inc. * ..............................        1,300            43
     Swift Energy Co. * ..........................        5,800            56
     Tesoro Petroleum Corp. * ....................       13,600            61
     Tidewater, Inc. * ...........................        3,700           115
     Western Gas Resources, Inc. .................        3,100           114
     Westport Resources Corp. * ..................        6,700           139
                                                                   ----------
                                                                        1,844

Paper & Forest Products - 0.6%
     Boise Cascade Corp. * .......................        6,900           174
     Louisiana-Pacific Corp. * ...................        9,600            77
     Potlatch Corp. ..............................        1,700            41
                                                                   ----------
                                                                          292

Personal Products - 1.0%
     Alberto-Culver Co. - Cl. B * ................        5,300           267
     Nu Skin Enterprises, Inc. - Cl. A * .........       12,700           152
     Perrigo Co. * ...............................        4,600            56
                                                                   ----------
                                                                          475

Pharmaceuticals - 1.2%
     Connetics Corp. * ...........................        5,100            61
     ICN Pharmaceuticals, Inc. ..................        4,400             48
     ISIS Pharmaceuticals * ......................        7,400            49
     Kos Pharmaceuticals, Inc. * .................        3,900            74
     Lannett Co., Inc. * .........................        2,600            43
     Priority Healthcare Corp. - Cl. B * .........        2,100            49
     SICOR, Inc. * ...............................        7,800           124
     Watson Pharmaceuticals, Inc. * ..............        4,300           121
                                                                   ----------
                                                                          569

Real Estate Investment Trust - 5.5%
     AMLI Residential Properties Trust ...........        2,100            45
     Annaly Mortgage Management, Inc. ............       10,600           199
     Anthracite Capital, Inc. * ..................       12,300           134
     Anworth Mortgage Asset Corp. ................        3,700            47
     Avalonbay Communities, Inc. .................        5,200           204
     Capstead Mortgage Corp. .....................        2,400            59
     CarrAmerica Realty Corp. ....................        3,100            78
     FBR Asset Investment Corp. ..................        2,900            98
     FelCor Lodging Trust, Inc. ..................       24,600           281
     General Growth Properties ...................        1,700            88
     Glenborough Realty Trust, Inc. ..............       10,800           192
     Health Care Property Investments, Inc. ......        3,900           149
     Host Marriott Corp. * .......................        3,800            34
     HRPT Properties Trust .......................       23,700           195
     IndyMac Mortgage Holdings, Inc. .............        2,200            41
     Mack-Cali Realty LP * .......................        4,000           121
     MeriStar Hospitality Corp. ..................        8,100    $       54
     National Health, Inc. .......................        5,000            80
     RAIT Investment Trust .......................        3,600            78
     Regency Centers Corp. .......................        1,500            49
     Senior Housing Trust ........................       12,100           128
     Thornburg Mortgage, Inc. ....................        9,500           191
     Trizec Properties, Inc. .....................        9,000            85
                                                                   ----------
                                                                        2,630

Real Estate Operations - 1.5%
     AMB Property Corp. ..........................        2,800            77
     iStar Financial, Inc. .......................        5,000           140
     JDN Realty Corp. * ..........................        3,800            42
     La Quinta Corp. - CTF .......................       13,700            60
     LNR Property Corp. ..........................        3,900           138
     New Plan Excel Realty Trust, Inc. ...........        6,700           128
     Redwood Trust, Inc. .........................        4,800           133
                                                                   ----------
                                                                          718

Road & Rail - 0.9%
     Dollar Thrifty Automotive Group, Inc. * .....        2,500            53
     Florida East Coast Industries, Inc. .........        2,000            46
     Hunt Jersey Transport Services, Inc. ........        4,100           120
     Roadway Express, Inc. * .....................        3,300           121
     Ryder System, Inc. ..........................        2,400            54
     Yellow Corp. * ..............................        1,500            38
                                                                   ----------
                                                                          432

Semiconductor Equipment & Products - 0.8%
     Axcelis Technologies, Inc. * ................        1,800            10
     Cree, Inc. * ................................        4,500            74
     DuPont Photomasks, Inc. * ...................        4,700           109
     Integrated Circuit Systems, Inc. * ..........        5,000            91
     International Rectifier Corp. * .............        1,900            35
     PLX Technology, Inc. * ......................        5,000            20
     Silicon Storage Technology, Inc. * ..........        4,800            19
     Standard Microsystems Corp. * ...............        1,800            35
                                                                   ----------
                                                                          393

Software - 2.8%
     Activision, Inc. * ..........................        3,250            48
     Autodesk, Inc. * ............................        3,500            50
     Compuware Corp. * ...........................       13,500            65
     Fair Issac & Co., Inc. ......................        2,900           124
     FileNet Corp. * .............................        3,300            40
     Gtech Holdings Corp. * ......................        2,600            73
     Hyperion Solutions Corp. * ..................        3,500            90
     Imation Corp. * .............................        4,600           161
     J.D. Edwards & Co. * ........................        7,500            85
     JDA Software Group, Inc. ....................        3,200            31
     Manhattan Associates, Inc. * ................        2,800            66
     Mentor Graphics Corp. * .....................        7,100            56
     MicroStrategy, Inc. - Cl. A * ...............           14             0
     MSC Software Corp. * ........................        7,300            56

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Software - Continued
     National Instruments Corp. * ................        2,100    $       68
     NetlQ Corp. * ...............................        3,400            42
     Network Associates, Inc. * ..................        4,500            72
     Novell, Inc. * ..............................       24,300            81
     Radiant Systems, Inc. * .....................        5,300            51
     Roxio, Inc. * ...............................        3,200            15
     Scansoft, Inc. ..............................        6,600            34
     Serena Software, Inc. * .....................        2,900            46
                                                                   ----------
                                                                        1,354

Specialty Retail - 1.9%
     Cato Corp. - Cl. A ..........................        1,300            28
     GameStop Corp. - Cl. A * ....................        7,900            77
     Gart Sports Co. * ...........................        2,100            41
     Hollywood Entertainment Corp. * .............        2,500            38
     Hughes Supply, Inc. .........................        5,500           150
     Michaels Stores, Inc. * .....................        1,400            44
     Payless ShoeSource, Inc. * ..................        3,600           185
     PetsMart, Inc. * ............................       11,400           195
     Rent-Way, Inc. * ............................        4,500            16
     Sonic Automotive, Inc. - Cl. A * ............        2,800            42
     The Finish Line - Cl. A * ...................        5,100            54
     Tractor Supply Co. ..........................        1,100            41
     Tweeter Home Entertainment Group, Inc. * ....        4,700            27
                                                                   ----------
                                                                          938

Textiles & Apparel - 1.3%
     Brown Shoe Co., Inc. * ......................        7,800           186
     Kellwood Co. * ..............................        5,500           143
     Oakley, Inc. * ..............................        4,600            47
     Phillips Van Heusen Corp. * .................        3,200            37
     Russell Corp. ...............................        2,800            47
     Skechers USA, Inc. ..........................       21,800           185
                                                                   ----------
                                                                          645

Tobacco - 0.1%
     Universal Corp. * ...........................        1,300            48

Wireless Telecommunications Services - 0.3%
     United States Cellular Corp. * ..............        4,900           123
                                                                   ----------
                               TOTAL COMMON STOCK-         98.5%       47,421

WARRANTS

Software - 0.0%
     MicroStrategy, Inc.
     expires 06/24/07 (Cost $0) ..................           89             0

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 26.4%
     State Street Navigator Securities
      Lending Portfolio ..........................   $   12,721    $   12,721

SHORT-TERM INVESTMENTS - 0.6%
     Investment in joint repurchase agreement
      with Goldman Sachs & Co., 1.25%
      due 01/02/03 ...............................          300           300
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        125.5%       60,442
              Cash and Receivables, less payables-        (25.5)%      12,299
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   48,143
                                                     ==========    ==========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.9%
     Curtiss Wright Corp. - Cl. B ................        6,800    $      424
     EDO Corp. ...................................       30,300           629
                                                                   ----------
                                                                        1,053

Air Freight & Couriers - 0.9%
     United Technologies Worldwide, Inc. .........       40,500         1,063

Airlines - 0.5%
     Midwest Express Holdings, Inc. * ............       27,600           148
     USFreightways Corp. .........................       14,700           422
                                                                   ----------
                                                                          570

Auto Components - 0.0%
     Spartan Motors, Inc. ........................        3,800            43

Banks - 7.4%
     Bank Hawaii Corp. ...........................        7,300           222
     Bank of Bermuda, Ltd. .......................       24,400           779
     Century Bancorp, Inc. - Cl. A ...............       12,000           318
     Community First Bankshares, Inc. ............       58,700         1,553
     East West Bancorp, Inc. * ...................       35,400         1,277
     Financial Federal Corp. .....................       12,500           314
     First Republic Bank * .......................       47,600           952
     New North Nova Corp. Pennsylvania * .........       10,000           275
     Silicon Valley Bancshares * .................       55,300         1,009
     Texas Regional Bancshares, Inc. .............       60,700         2,157
                                                                   ----------
                                                                        8,856

Beverages - 0.3%
     Symyx Technologies, Inc. * ..................       29,900           377

Biotechnology - 0.0%
     Lexicon Genetics, Inc. * ....................       10,400            49

Building Products - 1.4%
     Ameron International Corp. ..................       10,000           551
     Simpson Manufacturing, Inc. * ...............       15,400           507
     Trex, Inc. * ................................        5,000           177
     WCI Communities, Inc. * .....................       41,000           418
                                                                   ----------
                                                                        1,653

Chemicals - 2.0%
     Airgas, Inc. * ..............................       70,800         1,221
     Arch Chemicals, Inc. ........................       40,400           737
     MacDermid, Inc. .............................       20,200           462
                                                                   ----------
                                                                        2,420

Commercial Services & Supplies - 4.9%
     Casella Waste Systems, Inc. - Cl. A * .......       86,000           764
     CSS Industries, Inc. * ......................       23,500           778
     G & K Services, Inc. - Cl. A ................       30,300         1,073
     Lancaster Colony Corp. ......................        7,000           274
     McGrath Rent Corp. ..........................       26,100           607
     MPS Group, Inc * ............................      110,900           614
     Right Management Consultants, Inc. * ........       39,900           529
     United Stationers, Inc. * ...................       27,100           780
     Waste Connections, Inc. * ...................       10,200    $      394
                                                                   ----------
                                                                        5,813

Communications Equipment - 0.8%
     Cable Design Technologies Corp. * ...........      158,300           934

Construction & Engineering - 1.5%
     Insituform Technologies, Inc. - Cl. A * ....        65,700         1,120
     Maximus, Inc. * .............................       25,100           655
                                                                   ----------
                                                                        1,775

Construction Materials - 1.9%
     Carlisle Cos., Inc. .........................       12,500           517
     Florida Rock Industries, Inc. ...............       31,300         1,191
     Granite Construction, Inc. ..................       34,700           538
                                                                   ----------
                                                                        2,246

Containers & Packaging - 1.4%
     AptarGroup, Inc. ............................       36,300         1,134
     Myers Industries, Inc. ......................       50,375           539
                                                                   ----------
                                                                        1,673

Diversified Financials - 4.2%
     Allied Capital Corp. ........................       66,860         1,460
     American Capital Strategies, Ltd. ...........       41,100           887
     First Financial Fund, Inc. * ................       67,600           897
     Gladstone Capital Corp. .....................        8,200           135
     Investment Technology Group, Inc. * .........       16,000           358
     Triad Guaranty, Inc. * ......................       34,900         1,286
                                                                   ----------
                                                                        5,023

Electric Utilities - 2.3%
     Black Hills Corp. ...........................       30,300           803
     Cleco Corp. .................................       45,500           637
     Otter Tail Power Co. ........................       23,200           624
     PNM Resources, Inc. .........................       28,700           684
                                                                   ----------
                                                                        2,748

Electrical Equipment - 0.9%
     Deswell Industries, Inc. ....................       32,800           476
     Littelfuse, Inc. * ..........................       38,400           647
                                                                   ----------
                                                                        1,123

Electronic Equipment & Instruments - 4.7%
     Analogic Corp. ..............................       18,200           915
     C&D Technologies, Inc. ......................       40,400           714
     Electro Rent Corp. * ........................       95,300         1,155
     Franklin Electric Co., Inc. .................       26,300         1,263
     Methode Electronics, Inc. - Cl. A ...........       34,700           380
     Technitrol, Inc. ............................       18,400           297
     Ultimate Electronics, Inc. * ................       25,200           256
     Woodward Governor Co. .......................       15,700           683
                                                                   ----------
                                                                        5,663

Energy Equipment & Services - 3.2%
     Atwood Oceanics, Inc. * .....................       19,700           593

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Energy Equipment & Services - Continued
     Carbo Ceramics, Inc. ........................       32,600    $    1,099
     Layne Christensen Co. * .....................       29,100           239
     Lone Star Technologies, Inc. * ..............       24,100           359
     Tetra Technologies, Inc. * ..................       50,000         1,068
     West Hampshire Energy Services, Inc. * ......       34,500           503
                                                                   ----------
                                                                        3,861

Finance - 0.2%
     Sky Financial Group, Inc. ...................       14,200           283

Food & Drug Retailing - 1.5%
     Casey's General Stores, Inc. * ..............       70,800           865
     Sonic Corp. * ...............................       25,200           516
     Wild Oats Markets, Inc. * ...................       38,600           398
                                                                   ----------
                                                                        1,779

Food Products - 1.4%
     American Italian Pasta Co. * ................       22,200           799
     NBTY Inc. * .................................        6,600           116
     Riviana Foods, Inc. Delaware ................       16,300           441
     Sensient Technologies Corp. .................       14,300           321
                                                                   ----------
                                                                        1,677

Gas Utilities - 1.1%
     Peoples Energy Corp. * ......................       11,200           433
     Questar Corp. ...............................       13,800           384
     WGL Holdings, Inc. ..........................       19,400           464
                                                                   ----------
                                                                        1,281

Health Care Equipment & Supplies - 3.1%
     Amerigroup Corp. * ..........................       22,300           676
     Arrow International, Inc. ...................       10,200           415
     Landauer, Inc ...............................       18,100           629
     Orthofix International * ....................       10,700           300
     Owens & Minor, Inc. .........................       70,800         1,162
     PolyMedica Corporation * ....................       19,000           586
                                                                   ----------
                                                                        3,768

Health Care Providers & Services - 0.8%
     Corvel Corp. ................................        9,900           354
     Orthodontic Centers of America, Inc. * ......       49,700           542
                                                                   ----------
                                                                          896

Hotels Restaurants & Leisure - 3.4%
     CEC Entertainment, Inc. * ...................       16,800           516
     Rare Hospitality International, Inc. * ......       60,700         1,676
     Ruby Tuesday, Inc. ..........................      109,200         1,888
                                                                   ----------
                                                                        4,080

Household Durables - 1.7%
     Meritage Corp. * ............................        9,700           326
     Skyline Corp. ...............................       30,300           894
     Stanley Furniture Co., Inc. * ...............       35,400           823
                                                                   ----------
                                                                        2,043

Household Products - 1.2%
     Mathews International Corp. * ...............       65,400    $    1,461

Insurance - 6.8%
     Annuity & Life Holdings, Ltd. ...............       45,500           106
     Brown & Brown, Inc. .........................       67,900         2,194
     Delphi Financial Group, Inc. - Cl. A * ......        8,300           315
     IPC Holdings, Ltd. ..........................       22,600           713
     Markel Corp. * ..............................        5,000         1,027
     Ohio Casualty Corp. .........................       25,600           331
     Platinum Underwriters Holdings * ............       14,900           393
     Proassurance Corp. * ........................       60,700         1,275
     Reinsurance Group of America ................       23,300           631
     RLI Corp. ...................................       13,000           363
     Scottish Annuity & Life .....................       23,200           405
     Universal American Financial Corp. * ........       78,000           454
                                                                   ----------
                                                                        8,207

Internet & Catalog Retail - 0.3%
     Jersey Jill Group, Inc. * ...................       28,500           399

Internet Software & Services - 0.7%
     Netegrity, Inc. * ...........................       61,200           199
     Packeteer, Inc. * ...........................       80,700           554
     Stellent, Inc. * ............................       20,300            90
                                                                   ----------
                                                                          843

Leisure Equipment & Products - 1.1%
     SCP Pool Corp. * ............................       44,700         1,305

Machinery - 2.8%
     Albany International Corp. - Cl. A ..........       13,200           273
     IDEX Corp. ..................................       28,600           935
     Kadant, Inc. * ..............................       22,300           335
     Nordson Corp. ...............................       30,300           752
     Thomas Industries, Inc. .....................       41,500         1,081
                                                                   ----------
                                                                        3,376

Marine - 0.2%
     Kirby Corp. * ...............................        7,100           195

Media - 1.8%
     Journal Register Co. * ......................       27,100           482
     Paxson Communications Corp. * ...............        7,800            16
     Saga Communications, Inc. - Cl. A * .........       69,500         1,320
     Sinclair Broadcast Group, Inc. * ............       27,600           321
                                                                   ----------
                                                                        2,139

Metals & Mining - 2.1%
     Carpenter Technology Corp. * ................       25,200           314
     Freeport-McMoRan Copper & Gold, Inc. -
      Cl. B * ....................................       33,000           554
     Gibraltar Steel Corp. .......................       40,500           771
     Penn Virginia Corp. .........................       25,400           923
                                                                   ----------
                                                                        2,562

Multi-Utilities - 0.6%
     Vectren Corp. * .............................       30,900           711

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Multiline Retail - 2.0%
     Freds, Inc. .................................       63,700    $    1,637
     Stein Mart, Inc. * ..........................      122,400           747
                                                                   ----------
                                                                        2,384

Oil & Gas -2.6%
     Cimarex Energy Co. * ........................        5,500            98
     Forest Oil Corp. * ..........................       30,300           838
     Patina Oil & Gas Corp. ......................        9,900           313
     St. Mary Land & Exploration Co. * ...........       14,300           358
     XTO Energy, Inc. ............................       62,700         1,549
                                                                   ----------
                                                                        3,156

Paper & Forest Products - 1.4%
     Deltic Timber Corp. .........................       30,300           809
     Wausau-Mosinee Paper Corp. ..................       80,900           908
                                                                   ----------
                                                                        1,717

Pharmaceuticals - 1.3%
     Bone Care International, Inc. * .............       55,600           541
     Diversa Corp. * .............................       81,400           737
     Guilford Pharmaceuticals, Inc. * ............       81,800           325
                                                                   ----------
                                                                        1,603

Real Esate Development - 0.9%
     Kilroy Realty Corp. .........................       45,200         1,042

Real Estate Investment Trust - 6.4%
     Arden Realty Group, Inc. ....................       16,500           365
     Bedford Property Investors, Inc. ............       30,300           778
     Camden Property Trust .......................       10,500           346
     Chelsea Property Group, Inc. ................       10,000           333
     Getty Realty Corp. ..........................       13,800           262
     Glenborough Realty Trust, Inc. ..............       53,500           953
     Innkeepers USA Trust ........................       70,500           540
     LaSalle Hotel Properties ....................       39,700           556
     Mid Atlantic Realty Trust ...................       24,600           428
     RAIT Investment Trust .......................       15,400           333
     Reckson Associates Realty Corp. .............       16,200           341
     Sun Communities, Inc. .......................       45,000         1,646
     Washington Real Estate Investment Trust .....       30,300           773
                                                                   ----------
                                                                        7,654

Road & Rail - 2.5%
     Genesee & Wyo., Inc. -Cl. A .................       23,200           472
     Hub Group Inc. * ............................       15,000            72
     Landstar Systems, Inc. * ....................       36,400         2,124
     Werner Enterprises, Inc. * ..................       15,600           336
                                                                   ----------
                                                                        3,004

Semiconductor Equipment & Products - 1.9%
     Atmi, Inc. * ................................       32,700           606
     ESS Technology, Inc. * ......................       48,800           307
     Exar Corp. * ................................       52,000           645
     Mykrolis Corp. * ............................       60,600           442
     Pericom Semiconductor Corp. * ...............       37,100    $      308
                                                                   ----------
                                                                        2,308

Software - 2.0%
     Ansys, Inc. .................................       25,500           515
     Black Box Corp. .............................        9,500           426
     Progress Software Corp. * ...................       55,500           719
     SPSS, Inc. ..................................       49,700           695
                                                                   ----------
                                                                        2,355

Specialty Retail - 5.2%
     Aaron Rents, Inc. ...........................       54,300         1,188
     Guitar Center, Inc. .........................       23,300           386
     Hancock Fabrics, Inc. .......................       45,400           692
     Haverty Furniture Co., Inc. .................       80,900         1,125
     Hibbett Sporting Goods, Inc. ................       35,000           837
     Hughes Supply, Inc. .........................        8,800           240
     O'Reilly Automotive, Inc. * .................       41,000         1,037
     TBC Corp. * .................................       62,500           751
                                                                   ----------
                                                                        6,256

Textiles & Apparel - 0.7%
     Culp, Inc. * ................................       33,300           283
     Unifi, Inc. * ...............................      104,600           549
                                                                   ----------
                                                                          832

Tobacco - 0.6%
     Universal Corp. * ...........................       20,800           769
                                                                   ----------
                               TOTAL COMMON STOCK-         97.5%      117,028

                                                         Par
                                                        Value
                                                       (000's)

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 25.6%
     State Street Navigator Securities Lending
      Portfolio ..................................   $   30,729        30,729

SHORT-TERM INVESTMENTS - 3.6%
     Investment in joint trading account
      (Note B)
      1.388% due 01/02/03 ........................        4,314         4,314
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        126.7%      152,071
              Payables, less cash and receivables-        (26.7)%     (32,001)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  120,070
                                                     ==========    ==========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Real Estate Development - 6.1%
     Catellus Development Corp. * ................      119,100    $    2,364
     Colonial Property Trust .....................       12,600           428
     Kilroy Realty Corp. .........................       45,200         1,042
     Rouse Co. ...................................      162,100         5,138
     The Macerich Co. ............................       61,000         1,876
                                                                   ----------
                                                                       10,848

Real Estate Investment Trust - 77.7%
     Alexandria Real Estate ......................       29,000         1,235
     AMLI Residential Properties Trust ...........       34,300           730
     Apartment Investment & Management Co. .......       96,300         3,609
     Archstone Communities Trust .................      280,510         6,603
     Arden Realty Group, Inc. ....................      137,400         3,043
     Avalonbay Communities, Inc. .................      202,545         7,928
     Boston Properties, Inc. .....................      207,750         7,658
     BRE Properties, Inc. ........................       43,500         1,357
     Camden Property Trust .......................       62,000         2,046
     CarrAmerica Realty Corp. ....................       80,050         2,005
     Centerpoint Properties Corp. ................       12,550           717
     Chateau Communities, Inc. ...................       61,850         1,423
     Chelsea Property Group, Inc. ................          800            27
     Cousins Properties, Inc. ....................       48,600         1,200
     Duke Realty Investments, Inc. ...............       82,139         2,090
     Equity Office Properties Trust * ............      464,943        11,614
     Equity Residential Properties Trust * .......      309,700         7,612
     Essex Property Trust, Inc. ..................       54,200         2,756
     Federal Realty Investment Trust .............      140,000         3,937
     FelCor Lodging Trust, Inc. ..................       57,000           652
     Gables Residential Trust ....................        8,400           209
     General Growth Properties ...................      125,900         6,547
     Health Care Property Investments, Inc. ......        4,900           188
     Home Properties of New York, Inc. ...........       18,300           630
     Hospitality Properties Trust ................       45,100         1,588
     Host Marriott Corp. * .......................      571,200         5,055
     Innkeepers USA Trust ........................       39,500           303
     Kimco Realty Corp. ..........................       64,600         1,979
     Liberty Property Trust ......................       81,200         2,594
     Mack-Cali Realty LP * .......................       28,000           848
     MeriStar Hospitality Corp. ..................       47,450           313
     PAN Pacific Retail Properties, Inc. .........       47,700         1,742
     Post Properties, Inc. .......................       28,100           672
     Prentiss Properties Trust ...................       51,350         1,452
     Prologis Trust ..............................      320,500         8,061
     Public Storage, Inc. ........................      176,000         5,687
     Realty Income Corp. .........................       40,200         1,407
     Reckson Associates Realty Corp. .............       40,400           850
     Regency Centers Corp. .......................       72,350         2,344
     Shurgard Storage Centers, Inc. ..............       48,900         1,533
     Simon Property Group, Inc. ..................      364,000        12,402
     SL Green Realty Corp. .......................       69,400         2,193
     Summit Properties, Inc. .....................        1,500            27
     Sun Communities, Inc. .......................       27,400         1,002
     Taubman Centers, Inc. .......................       35,000    $      568
     Trizec Properties, Inc. .....................      147,100         1,381
     Ventas, Inc. ................................       44,500           510
     Vornado Realty Trust ........................      139,000         5,171
     Washington Real Estate Investment Trust .....       19,600           500
     Weingarten Realty Investors .................       60,750         2,239
                                                                   ----------
                                                                      138,237

Real Estate Operations - 15.3%
     AMB Property Corp. ..........................      233,100         6,378
     Brookfield Properties Corporation ...........      345,700         6,983
     CBL & Associates Properties, Inc. ...........       29,400         1,178
     Forest City Enterprises, Inc. ...............       15,900           530
     Frontline Capital Group * ...................      121,500
     Hilton Hotels Corp. * .......................      230,500         2,930
     JDN Realty Corp. * ..........................          458             5
     Manufactured Home Communities, Inc. .........       62,300         1,846
     Starwood Hotels & Resorts Worldwide,
      Inc. * .....................................      311,300         7,390
     Wyndham International, Inc. .................      179,800            41
                                                                   ----------
                                                                       27,281
                                                                   ----------

                               TOTAL COMMON STOCK-         99.1%      176,366

                                                         Par
                                                        Value
                                                       (000's)

SHORT-TERM INVESTMENTS - 0.6%

     Investment in joint trading account
      (Note B)
      1.388% due 01/02/03 ........................   $    1,114         1,114
                                                     ----------    ----------
                                TOTAL INVESTMENTS-         99.7%      177,480
              Cash and Receivables, less payables-          0.3%          446
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  177,926
                                                     ==========    ==========

* Non-income producting security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.7%
     Boeing Co. * ................................      252,700    $    8,336
     Lockheed Martin Corp. .......................       50,800         2,934
     Precision Castparts Corp. ...................       47,500         1,152
                                                                   ----------
                                                                       12,422

Air Freight & Couriers - 0.4%
     United Parcel Service, Inc. - Cl. B .........      100,000         6,308

Auto Components - 0.5%
     Ingersoll-Rand Co. - Cl. A * ................      123,200         5,305
     Lear Corp. * ................................       42,600         1,418
     Magna International, Inc. - Cl. A ...........       40,000         2,246
                                                                   ----------
                                                                        8,969

Automobiles - 1.2%
     Borg-Warner Automotive, Inc. ................       32,300         1,629
     Ford Motor Co. ..............................      500,400         4,654
     General Motors Corp. * ......................      284,900        10,501
     Harley-Davidson, Inc. * .....................      100,000         4,620
                                                                   ----------
                                                                       21,404

Banks - 6.0%
     Bank of America Corp. * .....................      488,800        34,006
     Charter One Financial, Inc. .................      490,035        14,079
     Comerica, Inc. * ............................       15,800           683
     Fifth Third Bancorp * .......................       38,100         2,231
     First Tennessee National Corp. ..............       47,400         1,703
     FleetBoston Financial Corp. .................      395,500         9,611
     M & T Bank Corp. * ..........................      138,200        10,966
     National Commerce Financial Corp. ...........       50,600         1,207
     North Fork Bancorporation, Inc. * ...........      175,500         5,921
     TCF Financial Corp. .........................      233,200        10,188
     US Bancorp * ................................      549,800        11,667
     Wachovia Corp. * ............................      100,000         3,644
                                                                   ----------
                                                                      105,906

Beverages - 2.3%
     Anheuser-Busch Cos., Inc. ...................      237,400        11,490
     Pepsi Bottling Group, Inc. * ................      480,000        12,336
     PepsiCo, Inc. * .............................      335,400        14,161
     Starbucks Corp. * ...........................       80,800         1,647
                                                                   ----------
                                                                       39,634

Biotechnology - 1.4%
     Amgen, Inc. * ...............................      448,900        21,700
     Biogen, Inc. ................................       31,000         1,242
     MedImmune, Inc. * ...........................       69,400         1,885
                                                                   ----------
                                                                       24,827

Chemicals - 1.9%
     Air Products & Chemicals, Inc. * ............      100,000         4,275
     Dow Chemical Co. * ..........................      524,300        15,572
     Eastman Chemical Co. * ......................      196,900         7,240
     Praxair, Inc. * .............................      103,000         5,950
     Rohm & Hass Co. .............................       19,800    $      643
                                                                   ----------
                                                                       33,680

Commercial Services & Supplies - 0.8%
     Avery Dennison Corp. * ......................       28,400         1,735
     Honeywell International, Inc. ...............      273,700         6,569
     Paychex, Inc. ...............................      122,200         3,409
     Pitney Bowes, Inc. * ........................       54,600         1,783
                                                                   ----------
                                                                       13,496

Communications Equipment - 0.9%
     Cisco Systems, Inc. * .......................      966,400        12,660
     Qualcomm, Inc. * ............................       98,900         3,599
                                                                   ----------
                                                                       16,259

Computers & Peripherals - 4.1%
     Dell Computer Corp. * .......................    1,096,500        29,321
     EMC Corp. * .................................    1,467,800         9,012
     International Business Machines Corp. .......      378,300        29,318
     Lexmark International Group, Inc. -
      Cl. A * ....................................       76,200         4,610
                                                                   ----------
                                                                       72,261

Containers & Packaging - 0.4%
     Bell Corp. ..................................       91,000         4,658
     Smurfit-Stone Container Corp. * .............      145,900         2,246
                                                                   ----------
                                                                        6,904

Credit Card - 0.1%
     MBNA Corp. * ................................      137,500         2,615

Diversified Financials - 7.5%
     American Express Co. * ......................      254,600         9,000
     Capital One Financial Corp. .................      102,200         3,037
     Citigroup, Inc. * ...........................    1,303,789        45,880
     Merrill Lynch & Co., Inc. * .................      389,700        14,789
     Morgan Stanley, Dean Witter, Discover
      & Co. ......................................      453,900        18,120
     State Street Corp. ..........................       39,000         1,521
     Washington Mutual, Inc. * ...................      323,800        11,181
     Wells Fargo & Co. * .........................      616,000        28,872
                                                                   ----------
                                                                      132,400

Diversified Telecommunication Services - 2.8%
     AT&T Corp. * ................................      159,240         4,158
     BellSouth Corp. * ...........................      425,700        11,013
     CenturyTel, Inc. ............................       50,500         1,483
     SBC Communications, Inc. * ..................      287,100         7,783
     Verizon Communications * ....................      650,600        25,211
                                                                   ----------
                                                                       49,648

Electric Utilities - 1.9%
     Cinergy Corp. * .............................       29,100           981
     Entergy Corp. * .............................      312,200        14,233
     FPL Group, Inc. .............................      160,000         9,621

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Electric Utilities - Continued
     Southern Co. ................................      320,500    $    9,099
                                                                   ----------
                                                                       33,934
Electric/Gas - 0.3%
     Dominion Resources, Inc. ....................       88,400         4,853

Electrical Equipment - 0.7%
     United Technologies Corp. * .................      201,300        12,469

Electronic Equipment & Instruments - 0.1%
     Tech Data Corp. * ...........................       56,700         1,529

Energy Equipment & Services - 0.7%
     Global Santa Fe Corp. .......................       47,800         1,163
     Halliburton Co. * ...........................      295,000         5,519
     Noble Corp. * ...............................      148,600         5,223
                                                                   ----------
                                                                       11,905

Food & Drug Retailing - 0.2%
     Walgreen Co. * ..............................       63,400         1,850
     Williams-Sonoma, Inc. * .....................       77,300         2,099
                                                                   ----------
                                                                        3,949

Food Products - 2.0%
     Kellogg Co. * ...............................      332,300        11,388
     Kraft Foods, Inc. - Cl. A ...................      439,400        17,106
     Unilever NV * ...............................      106,100         6,547
                                                                   ----------
                                                                       35,041

Health Care Equipment & Supplies - 1.4%
     Amerisource Bergen Corp. * ..................       50,400         2,737
     Boston Scientific Corp. * ...................      120,000         5,102
     Medtronic, Inc. * ...........................      248,400        11,327
     St. Jude Medical, Inc. * ....................      133,200         5,291
                                                                   ----------
                                                                       24,457

Health Care Providers & Services - 2.6%
     Anthem, Inc. * ..............................      194,563        12,238
     Cardinal Health, Inc. * .....................       60,600         3,587
     DaVita, Inc. * ..............................      300,000         7,401
     HCA-The Healthcare Corp. * ..................      332,200        13,786
     Health Management Assoc., Inc. -
      Cl. A * ....................................       49,200           881
     UnitedHealth Group, Inc. * ..................       22,300         1,862
     Universal Health Services, Inc. -
      Cl. B * ....................................       40,200         1,813
     Wellpoint Health Networks, Inc. * ...........       64,800         4,611
                                                                   ----------
                                                                       46,179

Hotels Restaurants & Leisure - 0.3%
     Darden Restaurants, Inc. * ..................       65,000         1,329
     Hilton Hotels Corp. * .......................      114,100         1,450
     International Game Technology * .............       18,000         1,367
     Marriott International, Inc. - Cl. A * ......       55,000         1,808
                                                                   ----------
                                                                        5,954

Household Durables - 0.5%
     Black & Decker Corp. * ......................      193,400    $    8,295

Household Products - 1.5%
     Procter & Gamble Co. * ......................      315,400        27,106

Industrial Conglomerates - 3.1%
     3M Co. ......................................       52,800         6,510
     General Electric Co. * ......................    1,544,300        37,604
     Textron, Inc. * .............................      250,900        10,786
                                                                   ----------
                                                                       54,900

Insurance - 7.5%
     AFLAC, Inc. * ...............................      235,000         7,078
     Allstate Corp. ..............................      160,100         5,922
     American International Group, Inc. * ........      499,200        28,879
     Everest Re Group, Ltd. ......................       49,600         2,743
     Fidelity National Financial, Inc. * .........      198,100         6,504
     Hartford Financial Services Group, Inc. * ...      395,450        17,965
     Metlife, Inc. * .............................      618,200        16,716
     Old Republic International Corp. ............       67,400         1,887
     Prudential Financial, Inc. * ................      461,800        14,658
     Radian Group, Inc. ..........................      240,400         8,931
     St. Paul Cos., Inc. .........................      110,900         3,776
     The PMI Group, Inc. .........................      283,700         8,522
     Torchmark, Inc. * ...........................       56,800         2,075
     Travelers Property Casualty Corp. -
      Cl. A * ....................................      158,800         2,326
     Travelers Property Casualty Corp. -
      Cl. B * ....................................      236,006         3,458
                                                                   ----------
                                                                      131,440

Internet Software & Services - 0.2%
     Yahoo, Inc. * ...............................      250,000         4,088

IT Consulting & Services - 0.6%
     Computer Sciences Corp. * ...................      223,800         7,710
     SunGard Data Systems, Inc. * ................      100,100         2,358
                                                                   ----------
                                                                       10,068

Machinery - 0.8%
     Danaher Corp. * .............................      200,850        13,196

Media - 3.0%
     AOL Time Warner, Inc. * .....................      192,900         2,527
     Clear Channel Communications, Inc. * ........      200,300         7,469
     Comcast Corp. - Cl. A .......................      321,175         7,570
     Fox Entertainment Group, Inc. -
      Cl. A * ....................................       55,700         1,444
     Gannett Co., Inc. * .........................       40,500         2,908
     McGraw-Hill Cos., Inc. ......................       70,000         4,231
     The Walt Disney Co. * .......................      493,400         8,047
     Viacom, Inc. - Cl. B * ......................      441,550        17,998
                                                                   ----------
                                                                       52,194

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Metals & Mining - 0.2%
     Alcan Aluminium, Ltd. * .....................      138,700    $    4,095

Multi-Utilities - 0.4%
     Energy East Corp. ...........................      349,000         7,709

Multiline Retail - 4.4%
     J.C. Penney Co., Inc. * .....................      594,700        13,684
     Kohl's Corp. * ..............................      311,600        17,434
     Ross Stores, Inc. ...........................       92,600         3,925
     Target Corp. * ..............................      374,450        11,234
     Wal-Mart Stores, Inc. * .....................      624,000        31,518
                                                                   ----------
                                                                       77,795

Oil & Gas - 6.5%
     Apache Corp. ................................      100,000         5,699
     BP Amoco plc - ADR ..........................      294,800        11,984
     Chevron Texaco Corp. * ......................      296,700        19,725
     Conoco Phillips .............................       81,900         3,963
     Devon Energy Corp. * ........................      240,800        11,053
     Ensco International, Inc. ...................      150,000         4,417
     Exxon Mobil Corp. * .........................    1,440,712        50,338
     Ocean Energy, Inc. ..........................       73,000         1,458
     Royal Dutch Petroleum Co. * .................      139,200         6,128
                                                                   ----------
                                                                      114,765

Paper & Forest Products - 0.6%
     International Paper Co. * ...................      280,700         9,816

Personal Products - 0.4%
     Estee Lauder Cos., Inc. - Cl. A .............      100,000         2,640
     Gillette Co. ................................      145,000         4,402
                                                                   ----------
                                                                        7,042

Pharmaceuticals - 10.3%
     Abbott Laboratories * .......................      273,400        10,936
     Allergan, Inc. * ............................       39,200         2,259
     Barr Laboratories, Inc. * ...................       27,200         1,770
     Eli Lilly & Co. * ...........................       67,500         4,286
     Forest Laboratories, Inc. * .................       86,600         8,506
     Johnson & Johnson * .........................      714,700        38,387
     King Pharmaceuticals, Inc. * ................      315,500         5,423
     Merck & Co., Inc. * .........................      301,600        17,074
     Pfizer, Inc. * ..............................    1,615,200        49,377
     Pharmacia Corp. * ...........................      591,000        24,704
     Wyeth .......................................      489,900        18,322
                                                                   ----------
                                                                      181,044

Road & Rail - 0.6%
     Burlington Northern Santa Fe Corp. * ........       90,900         2,364
     CSX Corp. * .................................       65,000         1,840
     Norfolk Southern Corp. * ....................      328,900         6,575
                                                                   ----------
                                                                       10,779

Semiconductor Equipment & Products - 4.5%
     Altera Corp. * ..............................      300,000         3,702
     Analog Devices, Inc. * ......................      194,000         4,631
     Applied Materials, Inc. * ...................      767,100    $    9,995
     Intel Corp. .................................    2,023,400        31,504
     KLA-Tencor Corp. * ..........................      137,600         4,867
     Maxim Integrated Products, Inc. * ...........       43,600         1,441
     Microchip Technology, Inc. * ................       97,700         2,389
     Novellus Systems, Inc. * ....................      223,600         6,279
     Qlogic Corp. * ..............................       87,100         3,006
     Teradyne, Inc. * ............................       52,900           688
     Texas Instruments, Inc. * ...................      711,600        10,681
                                                                   ----------
                                                                       79,183

Software - 6.0%
     Adobe Systems, Inc. .........................       94,100         2,334
     BMC Software, Inc. * ........................      930,300        15,917
     Electronic Arts, Inc. * .....................       14,100           702
     Intuit, Inc. * ..............................      170,000         7,976
     Microsoft Corp. * ...........................    1,191,500        61,601
     Network Associates, Inc. * ..................      476,100         7,660
     Oracle Corp. * ..............................      824,600         8,906
                                                                   ----------
                                                                      105,096

Specialty Retail - 3.4%
     AutoZone, Inc. * ............................       32,700         2,310
     Bed Bath & Beyond, Inc. * ...................      222,600         7,686
     Best Buy Co., Inc. * ........................       33,800           816
     Home Depot, Inc. * ..........................      318,200         7,624
     Lowe's Cos., Inc. * .........................      581,700        21,814
     Office Depot, Inc. * ........................      152,700         2,254
     Staples, Inc. * .............................      180,500         3,303
     TJX Cos., Inc. * ............................      757,000        14,777
                                                                   ----------
                                                                       60,584
Textiles & Apparel - 0.1%
     Nike, Inc. - Cl. B ..........................       38,500         1,712

Tobacco - 1.3%
     Philip Morris Cos., Inc. * ..................      551,000        22,332
     UST, Inc. * .................................       33,000         1,103
                                                                   ----------
                                                                       23,435

U.S. Government Agencies - 2.2%
     Federal Home Loan Mortgage Corp. ............      291,800        17,231
     Federal National Mortgage Assoc. * ..........      334,200        21,499
                                                                   ----------
                                                                       38,730
                                                                   ----------
                               TOTAL COMMON STOCK-         99.3%    1,750,075

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
                                                         Par        Market
                  Name of Issuer                        Value        Value
                                                       (000's)     (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 0.7%
     State Street Navigator Securities
      Lending Portfolio ..........................   $   11,578    $   11,578

SHORT-TERM INVESTMENTS - 0.6%
     Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................       10,586        10,586
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        100.6%    1,772,239
              Cash and Receivables, less payables-         (0.6)%     (10,036)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $1,762,203
                                                     ==========    ==========
* Non-income producing security.
ADR-American Depository Receipt.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 0.4%
     Boeing Co. (US) .............................      246,500    $    8,132
     Raytheon Co. (US) ...........................       11,500           354
                                                                   ----------
                                                                        8,486

Auto Components - 0.2%
     Ingersoll-Rand Co. - Cl. A (US) .............       47,200         2,033
     Lear Corp. (US) .............................       36,400         1,211
                                                                   ----------
                                                                        3,244

Automobiles - 0.9%
     Ford Motor Co. (US) .........................      793,400         7,379
     General Motors Corp. (US) ...................      209,300         7,715
     General Motors Corp. - Cl. H (US) ...........      182,300         1,950
                                                                   ----------
                                                                       17,044

Banks - 2.9%
     Bank of America Corp. (US) ..................      307,000        21,358
     Bank One Corp. (US) .........................      211,000         7,712
     Charter One Financial, Inc. (US) ............      289,500         8,317
     JP Morgan Chase & Co. (US) ..................      185,500         4,452
     TCF Financial Corp. (US) ....................      104,400         4,561
     US Bancorp (US) .............................      239,800         5,089
     Wachovia Corp. (US) .........................      125,000         4,555
                                                                   ----------
                                                                       56,044

Beverages - 1.3%
     Anheuser-Busch Cos., Inc. (US) ..............      174,700         8,456
     Pepsi Bottling Group, Inc. (US) .............      140,000         3,598
     PepsiCo, Inc. (US) ..........................      310,000        13,088
                                                                   ----------
                                                                       25,142

Biotechnology - 0.7%
     Amgen, Inc. (US) ............................      263,600        12,743
     Genetech, Inc. (US) .........................       26,000           862
                                                                   ----------
                                                                       13,605

Chemicals - 1.3%
     Air Products & Chemicals, Inc. (US) .........      215,100         9,195
     Dow Chemical Co. (US) .......................      240,500         7,143
     E.I. du Pont de Nemours & Co. (US) ..........       45,700         1,938
     Eastman Chemical Co. (US) ...................       70,900         2,607
     NOVA Chemicals Corp. (US) ...................       42,200           772
     Praxair, Inc. (US) ..........................       49,900         2,883
                                                                   ----------
                                                                       24,538

Commercial Services & Supplies - 0.9%
     Avery Dennison Corp. (US) ...................       90,000         5,497
     Checkfree Corp. (US) ........................       58,900           942
     Concord EFS, Inc. (US) ......................       70,500         1,110
     Honeywell International, Inc. (US) ..........      196,000         4,704
     Reynolds & Reynolds Co. - Cl. A (US) ........      143,300    $    3,650
     Robert Half International, Inc. (US) ........       61,000           983
     Sabre Group Holdings, Inc. (US) .............       56,000         1,014
                                                                   ----------
                                                                       17,900

Communications Equipment - 0.5%
     Cisco Systems, Inc. (US) ....................      639,800         8,382
     JDS Uniphase Corp. (US) .....................      294,000           726
     Polycom, Inc. (US) ..........................       51,900           494
     Qualcomm, Inc. (US) .........................       27,700         1,008
                                                                   ----------
                                                                       10,610

Computers & Peripherals - 1.9%
     Dell Computer Corp. (US) ....................      707,200        18,911
     EMC Corp. (US) ..............................      532,700         3,271
     International Business Machines Corp. (US) ..      183,800        14,244
     Seagate Technology (US) .....................       19,200           206
                                                                   ----------
                                                                       36,632

Construction & Engineering - 0.2%
     American Standard Cos., Inc. (US) ...........       23,300         1,658
     Fluor Corp. (US) ............................       81,300         2,276
                                                                   ----------
                                                                        3,934

Containers & Packaging - 0.2%
     Ball Corp. (US) .............................       60,000         3,071

Diversified Financials - 5.4%
     AmeriCredit Corp. (US) ......................       92,200           714
     Citigroup, Inc. (US) ........................      750,000        26,392
     Household International, Inc. (US) ..........       67,000         1,863
     Merrill Lynch & Co., Inc. (US) ..............      153,500         5,825
     Morgan Stanley, Dean Witter,
      Discover & Co. (US) ........................      174,900         6,982
     SLM Corp. (US) ..............................      171,700        17,833
     Standard and Poor's Depositary
      Receipts (US) ..............................      115,215        10,165
     The Dun & Bradstreet Corp. (US) .............       50,000         2,065
     Washington Mutual, Inc. (US) ................      428,500        14,796
     Wells Fargo & Co. (US) ......................      378,000        17,717
                                                                   ----------
                                                                      104,352

Diversified Telecommunication Services - 2.8%
     AT&T Corp. (US) .............................      265,340         6,928
     BellSouth Corp. (US) ........................      241,700         6,253
     CenturyTel, Inc. (US) .......................      157,500         4,627
     SBC Communications, Inc. (US) ...............      388,500        10,532
     Sprint Corp. (US) ...........................      274,300         3,972
     Sprint PCS (US) .............................      744,200         3,260
     Verizon Communications (US) .................      476,800        18,476
                                                                   ----------
                                                                       54,048

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Electric Utilities - 1.4%
     AES Corp. (US) ..............................      371,100    $    1,121
     Entergy Corp. (US) ..........................      294,100        13,408
     FPL Group, Inc. (US) ........................       75,000         4,510
     Pinnacle West Capital Corp. (US) ............       41,200         1,404
     Southern Co. (US) ...........................      210,000         5,962
                                                                   ----------
                                                                       26,405

Electric/Gas - 0.1%
     NiSource, Inc. (US) .........................       61,400         1,228

Electrical Equipment - 0.5%
     Emerson Electric Co. (US) ...................       17,400           885
     United Technologies Corp. (US) ..............      135,900         8,417
                                                                   ----------
                                                                        9,302

Electronic Equipment & Instruments - 0.2%
     Agilent Technologies, Inc. (US) .............       33,000           593
     Tech Data Corp. (US) ........................      128,600         3,467
                                                                   ----------
                                                                        4,060

Energy Equipment & Services - 0.8%
     Baker Hughes, Inc. (US) .....................      222,500         7,162
     Halliburton Co. (US) ........................      210,500         3,939
     Schlumberger, Ltd. (US) .....................       60,300         2,538
     Weatherford Bermuda (US) ....................       52,300         2,088
                                                                   ----------
                                                                       15,727

Food & Drug Retailing - 0.0%
     Williams-Sonoma, Inc. (US) ..................       28,200           766

Food Products - 1.7%
     Archer Daniels Midland Co. (US) .............      310,000         3,844
     Campbell Soup Co. (US) ......................      159,300         3,739
     Kellogg Co. (US) ............................      207,000         7,094
     Kraft Foods, Inc. - Cl. A (US) ..............      310,000        12,068
     Unilever NV (US) ............................       97,200         5,998
                                                                   ----------
                                                                       32,743

Gas Utilities - 0.5%
     El Paso Corp. (US) ..........................      179,200         1,247
     Kinder Morgan Management LLC (US) ...........       50,130         1,583
     Sempra Energy (US) ..........................      238,000         5,629
     Williams Cos., Inc. (US) ....................      477,700         1,290
                                                                   ----------
                                                                        9,749

Health Care Equipment & Supplies - 1.2%
     Applera Corporation - Applied
      Biosystems Group (US) ......................      192,300         3,373
     Becton, Dickinson & Co. (US) ................       52,900         1,623
     Boston Scientific Corp. (US) ................      122,500         5,209
     Guidant Corp. (US) ..........................      100,900         3,113
     Medtronic, Inc. (US) ........................      116,500         5,312
     St. Jude Medical, Inc. (US) .................       99,600         3,956
                                                                   ----------
                                                                       22,586

Health Care Providers & Services - 2.0%
     Anthem, Inc. (US) ...........................      100,000    $    6,290
     Da Vita, Inc. (US) ..........................      100,900         2,489
     HCA-The Healthcare Corp. (US) ...............      167,700         6,959
     Lincare Holdings, Inc. (US) .................       90,500         2,862
     McKesson HBOC, Inc. (US) ....................      146,600         3,963
     UnitedHealth Group, Inc. (US) ...............       65,600         5,478
     Universal Health Services, Inc. - Cl. B (US).       60,000         2,706
     Wellpoint Health Networks, Inc. (US) ........      108,600         7,728
                                                                   ----------
                                                                       38,475

Hotels Restaurants & Leisure - 0.1%
     Carnival Corp. (US) .........................       60,100         1,499
     McDonald's Corp. (US) .......................       38,300           616
     Starwood Hotels & Resorts
     Worldwide, Inc. (US) ........................       30,200           717
                                                                   ----------
                                                                        2,832

Household Durables - 0.4%
     Black & Decker Corp. (US) ...................      189,600         8,132

Household Products - 0.7%
     Procter & Gamble Co. (US) ...................      169,700        14,584

Industrial Conglomerates - 2.1%
     General Electric Co. (US) ...................    1,261,700        30,723
     Textron, Inc. (US) ..........................      185,700         7,983
     Tyco International, Ltd. (US) ...............      118,500         2,024
                                                                   ----------
                                                                       40,730

Insurance - 4.6%
     American International Group, Inc. (US) .....      403,400        23,337
     Cincinnati Financial Corp. (US) .............       67,500         2,535
     Everest Re Group, Ltd. (US) .................      123,700         6,841
     Hartford Financial Services Group, Inc. (US)       317,500        14,424
     Metlife, Inc. (US) ..........................      369,300         9,986
     Prudential Financial, Inc. (US) .............      293,500         9,316
     Radian Group, Inc. (US) .....................       77,500         2,879
     St. Paul Cos., Inc. (US) ....................       67,000         2,281
     The PMI Group, Inc. (US) ....................      187,100         5,620
     Torchmark, Inc. (US) ........................      139,100         5,081
     Travelers Property Casualty Corp. - Cl. B (US)     318,700         4,669
     XL Capital, Ltd. - Cl. A (US) ...............       34,500         2,665
                                                                   ----------
                                                                       89,634

Internet & Catalog Retail - 0.1%
     Amazon.com, Inc. (US) .......................      157,400         2,973

Internet Software & Services - 0.1%
     VeriSign, Inc. (US) .........................      130,000         1,043

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

IT Consulting & Services - 0.9%
     Computer Sciences Corp. (US) ................      303,500    $   10,455
     SunGard Data Systems, Inc. (US) .............      325,200         7,662
                                                                   ----------
                                                                       18,117

Machinery - 0.4%
     Danaher Corp. (US) ..........................      109,600         7,201
     Navistar International Corp., Inc. - Cl. B
      (US) .......................................       28,000           680
                                                                   ----------
                                                                        7,881

Media - 2.5%
     AOL Time Warner, Inc. (US) ..................      239,050         3,132
     Cablevision Systems Corp. - Cl. A (US) ......      297,361         4,978
     Clear Channel Communications, Inc. (US) .....       76,000         2,834
     Comcast Corp. - Cl. A (US) ..................      190,234         4,484
     Cox Communications, Inc. - Cl. A (US) .......       44,000         1,250
     Entercom Communications Corp. (US) ..........        5,200           244
     Fox Entertainment Group, Inc. - Cl. A (US) ..       55,000         1,426
     Interpublic Group Cos., Inc. (US) ...........       59,200           834
     Knight-Ridder, Inc. (US) ....................       13,600           860
     Liberty Media Corp. - Ser. A (US) ...........      294,008         2,628
     Radio One, Inc. - Cl. D (US) ................       54,500           786
     The Walt Disney Co. (US) ....................      396,900         6,473
     TMP Worldwide, Inc. (US) ....................       47,200           534
     USA Networks, Inc. (US) .....................      200,100         4,586
     Viacom, Inc. - Cl. B (US) ...................      325,000        13,247
     Vivendi Universal - ADR (US) ................       49,700           799
                                                                   ----------
                                                                       49,095

Metals & Mining - 0.4%
     Alcan Aluminum Ltd. (US) ....................      150,000         4,428
     Alcoa, Inc. (US) ............................      123,700         2,818
     Newmont Mining Corp. (US) ...................       24,100           699
                                                                   ----------
                                                                        7,945

Multiline Retail - 2.7%
     Costco Wholesale Corp. (US) .................       85,700         2,405
     J.C. Penney Co., Inc. (US) ..................      136,200         3,134
     Kohl's Corp. (US) ...........................      334,200        18,698
     Target Corp. (US) ...........................       64,700         1,941
     Wal-Mart Stores, Inc. (US) ..................      509,600        25,740
                                                                   ----------
                                                                       51,918

Oil & Gas - 3.7%
     BJ Services Co. (US) ........................       55,300         1,787
     BP Amoco plc - ADR (US) .....................      170,400         6,927
     ChevronTexaco Corp. (US) ....................      196,200        13,043
     Conoco Phillips (US) ........................       70,637         3,418
     Exxon Mobil Corp. (US) ......................      978,700        34,196
     Kinder Morgan, Inc. (US) ....................           70    $        3
     Royal Dutch Petroleum Co. (US) ..............      197,900         8,712
     Unocal Corp. (US) ...........................       99,000         3,027
                                                                   ----------
                                                                       71,113

Paper & Forest Products - 0.6%
     Bowater, Inc. (US) ..........................       34,800         1,460
     International Paper Co. (US) ................      290,500        10,159
                                                                   ----------
                                                                       11,619

Personal Products - 0.1%
     Estee Lauder Cos., Inc. - Cl. A (US) ........      100,000         2,640

Pharmaceuticals - 7.3%
     Abbott Laboratories (US) ....................       95,300         3,812
     Allergan, Inc. (US) .........................      129,400         7,456
     AstraZeneca Group plc - ADR (US) ............      226,800         7,958
     Forest Laboratories, Inc. (US) ..............      188,600        18,524
     Johnson & Johnson (US) ......................      303,700        16,312
     King Pharmaceuticals, Inc. (US) .............      337,000         5,793
     Merck & Co., Inc. (US) ......................      142,300         8,056
     Pfizer, Inc. (US) ...........................    1,576,800        48,203
     Pharmacia Corp. (US) ........................      344,700        14,408
     Wyeth (US) ..................................      277,500        10,379
                                                                   ----------
                                                                      140,901

Real Estate Investment Trust - 0.0%
     General Growth Properties (US) ..............       18,300           952

Road & Rail - 0.5%
     Canadian National Railway Co. (US) ..........        8,400           349
     Norfolk Southern Corp. (US) .................      200,000         3,998
     Union Pacific Corp. (US) ....................       76,032         4,552
                                                                   ----------
                                                                        8,899

Semiconductor Equipment & Products - 2.5%
     Altera Corp. (US) ...........................      290,000         3,579
     Analog Devices, Inc. (US) ...................       57,500         1,372
     Applied Materials, Inc. (US) ................      777,100        10,126
     Applied Micro Circuits Corp. (US) ...........      110,000           406
     Broadcom Corp. - Cl. A (US) .................       40,000           602
     Intel Corp. (US) ............................    1,139,000        17,734
     KLA-Tencor Corp. (US) .......................       86,900         3,074
     Lam Research Corp. (US) .....................       69,000           745
     Teradyne, Inc. (US) .........................      279,500         3,636
     Texas Instruments, Inc. (US) ................      538,100         8,077
                                                                   ----------
                                                                       49,351

Software - 3.7%
     Amdocs, Ltd. (US) ...........................      112,500         1,105
     BMC Software, Inc. (US) .....................      423,900         7,253
     Cadence Design Systems, Inc. (US) ...........       86,300         1,017

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Software - Continued
     Intuit, Inc. (US) ...........................      185,200    $    8,690
     Macromedia, Inc. (US) .......................       64,900           691
     Microsoft Corp. (US) ........................      816,400        42,208
     Network Associates, Inc. (US) ...............      293,300         4,719
     Oracle Corp. (US) ...........................      465,000         5,022
     Veritas Software Corp. (US) .................       46,100           720
                                                                   ----------
                                                                       71,425

Specialty Retail - 2.1%
     AutoNation, Inc. (US) .......................      107,000         1,344
     AutoZone, Inc. (US) .........................       72,000         5,087
     Home Depot, Inc. (US) .......................      298,000         7,140
     Lowe's Cos., Inc. (US) ......................      444,000        16,650
     RadioShack Corp. (US) .......................       73,600         1,379
     Staples, Inc. (US) ..........................      207,400         3,795
     TJX Cos., Inc. (US) .........................      232,100         4,531
                                                                   ----------
                                                                       39,926

Textiles & Apparel - 0.3%
     Nike, Inc. - Cl. B (US) .....................      118,800         5,283

Tobacco - 0.8%
     Philip Morris Cos., Inc. (US) ...............      312,300        12,657
     UST, Inc. (US) ..............................       97,600         3,263
                                                                   ----------
                                                                       15,920

U.S. Government Agencies - 1.0%
     Federal Home Loan Mortgage Corp. (US) .......      100,000         5,905
     Federal National Mortgage Assoc. (US) .......      202,600        13,033
                                                                   ----------
                                                                       18,938
                                                                   ----------
                               TOTAL COMMON STOCK-         65.6%    1,271,542

                                                         Par
                                                        Value
                                                       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.0%
     Raytheon Co. - Debs. (US)
          6.0% due 12/15/10 ......................   $      125           131
     Raytheon Co. - Notes (US)
          8.3% due 03/01/10 ......................          133           158
                                                                   ----------
                                                                          289

Airlines - 0.2%
     Popular North America, Inc. (US)
          6.125% due 10/15/06 ....................        3,660         3,960

Auto Components - 0.0%
     Arvinmeritor, Inc. - Notes (US)
          8.75% due 03/01/12 .....................           30            32
     TRW, Inc. - Debs. (US)
          7.75% due 06/01/29 .....................           70            82
                                                                   ----------
                                                                          114

Auto Loan - 0.4%
     Ford Motor Credit Co. - Notes (US)
          6.875% due 02/01/06 ....................   $      953    $      955
     Ford Motor Credit Co. (US)
          7.25% due 10/25/11 .....................        1,760         1,710
          7.875% due 06/15/10 ....................          250           251
     General Motors Acceptance Corp. - Notes (US)
          6.125% due 09/15/06 ....................          130           132
          6.875% due 09/15/11 ....................          500           499
          8.0% due 11/01/31 ......................          390           392
     General Motors Acceptance Corp. (US)
          6.875% due 08/28/12 ....................        1,643         1,620
          7.5% due 07/15/05 ......................        1,743         1,835
     General Motors Acceptance Corp. -
      Sr. Notes (US)
          7.0% due 02/01/12 ......................          900           904
                                                                   ----------
                                                                        8,298

Automobiles - 0.1%
     First Invs Auto Owner Trust -
      Notes Cl. A (US)
          3.46% due 12/15/08 .....................           66            67
     Ford Motor Co. - Bonds (US)
          6.625% due 10/01/28 ....................        1,634         1,303
     Hertz Corp. (US)
          7.625% due 08/15/07 ....................          100           100
                                                                   ----------
                                                                        1,470

Banks - 2.4%
     Bank Americorp. - Sr. Notes (US)
          5.125% due 11/15/14 ....................           70            71
     Bank of America Corp. - Sr. Notes (US)
          7.125% due 09/15/06 ....................          125           142
     Bank of America Corp. (US)
          7.4% due 01/15/11 ......................        2,098         2,471
     Bank One Corp. - Notes (US)
          6.5% due 02/01/06 ......................        1,238         1,367
     Barclays Bank plc - 144A(a) (US)
          6.86% due 06/15/32 .....................           30            31
     BNP Paribus Capital Trust - Sub
      144A(a) (US)
          9.003% due 12/29/49 ....................           60            73
     Corporacion Andina De Fomento - Notes (US)
          6.875% due 03/15/12 ....................          160           168
     Credit Suisse First Boston - Sr. Notes (US)
          4.625% due 01/15/08 ....................        1,290         1,308

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Banks - Continued
     Credit Suisse First Boston - Notes (US)
          5.75% due 04/15/07 .....................   $      739    $      791
     Credit Suisse First Boston (US)
          6.5% due 01/15/12 ......................        1,305         1,395
          7.29% due 09/15/09 .....................        4,062         4,740
     Credit Suisse First Boston
      Mortgage - Cl. A2 (US)
          5.935% due 01/15/06 ....................        1,250         1,355
     Credit Suisse First Boston
      Mortgage Securities Corp. - Cl. A1 (US)
          3.801% due 06/15/06 ....................        2,396         2,462
     Credit Suisse First Boston
      Mortgage Securities Corp. (US)
          7.545% due 04/15/10 ....................        2,533         3,008
     CS First Boston Mortgage
       Securities Corp. -Cl A1 (US)
          6.91% due 01/15/08 .....................        5,059         5,598
     First Union National Bank
      Commercial & Mortgage Trust -
      CTF Cl A1 (US)
          5.585% due 08/12/10 ....................          455           488
          7.739% due 07/15/09 ....................        4,754         5,375
     FleetBoston Financial Corp. - Sr.
      Notes (US)
          7.25% due 09/15/05 .....................        1,248         1,382
     J.P. Morgan & Co., Inc. - Sr. Notes
      (US)
          5.75% due 02/25/04 .....................        1,000         1,043
     JP Morgan Chase & Co. - Notes
      (US)
          5.25% due 05/30/07 .....................        2,739         2,895
          5.35% due 03/01/07 .....................        2,340         2,475
     JP Morgan Chase & Co. - Sub.
      Notes (US)
          6.75% due 02/01/11 .....................        3,000         3,262
     Korea Development Bank - Notes
      (US)
          7.125% due 04/22/04 ....................        2,358         2,507
     MBNA National (US)
          7.125% due 11/15/12 ....................        1,410         1,475
     Washington Mutual Bank
      Chatsworth (US)
          5.5% due 01/15/13 ......................           40            41
                                                                   ----------
                                                                       45,923
Beverages - 0.1%
     Anheuser Busch Cos., Inc. - Debs.
      (US)
          6.5% due 02/01/43 ......................        1,232         1,385
Chemicals - 0.1%
     E.I. Du Pont de Nemours & Co. -
      Notes (US)
          3.375% due 11/15/07 ....................   $    1,410    $    1,425
Commercial Services & Supplies - 0.0%
 Cendant Corp. - Notes (US)
          6.785% due 08/15/06 ....................          150           156
     HCA, Inc. - Notes (US)
          6.95% due 05/01/12 .....................          150           158
     John Deere Capital Corp. (US)
          3.125% due 12/15/05 ....................          140           141
     Tyco International Group SA -
      Notes (US)
          5.875% due 11/01/04 ....................           70            68
     USA Education, Inc. (US)
          5.625% due 04/10/07 ....................          125           136
     Waste Management, Inc. - Sr.
      Notes (US)
          6.5% due 11/15/08 ......................           80            86
     Waste Management, Inc. Delaware
      - Sr. Notes 144A(a) (US)
          6.375% due 11/15/12 ....................           15            15
     WMX Technologies, Inc. - Notes
      (US)
          7.0% due 10/15/06 ......................           40            43
                                                                   ----------
                                                                          803
Communications Equipment - 0.1%
     American Tower Corp. - Sr. Notes (US)
          9.375% due 02/01/09 ....................          900           706
     Deutsche Telekom International
      Finance BV - Notes (US)
          9.25% due 06/01/32 .....................           30            38
     Spectrasite Holdings, Inc. - Sr.
      Notes Ser. B (US)
          10.75% due 03/15/10 ....................          500           188
                                                                   ----------
                                                                          932
Credit Card - 0.2%
     Citibank Credit Card Issuance
      Trust - Cl. A1 Notes (US)
          4.95% due 02/09/09 .....................        2,000         2,146
     MBNA Credit Card Master Note
      Trust - Notes Cl. C (US)
          6.8% due 07/15/14 ......................          500           531
     Nordstrom Credit Card Master
      Note Trust - Notes Cl. B 144A(a) (US)
          2.12% due 10/13/10 .....................          150           151
     Pass Through Amortizing Credit
      Card Trust - CTF Cl. A3
      144A(a) (US)
          6.298% due 06/18/12 ....................          208           218

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued
Credit Card - Continued
     Structured Assets Securities Corp.
      (US)
          8.517% due 07/15/27 ....................   $      117    $      127
     Sears Credit Account Master Trust
      - Ser. 1998-2 Cl A (US)
          5.25% due 10/16/08 .....................          802           829
                                                                   ----------
                                                                        4,002
Diversified Financials - 3.1%
     AIG Sunamerica Global Finance
      Co. - Sr. Notes 144A(a) (US)
          5.85% due 08/01/08 .....................          250           277
     Associates Corp. of North America
      - Sr. Notes (US)
          6.25% due 11/01/08 .....................          250           276
     Bear Stearns Commercial
      Mortgage Securities, Inc. - CTF
      Cl. A1 (US)
          6.08% due 09/15/10 .....................        1,893         2,059
     Capital One Financial Corp. -
      Notes (US)
          7.25% due 12/01/03 .....................          250           249
     Chase Commercial Mortgage
      Securities Corp. - Ser. 1997-1 Cl.
      A2 (US)
          7.37% due 02/19/07 .....................        5,460         6,172
     Chase Commercial Mortgage
      Securities Corp. - Cl. C (US)
          7.928% due 07/15/32 ....................        1,000         1,188
     Chase Funding Loan Acquisition
      Trust - Cl. 1A3 (US)
          4.541% due 02/25/23 ....................        4,000         4,069
     Chase Funding Loan Acquisition
      Trust - CTF Cl. IA 3 (US)
          5.353% due 09/25/26 ....................        9,000         9,337
     CIT Group, Inc. - Sr. Notes (US)
          5.5% due 11/30/07 ......................          705           721
          7.75% due 04/02/12 .....................          705           792
     Citigroup, Inc. - Sr. Notes (US)
          5.0% due 03/06/07 ......................        3,000         3,202
     Citigroup, Inc. -  Notes (US)
          5.5% due 08/09/06 ......................        2,000         2,160
     Citigroup, Inc. - Sub. Notes (US)
          5.625% due 08/27/12 ....................        1,340         1,409
     Citigroup, Inc. (US)
          6.5% due 01/18/01 ......................        3,000         3,366
     Citigroup, Inc. - Sub. Notes (US)
          6.625% due 06/15/32 ....................        1,910         2,085
     Devon Financing Corp. - Notes
      (US)
          6.875% due 09/30/11 ....................          225           251
     Gemstone Investor, Ltd. - Sr. Notes
      (US)
          7.71% due 10/31/04 .....................          400           307
     General Electric Capital Corp.
      (US)
          4.25% due 01/15/08 .....................   $      140    $      143
          4.625% due 09/15/09 ....................           50            51
          5.875% due 02/15/12 ....................        2,950         3,154
          6.0% due 06/15/12 ......................           70            75
     Goldman Sachs Group, Inc. (US)
          6.875% due 01/15/11 ....................        3,405         3,801
     Greater Connecticut Consumer
      Loan Trust - Notes Cl. A 144A(a)(US)
          6.25% due 02/15/20 .....................          750           758
     Green Tree Financial Corp. - Ser.
      1996-8 Cl. A6 (US)
          7.6% due 10/15/27 ......................        4,508         4,680
     Monumental Global Funding - Sr.
      Seed. Notes Ser. A 144A(a)(US)
          5.2% due 01/30/07 ......................          250           262
     Morgan Stanley Group, Inc. (US)
          6.75% due 04/15/11 .....................        2,880         3,200
     Nationwide Financial Services, Inc.
      - Sr. Notes (US)
          6.25% due 11/15/11 .....................        1,373         1,432
     Nationwide Life Global Funding
      (US)
          5.35% due 02/15/07 .....................           60            63
     Pemex Project Funding Master
      Trust - Notes (US)
          8.5% due 02/15/08 ......................           51            57
     Residential Asset Securities Corp.
      (US)
          7.18% due 01/25/25 .....................          491           494
     Salomon Brothers Commercial and
      Mortgage Trust - CTF 2001-Cl Cl. A3 (US)
          6.428% due 12/18/35 ....................          925         1,038
     SLM Corp. (US)
          5.375% due 01/15/13 ....................           90            93
     USAA Capital Corp. - 144A(a)
      (US)
          4.0% due 12/10/07 ......................          150           152
     Washington Mutual, Inc. (US)
          5.625% due 01/15/07 ....................        3,050         3,264
     Washington Mutual, Inc. - Sr.
      Notes (US)
          7.5% due 08/15/06 ......................           60            67
     Wells Fargo & Co. - Sub. Notes
      (US)
          5.0% due 11/15/14 ......................           80            81
                                                                   ----------
                                                                       60,785
Diversified Telecommunication Services - 1.4%
 AT&T Corp. - Notes (US)
          6.5% due 03/15/13 ......................        1,053         1,056

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
     AT&T Corp. - Sr. Notes (US)
          8.0% due 11/15/31 ......................   $      125    $      138
     BellSouth Corp. - Notes (US)
          5.0% due 10/15/06 ......................        1,500         1,602
     Cox Communications, Inc. (US)
          7.125% due 10/01/12 ....................        1,103         1,225
     Cox Communications, Inc.- Notes (US)
          7.75% due 11/01/10 .....................           50            57
     Crown Castle International Corp. - Sr. Notes
      (US)
          10.75% due 08/01/11 ....................          250           219
     Deutsche Telekom International (US)
          8.5% due 06/15/10 ......................        1,436         1,654
     France Telecom SA - Notes (US)
          9.25% due 03/01/11 .....................          895         1,035
          10.0% due 03/01/31 .....................        3,315         4,035
     Nextel Communications, Inc. - Sr Ser. Notes
      (US)
          12.0% due 11/01/08 .....................          500           497
     SBC Communications, Inc. - Notes (US)
          5.875% due 08/15/12 ....................          250           270
     Sprint Capital Corp. - Notes (US)
          6.0% due 01/15/07 ......................          275           260
          6.125% due 11/15/08 ....................        3,123         2,842
          7.125% due 01/30/06 ....................          200           198
          8.375% due 03/15/12 ....................        1,800         1,791
          8.75% due 03/15/32 .....................        3,250         3,087
     Telstra, Ltd. - Notes (US)
          6.375% due 04/01/12 ....................          125           138
     Verizon Global Funding Corp. - Notes (US)
          6.75% due 12/01/05 .....................        2,169         2,397
     Verizon Global Funding Corp. - Global Notes
      (US)
          7.375% due 09/01/12 ....................        1,765         2,031
     Verizon New England, Inc. - Debs. (US)
          6.5% due 09/15/11 ......................        1,021         1,127
     Verizon New York, Inc. - Debs. Ser. A (US)
          6.875% due 04/01/12 ....................        1,213         1,363
     Verizon Pennsylvania, Inc. - Debs. Ser. A (US)
          5.65% due 11/15/11 .....................          680           713
     Vodafone Group plc - Notes (US)
          3.95% due 01/30/08 .....................           30            30
     Vodafone Group plc - Debs. (US)
          6.25% due 11/30/32 .....................           80            80
     Voicestream Wireless Corp. Sr Notes (US)
          10.375% due 11/15/09 ...................   $     138     $      145
                                                                   ----------
                                                                       27,990

Electric Utilities - 0.1%
     Cilcorp, Inc. - Sr. Notes (US)
          8.7% due 10/15/09 ......................          185           198
     Constellation Energy Group, Inc. - Sr. Notes
      (US)
          6.125% due 09/01/09 ....................          200           205
     Oncor Electric Delivery Co. - Sr.
      Secd. Notes 144A(a)(US)
          6.375% due 01/15/15 ....................        1,221         1,246
     Progress Energy, Inc. - Sr. Notes (US)
          7.1% due 03/01/11 ......................          250           276
                                                                   ----------
                                                                        1,925

Electric/Gas - 0.0%
     Cilcorp, Inc. - Sr. Bond (US)
          9.375% due 10/15/29 ....................           25            31
     Dominion Resources, Inc. - Sr. Notes Ser. D
      (US)
          5.125% due 12/15/09 ....................           45            45
     Dominion Resources, Inc. - Notes (US)
          5.7% due 09/17/12 ......................          300           311
     Oncor Electric - 144A(a)(US)
          7.0% due 05/01/32 ......................          125           125
                                                                   ----------
                                                                          512

Electronic Equipment & Instruments - 0.0%
     Royal KPNNV - Notes 144A(a) (US)
          8.0% due 10/01/10 ......................           10            12
     Solectron Corp. - Sr. Notes (US)
          9.625% due 02/15/09 ....................          500           487
                                                                   ----------
                                                                          499

Finance - 0.8%
     ABN Amro North America Holding - Secs.
      144A(a)(US)
          6.473% due 12/31/49 ....................           30            31
     American General Finance Corp. (US)
          4.5% due 11/15/07 ......................           70            72
     Bear Stearns & Co., Inc. - Notes (US)
          5.7% due 11/15/14 ......................        2,468         2,524
     California Infras & Ecomomic - Ser.
      1997-I CTF Cl. A6 (US)
          6.38% due 09/25/08 .....................          500           546

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
PUBLICLY-TRADED BONDS-Continued

Finance - Continued
     California Infrastructure
      Development - Ser. 1997-1 CTF Cl. A7 (US)
          6.42% due 09/25/08 .....................   $      500    $      544
     H.J. Heinz Finance - Notes 144A(a)(US)
          6.0% due 03/15/12 ......................        1,363         1,480
     Household Financial Corp. (US)
          5.75% due 01/30/07 .....................          500           523
     Household Financial Corp. - Notes (US)
          6.0% due 05/01/04 ......................          125           129
          6.375% due 11/27/12 ....................        2,968         3,099
          7.0% due 05/15/12 ......................        3,400         3,724
          7.35% due 11/27/32 .....................        2,463         2,655
          8.0% due 05/09/05 ......................          250           270
     Lincoln National Corp. - Notes (US)
          6.2% due 12/15/11 ......................           60            64
     PDVSA FIN, Ltd. - Notes (US)
          6.45% due 02/15/04 .....................           19            18
     Vanderbilt Acquisition Loan Trust -
      Sr./Sub. Cl. A3(US)
          5.7% due 09/07/23 ......................          250           259
                                                                   ----------
                                                                       15,938

Food & Drug Retailing - 0.0%
     Delhaize America, Inc. - Notes (US)
          8.125% due 04/15/11 ....................          130           126
     The Kroger Co. - Notes (US)
          7.5% due 04/01/31 ......................           60            67
                                                                   ----------
                                                                          193

Food Products - 0.3%
     Conagra Foods, Inc. - Notes (US)
          7.875% due 09/15/10 ....................          125           151
     Kellogg Co. - Notes Ser. B(US)
          6.6% due 04/01/11 ......................          200           225
     Kraft Foods, Inc. - Notes (US)
          5.25% due 06/01/07 .....................        3,334         3,601
     Nabisco, Inc. - Debs. (US)
          7.55% due 06/15/15 .....................          500           621
     Sara Lee Corp. - Notes(US)
          6.125% due 11/01/32 ....................        1,594         1,679
                                                                   ----------
                                                                        6,277

Foreign Governmental - 0.2%
     Quebec Province Canada (US)
          5.5% due 04/11/06 ......................        2,790         2,975
     United Mexican States - Notes (US)
          8.625% due 03/12/08 ....................           70            81
          9.875% due 02/01/10 ....................   $      125    $      151
                                                                   ----------
                                                                        3,207

Gas Utilities - 0.2%
     Consolidated Natural Gas Co. - Sr.
      Notes Ser. C(US)
          6.25% due 11/01/11 .....................        1,298         1,405
     Kinder Morgan Energy Partners - Sr. Notes (US)
          6.5% due 09/01/12 ......................        1,480         1,547
          7.3% due 08/15/33 ......................        1,480         1,586
     Southern California Gas Co. - Ser. GG(US)
          4.8% due 10/01/12 ......................           50            50
                                                                   ----------
                                                                        4,588

Health Care Providers & Services - 0.6%
     Columbia/HCA Healthcare Corp. (US)
          6.91% due 06/15/05 .....................        4,030         4,252
     HCA-The Healthcare Co. - Sr. Notes (US)
          7.875% due 02/01/11 ....................        3,850         4,289
     HCA-The Healthcare Corp. - Notes (US)
          7.125% due 06/01/06 ....................          140           149
     Humana, Inc. - Sr. Notes (US)
          7.25% due 08/01/06 .....................          135           145
     Tenet Healthcare Corp. - Sr. Notes (US)
          5.0% due 07/01/07 ......................           30            27
          6.5% due 06/01/12 ......................        1,000           905
          6.875% due 11/15/31 ....................        2,455         2,099
                                                                   ----------
                                                                       11,866

Home Equity Loan - 1.2%
     Centex Home Eqity Loan Trust - CTF Cl. A5(US)
          6.83% due 07/25/32 .....................        2,635         2,825
     Countrywide Home Loan Corp. (US)
          5.5% due 08/01/06 ......................        2,821         2,999
     Pulte Homes, Inc. - Sr. Notes (US)
          7.875% due 06/15/32 ....................        1,500         1,541
     Residential Funding and Mortgage
      Securities - Ser. 2002-HI2 (US)
          5.64% due 10/25/14 .....................        5,000         5,269
     Residential Funding and Mortgage
      Securities - Notes Cl. A7 (US)
          6.9% due 01/25/33 ......................        9,000         9,794

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS-Continued

Home Equity Loan - Continued
     Residential Funding and Mortgage
      Securities Trust II - Ser.2001-
      HSC Cl. A4(US)
          6.43% due 04/25/16 .....................   $      250    $      260
                                                                   ----------
                                                                       22,688

Hotels Restaurants & Leisure - 0.1%
     Boyd Gaming Corp. - Sr. Notes
      (US)
          9.25% due 08/01/09 .....................          250           270
     Six Flags, Inc. - Sr. Notes (US)
          8.875% due 02/01/10 ....................          375           351
          9.5% due 02/01/09 ......................          400           385
                                                                   ----------
                                                                        1,006

Household Durables - 0.1%
     Mohawk Industries, Inc. - Notes
      (US)
          6.5% due 04/15/07 ......................        1,580         1,723

Insurance - 0.1%
     Aetna Inc. - Sr. Notes (US)
          7.375% due 03/01/06 ....................          350           379
     CIGNA Corp. (US)
          6.375% due 10/15/11 ....................        1,962         1,968
     Prudential Insurance Co. - Sr
      Notes 144A(a) (US)
          6.375% due 07/23/06 ....................          350           375
                                                                   ----------
                                                                        2,722

Machinery - 0.1%
     Caterpillar, Inc. - Sr. Debs. (US)
          7.25% due 09/15/09 .....................        1,050         1,230

Media - 1.1%
     AOL Time Warner, Inc. (US)
          6.15% due 05/01/07 .....................        1,894         1,968
     AOL Time Warner, Inc. - Notes
      (US)
          6.875% due 05/01/12 ....................        1,061         1,120
     AOL Time Warner, Inc. - Debs.
      (US)
          7.7% due 05/01/32 ......................        4,955         5,157
     Belo Corp. - Sr. Notes (US)
          7.125% due 06/01/07 ....................           66            72
     CBS Corp. - Sr. Notes (US)
          7.15% due 05/20/05 .....................        3,525         3,852
     Chancellor Media Corp. (US)
          8.0% due 11/01/08 ......................          750           814
     Clear Channel Communications,
      Inc. (US)
          7.65% due 09/15/10 .....................          125           142
     Clear Channel Communications,
      Inc. - Sr. Notes (US)
          7.875% due 06/15/05 ....................          140           153
     Comcast Cable Communications
      (US)
          6.75% due 01/30/11 .....................   $    2,100    $    2,185
     Cox Radio, Inc. - Sr. Notes (US)
          6.625% due 02/15/06 ....................          750           774
     Liberty Media Corp. - Bonds (US)
          7.875% due 07/15/09 ....................          375           407
     TCI Communications, Inc. - Notes
      (US)
          6.875% due 02/15/06 ....................          140           148
     Time Warner, Inc. - Debs. (US)
          7.57% due 02/01/24 .....................          250           251
     Time Warner, Inc. - Notes (US)
          8.18% due 08/15/07 .....................          750           823
     Univision Communications, Inc. -
      Sr. Notes (US)
          7.85% due 07/15/11 .....................        1,015         1,152
     Viacom, Inc. - Sr. Notes (US)
          5.625% due 05/01/07 ....................          120           131
     Viacom, Inc. (US)
          7.7% due 07/30/10 ......................          125           148
          7.875% due 07/30/30 ....................        1,054         1,312
     Young Broadcasting, Inc. (US)
          8.75% due 06/15/07 .....................           85            82
     Young Broadcasting, Inc. - Sr. Sub.
      Notes (US)
          10.0% due 03/01/11 .....................          153           153
                                                                   ----------
                                                                       20,844

Metals & Mining - 0.0%
     Inco, Ltd. - Debs. (US)
          7.2% due 09/15/32 ......................           30            30

Multi-Utilities - 0.0%
     Alabama Power Co. - Sr. Notes
      (US)
          4.7% due 12/01/10 ......................           70            71
     Duke Energy Co. - Sr. Notes
          6.45% due 10/15/32 .....................          110           107
     Florida Power & Light Co. (US)
          4.85% due 02/01/13 .....................           60            61
                                                                   ----------
                                                                          239

Multiline Retail - 0.1%
     J.C. Penney, Inc. - Debs. (US)
          7.95% due 04/01/17 .....................          200           176
     Wal Mart Stores, Inc. (US)
          7.55% due 02/15/30 .....................        1,505         1,902
                                                                   ----------
                                                                        2,078
Oil & Gas - 0.8%
     Amerada Hess Corp. - Notes (US)
          6.65% due 08/15/11 .....................        1,380         1,507

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued
     Anadarko Petroleum Corp. - Sr.
      Notes (US)
          5.375% due 03/01/07 ....................   $    2,195    $    2,346
     Conoco Funding Co. - Notes (US)
          5.45% due 10/15/06 .....................        2,460         2,655
     Conoco Phillips - Notes 144A(a)
      (US)
          5.9% due 10/15/32 ......................           50            50
     Devon Energy Corp. - Sr. Debs.
      (US)
          7.95% due 04/15/32 .....................        1,480         1,779
     Kerr-McGee Corp. - Notes (US)
          6.875% due 09/15/11 ....................        1,767         1,997
     Marathon Oil Corp. - Notes (US)
          6.8% due 03/15/32 ......................        1,494         1,550
     MidAmerican Energy Holdings Co.
      - Sr. Notes 144A(a) (US)
          5.875% due 10/01/12 ....................           30            30
     Occidental Petroleum Corp. - Notes
      (US)
          6.75% due 10/15/12 .....................        1,913         2,179
     Peco Energy Co. (US)
          4.75% due 10/01/12 .....................           30            30
          5.95% due 11/01/11 .....................           50            55
     Pogo Producing Co. - Sr. Sub.
      Notes(US)
          10.375% due 02/15/09 ...................          250           271
     Suncor Energy, Inc. - Notes (US)
          7.15% due 02/01/32 .....................           80            92
     Union Pacific Resources Group,
      Inc. - Ser. 2002-1 (US)
          6.061% due 01/17/23 ....................           50            54
                                                                   ----------
                                                                       14,595

Other Mortgage - 0.5%
     LB Commercial Conduit Mortgage
      Trust (US)
          5.87% due 08/15/06 .....................        2,512         2,661
     LB-UBS Commercial Mortgage
      Trust - Ser. 2000-C4 Cl. A2 (US)
          7.37% due 06/15/10 .....................        5,318         6,273
                                                                   ----------
                                                                        8,934

Paper & Forest Products - 0.2%
     International Paper Co. - Notes
      (US)
          6.75% due 09/01/11 .....................        1,490         1,658
     Weyerhaeuser Co. - Debs. (US)
          6.875% due 12/15/33 ....................        1,974         1,983
                                                                   ----------
                                                                        3,641

Personal Products - 0.0%
     Lauder Estee Cos., Inc. - Sr. Notes
      (US)
          6.0% due 01/15/12 ......................   $       50    $       55

Pharmaceuticals - 0.1%
     Wyeth - Notes 144A(a) (US)
          6.7% due 03/15/11 ......................        1,053         1,174

Real Estate Development - 0.0%
     Rouse Co. - Notes (US)
          7.2% due 09/15/12 ......................           70            72

Real Estate Investment Trust - 0.2%
     Boston Properties, Ltd. - Sr. Notes
      144A(a) (US)
          6.25% due 01/15/13 .....................        1,763         1,785
     EOP Operating LP (US)
          7.75% due 11/15/07 .....................          200           227
     EOP Operations LP - Notes (US)
          6.75% due 02/15/12 .....................           80            86
     Health Care Property Investments,
      Inc. - Sr. Notes (US)
          6.45% due 06/25/12 .....................          973           980
     Kimco Realty Corp. (US)
          6.0% due 11/30/12 ......................           50            51
     Simon Property Group LP - Notes
      144A(a) (US)
          6.35% due 08/28/12 .....................        1,000         1,043
     Socgen Real Estate Co. LLC - Ser.
      A 144A(a) (US)
          7.64% due 12/29/49 .....................          110           121
                                                                   ----------
                                                                        4,293
Semiconductor Equipment & Products - 0.0%
     Analog Devices, Inc. - Sub. Notes
      (US)
          4.75% due 10/01/05 .....................          250           248

Software - 0.0%
     Systems 2001 LLC - CTF Cl. B
      144A(a) (US)
          7.156% due 12/15/11 ....................           98           105

Specialty Retail - 0.0%
     Staples, Inc. - Sr. Notes 144A(a)
      (US)
          7.375% due 10/01/12 ....................          220           241
     Toys "R" Us, Inc. - Notes (US)
          7.625% due 08/01/11 ....................            5             5
                                                                   ----------
                                                                          246
Tobacco - 0.1%
     Philip Morris Cos., Inc. - Debs.
      (US)
          8.25% Due 10/15/03 .....................        2,075         2,150

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Tobacco - Continued
     R.J. Reynolds Tobacco Holdings,
      Inc. - Notes (US)
          6.5% due 06/01/07 ......................   $       80    $       84
                                                                   ----------
                                                                        2,234

Treasury Note - 0.1%
     U.S. Treasury - Notes (US)
          2.0% due 11/03/04 ......................        2,000         2,017

U.S. Government Agencies - 14.9%
     Federal Home Loan Bank - Disc.
      Notes (US)
          5.25% due 02/13/04 .....................        2,000         2,085
     Federal Home Loan Bank - Sr.
      Notes (US)
          5.8% due 09/02/08 ......................        1,000         1,126
     Federal Home Loan Mortgage
      Corp. - Debts. (US)
          5.5% due 07/15/06 ......................          630           692
     Federal Home Loan Mortgage
      Corp. - Bonds (US)
          5.0% due 1/25/32 .......................        1,050         1,047
          5.5% due 1/25/32 .......................        2,400         2,446
          6.0% due 08/01/16 ......................        1,061         1,111
          6.0% due 01/25/32 ......................          500           517
          6.5% due 03/01/17 ......................          471           497
     Federal National Mortgage Assoc.-
      Bonds (US)
          3.426% due 09/25/26 ....................        2,350         2,367
          5.0% due 1/25/17 .......................        2,500         2,560
          5.5% due 09/01/17 ......................          559           581
          5.5% due 1/25/17 .......................        5,000         5,180
          6.0% due 07/01/16 ......................          854           894
          6.0% due 1/25/17 .......................       17,500        18,287
          6.0% due 01/25/32 ......................       31,287        32,333
          6.0% due 02/01/32 ......................        1,297         1,343
          6.0% due 03/01/32 ......................          466           483
          6.125% due 03/15/12 ....................        6,000         6,840
          6.5% due 08/01/13 ......................          950         1,006
          6.5% due 01/25/17 ......................       12,244        12,910
          6.5% due 01/25/32 ......................       59,343        61,772
          6.5% due 04/01/32 ......................        1,868         1,946
          6.5% due 06/01/32 ......................        2,286         2,382
          6.5% due 07/01/32 ......................          166           173
          7.0% due 09/01/16 ......................          684           728
          7.0% due 11/01/30 ......................          327           344
          7.0% due 09/01/31 ......................          586           617
          7.0% due 12/01/31 ......................        1,194         1,256
          7.0% due 01/01/32 ......................          172           181
          7.0% due 1/25/32 .......................       31,688        33,322
          7.0% due 03/01/32 ......................          540           568
          7.0% due 04/01/32 ......................          384           403
          7.25% due 05/15/30 .....................        5,200         6,541
          7.5% due 01/25/28 ......................          200           214
          7.5% due 11/01/30 ......................   $      284    $      302
          7.5 due 06/01/31 .......................          787           836
          7.5 due 1/25/32 ........................       16,730        17,760
          8.0% due 12/01/29 ......................          523           564
          8.0% due 1/25/32 .......................        5,054         5,431
     Federal National Mortgage Assoc.-
      Notes (US)
          3.625% due 04/15/04 ....................        6,000         6,167
          4.25% due 07/15/07 .....................        5,000         5,272
          6.0% due 12/15/05 ......................          555           615
          6.0% due 05/15/08 ......................          775           878
          6.625% due 11/15/10 ....................        4,700         5,518
          7.0% due 07/15/05 ......................        4,670         5,236
     Federal National Mortgage Assoc.-
      Debs. (US)
          6.625% due 11/15/30 ....................        3,962         4,648
     Federal National Mortgage Assoc.-
      Bonds - Ser.2001-50 Cl. BA (US)
          7.0% due 10/25/41 ......................          232           251
     Government National Mortgage
      Assoc.- Bonds (US)
          6.0% due 12/15/32 ......................        2,085         2,168
          6.5% due 1/25/32 .......................       15,000        15,731
          7.0% due 1/25/32 .......................       10,000        10,594
          8.0% due 11/15/30 ......................          455           492
                                                                   ----------
                                                                      287,215

U.S. Governmental - 3.3%
     U.S. Teasury - Notes (US)
          2.125% due 10/31/04 ....................          600           607
          2.25% due 07/31/04 .....................        2,900         2,938
          3.0% due 02/29/04 ......................        2,646         2,699
          3.0% due 11/15/07 ......................        7,629         7,721
          3.25% due 05/31/04 .....................        4,750         4,877
          3.375% due 04/30/04 ....................        2,450         2,516
          3.5% due 11/15/06 ......................          775           806
          4.0% due 11/15/12 ......................        5,522         5,600
          5.25% due 05/15/04 .....................        3,780         3,982
          5.5% due 05/15/09 ......................        2,363         2,681
          5.625% due 02/15/06 ....................        1,755         1,943
          5.75% due 08/15/10 .....................        2,450         2,817
          6.75% due 05/15/05 .....................          900         1,003
     U.S. Treasury - Bonds (US)
          5.25% due 02/15/29 .....................        1,570         1,641
          5.375% due 02/15/31 ....................        5,814         6,338
          6.5% due 11/15/26 ......................          250           304
          6.75% due 08/15/26 .....................        3,825         4,786
          7.25% due 05/15/16 .....................          635           813
          7.875% due 02/15/21 ....................          900         1,235
          8.0% due 11/15/21 ......................          235           327
          8.875% due 08/15/17 ....................        5,390         7,878
                                                                   ----------
                                                                       63,512

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Wireless Telecommunications Services - 0.1%
     AT & T Wireless Services, Inc. - Sr.
      Notes (US)
          7.35% due 03/01/06 .....................   $      475    $      489
     AT&T Wireless Group - Notes
      (US)
          8.125% due 05/01/12 ....................        2,035         2,045
     Cingular Wireless LLC - Sr. Notes
      (US)
          7.125% due 12/15/31 ....................          125           133
                                                                   ----------
                                                                        2,667
                                                                   ----------

                      TOTAL PUBLICLY-TRADED BONDS-         33.4%      645,949

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED
 SECURITIES - 5.3%
     States Street Navigator Securities
      Lending Portfolio ..........................      101,925       101,925

SHORT-TERM INVESTMENTS - 11.9%
     Investment in joint trading
      account (Note B)
          1.388% due 01/02/03 ....................      230,373       230,373
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        116.2%    2,249,789
               Payable, less cash and receivables-        (16.2)%    (312,925)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $1,936,864
                                                     ==========    ==========

ADR-American Depository Receipts.
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $9,755 or .5% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS

Airlines - 0.4%
     Popular North America, Inc.
          6.125% due 10/15/06 ....................   $      855    $      925

Auto Loan - 2.4%
     Ford Motor Credit Co.
          6.7% due 07/16/04 ......................        1,000         1,019
     Ford Motor Credit Co. - Notes
          6.875% due 02/01/06 ....................        1,000         1,002
     Ford Motor Credit Co. - Sr. Notes
          6.125% due 03/20/04 ....................        1,500         1,522
     General Motors Acceptance Corp. -
      Notes
          5.75% due 11/10/03 .....................        1,000         1,017
     General Motors Acceptance Corp. - Notes
          7.48% due 02/28/03 .....................        1,200         1,208
                                                                   ----------
                                                                        5,768

Automobiles - 0.2%
     Premier Auto Trust
          5.82% due 10/08/03 .....................          457           457

Banks - 10.2%
     Bank of America Corp. - Notes
          4.75% due 10/15/06 .....................        1,400         1,482
     Bank of New York, Inc.
          3.9% due 09/01/07 ......................        1,000         1,021
     Bank One Corp. - Notes
          6.875 due 08/01/06 .....................        1,800         2,023
     Credit Suisse First Boston - Notes
          5.75% due 04/15/07 .....................        1,095         1,172
     Credit Suisse First Boston Mortgage
      Securities - CTF 144A(a)
          2.02% due 12/15/11 .....................        5,000         5,000
     Credit Suisse First Boston Mortgage
        Securities Corp. - Cl. A1
          3.801% due 06/15/06 ....................        1,598         1,641
     CWMBS, Inc. - Ser. 1994-C Cl. A6
          6.5% due 03/25/24 ......................          757           761
     First Union Corp. - Notes
          6.95% due 11/01/04 .....................          500           543
          7.55% due 08/18/05 .....................        2,500         2,817
     First Union National Bank Commerical &
      Mortgage Trust - CTF Cl. A1
          7.739% due 07/15/09 ....................        5,368         6,069
     FleetBoston Financial Corp. - Sr. Notes
          4.875% due 12/01/06 ....................          525           546
     J.P. Morgan Chase & Co., Inc. - Sr. Notes
          5.75% due 02/25/04 .....................        1,000         1,043
     J.P. Morgan Chase & Co., Inc. - Notes
          5.25% due 05/30/07 .....................          495           523
                                                                   ----------
                                                                       24,641

Beverages - 0.9%
     Coca Cola Co. - Sr. Notes
          4.0% due 06/01/05 ......................        1,000         1,047
     Pepsi Bottling Holdings, Inc. - Notes
      144A(a)
          5.375% due 02/17/04 ....................   $    1,000    $    1,041
                                                                   ----------
                                                                        2,088

Construction Materials - 0.9%
     ERP Operating CTD Partnership - Notes
          7.1% due 06/23/04 ......................        2,000         2,116

Credit Card - 1.7%
     Citibank Credit Card Issuance Trust -
      Notes
          4.1% due 12/07/06 ......................        2,591         2,697
     Structured Assets Securities Corp. - Ser.
      2001-6 Cl. I-A7
          6.75% due 05/25/31 .....................        1,421         1,423
                                                                   ----------
                                                                        4,120

Diversified Financials - 16.2%
     Asset Backed Securities Corp. - Ser.
      2000-LB1 Cl. AF2
          7.57% due 03/21/24 .....................            1             1
     Associates Corp. of North America - Sr.
      Notes
          5.75% due 11/01/03 .....................        1,450         1,501
     BP Capital Markets plc - Notes
          4.0% due 04/29/05 ......................        1,000         1,045
     Chase Commerical Mortgage Securities
      Corp. - Cl. A1
          7.656% due 06/15/08 ....................        1,764         1,975
     Chase Funding Loan Acquisition Trust -
      Cl. IA3
          4.541% due 02/25/23 ....................        2,500         2,543
     Chase Funding Loan Acquisition Trust -
      CTF Cl. A2
          1.66% due 04/25/23 .....................        1,374         1,372
     Chase Funding Loan Acquisition Trust -
      CTF Cl. IA3
          5.053% due 02/25/23 ....................        2,000         2,086
     Citigroup. Inc. - Notes
          6.75% due 12/01/05 .....................        4,000         4,448
     GE Capital Commerical Mortgage Corp. -
      CTF Cl. A1
          5.033% due 12/10/35 ....................          945           998
     General Electric Capital Corp.
          7.5% due 05/15/05 ......................        3,150         3,518
     Goldman Sachs Group, Inc. - Notes
          7.625% due 08/17/05 ....................        1,000         1,128
     Green Tree Financial Corp. - Ser. 1996-8
      Cl. A6
          7.6% due 10/15/27 ......................          394           409
     Lehman Brothers Holdings, Inc. - Notes
          6.625% due 02/05/06 ....................        2,600         2,833

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
     Morgan Stanley Capital, Inc. - CTF 1998-
      WFI Cl. A1
          6.25% due 03/15/30 .....................   $    3,710    $    3,948
     Morgan Stanley Group, Inc.
          6.1% due 04/15/06 ......................          800           871
     PNC Mortgage Securities Corp. - CTF
      Ser. 1998-14
          6.25% due 01/25/14 .....................        1,473         1,513
     Salomon, Inc. - Sr. Notes
          7.2% due 02/01/04 ......................          500           528
     Saxon Asset Securities Trust - CTF Cl.
      AF2
          3.985% due 03/04/17 ....................        2,000         2,033
     Vanderbilt & Mortgage, Inc. - Sr. Sub.
      CTF Cl. A2
          4.235% due 08/07/14.....................        1,000         1,020
     Wells Fargo & Co. - Notes
          6.625% due 07/15/04 ....................        2,000         2,140
     Wells Fargo & Co. - Ser. 2002-E CTF
      Cl. M
          5.063% due 09/25/32 ....................        2,991         3,077
                                                                   ----------
                                                                       38,987

Diversified Telecommunication Services - 3.0%
     Bellsouth Corp. - Notes
          5.0% due 10/15/06 ......................          500           534
     France Telecom SA - Notes
          8.7% due 03/01/06 ......................        2,000         2,190
     Sprint Capital Corp. - Note
          7.9% due 03/15/05 ......................        2,000         2,020
     Verizon Global Funding Corp. - Notes
          6.75% due 12/01/05 .....................        2,303         2,544
                                                                   ----------
                                                                        7,288

Finance - 3.7%
     Chase Manhattan Corp.
          6.0% due 11/01/05 ......................        2,000         2,134
     Countrywide Funding Corp.
          5.25% due 05/22/03 .....................        1,000         1,013
          5.25% due 06/15/04 .....................          500           520
     Household Financial Corp.
          6.5% due 01/24/06 ......................        2,000         2,130
     Marsh & Mclennan Cos, Inc. - Sr. Notes
          6.625% due 06/15/04 ....................        2,000         2,136
     PNC Funding Corp. - Sr. Notes
          5.75% due 08/01/06 .....................          875           937
                                                                   ----------
                                                                        8,870

Food Products - 1.1%
     Kraft Foods, Inc. - Notes
          4.625% due 11/01/06 ....................        2,500         2,628

Health Care Equipment & Supplies - 0.8%
     Pfizer, Inc. - Notes
          3.625% due 11/01/04 ....................        2,000         2,062

Health Care Providers & Services - 0.6%
     Columbia/HCA Healthcare Corp.
          6.91% due 06/15/05 .....................   $      500    $      528
     Tenet Healthcare Corp. - Sr. Notes
          5.375% due 11/15/06 ....................        1,000           915
                                                                   ----------
                                                                        1,443

Home Equity Loan - 3.0%
     Money Store Home Equity Trust - CTF
      Cl. A8
          7.91% due 05/15/24 .....................        1,276         1,305
     Residential Funding and Mortgage
      Securities - Ser. 2001-S17 CTF Cl. A2
          6.45% due 08/25/31 .....................        6,000         6,011
                                                                   ----------
                                                                        7,316

Media - 0.8%
     AOL Time Warner, Inc.
          6.15 due 05/01/07 ......................          280           291
     AOL Time Warner, Inc. - Notes
          5.625% due 05/01/05 ....................        1,500         1,534
                                                                   ----------
                                                                        1,825

Metals & Mining - 0.4%
     Minnesota Ming & Manufacturing Co.
          4.15% due 06/30/05 .....................        1,000         1,057

Oil & Gas - 1.7%
     Amerada Hess Corp. - Notes
          5.3% due 08/15/04 ......................        1,500         1,562
     Conoco, Inc. - Notes
          5.9% due 04/15/04 ......................        2,550         2,670
                                                                   ----------
                                                                        4,232

Other Mortgage - 0.9%
     LB UBS Commercial Mortgage Trust-
      CTF Cl. A1
          7.95% due 07/15/09 .....................        1,873         2,124

Personal Products - 1.1%
     Colgate Palmolive Co.
          3.98% due 04/29/05 .....................        1,500         1,567
     Unilever Corp. - Notes
          6.75% due 11/01/03 .....................        1,000         1,043
                                                                   ----------
                                                                        2,610

Real Estate Investment Trust - 1.8%
     CarrAmerica Realty Corp. - Notes
          6.625% due 03/01/05 ....................        1,167         1,227
     Mack-Cali Realty - Notes
          7.0% due 03/15/04 ......................        1,500         1,572
     Simon Property Group, Inc. - Notes
          6.75% due 02/09/04 .....................        1,500         1,560
                                                                   ----------
                                                                        4,359

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)
PUBLICLY-TRADED BONDS-Continued

Tobacco - 0.3%
     Philip Morris Cos., Inc. - Debs.
          8.25% due 10/15/03 .....................   $      640    $      663

U.S. Government Agencies - 30.8%
     Federal Home Loan Mortgage Corp. -
      Bonds
          5.75% due 11/15/24 .....................        5,000         5,153
          5.75% due 07/15/26 .....................        4,000         4,065
          7.0% due 08/01/12 ......................        1,416         1,508
          7.0% due 02/01/14 ......................        2,753         2,936
          8.5% due 05/01/15 ......................        2,264         2,477
     Federal Home Loan Mortgage Corp. -
      Notes
          6.5% due 12/01/09 ......................        2,169         2,298
          7.0% due 12/01/10 ......................        1,107         1,179
          7.5% due 11/01/09 ......................        2,058         2,174
          8.0% due 06/01/10 ......................          484           523
     Federal National Mortgage Assoc. -
      Bonds
          3.426% due 09/25/26 ....................        1,500         1,511
          5.25% due 02/28/17 .....................        5,000         5,068
          6.5% due 01/25/17 ......................        5,000         5,272
          7.0% due 10/01/15 ......................        2,719         2,899
          7.0% due 01/15/17 ......................       10,000        10,628
          8.0% due 07/01/14 ......................        2,711         2,944
          8.0% due 09/25/16 ......................        1,774         1,907
     Federal National Mortgage Assoc. -
      Notes
          3.625% due 04/15/04 ....................        6,500         6,681
          3.875% due 03/15/05 ....................        2,000         2,089
          4.25% due 07/15/07 .....................        3,000         3,163
          4.375% due 10/15/06 ....................        1,800         1,910
          5.25% due 06/15/06 .....................        1,400         1,526
          6.0% due 01/01/11 ......................        1,479         1,564
          7.0% due 01/01/03 ......................           14            14
          7.0% due 12/01/10 ......................          818           873
          7.5% due 08/01/09 ......................        1,749         1,867
     Government National Mortgage Assoc. -
      Notes
          7.0% due 12/15/08 ......................        2,011         2,159
                                                                   ----------
                                                                       74,388

U.S. Governmental - 9.0%
     U.S. Treasury - Notes
          2.875% due 06/30/04 ....................        1,570         1,605
          3.25% due 05/31/04 .....................        2,320         2,382
          3.375% due 04/30/04 ....................        4,000         4,108
          3.625% due 03/31/04 ....................        7,020         7,222
          5.25% due 05/15/04 .....................        2,355         2,481
          5.875% due 02/15/04 ....................        3,810         4,006
                                                                   ----------
                                                                       21,804

Whole Loan CMOs - 2.0%
     WAMU Mortgage Pass Thru Certs - Ser.
      2001 Cl. A12
          6.5% due 12/25/31 ......................   $    2,735    $    2,754

Whole Loan CMOs - Continued
     Washington Mutual - Ser. 2001 Cl. A
          6.75% due 05/25/31 .....................        2,000         2,059
                                                                   ----------
                                                                        4,813

Wireless Telecommunications Services - 0.1%
     Verizon Wireless Capital LLC - Notes
          5.375% due 12/15/06 ....................          187           195
                                                                   ----------
     TOTAL PUBLICLY-TRADED BONDS- ................         94.0%      226,779

INVESTMENT COMPANIES HELD
 AS COLLATERAL ON LOANED SECURITIES - 12.8%
     State Street Navigator Securities Lending
      Portfolio ..................................       30,727        30,727

SHORT-TERM INVESTMENTS - 11.6%

Investment in joint trading account (Note B)
          1.388% due 01/02/03 ....................       27,917        27,918
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        118.4%      285,424
              Payables, less cash and receivables-        (18.4)%     (44,307)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  241,117
                                                     ==========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $6,041 or 2.5% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Airlines - 1.1%
     ExpressJet Holdings, Inc. * .................       51,700    $      530

Automobiles - 0.6%
     Lithia Motors, Inc. - Cl. A * ...............       19,300           303

Banks - 6.4%
     BOK Financial Corp. * .......................       10,300           334
     Citizens Banking Corp. * ....................       23,000           570
     First Community Bancorp .....................        2,600            86
     First Midwest Bancorp, Inc. .................       17,750           474
     Fulton Financial Corp. ......................       20,737           366
     NetBank, Inc. * .............................       30,900           299
     Southern Financial Bancorp ..................        8,800           265
     Sterling Bancshares, Inc. ...................       61,500           751
     Umpqua Holdings Corp. .......................        4,500            82
                                                                   ----------
                                                                        3,227

Biotechnology - 2.3%
     Aclara Biosciences Inc. * ...................       40,200            84
     ILEX Oncology, Inc. * .......................       23,100           163
     Illumina, Inc. * ............................       63,500           214
     Kendle International, Inc. * ................       24,200           213
     Lexicon Genetics, Inc. * ....................       32,500           154
     Protein Design Labs, Inc. * .................       12,500           106
     Transkaryotic Therapies, Inc. * .............       23,900           237
                                                                   ----------
                                                                        1,171

Building Products - 0.7%
     York International Corp. ....................       13,800           353

Chemicals - 5.4%
     Ferro Corp. .................................       57,200         1,397
     NOVA Chemicals Corp. ........................        9,100           167
     Spartech Corp. ..............................       22,900           472
     The Scotts Co. - Cl. A * ....................       13,800           677
                                                                   ----------
                                                                        2,713

Commercial Services & Supplies - 4.1%
     Arbitron, Inc. * ............................       11,600           389
     Costar Group, Inc. * ........................       19,000           350
     DeVry, Inc. * ...............................        8,000           133
     LendingTree, Inc. * .........................       33,700           434
     Resources Connection, Inc. * ................       17,000           395
     Steiner Leisure, Ltd. * .....................       18,500           258
     West Corp. * ................................        6,700           111
                                                                   ----------
                                                                        2,070

Communications Equipment - 2.0%
     Advanced Fibre Communications, Inc. * .......        8,200           137
     Alliance Fiber Optic Products, Inc. * .......       34,700            20
     Aspect Communications Corp. * ...............       98,400           279
     Avanex Corp. * ..............................        9,800            10
     Cable Design Technologies Corp. * ...........       36,000           212
     Carrier Access Corp. * ......................       31,500            13
     Polycom, Inc. * .............................       36,200    $      345
                                                                   ----------
                                                                        1,016

Computers & Peripherals - 1.1%
     Gateway, Inc. * .............................      121,900           383
     Intergraph Corp. * ..........................        9,800           174
                                                                   ----------
                                                                          557

Construction & Engineering - 0.5%
     Beazer Homes USA, Inc. * ....................        2,300           139
     Quanta Services, Inc. * .....................       35,000           123
                                                                   ----------
                                                                          262

Containers & Packaging - 1.4%
     AptarGroup, Inc. ............................       22,800           712

Diversified Financials - 4.1%
     American Capital Strategies, Ltd. ...........       36,600           790
     AmeriCredit Corp. * .........................       99,300           769
     Jefferies Group, Inc. .......................        6,500           273
     Medallion Financial Corp. ...................       39,000           152
     Saxon Capital, Inc. * .......................        5,000            62
                                                                   ----------
                                                                        2,046

Diversified Telecommunication Services - 0.4%
     Commonwealth Telephone Enterprises, Inc. * ..        6,000           215

Electrical Equipment - 3.0%
     Electro Scientific Industries, Inc. * .......       28,000           560
     Power Integrations, Inc. * ..................       17,200           292
     Power One, Inc. * ...........................       47,000           267
     Rayovac Corp. * .............................       19,600           261
     Wesco International, Inc. * .................       23,600           130
                                                                   ----------
                                                                        1,510

Electronic Equipment & Instruments - 3.9%
     Advanced Energy Industries, Inc. * ..........       38,200           486
     Credence Systems Corp. * ....................       49,500           462
     Ixia * ......................................       37,400           136
     Nanometrics, Inc. * .........................       23,800           100
     Newport Corp. ...............................       19,000           238
     Rudolph Technologies, Inc. * ................        6,300           121
     Vecco Instruments, Inc. * ...................       35,900           415
                                                                   ----------
                                                                        1,958

Energy Equipment & Services - 3.7%
     Hydril Co. * ................................       20,500           483
     Newpark Resources, Inc. * ...................       45,000           196
     San Juan Basin Royalty Trust ................       44,800           614
     Seacor Smit, Inc. * .........................       13,000           578
                                                                   ----------
                                                                        1,871

Food Products - 1.4%
     Corn Products International, Inc. ...........       14,100           425
     International Multifoods Corp. * ............        8,200           173

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
COMMON STOCK - Continued

Food Products - Continued
     Tootsie Roll Industries, Inc. ...............        2,830    $       87
                                                                   ----------
                                                                          685
Gas Utilities - 3.6%
     Energen Corp. ...............................       30,600           890
     Southwest Gas Corp. .........................       38,200           896
                                                                   ----------
                                                                        1,786
Health Care Equipment & Supplies - 3.5%
     ChromaVision Medical Systems, Inc. * ........       35,600            47
     Concept US, Inc. ............................       14,500           174
     CTI Molecular Imaging, Inc. .................        9,400           232
     MedSourceTechnologies, Inc. * ...............       12,000            78
     Wilson Greatbatch Technologies, Inc. * ......       25,100           733
     Wright Medium Group, Inc. * .................       28,900           504
                                                                   ----------
                                                                        1,768
Health Care Providers & Services - 0.3%
     American Healthcare Services, Inc. * ........        8,700           147

Hotels Restaurants & Leisure - 4.9%
     California Pizza Kitchen, Inc. * ............       24,900           627
     CEC Entertainment, Inc, * ...................       12,700           390
     Four Seasons Hotels, Inc. ...................        5,600           158
     International Speedway Corp. - Cl.A .........        8,200           306
     Landry's Seafood Restaurants, Inc. * ........       10,500           223
     Ruby Tuesday, Inc. ..........................       33,700           583
     Speedway Motorsports, Inc. * ................        7,600           196
                                                                   ----------
                                                                        2,483
Household Durables - 1.0%
     Libbey, Inc. ................................       19,600           510

Insurance - 3.5%
     First American Financial Corp. ..............       24,100           535
     Max Re Capital, Ltd. ........................       24,000           265
     Philadelphia Consolidated Holding Corp. .....          900            32
     W.R. Berkley Corp.  .........................       15,600           618
     Zenith National Insurance Corp. .............       14,000           329
                                                                   ----------
                                                                        1,779
Internet & Catalog Retail - 1.3%
     Gaiam, Inc. - Cl.A * ........................       30,200           313
     Jersey Jill Group, Inc. * ...................        6,700            94
     School Specialty, Inc. * ....................       12,300           246
                                                                   ----------
                                                                          653
Internet Software & Services - 1.3%
     Click Commerce, Inc. * ......................       18,760            38
     Digital Insight Corp. * .....................       23,000           200
     EarthLink, Inc. * ...........................       40,000           218
     MatrixOne, Inc. * ...........................       20,300            87
     NIC, Inc. ...................................       61,800            89
                                                                   ----------
                                                                          632
IT Consulting & Services - 1.7%
     PROQUEST Co. ................................       11,000    $      216
     UNOVA, Inc. * ...............................      106,900           641
                                                                   ----------
                                                                          857
Leisure Equipment & Products - 0.3%
     Pinnacle Systems, Inc. * ....................        9,000           123

Machinery - 1.3%
     Actuant Corp. - Cl.A ........................        2,500           116
     Briggs & Stratton Corp. .....................        7,600           323
     Columbus McKinnon Corp. .....................       25,200            96
     Cummins Engine Company, Inc. * ..............        5,000           141
                                                                   ----------
                                                                          676
Marine - 0.6%
     CP Ships, Ltd. ..............................       23,600           320

Media - 8.3%
     ADVO, Inc. * ................................       10,900           358
     Charter Communications, Inc. - Cl.A * .......       41,500            49
     Emmis Communications Corp. * ................        4,900           102
     Entravision Communications - Cl.A * .........       28,500           284
     GrayTelevision, Inc. ........................       11,200           109
     Insight Communications Company, Inc. * ......       69,400           859
     Martha Stewart Living Omnimedia, Inc. -
      Cl.A*                                              17,000           168
     Media General, Inc. - Cl.A ..................        2,400           144
     Mediacom Communications Corp. * .............       86,000           758
     NetRatings, Inc. * ..........................       25,900           186
     Radio One, Inc. * ...........................       14,000           205
     Radio One, Inc.- Cl.D * .....................       34,900           504
     World Wrestling Federation Entertainment,
      Inc. *                                             33,100           266
     Young Broadcasting, Inc. - Cl.A * ...........       15,000           198
                                                                   ----------
                                                                        4,190
Metals & Mining - 0.6%
     GraftTech International, Ltd. * .............       51,700           308

Multiline Retail - 0.3%
     American Eagle Outfitters, Inc. * ...........       12,000           165

Oil & Gas - 1.3%
     Cabot Oil & Gas Corp. - Cl.A ................       18,800           466
     Spinnaker Exploration Co. * .................        8,100           178
                                                                   ----------
                                                                          644
Pharmaceuticals - 3.0%
     3 Dimensional Pharmaceuticals, Inc. * .......       14,200            45
     American Pharmaceutical Partners, Inc. * ....       12,300           219
     Antigenics, Inc. * ..........................       27,800           285
     Diversa Corp. * .............................       28,200           255
     Durect Corp. * ..............................       17,100            34
     Scios, Inc. * ...............................       11,100           362
     SICOR, Inc. * ...............................        6,100            97

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
COMMON STOCK - Continued

Pharmaceuticals - Continued
     Tanox, Inc. * ...............................       21,900    $      198
                                                                   ----------
                                                                        1,495
Real Estate Development - 0.6%
     Trammell Crow Co. *  ........................       32,400           292

Real Estate Investment Trust - 4.6%
     ANC Rental Corp. * ..........................       58,400             3
     Annaly Mortgage Management, Inc. ............       41,500           780
     Anthracite Capital, Inc. * ..................       24,900           271
     Insignia Financial Group, Inc. * ............       26,700           194
     MeriStar Hospitality Corp. ..................       28,400           187
     Reckson Associates Realty Corp. .............        8,500           179
     SL Green Realty Corp. .......................       22,800           721
                                                                   ----------
                                                                        2,335
Real Estate Operations - 0.8%
     Homestore.com, Inc. * .......................      159,800           136
     JDN Realty Corp. * ..........................          208             2
     MFA Mortgage Investments, Inc. ..............       32,000           269
                                                                   ----------
                                                                          407
Road & Rail - 0.3%
     Werner Enterprises, Inc. * ..................        6,266           135

Semiconductor Equipment & Products - 8.2%
     ASM International NV ........................       22,500           290
     Cymer, Inc. * ...............................       15,700           506
     EMCORE Corp. * ..............................       40,400            88
     ExarCorp. * .................................       27,700           344
     FEI Co. * ...................................       43,000           658
     Helix Technology Corp. ......................       30,200           338
     Kulicke and Soffa Industries * ..............      116,500           666
     LTX Corp. * .................................       74,600           450
     MKS Instruments, Inc. * .....................       15,600           256
     Monolithic Systems Technology, Inc. * .......       17,200           208
     Photon Dynamics, Inc. * .....................       13,500           308
                                                                   ----------
                                                                        4,112
Software - 2.3%
     Acclaim Entertainment, Inc. * ...............       41,200            27
     Click2learn.com, Inc. * .....................       31,900            24
     Fair Issac & Co., Inc. ......................        4,411           188
     Moldflow Corp. * ............................       15,300           115
     National Instruments Corp. * ................        3,000            97
     Novell, Inc. * ..............................       55,000           184
     THQ, Inc. * .................................       31,600           419
     Witness Systems, Inc. * .....................       26,100            90
                                                                   ----------
                                                                        1,144
Specialty Retail - 0.7%
     Charlotte Russe Holding, Inc. * .............       19,800           210
     Genesco, Inc. * .............................        6,200           116
                                                                   ----------
                                                                          326
Textiles & Apparel - 0.5%
     Galyans Trading, Inc. * .....................        3,100    $       31
     Novel Denim Holdings, Ltd. *.................        2,500             8
     Vans, Inc.* .................................       38,000           216
                                                                   ----------
                                                                          255
Transportation Infrastructure - 0.0%
     SCS Transportation, Inc.* ...................          900             9
                                                                   ----------
                               TOTAL COMMON STOCK-         96.9%       48,750

                                                        Par
                                                       Value
                                                      (000's)
PUBLICLY-TRADED BONDS

Wireless Telecommunications Services - 0.1%
 American Tower Corp. - Notes
     6.25% due 10/15/09 ..........................   $      100            67
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-          0.1%           67

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 26.3%
     State Street Navigator Securities Lending
         Portfolio ...............................       13,237        13,237

SHORT-TERM INVESTMENTS - 2.4%
     Investment in joint trading account (Note B)
         1.388% due 01/02/03 .....................        1,184         1,184
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        125.7%       63,238
              Cash and Receivables, less payables-        (25.7)%     (12,911)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   50,327
                                                     ==========    ==========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)
COMMON STOCK

Australia - 0.6%
     Brambles Industries, Ltd. *(BO) .............       21,646    $       58
     Broken Hill Proprietary Co., Ltd. *(BF) .....       79,000           451
                                                                   ----------
                                                                          509

Belgium - 0.7%
     DEXIA *(JP) .................................       24,050           298
     Fortis *(JR) ................................        8,910           157
     UCB SA *(JO) ................................        3,627           114
                                                                   ----------
                                                                          569
Canada - 2.6%
     Alcan Aluminum, Ltd. (BF) ...................       16,842           494
     Bank Nova Scotia Halifax - Disc. Notes*
      (JP) .......................................        9,500           317
     Inco, Ltd. *(BF) ............................       35,900           758
     Royal Bank of Canada (JP) ...................       20,280           743
                                                                   ----------
                                                                        2,312
Denmark - 0.3%
     Novo Nordisk AS (JO) ........................       10,200           294

Finland - 1.3%
     Nokia Oyj * (JW) ............................       73,722         1,171

France - 11.8%
     AXA *(JR) ...................................       31,100           417
     BNP Paribas *(JP) ...........................       26,902         1,095
     Cap Gemini SA *(JU) .........................        1,327            30
     Carrefour SA *(JF) ..........................        2,540           113
     CIE De St. Gobain *(BI) .....................       13,072           383
     Equant *(J1) ................................        1,905             8
     Groupe Danone *(JH) .........................          950           128
     Hermes International *(BY) ..................        3,120           431
     L'Oreal SA *(JK) ............................        1,181            90
     Lafarge SA *(BD) ............................          786            59
     LVMH *(Louis Vuitton Moet Hennessy) (BY) ....        5,688           234
     Orange SA *(J2) .............................       22,490           155
     Pinault-Printemps-Redoute SA *(JD) ..........        1,690           124
     Rhone-Poulenc SA *(JO) ......................       20,630         1,121
     Sanofi-Synthelabo SA *(JO) ..................       19,187         1,172
     Schneider SA *(BK) ..........................       10,145           480
     Societe Generale - Cl. A *(JP) ..............        4,272           249
     Societe Television Francaise (JA) ...........       22,114           590
     Sodexho Alliance SA *(BZ) ...................       24,634           568
     STMicroelectronics *(J0) ....................       10,673           209
     Thomson Multimedia *(JY) ....................       10,500           179
     Total Fina SA - Cl. B *(BB) .................       16,088         2,296
     Vivendi Universal SA *(JA) ..................        7,913           128
                                                                   ----------
                                                                       10,259
Germany - 1.9%
     Allianz AG *(JR) ............................        2,118           201
     Bayer AG *(JL) ..............................        3,915            84
     Bayerishce Vereinsbank AG *(JP) .............        2,577            41
     Deutsche Bank AG *(JP) ......................        7,704    $      355
     Deutsche Telekom AG *(J1) ...................        4,000            51
     E.On AG (J3) ................................        5,955           240
     Gehe AG *(JM) ...............................        8,080           314
     Rhoen-Klinikum AG *(JM) .....................        2,759            90
     SAP AG *(JV) ................................        2,460           195
     Siemens AG *(BL) ............................        1,952            83
                                                                   ----------
                                                                        1,654
Greece - 0.1%
     Hellenic Telecommunication
     Organization SA *(J1) .......................        7,160            79

Hong Kong - 0.7%
     Cheung Kong Holdings, Ltd. *(JS) ............       43,000           280
     HSBC Holdings plc (JP) ......................       16,000           175
     Hutchison Whampoa, Ltd. *(BL) ...............       31,900           199
                                                                   ----------
                                                                          654
Hungary - 0.4%
     Gedeon Richter *(JO) ........................        5,090           336

India - 1.0%
     HDFC Bank Ltd. *(JP) ........................       67,000           306
     Hindustan Lever Ltd. (JJ) ...................      146,210           554
                                                                   ----------
                                                                          860
Italy - 4.8%
     Alleanza Assicurazioni *(JR) ................       53,070           402
     Assicurazioni Generali *(JR) ................        6,814           140
     Banca Intesa SpA (JP) .......................      125,013           264
     ENI *(BB) ...................................       67,872         1,078
     Mediaset SpA *(JA) ..........................       10,781            82
     Mediolanum SpA *(JQ) ........................       24,785           128
     Olivetti SpA *(J1) ..........................       89,218            91
     Telecom Italia Mobile SpA *(J2) .............      143,230           653
     Telecom Italia SpA (J1) .....................      100,130           630
     UniCredito Italiano SpA *(JP) ...............      174,403           697
                                                                   ----------
                                                                        4,165
Japan - 14.0%
    Canon, Inc. *(JZ) ............................       25,000           941
    Credit Saison Co., Ltd. (JQ) .................       13,800           235
    Dai-Ichi Pharmaceutical Co., Ltd. *(JO) ......        9,300           133
    DDI Corp. (J2) ...............................          160           519
    Fanuc, Ltd. *(BM) ............................        3,500           155
    Fuji Television Network, Inc. (JA) ...........           42           169
    Fujisawa Pharmeceutical Co., Ltd. *(JO) ......       23,000           526
    Hitachi Chemical *(JY) .......................       16,600           142
    Honda Motor Co. *(BV) ........................       19,000           702
    Ito-Yokado Co., Ltd. *(JD) ...................        8,000           236
    Japan Telecom Co. *(J1) ......................           29            90
    Keyence Corp. *(JY) ..........................        1,000           174
    Kyocera Corp. *(JY) ..........................        2,900           169
    Marui Co., Ltd. *(JD) ........................       28,000           274
    Mitsubishi Estate Co., Ltd. *(JS) ............       49,000           373

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

Japan - Continued
     Mitsui Fudosan Co., Ltd. * (JS) .............       80,000    $      519
     Murata Manufacturing Co., Ltd * (JY) ........        3,200           125
     Nomura Securities Co., Ltd. * (JQ) ..........       31,000           348
     NTT Mobile Communications Network,
      Inc. * (J2) ................................          355           655
     Rohm Co., Ltd. * (J0) .......................        2,300           293
     Secom Co. * (BO) ............................       25,000           857
     Seven-Eleven Japan * (JF) ...................       18,000           549
     Shin-Etsu Chemical Co. * (BC) ...............        6,600           216
     Shiseido Co., Ltd. * (JK) ...................       39,000           507
     SMC Corp. * (BM) ............................        2,500           234
     Sony Corp. * (JY) ...........................       22,500           940
     Sumitomo Corp. * (BO) .......................       19,000            81
     Suzuki Motor Corp. * (BV) ...................       23,000           250
     Takeda Chemical Industries * (BC) ...........        8,000           334
     Takefuji Corp. * (JQ) .......................        3,410           197
     Toppan Printing Co. * (JA) ..................       11,000            83
     Toyota Motor Corp. * (BV) ...................       26,000           698
     Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..       16,000           463
                                                                   ----------
                                                                       12,187

Luxembourg - 0.1%
     Society Europeenne des Satellites (JA) ......        7,670            52

Malaysia - 1.7%
     Magnum Corp. Berhad * (BZ) ..................      539,000           325
     Malayan Banking Berhad * (JP) ...............      162,000           316
     Resorts World Berhad * (BZ) .................      144,000           354
     Sime Darby Berhad * (BL) ....................      350,000           457
                                                                   ----------
                                                                        1,452

Mexico - 1.3%
     Cifra SA de CV - Ser. V * (JD) ..............      144,700           331
     Fomento Economico Mexicano SA de CV * (JG) ..       89,000           324
     GF BBVA Bancomer - Ser. B (JP) ..............      662,800           503
                                                                   ----------
                                                                        1,158

Netherlands - 4.4%
     Akzo Nobel NV * (BC) ........................        1,250            40
     ASM Lithography Holding NV (J0) .............       29,710           248
     Elsevier NV * (JA) ..........................       22,520           275
     Fortis * (JR) ...............................       17,510           306
     ING Groep NV (JQ) ...........................       49,670           841
     Koninklijke * (Royal) Philips Electronics
      NV (JY) ....................................       86,446         1,002
     Koninklijke Ahold NV * (JY) .................        9,500           120
     Royal Dutch Petroleum Co. * (BB) ............        8,460           372
     VNU NV * (JA) ...............................       15,308           399
     Wolters Kluwer NV * (JA) ....................       15,295           266
                                                                   ----------
                                                                        3,869

Norway - 0.4%
     Orkla ASA * (JH) ............................       15,750           268
     Statoil ASA * (BB) ..........................        6,450    $       54
                                                                   ----------
                                                                          322

Portugal - 0.0%
     Jeronimo Martins SGPS SA * (JF) .............        5,383            39

Singapore - 0.9%
     Haw Par Value Corp., Ltd. (BL) ..............        3,845             7
     Mobile One * (J1) ...........................      204,000           144
     United Overseas Bank, Ltd. * (JP) ...........       94,072           640
                                                                   ----------
                                                                          791

South Africa - 1.3%
     Gold Fields Mining * (BF) ...................       23,900           334
     Impala Platinum Holdings, Ltd. (BF) .........        2,840           180
     Nedcor, Ltd. * (JP) .........................       49,159           637
                                                                   ----------
                                                                        1,151

South Korea - 2.4%
     Kookmin Bank * (JP) .........................        7,900           280
     Samsung Electronics * (JY) ..................        3,770           998
     Shinhan Financial (JP) ......................       18,000           188
     SK Telecom Co., Ltd. * (J2) .................        3,200           618
                                                                   ----------
                                                                        2,084

Spain - 3.0%
     Banco Bilbao Vizcaya SA * (JP) ..............       64,820           620
     Banco Santander Central Hispano SA * (JP) ...       68,970           473
     Endesa SA * (J3) ............................       20,894           244
     Gas Natural SDG SA * (J4) ...................       17,200           326
     Inditex (JE) ................................       15,800           373
     Repsol SA * (BB) ............................       11,771           156
     Telefonica SA * (J1) ........................       46,004           411
                                                                   ----------
                                                                        2,603

Sweden - 2.5%
     Electrolux AB - Ser. B * (BW) ...............       14,910           236
     Hennes & Mauritz AB * (JE) ..................       24,590           475
     Nordic Baltic Holding AB (JP) ...............       42,620           188
     SANDVIK AB * (BM) ...........................        3,220            72
     Securitas AB * (BO) .........................       92,328         1,105
     Telefonaktiebolaget LM Ericsson AB (JW) ......      105,835           74
                                                                   ----------
                                                                        2,150

Switzerland - 4.6%
     Adecco SA * (BO) ............................       23,000           901
     Credit Suisse Group * (JP) ..................        5,500           119
     Nestle SA * (JH) ............................        7,428         1,574
     Roche Holdings AG * (JO) ....................        6,300           439
     UBS AG * (JP) ...............................       21,066         1,024
                                                                   ----------
                                                                        4,057

Taiwan - 1.1%
     China Trust Finance (JP) ....................      586,000           479

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Taiwan - Continued
     Taiwan Semiconductor * (JO) .................      359,500    $      442
                                                                   ----------
                                                                          921

Thailand - 1.0%
     Bangkok Bank * (JP) .........................      390,400           448
     Siam Commercial Bank * (JP) .................       30,000            19
     Siam Commercial Bank Public Co. * (JP) ......      672,000           448
                                                                   ----------
                                                                          915

United Kingdom - 22.8%
     Abbey National First Capital BV (JP) ........       18,025           150
     AstraZeneca Group plc * (JO) ................       25,283           903
     Autonomy Corp. plc * (JV) ...................        7,832            22
     BG Group plc * (BB) .........................       42,645           184
     BP Amoco plc (BB) ...........................       88,000           605
     Brambles Industries * (BO) ..................      150,940           369
     Cable & Wireless plc * (JI) .................       56,050            40
     Cadbury Schweppes plc * (JH) ................       59,903           373
     Celltech Group plc * (JN) ...................       25,581           142
     Centrica plc * (J4) .........................       60,900           168
     Compass Group plc * (BZ) ....................      187,930           998
     David S. Smith Holdings plc (BE) ............       20,240            48
     Diageo plc * (JG) ...........................       56,004           608
     Electrocomponents plc * (JY) ................       75,680           350
     Friends Provident plc * (BL) ................       29,780            58
     GKN * (BU) ..................................        6,800            22
     GlaxoSmithKline plc * (JO) ..................      139,581         2,678
     Granada Compass plc * (JA) ..................       64,508            83
     Hays plc * (BO) .............................      160,915           240
     Hilton Group plc * (BZ) .....................       31,000            83
     Kingfisher plc * (JE) .......................      162,332           581
     P&O Princess Cruises plc (BZ) ...............       10,800            75
     Reckitt Benckiser plc * (JJ) ................        8,772           170
     Reed International plc (JA) .................      196,587         1,683
     Rio Tinto plc * (BF) ........................       52,253         1,043
     Royal Bank of Scotland Group * (JP) .........       77,860         1,865
     Shell Transport & Trading Co. plc * (BB) ....      196,961         1,297
     Standard Chartered plc * (JP) ...............       17,600           200
     Tesco plc * (JF) ............................      245,430           766
     Tomkins plc (BL) ............................      107,556           329
     Unilever plc * (JK) .........................       73,488           699
     United Business Media (JA) ..................       16,593            78
     Vodafone Air Touch plc(J2) ..................    1,106,264         2,017
     Woolworths Group * (BL) .....................       73,328            43
     WPP Group plc * (JA) ........................      120,380           919
                                                                   ----------
                                                                       19,889

United States - 5.7%
     America Movil SA de CV - ADR - Ser. L
         (J2) ....................................       28,300           406
     Celestica, Inc. * (JY) ......................       15,764           222
     Check Point Software Technologies, Ltd.
         *(JT) ...................................       11,675           151
     Coca-Cola Co. - ADR (JG) ....................       13,000           233
     Companhia Vale do Rio Doce - ADR (BF) .......        9,969    $      274
     Compania Brasileira de Distribuicao
         Grupo Pao de Acucar - ADR (JF) ..........       20,600           315
     Embraer - Empresa Brasileira de
         Aeronautica SA * (BH) ...................       10,394           165
     Icici Bank, Ltd. - ADR (JP) .................       47,642           310
     KT Corp. - ADR * (JI) .......................       24,931           537
     Lukoil Holding - ADR * (BB) .................        7,810           480
     Mobile Systems - ADR * (J2) .................        8,400           312
     Petroleo Brasileiro SA ADR - ADR (BB) .......       20,492           269
     POSCO - ADR (BF) ............................       22,901           566
     Skillsoftpub Co., Ltd. - ADR * (JV) .........        5,076            14
     Telefonica SA * (J1) ........................        5,603           149
     Telefonos de Mexico SA - ADR (J1) ...........        7,394           237
     Teva Pharmaceutical Industries, Ltd. -
         ADR * (JO) ..............................        9,260           358
                                                                   ----------
                                                                        4,998
                                                                   ----------
                               TOTAL COMMON STOCK-         93.4%       81,500

PREFERRED STOCK

Australia - 0.5%
     News Corp., Ltd. (JA) .......................       85,671           460
                                                                   ----------
                            TOTAL PREFERRED STOCK-          0.5%          460

                                                         Par
                                                        Value
                                                       (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 13.0%
     State Street Navigator Securities Lending
         Portfolio ...............................   $   11,364        11,364

SHORT-TERM INVESTMENTS
     Investment in joint trading account
         (Note B) - 1.7%
         1.388% due 01/02/03 .....................        1,443         1,443
     Euro Time Deposit - 1.2%
         2.5% due 01/02/03 .......................        1,000         1,049
                                                                   ----------
                     TOTAL SHORT-TERM INVESTMENTS-          2.9%        2,492
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        109.8%       95,816
              Cash and Receivables, less payables-         (9.8)%      (8,538)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   87,278
                                                     ==========    ==========
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market      % of
                                            Industry       Value     Long-Term
             INDUSTRY                     Abbreviation    (000s)    Investments

Banks ..................................      JP         $ 13,445          16.4%
Pharmaceuticals ........................      JO            8,538          10.4%
Oil & Gas ..............................      BB            6,790           8.3%
Wireless Telecommunications Services ...      J2            5,335           6.5%
Media ..................................      JA            5,267           6.4%
Electronic Equipment & Instruments .....      JY            4,422           5.4%
Metals & Mining ........................      BF            4,102           5.0%
Commercial Services & Supplies .........      BO            3,611           4.4%
Diversified Telecommunication Services .      J1            2,467           3.0%
Hotels Restaurants & Leisure ...........      BZ            2,404           2.9%
Food Products ..........................      JH            2,342           2.9%
Food & Drug Retailing ..................      JF            1,782           2.2%
Diversified Financials .................      JQ            1,749           2.1%
Automobiles ............................      BV            1,651           2.0%
Insurance ..............................      JR            1,623           2.0%
Specialty Retail .......................      JE            1,429           1.7%
Personal Products ......................      JK            1,296           1.6%
Communications Equipment ...............      JW            1,246           1.5%
Semiconductor Equipment & Products .....      J0            1,192           1.5%
Industrial Conglomerates ...............      BL            1,176           1.4%
Real Estate Investment Trust ...........      JS            1,172           1.4%
Beverages ..............................      JG            1,165           1.4%
Multiline Retail .......................      JD              964           1.2%
Office Electronics .....................      JZ              941           1.1%
Household Products .....................      JJ              724           0.9%
Textiles & Apparel .....................      BY              664           0.8%
Chemicals ..............................      BC              590           0.7%
Gas Utilities ..........................      J4              494           0.6%
Electric Utilities .....................      J3              484           0.6%
Electircal Equipment ...................      BK              480           0.6%
Machinery ..............................      BM              461           0.6%
Health Care Providers & Services .......      JM              404           0.5%
Building Products ......................      BI              383           0.5%
Household Durables .....................      BW              236           0.3%
Software ...............................      JV              231           0.3%
Aerospace & Defense ....................      BH              165           0.2%
Internet Software & Services ...........      JT              151           0.2%
Biotechnology ..........................      JN              142           0.2%
Health Care Equipment & Supplies .......      JL               84           0.1%
Construction Materials .................      BD               59           0.1%
Containers & Packaging .................      BE               47           0.1%
IT Consulting & Services ...............      JU               30           0.0%
Auto Components ........................      BU               22           0.0%
                                                         --------   -----------
                                                         $ 81,960         100.0%
                                                         ========   ===========

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK

Aerospace & Defense - 1.2%
     Boeing Co. * ................................       46,637    $    1,539
     General Dynamics Corp. * ....................       11,292           896
     Lockheed Martin Corp. .......................       25,332         1,463
     Northrop Grumman Corp. * ....................       10,200           989
     Raytheon Co. * ..............................       22,659           697
     Rockwell Collins, Inc. * ....................        9,766           227
                                                                   ----------
                                                                        5,811

Air Freight & Couriers - 1.0%
     Fedex Corp. .................................       16,614           901
     United Parcel Service, Inc. -Cl.B ...........       62,100         3,917
                                                                   ----------
                                                                        4,818

Airlines - 0.2%
     AMR Corp. * .................................        7,724            51
     Delta Air Lines, Inc. * .....................        6,679            81
     Southwest Airlines Co. ......................       42,358           589
                                                                   ----------
                                                                          721

Auto Components - 0.3%
     B.F. Goodrich Co. * .........................        6,750           124
     Cooper Tire & Rubber Co. * ..................        3,406            52
     Dana Corp. ..................................        8,430            99
     Delphi Automotive Systems Corp. * ...........       29,683           239
     Goodyear Tire & Rubber Co. * ................        8,931            61
     Ingersoll-Rand Co. - Cl. A * ................        9,245           398
     Johnson Controls, Inc. ......................        4,826           387
     Visteon Corp. * .............................        6,356            44
                                                                   ----------
                                                                        1,404

Automobiles - 0.6%
     Ford Motor Co. ..............................      101,597           945
     General Motors Corp. * ......................       31,398         1,157
     Harley-Davidson. Inc. * .....................       16,940           783
                                                                   ----------
                                                                        2,885

Banks - 6.4%
     AmSouth Bancorp. * ..........................       19,339           371
     Bank of America Corp. * .....................       83,699         5,823
     Bank of New York Co., Inc. * ................       40,670           975
     Bank One Corp. * ............................       64,945         2,374
     BB&T Corp. * ................................       26,937           996
     Charter One Financial, Inc. .................       12,429           357
     Comerica, Inc. * ............................        9,960           431
     Fifth Third Bancorp * .......................       32,191         1,885
     First Tennessee National Corp. ..............        6,800           244
     FleetBoston Financial Corp. .................       58,195         1,414
     Golden West Financial Corp. * ...............        8,710           626
     Huntington Bancshares, Inc. * ...............       13,196           247
     JP Morgan Chase & Co. .......................      111,837         2,684
     KeyCorp * ...................................       24,017           604
     Marshall & Ilsley Corp. * ...................       12,600           345
     Mellon Financial Corp. * ....................       24,394           637
     National City Corp. * .......................       34,274           936
     North Fork Bancorp., Inc. * .................        8,900    $      300
     Northern Trust Corp. ........................       12,524           439
     PNC Bank Corp. * ............................       15,920           667
     Regions Financial Corp. .....................       12,731           425
     South Trust Corp. * .........................       19,133           476
     Suntrust Banks, Inc. * ......................       15,625           889
     Synovus Financial Corp. * ...................       17,172           333
     Union Planters Corp. * ......................       11,098           312
     US Bancorp  * ...............................      107,390         2,279
     Wachovia Corp. * ............................       75,885         2,765
     Zions Bancorp * .............................        4,934           194
                                                                   ----------
                                                                       30,028

Beverages - 3.0%
     Adolph Coors Co. - Cl. B * ..................        2,054           126
     Anheuser-Busch Cos., Inc. ...................       48,105         2,328
     Brown-Forman Corp. - Cl. B * ................        3,600           235
     Coca-Cola Co. * .............................      138,617         6,074
     Coca-Cola Enterprises, Inc. * ...............       25,248           549
     Pepsi Bottling Group, Inc. * ................       15,418           396
     PepsiCo, Inc. * .............................       96,591         4,078
     Starbucks Corp. * ...........................       21,153           431
                                                                   ----------
                                                                       14,217

Biotechnology - 1.1%
     Amgen, Inc. * ...............................       71,998         3,480
     Biogen, Inc. ................................        8,416           337
     Chiron Corp. * ..............................       10,176           383
     Genzyme Corp. * .............................       11,900           352
     MedImmune, Inc. * ...........................       13,609           370
                                                                   ----------
                                                                        4,922

Building Products - 0.1%
     Crane Co. * .................................        3,037            61
     Masco Corp. * ...............................       27,369           576
                                                                   ----------
                                                                          637

Chemicals - 1.5%
     Air Products & Chemicals, Inc. * ............       12,832           549
     Dow Chemical Co. * ..........................       50,548         1,501
     E.I. du Pont de Nemours & Co. * .............       55,699         2,362
     Eastman Chemical Co. * ......................        4,112           151
     Engelhard Corp. * ...........................        7,190           161
     Great Lakes Chemical Corp. ..................        2,373            57
     Hercules, Inc. * ............................        6,957            61
     International Flavors & Fragrances, Inc. * ..        5,339           187
     Monsanto Co. ................................       15,036           289
     PPG Industries, Inc. * ......................        9,545           479
     Praxair, Inc. * .............................        9,107           526
     Rohm & Haas Co. .............................       12,247           398
     Sigma-Aldrich Corp. * .......................        3,810           185
                                                                   ----------
                                                                        6,906

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Commercial Services & Supplies - 2.2%
     Allied Waste Industries, Inc. ...............        9,711    $       97
     Apollo Group, Inc. - Cl. A * ................        9,800           431
     Automatic Data Processing, Inc. .............       33,508         1,315
     Avery Dennison Corp. * ......................        6,260           382
     Cendant Corp. ...............................       58,407           612
     Cintas Corp. * ..............................        9,346           428
     Concord EFS, Inc. * .........................       29,001           456
     Convergys Corp. * ...........................        8,949           136
     Deluxe Corp. * ..............................        3,303           139
     Ecolab, Inc. * ..............................        7,186           356
     Equifax, Inc. * .............................        7,408           171
     First Data Corp. * ..........................       42,040         1,489
     Fiserv, Inc. * ..............................       10,481           356
     H & R Block, Inc. * .........................       10,366           417
     Honeywell International, Inc. ...............       45,939         1,103
     IMS Health, Inc. * ..........................       15,829           253
     Paychex, Inc. ...............................       21,093           588
     Pitney Bowes, Inc. * ........................       12,859           420
     R.R. Donnelley & Sons Co. * .................        6,071           132
     Robert Half International, Inc. * ...........        9,055           146
     Sabre Group Holdings, Inc. * ................        7,767           141
     Waste Management, Inc. * ....................       34,167           783
                                                                   ----------
                                                                       10,351

Communications Equipment - 2.0%
     ADC  Telecommunications, Inc. ...............       44,937            94
     Andrew Corp. * ..............................        4,668            48
     Avaya, Inc. * ...............................       20,815            51
     Ciena Corp. * ...............................       24,976           128
     Cisco Systems, Inc. * .......................      404,044         5,293
     Comverse Technology, Inc. ...................        9,670            97
     Corning, Inc. * .............................       63,253           209
     JDS Uniphase Corp. * ........................       82,791           205
     Lucent Technologies, Inc. * .................      187,478           236
     Motorola, Inc. ..............................      127,889         1,106
     Qualcomm, Inc. * ............................       43,801         1,594
     Scientific-Atlanta, Inc. * ..................        7,837            93
     Tellabs, Inc. ...............................       21,195           154
                                                                   ----------
                                                                        9,308

Computers & Peripherals - 3.5%
     Apple Computer, Inc. * ......................       20,808           298
     Dell Computer Corp. * .......................      144,883         3,874
     EMC Corp. * .................................      123,222           757
     Gateway, Inc. * .............................       15,570            49
     Hewlett-Packard Co. * .......................      170,909         2,967
     International Business Machines Corp. .......       94,427         7,318
     Lexmark International Group, Inc. -
      Cl. A * ....................................        7,187           435
     NCR Corp. * .................................        4,940           117
     Network Appliance, Inc. * ...................       18,073           181
     Sun Microsystems, Inc. ......................      182,037           566
                                                                   ----------
                                                                       16,562

Construction & Engineering - 0.1%
     American Standard Cos., Inc. * ..............        4,100    $      292
     Fluor Corp. * ...............................        4,515           126
     McDermott International, Inc. * .............        4,089            18
                                                                   ----------
                                                                          436

Construction Materials - 0.1%
     United States Steel Corp. * .................        5,529            73
     Vulcan Materials Co. * ......................        5,547           208
                                                                   ----------
                                                                          281

Containers & Packaging - 0.2%
     Ball Corp. ..................................        3,380           173
     Bemis Co., Inc. * ...........................        2,977           148
     Pactiv Corp. * ..............................        8,431           184
     Sealed Air Corp. * ..........................        4,718           176
     Temple-Inland, Inc. * .......................        2,772           124
                                                                   ----------
                                                                          805

Credit Card - 0.3%
     MBNA Corp. * ................................       70,971         1,350

Diversified Financials - 6.7%
     American Express Co. * ......................       73,524         2,599
     Bear Stearns Cos., Inc. * ...................        5,369           319
     Capital One Financial Corp. .................       12,303           366
     Charles Schwab Corp. * ......................       76,291           828
     Citigroup, Inc. * ...........................      286,903        10,096
     Countrywide Credit Industries, Inc. * .......        6,972           360
     Franklin Resources, Inc. * ..................       14,685           500
     Goldman Sachs Group, Inc. ...................       26,700         1,818
     Household International, Inc. ...............       26,641           741
     Lehman Brothers Holdings, Inc. ..............       13,658           728
     Merrill Lynch & Co., Inc.* ..................       48,021         1,822
     Morgan Stanley, Dean Witter, Discover & Co. .       60,718         2,424
     SLM Corp. * .................................        8,437           876
     State Street Corp. ..........................       18,117           707
     Stillwell Financial, Inc. * .................       12,519           164
     T. Rowe Price Group, Inc. * .................        6,979           190
     The Dun & Bradstreet Corp. * ................        8,629           356
     Washington Mutual, Inc. * ...................       52,753         1,822
     Wells Fargo & Co. * .........................       94,596         4,434
                                                                   ----------
                                                                       31,150

Diversified Telecommunication Services - 3.9%
     Alltel Corp. * ..............................       17,355           885
     AT&T Corp. * ................................       42,885         1,120
     BellSouth Corp. * ...........................      103,626         2,681
     CenturyTel, Inc. ............................        8,205           241
     Citizens Communications Co. * ...............       14,815           156
     Nextel Communications, Inc. - Cl. A * .......       54,213           626
     Qwest Communications International, Inc. ....       96,778           484
     SBC Communications, Inc. * ..................      185,695         5,034
     Sprint Corp. * ..............................       50,389           730

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
     Sprint PCS * ................................       53,963    $      236
     Verizon Communications * ....................      152,908         5,925
                                                                   ----------
                                                                       18,118

Electric Utilities - 2.0%
     AES Corp. * .................................       27,892            84
     Allegheny Energy, Inc. * ....................        6,781            51
     Ameren Corp. * ..............................        8,800           366
     American Electric Power Co. * ...............       19,129           523
     Calpine Corp. ...............................       21,334            70
     Cinergy Corp. * .............................        9,331           315
     CMS Energy Corp. * ..........................        6,892            65
     Consolidated Edison, Inc. * .................       11,808           506
     Constellation Energy Group * ................        9,638           268
     DTE Energy Co. * ............................        9,040           420
     Edison International * ......................       17,738           210
     Entergy Corp. * .............................       12,621           575
     Exelon Corp. * ..............................       18,016           951
     Firstenergy Corp. * .........................       16,781           553
     FPL, Group, Inc. ............................       10,056           605
     Mirant Corp. * ..............................       20,762            39
     PG & E Corp. * ..............................       23,263           323
     Pinnacle West Capital Corp. * ...............        4,723           161
     PPL Corp. ...................................        8,912           309
     Progress Energy, Inc. * .....................       13,472           584
     Public Services Enterprise Group, Inc. * ....       12,102           389
     Southern Co. ................................       39,520         1,122
     Teco Energy, Inc. * .........................       10,497           162
     TXU Corp. ...................................       17,286           323
     Xcel Energy, Inc. ...........................       21,849           240
                                                                   ----------
                                                                        9,214

Electric/Gas - 0.3%
     Dominion Resources, Inc. ....................       17,074           938
     NiSource, Inc. * ............................       13,566           271
                                                                   ----------
                                                                        1,209

Electrical Equipment - 0.8%
     American Power Conversion * .................       10,284           156
     Cooper Industries, Ltd. - Cl. A * ...........        5,436           198
     Emerson Electric Co. ........................       23,523         1,196
     Molex, Inc. * ...............................       10,234           236
     Power One, Inc. * ...........................        3,414            19
     Rockwell International Corp. * ..............        9,866           204
     Thomas & Betts Corp. * ......................        2,585            44
     United Technologies Corp. * .................       26,585         1,647
                                                                   ----------
                                                                        3,700

Electronic Equipment & Instruments - 0.3%
     Agilent Technologies, Inc. * ................       26,438           475
     Jabil Circuit, Inc. * .......................       10,278           184
     Millipore Corp. * ...........................        2,568            87
     PerkinElmer, Inc. * .........................        6,478            53
     Sanmina Corp. * .............................       29,165           131
     Solectron Corp. * ...........................       44,170    $      157
     Symbol Technologies, Inc. * .................       12,129           100
     Tektronix, Inc. * ...........................        5,036            92
     Thermo Electron Corp. * .....................        8,864           178
     Waters Corp. * ..............................        7,400           161
                                                                   ----------
                                                                        1,618

Energy Equipment & Services - 0.8%
     Baker Hughes, Inc. * ........................       18,988           611
     Halliburton Co. * ...........................       24,624           461
     Nabors Industries, Ltd. * ...................        8,114           286
     Noble Corp. * ...............................        7,395           260
     Rowan Cos., Inc. * ..........................        5,437           123
     Schlumberger, Ltd. * ........................       32,134         1,353
     Transocean Sedco Forex, Inc. * ..............       18,098           420
                                                                   ----------
                                                                        3,514

Food & Drug Retailing - 1.1%
     Albertson's,Inc.* ...........................       21,566           480
     CVS Corp. ...................................       22,372           559
     Safeway, Inc. * .............................       25,135           587
     SuperValu,Inc. * ............................        6,893           114
     Sysco Corp. * ...............................       36,978         1,102
     The Kroger Co................................       44,179           682
     Walgreen Co. * ..............................       56,880         1,660
     Winn-Dixie Stores, Inc. * ...................        8,104           124
                                                                   ----------
                                                                        5,308

Food Products - 1.4%
     Archer Daniels Midland Co. * ................       36,844           457
     Campbell Soup Co. * .........................       23,394           549
     ConAgra, Inc. ...............................       30,081           752
     General Mills, Inc. * .......................       20,729           973
     H.J.Heinz Co. ...............................       19,207           631
     Hershey Foods Corp. * .......................        7,699           519
     Kellogg Co. * ...............................       22,490           771
     Sara Lee Corp. * ............................       44,044           992
     WM Wrigley Jr. Co. ..........................       12,629           693
                                                                   ----------
                                                                        6,337

Gas Utilities - 0.2%
     El Paso Corp. ...............................       35,003           244
     KeySpan Corp. * .............................        8,100           285
     Nicor, Inc. .................................        2,666            91
     Peoples Energy Corp. * ......................        1,951            75
     Sempra Energy * .............................       11,204           265
     Williams Cos., Inc. * .......................       28,148            76
                                                                   ----------
                                                                        1,036

Health Care Equipment & Supplies - 1.9%
     Amerisource Bergen Corp. * ..................        5,755           313
     Applera Corporation - Applied
      Biosystems Group ...........................       12,307           216
     Bausch & Lomb, Inc. * .......................        2,878           104
     Baxter International, Inc. ..................       32,962           923

JOHN HANCOCK VARIABLE SERIES TRUST 1

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
     Becton, Dickinson & Co. * ...................       14,575    $      447
     Biomet, Inc. * ..............................       14,115           405
     Boston Scientific Corp. * ...................       22,884           973
     C.R. Bard, Inc. * ...........................        3,074           178
     Guidant Corp. * .............................       17,246           532
     Medtronic, Inc. * ...........................       67,858         3,094
     St. Jude Medical, Inc. * ....................       10,150           403
     Stryker Corp. * .............................       11,085           744
     Zimmer Holdings, Inc. * .....................       10,573           439
                                                                   ----------
                                                                        8,771

Health Care Providers & Services - 1.6%
     Aetna US Healthcare, Inc. * .................        8,207           337
     Anthem, Inc. * ..............................        8,000           503
     Cardinal Health, Inc. * .....................       24,698         1,462
     HCA-The Healthcare Corp. * ..................       28,932         1,201
     Health Management Assoc., Inc. - Cl.A * .....       12,756           228
     Healthsouth Corp * ..........................       22,167            93
     Humana, Inc. * ..............................        9,547            95
     Manor Care, Inc. * ..........................        5,065            94
     McKesson HBOC, Inc. .........................       16,447           445
     Quest Diagnostics, Inc. * ...................        5,300           302
     Quintiles Transnational Corp. * .............        6,670            81
     Tenet Healthcare Corp. * ....................       27,958           459
     UnitedHealth Group, Inc. * ..................       16,861         1,408
     Wellpoint Health Networks, Inc. * ...........        8,184           582
                                                                   ----------
                                                                        7,290

Hotels Restaurants & Leisure - 0.9%
     Carnival Corp. * ............................       33,150           827
     Darden Restaurants, Inc. * ..................        9,258           189
     Harrah's Entertainment, Inc. ................        5,970           237
     Hilton Hotels Corp. * .......................       20,136           256
     International Game Technology * .............        5,008           380
     Marriott International, Inc. - Cl. A * ......       13,655           449
     McDonald's Corp. * ..........................       70,981         1,141
     Starwood Hotels & Resorts Worldwide, Inc. * .       11,489           273
     Wendy's International, Inc. * ...............        6,165           167
     Yum Brands, Inc. * ..........................       16,428           398
                                                                   ----------
                                                                        4,317

Household Durables - 0.5%
     American Greetings Corp. - Cl. A * ..........        3,992            63
     Black & Decker Corp. * ......................        4,500           193
     Centex Corp. * ..............................        3,386           170
     Fortune Brands, Inc. * ......................        8,022           373
     KB Home * ...................................        2,764           118
     Leggett & Platt, Inc. * .....................       10,285           231
     Maytag Corp. * ..............................        4,311           123
     Newell Rubbermaid, Inc. * ...................       15,104           458
     Pulte Corp. * ...............................        3,186           153
     Snap-On, Inc. * .............................        3,084            87
     Stanley Works * .............................        4,524    $      156
     Tupperware Corp. * ..........................        2,584            39
     Whirlpool Corp. * ...........................        3,597           188
                                                                   ----------
                                                                        2,352

Household Products - 1.7%
     Clorox Co. * ................................       12,944           534
     Kimberly-Clark Corp. * ......................       28,674         1,361
     Procter & Gamble Co. * ......................       72,584         6,238
                                                                   ----------
                                                                        8,133

Industrial Conglomerates - 4.0%
     3M Co. ......................................       21,876         2,697
     General Electric Co. * ......................      555,646        13,530
     Textron, Inc. * .............................        7,505           323
     Tyco International, Ltd. * ..................      110,647         1,890
                                                                   ----------
                                                                       18,440

Insurance - 4.9%
     Ace, Ltd. ...................................       14,800           434
     AFLAC, Inc. * ...............................       28,865           869
     Allstate Corp. ..............................       39,154         1,448
     Ambac Financial Group, Inc. * ...............        6,154           346
     American International Group, Inc. * ........      145,743         8,431
     Aon Corp. * .................................       16,881           319
     Chubb Corp. * ...............................        9,755           509
     CIGNA Corp. * ...............................        7,518           309
     Cincinnati Financial Corp. * ................        9,234           347
     Hartford Fiancial Services Group, Inc. * ....       13,945           634
     Jefferson-Pilot Corp. * .....................        8,096           309
     John Hancock Financial Services * ...........       15,648           437
     Lincoln National Corp. * ....................       10,273           324
     Loews Corp. * ...............................       10,587           471
     Marsh & McLennan Cos., Inc. * ...............       29,802         1,377
     MBIA, Inc. * ................................        7,816           343
     Metlife, Inc. * .............................       39,190         1,060
     MGIC Investment Corp. * .....................        5,556           229
     Principal Financial Group. * ................       19,100           575
     Progressive Corp. * .........................       12,205           606
     Providian Financial Corp. * .................       14,115            92
     Prudential Financial, Inc. * ................       32,400         1,028
     Safeco Corp. * ..............................        7,886           273
     St. Paul Cos., Inc. .........................       12,326           420
     Torchmark, Inc. * ...........................        6,482           237
     Travelers Property Casualty Corp. - Cl.B * ..       56,355           826
     UnumProvident Corp. * .......................       13,071           229
     XL Capital, Ltd. - Cl.A * ...................        7,594           587
                                                                   ----------
                                                                       23,069

Internet & Catalog Retail - 0.2%
     eBay, Inc. * ................................       17,300         1,173

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Internet Software & Services - 0.1%
     Yahoo, Inc. * ...............................       32,424    $      530

IT Consulting & Services - 0.3%
     Computer Sciences Corp. * ...................        9,845           339
     Electronic Data Systems Corp. * .............       27,181           501
     SunGard Data Systems, Inc. * ................       16,100           379
     Unisys Corp. * ..............................       18,861           187
                                                                   ----------
                                                                        1,406

Leisure Equipment & Products - 0.3%
     Brunswick Corp. * ...........................        5,027           100
     Eastman Kodak Co. * .........................       16,422           575
     Hasbro, Inc. * ..............................        9,076           105
     Mattel, Inc.  * .............................       24,627           472
                                                                   ----------
                                                                        1,252

Machinery - 1.1%
     Caterpillar, Inc. * .........................       19,499           891
     Cummins Engine Company, Inc. * ..............        2,460            69
     Danaher Corp. * .............................        8,507           559
     Deere & Co.  * ..............................       13,341           612
     Dover Corp. .................................       10,796           315
     Eaton Corp. * ...............................        3,800           297
     Illinois Tool Works, Inc. * .................       17,142         1,112
     ITT Industries, Inc. * ......................        5,228           317
     Navistar International Corp., Inc. - Cl.B * .        3,486            85
     Paccar, Inc. * ..............................        6,166           284
     Pall Corp. * ................................        6,079           101
     Parker-Hannifin Corp. .......................        6,320           292
                                                                   ----------
                                                                        4,934

Media - 3.9%
     AOL Time Warner, Inc. * .....................      248,894         3,260
     Clear Channel Communications, Inc. * ........       34,054         1,270
     Comcast Corp. - Cl. A .......................      128,367         3,026
     Dow Jones & Co., Inc. * .....................        4,626           200
     Gannett Co., Inc. * .........................       14,985         1,076
     Interpublic Group Cos., Inc. * ..............       20,646           291
     Knight-Ridder, Inc. * .......................        4,406           279
     McGraw-Hill Cos.,Inc. .......................       10,884           658
     Meredith Corp. * ............................        2,872           118
     New York Times Co. - Cl.A * .................        8,132           372
     Omnicom Group, Inc. * .......................       10,569           683
     The Walt Disney Co. * .......................      113,140         1,845
     TMP Worldwide, Inc. * .......................        5,755            65
     Tribune Co. * ...............................       17,099           777
     Univision Communications, Inc. - Cl.A * .....       12,303           301
     Viacom, Inc. - Cl.B * .......................       98,551         4,017
                                                                   ----------
                                                                       18,238

Metals & Mining - 0.5%
     Alcoa, Inc. * ...............................       47,043         1,072
     Allegheny Technologies, Inc. * ..............        3,867            24
     Freeport-McMoRan Copper & Gold, Inc.
      - Cl.B * ...................................        8,309    $      139
     Newmont Mining Corp. ........................       22,085           641
     Nucor Corp. * ...............................        4,213           174
     Phelps Dodge Corp. * ........................        5,010           159
     Worthington Industries, Inc. * ..............        5,124            78
                                                                   ----------
                                                                        2,287

Multi-Utilities - 0.2%
     CenterPoint Energy, Inc. ....................       16,057           136
     Duke Energy Co. .............................       50,011           977
     Dynegy, Inc. -Cl.A * ........................       19,274            23
                                                                   ----------
                                                                        1,136

Multiline Retail - 3.9%
     Big Lots, Inc. * ............................        6,765            89
     Costco Wholesale Corp. * ....................       25,454           714
     Dillard's, Inc. - Cl.A * ....................        4,824            76
     Dollar General Corp. ........................       18,127           217
     Family Dollar Stores, Inc. ..................       10,050           314
     Federated Department Stores, Inc. * .........       10,987           316
     J.C. Penney Co., Inc. * .....................       14,583           336
     Kohl's Corp. * ..............................       18,784         1,051
     May Department Stores Co. * .................       16,385           377
     Nordstrom, Inc. .............................        7,195           136
     Sears, Roebuck & Co. * ......................       17,878           428
     Target Corp. * ..............................       50,308         1,509
     Wal-Mart Stores, Inc. * .....................      246,502        12,451
                                                                   ----------
                                                                       18,014

Office Electronics - 0.1%
     Xerox Corp. * ...............................       41,710           336

Oil & Gas - 5.1%
     Amerada Hess Corp. * ........................        4,730           260
     Anadarko Petroleum Corp. * ..................       13,937           668
     Apache Corp. ................................        7,910           451
     Ashland, Inc. ...............................        3,601           103
     BJ Services Co. * ...........................        9,100           294
     Burlington Resources, Inc. * ................       11,518           491
     Chevron Texaco Corp. * ......................       59,439         3,951
     Conoco Phillips .............................       37,548         1,817
     Devon Energy Corp. * ........................        8,888           408
     EOG Resources, Inc. * .......................        6,469           258
     Exxon Mobil Corp. * .........................      375,745        13,129
     Kerr-McGee Corp. * ..........................        5,615           249
     Kinder Morgan, Inc. * .......................        6,766           286
     Marathon Oil Corp. * ........................       17,749           378
     Occidental Petroleum Corp. * ................       21,139           601
     Sunoco, Inc. * ..............................        3,922           130
     Unocal Corp. * ..............................       14,254           436
                                                                   ----------
                                                                       23,910

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Paper & Forest Products - 0.5%
     Boise Cascade Corp. * .......................        3,284    $       83
     Georgia-Pacific Corp. * .....................       14,455           233
     International Paper Co. * ...................       26,869           940
     Louisiana-Pacific Corp. * ...................        4,752            38
     MeadWestvaco Corp. * ........................       11,633           287
     Plum Creek Timber Co., Inc. * ...............       10,200           241
     Weyerhaeuser Co. ............................       12,313           606
                                                                   ----------
                                                                        2,428

Personal Products - 0.9%
     Alberto-Culver Cc. - Cl.B * .................        3,282           166
     Avon Products, Inc. .........................       12,945           697
     Colgate-Palmolive Co. .......................       30,116         1,579
     Gillette Co. ................................       58,734         1,783
                                                                   ----------
                                                                        4,225

Pharmaceuticals - 9.8%
     Abbott Laboratories * .......................       87,453         3,498
     Allergan, Inc. * ............................        7,291           420
     Bristol-Myers Squibb Co. * ..................      108,526         2,512
     Eli Lilly & Co. * ...........................       62,835         3,990
     Forest Laboratories, Inc. * .................       10,056           988
     Johnson & Johnson * .........................      165,982         8,915
     King Pharmaceuticals, Inc. * ................       13,522           232
     Merck & Co., Inc. * .........................      125,535         7,107
     Pfizer, Inc. * ..............................      344,156        10,521
     Pharmacia Corp. * ...........................       71,997         3,010
     Schering-Plough Corp. * .....................       81,428         1,808
     Watson Pharmaceuticals,Inc. * ...............        5,454           154
     Wyeth .......................................       74,312         2,779
                                                                   ----------
                                                                       45,934

Real Estate Investment Trust - 0.3%
     Equity Office Properties Trust * ............       22,990           574
     Equity Residential Properties Trust * .......       14,686           361
     Simon Property Group, Inc. ..................       10,700           365
                                                                   ----------
                                                                        1,300

Road & Rail - 0.5%
     Burlington Northern Santa Fe Corp. * ........       21,470           558
     CSX Corp. * .................................       11,610           329
     Norfolk Southern Corp. * ....................       22,059           441
     Ryder System, Inc. ..........................        3,588            80
     Union Pacific Corp. * .......................       14,361           860
                                                                   ----------
                                                                        2,268

Semiconductor Equipment & Products - 2.7%
     Advanced Micro Devices, Inc. ................       18,800           121
     Altera Corp. * ..............................       20,462           253
     Analog Devices, Inc. * ......................       20,623           492
     Applied Materials, Inc. * ...................       91,454         1,192
     Applied Micro Circuits Corp. * ..............       14,537            54
     Broadcom Corp. - Cl.A * .....................       15,303           230
     Intel Corp. .................................      370,280         5,765
     KLA-Tencor Corp. * ..........................       10,670    $      377
     Linear Technology Corp. * ...................       17,146           441
     LSI Logic Corp. * ...........................       19,326           112
     Maxim Integrated Products, Inc. * ...........       17,477           577
     Micron Technology, Inc. .....................       34,067           332
     National Semiconductor Corp., * .............        9,652           145
     Novellus Systems, Inc. * ....................        8,007           225
     PMC-Sierra, Inc. * ..........................        8,939            50
     QLogic Corp. * ..............................        5,234           181
     Teradyne, Inc. * ............................        9,454           123
     Texas Instruments, Inc. * ...................       96,225         1,444
     Xilinx, Inc. * ..............................       19,184           395
                                                                   ----------
                                                                       12,509

Software - 4.8%
     Adobe Systems, Inc. .........................       13,648           339
     Autodesk, Inc. * ............................        6,156            88
     BMC Software, Inc. * ........................       13,454           230
     Citrix Systems, Inc. ........................       10,569           130
     Computer Associates International, Inc. * ...       31,163           421
     Compuware Corp. * ...........................       20,235            97
     Electronic Arts, Inc. * .....................        7,700           383
     Intuit, Inc. * ..............................       11,603           544
     Mercury Interactive Corp. * .................        4,320           128
     Microsoft Corp. * ...........................      298,527        15,434
     Novell, Inc. * ..............................       19,824            66
     NVIDIA Corp. * ..............................        7,703            89
     Oracle Corp. * ..............................      297,764         3,216
     Parametric Technology Corp. .................       12,184            31
     Peoplesoft, Inc. * ..........................       17,828           326
     Rational Software Corp. * ...................        9,700           101
     Siebel Systems, Inc. * ......................       25,159           188
     Veritas Software Corp. * ....................       23,263           363
                                                                   ----------
                                                                       22,174

Speciality Retail - 2.0%
     AutoZone, Inc. * ............................        5,563           393
     Bed Bath & Beyond, Inc. * ...................       16,420           567
     Best Buy Co., Inc. * ........................       18,107           437
     Circuit City Stores, Inc. ...................       10,903            81
     Gap, Inc. * .................................       48,625           755
     Home Depot, Inc. * ..........................      129,344         3,099
     Limited, Inc. * .............................       29,972           417
     Lowe's Cos., Inc. * .........................       43,219         1,621
     Office Depot, Inc. * ........................       17,748           262
     RadioShack Corp. * ..........................        9,170           172
     Sherwin-Williams Co. * ......................        8,028           227
     Staples, Inc. * .............................       26,361           482
     Tiffany & Co. * .............................        7,912           189
     TJX Cos., Inc. * ............................       29,216           570
     Toys "R" Us, Inc. * .........................       10,987           110
                                                                   ----------
                                                                        9,382

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                     Market
                  Name of Issuer                       Shares        Value
                                                                    (000's)

COMMON STOCK - Continued

Textiles & Apparel - 0.3%
     Jones Apparel Group, Inc. ...................        7,200    $      255
     Liz Claiborne, Inc. * .......................        5,752           170
     Nike, Inc. - Cl. B ..........................       14,994           667
     Reebok International, Ltd. * ................        3,485           102
     V.F. Corp. * ................................        6,063           219
                                                                   ----------
                                                                        1,413

Tobacco - 1.1%
     Philip Morris Cos., Inc. * ..................      115,699         4,689
     R.J. Reynolds Tobacco Holdings, Inc. ........        4,900           207
     UST, Inc. * .................................        9,337           312
                                                                   ----------
                                                                        5,208

Trading Companies & Distributors - 0.1%
     Genuine Parts Co. * .........................       10,100           311
     W.W. Grainger, Inc. * .......................        5,338           275
                                                                   ----------
                                                                          586

U.S. Government Agencies - 1.3%
     Federal Home Loan Mortgage Corp. ............       39,007         2,304
     Federal National Mortgage Assoc. * ..........       55,655         3,580
                                                                   ----------
                                                                        5,884

Wireless Telecommunications Services - 0.2%
     AT&T Wireless Group * .......................      150,849           852
                                                                   ----------
                               TOTAL COMMON STOCK-         97.0%      452,397

                                                         Par
                                                        Value
                                                       (000's)

SHORT-TERM INVESTMENTS

     Investment in joint trading account
      (Note B) - 3.2%
     1.388% due 01/02/03 .........................   $   15,059        15,059

U.S. Governmental - 0.3%
     U.S. Treasury Bills
     1.185% due 03/13/03 .........................        1,245    $    1,242
                                                                   ----------
                     TOTAL SHORT-TERM INVESTMENTS-          3.5%       16,301
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        100.5%      468,698
              Payables, less cash and receivables-         (0.5)%      (2,440)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $  466,258
                                                     ==========    ==========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.2%
     K & F Industries, Inc. - Sr. Sub. Notes
         9.25% due 10/15/07 ......................   $      180    $      184
     Sequa Corp.
         9.0% due 08/01/09 .......................           60            58
     Sequa Corp. - Sr. Notes
         8.875% due 04/01/08 .....................          525           501
                                                                   ----------
                                                                          743

Airlines - 1.4%
     Air Canada, Inc. - Sr. Notes
         10.25% due 03/15/11 .....................          535           311
     Delta Air Lines, Inc. - Notes
         7.9% due 12/15/09 .......................          520           353
     Northwest Airlines Corp. - Notes
         9.875% due 03/15/07 .....................          195           125
     Northwest Airlines Corp. - Sr. Notes
         8.875% due 06/01/06 .....................          110            69
                                                                   ----------
                                                                          858

Auto Components - 3.8%
     CSK Auto, Inc. - Sr. Notes
         12.0% due 06/15/06 ......................           55            59
     Dana Corp. - Notes
         9.0% due 08/15/11 .......................          810           784
         10.125% due 03/15/10 ....................           25            25
     Dura Operating Corp. - Sr. Notes Ser. B
         8.625% due 04/15/12 .....................          105           106
     Dura Operating Corp. - Sr. Sub. Notes
         9.0% due 05/01/09 .......................          505           457
     Goodyear Tire & Rubber Co. - Notes
         7.857% due 08/15/11 .....................          145           107
         8.5% due 03/15/07 .......................          145           122
     Lear Corp. - Ser B.
         7.96% due 05/15/05 ......................          140           144
         8.11% due 05/15/09 ......................          420           444
     Numatics, Inc. - Ser. B
         9.625% due 04/01/08 .....................          100            45
                                                                   ----------
                                                                        2,293

Automobiles - 0.8%
     Navistar International - Sr. Sub Notes Ser. B
         8.0% due 02/01/08 .......................          580           475
         9.375% due 06/01/06 .....................           35            34
                                                                   ----------
                                                                          509

Banks - 1.6%
     Chevy Chase Savings Bank - Debs.
         9.25% due 12/01/08 ......................          135           134
     Sovereign Bancorp., Inc. - Sr. Notes
         10.5% due 11/15/06 ......................          605           682
     Western Financial Bank - Sub. Debs.
         9.625% due 05/15/12 .....................          175           170
                                                                   ----------
                                                                          986

Beverages - 0.3%
     Nash-Finch Co. - Ser. B
         8.5% due 05/01/08 .......................   $      225    $      160

Biotechnology - 1.4%
     Argo-Tech Corp.
         8.625% due 10/01/07 .....................          470           306
     Fisher Scientific International, Inc. - Sr.
      Sub. Notes
         8.125% due 05/01/12 .....................          505           521
                                                                   ----------
                                                                          827

Chemicals - 3.0%
     Airgas, Inc. - Sr. Sub. Notes
         9.125% due 10/01/11 .....................          140           152
     Georgia Gulf Corp.
         10.375% due 11/01/07 ....................          270           294
     IMC Global, Inc. - Notes
         7.625% due 11/01/05 .....................          165           161
     Lyondell Chemical Co.
         9.875% due 05/01/07 .....................          385           369
     Lyondell Chemical Co. Debs.
         9.8% due 02/01/20 .......................          110            90
     Lyondell Chemical Co. - Notes Ser. A
         9.625% due 05/01/07 .....................          400           383
     Methanex Corp. - Sr. Notes
         8.75% due 08/15/12 ......................           70            74
     Nova Chemicals Corp. - Notes
         7.0% due 05/15/06 .......................          135           131
     Noveon, Inc. - Sr. Sub. Notes Ser. B
         11.0% due 02/28/11 ......................          115           124
     PCI Chemicals Canada Co. - Sr. Sec'd. Notes
         10.0% due 12/31/08 ......................           30            21
                                                                   ----------
                                                                        1,799

Commercial Services & Supplies - 11.0%
     Allied Waste North America, Inc. - Sr. Notes
         8.5% due 12/01/08 .......................          800           804
         8.875% due 04/01/08 .....................          250           254
     Armkel LLC - Sr. Sub. Notes
         9.5% due 08/15/09 .......................          270           292
     HCA, Inc. - Notes
         6.3% due 10/01/12 .......................          785           798
     Horton, Inc. - Sr. Sub. Notes
         9.375% due 03/15/11 .....................          840           844
     Iron Mountain, Inc. Delaware - Sr. Sub. Notes
         8.25% due 07/01/11 ......................          205           212
     Iron Mountain, Inc. Pennsylvania - Sr. Sub.
      Notes
         7.75% due 01/15/15 ......................          220           220
     Magnum Hunter Resources, Inc. - Sr. Notes
         9.6% due 03/15/12 .......................           75            80
     Mail Welli Corp. - Sr. Notes
         9.625% due 03/15/12 .....................          305           268

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
     Pierce Leahy Command Co.
         8.125% due 05/15/08 .....................   $       75    $       77
     Pierce Leahy Corp. - Sr. Sub. Notes
         9.125% due 07/15/07 .....................          220           228
     Roller Bearing Co. America, Inc. - Ser. B
         9.625% due 06/15/07 .....................           30            28
     Ryland Group, Inc. - Sr. Sub. Notes
         9.125% due 06/15/11 .....................          275           291
     Silgan Holdings, Inc. - Debs.
         9.0% due 06/01/09 .......................          475           494
     Tyco International Group SA - Notes
         5.8% due 08/01/06 .......................           60            56
         6.75% due 02/15/11 ......................          110           102
     Tyco International Group SA - Sr. Notes
         6.125% due 01/15/09 .....................          225           206
         6.375% due 02/15/06 .....................          110           104
         6.375% due 10/15/11 .....................          545           510
     Waste Management, Inc. Delaware - Sr. Notes
      144A (a)
         6.375% due 11/15/12 .....................          775           799
                                                                   ----------
                                                                        6,667

Communications Equipment - 1.1%
     Avaya, Inc. - Sr. Secd. Notes
         11.125% due 04/01/09 ....................          335           308
     L-3 Communications Corp. - Sr. Sub. Notes
         7.625% due 06/15/12 .....................           90            93
         8.5% due 05/15/08 .......................           35            37
     Radiologix, Inc. - Sr. Notes
         10.5% due 12/15/08 ......................          290           226
                                                                   ----------
                                                                          664

Computers & Peripherals - 0.6%
     Unisys Corp. - Sr. Notes
         7.875% due 04/01/08 .....................          370           379

Construction & Engineering - 2.8%
     American Standard Cos., Inc.
         7.375% due 02/01/08 .....................          600           627
         7.625% due 02/15/10 .....................           35            37
     Beazer Homes USA, Inc. - Sr. Notes
         8.625% due 05/15/11 .....................          520           543
     Standard Pacific Corp. - Sr. Notes
         8.5% due 06/15/07 .......................          110           111
         8.5% due 04/01/09 .......................          220           221
         9.5% due 09/15/10 .......................          150           157
                                                                   ----------
                                                                        1,696

Containers & Packaging - 4.6%
     BWAY Corp. - Sr. Sub. Notes 144A (a)
         10.0% due 10/15/10 ......................          175           182
     Graphic Packaging Corp. - Sr. Sub Notes
         8.625% due 02/15/12 .....................           35            37
     Owens Illinois, Inc.
         7.15% due 05/15/05 ......................          480           466
         7.85% due 05/15/04 ......................   $      240    $      236
     Owens-Illinois, Inc. - Debs.
         7.5% due 05/15/10 .......................          210           194
     Packaging Corp. of America
         9.625% due 04/01/09 .....................          595           643
     Stone Container Corp. - Sr. Notes
         8.375% due 07/01/12 .....................          380           389
         9.25% due 02/01/08 ......................          200           212
         9.75% due 02/01/11 ......................          400           430
                                                                   ----------
                                                                        2,789

Diversified Financials - 1.6%
     Bowater Canada Finance Corp. - Notes
         7.95% due 11/15/11 ......................          140           147
     Clark Refining & Marketing, Inc. - Sr. Notes
         8.625% due 08/15/08 .....................          110           104
     Fairfax Financial Holdings, Ltd. - Notes
         7.375% due 03/15/06 .....................          150           120
     MDP Acquisitions plc - Sr. Notes 144A(a)
         9.625% due 10/01/12 .....................          115           120
     NMHG Holding Co. - Sr. Notes
         10.0% due 05/15/09 ......................           65            64
     Riviera Holdings Corp. - Sr. Secd. Notes
         11.0% due 06/15/10 ......................          475           428
                                                                   ----------
                                                                          983

Diversified Telecommunication Services - 3.8%
     Crown Castle International Corp. - Sr. Disc.
      Notes
         10.625% due 11/15/07 ....................          165           146
     Entravision Communications - Sr. Sub. Notes
         8.125% due 03/15/09 .....................           80            83
     GCI, Inc. - Sr. Notes
         9.75% due 08/01/07 ......................          190           152
     Insight Midwest LP
         9.75% due 10/01/09 ......................           95            90
     Insight Midwest LP Capital, Inc. - Sr. Notes
         10.5% due 11/01/10 ......................          515           500
     MasTec, Inc. - Sr. Sub. Notes
         7.75% due 02/01/08 ......................          290           252
     Nextel Communications, Inc. - Sr. Notes
         9.375% due 11/15/09 .....................          375           340
         9.5% due 02/01/11 .......................          760           695
     Telecommunications Techniques Co.
         9.75% due 05/15/08 ......................          215            22
                                                                   ----------
                                                                        2,280

Electric Utilities - 2.9%
     AES Corp. - Sr. Notes
         8.875% due 02/15/11 .....................          660           383
     Avista Corp. - Sr. Notes
         9.75% due 06/01/08 ......................          605           593
     Calpine Corp. - Sr. Notes
         8.5% due 02/15/11 .......................          365           162

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Electric Utilities - Continued
     CMS Energy Corp. - Notes
         8.9% due 07/15/08 .......................   $      210    $      187
     CMS Energy Corp. - Sr. Notes
         7.5% due 01/15/09 .......................           65            55
         8.5% due 04/15/11 .......................          170           144
     CMS Energy Corp. - Sub. Notes
         7.625% due 11/15/04 .....................          200           190
     Mirant Americas Generation LLC - Sr. Notes
         7.625% due 05/01/06 .....................          100            52
                                                                   ----------
                                                                        1,766

Electric/Gas - 1.0%
     Western Resources, Inc.
         7.125% due 08/01/09 .....................          215           170
     Western Resources, Inc. - Sr. Notes
         6.875% due 08/01/04 .....................          225           203
         9.75% due 05/01/07 ......................          230           209
                                                                   ----------
                                                                          582

Electronic Equipment & Instruments - 1.1%
     International Game Technology - Sr. Notes
         8.375% due 05/15/09 .....................          100           110
     Sanmina SCI Corp. - Sr. Secd. Notes 144A (a)
         10.375% due 01/15/10 ....................          330           333
     Solectron Corp. - Sr. Notes
         9.625% due 02/15/09 .....................          175           171
     SPX Corp. - Sr. Notes
         7.5% due 01/01/13 .......................           70            71
                                                                   ----------
                                                                          685

Finance - 0.7%
     Hampshire Donnelly Finance Corp. - Sr. Sub.
      Notes 144A(a)
         10.875% due 12/15/12 ....................          280           305
     Ucar Finance, Inc. - Sr. Notes
         10.25% due 02/15/12 .....................          170           133
                                                                   ----------
                                                                          438

Food & Drug Retailing - 1.0%
     Pathmark Stores, Inc. - Sr. Sub. Notes
         8.75% due 02/01/12 ......................           50            46
     Winn Dixie Stores, Inc. - Sr. Notes
         8.875% due 04/01/08 .....................          570           581
                                                                   ----------
                                                                          627

Gas Utilities - 0.1%
     El Paso Corp. - Sr. Notes
         7.0% due 05/15/11 .......................           70            48

Health Care Equipment & Supplies - 1.4%
     Advanced Medium Optics, Inc. - Sr. Sub
      Notes
         9.25% due 07/15/10 ......................           35            36
     Amerisource Bergen Corp. - Sr. Notes
         8.125% due 09/01/08 .....................          140           149
     Amerisource Bergen Corp. - Sr. Notes
         144A (a)
         7.25% due 11/15/12 ......................   $      160    $      164
     Owens & Minor
         8.5% due 07/15/11 .......................          385           408
     Sybron Dental Specialities, Inc. - Sr. Sub.
      Notes
         8.125% due 06/15/12 .....................           75            76
                                                                   ----------
                                                                          833

Health Care Providers & Services - 3.9%
     Beverly Enterprises, Inc. - Sr. Notes
         9.625% due 04/15/09 .....................          605           508
     Conventry Health Care, Inc. - Sr. notes
         8.125% due 02/15/12 .....................           40            42
     Healthsouth Corp. - Sr. Notes
         7.375% due 10/01/06 .....................          380           329
         8.5% due 02/01/08 .......................           95            82
     NDC Healthcorp - Sr. Sub. Notes - 144A (a)
         10.5% due 12/01/12 ......................          120           120
     Omnicare, Inc. - Sr. Sub. Notes Ser. B
         8.125% due 03/15/11 .....................          610           653
     Tenet Healthcare Corp. - Sr. Notes
         6.375% due 12/01/11 .....................          165           148
     Triad Hospitals, Inc. - Sr. Notes Ser. B
         8.75% due 05/01/09 ......................          480           514
                                                                   ----------
                                                                        2,396

Hotels Restaurants & Leisure - 5.3%
     AZTAR Corp. - Sr. Sub. Notes
         9.0% due 08/15/11 .......................          515           525
     Corus Entertainment, Inc. - Sr. Sub. Notes
         8.75% due 03/01/12 ......................           55            58
     Harrahs Operating Co., Inc.
         7.875% due 12/15/05 .....................          605           646
     Mandalay Resort Group - Sr. Sub. Notes
         9.375% due 02/15/10 .....................          250           268
     Mandalay Resort Group - Sr.Sub. Notes Ser. B
         10.25% due 08/01/07 .....................           45            49
     MGM Mirage, Inc. - Sr. Sub. Notes
         8.375% due 02/01/11 .....................          610           656
     Park Place Entertainment Corp. - Sr. Sub.
      Notes
         8.875% due 09/15/08 .....................          140           148
     Physician Sales & Service, Inc.
         8.5% due 10/01/07 .......................          300           309
     Station Casinos, Inc. - Sr. Sub. Notes
         8.875% due 12/01/08 .....................          305           318
         9.875% due 07/01/10 .....................          100           109
     Yum Brands, Inc. - Sr. Notes
         7.7% due 07/01/12 .......................          140           146
                                                                   ----------
                                                                        3,232

Household Durables - 1.8%
     KB Home - Sr. Sub Notes
         8.625% due 12/15/08 .....................          305           315
         9.5% due 02/15/11 .......................          255           273

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Household Durables - Continued
     Resolution Peformance Products - Sr. Sub.
      Notes
         13.5% due 11/15/10 ......................   $      175    $      185
     Sealy Mattress Co. - Sr. Sub. Notes - Ser. B
         9.875% due 12/15/07 .....................          355           344
                                                                   ----------
                                                                        1,117

Industrial Conglomerates - 0.0%
     Pioneer Americas LLC
         5.355% due 12/31/06 .....................           10             7
Leisure Equipment & Products - 0.5%
     Hasbro, Inc. - Notes
         6.15% due 07/15/08 ......................          300           288
         8.5% due 03/15/06 .......................           34            35
                                                                   ----------
                                                                          323

Machinery - 0.5%
     Case Corp. - Notes
         7.25% due 08/01/05 ......................          300           252
     Cummins, Inc. - Sr. Notes 144A (a)
         9.5% due 12/01/10 .......................           45            48
                                                                   ----------
                                                                          300

Manufactured Housing - 1.0%
     Toll Brothers Inc.
         8.25% due 02/01/11 ......................          600           603

Media - 11.8%
     AOL Time Warner, Inc. - Notes
         6.875% due 05/01/12 .....................          515           544
     British Sky Broadcasting
         8.2% due 07/15/09 .......................          770           841
     Canwest Media, Inc. - Sr. Sub. Notes
         10.625% due 05/15/11 ....................          135           144
     Comcast Cable Communications
         6.75% due 01/30/11 ......................          295           307
     CSC Holdings, Inc. - Debs.
         8.125% due 08/15/09 .....................          100            96
     CSC Holdings, Inc. - Sr. Notes
         7.625% due 04/01/11 .....................          975           919
         8.125% due 07/15/09 .....................           50            48
     EchoStar DBS Corp. - Sr. Notes
         9.375% due 02/01/09 .....................          935           991
     Emmis Communications Corp.
         8.125% due 03/15/09 .....................          590           611
     Lamar Media Corp. - Sr. Sub. Notes 144A (a)
         7.25% due 01/01/13 ......................           45            46
     LIN Television Corp. - Sr. Notes
         8.0% due 01/15/08 .......................          540           572
     Mediacom Broadband LLC - Sr. Notes
         11.0% due 07/15/13 ......................          215           217
     Mediacom LLC - Sr. Notes
         9.5% due 01/15/13 .......................           35            32
     Quebecor Media, Inc. - Sr. Notes
         11.125% due 07/15/11 ....................   $      680    $      626
     Radio One, Inc. - Sr. Sub. Notes
         8.875% due 07/01/11 .....................          270           290
     Rogers Communications
         8.875% due 07/15/07 .....................          200           190
     Sinclair Broadcast Group, Inc. - Sr. Sub.
      Notes 144A (a)
         8.0% due 03/15/12 .......................           40            41
         8.75% due 12/15/11 ......................          135           144
     Univision Communications, Inc. - Sr. Notes
         7.85% due 07/15/11 ......................          460           522
                                                                   ----------
                                                                        7,181

Metals & Mining - 3.1%
     AK Steel Corp.
         7.875% due 02/15/09 .....................          540           545
     Century Aluminum Co.
         11.75% due 04/15/08 .....................           95            92
     Compass Minerals Group, Inc. - Sr. Sub.
      Notes
         10.0% due 08/15/11 ......................          215           236
     Newfield Exploration Co. - Sr. Sub. Notes
         8.375% due 08/15/12 .....................          150           158
     Oregon Steel Mills, Inc. - Notes 144A (a)
         10.0% due 07/15/09 ......................           90            91
     Steel Dynamics, Inc. - Sr. Notes
         9.5% due 03/15/09 .......................           45            47
     United States Steel Corp. - Sr. Notes
         10.75% due 08/01/08 .....................          710           699
     Weirton Steel Corp. - Sr. Sec'd. Notes
         0.5% due 04/01/08 .......................          206            21
                                                                   ----------
                                                                        1,889

Multi-Utilities - 0.3%
     Mirant Corp. - Sr. Notes
         8.3% due 05/01/11 .......................          400           184

Multiline Retail - 0.5%
     J.C. Penney Co., Inc.
         7.6% due 04/01/07 .......................           50            50
     J.C. Penney Co., Inc., - Notes
         7.375% due 08/15/08 .....................          255           257
                                                                   ----------
                                                                          307

Office Electronics - 0.8%
     Xerox Corp. - Sr. Notes 144A (a)
         9.75% due 01/15/09 ......................          500           480

Oil & Gas - 5.3%
     Chesapeake Energy Corp. - Sr. Notes
         8.125% due 04/01/11 .....................          250           259
     Clark Refining & Marketing, Inc. - Sr.
      Notes
         8.375% due 11/15/07 .....................          240           230

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued
     Cross Timbers Oil Co. - Sr. Sub. Notes
         8.75% due 11/01/09 ......................   $      600    $      628
     EL Paso Energy Corp. - Sr. Notes
         6.75% due 05/15/09 ......................          310           217
     Forest Oil Corp. - Sr. Notes
         8.0% due 06/15/08 .......................          167           176
         8.0% due 12/15/11 .......................           95           100
     Parker Drilling Co. - Sr. Notes - Ser. D
         9.75% due 11/15/06 ......................          195           195
     Pioneer Natural Resources Co.
         9.625% due 04/01/10 .....................          410           478
     Pride International, Inc. - Sr. Notes
         9.375% due 05/01/07 .....................          285           298
         10.0% due 06/01/09 ......................          300           324
     Tesoro Petroleum Corp. - Sr. Sub. Notes
         9.625% due 11/01/08 .....................          270           173
     Texas Petrochemical Corp. - Sr. Sub. Notes
         11.125% due 07/01/06 ....................          150            92
     Westport Resources Corp. - Sr. Sub. Notes
      144A (a)
         8.25% due 11/01/11 ......................           50            52
                                                                   ----------
                                                                        3,222

Paper & Forest Products - 4.0%
     Abitibi-Consolidated, Inc.
         8.55% due 08/01/10 ......................          450           496
     Caraustar Industries, Inc. - Sr. Sub. Notes
         9.875% due 04/01/11 .....................          465           481
     Longview Fibre Co. - Sr. Sub. Notes
         10.0% due 01/15/09 ......................          175           184
     Pacifica Papers, Inc. - Sr. Notes
         10.0% due 03/15/09 ......................          300           318
     Scotts Co. - Sr. Sub. Notes
         8.625% due 01/15/09 .....................          350           364
     Tembec Indiana, Inc. - Sr. Notes
         8.5% due 02/01/11 .......................          595           598
                                                                   ----------
                                                                        2,441

Personal Products - 1.2%
     Johnson Diversey, Inc. - Sr. Sub. Notes
      144A (a)
         9.625% due 05/15/12 .....................           55            58
     Playtex Products, Inc. - Sr. Sub. Notes
         9.375% due 06/01/11 .....................          600           654
                                                                   ----------
                                                                          712

Road & Rail - 0.5%
     Kansas City Southern Railway Co.
         9.5% due 10/01/08 .......................          265           292

Semiconductor Equipment & Products - 1.0%
     Amkor Technologies, Inc.
         9.25% due 02/15/08 ......................          340           289
     Fairchild Semiconductor Corp.
         10.375% due 10/01/07 ....................           35            37
     Fairchild Semiconductor Corp. - Sr. Sub.
      Notes
         10.5% due 02/01/09 ......................   $      200    $      217
     SCG Holdings Corp.
         12.0% due 08/01/09 ......................          179            73
                                                                   ----------
                                                                          616

Speciality Retail - 1.0%
     Gap, Inc. - Notes
         10.55% due 12/15/08 .....................          575           630

Telephone - 0.5%
     Qwest Corp. - Notes 144A (a)
         8.875% due 03/15/12 .....................          320           310

Water Utilities - 0.1%
     National Waterworks, Inc. - 144A (a)
         10.5% due 12/01/12 ......................           35            37

Wireless Telecommunications Services - 1.7%
     AT&T Wireless, Inc. - Sr. Notes
         7.875% due 03/01/11 .....................          300           301
     Rogers Wireless, Inc. - Sr. Secd. Notes
         9.625% due 05/01/11 .....................          775           725
                                                                   ----------
                                                                        1,026
                                                                   ----------

                     TOTAL PUBLICLY-TRADED BONDS-          92.0%       55,917

                                                       Shares

COMMON STOCK

Health Care Equipment & Supplies - 0.0%
     MEDIQ, Inc. .................................          230             0

PREFERRED STOCK

Metals & Mining - 0.0%
     Weirton Steel Corp. - Ser. C ................        3,375             3

                                                        Par
                                                       Value
                                                      (000's)

SHORT-TERM INVESTMENTS - 5.7%

     Investment in joint trading account (Note B)
      1.388% due 01/02/03 ........................   $    3,494         3,494
                                                     ----------    ----------
                                TOTAL INVESTMENTS-         97.7%       59,414
              Cash and Receivables, less payables-          2.3%        1,367
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   60,781
                                                     ==========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $3,186 or 5.2% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS

Australia - 0.4%
     Commonwealth of Australia - Bonds (FG)
         7.5% due 07/15/05 .......................   $      500    $      301

Canada - 0.4%
     Government of Canada - Bonds (FG)
         7.0% due 12/01/06 .......................          125            88
     Government of Canada (FG)
         7.25% due 06/01/07 ......................          250           179
     Province of British Columbia - Debs. (FG)
         6.35% due 06/18/31 ......................          125            86
                                                                   ----------
                                                                          353

Denmark - 1.0%
     Danske Kredit (AC)
         6.0% due 10/01/29 .......................        5,590           807

Finland - 3.0%
     Republic of Finland - Bonds (FG)
         5.75% due 02/23/11 ......................        2,030         2,369

France - 2.3%
     Government of France - Bonds (FG)
         5.25% due 04/25/08 ......................        1,580         1,791

Germany - 21.6%
     Federal Republic of Germany (FG)
         4.5% due 07/04/09 .......................        3,250         3,552
         5.25% due 01/04/08 ......................        4,125         4,675
         5.25% due 01/04/11 ......................        4,500         5,102
         6.0% due 07/04/07 .......................          850           987
         6.25% due 01/04/30 ......................        1,250         1,586
     Kredit Fuer Wiederaufbau (JP)
         5.0% due 07/04/11 .......................          950         1,053
                                                                   ----------
                                                                       16,955

Greece - 0.5%
     Hellenic Republic - Bonds (FG)
         8.8% due 06/19/07 .......................          293           375

Japan - 14.4%
     Government of Japan - (FG)
         0.5% due 09/20/06 .......................      160,000         1,361
         0.7% due 11/22/04 .......................      120,000         1,022
         0.9% due 12/22/08 .......................      670,000         5,811
         1.1% due 03/21/11 .......................       95,000           825
         1.8% due 03/22/10 .......................      250,000         2,289
                                                                   ----------
                                                                       11,308

Luxembourg - 1.8%
     General Motors Acceptance Corp. (AL)
         5.5% due 02/02/05 .......................          440           466
     KFW International Finance, Inc. (FB)
         1.75% due 03/23/10 ......................      100,000           920
                                                                   ----------
                                                                        1,386

Netherlands - 2.4%
     Government of Netherlands (FG)
         5.5% due 01/15/28 .......................   $      920    $    1,063
     Government of Netherlands - Bonds (FG)
         6.5% due 04/15/03 .......................          750           794
                                                                   ----------
                                                                        1,857

New Zealand - 0.4%
     Government of New Zealand - Bonds (FG)
         8.0% due 11/15/06 .......................          500           281

Spain - 2.3%
     Kingdom of Spain (FG)
         6.15% due 01/31/13 ......................        1,500         1,804

Supra National - 13.9%
     Allied Irish Banks plc (JP)
         7.5% due 12/29/49 .......................          500           584
     Arena Brands Co. (JG)
         6.1% due 11/15/62 .......................          500           550
     AT&T Corp. - 144A(a) (J1)
         6.0% due 11/21/06 .......................          250           262
     Bank of Ireland (JP)
         6.45% due 02/10/10 ......................        1,000         1,166
     BAT International Finance (FB)
         4.875% due 02/25/09 .....................          600           633
     BNP Paribas (JP)
         5.25% due 01/23/14 ......................          125           137
     Daimler Chrysler International Finance Co.
      (AL)
         6.125% due 03/21/06 .....................          600           664
     Deutsche Telekom International Finance BV
      (FB)
         7.5% due 05/29/07 .......................          125           141
     Deutsche Telekom International Finance BV
      (FB)
         8.125% due 05/29/12 .....................          730           855
     European Investment Bank - Notes (JP)
         3.0% due 09/20/06 .......................       90,000           837
     Federal National Mortgage Assoc. - Bonds
      (FD)
         2.125% due 10/09/07 .....................      100,000           913
     Fixed Link Finance BV (JQ)
         6.3% due 08/28/25 .......................          250           402
     France Telecom (JI)
         7.25% due 03/14/08 ......................          250           279
         9.0% due 03/14/11 .......................          180           312
     GIE Psa Tresorerie - Bonds (BO)
         5.875% due 09/27/11 .....................          250           280
     Household Finance Corp. (AH)
         5.0% due 11/16/06 .......................          330           344
     International-American Development Bank -
      Bonds (JP)
         1.9% due 07/08/09 .......................      100,000           922
     Kingdom of Spain - Notes (FG)
         3.1% due 09/20/06 .......................      120,000         1,119

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                         Par        Market
                  Name of Issuer                        Value        Value
                                                       (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
     Standard Charter Bank (JP)
         5.375% due 05/06/09 .....................   $      500    $      533
                                                                   ----------
                                                                       10,933
Sweden - 3.4%
     Kingdom of Sweden (FG)
         3.5% due 04/20/06 .......................        6,700           759
         5.0% due 01/28/09 .......................       10,900         1,295
     Spintab - Bonds (BO)
         6.0% due 04/20/09 .......................        5,000           612
                                                                   ----------
                                                                        2,666

United Kingdom - 8.0%
     Aegon NV - Notes (JR)
         6.125% due 12/15/31 .....................          110           180
     British Telecom Plc (J1)
         7.125% due 02/15/11 .....................          910         1,069
     Imperial Tobacco Finance plc (JI)
         6.375% due 09/27/06 .....................          510           567
     Koninklijke KPN NV - Notes (JY)
         4.75% due 11/05/08 ......................        1,060         1,102
     MMO2 (JQ)
         6.375% due 01/25/07 .....................          655           687
     Royal Bank of Scotland (JP)
         4.875% due 03/26/09 .....................          125           134
     U.K. Treasury - Bonds (FG)
         6.0% due 12/07/28 .......................           50            99
     U.K. Treasury (FG)
         7.25% due 12/07/07 ......................          605         1,106
         8.0% due 12/07/15 .......................          480         1,042
         8.0% due 06/07/21 .......................          125           289
                                                                   ----------
                                                                        6,275

United States - 19.3%
     Aetna Inc. - Sr. Notes (JR)
         7.375% due 03/01/06 .....................          100           108
     American Tower Corp. - Sr. Notes (JW)
         9.375% due 02/01/09 .....................          225           177
     Analog Devices, Inc. - Sub. Notes (J0)
         4.75% due 10/01/05 ......................           50            50
     AT & T Wireless Services, Inc. - Sr. Notes
      (J2)
         7.35% due 03/01/06 ......................           80            82
     California Infrastructure Development - Ser.
      1997-1 CTF Cl. A7 (FB)
         6.42% due 09/25/08 ......................          100           109
     Cendant Corp. - Notes (BO)
         6.875% due 08/15/06 .....................           50            52
     Chancellor Media Corp. (JA)
         8.0% due 11/01/08 .......................          125           136
     Cilcorp, Inc. - Sr. Notes (J3)
         8.7% due 10/15/09 .......................           15            16
     Cingular Wireless LLC - 144A (a) (J2)
         6.5% due 12/15/11 .......................   $      125    $      135
     Clear Channel Communications, Inc. (JA)
         7.65% due 09/15/10 ......................          125           142
     Constellation Energy Group, Inc. - Sr. Notes
      (J3)
         6.125% due 09/01/09 .....................           50            51
     Credit Suisse First Boston Mortgage - Cl. A2
      (JP)
         5.935% due 01/15/06 .....................          100           108
     Crown Castle International Corp. - Sr. Notes
      (J1)
         10.75% due 08/01/11 .....................           75            66
     Delhaize America, Inc. - Notes (JF)
         8.125% due 04/15/11 .....................           35            34
     Deutsche Telekom International (J1)
         8.5% due 06/15/10 .......................           75            86
     Devon Financing Corp. United LC - Notes
      (JQ)
         6.875% due 09/30/11 .....................           50            56
     Dominion Resources, Inc. - Notes (J3)
         5.7% due 09/17/12 .......................           50            52
     Federal Home Loan Mortgage Corp. - Bonds
      (FD)
         5.5% due 12/25/32 .......................          250           255
         6.0% due 01/25/32 .......................          250           258
     Federal National Mortgage Assoc. - Notes
      (FD)
         5.125% due 02/13/04 .....................          500           521
         6.0% due 05/15/08 .......................          300           340
     Federal National Mortgage Assoc. - Bonds
      (FD)
         5.5% due 09/01/17 .......................          186           194
         6.0% due 07/01/17 .......................          177           185
         6.0% due 12/01/31 .......................          184           190
         6.5% due 08/01/13 .......................          255           270
         6.5% due 07/01/17 .......................          145           153
         6.5% due 09/01/30 .......................          319           332
         6.5% due 09/01/32 .......................          399           415
         7.0% due 11/01/30 .......................          245           258
         7.0% due 12/01/30 .......................           50            53
         7.0% due 12/01/30 .......................           55            58
         7.0% due 09/01/31 .......................          122           129
         7.5% due 12/01/29 .......................          170           181
         7.5% due 12/01/30 .......................           72            76
     First Union National Bank Commercial &
      Mortgage Trust - CTF Cl. A1 (JP)
         5.585% due 08/12/10 .....................           72            77
     France Telecom SA - Notes (J1)
         9.25% due 03/01/11 ......................           50            58
     Gemstone Investor, Ltd. - Sr. Notes (JQ)
         7.71% due 10/31/04 ......................          100            77

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                         Par         Market
                  Name of Issuer                        Value        Value
                                                       (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

United States - Continued
     General Motors Acceptance Corp. - Notes (AL)
         6.875% due 09/15/11 .....................   $      175    $      175
     Government National Mortgage Assoc. -
      Bonds (FD)
         6.0% due 12/15/32 .......................          650           676
     HCA, Inc. - Notes (BO)
         6.95% due 05/01/12 ......................           50            53
     Household Financial Corp. (AH)
         5.75% due 01/30/07 ......................           75            78
     J.C. Penney, Inc. - Debs. (JD)
         7.95% due 04/01/17 ......................           25            22
     Liberty Media Corp. - Bonds (JA)
         7.875% due 07/15/09 .....................           75            81
     Pogo Producing Co. - Sr. Sub. Notes (BB)
         10.375% due 02/15/09 ....................           50            54
     Progress Energy, Inc. - Sr. Notes (J3)
         7.1% due 03/01/11 .......................          100           110
     Salomon Brothers Commercial and Mortgage
      Trust - CTF 2001-Cl Cl. A3 (JQ)
         6.428% due 12/18/35 .....................          125           140
     Six Flags, Inc. - Sr. Notes (BZ)
         9.5% due 02/01/09 .......................          100            96
     Solectron Corp. - Sr. Notes (JY)
         9.625% due 02/15/09 .....................           50            49
     Spectrasite Holdings, Inc. - Sr. Notes Ser. B
      (JW)
         10.75% due 03/15/10 .....................           75            28
     Sprint Capital Corp. (J1)
         7.625% due 01/30/11 .....................           50            48
     Sprint Capital Corp. - Notes (J1)
         7.125% due 01/30/06 .....................           50            50
         8.375% due 03/15/12 .....................          100            99
     Staples, Inc. - Sr. Notes 144A (a) (JE)
         7.375% due 10/01/12 .....................           50            55
     Telstra, Ltd. - Notes (J1)
         6.375% due 04/01/12 .....................          125           138
     U.S. Treasury - Notes (TN)
         3.25% due 05/31/04 ......................        2,125         2,182
         5.75% due 08/15/10 ......................          900         1,035
         6.25% due 02/15/07 ......................          675           774
     U.S. Treasury - Bonds (TB)
         5.25% due 02/15/29 ......................        1,000         1,045
         7.25% due 05/15/16 ......................        1,000         1,280
         7.875% due 02/15/21 .....................          450           617
         8.875% due 08/15/17 .....................          300           438
     Univision Communications, Inc. - Sr. Notes
      (JA)
         7.85% due 07/15/11 ......................          100           114
     Washington Mutual, Inc. (JQ)
         5.625% due 01/15/07 .....................          125           134
     Young Broadcasting, Inc. - Sr. Sub. Notes
      (JA)
         10.0% due 03/01/11 ......................   $       34    $       34
                                                                   ----------
                                                                       15,145
                                                                   ----------
                      TOTAL PUBLICLY-TRADED BONDS-         95.1%       74,606

INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
 SECURITIES-6.0%
     State Street Navigator Securities Lending
         Portfolio ...............................        4,711         4,711

SHORT-TERM INVESTMENTS - 3.7%
         Investment in joint trading account
          (Note B)
         1.388% due 01/02/03 .....................        2,893         2,893
                                                     ----------    ----------
                                TOTAL INVESTMENTS-        104.8%       82,210
               Cash and Receivables, less payables-        (4.8)%      (3,739)
                                                     ----------    ----------
                                       NET ASSETS-        100.0%   $   78,471
                                                     ==========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, securities aggregated $452 or 0.6% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market      % of
                                            Industry       Value     Long-Term
                   Industry               Abbreviation    (000s)    Investments

Foreign Governmental ...................       FG       $   42,050         56.4%
Banks ..................................       JP            5,552          7.5%
U.S. Government Agencies ...............       FD            5,457          7.3%
U.S. Treasury Notes ....................       TN            3,991          5.3%
U.S. Treasury Bonds ....................       TB            3,381          4.5%
Finance ................................       FB            2,657          3.6%
Diversified Telecommunication Services..       J1            2,466          3.3%
Diversified Financials .................       JQ            1,496          2.0%
Auto Loan ..............................       AL            1,305          1.7%
Electronic Equipment & Instruments .....       JY            1,150          1.5%
Commercial Services & Supplies .........       BO              997          1.3%
Credit Card ............................       AC              807          1.1%
Tobacco ................................       JI              567          0.8%
Beverages ..............................       JG              550          0.7%
Media ..................................       JA              507          0.7%
Home Equity Loan .......................       AH              423          0.6%
Insurance ..............................       JR              288          0.4%
Electric Utilities .....................       J3              229          0.3%
Wireless Telecommunications Services ...       J2              217          0.3%
Communications Equipment ...............       JW              205          0.3%
Hotels Restaurants & Leisure ...........       BZ               96          0.1%
Speciality Retail ......................       JE               55          0.1%
Oil & Gas ..............................       BB               54          0.1%
Semiconductor Equipment & Products .....       J0               50          0.1%
Food & Drug Retailing ..................       JF               34          0.0%
Multiline Retail .......................       JD               22          0.0%
                                                        ----------   ----------
                                                        $   74,606        100.0%
                                                        ==========   ==========

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION
     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of twenty-seven funds: Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, International Equity Index, Small Cap Growth, Health Sciences, Global Balanced, Multi Cap Growth (formerly, Mid Cap Growth), Large Cap Value, Large Cap Value CORE, Fundamental Value (formerly, Large/Mid Cap Value), Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, "the Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLIAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: For the Large Cap Growth, Fundamental Growth, Emerging Markets Equity, Small Cap Growth, Health Sciences, Multi Cap Growth, Large Cap Value, Large Cap Value CORE, Fundamental Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index Funds:
Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     For the Active Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

     For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     For the International Equity Index, Global Balanced and International Opportunities Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation" below.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale.

     Repurchase agreements: The Funds may enter into repurchase agreements which are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds' cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint repurchase agreements: The Active Bond and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The Large Cap Value CORE and Small/Mid Cap CORE Funds, along with other registered investment companies having a management contract with Goldman Sachs Asset Management (GSAM), may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. GSAM is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Funds to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of December 31, 2002 are as follows:

Name of Issuer                                                 Market Value
--------------                                                 ------------
Abbey National LLC., 1.35%, due 01/03/03                       $     45,333
American Express Credit Corp., 1.28%, due 01/07/03                   50,000
Barton Capital Corp., 1.45%, due 01/02/03                            19,000
Barton Capital Corp., 1.42%, due 01/06/03                            30,536
Blue Ridge Asset, 1.45%, due 01/06/03                                25,000
CBA Delaware Finance, Inc. 1.38%, due 01/03/03                       10,000
Ed & F Man Treasury Management, 1.30%, due 01/07/03                  24,000
General Electric Capital Corp., 1.35%, due 01/03/03                  50,000
Goldman Sachs Group, 1.43%, due 01/02/03                             50,000
National Australia Funding, Inc., 1.34%, due 01/02/03                50,000
New Center Asset, 1.28%, due 01/07/03                                25,000
Old Line Funding Corp., 1.40%, due 01/02/03                          22,106

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                 Market Value
--------------                                                 ------------
Preferred Receivables Funding Corp., 1.40%, due 01/03/03       $     30,010
Salomon Smith Barney Holdings, 1.35%, due 01/02/03                   50,000
Sheffield Receivables Corp., 1.45%, due 01/03/03                     50,000
UBS Finance Inc., 1.25%, due 01/07/03                                13,546
                                                               ------------
   Joint Trading Account Totals                                $    544,531
                                                               ============

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments translated at the rates prevailing at the dates of transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Discount and premium on debt securities: The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.

     Bank borrowings: The Funds (except for Money Market and International Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds (excluding Equity Index) have entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's recordkeeper and custodian and the Bank of New York. These agreements enable the Funds to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Equity Index has entered into a syndicated line of credit with Fleet Bank. This agreement enables the Equity Index Fund to participate in an unsecured line of credit, which permits borrowings up to $10 Million. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the year ended December 31, 2002:

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                              Average Daily Loan Balance
                              During the Period for which   Weighted Average
Fund                            Loans were Outstanding       Interest Rate       Interest Expense
----                          ---------------------------   ----------------     ----------------
Fundamental Growth                    $       67                 2.16%               $     -
Health Sciences                              185                 2.18                      -
Global Balanced                              490                 2.28                      -
Large Cap Value CORE                          85                 2.07                      -
Fundamental Value                             70                 2.25                      -
Bond Index                                 3,281                 1.75                      -
Large Cap Aggressive Growth                  163                 1.96                      -
Small/Mid Cap CORE                           726                 2.25                      -
Small Cap Value                              506                 2.26                      -
Real Estate Equity                           803                 1.77                      -
Growth & Income                              200                 2.31                      -
Small Cap Equity                             895                 1.79                      -
International Opportunities                1,684                 1.94                      5
High Yield Bond                              666                 1.92                      -
Global Bond                                3,692                 1.76                      1
Emerging Markets Equity                      585                 1.77                      -

     Securities lending: Certain Funds (Large Cap Growth, Fundamental Growth, Active Bond, International Equity Index, Small Cap Growth, Health Sciences, Multi Cap Growth, Large Cap Value, Fundamental Value, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Small Cap Value, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At December 31, 2002, the market value of the securities loaned and the market value of the collateral were as follows:

Fund                           Value of Securities Loaned    Value of Collateral
----                           --------------------------    -------------------
Large Cap Growth                      $      8,471              $      8,792
Fundamental Growth                           1,103                     1,140
Active Bond                                 94,460                    96,601
International Equity Index                  24,141                    25,433
Small Cap Growth                            29,615                    31,085
Health Sciences                              5,596                     5,759
Multi Cap Growth                             9,956                    10,176
Large Cap Value                              4,720                     5,152
Fundamental Value                            2,890                     3,002
Small/Mid Cap Growth                        15,202                    15,946
Bond Index                                  52,139                    53,245

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES-Continued

Fund                           Value of Securities Loaned    Value of Collateral
----                           --------------------------    -------------------
Small/Mid Cap CORE                    $     12,163              $     12,721
Small Cap Value                             29,306                    30,729
Growth & Income                             11,346                    11,578
Managed                                     99,296                   101,925
Short-Term Bond                             30,111                    30,727
Small Cap Equity                            12,447                    13,237
International Opportunities                 10,852                    11,364
Global Bond                                  4,607                     4,711


     Financial futures contracts: The Large Cap Growth, Active Bond, Emerging Markets Equity, International Equity Index, Small Cap Growth, Health Sciences, Global Balanced, Multi Cap Growth, Large Cap Value CORE, Fundamental Value, Small/Mid Cap Growth, Small Cap Value, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At December 31, 2002, open financial futures contracts were as follows:

                                        Open                                      Unrealized
Fund                                  Contracts   Position   Expiration Month     Gain (loss)
----                                  ---------   --------   ----------------     -----------
INTERNATIONAL EQUITY INDEX
CAC 40 10 Euro Index Futures             18         Long        March 03           $      (21)
DAX Index Futures                         7         Long        March 03                  (54)
Nikkei 225 Index Futures                 26         Long        March 03                  (10)
FTSE 100 Index Futures                   14         Long        March 03                   (8)
                                                                                   ----------
                                                                                   $      (93)
                                                                                   ==========
LARGE CAP VALUE CORE
S&P 500 Index Futures                     1         Long        March 03           $        -
                                                                                   ==========
FUNDAMENTAL VALUE
S&P 500 Index Futures                     6         Long        March 03           $     (104)
                                                                                   ==========
SMALL/MID CAP CORE
Russell 2000 Index Futures                2         Long        March 03           $       (2)
                                                                                   ==========

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                        Open                                      Unrealized
Fund                                  Contracts   Position   Expiration Month     Gain (loss)
----                                  ---------   --------   ----------------     -----------
EQUITY INDEX
S&P 500 Index Futures                    63         Long        March 03           $     (272)
                                                                                   ==========

     At December 31, 2002, the Large Cap Value CORE and Small/Mid Cap CORE, had deposited $34 and $24, respectively, in segregated accounts to cover initial margin requirements on open financial futures contracts.

     Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of December 31, 2002 the Emerging Markets Equity, International Equity Index, Health Sciences, Global Balanced, Multi Cap Growth and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                     Principal Amount                           Unrealized
Fund                               Covered by Contract   Expiration Month       Gain (loss)
----                               -------------------   ----------------     ---------------
EMERGING MARKETS EQUITY

Currency Purchased
Indonesian Rupiah                                 17          January 03      $            -
                                                                              ==============

INTERNATIONAL EQUITY INDEX

Currency Purchased
Euro                                             570            March 03      $           15
Euro                                             582            March 03                  14
Japanese Yen                                   1,112            March 03                  24
Pound Sterling                                   878            March 03                  10
                                                                              --------------
                                                                              $           63
                                                                              ==============

Currency Sold
Euro                                              60            March 03      $            -
Euro                                              27            March 03                   -
Japanese Yen                                      22            March 03                   -
                                                                              --------------
                                                                              $            -
                                                                              ==============

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                     Principal Amount                           Unrealized
Fund                               Covered by Contract   Expiration Month       Gain (Loss)
----                               -------------------   ----------------     ---------------
HEALTH SCIENCES

Currency Purchased
Australian Dollar                                 61            March 03      $            1
Canadian Dollar                                   77            March 03                  (1)
Swiss Franc                                      298            March 03                  19
Danish Krone                                      28            March 03                   1
Euro                                             513            March 03                  27
Pound Sterling                                   341            March 03                  10
Japanese Yen                                      85            March 03                   4
                                                                              --------------
                                                                              $           61
                                                                              ==============

Currency Sold
Swiss Franc                                       63            March 03      $           (3)
Japanese Yen                                      79            March 03                  (2)
                                                                              --------------
                                                                              $           (5)
                                                                              ==============
GLOBAL BALANCED

Currency Purchased
Euro                                              41         February 03      $            1
Euro                                             111         February 03                   8
Euro                                              60            March 03                   3
Euro                                             242            March 03                  17
Euro                                              59            April 03                   4
Japanese Yen                                     149          January 03                   5
Japanese Yen                                     163         February 03                   5
Japanese Yen                                      96         February 03                   5
Japanese Yen                                      60            April 03                   2
                                                                              --------------
                                                                              $           50
                                                                              ==============

Currency Sold
Canadian Dollar                                   41         February 03      $            -
Euro                                             149          January 03                  (8)
Euro                                             382            March 03                 (15)
Euro                                              60            April 03                  (5)
Japanese Yen                                     111         February 03                   -
Japanese Yen                                     242            March 03                  (5)
Japanese Yen                                      60            April 03                  (3)
Mexican Peso                                      60            March 03                   2
                                                                              --------------
                                                                              $          (34)
                                                                              ==============

MULTI CAP GROWTH

Currency Sold
Euro                                             205          January 03      $           (5)
Euro                                             903            March 03                 (37)
Euro                                           2,357            April 03                 (45)
                                                                              --------------
                                                                              $          (87)
                                                                              ==============

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                                     Principal Amount                           Unrealized
Fund                               Covered by Contract   Expiration Month       Gain (Loss)
----                               -------------------   ----------------     ---------------
GLOBAL BOND

Currency Purchased
Euro                                             544          January 03      $           16
Japanese Yen                                     537          January 03                  21
Japanese Yen                                   1,445         February 03                  36
Japanese Yen                                   1,805         February 03                  28
                                                                              --------------
                                                                              $          (85)
                                                                              ==============

Currency Sold
Euro                                             800          January 03      $          (38)
Euro                                             254         February 03                  (8)
Euro                                           1,805         February 03                 (89)
Euro                                             306            March 03                  (8)
                                                                              --------------
                                                                              $         (143)
                                                                              ==============

     Federal income taxes: Each of the Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2002, the Funds had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Large Cap Growth had $195,795 and $126,043, which expire in 2009 and 2010 respectively; Fundamental Growth had $633, $3,441, $20,263 and $9,747, which expire in 2007, 2008, 2009 and 2010 respectively; Active Bond had $7,378 and $14,370, which expire in 2007 and 2008, respectively; Emerging Markets Equity had $13,587 and $3,211, which expire in 2009 and 2010, respectively; International Equity Index had $6,989 and $7,680, which expire in 2009 and 2010, respectively; Small Cap Growth had $2,089, $8,256, $2,042, $43,738 and $35,469,
which expire in 2007, 2008, 2009 and 2010, respectively; Health Sciences had $184 and $3,104, which expire in 2009 and 2010, respectively; Global Balanced had $478 and $2,241, which expire in 2009 and 2010, respectively; Multi Cap Growth had $207,299 and $105,946, which expire in 2009 and 2010, respectively; Large Cap Value CORE had $491 and $5,514, which expire in 2009 and 2010 respectively; Fundamental Value had $406 and $18,317, which expire in 2009 and 2010, respectively; Money Market had $4 and $78, which expire in 2007 and 2008, respectively; Small/Mid Cap Growth had $663 and $4,483, which expire in 2009 and 2010, respectively; Large Cap Aggressive Growth had $6,402 and $9,628, which expire in 2009 and 2010, respectively; Small/Mid Cap CORE had $2,629, which expires in 2010; Growth & Income had $1,307, $12,242, $472,612 and $228,422,
which expire in 2007, 2008, 2009 and 2010, respectively; Managed had $2,000, $90,271 and $87,460, which expire in 2008, 2009 and 2010, respectively; Short-Term Bond had $624 and $679, which expire in 2007, and 2008, respectively; Small Cap Equity had $11,459 and $2,742, which expire in 2009 and 2010, respectively; International Opportunities had $266, $2,071, $2,540, $9,656 and $12,511, which expire in 2006, 2007, 2008, 2009 and 2010, respectively; Equity Index had $3,209 and $15,841, which expire in 2009 and 2010, respectively; High Yield Bond had $276, $513, $2,223 and $8,179, which expire in 2007, 2008, 2009 and 2010, respectively; and Global Bond had $634, $2,108 and $1, which expire in 2007, 2008 and 2010, respectively.

     Included in the above, certain losses from the International Opportunities Fund, Fundamental Growth Fund, Growth & Income Fund, Small Cap Growth Fund and Managed Fund may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     In addition, from the period November 1, 2002 through December 31, 2002, the following portfolios incurred approximate net realized capital losses as follows: Large Cap Growth had $10,397; Fundamental Growth had $991, Emerging Markets Equity had $414, Health Sciences had $227; Global Balanced had $390; Multi Cap Growth had $2,979; Large Cap Value had $777; Large Cap Value CORE had $1,149; Fundamental Value had $2,110; Small/Mid Cap Growth had $2,434; Large Cap Aggressive Growth had $760; Small/Mid Cap CORE had $972; Real Estate Equity had $538; Growth & Income had $31,184; Managed had $10,321; Small Cap Equity had $3,387; International Opportunities had $5,469; Equity Index had $1,808; and High Yield Bond had $5,203.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, Health Sciences, Global Balanced, Multi Cap Growth, Large Cap Value, Large Cap Value CORE, Fundamental Value, Large Cap Aggressive Growth, Real Estate, Growth & Income, Managed, Small Cap Equity, International Opportunities, Equity Index, and Global Bond Funds are shown net of foreign taxes withheld of $16, $75, $270, $11, $20, $1, $28, $1, $13, $2, $18, $201, $196, $1, $203, $21
and $11 respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     A dividend of its net investment income will be declared and distributed daily by the Money Market Fund. Dividends of net investment income will be declared and distributed monthly by all other Funds. Each Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     On May 1, 2001, the stable Net Asset Value of the Money Market portfolio changed from $10 to $1 due to a 10 for 1 stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the change in the Financial Highlights and has been reflected in the capital share activity on the Statement of Changes in Net Assets.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 7, 2001, June 13, 2001, December 12, 2001, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

          For the Large Cap Growth Fund, 0.80% on an annual basis of the first $500,000 of the net assets of the Fund; 0.75% for net assets between $500,000 and $1,000,000; and 0.70% for net assets in excess of $1,000,000
     (prior to 10/05/2022 the rates were 0.40%, 0.35% and 0.30%, respectively);

          For the Fundamental Growth Fund; 0.90% on an annual basis of the first $250,000 the Fund's net assets; and 0.85% for net assets in excess of $250,000;

          For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000;
     0.58% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

          For the Emerging Markets Equity Fund, 1.65% on an annual basis of the first $10,000 of the Fund's net assets; 1.45% for net assets between $10,000 and $150,000; and 1.35% for net assets in excess of $150,000;

JOHN HANCOCK VARIABLE SERIES TRUST 1

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES -- Continued

          For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;

          For the Small Cap Growth Fund, 1.05% on an annual basis of the Fund's net assets;

          For the Health Sciences Fund, 1.00% on an annual basis of the first $250,000 of the Fund's net assets; 0.95% of net assets in excess of $250,000;

          For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $500,000; and 0.75%
     for net assets in excess of $500,000;

          For the Multi Cap Growth (formerly, Mid Cap Growth) Fund, 1.00% on an annual basis of the first $100,000 of the Fund's net assets; and 0.90% on an annual basis for net assets in excess of $100,000;

          For the Large Cap Value Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Fundamental Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and 0.65% for net assets in excess of $100,000;

          For the Money Market Fund, 0.25% on an annual basis of the Fund's net assets;

          For the Small/Mid Cap Growth Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; 0.90% for net assets in excess of $200,000;

          For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; 0.11% for net assets in excess of $250,000;

          For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;

          For the Small/Mid Cap CORE Fund, 1.05% on an annual basis of the first $50,000 of the Fund's net assets; 1.00% for net assets in excess of $50,000 (prior to 10/05/2002 the rates were 0.80% and 0.70%, respectively);

          For the Small Cap Value Fund, 0.95% on an annual basis of the Fund's net assets;

          For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;

          For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the Fund's net assets; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;

          For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the Fund's net assets; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;

          For the Short-Term Bond Fund, 0.60% on an annual basis of the Fund's net assets;

          For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $300,000; 0.65% for net assets between $300,000 and $500,000; and 0.60%
     for net assets in excess of $500,000;

          For the International Opportunities Fund, 1.30% on an annual basis of the first $20,000 of the Fund's net assets; 1.15% for net assets between $20,000 and $50,000; and 1.05% for net assets in excess of $50,000;

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

          For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

          For the High Yield Bond Fund, 0.80% on an annual basis of the first $100,000 of the Fund's net assets; 0.70% for net assets in excess of $100,000;

          For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the year ended December 31, 2002, the reimbursements paid from John Hancock and JHVLICO were $45 to Fundamental Growth, $685 to Emerging Markets Equity, $202 to International Equity Index, $77 to Health Sciences, $88 to Global Balanced, $64 to Large Cap Value CORE, $13 to Small/Mid Cap Growth, $53 to Bond Index, $5 to Large Cap Aggressive Growth, $71 to Small/Mid Cap CORE, $2 to Small Cap Value, $23 to Small Cap Equity, $263 to International Opportunities, $33 to High Yield Bond, and $37 to Global Bond Funds.

     During the year ended December 31, 2000, John Hancock voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment LLC, formerly Independence Investment Associates, Inc., with respect to the Large Cap Growth, International Equity Index Fund, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with Wellington Management Company LLP, with respect to the Small Cap Value Fund; with Adviser, with respect to the Active Bond and Small Cap Growth Funds, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds.

Fund                                 Sub-Advisers
----                                 ------------
Fundamental Growth                   Putnam Investment Management, LLC.
Emerging Markets Equity              Morgan Stanley Investment Management, Inc.
Health Sciences                      Putnam Investment Management, LLC
Global Balanced                      Capital Guardian Trust Company
Multi Cap Growth                     Janus Capital Corporation
Large Cap Value                      T. Rowe Price Associates, Inc.
Large Cap Value CORE                 Goldman Sachs Asset Management
Fundamental Value                    Wellington Management Company, LLP
Money Market                         Wellington Management Company, LLP

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

Fund                                 Sub-Advisers
----                                 ------------
Small/Mid Cap Growth                 Wellington Management Company, LLP
Bond Index                           Mellon Bond Associates, LLP
Large Cap Aggressive Growth          Alliance Capital Management, LLP
Small/Mid Cap CORE                   Goldman Sachs Asset Management
Small Cap Value                      T. Rowe Price Associates, Inc.
Real Estate Equity                   Morgan Stanley Investment Management, Inc.
Growth & Income                      Putnam Investment Management, LLC
Managed                              Capital Guardian Trust Company
Small Cap Equity                     Capital Guardian Trust Company
International Opportunities          T. Rowe Price International, Inc.
Equity Index                         State Street Global Bank & Trust N.A.
High Yield Bond                      Wellington Management Company, LLP
Global Bond                          Capital Guardian Trust Company

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLIAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-I, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S.government, for each Fund for the year ended December 31, 2002 were as follows:

Fund                               Purchases       Sales and Maturities
----                               ---------       --------------------
Large Cap Growth                 $    499,870          $    558,460
Fundamental Growth                     25,959                32,604
Active Bond                         2,717,653             2,552,598
Emerging Markets Equity                40,522                30,745
International Equity Index             18,973                25,364
Small Cap Growth                      111,574               123,970
Health Sciences                        26,677                26,642
Global Balanced                        23,168                19,826
Multi Cap Growth                      346,738               335,460
Large Cap Value                        85,295                40,443
Large Cap Value CORE                   43,974                52,619
Fundamental Value                     114,740               122,262
Small/Mid Cap Growth                  202,604               205,865
Bond Index                            170,369                70,507
Large Cap Aggressive Growth            19,547                22,211
Small/Mid Cap CORE                     65,995                56,656

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

Fund                               Purchases       Sales and Maturities
----                               ---------       --------------------
Small Cap Value                  $     81,615          $     50,043
Real Estate Equity                     64,226                40,509
Growth & Income                     1,533,005             1,687,146
Managed                             5,147,473             5,329,459
Short-Term Bond                       261,057               142,867
Small Cap Equity                       26,717                28,914
International Opportunities            84,175                65,971
Equity Index                          110,080                51,832
High Yield Bond                        65,494                48,247
Global Bond                            56,528                34,450

          The identified cost of investments owned by the Funds (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2002 were as follows:

                                                                                Net Unrealized
                                  Identified     Unrealized      Unrealized      Appreciation
Fund                                 Cost       Appreciation    Depreciation    (Depreciation)
----                             ------------   ------------    ------------    --------------
Large Cap Growth                 $    598,144   $     12,687    $   (115,326)   $   (102,639)
Fundamental Growth                     23,501            104          (3,543)         (3,439)
Active Bond                         1,145,047         33,340         (10,185)         22,890
Emerging Markets Equity                37,851            913          (4,667)         (3,754)
International Equity Index            138,112          4,457         (43,848)        (39,390)
Small Cap Growth                      137,801          7,213         (24,088)        (16,875)
Health Sciences                        26,291         (1,053)         (2,646)         (3,699)
Global Balanced                        32,602          1,566          (4,046)         (2,420)
Multi Cap Growth                      170,823            264         (10,459)        (10,195)
Large Cap Value                       294,235         11,430         (45,221)        (33,709)
Large Cap Value CORE                   45,353          1,002          (5,713)         (4,711)
Fundamental Value                     134,855          2,465         (16,073)        (13,608)
Small/Mid Cap Growth                  161,864          2,679         (23,980)        (21,301)
Bond Index                            202,607          8,827            (116)          8,909
Large Cap Aggressive Growth            28,066           (338)         (3,510)         (3,848)
Small/Mid Cap CORE                     51,649          1,919          (5,848)         (3,928)
Small Cap Value                       126,236          7,315         (12,248)         (4,895)
Real Estate Equity                    170,120         16,043         (10,844)          7,360
Growth & Income                     1,940,283         45,165        (502,629)       (179,623)
Managed                             2,272,640         52,580        (109,239)        (56,330)
Short-Term Bond                       209,702          5,161            (401)          4,994
Small Cap Equity                       68,853          3,291         (22,172)        (18,852)
International Opportunities           110,202         (8,670)        (17,048)        (25,748)
Equity Index                          663,660          4,060        (199,024)       (194,962)
High Yield Bond                        61,234            880          (3,029)         (1,820)
Global Bond                            70,520          7,061            (239)            980

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

     Distribution of Income and Gains: Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on it's federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. Additionally, as a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of it's capital accounts without impacting the net asset value of the fund.

     At December 31, 2002, the Fund's components of distributable earnings on a tax basis were as follows:

                                Undistributed   Undistributed                  Net Unrealized
                                   ordinary     net long-term   Capital Loss    Appreciation
Fund                                Income      capital gain    carryforwards  (Depreciation)
----                            -------------   -------------   -------------  ---------------
Large Cap Growth                 $        414   $          -    $    321,838    $   (102,639)
Fundamental Growth                          -              -          34,084          (3,439)
Active Bond                             1,860              -          21,748          22,890
Emerging Markets Equity                   181              -          16,798          (3,754)
International Equity Index                239              -          14,669         (39,390)
Small Cap Growth                            -              -          91,594         (16,875)
Health Sciences                            53              -           3,288          (3,699)
Global Balanced                           284              -           2,719          (2,420)
Multi Cap Growth                            -              -         313,245         (10,195)
Large Cap Value                           509            400               -         (33,709)
Large Cap Value CORE                        -              -           6,005          (4,711)
Fundamental Value                           -              -          18,723         (13,608)
Money Market                               82              -              82               -
Small/Mid Cap Growth                        -              -           5,146         (21,301)
Bond Index                                  -              -               -           8,909
Large Cap Aggressive Growth                 -              -          16,030          (3,848)
Small/Mid Cap CORE                          -              -           2,629          (3,928)
Small Cap Value                             -              -               -          (4,895)
Real Estate Equity                          -          1,447               -           7,360
Growth & Income                           220              -         714,583        (179,623)
Managed                                31,294              -         179,731          56,330
Short-Term Bond                             -              -           1,303           4,994
Small Cap Equity                            -              -          14,201         (18,852)
International Opportunities               209              -          27,044         (25,748)

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

                                Undistributed   Undistributed                  Net Unrealized
                                   ordinary     net long-term   Capital Loss    Appreciation
Fund                                Income      capital gain    carryforwards  (Depreciation)
----                            -------------   -------------   -------------  ---------------
Equity Index                     $      5,533   $          -    $     19,050    $   (194,962)
High Yield Bond                           835              -          11,191          (1,820)
Global Bond                                 -              -           2,743             980

     In addition, during the year ended December 31, 2002, the tax character of distributions paid by the Fund are summarized as follows:

                              Distributions from         Distributions from
Fund                           ordinary income         long-term capital gain    Return of Capital
----                          ------------------       ----------------------    -----------------
Large Cap Growth                 $      2,023               $       -                 $     -
Active Bond                            52,675                       -                       -
Emerging Markets Equity                    93                       -                       -
International Equity Index              2,052                       -                       -
Health Sciences                            56                       -                       -
Global Balanced                           374                       -                       -
Large Cap Value                         4,351                   3,600                       -
Large Cap Value CORE                      581                       -                       -
Fundamental Value                       1,766                       -                      28
Money Market                           11,513                       -                       -
Small/Mid Cap Growth                        -                       -                   1,738
Bond Index                              9,249                     179                     217
Small/Mid Cap CORE                        226                       -                       2
Small Cap Value                           885                   1,001                   1,231
Real Estate Equity                      8,766                   4,175                       -
Growth & Income                        15,248                       -                       -
Managed                                39,246                       -                       -
Short-Term Bond                         7,972                       -                     489
Small Cap Equity                          114                       -                       -
International Opportunities               592                       -                       -
Equity Index                            4,601                   2,918                       -
High Yield Bond                         5,697                       -                       -
Global Bond                             3,132                       -                     335

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION

     On December 6, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the aquiring funds approved the combination of the funds in the following table:

Acquiring Fund                   Target Fund
--------------                   -----------
VST Active Bond                  VA Bond Fund
VST Growth & Income              VA Core Equity
VST Growth & Income              VA Large Cap Growth
VST Fundamental Growth           VA Mid Cap Growth
VST Small Cap Growth             VA Small Cap Growth

     These combinations provide for the transfer of substantially all of the assets and liabilites of the target funds to the aquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                                                                             Target Fund     Acquiring Fund     Acquiring Fund
                                         Trust shares                         unrealized        net assets        aggregate net
           Acquiring Fund                  issued by        Target Fund      appreciation/       prior to         assets after
           vs. Target Fund              Acquiring Fund       net assets     (depreciation)      combination        combination
          ------------------            --------------      -----------     --------------    --------------     ---------------
VST Active Bond vs. VA Bond                  7,379          $   70,283       $       (24)      $    862,228       $    932,510
VST Growth & Income vs. VA Core Equity       2,924              35,113             4,160          2,454,326          2,489,440
VST Growth & Income vs.
 VA Large Cap Growth                           429               5,158               663          2,489,440          2,494,598
VST Fundamental Growth
 vs. VA \Mid Cap Growth                        554               4,720               602             33,059             37,780
VST Small Cap Growth
 vs. VA Small Cap Growth                       904          $   10,473       $     1,119       $    180,456       $    191,197

     On December 13, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the aquiring funds approved the combination of the funds in the following table:

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION--Continued

        Acquiring Fund                        Target Fund
        --------------                        -----------
VST Active Bond                       VST Active Bond II
VST Growth & Income                   VST Mid Cap Blend
VST Managed                           VST Aggressive Balanced
VST Money Market                      VA Money Market
VST Equity Index                      VA 500 Index
VST International Opportunities B     VA International
(formerly, International Equity)

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                                                                           Target Fund      Acquiring Fund   Acquiring Fund
                                   Trust shares                             unrealized        net assets     aggregate net
          Acquiring Fund vs.         issued by        Target Fund          appreciation/       prior to      assets after
              Target Fund         Acquiring Fund      net assets          (depreciation)      combination    combination
          ------------------      --------------      -----------         --------------    --------------   ---------------
VST Active Bond vs. VST
Active Bond II                           801         $        7,619       $          (26)   $      929,499   $      937,118
VST Growth & Income vs.
VST Mid Cap Blend                      1,623                 18,947                  954         2,417,601        2,436,548
VST Managed vs. VST
Aggressive Balanced                    1,253                 16,164                 (144)        2,482,375        2,498,539
VST Money Market vs. VA
Money Market                         130,550                130,550                    -           608,089          738,639
VST Equity Index vs. VA 500
Index                                  1,009                 15,141                3,209           509,212          524,353
VST International
Opportunities B (formerly,
International Equity) vs.
VA International                         268                  1,981                  (14)           26,223           28,204

     On December 18, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the aquiring funds approved the combination of the funds in the following table:

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION--Continued

    Acquiring Fund                          Target Fund
    --------------                          -----------
VST Large Cap Value Core                VST Large Cap Value Core II
VST Fundamental Value (formerly,        VST Large/Mid Cap
 Large/Mid Cap Value)                    Value II

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                                                                                            Acquiring Fund    Acquiring Fund
                                   Trust shares                            Target Fund        net assets      aggregate net
          Acquiring Fund vs.         issued by        Target Fund           unrealized         prior to        assets after
              Target Fund         Acquiring Fund      net assets           depreciation       combination      combination
          ------------------      --------------      -----------         --------------    --------------   ---------------
VST Large Cap Value Core vs.
VST Large Cap Value Core II                 675      $     6,577          $       (129)     $     52,227     $    58,804
VST Fundamental Value
 (formerly, Large/Mid Cap
Value) vs. VST Large/Mid Cap
 Value Core II                            9,640          102,164                (1,911)           57,138         159,302

     On June 12, 2002, the Board of Trustees approved the combination of two John Hancock Funds. On September 13, 2002 the two funds in the following table merged:

      Acquiring Fund                          Target Fund
      --------------                          -----------
VST International Opportunities         VST International Opportunities B
                                        (formerly, International Equity)

     This combination provides for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. This acquisition was accounted for as taxfree exchange as follows:

                                                                                            Acquiring Fund   Acquiring Fund
                                   Trust shares                            Target Fund        net assets      aggregate net
          Acquiring Fund vs.         issued by        Target Fund           unrealized         prior to       assets after
              Target Fund         Acquiring Fund      net assets           depreciation       combination     combination
          ------------------      --------------      -----------         --------------    --------------   ---------------
VST International
 Opportunities vs. VST
 International Opportunities B
 (formerly, International
 Equity)                                   3,278      $   24,706           $      (5,332)    $       71,914   $       96,620

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums and accreting discount on debt securities. Prior to this date, the Funds did not amortize premiums or accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in a following reduction in the cost of the investments and a corresponding increase (decrease) in unrealized appreciation (depreciation) on investments, based on securities held as of December 31, 2000:

                                   Increase (decrease) in the Cost of     Increase (decrease) in Net
Fund                                          Investments                 Unrealized Appreciation
----                               ----------------------------------     --------------------------
Active Bond                                     $ (2,686)                         $ (2,686)
Global Balanced                                      (23)                              (23)
Bond Index                                          (490)                             (490)
Managed                                           (5,148)                           (5,148)
Short-Term Bond                                     (147)                             (147)
High Yield Bond                                      387                               387
Global Bond                                         (125)                             (125)

     The effect of this change in the year ended December 31, 2001 was as follows:

                                                            Increase (decrease) In Net         Increase
                              Increase (decrease) in Net             Unrealized             (decrease) in Net
Fund                              Investment Income          Appreciation/Depreciation      Realized Losses
----                          --------------------------    --------------------------      -----------------
Active Bond                         $  (4,024)                   $     (1,585)                $    (2,439)
Global Balanced                          (141)                            (20)                       (121)
Bond Index                               (675)                           (334)                       (341)
Managed                                (3,488)                           (617)                     (2,871)
Short-Term Bond                          (820)                           (372)                       (448)
High Yield Bond                           559                             390                         169
Global Bond                              (723)                           (140)                       (583)


     The effect of this change on the per share operating performance and on the annualized ratio of net investment income to average net assets in the year ended December 31, 2001 was as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--CHANGE IN ACCOUNTING PRINCIPLE--Continued

                                                   Increase       Increase (decrease)  Increase (decrease)
                                                 (decrease) in    in Net Realized and   in Net Investment
                                                Net Investment     Unrealized Gains     Income to Average
Fund                                           Income Per Share   (Losses) Per Share        Net Assets
----                                           ----------------   -------------------  -------------------
Active Bond                                                   -                    -                (.04)%
Global Balanced                                               -                    -                 .03%
Bond Index                                                    -                    -                (.06)%
Managed                                                       -                    -                   -%
Short-Term Bond                                 $         (0.01)   $           (0.01)               (.09)%
High Yield Bond                                            0.06                 0.06                1.10%
Global Bond                                                   -                    -                (.03)%

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE G--OTHER MATTERS (UNAUDITED)

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 14, 2002 on the following matters:

                                                                     For            Against             Abstain
                                                                     ---            -------             -------
For the Multi Cap Growth Fund (formerly, Mid
Cap Growth Fund):
To approve, as to the Mid Cap Growth Fund, a                          89%               4%                 7%
 new Sub-Investment Agreement among the Trust,
 John Hancock and Janus Capital Corp.

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on October 7, 2002 on the following matters:

                                                                     For            Against             Abstain
                                                                     ---            -------             -------
FOR THE LARGE CAP GROWTH FUND:
To approve an amendment to change fundamental investment              85%               6%                 9%
 restriction on real estate.
To approve an amendment to change fundamental investment              81%              13%                 6%
 restriction loans.
To approve an amendment to change fundamental investment              82%              11%                 7%
 restriction on commodities and put and call options.
To approve an amendment to change fundamental investment              81%              13%                 6%
 restriction on borrowing money.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                 For       Against    Abstain
                                                                                 ---       -------    -------
FOR THE LARGE CAP GROWTH FUND--CONTINUED:
To approve an amendment to change fundamental investment restriction on          79%         14%         7%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on          82%         11%         7%
 issuing senior securities.
To approve an amendment to delete fundamental investment restriction for         83%         10%         7%
 investing for control.
To approve an amendment to delete fundamental investment restriction on          81%         12%         7%
 purchasing illiquid investments.
To approve an amendment to delete fundamental investment restriction on          83%         10%         7%
 purchasing securities issued by other investment companies.
To approve an "manager of managers" arrangement and delete the need for          80%         13%         7%
 shareholder approval of the retention or termination of sub-investment managers.
To approve an amendment to the current Investment Management Agreement           70%         23%         7%
 between the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.

FOR THE FUNDAMENTAL GROWTH FUND:
To approve an amendment to change fundamental investment restriction on real     84%          7%         9%
 estate.
To approve an amendment to change fundamental investment restriction loans.      83%          7%        10%
To approve an amendment to change fundamental investment restriction on          84%          7%         9%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on          83%          8%         9%
 borrowing money.
To approve an amendment to change fundamental investment restriction on          83%          8%         9%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on          84%          7%         9%
 issuing senior securities.
To approve an amendment to delete fundamental investment restriction for         84%          7%         9%
 investing for control.
To approve an amendment to delete fundamental investment restriction on          84%          7%         9%
 diversification of investments.
To approve an "manager of managers" arrangement and delete the need for          84%          7%         9%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE ACTIVE BOND FUND:
To approve an amendment to change fundamental investment restriction on real     86%          7%         7%
 estate.
To approve an amendment to change fundamental investment restriction loans.      84%          9%         7%
To approve an amendment to change fundamental investment restriction on          82%         10%         8%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on          81%         11%         8%
 borrowing money.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                      For        Against    Abstain
                                                                                      ---        -------    -------
FOR THE ACTIVE BOND FUND-CONTINUED:
To approve an amendment to change fundamental investment restriction on                80%         12%         8%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        82%         10%         8%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               82%         10%         8%
 investing for control.
To approve an amendment to delete fundamental investment restriction on                82%         10%         8%
 purchasing illiquid investments.
To approve an amendment to delete fundamental investment restriction on                83%         10%         7%
 purchasing securities issued by other investment companies.
To approve an amendment to delete fundamental investment restriction on                82%         10%         8%
 diversification of investments.
To approve an "manager of managers" arrangement and delete the need for                80%         12%         8%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE EMERGING MARKETS EQUITY FUND:
To approve an amendment to change fundamental investment restriction loans.            79%         13%         8%
To approve an amendment to change fundamental investment restriction on                81%         12%         7%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on                80%         13%         7%
 borrowing money.
To approve an amendment to change fundamental investment restriction on                79%         14%         7%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        81%         12%         7%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               81%         12%         7%
 investing for control.
To approve an amendment to delete fundamental investment restriction on                69%         24%         7%
 diversification of investments.
To approve an "manager of managers" arrangement and delete the need for                81%         12%         7%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE INTERNATIONAL EQUITY INDEX FUND:
To approve an amendment to change fundamental investment restriction on real           86%          9%         5%
 estate.
To approve an amendment to change fundamental investment restriction loans.            84%         11%         5%
To approve an amendment to change fundamental investment restriction on                84%         11%         5%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on                82%         13%         5%
 borrowing money.
To approve an amendment to change fundamental investment restriction on                82%         13%         5%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        84%         11%         5%
 senior securities.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                       For       Against     Abstain
                                                                                       ---       -------     -------
FOR THE INTERNATIONAL EQUITY INDEX FUND-CONTINUED:
To approve an amendment to delete fundamental investment restriction for               85%         10%         5%
 investing for control.
To approve an amendment to delete fundamental investment restriction on                84%         11%         5%
 purchasing securities issued by other investment companies.
To approve an amendment to delete fundamental investment restriction on                81%         14%         5%
 diversification of investments.
To approve an "manager of managers" arrangement and delete the need for                83%         12%         5%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE SMALL CAP GROWTH FUND:
To approve an amendment to change fundamental investment restriction on real           87%          6%         7%
 estate.
To approve an amendment to change fundamental investment restriction loans.            84%          9%         7%
To approve an amendment to change fundamental investment restriction on                84%         10%         6%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on borrowing      82%         11%         7%
 money.
To approve an amendment to change fundamental investment restriction on                83%         10%         7%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        86%          8%         6%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               86%          7%         7%
 investing for control.
To approve an amendment to delete fundamental investment restriction on                85%          9%         6%
 diversification of investments.
To approve an "manager of managers" arrangement and delete the need for                83%         10%         6%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE HEALTH SCIENCES FUND:
To approve an amendment to change fundamental investment restriction on real           88%          5%         7%
 estate.
To approve an amendment to change fundamental investment restriction loans.            81%         12%         7%
To approve an amendment to change fundamental investment restriction on                80%         13%         7%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on borrowing      79%         13%         8%
 money.
To approve an amendment to change fundamental investment restriction on                80%         12%         7%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        88%          5%         7%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               86%          7%         7%
 investing for control.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                       For       Against     Abstain
                                                                                       ---       -------     -------
FOR THE HEALTH SCIENCES FUND--CONTINUED:
To approve an "manager of managers" arrangement and delete the need for                77%         16%         7%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE GLOBAL BALANCED FUND:
To approve an amendment to change fundamental investment restriction on real           93%          2%         5%
 estate.
To approve an amendment to change fundamental investment restriction loans.            90%          6%         4%
To approve an amendment to change fundamental investment restriction on                92%          4%         4%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on                89%          6%         5%
 borrowing money.
To approve an amendment to change fundamental investment restriction on                91%          5%         4%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        90%          5%         5%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               92%          4%         4%
 investing for control.
To approve an "manager of managers" arrangement and delete the need for                89%          6%         5%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE MULTI-CAP GROWTH FUND:
To approve an amendment to change fundamental investment restriction on real           89%          6%         5%
 estate.
To approve an amendment to change fundamental investment restriction loans.            85%          9%         6%
To approve an amendment to change fundamental investment restriction on                85%          9%         6%
 commodities and put and call options.
To approve an amendment to change fundamental investment restriction on                84%         10%         6%
 borrowing money.
To approve an amendment to change fundamental investment restriction on                84%         10%         6%
 purchasing securities on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing        86%          8%         6%
 senior securities.
To approve an amendment to delete fundamental investment restriction for               87%          7%         6%
   investing for control.
To approve an "manager of managers" arrangement and delete the need for                84%         10%         6%
 shareholder approval of the retention or termination of sub-investment managers.

FOR THE LARGE CAP VALUE FUND:
To approve an amendment to change fundamental investment restriction on real           92%          5%         3%
 estate.
To approve an amendment to change fundamental investment restriction loans.            90%          6%         4%
To approve an amendment to change fundamental investment restriction on                91%          5%         4%
 commodities and put and call options.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE LARGE CAP VALUE FUND-CONTINUED:
To approve an amendment to change fundamental investment restriction on borrowing money.                 90%       6%         4%
To approve an amendment to change fundamental investment restriction on purchasing securities.           88%       8%         4%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities        91%       5%         4%
To approve an amendment to delete fundamental investment restriction for investing for control.          91%       5%         4%
To approve an amendment to delete fundamental investment restriction on diversification of               88%       8%         4%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             90%       6%         4%
     of the retention or termination of sub-investment managers.

FOR THE LARGE CAP VALUE CORE FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     91%       3%         6%
To approve an amendment to change fundamental investment restriction loans.                              90%       5%         5%
To approve an amendment to change fundamental investment restriction on commodities and put              90%       5%         5%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 91%       4%         5%
To approve an amendment to change fundamental investment restriction on purchasing securities            88%       6%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       89%       5%         6%
To approve an amendment to delete fundamental investment restriction for investing for control.          89%       5%         6%
To approve an amendment to delete fundamental investment restriction on diversification of               89%       6%         5%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             88%       7%         5%
     of the retention or termination of sub-investment managers.

FOR THE FUNDAMENTAL VALUE FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     90%       5%         5%
To approve an amendment to change fundamental investment restriction loans.                              88%       7%         5%
To approve an amendment to change fundamental investment restriction on commodities and put              88%       7%         5%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 88%       7%         5%
To approve an amendment to change fundamental investment restriction on purchasing securities            87%       8%         5%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       89%       6%         5%

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE FUNDAMENTAL VALUE FUND-CONTINUED:
To approve an amendment to delete fundamental investment restriction for investing for control.          89%       6%         5%
To approve an amendment to delete fundamental investment restriction on diversification of               89%       6%         5%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             88%       7%         5%
     of the retention or termination of sub-investment managers.

FOR THE MONEY MARKET FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       7%         5%
To approve an amendment to change fundamental investment restriction loans.                              86%       9%         5%
To approve an amendment to change fundamental investment restriction on commodities and put              86%       8%         6%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 86%       9%         5%
To approve an amendment to change fundamental investment restriction on purchasing securities            85%       9%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       86%       8%         6%
To approve an amendment to delete fundamental investment restriction for investing for control.          87%       7%         6%
To approve an amendment to delete fundamental investment restriction on purchasing illiquid              86%       8%         6%
     investments.
To approve an amendment to delete fundamental investment restriction on purchasing securities            87%       8%         5%
     issued by other investment companies.
To approve an amendment to delete fundamental investment restriction on diversification of               87%       7%         6%
     investments.
To approve an amendment to add authority to concentrate investment in U.S. banking industry.             88%       6%         5%
To approve an "manager of managers" arrangement and delete the need for shareholder approval             85%      10%         5%
     of the retention or termination of sub-investment managers.

FOR THE SMALL/MID CAP GROWTH FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       6%         6%
To approve an amendment to change fundamental investment restriction loans.                              85%       9%         6%
To approve an amendment to change fundamental investment restriction on commodities and put              86%       8%         6%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 85%       9%         6%
To approve an amendment to change fundamental investment restriction on purchasing securities            84%      10%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       86%       8%         6%

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE SMALL/MID CAP GROWTH FUND-CONTINUED:
To approve an amendment to delete fundamental investment restriction for investing for control.          87%       7%         6%
To approve an amendment to delete fundamental investment restriction on purchasing securities            86%       7%         7%
     issued by other investment companies.
To approve an amendment to delete fundamental investment restriction on diversification of               86%       8%         6%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             84%      10%         6%
     of the retention or termination of sub-investment managers.

FOR THE BOND INDEX FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     90%       3%         7%
To approve an amendment to change fundamental investment restriction loans.                              90%       4%         6%
To approve an amendment to change fundamental investment restriction on commodities and put              80%      13%         7%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 80%      13%         7%
To approve an amendment to change fundamental investment restriction on purchasing securities            79%      14%         7%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       80%      13%         7%
To approve an amendment to delete fundamental investment restriction for investing for control.          80%      13%         7%
To approve an amendment to delete fundamental investment restriction on diversification of               77%      15%         7%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             79%      14%         7%
     of the retention or termination of sub-investment managers.

FOR THE LARGE CAP AGGRESSIVE GROWTH FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     87%       4%         9%
To approve an amendment to change fundamental investment restriction loans.                              86%       5%         9%
To approve an amendment to change fundamental investment restriction on commodities and put              86%       5%         9%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 82%       9%         8%
To approve an amendment to change fundamental investment restriction on purchasing securities            82%      10%         8%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       83%       9%         8%
To approve an amendment to delete fundamental investment restriction for investing for control.          87%       5%         8%

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE LARGE CAP AGGRESSIVE GROWTH FUND-CONTINUED:
To approve an "manager of managers" arrangement and delete the need for shareholder approval             85%       5%        10%
     of the retention or termination of sub-investment managers.

FOR THE SMALL/MID CAP CORE FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     86%      11%         3%
To approve an amendment to change fundamental investment restriction loans.                              83%      14%         3%
To approve an amendment to change fundamental investment restriction on commodities and put              83%      14%         3%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 81%      16%         3%
To approve an amendment to change fundamental investment restriction on purchasing securities            81%      16%         3%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       81%      16%         3%
To approve an amendment to delete fundamental investment restriction for investing for control.          85%      12%         3%
To approve an amendment to delete fundamental investment restriction on diversification of               83%      14%         3%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             83%      14%         3%
     of the retention or termination of sub-investment managers.
To approve an amendment to the current Investment Management Agreement between the Trust                 74%      23%         3%
     and John Hancock, reflecting an increase in this Fund's investment advisory fee.

FOR THE SMALL CAP VALUE FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       5%         7%
To approve an amendment to change fundamental investment restriction loans.                              86%       6%         8%
To approve an amendment to change fundamental investment restriction on commodities and put              84%       8%         8%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 84%       8%         8%
To approve an amendment to change fundamental investment restriction on purchasing securities            83%       9%         8%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       85%       7%         8%
To approve an amendment to delete fundamental investment restriction for investing for control.          85%       7%         8%
To approve an amendment to delete fundamental investment restriction on diversification of               83%       9%         8%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             83%       9%         8%
     of the retention or termination of sub-investment managers.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE SMALL CAP VALUE FUND-CONTINUED:
To approve an amendment to the current Sub-Investment Management Agreement among the                     89%       6%         5%
     Trust, John Hancock, and Wellington Management Company, LLP.
To approve an amendment to the current Sub-Investment Management Agreement among the                     90%       5%         5%
     Trust, John Hancock, and T.Rowe Price Associates, Inc.

FOR THE REAL ESTATE EQUITY FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       6%         6%
To approve an amendment to change fundamental investment restriction loans.                              86%       8%         6%
To approve an amendment to change fundamental investment restriction on commodities and put              86%       8%         6%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 85%       8%         7%
To approve an amendment to change fundamental investment restriction on purchasing securities            84%       9%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       86%       8%         6%
To approve an amendment to delete fundamental investment restriction for investing for control.          86%       7%         7%
To approve an amendment to delete fundamental investment restriction on purchasing illiquid              86%       8%         6%
     investments.
To approve an amendment to delete fundamental investment restriction on purchasing securities            87%       7%         6%
     issued by other investment companies.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             84%      10%         6%
     of the retention or termination of sub-investment managers.

FOR THE GROWTH & INCOME FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     86%       7%         7%
To approve an amendment to change fundamental investment restriction loans.                              83%      10%         7%
To approve an amendment to change fundamental investment restriction on commodities and put              82%      10%         8%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 82%      11%         7%
To approve an amendment to change fundamental investment restriction on purchasing securities            80%      12%         8%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       82%      10%         8%
To approve an amendment to delete fundamental investment restriction for investing for control.          83%       9%         8%
To approve an amendment to delete fundamental investment restriction on purchasing illiquid              82%      10%         8%
     investments.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE GROWTH & INCOME FUND-CONTINUED:
To approve an amendment to delete fundamental investment restriction on purchasing securities            84%       9%         7%
     issued by other investment companies.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             80%      12%         8%
     of the retention or termination of sub-investment managers.

FOR THE MANAGER FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     86%       6%         8%
To approve an amendment to change fundamental investment restriction loans.                              84%       8%         8%
To approve an amendment to change fundamental investment restriction on commodities and put              83%       8%         9%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 84%       8%         8%
To approve an amendment to change fundamental investment restriction on purchasing securities            82%       9%         9%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       84%       8%         8%
To approve an amendment to delete fundamental investment restriction for investing for control.          84%       7%         9%
To approve an amendment to delete fundamental investment restriction on purchasing illiquid              83%       8%         9%
     investments.
To approve an amendment to delete fundamental investment restriction on purchasing securities            85%       7%         8%
     issued by other investment companies.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             83%       8%         9%
     of the retention or termination of sub-investment managers.

FOR THE SHORT-TERM BOND FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     90%       4%         6%
To approve an amendment to change fundamental investment restriction loans.                              88%       7%         5%
To approve an amendment to change fundamental investment restriction on commodities and put              89%       5%         6%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 87%       7%         6%
To approve an amendment to change fundamental investment restriction on purchasing securities            86%       8%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       87%       7%         6%
To approve an amendment to delete fundamental investment restriction for investing for control.          88%       6%         6%
To approve an amendment to delete fundamental investment restriction on purchasing securities            88%       6%         6%
     issued by other investment companies.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE SHORT-TERM BOND FUND-CONTINUED:
To approve an amendment to delete fundamental investment restriction on diversification of               88%       7%         5%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             88%       7%         5%
     of the retention or termination of sub-investment managers.

FOR THE SMALL CAP EQUITY FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       4%         8%
To approve an amendment to change fundamental investment restriction loans.                              85%       7%         8%
To approve an amendment to change fundamental investment restriction on commodities and put              86%       6%         8%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 83%       9%         8%
To approve an amendment to change fundamental investment restriction on purchasing securities            80%      12%         8%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       84%       8%         8%
To approve an amendment to delete fundamental investment restriction for investing for control.          87%       5%         8%
To approve an amendment to delete fundamental investment restriction on diversification of               80%      12%         8%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             85%       6%         9%
     of the retention or termination of sub-investment managers.

FOR THE INTERNATIONAL OPPORTUNITIES FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     91%       4%         5%
To approve an amendment to change fundamental investment restriction loans.                              89%       6%         5%
To approve an amendment to change fundamental investment restriction on commodities and put              85%       9%         6%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 82%      12%         6%
To approve an amendment to change fundamental investment restriction on purchasing securities            80%      14%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       85%      10%         5%
To approve an amendment to delete fundamental investment restriction for investing for control.          87%       8%         5%
To approve an amendment to delete fundamental investment restriction on diversification of               86%       9%         5%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             84%      11%         5%
     of the retention or termination of sub-investment managers.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE EQUITY INDEX FUND-CONTINUED:
To approve an amendment to change fundamental investment restriction on real estate.                     88%       9%         3%
To approve an amendment to change fundamental investment restriction loans.                              86%      10%         4%
To approve an amendment to change fundamental investment restriction on commodities and put              83%      13%         4%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 83%      13%         4%
To approve an amendment to change fundamental investment restriction on purchasing securities            82%      14%         4%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       84%      12%         4%
To approve an amendment to delete fundamental investment restriction for investing for control.          85%      12%         3%
To approve an amendment to delete fundamental investment restriction on diversification of               83%      14%         3%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             83%      14%         3%
     of the retention or termination of sub-investment managers.

FOR THE HIGH YIELD BOND FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     92%       4%         4%
To approve an amendment to change fundamental investment restriction loans.                              88%       8%         4%
To approve an amendment to change fundamental investment restriction on commodities and put              89%       7%         4%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 85%      11%         4%
To approve an amendment to change fundamental investment restriction on purchasing securities            85%      11%         4%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       87%       9%         4%
To approve an amendment to delete fundamental investment restriction for investing for control.          90%       6%         4%
To approve an amendment to delete fundamental investment restriction on diversification of               89%       7%         4%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             89%       7%         4%
     of the retention or termination of sub-investment managers.

FOR THE GLOBAL BOND FUND:
To approve an amendment to change fundamental investment restriction on real estate.                     84%      10%         6%
To approve an amendment to change fundamental investment restriction loans.                              80%      13%         7%

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE G--OTHER MATTERS (UNAUDITED)--Continued

                                                                                                        For     Against    Abstain
                                                                                                        ---     -------    -------
FOR THE GLOBAL BOND FUND-CONTINUED:
To approve an amendment to change fundamental investment restriction on commodities and put              81%      12%         7%
     and call options.
To approve an amendment to change fundamental investment restriction on borrowing money.                 80%      14%         6%
To approve an amendment to change fundamental investment restriction on purchasing securities            80%      14%         6%
     on margin and selling securities short.
To approve an amendment to delete fundamental investment restriction on issuing senior securities.       82%      12%         6%
To approve an amendment to delete fundamental investment restriction for investing for control.          83%      11%         6%
To approve an amendment to delete fundamental investment restriction on diversification of               82%      11%         6%
     investments.
To approve an "manager of managers" arrangement and delete the need for shareholder approval             83%      11%         6%
     of the retention or termination of sub-investment managers.

NOTE H--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Trust's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-REAL-LIFE. The following table provides information about the memebrs of the Board of Trustees and the officers of the Trust:

                                           Positions Held                  Principal Occupation(s)
Name, Address and Age                        With Trust                    During Past Five Years
---------------------------------      ------------------------        --------------------------------
Michele G. Van Leer* (age 44)            Chairman and Trustee          Senior Vice President, Product
John Hancock Place Boston,                                             Management, John Hancock Life
Massachusetts 02117                                                    Insurance Company; Vice
                                                                       Chairman, President & Director,
                                                                       John Hancock Variable Life
                                                                       Insurance Company

Kathleen F. Driscoll* (age 45)         Vice Chairman, President        Vice President, Signator
John Hancock Place Boston,                   and Trustee               Brokerage, John Hancock Life
Massachusetts 02117                                                    Insurance Company; Vice
                                                                       President Corporate
                                                                       Communications, John Hancock
                                                                       Life Insurance Company

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE H--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)-Continued

                                           Positions Held                  Principal Occupation(s)
Name, Address and Age                        With Trust                    During Past Five Years
---------------------------------    ----------------------------      --------------------------------
Elizabeth G. Cook (age 64)                    Trustee                  Expressive Arts Therapist, Dana-
c/o John Hancock Variable Series                                       Farber Cancer Institute;
Trust I                                                                President, The Adveritising Club
John Hancock Place                                                     of Greater Boston
Boston, Massachusetts 02117

Diane C. Kessler (age 55)                     Trustee                  Executive Director,
c/o John Hancock Variable Series                                       Massachusetts Council of
Trust I                                                                Churches
John Hancock Place
Boston, Massachusetts 02117

Robert Verdonck (age 56)                      Trustee                  Chairman, President and Chief
c/o John Hancock Variable Series                                       Executive Officer, East Boston
Trust I                                                                Savings Bank
John Hancock Place
Boston, Massachusetts 02117

Hassell H. McClellan (age 56)                 Trustee                  Professor and Formerly
c/o John Hancock Variable                                              Graduate Dean, The Graduate
Series Trust I                                                         School of the Wallace G. Carroll
John Hancock Place                                                     School of Management, Boston College
Boston, Massachusetts 02117

Jude A. Curtis (age 43)                  Compliance Officer            Second Vice President and
John Hancock Place Boston,                                             Chief Investment Officer, John
Massachusetts 02117                                                    Hancock Life Insurance
                                                                       Company; formerly Second Vice
                                                                       President and Counsel, Office of
                                                                       Business Conduct; John
                                                                       Hancock Life Insurance
                                                                       Company; formerly a partner at
                                                                       Hale and Dorr LLP (law firm)

Maryellen Carney (age 36)            Assistant Compliance Officer      Compliance Specialist, John
John Hancock Place Boston,                                             Hancock Life Insurance
Massachusetts 02117                                                    Company; formerly Investment
                                                                       Company and Investment
                                                                       Adviser Examiner, U.S.
                                                                       Securities and Exchange
                                                                       Commission, Fort Worth
                                                                       Office and Boston Office

Raymond F. Skiba (age 56)                     Treasurer                Director, Fund Operations, John
John Hancock Place Boston,                                             Hancock Signature Services, Inc.
Massachusetts 02117

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 2002
--------------------------------------------------------------------------------

NOTE H--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)-Continued

                                           Positions Held                    Principal Occupation(s)
Name, Address and Age                        With Trust                      During Past Five Years
--------------------------------        -------------------            ------------------------------------
Karen Q. Visconti (age 48)                   Secretary                 Senior Marketing Consultant, Life
John Hancock Place Boston,                                             Product Management, John
Massachusetts 02117                                                    Hancock Life Insurance Company


Arnold R. Bergman (age 51)              Assistant Secretary            Senior Counsel, Law Department,
John Hancock Place Boston,                                             John Hancock Life Insurance
Massachusetts 02117                                                    company; formerly Vice President,
                                                                       General Counsel and Secretary, First
                                                                       Variable Life Insurance Company

* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contractowners, Policyholders, and
Board of Trustees of
John Hancock Variable Series Trust I

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of John Hancock Variable Series Trust I (the Trust) (comprising, respectively, the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, International Equity Index, Small Cap Growth, Health Sciences, Global Balanced, Multi Cap Growth (formerly, Mid Cap Growth), Large Cap Value, Large Cap Value CORE, Fundamental Value (formerly, Large/Mid Cap Value), Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, and Global Bond Portfolios) as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian or brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting John Hancock Variable Series Trust I at December 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2003

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                   John Hancock V.A. Financial Industries Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Financial Industries Fund and the Financial Industries Fund series of the John Hancock Variable Series Trust I ("Financial Industries Fund"). Under this Agreement, V.A. Financial Industries Fund would transfer all of its assets to Financial Industries Fund in exchange for shares of Financial Industries Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Financial Industries Fund. Financial Industries Fund will also assume V.A. Financial Industries Fund's liabilities.

         FOR      |_|          AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Financial Industries Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date ___________ , 2003 NOTE:
                                    Signature(s) should agree
                                    with the name(s) printed
                                    herein. When signing as
                                    attorney, executor,
                                    administrator, trustee or
                                    guardian, please give your
                                    full name as such. If a
                                    corporation, please sign in
                                    full corporate name by
                                    president or other
                                    authorized officer. If a
                                    partnership, please sign in
                                    partnership name by
                                    authorized person.
                                    ----------------------------------

                                    ----------------------------------
                                               Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                   John Hancock V.A. Sovereign Investors Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Sovereign Investors Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Sovereign Investors Fund. would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Sovereign Investors Fund. Growth & Income Fund will also assume V.A. Sovereign Investors Fund's liabilities.

         FOR      |_|          AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Sovereign Investors Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                  PLEASE SIGN, DATE AND RETURN
                                  PROMPTLY IN ENCLOSED ENVELOPE

                                  Date ________, 2003 NOTE:
                                  Signature(s) should agree
                                  with the name(s) printed
                                  herein. When signing as
                                  attorney, executor,
                                  administrator, trustee or
                                  guardian, please give your
                                  full name as such. If a
                                  corporation, please sign in
                                  full corporate name by
                                  president or other
                                  authorized officer. If a
                                  partnership, please sign in
                                  partnership name by
                                  authorized person.
                                  ------------------------------

                                  ------------------------------
                                        Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. Relative Value Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Relative Value Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Relative Value Fund. would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Relative Value Fund. Growth & Income Fund will also assume V.A. Relative Value Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. RELATIVE VALUE FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Relative Value Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment
(s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                  PLEASE SIGN, DATE AND RETURN
                                  PROMPTLY IN ENCLOSED ENVELOPE

                                  Date ________ , 2003 NOTE:
                                  Signature(s) should agree
                                  with the name(s) printed
                                  herein. When signing as
                                  attorney, executor,
                                  administrator, trustee or
                                  guardian, please give your
                                  full name as such. If a
                                  corporation, please sign in
                                  full corporate name by
                                  president or other
                                  authorized officer. If a
                                  partnership, please sign in
                                  partnership name by
                                  authorized person.
                                  ---------------------------------

                                  ---------------------------------
                                         Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                     John Hancock V.A. Strategic Income Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Strategic Income Fund and the Active Bond Fund series of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Strategic Income Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Strategic Income Fund. Active Bond Fund will also assume V.A. Strategic Income Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK STRATEGIC INCOME  FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Strategic Income Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE

                                 Date ___________, 2003 NOTE:
                                 Signature(s) should agree
                                 with the name(s) printed
                                 herein. When signing as
                                 attorney, executor,
                                 administrator, trustee or
                                 guardian, please give your
                                 full name as such. If a
                                 corporation, please sign in
                                 full corporate name by
                                 president or other
                                 authorized officer. If a
                                 partnership, please sign in
                                 partnership name by
                                 authorized person.
                                 ------------------------------

                                 ------------------------------
                                       Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                        John Hancock V.A. Technology Fund
                  Special Meeting of Shareholders to Be Held on
                                 April 16, 2003

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Technology Fund and the Large Cap Growth Fund series of the John Hancock Variable Series Trust I ("Large Cap Growth Fund"). Under this Agreement, V.A. Technology Fund would transfer all of its assets to Large Cap Growth Fund in exchange for shares of Large Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Technology Fund. Large Cap Growth Fund will also assume V.A. Technology Fund's liabilities.

         FOR      |_|           AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. TECHNOLOGY FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies (the "record owners") to vote all the shares of beneficial interest of John Hancock V.A. Technology Fund ("V.A.
Technology Fund") attributable to the undersigned's variable insurance or annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Technology Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, April 16, 2003 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated March 24, 2003 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

The  record  owners are hereby  instructed  to vote the shares  held in the fund
attributable   to  the   undersigned's   contract  at  the  special  meeting  of
shareholders and at any adjournment thereof, as specified on the reverse side.

                                     PLEASE SIGN, DATE AND RETURN
                                     PROMPTLY IN ENCLOSED ENVELOPE

                                     Date _______, 2003 NOTE:
                                     Signature(s) should agree
                                     with the name(s) printed
                                     herein. When signing as
                                     attorney, executor,
                                     administrator, trustee or
                                     guardian, please give your
                                     full name as such. If a
                                     corporation, please sign in
                                     full corporate name by
                                     president or other
                                     authorized officer. If a
                                     partnership, please sign in
                                     partnership name by
                                     authorized person.
                                     -----------------------------------

                                     -----------------------------------
                                         Signature(s)

                  JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
                      JOHN HANCOCK V.A. RELATIVE VALUE FUND
                   JOHN HANCOCK V.A. SOVEREIGN INVESTORS FUND
                     JOHN HANCOCK V.A. STRATEGIC INCOME FUND
                        JOHN HANCOCK V.A. TECHNOLOGY FUND

 (Each an "Acquired Fund", and each a Series of John Hancock Declaration Trust)
                              101 Huntington Avenue
                                Boston, MA 02199
                                 1-800-824-0335

                                 March 24, 2003

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus for VST Growth & Income Fund, VST Financial Industries Fund, VST Large Cap Growth Fund and VST Active Bond Fund (the "Acquiring Funds") that is also dated March 24, 2003 for use in connection with the Special Meeting of Shareholders of John Hancock V.A. Financial Industries Fund, John Hancock V.A. Relative Value Fund, John Hancock V.A. Sovereign Investors Fund, John Hancock V.A. Strategic Income Fund, and John Hancock V.A. Technology Fund (the "Acquired Funds"). Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling the John Hancock representative at 1-800-576-2227.

                                Table Of Contents

                                                                       Page
Introduction                                                             3
Additional Information about the Acquiring Funds                         3
General Information and History                                          3
Investment Objective and Policies                                        3
Management of the Acquiring Funds                                        3
Control Persons and Principal Holders of Shares                          3
Investment Advisory and Other Services                                   3
Brokerage Allocation                                                     3
Capital Stock and Other Securities                                       3
Purchase, Redemption and Pricing of Acquiring Fund Shares                3
Tax Status                                                               4
Underwriters                                                             4
Calculation of Performance Data                                          4
Financial Statements                                                     4
                                                                         4
Additional Information about the Acquired Funds
General Information and History                                          4
Investment Objective and Policies                                        4
Management of the Acquired Funds                                         4
Investment Advisory and Other Services                                   4
Brokerage Allocation                                                     4
Capital Stock and Other Securities                                       4
Purchase, Redemption and Pricing of the Acquired Funds                   5
Tax Status                                                               5
Underwriters                                                             5
Calculation of Performance Data                                          5
Financial Statements                                                     5

Exhibits

A - Statement of Additional Information, dated October 7, 2002, of the Acquiring Funds including audited financial statements as of December 31, 2002.

B - Statement of Additional Information, dated July 25, 2002, of the Acquired Funds including audited financial statements as of December 31, 2002.

                                  INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in a proxy statement and prospectus dated March 24, 2003. The proxy statement and prospectus has been sent to the shareholders of the Acquired Funds in connection with the solicitation by the Trustees of the Acquired Funds of proxies to be voted at the Special Meeting of Shareholders of the Acquired Funds to be held on April 16, 2003. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Acquiring Funds, dated October 7, 2002, and the Statement of Additional Information of the Acquired Funds, dated July 25, 2002. The SAI for the Acquiring Funds and the SAI for the Acquired Funds are included with this Statement of Additional Information.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

In accordance with Item 14 (a) (2) of Form N-14, pro forma financial statements were not prepared for the proposed reorganization of the Acquired Fund into the Acquiring Fund, since the net asset value of the Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund on January 15, 2003.

                Additional Information About the Acquiring Funds
                ------------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquiring Funds generally and their history, see "What is the Trust" and "The Trust's Business History" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Objective and Policies
---------------------------------
For additional information about the Acquiring Funds' investment objectives, policies and restrictions, see "The Funds' Investment Activities and Their Risks" and "The Funds' Fundamental Investment Restrictions" in the Acquiring Fund SAI attached hereto as Exhibit A.

Management of the Acquiring Funds
---------------------------------
For additional information about the Acquiring Funds' Board of Trustees, officers and management personnel, see "Board of Trustees and Officers of the Trust" in the Acquiring Fund SAI attached hereto as Exhibit A.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquiring Funds and principal holders of shares of the Acquiring Funds, see "Board of Trustees and Officers of the Trust" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquiring Funds' investment adviser, sub-advisers, custodian, transfer agent and independent accountants, see "Investment Advisory Arrangements" and "Arrangements with other Service Providers" in the Acquiring Fund SAI attached hereto as Exhibit A.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquiring Funds' brokerage allocation practices, see "Portfolio Transactions and Brokerage Allocation" in the Acquiring Fund SAI attached hereto as Exhibit A.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquiring Funds' shares of beneficial interest, see "Features of the Trust's Shares" and "Shareholder Meetings and Voting Rights" in the Acquiring Fund SAI attached hereto as Exhibit A.

Purchase, Redemption and Pricing of Acquiring Fund Shares
---------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquiring Funds' shares, see "Computing the Funds' Net Asset Value" and "Sales and Redemptions of Fund Shares" in the Acquiring Fund SAI attached hereto as Exhibit A.

Tax Status
----------
For additional information about the tax status of the Acquiring Funds, see "Taxes" in the Acquiring Fund SAI, attached hereto as Exhibit A..

Underwriters
------------
For additional information about the Acquiring Funds' principal underwriter and the distribution contract between the principal underwriter and the Acquiring Funds, see "Underwriting and Indemnity Agreement" in the Acquiring Fund SAI attached hereto as Exhibit A.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquiring Funds, see "Information About Fund Performance" in the Acquiring Fund SAI attached hereto as Exhibit A.

Financial Statements
--------------------
Audited annual financial statements of the Acquiring Funds at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the Acquiring Fund SAI, which is attached hereto as Exhibit A.


                 Additional Information About the Acquired Funds
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquired Funds generally and their history, see "Organization of the Trust" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Objective and Policies
---------------------------------
For additional information about the Acquired Funds' investment objectives, policies and restrictions, see "Investment Policies and Strategies", "Risk Factors, Investments and Techniques" and "Investment Restrictions" in the Acquired Fund SAI attached hereto as Exhibit B.

Management of Acquired Funds
----------------------------
For additional information about the Acquired Funds' Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquired Funds' investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholders Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the Acquired Fund SAI attached hereto as Exhibit B.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquired Funds' brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI attached hereto as Exhibit B..

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquired Funds' shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the Acquired Fund SAI attached hereto as Exhibit B.

Purchase, Redemption and Pricing of Acquired Fund Shares
--------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquired Funds' shares, see "Net Asset Value", Special Redemptions" and "Eligible Investors" in the Acquired Fund SAI attached hereto as Exhibit B.

Tax Status
----------
For additional information about the tax status of the Acquired Funds, see "Tax Status" in the Acquired Fund SAI attached hereto as Exhibit B.

Underwriters
------------
For additional information about the Acquired Funds' principal underwriter and the distribution contract between the principal underwriter and the Acquired Funds, see "Distribution Contracts" in the Acquired Fund SAI attached hereto as Exhibit B.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquired Funds, see "Calculation of Performance" in the Acquired Fund SAI attached hereto as Exhibit B.

Financial Statements
--------------------

Audited annual financial statements of the Acquired Funds at December 31, 2002 are attached to the Acquired Fund SAI, which is attached hereto as Exhibit B.

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 7, 2002

     This Statement of Additional Information (sometimes referred to herein as the "SAI") is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I (the "Trust"), dated May 1, 2002. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to all twenty-seven of the Trust's current "Funds."

     The Trust's Financial Statements and Investment Performance Information

     The Trust's financial statements appearing in its Annual Report to contract holders and the report of Ernst & Young LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into this Statement of Additional Information. The information about the total investment returns achieved by the Trust's various Funds, is also incorporated herein by reference. No other portions of the Annual Report are incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number above.

                                TABLE OF CONTENTS

                                                                                                  Page in this
                                                                                                  Statement of
                                                                                                   Additional
                                                                                                   Information
                                                                                                   -----------
A.  What Is the Trust?                                                                                   4

B.  The Trust's Business History                                                                         4

C.  The Funds' Investment Activities and Their Risks                                                     5
          1.  Investing in Money Market Instruments                                                      5
          2.  Investing in Other Fixed Income Obligations                                                5
          3.  Investing in Equity Securities                                                             7
          4.  Investing in Real Estate Securities                                                        9
          5.  Investing in Foreign Securities                                                            9
          6.  Techniques and Instruments for Managing Currency Exposure                                 11
          7.  Reallocating a Fund's Assets Among Asset Classes                                          13
          8.  Adopting a Temporary Defensive Strategy                                                   13
          9.  Investing With an Index-Based Objective                                                   13
         10.  Investing on a Non-Diversified Basis                                                      16
         11.  Using Options                                                                             16
         12.  Using Options on Securities (and related asset segregation requirements)                  18
         13.  Using Financial Futures Contracts, Options on Such Contracts
                  and Options on Stock Indexes                                                          18
         14.  "Swaps, "Caps," "Floors" and "Collars"                                                    22
         15.  Investing In Other Investment Companies                                                   24
         16.  "When Issued" Securities and Forward Commitments                                          25
         17.  Short-Term Trading                                                                        25
         18.  Entering Into Repurchase Agreements                                                       25
         19.  Participating in Joint Trading Accounts                                                   26
         20.  Lending of Fund Securities                                                                26
         21.  Reverse Repurchase Agreements and Mortgages "Dollar Rolls"                                26
         22.  Investing in Rule 144A and Illiquid Securities                                            27
         23.  Investing in Preferred Stock, Convertible Securities and Warrants                         27
         24.  Investing in Initial Public Offerings ("IPOs")                                            27

D.  The Funds' Fundamental Investment Restrictions                                                      28

E.  Board of Trustees and Officers of the Trust                                                         29

F.  Investment Advisory Arrangements                                                                    33
          1.  The Trust's Investment Advisory Arrangements With
                  John Hancock                                                                          33
          2.  The Trust's Arrangements With Subadvisers                                                 35
          3.  Dollar Amounts of Advisory Fees, Subadvisory Fees, and
                  Expense Reimbursements                                                                38
          4.  Basis of Trustee Approval of Continuance of Advisory Agreements                           40

                                                                                           Page in this
                                                                                           Statement of
                                                                                            Additional
                                                                                            Information
                                                                                            -----------
G.  Arrangements With Other Service Providers To The Trust                                       42
         1.  Underwriting and Indemnity Agreement                                                42
         2.  Custody of the Trust's Assets                                                       42
         3.  Subadministration Agreement With State Street Bank                                  43
         4.  Independent Auditors                                                                43

H.  Portfolio Transactions and Brokerage Allocation                                              44

I.  Codes of Ethics                                                                              47

J.  Features of the Trust's Shares                                                               48

K.  Shareholder Meetings and Voting Rights                                                       49

L.  Sales and Redemptions of Fund Shares                                                         49

M.  Computing the Funds' Net Asset Value                                                         50

N.  Taxes                                                                                        51

O.  Information About Fund Performance                                                           52

P.  Legal Matters                                                                                53

Q.  Reports to Contractholders                                                                   53

Appendix A - Corporate Bond Ratings                                                              54

A.  WHAT IS THE TRUST?

         John Hancock Variable Series Trust I (the "Trust"), and each of the Funds of the Trust, is an open-end management investment company. With the exception of the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Multi Cap Growth, Real Estate Equity, Global Balanced and Global Bond Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940 (the "Investment Company Act").

         Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Accounts I and JF to support variable annuity contracts issued by JHVLICO; and John Hancock Variable Life Account UV to support variable life insurance policies issued by John Hancock. It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO and John Hancock and to separate investment accounts of other insurance companies (which may or may not be affiliated with John Hancock). Each of these separate investment accounts is hereinafter referred to as a "Separate Account."

         Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock and JHVLICO) may be deemed to control the Trust. John Hancock and JHVLICO, in turn, are both directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company. The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust.

B.  THE TRUST'S BUSINESS HISTORY

         The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

         On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

         Over the years, several Funds have been re-named as follows:

                                                                                   Year of
    Current Fund Name                      Prior Name(s)                            Change
    -----------------                      -------------                           -------
Active Bond                             Sovereign Bond                              2000
                                        Bond                                        1996

Global Balanced                         International Balanced                      2000

Global Bond                             Strategic Bond                              1999

Growth & Income                         Stock                                       1996

                                                                               Year of
    Current Fund Name - continued          Prior Name(s) - continued            Change
    -----------------------------          -------------------------            ------
International Equity Index              International Equities                    1998
                                        International                             1995
                                        Global                                    1994

Large Cap Growth                        Select Stock                              1995

Short-Term Bond                         Short-Term U.S. Government                1998

Small/Mid Cap Growth                    Diversified Mid Cap Growth                1999
                                        Special Opportunities                     1998

Small Cap Equity                        Small Cap Value                           2000

Fundamental Growth                      Fundamental Mid Cap Growth                2000

Small Cap Value                         Small/Mid Cap Value                       2001

Fundamental Value                       Large/Mid Cap Value                       2002

Multi Cap Growth                        Mid Cap Growth                            2002

C.  THE FUNDS' INVESTMENT ACTIVITIES AND THEIR RISKS

         The Funds' different investment activities will affect both their investment returns and the degree of risk to which they are subject. Sections 1.-24. below describe many (but not all) of these investment activities and risks. In the following discussion, references to "Equity," "Bond," "Managed," or "Sector" Funds refers to the Funds listed as such in the prospectus.

1.       Investing in Money Market Instruments

         The Money Market Fund invests exclusively in "money market" instruments; all the other Funds may invest in these instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss, but do have some credit and interest rate risk. The principal risk, however, is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.       Investing in Other Fixed Income Obligations

         a. Overview: The following Bond Funds invest primarily in non-money market fixed income (i.e., "debt") securities: the Short-Term Bond, Bond Index, Active Bond, High Yield Bond and Global Bond Funds. The Managed and Global Balanced Funds can vary their holdings of these securities within a broad range. The Large Cap Value Fund may also invest in non-money market debt to a limited extent.

         Various types of risk associated with these securities are discussed in the balance of this Section 2.

         b. Interest rate risk: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

         c. Credit risk: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in debt securities, including money market securities, may have some exposure to credit risk.

         Even some U.S. Government obligations have a degree of credit risk. "U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. All fixed income funds invest in U.S. Government obligations. All of the other Funds may also invest in U.S. Government obligations to some extent.

         Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

         d. Risk of lower-quality instruments: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in interest rates or changes in market perceptions regarding their credit risk.

         Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

         Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

         High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

         Judgment plays a greater role in valuing high yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

         Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In fact, in 2001, the percentage of high yield securities that defaulted reached the highest level in ten years. In some cases, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors.

         All Funds that invest in debt securities (other than the Money Market
Fund) may at times have some exposure to high yield securities. The High Yield Bond Fund invests primarily in these securities. The other Fund most likely to invest a significant portion of its assets in high yield securities is the Active Bond Fund. The Managed, Short-Term Bond, Global Bond and Global Balanced Funds may also invest in high yield securities to some extent. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase, but could end up holding high yield securities if downgraded to below investment graded after already having been purchased for the Fund.

         Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

         The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

         e. Prepayment/Call risk: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed securities, asset backed securities, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities typically have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

         All Funds that invest in debt securities may at times have some exposure to prepayment/call risk. The fixed income funds and balanced funds are most likely to invest a significant portion of their assets in debt securities with prepayment/call features.

         f. Risks of "zero coupon" instruments: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Bond Funds (other than the Money Market Fund) and Balanced Funds may invest a significant amount of their assets in instruments that are subject to this volatility risk. However, all Funds that invest in debt securities may at times have some exposure to this risk.

3.       Investing in Equity Securities

         a. Overview: All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, and Money Market Funds. All Equity and Sector Funds may invest in equity securities and are expected to make such securities their primary investment. The Balanced and funds invest a significant portion of their assets in equity services, but also invest a substantial amount of their assets in debt obligations. The Active Bond, Global Bond and High Yield Bond Funds will invest in equity securities only to a limited extent and will invest primarily in debt obligations.

         General risks of investing in equity securities are discussed in the balance of this Section 3.

         b. Equity risk: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risk associated with equity securities also tend to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

         c. Market capitalization risk: One indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

         Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies generally involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of relatively inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

         The U.S. equity securities of the Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Growth and Large Cap Aggressive Growth Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

         The U.S. equity securities of the Growth & Income, Fundamental Value, Fundamental Growth, Managed, and Global Balanced Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

         The U.S. equity securities of the Small/Mid Cap Growth and Small/Mid Cap CORE Funds are generally expected to represent companies that qualify as small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

         The U.S. equity securities of the Small Cap Equity, Small Cap Value and Small Cap Growth Funds are generally expected to represent primarily companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

         The Multi Cap Growth Fund has broad latitude to invest in companies of any size. The Real Estate Equity and Health Sciences Funds have broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Funds.

         The Market Capitalization Data section of the prospectus describes the capitalization levels that are currently used by the Trust for U.S. equities.

         Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

    .    Large cap:  Companies having a capitalization greater than $5 billion
    .    Mid cap:  Companies having a capitalization between $1 billion and
         $5 billion
    .    Small cap:  Companies having a capitalization less than $1 billion

     The non-U.S. equity securities of the International Equity Index, International Opportunities and Global Balanced Funds are generally expected to represent primarily non-U.S. companies that qualify as large and mid cap issuers. These Funds also may invest in the equity securities of non-U.S. companies that qualify as small cap issuers.

     The Emerging Markets Equity Fund has broad latitude to invest in companies of any size.

4.       Investing in Real Estate Securities

         a. Overview: The Real Estate Equity Fund invests primarily in companies with activities related to the real estate industry, such as real estate investment trusts ("REITs") that own commercial and multifamily residential real estate, real estate operating companies ("REOCs") that derive the majority of their revenue, income or asset value from real estate and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

         The securities purchased will be principally common stock (and securities convertible into or with rights to purchase common stock) but a portion of the Fund may be invested in preferred stock. The Fund may also invest in commercial mortgage securities (debt obligations secured by commercial property), collateralized mortgage obligations (mortgage pass through securities secured by commercial mortgage pools) and master limited partnerships from time to time, but does not do so on the date of this Statement of Additional Information.

         In addition to the Real Estate Equity Fund, all of the other Funds may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate or interests in real estate.

         b. Risks of real estate securities: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.       Investing in Foreign Securities

         a. Overview: Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

         Investments in debt securities issued by foreign issuers may be made in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

         The International Equity Index, International Opportunities and Emerging Markets Equity Funds invest primarily in foreign securities, including foreign-denominated securities. The Health Sciences, Global Balanced, and Global Bond Funds invest a significant portion of their assets in foreign securities, including foreign-denominated securities. To a lesser extent, the Large Cap Value, Multi Cap Growth, Real Estate Equity, Managed, and High Yield Bond Funds may also invest in foreign securities, including foreign-denominated securities.

         Funds investing in equity securities may also invest in ADRs and other U.S. dollar denominated foreign securities. Funds investing in debt securities may also invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

         The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, other Funds (except for the Money Market Fund) may also invest in emerging markets securities denominated in U.S. dollars or any other currency.

         Risks of investing in foreign securities are discussed in the paragraphs that follow:

         b. Currency risks: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

         In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

         More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

         The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Section 6. below.

         Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

         c. Political and economic risk: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

         d. Regulatory risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

         e. Market risk: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     f. Transaction costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly likely for investments in emerging markets, or other underdeveloped or developing countries.

6.   Techniques and Instruments for Managing Currency Exposure

     a. General considerations and risks: The Funds are not obligated to try to hedge against any change in the value of any currency. Even if a Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible. In general, however, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. The foreign currency management techniques and instruments discussed below do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. A Fund may use certain types of these instruments in currency management strategies that expose that Fund to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose the Fund to greater risks of loss and greater volatility than it otherwise would experience. Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Funds of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     The Funds may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

     b. Techniques for managing currency exposure: The Funds may employ one or more of the following techniques for managing currency exposure:

          (i) Transaction hedging: When a Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

          A Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, a Fund may use one or more of the instruments described in Section 6.c. below for transaction hedging.

          (ii) Portfolio hedging: A Fund may also use one or more of the instruments described below to reduce its exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." A Fund generally will not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by that Fund which are denominated in, exposed to or traded primarily in that particular foreign currency but may do so for purposes if transactions involving "proxy" currency or "cross hedging."

          (iii) "Proxy" currency: For purposes of transaction hedging or portfolio hedging, the Funds may use instruments on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

          (iv) Cross hedging: The Funds may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, a Fund may use an instrument that, in effect, simultaneously establishes for the Fund (1) a "short" position in an amount of foreign currency approximating the value of some or all of that Fund's securities denominated in, traded in, or exposed to such foreign currency and (2) a corresponding "long" position in U.S. dollars or another currency. The "long" position might be a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. This is called "cross hedging."

          (v) Other: To otherwise adjust the currency exposure of their portfolios, the Funds may also enter into contracts that, in effect, simultaneously establish for the Fund (1) a "short" position in an amount of U.S. dollars, or other appropriate currency, and (2) a corresponding "long" position in an amount of foreign currency equal to the value of some of the Fund's securities.

     c. Instruments for managing currency exposure: In furtherance of the above-described techniques for managing currency exposure, the Funds may use one or more of the following instruments:

          (i) Forward exchange contracts (and related asset segregation requirements): In a forward exchange contract, a Fund purchases or sells a specific amount of foreign currency, at a price and time (which may be any fixed number of days in the future) set in the contract. A Fund's obligation to deliver an amount of a currency under a forward contract must at all times be "covered" by the Fund's (a) owning at least that amount of investments denominated or primarily traded in such currency that are not segregated to support any other Fund obligation or (b) having a contractual right to acquire that amount of such investments or such amount of currency at a price no greater than the amount the Fund will receive on settlement of the forward contract; or, alternatively, the Fund's sub-adviser must (c) cause the Fund's custodian to segregate cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit for that forward contract, at all times at least equals the amount of the Fund's obligation under that contract; provided that, as to any forward contract on any currency that settles on a "net" basis, a Fund may, for purposes of clause (c), consider its "obligation" to be the net amount it owes under that contract that is not covered as provided in clauses (a) and (b) of this sentence.

          (ii) Options on currencies (and related asset segregation requirements): A Fund may purchase and write put and call options on foreign currencies. This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets. The characteristics and risks of these currency option transactions are similar to those discussed in Sections 11. and 12. below with respect to put and call options on securities.

          A Fund's obligation to deliver an amount of currency upon exercise of a call option written by the Fund must at all times be "covered" by the Fund's (a) owning at least that amount of investments denominated or primarily traded in such currency that are not segregated to support any other Fund obligation or (b) having a contractual right to acquire such investments or such amount of currency at a price no greater than the amount the Fund will receive upon exercise of the option; or, alternatively, the Fund's sub-adviser must cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to that option, at all times at least equals the value of the currency that the Fund is obligated to deliver under the option and that is not covered as provided in clause
     (a) or (b) of this sentence.

          In connection with any currency put option written by a Fund, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other obligation of the Fund and that, together with any margin the Fund has on deposit with respect to such option, at all times at least equals the amount the Fund is obligated to pay upon exercise of the option.

          (iii) Currency futures contracts (and options thereon): A Fund may use currency futures contracts and options thereon to manage currency exposure. The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 11, 12, and 13. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 13.c.(ix) below.

          (iv) Other derivative instruments: A Fund may use certain "swaps," "caps," "floors," and "collars" to manage currency exposure. The characteristics and risks of such "derivative" transactions, as discussed in Section 14 below, are generally also applicable when such instruments are used for currency management purposes.

7.     Reallocating a Fund's Assets Among Asset Classes

       The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value. The Managed and Global Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes. The Global Bond Fund intends to exercise discretion to reallocate assets across domestic and international asset classes.

       All of the other Funds, with the exception of the Money Market Fund, generally allow the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the Balanced funds.

8.     Adopting a Temporary Defensive Strategy

       All of the Funds, except the Money Market Fund, may (but are not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies and normal level of assets, cash and cash equivalents. For most "actively managed" funds, (i.e., Funds that do not invest with an index-based objective), this level is 10% or less, except in abnormal market conditions, when the level can be higher.

       The Funds are limited only by their fundamental investment restrictions as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

       There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

9.     Investing With an Index-Based Objective

       The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than "actively managed" Funds that during normal market conditions, maintain a higher level of cash or cash equivalents and, during periods of abnormal market conditions, are more likely to adopt a defensive investment posture by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

       Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

     The S&P 500 Index: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The Lehman Brothers Aggregate Bond Indexes: The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") is intended to measure the performance of the domestic, investment grade, fixed-rate investment grade debt market including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities.

     The Aggregate Bond Index covers those securities in the Lehman Brothers Government/Credit Index (the "Government/Credit Index"), plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index"), the Lehman Commercial Mortgage-Backed Securities (ERISA Eligible) Index ("CMBS (ERISA Eligible) Index"), and the Lehman Asset-Backed Securities Index ("ABS Index"). The Government/Credit Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations.

     The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The CMBS (ERISA Eligible) Index covers ERISA-Eligible CMBS securities. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

     All securities in the index generally have at least $150 million par amount outstanding and at least 1 year remaining to maturity.

     All non-government issues in the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

     All securities in the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

     Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Aggregate Bond Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

     The MSCI EAFE GDP Index and MSCI Emerging Markets Free ("EMF") Index: The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is, stocks with a larger capitalization have a greater weight in the index. The MSCI EMF Index is a market capitalization weighted index composed primarily of companies representative of the market structure of Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI EAFE GDP or MSCI EMF Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

     MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP or MSCI EMF Indexes. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

     ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT

SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

10.  Investing on a Non-Diversified Basis

     The Large Cap Growth, Large Cap Aggressive Growth, Growth & Income, Multi Cap Growth, Real Estate Equity, Health Sciences, Managed, Global Balanced, and Global Bond Funds are "non-diversified Funds." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

11.  Using Options

     a. Overview: The Funds may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 11. discusses certain characteristics and risks that are generally common to all of these types of options. The Funds' use of specific types is further discussed in Section 6. above and 12. below, including characteristics and risks peculiar to those types of options.

     b. Purchasing "call" options: If a Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     A Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, a Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (i.e., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, a Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     c. Selling or "writing" call options: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, a Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's purchase price by an amount greater than any commissions payable by the Fund on the purchase and sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     d. Writing call options on a "covered" basis. One way for a Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered."

     Call options written by Funds can also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under call options on the same subject owned by the Fund.

     e. Purchasing and selling (writing) "put" options: A "put" option is the same as a call option, except that a Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if a Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). If the Fund actually owns at least the amount of whatever assets are the subject of the option, the option is sometimes referred to as a "protective" put option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     On the other hand, if a Fund sells (writes) a put option, the Fund could experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns

     f. Accounting for options: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

     g. Liquidity risk: The Funds intend to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

     h. Using options traded over-the-counter or on foreign exchanges: A Fund may use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner and to the same extent that they would be permitted to use such options that were traded on domestic exchanges. The Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. The Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

12.  Using Options on Securities (and related asset segregation requirements)

     A Fund may purchase or write (sell) put and call options on securities of a type that the Fund could invest in directly.

     If a Fund writes a call option, it will at all times while that option is outstanding, own an amount of securities subject to the option that are not segregated to support any other obligation of the Fund and/or a call option on the same securities at an exercise price that is not higher than that of the call option written by the Fund; or, alternatively, the Fund's subadviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the option it has written, at all times at least equals the value of the securities subject to the option that are not "covered" by the means set out in the first clause of this sentence.

     A Fund's obligation to make a payment upon the exercise of a put option on securities written by the Fund will at all times be fully covered by the Fund's owning a put option on the same securities at an exercise price that is no less than the amount the Fund must pay upon exercise of the put it has written; or, alternatively, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the put option it has written, at all times at least equals the amount of the Fund's obligation upon exercise of the put option that is not covered as provided in the first clause of this sentence.

13. Using Financial Futures Contracts, Options on Such Contracts and Options on Stock Indexes

     a. Overview: The Funds may, in varying degrees, use financial futures contracts, options on such futures and options on stock indexes. This Section 13 discusses certain characteristics and risks that generally pertain to these instruments, as well as the Funds' specific uses of these instruments and specific risks related to those uses.

     b. General characteristics and risks: The general characteristics and risks of financial futures, options on such contracts and options on stock indexes are discussed in the following subsections.

          (i) Financial futures contracts: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

          An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

          Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

          A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

          (ii) Options on financial futures contracts: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the purchase side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

          More specifically, an option written by a Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

          (iii) Stock index options: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

          Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

          (iv) Margin requirements for futures and options: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

          Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

          (v) Certain risks: Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

          The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, a Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

          Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

          (vi) Asset segregation requirement for certain futures and options positions: A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities that are not segregated to support any other obligations of the Fund and that at all times at least equals (a) the sum of the purchase prices of all of the Fund's open futures purchase positions, plus (b) the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus (c) the exercise price of all outstanding put options on futures contracts written by the Fund, minus (d) the amount of margin deposits with respect to all of such contracts.

     (c) Specific uses of financial futures, options thereon, and stock index options: All Funds, except the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and exchange-traded put or call options on stock indexes, for the purposes discussed below. It should be emphasized that none of the Funds is required to use any of these strategies, and doing so is not a principal investment strategy of any of their investment portfolios. Therefore, it should not be assumed that any particular Fund will ever necessarily use any of these strategies to a significant extent.

          (i) Hedging with financial futures contracts against market changes, and risks thereon: A Fund may use financial futures contracts, and options thereon, as a hedge to protect against possible changes in interest rates and security prices.

          Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type it owns, a Fund may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities it holds, a Fund may enter into interest rate futures sale contracts.

          (ii) Establishing market exposure and managing cash flow with financial futures contracts and options thereon: A Fund may purchase and sell stock index and interest rate futures, and options thereon, to maintain market exposure and manage cash flows. Purchasing futures contracts, and options thereon, could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities, although there is no assurance that this goal can be achieved.

          (iii) Managing foreign currency exposure with foreign currency futures contracts: A Fund may use foreign currency futures contracts, and options thereon, to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in Section 6. above.

          (iv) Risks of hedging type strategies: If, after a Fund establishes a hedge position, the value of the securities or currency being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

          The success of the Funds in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

          The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

          (v) Writing "covered" index options (and related asset segregation requirements): A Fund may write put and call options on indexes composed of securities in which the Fund may invest. A Fund's obligation to make a payment upon the exercise of a put or call option on an index written by the Fund will at all times be fully covered by (a) in the case of a put option, the Fund's owning a put option on the same index at an exercise price not lower than that of the option written by the Fund, or (b) in the case of a call option, the Fund's owning a call option on the same index at an exercise price not higher than that of the option written by the Fund; or, alternatively, the Fund's sub-adviser will cause the Fund's custodian at all times to have segregated cash of other liquid assets of the Fund that are not segregated to support any other Fund obligation and that, together with any margin the Fund has on deposit with respect to the option it has written, at all times at least equals the amount of the Fund's obligation upon exercise of the option it has written that is not covered as provided in clause (a) or (b) of this sentence.

          (vi) Purchasing index options. A Fund may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases. Option purchases of this type, however, would have to be consistent with the Fund's investment objective. Also, each Fund is subject to the limitation on certain futures and options transactions described in Section 13.c.(ix).

          (vii) Using futures contracts and options on futures contracts: A Fund may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

          There is no specific overall limit on the amount of the assets a Fund may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions.

     Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of assets on deposit as margin to secure options on futures contracts that are not used for bona fide hedging purposes plus the amount of premiums paid by a Fund for such options is (pursuant to the limitations set forth below) limited to 5% of the Fund's net assets.

          (viii) Risks of potentially more aggressive options and futures strategies: To the extent that a Fund exercises its broad authority to enter into options and futures transactions for purposes that are not solely for hedging-type purposes or that otherwise may be for more speculative purposes, it may incur greater risks than another Fund that limits its strategy to hedging-type transactions.

          (ix) Limitations on the Funds' exposure to certain futures and option transactions: No Fund may purchase, sell or write futures contracts or options thereon other than for "bona fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

          Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

14.  "Swaps," "Caps," "Floors," and "Collars"

     a. Overview: The nature and risks of these types of transactions are discussed in the paragraphs that follow.

     b. Interest rate swaps: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

     Provided the contract so permits, a Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     c. Interest rate caps, floors and collars: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

     d. Currency, index and equity swaps, caps, floors and collars: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

     e. Certain risks: The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

     Swaps, caps, floors and collars tend to be more volatile than many other types of investments.

Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, a Fund may use these derivative instruments only in ways that are consistent with its investment objective.

     The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund might be less favorable than if these techniques had not been used.

     These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. None of the Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

     There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

     f. Segregation requirements for these derivatives:
Each Fund's sub-adviser will cause the Fund's custodian to segregate cash or liquid assets of the Fund that are not then segregated to cover any other obligation of the Fund and that, together with any margin the Fund has deposited in connection with its outstanding swaps, caps, floors, and collars, at all times at least equals the amount of the Fund's obligations under these instruments. If a swap is on a net basis, the Fund's obligation for this purpose is deemed to be the net amount, if any, that the Fund owes on the swap. In all other cases, the full amount of the Fund's accrued obligation will be segregated.

15.      Investing in Other Investment Companies

         a. Overview: Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

         b. Investing in passive foreign investment companies: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only) way for a Fund to invest in certain markets. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

         The International Equity Index Fund is more likely than other Funds to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. (A "closed end" company is one whose shares can generally be disposed of only in market transactions, as opposed to redemptions. An "open end" company is one whose shares are freely redeemable.)

         c. Investing in exchange traded funds: All Funds (other than the Money Market Fund) may invest in certain forms of Exchange Traded Funds ("ETFs"), provided such investment is consistent with the Fund's investment objectives. ETFs are registered open-end investment companies whose shares can be bought and sold on various exchanges in the same way as stocks. ETFs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. There are various forms of ETFs, but the ones that are most commonly used at the current time are iShares (formerly called World Equity Benchmark Shares or "WEBS") and SPDRs (Standard and Poor's Depository Receipts).

                  (i) Investing in iShares: iShares(SM) are shares of an open-end investment company that invests substantially all of its assets in securities included in various indices. iShares(SM) are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to the NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares(SM) as part of its investment strategy.

                  (ii) Investing in SPDRs: SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange.

         d. Investing in money market fund shares: A Fund may also invest in money market funds managed by its subadviser in reliance upon an exemptive order received by its subadviser from the SEC. Such exemptive orders may permit funds managed by the subadviser to invest in money market funds managed by it, to an extent in excess of amounts otherwise permitted by the Investment Company Act. The subadviser to the Multi Cap Growth Fund will remit the fees it receives from money market funds it manages, to the extent such fees are based on the Multi Cap Growth Fund's assets, to the Multi Cap Growth Fund. Nor are the Large Cap Value, Small Cap Value, and International Opportunities Funds charged any investment management fees for investments in money market funds managed by their subadvisers.

16.      "When Issued" Securities and Forward Commitments

         a. Overview: All Funds may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

         In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

         b. Asset segregation requirement for these transactions. Each Fund's sub-adviser will cause the Fund's custodian to segregate cash or other liquid assets of the Fund that are not then segregated to cover any other obligation to the Fund and that, together with any margin the Fund has deposited in connection with when-issued securities and forward commitments, at all times at least equals the aggregate amount of the Fund's when-issued and forward commitments.

17.      Short-Term Trading

         All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for a Fund that would not be incurred by a Fund that did not engage in that practice.

18.      Entering Into Repurchase Agreements

         All of the Funds may enter into repurchase agreements.

         A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System, with "primary dealers" in U.S. Government securities or with other dealers and banks who meet a subadviser's credit standards

         No Fund will invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% (10% in the case of the Money Market Fund) of the Fund's net assets.

         Each Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian, co-custodian, or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

19.      Participating in Joint Trading Accounts

         John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section
18. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and all of the Funds (except the Large Cap Value CORE, Multi Cap Growth Fund, Small/Mid Cap CORE, International Opportunities, and Money Market Funds) regularly participate in it.

         Each Fund is also free to participate in any similar joint trading account that its subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders, and the following Funds regularly participate in such other joint trading accounts: the Large Cap Value CORE, Multi Cap Growth, Small/Mid Cap CORE and International Opportunities Funds.

         In each case, the subadviser that operates one of these joint trading accounts is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

20.      Lending of Fund Securities

         In order to generate additional income, all Funds may, and most do, lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

         Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. No Fund will lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

21.      Reverse Repurchase Agreements and Mortgage "Dollar Rolls"

         a. Overview: A Fund may enter into reverse repurchase agreements to facilitate portfolio liquidity, or in arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

         A Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

         The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve financial leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are generally associated with financial leverage.

         b. Asset segregation requirements for reverse repurchase agreements and mortgage dollar rolls: The Fund's sub-adviser will cause the Fund's custodian to have segregated cash or other liquid assets of the Fund that are not segregated to support any other Fund obligation and that at all times at least equals the amount of the Fund's obligations under outstanding mortgage dollar rolls and reverse repurchase agreements.

22.      Investing in Rule 144A and Illiquid Securities

         A Fund may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

         Each Fund may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% (10% in the case of the Money Market Fund) of the Fund's net assets.

23.      Investing in Preferred Stock, Convertible Securities and Warrants

         Investments may be made in debt or preferred equity securities and those convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

24.      Investing in Initial Public Offerings ("IPOs")

         Almost all Funds of the Trust have the ability to invest in IPOs. IPO investments may be more volatile than other types of investments and a Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.

D. THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Funds' investment objectives and strategies may, in general, be changed without the approval of shareholders.

         In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of each Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

         To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

         The Trust's current fundamental investment restrictions are as follows:

1. REAL ESTATE. No Fund will purchase or sell real estate. This restriction does not prevent (a) a Fund from acquiring real estate as a result of ownership of those securities or other instruments in which the Fund is permitted to invest;
(b) a Fund from investing in securities that are secured by real estate or interests therein; (c) a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein; or (d) the Real Estate Equity Fund from making any type of investment that it is otherwise permitted to make.

2. LOANS. No Fund will make loans, except that this restriction does not prevent a Fund from (a) making loans through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies; (b) lending portfolio securities; or (c) making loans to other Funds or investment companies managed or sponsored by an investment adviser to the Fund or by any company controlling, controlled by, or under common control with such investment adviser.

3. COMMODITIES. No Fund will purchase or sell physical commodities, except that a Fund may sell physical commodities acquired as a result of ownership of those securities or other instruments in which a Fund is permitted to invest.

4. UNDERWRITING. No Fund will engage in the underwriting of securities of other issuers. This restriction will not prevent a Fund from disposing of its portfolio securities regardless of its status as an underwriter under any federal or state securities laws.

5. BORROWING. No Fund will borrow money, except that this restriction will not prevent a Fund from borrowing (a) from banks for any purpose, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the Fund as required under Section 18(f)(1) of the Investment Company Act (subject to any amendments to, regulations under, or exemptions from Section 18(f)(1) of the Investment Company Act); (b) for temporary purposes only, provided that loans for temporary purposes do not exceed 5% of the value of the total assets of the Fund as of the time when each such loan is made; or (c) from another fund, or from a related entity of another fund, pursuant to any amendments to, regulations under, exemptions from or interpretations of the Investment Company Act./1/

--------------------

       /1/ All of the Funds also operate under a non-fundamental policy that, if borrowings by a Fund ever exceed 5% of its total assets, that Fund will make no new investments until it has paid down its borrowings to below 5%.

6. SENIOR SECURITIES. No Fund will issue senior securities, except as permitted under Section 18(f) of the Investment Company Act, any amendments thereto, any regulations thereunder, or any applicable exceptions therefrom.

7. INDUSTRY CONCENTRATION. No Fund will purchase the securities of issuers conducting their principal business activity in the same industry, if, immediately after such purchase, the Fund's investments in such industry would exceed 25% of the value of its total assets at the time of such investment. This restriction does not limit the Money Market Fund's investments in instruments issued by domestic banks (or by a foreign branch of a domestic bank, but only if the domestic bank is unconditionally liable in the event that the foreign branch fails to honor the instrument)."

E. BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

         The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Board has three standing committees, which are discussed below.

         The Governance Committee of the Board consists of the Trust's four independent Trustees: Ms. Cook, Ms. Kessler, Mr. Verdonck and Mr. McClellan. The Governance Committee assists the Board of Trustees by considering and making recommendations on such matters as the Board's structure, composition, manner of operations, and effectiveness; and the compensation and continuing education of independent Trustees. This committee also gives particular consideration to certain matters that involve actual or potential conflicts of interest between the Trust and its service providers. The terms of the Trust's advisory agreements are one important example of this. This committee met four times in 2001.

         The Nominating Committee of the Board also consists of the Trust's four independent Trustees. This committee is responsible for the selection and nomination of candidates to be independent Trustees. Although the Nominating Committee may receive input from John Hancock in this regard, the committee controls the selection and nominating process. The extent of this committee's activities in a given year will vary somewhat, depending on how many vacancies for the office of independent trustee need to be filled. The Nominating Committee did not meet during 2001.

         The Audit Committee of the Board consists of the following independent
Trustees: Ms. Cook, Mr. McClellan and Mr. Verdonck. The Audit Committee assists the Board in fulfilling its oversight responsibilities relating to the quality and objectivity of financial reporting, the effectiveness and efficiency of operations (including internal controls), and compliance with applicable laws and regulations. Among other things, the Audit Committee seeks to maintain good communication among the Trustees, the Trust's independent auditors and the Trust's management. Each year, the committee evaluates and makes a recommendation to the Board of Trustees as to the independent auditors to be retained by the Trust to audit the Trust's financial statements. The committee also reviews with such auditors the scope of the audit to be performed and the results of such audit. The Audit Committee met three times during 2001.

         Each of the above-described committees has authority to retain, at the Trust's expense, legal counsel and such other experts as the committee deems advisable to help discharge its functions.

The following table provides information about the members of the Board of Trustees and the officers of the Trust:

 Name, Address and Age    Position with     Term of             Principal Occupation          Number of        Other
 ---------------------       Trust           Office              During Past 5 years             the       Directorships
                             -----           ------              -------------------           Trust's        Held by
                                                                                                Funds         Trustees
                                                                                              Overseen        --------
                                                                                                 by
                                                                                              Trustees
                                                                                              --------
Interested Trustees*:

Michele G. Van Leer       Chairman and     Indefinite           Senior Vice President,           27              None
(age 44)                  Trustee          (Commenced           Product Management, John
John Hancock Place                         September 1998)      Hancock Life Insurance
Boston, Massachusetts                                           Company; President and
02117                                                           Director John Hancock
                                                                Variable Life Insurance
                                                                Company

Kathleen F. Driscoll      Vice Chairman,   Indefinite           Vice President, Signator         27              None
(age 45)                  President and    (Commenced June,     Brokerage, John Hancock
John Hancock Place        Trustee          2001)                Life Insurance Company,
Boston, Massachusetts                                           Vice President, Corporate
02117                                                           Communications, John
                                                                Hancock Life Insurance
                                                                Company

Independent Trustees:

Elizabeth G. Cook
(age 64)                  Trustee          Indefinite           Expressive Arts Therapist,       27              None
c/o John Hancock                           (Commenced April     Dana Farber Cancer
Variable Series Trust                      1993)                Institute; President, The
I, John Hancock Place,                                          Advertising Club of
Boston, Massachusetts                                           Greater Boston
02117

Diane C. Kessler          Trustee          Indefinite           Executive Director,              27              None
(age 55)                                   (Commenced April     Massachusetts Council of
c/o John Hancock                           1999)                Churches
Variable Series Trust
I, John Hancock Place,
Boston, Massachusetts
02117

------------

* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

Robert F. Verdonck        Trustee          Indefinite           President and Chief              27              None
(age 56)                                   (Commenced           Executive Officer, East
c/o John Hancock                           April 1999)          Boston Savings Bank
Variable Series
Trust I, John
Hancock Place,
Boston,
Massachusetts
02117

Hassell H.                Trustee          Indefinite           Professor and Graduate           27              None
McClellan (age 56)                         (Commenced           Dean, The Graduate
c/o John Hancock                           February, 2001)      School of the Wallace G.
Variable Series                                                 Carroll School of
Trust I, John                                                   Management, Boston
Hancock Place,                                                  College
Boston,
Massachusetts
02117

Other Officers

Jude A. Curtis (age       Compliance       Indefinite           Second Vice President            N/A             N/A
43)                       Officer          (Commenced           and Chief Investment
John Hancock Place                         June, 2000)          Compliance Officer, John
Boston,                                                         Hancock Life Insurance
Massachusetts                                                   Company; formerly
02117                                                           Second Vice President
                                                                and Counsel, Office of
                                                                Business Conduct; John
                                                                Hancock Life Insurance
                                                                Company; formerly a
                                                                Partner at Hale and Dorr
                                                                LLP (law firm)

Maryellen Carney          Asst.            Indefinite           Compliance Specialist,           N/A             N/A
(age 36)                  Compliance       (Commenced           John Hancock Life
John Hancock Place        Officer          June, 1999)          Insurance Company;
Boston,                                                         formerly Investment
Massachusetts                                                   Company and Investment
02117                                                           Adviser Examiner, U.S.
                                                                Securities & Exchange
                                                                Commission, Fort Worth
                                                                Office and Boston Office

Raymond F. Skiba          Treasurer        Indefinite           Director of Fund                 N/A             N/A
(age 56)                                   (Commenced           Operations, John Hancock
John Hancock Place                         February, 1986)      Life Insurance Company
Boston,
Massachusetts
02117

Karen Q. Visconti         Secretary        Indefinite           Senior Marketing                 N/A             N/A
(age 48)                                   (Commenced August,   Consultant, Life Product
John Hancock Place                         August, 1999)        Management, John
Boston,                                                         Hancock Life Insurance
Massachusetts                                                   Company
02117

Arnold R. Bergman         Assistant        Indefinite           Senior Counsel, Law              N/A             N/A
(age 51) John             Secretary        (Commenced           Department, John
Hancock Place,                             December, 1999)      Hancock Life Insurance
Boston,                                                         company; formerly Vice
Massachusetts                                                   President, General
02117                                                           Counsel and Secretary,
                                                                First Variable Life
                                                                Insurance Company

         Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

         The names and range of each Trustee's interest in any Fund as of December 31, 2001 are set forth in the table below

   Name of Trustee                    Dollar Range of Interest in       Dollar Range of Interest in
                                               Any Fund                          All Funds
   Interested Trustees:
   Michele G. Van Leer                            0                                 0
   Kathleen F. Driscoll                    $10,000-$50,000                   $10,000-$50,000

   Independent Trustees:
   Elizabeth G. Cook                      $50,000-$100,000                  $50,000-$100,000
   Diane C. Kessler                        $10,000-$50,000                   $10,000-$50,000
   Robert F. Verdonck                      $1,000-$10,000                    $1,000-$10,000
   Hassell H. McClellan                           0                                 0

         Compensation paid by the Trust to its current disinterested Trustees during 2001 was as follows:

                           Ms. Cook                  $61,000
                           Ms. Kessler               $53,000
                           Mr. Verdonck              $59,000
                           Mr. McClellan             $57,000

         The Trust paid no compensation to any other officer or Trustee. The Trustees' fees are allocated among the Trust's Funds in proportion to their relative net assets. The average aggregate net assets for all of the Funds totaled approximately $10.3 billion for the year 2001.

F.  INVESTMENT ADVISORY ARRANGEMENTS

1.  The Trust's Investment Advisory Arrangements With John Hancock

         John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Funds pursuant to several investment advisory agreements. The Trust is party to each of these investment advisory agreements with John Hancock.

         The Trust currently pays John Hancock investment advisory fees at the following rates:

                                                           John Hancock's Investment Advisory Fee
                                                           as an Annual Percentage of Each Portion
Fund                                                        of the Fund's Average Daily Net Assets
----                                                        --------------------------------------
Equity Index                                .15% of first $75 million; .14% of next $50 million; .13% above $125 million

Large Cap Value                             .75%

Large Cap Value CORE                        .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Growth                            .80% of first $500 million; .75% of next $500 million; .70% above $1 billion

Large Cap Aggressive Growth                 1.00% of first $10 million; .875% of next $10 million; .75% above $20 million

Growth & Income                             .71% of first $150 million; .69% of next $150 million; .67% above $300 million

Fundamental Value                           .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million; 65% above $100 million

Multi Cap Growth                            1.00% of first $100 million; .90% above $100 million

Fundamental Growth                          .90% of first $250 million; .85% above $250 million

Small/Mid Cap CORE                          1.05% of first $100 million; 1.00% above $100 million

Small/Mid Cap Growth                        1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

Small Cap Equity                            .90% of first $150 million; .75% of next $150 million; .65% of next $200 million; .60% above $500 million

Small Cap Value                             .95%

Small Cap Growth                            1.05%

                                                           John Hancock's Investment Advisory Fee
                                                           as an Annual Percentage of Each Portion
Fund                                                        of the Fund's Average Daily Net Assets
----                                                        --------------------------------------
International Equity Index                  .18% of first $100 million; .15% of next $100 million; .11% above $200 million

International Opportunities                 1.30% of first $20 million; 1.15% of next $30 million; 1.05% above $50 million

Emerging Markets Equity                     1.65% of first $10 million; 1.45% of next $140 million; 1.35% above $150 million

Real Estate Equity                          1.10% of first $50 million; 1.00% of the next $50 million; .90% of the next $100 million; .80% above $200 million

Health Sciences                             1.00% of first $250 million; .95% above $250 million

Managed                                     .74% of first $500 million; .68% of next $500 million; .65% above $1 billion

Global Balanced                             1.05% of first $150 million; .95% of next $150 million; .80% of next
                                            $200 million; .75% above $500 million

Short-Term Bond                             .60%

Bond Index                                  .15% of first $100 million; .13% of next $150 million; .11% above $250 million

Active Bond                                 .70% of first $100 million; .65% of next $150 million; .61% of next $250 million; .58% of next $500 million; .55% above $1 billion

High Yield Bond                             .80% of first $100 million; .70% above $100 million

Global Bond                                 .85% of first $150 million; .80% of next $150 million; .75 of next $200 million; .70% above $500 million

Money Market                                .25%

         Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

         All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

2.  The Trust's Arrangements With Subadvisers

         Set forth below are the names to the Funds' subadvisers and certain persons who may control them.

                   Subadviser            Subadviser's                                       General Nature
                  and the Funds           Controlling                                              of
                   It Manages               Person            Basis of Control         Control Person's Business
                   ----------               ------            ----------------         -------------------------
1.       Independence Investment LLC      John Hancock        Indirectly owns 100%    Financial services holding
         (Managed, Growth & Income,       Financial           of voting stock         company
         Large Cap Growth, Real Estate    Services Inc.
         Equity, Short-Term Bond, and
         International Equity Index       John                Indirectly owns         Life insurance and other
         Funds)                           Hancock             100% of voting stock    financial services provided
                                          Life Insurance                              directly or through
                                          Company                                     subsidiaries

2.       John Hancock Advisers, LLC       Same as 1. above.
         (Small Cap Growth, and Active
         Bond)

3.       SSgA Funds Management, Inc.      State Street        Owns 100% of the        Financial services holding
         (Equity Index Fund)              Corporation         subadviser              company

4.       T. Rowe Price Associates, Inc.   T. Rowe price       Owns 100% of the        Publicly traded financial
         (Large Cap Value and Small Cap   Group, Inc.         subadviser              services holding company
         Value Funds)

5.       Janus Capital Management, LLC    Stilwell            Indirectly owns 92%     Publicly traded financial
         (Multi Cap Growth Fund)          Financial, Inc.     of the subadviser       services asset management
                                                                                      company

6.       Goldman Sachs Asset Management   The Goldman Sachs   The subadviser is a     Publicly traded global
         (Small/Mid Cap CORE, and Large   Group Inc.          unit of the             investment banking and
         Cap Value CORE.                                      Investment Management   securities firm
                                                              Division of Goldman,
                                                              Sachs & Co., a
                                                              subsidiary of Goldman
                                                              Sachs Group Inc.

7.       T. Rowe Price International,     T. Rowe Price       Indirectly owns 100%    Publicly traded financial
         Inc. (International              Group, Inc.         of the subadviser       services holding company
         Opportunities  Fund)

8.       Morgan Stanley Investment        Morgan Stanley      Directly owns 100% of   Publicly traded financial
         Management Inc. (Emerging        Dean Witter & Co.   voting stock            services company
         Markets Equity and Real Estate
         Equity Funds)

9.       Mellon Bond Associates, LLP      Mellon Financial    Directly owns 100% of   Bank holding company
         (Bond Index Fund)                Corporation         the subadviser

10.      Wellington Management Company,   Laurie A. Gabriel;  Managing Partners       Investment management
         LLP (High Yield Bond,            Duncan M.
         Small/Mid Cap Growth,            McFarland;
         Fundamental Value, Money         John R. Ryan
         Market and Small Cap Value
         Funds)

11.      Alliance Capital Management,     AXA Financial,      AXA and its             Life insurance and other
         L.P. (Large Cap Aggressive       Inc. ("AXA")        subsidiaries owned      financial services
         Growth)                                              (as of 12/31/01)
                                                              51.7% of the
                                                              outstanding units of
                                                              limited partnership
                                                              interests in the
                                                              subadviser

12.      Capital Guardian Trust Company   The Capital         The subadviser is an    Financial services holding
         (Managed, Small Cap Equity,      Guardian Group      indirect wholly owned   company
         Global Balanced and Global       Companies, Inc.     subsidiary of CGCI
         Bond Funds)                      ("CGCI")

13.      Putnam Investment Management,    Marsh & McLennan    The subadviser is an    Publicly owned holding company
         LLC                              Companies, Inc      indirect wholly owned   whose principal businesses are
         (Growth & Income, Fundamental    ("Marsh")           subsidiary of Marsh     international insurance and
         Growth and Health Sciences                                                   reinsurance brokerage,
         Funds)                                                                       employment benefit counseling
                                                                                      and investment management

Set forth below are the sub-advisory fees that John Hancock pays the subadvisers for each Fund. The below fees are paid by John Hancock and not by the Funds.



                                                     Subadvisory Fees Payable by John Hancock,
     Fund                                     as a Percentage of Each Fund's Average Daily Net Assets
     ----                                     -------------------------------------------------------
Equity Index                   .05% of first $50 million; .04% of next $50 million; .02% of next $300 million; and
                               .01% above $400 million

Large Cap Value                .40% of first $500 million; and .35% above $500 million

Large Cap Value CORE           .40% of first $50 million; .30% of next $150 million; .25% of next $800 million; and
                               .20% above $1 billion

Large Cap Growth               .30% of first $500 million; .2625% of next $500 million; and .225% above $1 billion

Large Cap Aggressive Growth    .75% of first $10 million; .625% of next $10 million; and .50% above $20 million

Growth & Income                Assets managed by Independence Investment, LLC: .1875%
                               Assets managed by Putnam Investment Management, LLC; .50% of first $150 million; .45%
                               of next $150 million; and .35% above $300 million

Fundamental Value              .50%% of first $50 million; .40% of next $50 million; and .30% above $100 million

Multi Cap Growth               .55% of first $100 million; .50% of the next  $400 million; and .45% above $500 million

Fundamental Growth             .50% of first $250 million; and .45% above $250 million

Small/Mid Cap CORE             .60% of first $50 million; and .50% above $50 million

Small/Mid Cap Growth           .50% of first $50 million; .45% of next $150 million; and .40% above $200 million

Small Cap Equity               .65% of first $150 million; .50% of next $150 million; .40% of next $200 million; and
                               .35% above $500 million

Small Cap Value                .60% of the first $500 million; and .55% above $500 million

Small Cap Growth               .50%

International Equity Index     .125% of first $100 million; .10% of next $100 million; and .06% above $200 million

International Opportunities    .75% of first $20 million; .60% of next $30 million; .50% of next $150 million; .50%
                               of all assets when the Fund is more than $200 million but less than $500 million;
                               .45% of all assets above $500 million

Emerging Markets Equity        1.10% of first $10 million; .90% of next $140 million; and .80% above $150 million.

Real Estate Equity             Assets managed by Independence Investment LLC:
                               .30% of first $300 million; .25% of next $500 million; and .20% above $800 million
                               Assets managed by Morgan Stanley Investment
                               Management Inc.: .70% of first $50 million; .60% of next $50 million; .50% of next $100 million;
                               and .40% above $200 million

Health Sciences                .55% of first $250 million; and .50% above $250
                               million

Managed                        Assets managed by Independence Investment LLC:
                               .30% of first $500 million; .2625% of next $500 million; and .2250% above $1 billion Assets managed by Capital Guardian Trust Company: .50% of first $150 million; .45% of next $150 million; .30% of next $200 million; and .25% above $500 million

Global Balanced                .65% of first $150 million; .55% of next $150
                                million; .40 of next $200 million; and .35%
                               above $500 million

Short-Term Bond                .19% of first $250 million; .17% of next $250
                               million; and .15% above $500 million

Bond Index                     .07% of first $100 million; .06% of next $150
                               million; .03% of next $250 million; and .01% above $500 million

Active Bond                    .25% of first $100 million; .20% of next $150
                               million; .16% of next $250 million; .125% of next
                               $500 million; and .10% above $1 billion

High Yield Bond                .45%

Global Bond                    .40% of first $150 million; .35% of next $150
                               million; .30% of next $200 million; and .25% above $500 million

Money Market                   .075% of first $500 million; and .02% above $500
                               million


3. Dollar Amounts of Advisory Fees, Subadvisory Fees, and Expense Reimbursements

         Set out below are the dollar amounts of advisory fees that the Trust paid to John Hancock and the subadvisory fees that John Hancock paid to subadvisers for the past three years:

Fund                                               Investment Adviser                          Subadvisers*
----                                               ------------------                          ------------
                                           2001          2000          1999           2001         2000          1999
                                           ----          ----          ----           ----         ----          ----
Managed ..........................      18,129,438    12,069,024    10,789,553     7,509,704     7,988,141    8,001,416
Growth & Income ..................      18,378,237    12,188,384     9,806,770     6,378,814     7,674,810    7,269,220
Equity Index .....................         638,853       682,347       448,044       184,656       252,856      181,624
Large Cap Value ..................       1,654,981     1,222,357     1,087,807       892,337       811,804      710,068
Large Cap Value CORE .............         278,769        81,748        13,622       148,487        43,874        6,990
Large Cap Growth .................       3,319,872     4,955,653     4,378,106     2,489,889     3,756,913    3,250,179
Large Cap Aggressive
   Growth ........................         272,132       214,471        38,421       193,921       156,294       27,498
Fundamental Value ................         342,746        87,948        16,857       208,657        55,933       10,259
Multi Cap Growth .................       2,410,233     4,303,524     1,646,277     1,535,019     3,001,588    1,119,977
Real Estate Equity ...............       1,556,143       946,388       835,184       758,395       473,629      413,496
Health Sciences ..................         163,858            --            --        90,120            --           --
Small/Mid Cap Growth .............       1,403,338     1,382,046     1,360,053       848,219       939,041      902,527
Fundamental Growth ...............         327,064       249,227        17,491       181,703       144,847        9,805

Small/Mid Cap CORE ...................        218,743       131,301         47,616        164,053        99,006         35,177
Small Cap Equity .....................        619,083       602,274        512,633        459,131       409,844        348,363
Small Cap Value ......................        559,231       126,890         15,837        353,196        87,204         10,454
Small Cap Growth .....................      1,533,746     1,965,285        732,594        937,017     1,319,650        478,916
Global Balanced ......................        291,727       261,293        253,044        187,638       149,889        147,136
International Equity Index ...........        261,569       354,066        313,649        179,380       240,625        210,822
International Opportunities B ........        218,738       139,438         35,992        123,235        84,469         20,788
International Opportunities ..........        844,115       819,520        582,128        547,558       589,537        409,561
Emerging Markets Equity ..............        364,553       523,867        182,265        272,023       408,779        145,114
Short-Term Bond ......................        468,356       220,826        216,170        225,303       114,279        135,464
Bond Index ...........................        135,751        72,662         48,433         66,937        39,093         25,498
Active Bond ..........................      5,236,730     2,573,480      2,214,912      1,389,019     1,534,969      1,643,765
Global Bond ..........................        518,629       467,803        488,070        239,893       290,135        306,570
High Yield Bond ......................        260,006       159,282        111,177        175,704       123,619         84,425
Money Market .........................      1,319,703     1,038,533        965,427        650,891     1,038,533        953,183

----------------------

* Paying these fees to the sub-advisers is solely the responsibility of John Hancock and not the Trust.

         Under the investment advisory agreements, for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. These reimbursements have been as follows for the past three years.

Fund                                                          2001            2000              1999
----                                                          ----            ----              ----
Equity Index .........................................           --               --          275,336
Large Cap Value CORE .................................       10,830           26,638            5,824
Large Cap Aggressive Growth ..........................       29,164           11,479            3,504
Fundamental Value ....................................       79,742           28,895            6,512
Small/Mid Cap Growth .................................        4,000               --            1,790
Small Cap Equity .....................................        7,794           23,198            6,224
Small Cap Value ......................................       16,492           32,214            9,254
Small Cap Growth .....................................       50,542               --               --
Global Balanced ......................................       58,591           85,676           91,146
International Equity Index ...........................      202,794          195,833           21,900
International Opportunities B ........................       21,991           92,396           21,901
International Opportunities ..........................      143,444          154,310           92,017
Global Bond ..........................................        2,284           63,735            1,445
Fundamental Growth ...................................       67,599           10,455            2,888
Small/Mid Cap CORE ...................................       68,521           53,769           77,179
Emerging Markets Equity ..............................      733,661          499,569          294,354
Bond Index ...........................................           --           11,335           17,185
High Yield Bond ......................................       38,330           29,620           42,314
Active Bond ..........................................           --          201,827               --

4.  Basis of Trustee Approval of Continuance of Advisory Arrangements

      The Trust's Board of Trustees, at a meeting on February 6, 2002, approved the continuance of the Trust's investment management agreements ("advisory agreements") with John Hancock and the Trust's sub-investment management agreements ("sub-advisory agreements") with sub-advisers. In the process, the Board evaluated, among other things, written and oral information provided by John Hancock in response to a request of the Trustees. In addition, the Board's Trust Governance Committee, composed exclusively of the Board's independent Trustees, met prior to the Board meeting and evaluated written information provided in advance to the Board by John Hancock.

      During the year, the Board devotes a substantial portion of each of its five regularly scheduled meetings to an ongoing review and evaluation of John Hancock and the sub-advisers. This ongoing process is based primarily on written and oral reports by John Hancock, in-person presentations by the Trust's sub-advisers on a rotating basis, and answers to questions addressed by the Trustees to representatives of John Hancock and the sub-advisers. In this connection, the Trustees receive information from John Hancock regarding John Hancock's performance of its functions, including monitoring and evaluation of each sub-adviser. This information relates to such matters as the nature, scope and quality of the services provided by the sub-advisers to the Trust, and includes, among other things, (i) the investment performance of each sub-adviser, (ii) any recommendation by John Hancock to terminate, replace or add a sub-adviser, and (iii) any recommendation by John Hancock to change any advisory or sub-advisory fee.

      The Trust Governance Committee schedules four meetings a year pursuant to a Charter that empowers the Committee to meet separately from management in connection with consideration of the advisory and sub-advisory agreements. The Charter also empowers the Committee, in any case it deems advisable, to retain special counsel or other experts or consultants, at the expense of the Trust or any Fund, to further the interests of the Trust.

      The Board generally schedules its meeting in February of each year to consider whether or not to approve continuing the advisory and sub-advisory agreements for another year. The Board considers, as applicable, factors bearing on the nature, scope, quality, cost and profitability of the services provided to the Trust under these agreements, with a view toward making a business judgment whether each agreement, including the fee, is, under all of the circumstances, in the best interest of the Trust.

      In approving the agreements at their February 6, 2002 meeting, the Trustees considered various factors, and, in their business judgment, reached various conclusions, principally including the following:

..     The Trustees reviewed the nature and scope of the various management and administrative services that John Hancock provides to the Trust, including, among other things, John Hancock's functions in overseeing, monitoring and reporting on the Trust's 13 sub-advisers. The Trustees also reviewed the nature and scope of the portfolio management services that the sub-advisers provide to the various Funds.

..     The Trustees assessed the quality of John Hancock's services and each sub-adviser's services, on such bases as investment performance and expense experience for each Fund, on both an absolute basis and a comparative basis (against benchmarks and certain investment performance data of similar funds prepared at John Hancock's request by an unaffiliated company) over current and multi-year periods. Given that similar funds may allocate other operating expenses (non-advisory fees) differently between the fund and its adviser than does a Fund of the Trust, the Trustees concluded that a comparison of aggregate fees and expenses can be more meaningful than comparison of advisory fees only and/or comparison of other operating expenses only.

..     Furthermore, the Trustees considered that John Hancock and its insurance company affiliates (the "Insurers") impose fees and charges at the separate account level under the variable insurance products and that some of these fees and charges, like the Funds' advisory fees, are computed as a percentage of net assets invested. Therefore, the Trustees concluded that a comparison of Trust operating expenses aggregated with certain such asset-based charges imposed at the separate account level could be meaningful, even though the Trustees are not responsible for the fees and charges deducted by the Insurers under the variable insurance products. Therefore, the Trustees considered expense information for each Fund, both on an absolute basis and a comparative basis (against data for similar funds underlying variable insurance products that was compiled at John Hancock's request by an unaffiliated company) that also included certain of such charges at the separate account level.

..     The Trustees reviewed a schedule of the advisory fee and sub-advisory fee for each Fund and concluded that most of the Funds have breakpoints that can pass along a portion of any economies of scale to the contract owners. The Trustees will consider instituting or accentuating breakpoints for each Fund or seeking a fee reduction if the Fund's assets continue to increase and further economies of scale result.

..     The Trustees considered the above-mentioned analysis of similar fund advisory fee and expense data. Based on that analysis, the Trustees concluded that, while comparative data are not to be relied on exclusively, the aggregate advisory fees and other expenses of each Fund are within the range paid by similar funds. The Trustees also considered the fact that John Hancock has undertaken to reimburse the Funds for certain operating expenses in excess of a stated rate and that, for 2001, John Hancock reimbursed 16 of the Funds pursuant to this undertaking.

..     The Trustees considered that, in addition to the advisory fees received by
      John Hancock from the Trust, the Insurers derive benefits by having the Trust serve as the underlying funding medium for variable insurance products offered by the Insurers, which are subject to fees and charges payable to the Insurers. In this regard, the Trustees considered representations from John Hancock that (i) those fees and charges, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Insurers, (ii) those fees and charges do not duplicate fees and expenses paid by the Trust, and
      (iii) the advisory fees make no specific allowance to provide monies to finance distribution of either Trust shares or variable insurance products (although John Hancock may use profits realized from the advisory fees for any lawful purpose). While the Trustees are not responsible for the fees and charges deducted by the Insurers under the variable insurance products funded through the Trust, the Trustees concluded that, under all the circumstances, any such benefits to John Hancock did not appear to be inconsistent with the best interest of each Fund.

..     The Trustees considered that, in addition to the sub-advisory fees received by sub-advisers from John Hancock, sub-advisers in some cases receive benefits through soft dollar arrangements by which brokers provide research and certain other services to sub-advisers in return for being allocated Trust "brokerage" transactions. The Trustees considered: (i) information provided by John Hancock about the extent and nature of such practice by each Fund as applicable; (ii) representations of sub-advisers regarding the appropriateness of their practices and (iii) an ongoing study and assessment by an unaffiliated company of the degree to which each Fund is receiving "best execution." Under all the circumstances, the Trustees concluded that each Fund's practices in this regard did not appear to be inconsistent with the best interest of the Fund.

..     The Trustees considered certain information from John Hancock about the overall profitability to John Hancock and its affiliates of the variable insurance products funded through the Trust, including information about profits to John Hancock from serving as the Trust's primary investment adviser. They also considered information they had received from John Hancock about the difficulties of quantifying the cost and profitability of the advisory function separately from the aggregate cost and profitability of all of the functions performed by John Hancock and its affiliates to develop, offer, and maintain the products, including the cost of processing orders for the purchase and redemption of Trust shares. The Trustees concluded that, particularly in view of the interdependence of the Fund and the variable insurance products that it supports, the aggregate profitability information the Trustees had received was appropriate for purposes of their deliberations.

..     The Trustees considered the fact that: (i) John Hancock pays the sub-advisory fees to the sub-advisers; (ii) John Hancock and a Fund generally have a common interest in negotiating the sub-advisory fees downward; (iii) in some cases, John Hancock has succeeded in negotiating a sub-advisory fee rate that is less than the average rate that a sub-adviser charges to similar funds; and (iv) the sub-advisers have less influence over the management of their respective Funds than a primary adviser to a retail mutual fund normally would (including any influence with respect to the level of their sub-advisory fees). In light of, among other things, the particular characteristics of the adviser/sub-adviser relationship, the Trustees concluded that the profitability information mentioned above concerning the Insurers was appropriate for purposes of their deliberations over continuation of both the advisory and sub-advisory agreements.

      In connection with their deliberations, the Board and the Trust Governance Committee received legal advice from outside counsel to the Trust regarding the standards and methodology of evaluation articulated by the SEC, the courts and the industry for mutual funds selling shares to the public and the applicability of those standards and that methodology to mutual funds - like the Trust - selling shares to life insurance company separate accounts. Such legal counsel, through its representation of John Hancock on certain matters in which the Trust does not have a direct interest, is also familiar with the Insurers' variable insurance products and separate accounts funded through the Trust. The Trustees considered advice of such legal counsel that mutual funds selling shares to life insurance companies differed, in certain respects, from mutual funds selling shares to the public and that, consequently, the standards and methodology of evaluation developed for the latter did not necessarily apply to the former in all respects. The Trustees considered, for example, the fact that SEC rules would permit John Hancock to "veto" Trustee or contract owner proposals for an adviser other than John Hancock under specified circumstances and that the 1940 Act would permit John Hancock to seek SEC approval to substitute another mutual fund for the Trust if the Trustees were to select an adviser other than John Hancock.

      The Trustees also took into account the fact that John Hancock affords contract owners the privilege of instructing John Hancock how to vote the Trust shares held by John Hancock and that, pursuant to the process, the contract owners, had voted to approve the advisory agreement and each of the sub-advisory agreements.

      The foregoing discussion of the material factors considered and conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a large variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board, the Trust Governance Committee, and the Audit Committee and otherwise. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board's conclusions and determinations to approve the continuance of the Trust's advisory agreement and each sub-advisory agreement. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

      As a result of their consideration, the Trustees, in the exercise of their business judgment, approved the continuation each such agreement as being in the best interest of each Fund to which it relates.

G.  ARRANGEMENTS WITH OTHER SERVICE PROVIDERS TO THE TRUST

1.  Underwriting and Indemnity Agreement

         Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

2.  Custody of the Trust's Assets

         State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book-entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment of an annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; miscellaneous transaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charges; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

         Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships. In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

         In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

         If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

3.  Subadministration Agreement With State Street Bank

         Pursuant to a Subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements. The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro-rata total net asset value of that Fund. The minimum monthly Fund fee is $1,333.

4.  Independent Auditors

         Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

H.  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

         The Funds pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up.")

Amounts of Brokerage Paid

         Brokerage commissions paid by the Funds were as follows for the past three years:

Fund                                                    2001            2000            1999
----                                                    ----            ----            ----
Managed ........................................      2,387,899       2,765,087      2,390,067
Growth & Income ................................      4,394,341       5,189,868      4,747,539
Equity Index ...................................         96,080          64,982         61,865
Large Cap Value ................................        164,776         155,165        110,393
Large Cap Value CORE ...........................         40,010          13,326          3,240
Large Cap Growth ...............................      1,042,938       1,695,781      1,389,454
Large Cap Aggressive Growth ....................         64,914          33,476         11,885
Fundamental Value ..............................        635,553          19,805        390,510
Multi Cap Growth ...............................        483,126         486,217        245,913
Real Estate Equity .............................        171,319         341,413        122,021
Fundamental Growth .............................         56,725          40,554          3,082
Small/Mid Cap CORE .............................         33,593          29,151         12,371
Small/Mid Cap Growth ...........................        362,533         214,360        621,068
Small Cap Equity ...............................         89,478         325,733        284,381
Small Cap Value ................................        130,951         142,364         21,848
Small Cap Growth ...............................        268,016         236,981        146,206
Global Balanced ................................         21,248          76,975         47,678
International Equity Index .....................         43,092          87,614        133,746
International Opportunities ....................        128,826         277,851         74,940
International Opportunities B ..................         80,159          36,616
Emerging Markets Equity ........................        158,236         236,636        189,025
Bond Index .....................................          3,312           1,770            598
Global Bond ....................................              0           5,910
High Yield Bond ................................             88             200
Health Sciences ................................         28,279

How Brokers and Dealers are Selected

         Orders for the purchase and sale of Fund portfolio investments are placed by the respective subadvisers to the Funds. The subadvisers use their best efforts to obtain best available price (including brokerage commissions and other transaction costs) and most favorable execution for all transactions. The subadvisers select brokers and dealers to execute Fund portfolio transactions primarily on the basis of their execution capability and trading expertise. Consideration is also given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the confidentiality of trades, the reliability, integrity, financial condition, and operational capabilities of competing brokers or dealers, and the brokerage and research services which they provide. Applicability of specific criteria will vary depending on the nature of the transaction, the market in which it is effected, and the extent to which it is possible to select from among multiple brokers or dealers capable of effecting the transaction.

It is not the policy of the subadvisers to seek the lowest available commission if, in their reasonable judgment, there is a material risk that the total cost or proceeds from the transaction might be less favorable than may be obtainable elsewhere.

Research and Statistical Services Furnished by Brokers and Dealers

         Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser makes an appropriate allocation of those uses and will permit brokers and dealers to provide only the portion of the systems to be used for research services. Costs which are allocable to non-research purposes will be paid directly by the subadviser.

         Research and statistical services furnished by brokers and dealers handling the Funds' transactions may be used by the subadvisers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the subadvisers in connection with the Funds.

Relationship Between Brokerage Commissions and Research and Statistical Services Furnished by Brokers and Dealers

         When the subadvisers reasonably determine that more than one broker or dealer can offer the brokerage and execution services needed to obtain best available price and most favorable execution, consideration may be given to selecting the brokers or dealers who supply research and statistical services to the subadvisers. In receiving these services, which are designed to augment the subadvisers' own internal research capabilities, the subadvisers comply with
Section 28(e) of the Securities Exchange Act of 1934. This means that the sub-advisers' traders for the Funds, on the basis of their experience and judgement, evaluate the overall reasonableness of any broker's commissions in light of all of the brokerage and research services the broker provides. If the trader for a Fund concludes that the commission rate is reasonable, and the other requirements of Section 28(e) are met, the law protects the sub-adviser from any legal liability that might otherwise result from causing the Fund to pay the broker a commission in excess of what another broker would have charged.

The subadvisers of the Funds will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. The sub-advisers do, however, have internal procedures that seek to direct certain amounts to broker-dealers that provide research and statistical services of a type covered by Section 28(e). These internal procedures do not mandate that any amount of business be directed to any broker-dealer, and in no event will a broker-dealer be used unless the sub-adviser believes that the broker-dealer also will provide the best available price and most favorable execution, as discussed above. During 2001, the amount of transactions, of each Fund directed to brokers who are included in these internal arrangements, and the related amounts of commission were as follows:

Fund                                           Dollar Amount    Dollar Amount
----                                           -------------    -------------
                                             of Transactions   of Commissions
                                             ---------------   --------------
Managed ..................................       874,725,522          480,850
Growth & Income ..........................       548,555,439        1,237,781
Large Cap Value ..........................        12,633,806           16,848
Large Cap Growth .........................       384,351,913          229,887
Large Cap Aggressive Growth ..............        16,288,422           16,920
Fundamental Value ........................        67,980,088           36,012
Multi Cap Growth .........................         4,877,365           10,926
Real Estate Equity .......................        13,038,134           49,437
Fundamental Growth .......................        24,674,591           23,962
Small/Mid Cap Growth .....................        42,079,549           50,250

Small Cap Value ...................................         3,528,235         5,981
Small Cap Growth ..................................        46,980,820        33,365
International Opportunities .......................         3,511,500         7,373
Emerging Markets Equity ...........................         4,661,904        11,959
Health Sciences ...................................         1,619,801         2,457

         Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services.

Brokerage Transactions in Foreign Markets

         Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

Simultaneous Transactions with Other Accounts

         The subadvisers also perform investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadvisers to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts' respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by any of the subadvisers at share prices which are approximately averaged.

      The subadvisers' allocation policies recognize that no rigid formula will always lead to a fair and reasonable result, and that a degree of flexibility to adjust to specific circumstances is necessary. Therefore, under certain circumstances, allocation on a basis other than strictly pro rata or based on order size is permitted if it is believed that such allocation is fair and reasonable.

Use of Brokers Who are Affiliated With a Subadviser

         A Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

         Set forth below is information about transactions by each Fund with affiliated brokers in reliance on Rule 17e-1 for each of the past three years:

                                                                                                  Amount of Commissions
                                      Name              Nature of Broker's                            Paid by Fund
                                       of                Affiliation with                -------------------------------------
Fund                            Affiliated Broker       Fund's Sub-Adviser                   2001         2000         1999
----                            -----------------       ------------------                   ----         ----         ----
International Opportunities    Ord Minnett Group     Wholly-owned subsidiary of           $     0       $     0      $    34
                               Ltd.                     sub-adviser's parent
International Opportunities    Jardine Fleming &     Wholly-owned subsidiary of           $     0       $   518      $    10
                               Co.                      sub-adviser's parent
International Opportunities    Robert Fleming        Wholly-owned subsidiary of           $     0       $   527      $   166
                               Securities, Ltd.         sub-adviser's parent
International Opportunities    Jardine Fleming &     Wholly-owned subsidiary of           $     0       $ 4,485      $     0
                               Co.                      sub-adviser's parent
International Opportunities    Robert Fleming        Wholly-owned subsidiary of           $     0       $    77      $     0
                               Securities, Ltd          sub-adviser's parent
Large Cap Value CORE           Goldman, Sachs &      Dual operating division of           $     0       $     0      $    96
                               Co.                      sub-adviser's parent
Large Cap Value                Neuberger Berman      Affiliated broker of Trust           $     0       $   190      $     0
                               LLC                      affiliated sub-adviser
Small/Mid Cap CORE             Goldman, Sachs &      Dual operating division of           $     0       $   753      $   120
                               Co.                      parent of sub-adviser
International Equity           Goldman, Sachs &      Dual operating division of           $ 3,141       $   128      $     0
                               Co.                      parent of sub-adviser
Emerging Markets Equity        Morgan  Stanley       Wholly-owned subsidiary of           $   163       $ 1,785      $ 2,779
                               Asia Limited             sub-adviser's parent
Emerging Markets Equity        Morgan Stanley        Wholly-owned subsidiary of           $   162       $     0      $     0
                               India Limited            sub-adviser's parent
Emerging Markets Equity        Morgan Stanley &      Wholly-owned subsidiary of           $ 2,120       $     0      $     0
                               Co.                      sub-adviser's parent
Emerging Markets Equity        Morgan Stanley        Wholly-owned subsidiary of           $     0       $   880      $ 3,276
                               International            sub-adviser's parent
                               Limited

     For 2001, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions 3.92% for the International Equity Fund, and 1.54% of the Emerging Markets Equity Fund. For 2000, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions was 5.13% for the International Opportunities Fund, 4.98% for the International Opportunities II Fund, 3.89% for the Large/Mid Cap Value II Fund, 0.82% for the Large Cap Value Fund, 2.26% for the Small/Mid Cap CORE Fund, 1.84% for the International Equity Fund, and 1.82% of the Emerging Markets Equity Fund.

I. CODES OF ETHICS

     Employees of John Hancock Life Insurance Company, the Trust, and the sub-advisers to the Trust and officers and Trustees of the Trust are subject to restrictions on engaging in personal securities transactions. These restrictions are set forth in the John Hancock Insider Information Policy and Procedures, the Variable Series Trust Code of Ethics, and the Codes of Ethics of the sub-advisers to the various Funds of the Trust ("Sub-Advisers' Codes of Ethics"), (combined, "Codes"). The Codes, in accordance with rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of employees of the adviser and sub-advisers to the Funds and the interests of the Funds. These Codes do not prohibit personnel from investing in securities that may be purchased or held by the Funds within the Trust. However, the Codes, consistent with standards recommended by the Investment Company

Institute's Advisory Group on Personal Investing and requirements established by rule 17j-1, among other things, prohibit personal securities investments without pre-clearance for certain employees, impose time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and require the timely submission to compliance personnel of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. The Variable Series Trust Code of Ethics incorporates and applies its restrictions to officers and Trustees of the Trust who are affiliated with John Hancock Life Insurance Company. The Variable Series Trust Code of Ethics does not prohibit unaffiliated Trustees from investing in securities that may be held by the Trust; however, the Variable Series Trust Code of Ethics does regulate the personal securities transactions of unaffiliated Trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities about which they may receive information. The Trust's Trustees, in compliance with rule 17j-1, have approved the Variable Series Trust Codes of Ethics and the Sub-Advisers' Codes of Ethics and are required to approve any material changes to the Variable Series Trust Code of Ethics as well as to the Sub-Advisers' Codes of Ethics. The Trustees also provide continuing oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes. The Codes are on public file with, and are available from, the Securities and Exchange Commission.

J. FEATURES OF THE TRUST'S SHARES

     The shares of beneficial interest of the Trust currently are divided into 27 series, each corresponding to one of the Trust's 27 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

     If the holders of variable annuity contracts and variable life insurance policies show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

     The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

     Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

     The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

K. SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

     In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

     Notwithstanding the above, if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

     At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

L. SALES AND REDEMPTIONS OF FUND SHARES

"Seed Money" Shares

     Typically, when a new Fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations. For example, the most recent such contributions of "seed money" to currently available funds have been as follows:

                                              "Seed Money"             Date
                                          Shares Purchased by           of
Fund                                          John Hancock           Purchase
----                                          ------------           --------
Large Cap Value CORE                             5,000,000           8/31/99
Large Cap Aggressive Growth                     10,000,000           8/31/99
Fundamental Value                                5,000,000           8/31/99
Fundamental Growth                               5,000,000           8/31/99
Small/Mid Cap CORE                               5,000,000            5/1/98
Small Cap Value                                  5,000,000           8/31/99
Health Sciences                                 20,000,000            5/1/01
International Opportunities                     15,000,000            5/1/96
Global Balanced                                 20,000,000            5/1/96

Emerging Markets Equity                         10,000,000             5/1/98
Bond Index                                      25,000,000             5/1/98
High Yield Bond                                 10,000,000             5/1/98

     John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in any Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on that Fund.

     Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

     As of October 7, 2002, only the following Funds still have seed money that has not been withdrawn: Health Sciences, Global Balanced, International Opportunities and Emerging Markets Equity.

Shares Sold and Redeemed In Connection With Transactions Under Variable Annuity Contracts and Variable Life Insurance Policies

     Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

     Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

M. COMPUTING THE FUNDS' NET ASSET VALUE

     Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange ("Exchange") on each business day of the Fund. The Exchange generally closes at 4:00 p.m. Eastern Standard Time. However, ETFs and certain derivative instruments may be valued using prices as late as 4:15 p.m. Eastern Standard Time. In the event the Exchange closes at any time other than 4:00 p.m. Eastern Standard Time on a particular day, each Fund will determine its net asset value per share as of the close of the Exchange on that day.

     The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

     Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may cause losses or gains to be recorded for the Fund, including decreases or increases in the Fund's net asset value per share.

     Securities and call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

     Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

     Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.

N.  TAXES

     The Trust intends that each Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     The Trust also intends that each Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

     Assuming the Funds qualify as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if a Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

     Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for most holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

     For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

     Those Funds that invest substantial amounts of their assets in foreign securities may be able to make an election to pass through to the insurance company issuing the variable annuity contract or a variable life insurance policy any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the insurance company. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.

O. INFORMATION ABOUT FUND PERFORMANCE

How Money Market Fund Yields Are Calculated

     The Money Market Fund may advertise investment performance figures, including its current yield and its effective yield.

     The Money Market Fund's yield is its current investment income, expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then (3) multiplying the base period return by 52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

     Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield (determined as above) by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     For the seven-day period ending December 31, 2001, the Money Market Fund's current yield was 1.77%; its effective yield was 1.79%.

     The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses.

Charges Under Variable Life Insurance and Variable Annuity Policies

     Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Funds. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

P. LEGAL MATTERS

     The law firm of Foley & Lardner of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.

Q. REPORTS TO CONTRACTHOLDERS

     Annual and semi-annual reports containing financial statements of the Trust, as well as any materials soliciting voting instructions for Trust shares, will be sent to variable life insurance and annuity contractowners having an interest in the Trust.

APPENDIX A

                             CORPORATE BOND RATINGS

 Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

     . Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     . Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     . Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     . Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     . Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

     . Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     . Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     . Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

     . Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     . AAA - - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     . AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

     . A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     . BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     . BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     . C1 -- This rating is reserved for income bonds on which no interest is being paid.

     . D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                                          Equity
                                                        V.A. Relative Value Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund
                                                            V.A. Technology Fund

                                                                          Income
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about      Overview                                        3
the Declaration funds.

A fund-by-fund summary         Equity
of goals, strategies, risks,       V.A. Relative Value Fund                    4
performance and financial
highlights.                    Sector
                                   V.A. Financial Industries Fund              6
                                   V.A. Technology Fund                        8

                               Income
                                   V.A. Strategic Income Fund                 10

Transaction policies and       Account information
other information affecting
your fund investment.          Buying and selling fund shares                 12
                               Valuing fund shares                            12
                               Fund expenses                                  12
                               Dividends and taxes                            12

Further information on the     Fund details
Declaration funds.
                               Business structure                             13

                               For more information                   back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Relative Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.


The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PORTFOLIO MANAGERS

Paul J. Berlinguet
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -2.81%       -11.89%
Life of fund - began 1-6-98                                 15.24%         5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                               12-31-98(1)        12-31-99      12-31-00      12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $10.00             $12.03        $18.03        $10.64
Net investment income(2)                                                        0.11               0.10          0.02          0.02
Net realized and unrealized gain (loss) on investments                          2.02               6.65         (0.80)        (0.32)
Total from investment operations                                                2.13               6.75         (0.78)        (0.30)
Less distributions:
  From net investment income                                                   (0.10)             (0.10)        (0.02)        (0.02)
  From net realized gain                                                          --              (0.65)        (6.59)        (0.60)
  Total distributions                                                          (0.10)             (0.75)        (6.61)        (0.62)
Net asset value, end of period                                                $12.03             $18.03        $10.64         $9.72
Total investment return(3) (%)                                                 21.39(4,5)         56.65         (4.80)        (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $17                $39           $39           $64
Ratio of expenses to average net assets (%)                                     0.85(6)            0.77          0.79          0.74
Ratio of adjusted expenses to average net assets(7) (%)                         1.03(6)              --            --            --
Ratio of net investment income (loss) to average net assets (%)                 1.17(6)            0.66          0.13          0.23
Portfolio turnover rate (%)                                                      242                166           164            59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
-------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
-------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
                                                Fund      Index 1      Index 2
--------------------------------------------------------------------------------
1 year                                        -17.51%      -11.89%      -10.53%
Life of fund - began 4-30-97                    9.94%        9.71%       11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12-31-97(1)      12-31-98    12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00           $13.44      $14.45      $14.46      $18.34
Net investment income(2)                                               0.11             0.18        0.11        0.06       (0.11)
Net realized and unrealized gain (loss) on investments                 3.39             0.97        0.06        3.87       (3.11)
Total from investment operations                                       3.50             1.15        0.17        3.93       (3.22)
Less distributions:
  From net investment income                                          (0.05)           (0.14)      (0.10)      (0.05)      (0.09)
  From net realized gain                                              (0.01)              --(3)    (0.05)         --       (0.47)
  Tax return of capital                                                  --               --       (0.01)         --          --
  Total distributions                                                 (0.06)           (0.14)      (0.16)      (0.05)      (0.56)
Net asset value, end of period                                       $13.44           $14.45      $14.46      $18.34      $14.56
Total investment return(4) (%)                                        35.05(5,6)        8.55        1.23       27.16      (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                 $18              $55         $49         $71         $89
Ratio of expenses to average net assets (%)                            1.05(7)          0.92        0.90        0.90        0.89
Ratio of adjusted expenses to average net assets(8) (%)                1.39(7)            --          --          --          --
Ratio of net investment income (loss) to average net assets (%)        1.32(7)          1.25        0.77        0.36        0.71
Portfolio turnover rate (%)                                              11               38          72          41          97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

American Fund Advisors, Inc.
----------------------------------------
Responsible for day-to-day
  investments

Founded in 1978

Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
----------------------------------------
President of subadviser
Joined fund team in 2000
Began business career in 1971

Marc H. Klee, CFA
----------------------------------------
Executive vice president of subadviser
Joined fund team in 2000
Began business career in 1977

Alan J. Loewenstein, CFA
----------------------------------------
Senior vice president of subadviser
Joined fund team in 2000
Began business career in 1979

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                           2001
                                                                         -44.06%


2002 total return as of March 31: -3.90%
Best quarter: Q4 '01, 38.05% Worst quarter: Q3 '01, -43.64%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                              Fund        Index 1      Index 2
1 year                                       -44.06%      -11.89%      -29.31%
Life of fund - began 5-1-2000                -41.33%      -12.03%      -40.71%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies face special risks, and could be hurt by factors such as market saturation, price competition, obsolescence and competing technologies. Many technology companies are smaller companies that may have limited product lines and finan-cial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underper-form funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.


o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.


================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                                          12-31-00(1)       12-31-01
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                     $10.00             $7.33
Net investment income (loss)(2)                                                                            0.03             (0.02)
Net realized and unrealized loss on investments                                                           (2.69)            (3.21)
Total from investment operations                                                                          (2.66)            (3.23)
Less distributions:
  From net investment income                                                                              (0.01)               --(3)
Net asset value, end of period                                                                            $7.33             $4.10
Total return(4,5) (%)                                                                                    (26.56)(6)        (44.06)
Ratios and supplemental data
Net assets, end of period (in millions)                                                                     $14               $22
Ratio of expenses to average net assets (%)                                                                1.05(7)           1.05
Ratio of adjusted expenses to average net assets(8) (%)                                                    1.99(7)           1.08
Ratio of net investment income (loss) to average net assets (%)                                            0.62(7)          (0.45)
Portfolio turnover rate (%)                                                                                  75                29

(1)   Began operations on 5-1-00.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than 0.01 per share.
(4)   Assumes dividend reinvestment.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or year ended December 31, 2000 and 2001 would have been (27.19%) and (44.09%), respectively.

V.A. Strategic Income Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:


o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.


Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
----------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
----------------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28%  Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                  Fund     Index 1   Index 2   Index 3   Index 4
1 year                            4.58%     8.50%     4.48%     7.18%    -0.99%
5 year                            5.44%     7.37%     3.45%     7.40%     2.16%
Life of fund - began 8-29-96      6.32%     7.84%     4.40%     7.83%     2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12-31-97         12-31-98    12-31-99    12-31-00    12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.30           $10.47      $10.10       $9.77       $8.97
Net investment income(2)                                               0.91             0.85        0.80        0.83        0.65
Net realized and unrealized gain (loss) on investments                 0.26            (0.35)      (0.33)      (0.71)      (0.26)
Total from investment operations                                       1.17             0.50        0.47        0.12        0.39
Less distributions:
  From net investment income                                          (0.91)           (0.85)      (0.80)      (0.83)      (0.72)
  From net realized gain                                              (0.09)           (0.02)         --       (0.09)         --
  Total distributions                                                 (1.00)           (0.87)      (0.80)      (0.92)      (0.72)
Net asset value, end of period                                       $10.47           $10.10       $9.77       $8.97       $8.64
Total investment return(3) (%)                                        11.77(4)          4.92(4)     4.82(4)     1.40        4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                  $6              $15         $22         $34         $69
Ratio of expenses to average net assets (%)                            0.85             0.85        0.85        0.76        0.71
Ratio of adjusted expenses to average net assets(5) (%)                1.37             0.93        0.87          --          --
Ratio of net investment income (loss) to average net assets (%)        8.77             8.19        8.06        8.91        7.16
Portfolio turnover rate (%)                                             110               92          53(6)       53         101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:


--------------------------------------------------------------------------------
Equity Funds                                                     % of net assets
--------------------------------------------------------------------------------
V.A. Relative Value Fund                                         0.60%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%
V.A. Technology Fund                                             0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Strategic Income Fund                                       0.60%

The adviser pays subadvisory fees out of its own assets and V.A. Technology Fund is not responsible for paying a fee to its sub-adviser.


Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


12 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers managed $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                                   Subadviser

                          American Fund Advisors, Inc.
                          1415 Kellum Place, Suite 205
                              Garden City, NY 11530

                          Provides portfolio management
                            to V.A. Technology Fund.
               ---------------------------------------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                 FUND DETAILS 13

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans


                               (C)2002 JOHN HANCOCK FUNDS, LLC       RVA00P 5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                   V.A. Sovereign Investors Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A summary of the fund's       V.A. Sovereign Investors Fund                    4
goals, strategies, risks,
performance and financial
highlights.

Transaction policies and      Account information
other information affecting
your fund investment.         Buying and selling fund shares                   6
                              Valuing fund shares                              6
                              Fund expenses                                    6
                              Dividends and taxes                              6

Further information on the    Fund details
fund.
                              Business structure                               7

                              For more information                    back cover

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
-------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
-------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986


Peter M. Schofield, CFA
-------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         28.43%   16.87%   3.84%  -0.33%  -5.56%


2002 total return as of March 31: -0.46%
Best quarter: Q4 `98, 15.75%  Worst quarter: Q1 `01, -9.03%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     -5.56%       -11.89%
5 year                                                      7.97%        10.70%
Life of fund - began 8-29-96                                9.06%        12.39%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                           12-31-97       12-31-98    12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $10.74         $13.59      $15.61      $15.96      $15.69
Net investment income(1)                                                    0.22           0.27        0.24        0.21        0.24
Net realized and unrealized gain (loss) on investments                      2.82           2.00        0.35       (0.27)      (1.12)
Total from investment operations                                            3.04           2.27        0.59       (0.06)      (0.88)
Less distributions:
  From net investment income                                               (0.18)         (0.25)      (0.24)      (0.21)      (0.24)
  From net realized gain                                                   (0.01)            --          --          --          --
  Tax return of capital                                                       --             --          --(2)       --          --
  Total distributions                                                      (0.19)         (0.25)      (0.24)      (0.21)      (0.24)
Net asset value, end of period                                            $13.59         $15.61      $15.96      $15.69      $14.57
Total investment return(3) (%)                                             28.43(4)       16.88        3.84       (0.33)      (5.56)
Ratios and supplemental data
Net assets, end of period (in millions)                                      $12            $34         $50         $55         $64
Ratio of expenses to average net assets (%)                                 0.85           0.74        0.70        0.72        0.70
Ratio of adjusted expenses to average net assets(5) (%)                     1.16             --          --          --          --
Ratio of net investment income (loss) to average net assets (%)             1.81           1.88        1.57        1.37        1.63
Portfolio turnover rate (%)                                                   11             19          26          46          77

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 28.12%.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in the fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, the fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. The fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for the fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in the fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The fund may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the fund's board of trustees. If the fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES


Management fees For the period ended December 31, 2001, the fund paid the investment adviser management fees at an annual rate of 0.60% of average net assets.


Expense limitation The adviser may reduce its fee or make other arrangements to limit the fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily the fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of the fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


6 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the fund and provides investment management and related administrative services and facilities to the fund. Founded in 1968, John Hancock Advisers managed $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                           calculating the fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
               ---------------------------------------------------


                                                                  FUND DETAILS 7

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock V.A. Sovereign Investors Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                             (C)2002 JOHN HANCOCK FUNDS, LLC       VA815PN  5/02

                         JOHN HANCOCK DECLARATION TRUST

                       Statement of Additional Information


                                  July 25, 2002


                      John Hancock V.A. Relative Value Fund
                   John Hancock V.A. Sovereign Investors Fund
                   John Hancock V.A. Financial Industries Fund
                        John Hancock V.A. Technology Fund
                     John Hancock V.A. Strategic Income Fund

                 (each, a "Fund" and collectively, the "Funds")

This Statement of Additional Information provides information about John Hancock Declaration Trust (the "Trust") and the Funds, in addition to the information that is contained in the Funds' current Prospectuses. (the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Annuity Servicing Office
                              529 Main Street (X-4)
                        Charlestown, Massachusetts 02129
                                 1-800-824-0335

                                Table of Contents


                                                                            Page

Organization of the Trust................................................     2
Eligible Investors.......................................................     2
Investment Policies and Strategies.......................................     2
Equity...................................................................     3
Sector...................................................................     4
Income...................................................................     5
Risk Factors Investments and Techniques..................................     6
Investment Restrictions..................................................    24
Those Responsible for Management.........................................    26
Investment Advisory and Other Services...................................    33
Distribution Contracts...................................................    37
Net Asset Value..........................................................    37
Special Redemptions......................................................    38
Description of the Trust's Shares........................................    38
Dividends................................................................    40
Tax Status...............................................................    40
Calculation of Performance...............................................    43
Brokerage Allocation.....................................................    45
Shareholder Servicing Agent..............................................    48
Custody of Portfolio.....................................................    48
Independent Auditors ....................................................    48
Appendix - Description of Bond Ratings...................................   A-1
Financial Statements.....................................................   F-1

ORGANIZATION OF THE TRUST

John Hancock Declaration Trust (the "Trust") is an open-end investment management company organized in 1995 as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust currently has five series of shares designated as: John Hancock V.A. Financial Industries Fund ("Financial Industries Fund"); John Hancock V.A. Technology Fund ("Technology Fund"); John Hancock V.A. Relative Value Fund ("Relative Value Fund") (formerly John Hancock V.A. Large Cap Value Fund and before that, John Hancock V.A. Growth and Income
Fund); John Hancock V.A. Sovereign Investors Fund ("Sovereign Investors Fund") and V.A. Strategic Income Fund ("Strategic Income Fund").

The investment adviser of each Fund is John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company); (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

The Technology Fund's Sub-adviser is American Fund Advisors, Inc. ("AFA"). AFA is referred to herein as the "Sub-adviser." AFA is responsible for providing investment advice to the Technology Fund, subject to the review of the trustees and overall supervision of the Adviser.

ELIGIBLE INVESTORS

The following information supplements the discussion of each Fund's investment objective and policies discussed in the Prospectuses. The Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts of various insurance companies. Participating insurance companies are the owners of shares of beneficial interest in each Fund of the Trust. In accordance with any limitations set forth in their Variable Contracts, contract holders may direct, through their participating insurance companies, the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's participating insurance company's separate account as the owner of the Fund's shares. The rights of participating insurance companies as owners of shares of a Fund are different from the rights of contract holders under their Variable Contracts. The term "shareholder" in this Statement of Additional Information refers only to participating insurance companies, and not to contract holders.

INVESTMENT POLICIES AND STRATEGIES

Each Fund has its own distinct investment objective and policies. In striving to meet its objective, each Fund will face the challenges of changing business, economic and market conditions. There is no assurance that the Funds will achieve their investment objectives. The following information supplements the discussion of each Fund's investment objective and policies as discussed in the prospectuses.

Each Fund has adopted investment restrictions detailed in the "Investment Restrictions" section of this Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and non-fundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, investors should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

EQUITY

Relative Value Fund

The RELATIVE VALUE FUND seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in a diversified portfolio of stocks.


In selecting equity securities for the Fund, the portfolio manager emphasizes a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations, or mergers. The manager also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.


The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity. The Fund may invest up to 15% of its net assets in junk bonds, including convertible securities, that may be rated as low as CC by S&P, Ca by Moody's or their unrated equivalents. The Fund may also invest up to 25% of its total assets in foreign securities (35% during adverse U.S. market conditions).

Sovereign Investors Fund

The SOVEREIGN INVESTORS FUND seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the Fund typically invests most of its assets in a diversified portfolio of stocks. Under normal conditions, at least 80% of the Fund's stock investments are in companies within the capitalization range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.

While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund currently uses a strategy of investing at least 65% of stock investments in companies which have a record of having increased their dividend payout in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or fixed income securities. The amount of the Fund's assets that may be invested in either equity or fixed income securities is not restricted and is based upon the judgement of the management team of what might best achieve the Fund's investment objective.

The Fund's portfolio securities are selected mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution or mix of various types of investments is based on general market conditions, the level of interest rates, business and economic conditions, and the availability of investments in the equity and fixed income markets.

The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities). Under normal conditions, the Fund may not invest more than 10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

SECTOR

Financial Industries Fund

The FINANCIAL INDUSTRIES FUND seeks capital appreciation. Under ordinary circumstances, the Fund will invest at least 80% of its Assets in equity securities of financial services companies.

With respect to the Fund's investment policy of investing at least 80% of its Assets in financial services companies, "Assets" is defined as net assets plus the amount of any borrowing for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial holding companies; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers use a strategy of investing in financial services companies that are currently undervalued, appear to be positioned for a merger, or are in a position to benefit from regulatory changes. This strategy can be changed at any time. For a description of the investment characteristics of the Financial Industries, see "Financial Industries."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities, rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest up to 80% of its Assets in investment-grade short-term securities.

Technology Fund

The TECHNOLOGY FUND seeks long-term growth of capital. The Fund invests principally in equity securities of companies that rely extensively on technology in their product development or operations. Under ordinary circumstances, at least 80% of the Fund's Assets are invested in securities of technology companies as noted above. The Fund's portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.

With respect to the Fund's investment policy of investing at least 80% of its Assets in companies that rely extensively on technology in their product development or operations, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware (including internet-related technology), semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval, biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, technology. For a description of the investment characteristics of the technology industry, see "Technology-Intensive Companies."

The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Ca or higher be Moody's Investors Service, Inc. ("Moody's") or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser.

In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash and cash equivalents.

INCOME

Strategic Income Fund

The STRATEGIC INCOME FUND seeks a high level of current income. In pursuing this goal, the Fund invests primarily in the following categories of securities: foreign government and foreign corporate securities from developed and emerging countries, U.S. Government and agency securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. Under normal circumstances, the Fund's assets are invested in each of the foregoing three categories. However, from time to time the Fund may invest up to 100% of its total assets in any one category. The Fund may invest up to 10% of its net assets in common stocks and similar equity securities of U.S. and foreign companies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. The fixed income securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, multiple class passthrough securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Variable and floating rate instruments, mortgage-backed securities and asset-backed securities are derivative instruments that derive their value from an underlying security. Derivative securities are subject to additional risks. See "Risks Associated With Specific Types of Derivative Debt Securities."

The Fund generally intends to keep its average credit quality in the investment grade range. However, the Fund may invest up to 100% of total assets in fixed income securities rated below Baa by Moody's or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca or CC, which may indicate that the obligations are highly speculative and in default. Fixed income securities rated below Baa or BBB are commonly called "junk bonds." See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

RISK FACTORS, INVESTMENTS AND TECHNIQUES

Financial Industries. Since Financial Industries Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, recent legislation removing traditional barriers between banking and investment banking activities will allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Securities & Emerging Countries."

Technology-Intensive Companies. Since the Technology Fund's investments will be concentrated in technology-intensive companies, it will be subject to risks in addition to those that apply to the general equity and debt markets. Securities prices of technology-intensive companies have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund's performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.

Smaller Capitalization Companies. Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund (other than Financial

Industries Fund and Technology Fund) will diversify its investments in common stocks of companies in a number of industry groups. Common stocks have the potential to outperform fixed income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Fixed Income Securities. Fixed income investments of each Fund may include bonds, notes, preferred stock and convertible fixed income securities issued by U.S. corporations or the U.S. Government and its political subdivisions.

Fixed income securities of corporate and governmental issuers are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Debt securities will be selected based upon credit risk analysis of issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available from a particular issuer as well as analysis of the anticipated volatility and liquidity of the fixed income instruments. The longer a Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in rates will generally decrease the value of the Fund's securities, while a decline in interest rates will generally increase their value.

Preferred Stocks. Each Fund may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. Each Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which these securities are convertible depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent of such risk reduction depends upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser or Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

Foreign Securities and Emerging Countries. Each Fund (other than Sovereign Investors Fund) may invest in U.S. Dollar and foreign denominated securities of foreign issuers. The Sovereign Investors Fund may only invest in U.S. dollar denominated securities including those of foreign issuers which are traded on a U.S. Exchange. The Technology Fund and Strategic Income Fund may also invest securities of foreign issuers located in countries with emerging economies or securities markets.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and

(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist. Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries. Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds (other than Sovereign Investors Fund) may invest a portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from stock or securities of foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Foreign Currency Transactions. Each Fund (other than Sovereign Investors Fund) may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

Each Fund (other than Sovereign Investors Fund) may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. The Adviser or Sub-adviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.

Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period, as well as the expense of enforcing its rights. A Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund would exceed 15% of the Fund's net assets.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of highly liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. Sovereign Investors Fund may purchase and write (sell) call and put options on any index based on securities in which it may invest. Each other Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. Each Fund, other than Sovereign Investors Fund, may also write and purchase options to enhance total return.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. Sovereign Investors Fund may purchase and sell futures contracts on any index based on securities in which it may invest for hedging or other non-speculative purposes. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each other Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on Sovereign Investors Fund, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. Each Fund may purchase and write options on the futures contracts described above for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Sovereign Investors Fund may engage in futures and related options transactions for hedging or other non-speculative purposes. Each other Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Rights and Warrants. Each Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of Fund's assets as compared with investing the same amount in the underlying stock.

Government Securities. Each Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Swaps, Caps, Floors and Collars. As one way of managing exposure to different types of investments, Strategic Income Fund may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. Strategic Income Fund may also enter into currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to the risk of a counterparty's failure to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain in a segregated account or liquid debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Participation Interests. The Technology Fund and Strategic Income Fund may invest in participation interests. Participation interests, which may take the form of interests in or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. A Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities. The Technology Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Strategic Income Fund and Technology Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Funds' investments in pay-in-kind, delayed and zero coupon bonds may require a Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Structured or Hybrid Notes. The Strategic Income Fund, and Technology Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Custodial Receipts. Each Fund may acquire custodial receipts with respect to U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Bank and Corporate Obligations. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. Dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Mortgage-Backed Securities. Each Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private issuers. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass- through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), invests in certain mortgages primarily secured by interests in real property and other permitted investments and issues "regular" and "residual" interests. The Funds do not intend to acquire REMIC residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Asset-Backed Securities. The Strategic Income Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to Mortgage-Backed Securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Risks Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction, rather than inversely to, a referenced interest rate ("super floaters"), other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Brady Bonds. The Strategic Income Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service ("Fitch") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's, S&P and Fitch and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund (other than Sovereign Investors Fund), but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's or Sub-adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

Lower Rated High Yield/High Risk Debt Obligations. Strategic Income Fund, Financial Industries Fund, Relative Value Fund, Sovereign Investors Fund, and Technology Fund may invest in high yield/high risk, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's or below BBB by S&P).

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

See the Appendix to this Statement of Additional Information which describes the characteristics of corporate bonds in the various rating categories. These Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield/high risk bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield/high risk bonds. In addition, a Fund's investments in high yield/high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers

Each Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.

Lending of Securities. Each Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Funds not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short Sales. Financial Industries Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. Each Fund (except for Sovereign Investors Fund and Technology Fund) may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, a Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends a Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when- issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Relative Value Fund, Technology Fund, and Strategic Income Fund engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

The remaining Funds do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities when the Adviser or Sub-adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or in general market conditions.

The portfolio turnover rate for each Fund is shown in the section captioned "Financial Highlights" in the prospectuses. A high rate of portfolio turnover (100% or greater) involves corresponding higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for Federal income tax purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions which will not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this Statement of Additional Information, a "majority of the outstanding voting securities" means approval by the lesser of
(1) the holders of 67% or more of the Fund represented at a meeting if the more than 50% of the Fund's outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares.

         Each Fund may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies within the meaning of paragraph 6 below, are not deemed to be senior securities.

         2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and short sales, transactions in futures contracts and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. The Financial Industries Fund will ordinarily invest more than 25% of its assets in the financial services sector. The Technology Fund will ordinarily invest more than 25% of its total assets in the technology industry. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         8. For each Fund, with respect to 75% of total assets [see non-fundamental investment restriction (f)], purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

         Each Fund may not:

         (a) Purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities. The Sovereign Investors Fund and Technology Fund may not make short sales.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act and privately issued stripped mortgage-backed securities. The adviser will determine on a case by case basis whether a particular OTC option is illiquid.

         (d) Invest for the purpose of exercising control over or management of any company.

         In addition:

         (e) Under normal conditions, Sovereign Investors Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

         (f) Sovereign Investors Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time on investment is made, a later change in percentage resulting from changes in the value of each Fund's assets will not be considered a violation of the restriction.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


If allowed by its other investment policies and restrictions, each Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- -------------- -------------------------------------------- ----------------


                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------- ----------------
Independent Trustees

---------------------------- ------------- -------------- -------------------------------------------- ----------------
Dennis S. Aronowitz          Trustee        *1998         Professor of Law, Emeritus, Boston           31
Born:  1931                                  1996         University School of Law (as of 1996);
                                             1997         Director, Brookline Bancorp.
                                             2000
                                             1996
---------------------------- ------------- -------------- -------------------------------------------- ----------------
Richard P. Chapman, Jr.      Trustee        *1998         Chairman, President and Chief Executive      31
Born:  1935                                  1996         Officer, Brookline Bancorp. (lending)
                                             1997         (since 1972); Trustee, Northeastern
                                             2000         University (education); Chairman and
                                             1996         Director, Lumber Insurance Co. (insurance)
                                                          (until 2000); Chairman and Director,
                                                          Northeast Retirement Services, Inc.
                                                          (retirement administration) (since 1998).

---------------------------- ------------- -------------- -------------------------------------------- ----------------
William J. Cosgrove          Trustee        *1998         Vice President, Senior Banker and Senior     31
Born:  1933                                  1996         Credit Officer, Citibank, N.A. (retired
                                             1997         1991); Executive Vice President, Citadel
                                             2000         Group Representatives, Inc.;  Director,
                                             1996         Hudson City Bancorp; Trustee, Scholarship
                                                          Fund for Inner City Children (since 1986).

---------------------------- ------------- -------------- -------------------------------------------- ----------------
Richard A. Farrell           Trustee        *1998         President, Farrell, Healer & Co., Inc.,      31
Born:  1932                                  1996         (venture capital management firm)(since
                                             1997         1980) and General Partner of the Venture
                                             2000         Capital Fund of NE (since 1980);  Prior to
                                             1996         1980, headed the venture capital group at
                                                          Bank of Boston Corporation.

---------------------------- ------------- -------------- -------------------------------------------- ----------------
 *  Relative Value, Sovereign Investors, Financial Industries, Technology and
    Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       27




---------------------------- ------------- -------------- -------------------------------------------- ----------------


                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Gail D. Fosler               Trustee        *1998         Senior Vice President and Chief Economist, The     31
Born:  1947                                  1996         Conference Board (non-profit economic and
                                             1997         business research)(since 1989); Director, Unisys
                                             2000         Corp. (since 1993); Director, H.B. Fuller
                                             1996         Company (since 1992) and DBS Holdings
                                                          (Singapore) (banking  and financial
                                                          services)(since 1999); Director, National
                                                          Bureau of Economic Research
                                                          (academic)(since 1989); Director,
                                                          Baxter International (medical health care)
                                                          (since 2001).
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
William F. Glavin            Trustee        *1998         President Emeritus, Babson College (as of 1998);   31
Born:  1932                                  1996         Vice Chairman, Xerox Corporation (until 1989);
                                             1997         Director, Reebok, Inc. (since 1994) and Inco Ltd.
                                             2000
                                             1996
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
John A. Moore                Trustee        *1998         President and Chief Executive Officer, Institute   37
Born:  1939                                  1996         for Evaluating Health Risks, (nonprofit
                                             1997         institution) (until 2001); Senior Scientist,
                                             2000         Sciences International (health research)(since
                                             1996         1998); Principal, Hollyhouse (consulting)(since
                                                          2000); Director, CIIT(nonprofit research) (since
                                                          2002).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Patti McGill Peterson        Trustee        *1998         Executive Director, Council for International      37
Born:  1943                                  1996         Exchange of Scholars (since 1998); Vice
                                             1997         President, Institute of International Education
                                             2000         (since 1998); Senior Fellow, Cornell Institute
                                             1996         of Public Affairs, Cornell University (until
                                                          1997); President Emerita of Wells College and
                                                          St. Lawrence University; Director, Niagara
                                                          Mohawk Power Corporation (electric utility).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
John W. Pratt                Trustee        *1998         Professor of Business Administration Emeritus,     31
Born:  1931                                  1996         Harvard University Graduate School of Business
                                             1997         Administration (as of 1998).
                                             2000
                                             1996

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
 *  Relative Value, Sovereign Investors, Financial Industries, Technology and
    Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       28




---------------------------- ------------- -------------- -------------------------------------------- ----------------


                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
Interested Trustees
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
John M. DeCiccio (3)         Trustee        *2001         Executive Vice President and Chief Investment    59
Born:  1948                                  2001         Officer, John Hancock Financial Services,
                                             2001         Inc.; Director, Executive Vice President and
                                             2001         Chief Investment Officer, John Hancock Life
                                             2001         Insurance Company; Chairman of the Committee
                                                          of Finance of John Hancock Life Insurance
                                                          Company; Director, John Hancock
                                                          Subsidiaries, LLC, Hancock Natural
                                                          Resource Group, Independence
                                                          Investment LLC, Independence Fixed
                                                          Income LLC, John Hancock Advisers, LLC
                                                          (the "Adviser") and The Berkeley Financial
                                                          Group, LLC ("The Berkeley Group"), John
                                                          Hancock Funds, LLC ("John Hancock
                                                          Funds"), Massachusetts Business Development
                                                          Corporation; Director, John Hancock Insurance
                                                          Agency, Inc. ("Insurance Agency,
                                                          Inc.") (until 1999) and John Hancock
                                                          Signature Services, Inc. ("Signature
                                                          Services") (until 1997).

---------------------------- ------------- -------------- ------------------------------------------------ --------------------
Maureen R. Ford (3)          Trustee,       *2000         Executive Vice President, John Hancock           59
Born:  1955                  Chairman,       2000         Financial Services, Inc., John Hancock Life
                             President       2000         Insurance Company; Chairman, Director,
                             and Chief       2000         President and Chief Executive Officer, the
                             Executive       2000         Advisers and The Berkeley Group; Chairman,
                             Officer                      Director and Chief Executive Officer, John
                                                          Hancock Funds, Chairman, Director and
                                                          President, Insurance Agency, Inc.; Chairman,
                                                          Director and Chief Executive Officer,
                                                          Sovereign Asset Management Corporation
                                                          ("SAMCorp."); Director, Independence
                                                          Investment LLC, Independence Fixed Income LLC
                                                          and Signature Services; Senior Vice President,
                                                          MassMutual Insurance Co. (until 1999); Senior
                                                          Vice President, Connecticut Mutual Insurance
                                                          Co. (until 1996).
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
 *  Relative Value, Sovereign Investors, Financial Industries, Technology and
    Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.




                                       29




---------------------------- ------------- -------------- -------------------------------------------- ----------------


                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
--------------------------- -------------- -------------- -------------------------------------------- -----------------
Principal Officers who
are not Trustees
--------------------------- -------------- -------------- -------------------------------------------- -----------------
William L. Braman           Executive       *2000         Executive Vice President and Chief           N/A
Born:  1953                 Vice             2000         Investment Officer, the Adviser and each
                            President        2000         of the John Hancock funds; Director,
                            and Chief        2000         SAMCorp., Executive Vice President and
                            Investment       2000         Chief Investment Officer, Barring Asset
                            Officer                       Management, London U.K. (until 2000).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Richard A. Brown            Senior Vice     *2000         Senior Vice President, Chief Financial       N/A
Born:  1949                 President        2000         Officer and Treasurer, the Adviser, John
                            and Chief        2000         Hancock Funds, and The Berkeley Group;
                            Financial        2000         Second Vice President and Senior Associate
                            Officer          2000         Controller, Corporate Tax Department, John
                                                          Hancock Financial Services, Inc. (until
                                                          2001).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Thomas H. Connors           Vice            *1998         Vice President and Compliance Officer, the   N/A
Born:  1959                 President        1996         Adviser and each of the John Hancock
                            and              1997         funds; Vice President, John Hancock Funds.
                            Compliance       2000
                            Officer          1996

--------------------------- -------------- -------------- -------------------------------------------- -----------------
William H. King             Vice            *2001         Vice President and Assistant Treasurer,      N/A
Born:  1952                 President        1996         the Adviser; Vice President and Treasurer
                            and Treasurer    1997         of each of the John Hancock funds;
                                             2000         Assistant Treasurer of each of the John
                                             1996         Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Susan S. Newton             Senior Vice     *1998         Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,       1996         Legal Officer, SAMCorp., the Adviser and
                            Secretary        1997         each of the John Hancock funds, John
                            and Chief        2000         Hancock Funds and The Berkeley Group; Vice
                            Legal Officer    1996         President, Signature Services (until
                                                          2000), Director, Senior Vice President and
                                                          Secretary, NM Capital.
--------------------------- -------------- -------------- -------------------------------------------- -----------------
 *  Relative Value, Sovereign Investors, Financial Industries, Technology and
    Strategic Income Funds, respectively.


(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.


(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.

The Funds' Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees who are not "interested persons". The Audit Committee members are Messrs. Moore, Farrell and Ms. Fosler. The Audit Committee recommends to the full board auditors for each Fund, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended December 31, 2001.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Funds. The Administration Committee held four meetings during the fiscal year ended December 31, 2001.

The Contracts/Operations Committee members are Messrs. Chapman, Cosgrove and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended December 31, 2001.

The Investment Performance Committee consists of Messrs. Aronowitz, Glavin and Ms. Peterson. The Investment Performance Committee monitors and analyzes the performance of each Fund generally, consults with the adviser as necessary if a Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended December 31, 2001.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.


Certain members of the Board of Trustees may own either variable annuity contracts or variable life insurance contracts that are supported by one of the insurance company separate accounts and, in that sense, have an interest in shares of the Funds. The following table provides a dollar range indicating each Trustee's ownership of shares in the Funds, as well as aggregate holdings of shares of all John Hancock funds overseen by the Trustees, as of December 31, 2001.

--------------------------------------------------------------------------------
                                                       Aggregate Dollar Range
                              Dollar Range  of         of holdings in
                              Shares In The Funds      John Hancock funds
Name of Trustee               Owned by Trustee         overseen by Trustee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
Dennis S. Aronowitz           None                     $50,001-$100,000
--------------------------------------------------------------------------------
Richard P. Chapman, Jr.       None                     Over $100,000
--------------------------------------------------------------------------------
William J. Cosgrove           None                     Over $100,000
--------------------------------------------------------------------------------
Richard A. Farrell            None                     Over $100,000
--------------------------------------------------------------------------------
Gail D. Fosler                None                     $10,001-$50,000
--------------------------------------------------------------------------------
William F. Glavin             None                     $10,001-$50,000
--------------------------------------------------------------------------------
Dr. John A. Moore             None                     Over $100,000
--------------------------------------------------------------------------------
Patti McGill Peterson         None                     Over $100,000
--------------------------------------------------------------------------------
John W. Pratt                 None                     Over $100,000
--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio              None                     Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford               None                     Over $100,000
--------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Glavin, and none and over $100,000 for Mr. Moore.


The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.



                            Aggregate             Total Compensation From the
                            Compensation          Fund and John Hancock Fund
Independent Trustees        from the Funds (1)    Complex to Trustees (2)
--------------------        ------------------    -----------------------

Dennis J. Aronowitz               $ 1,300               $  75,000
Richard P. Chapman*                 1,363                  78,100
William J. Cosgrove*                1,239                  72,000
Leland O. Erdahl+                     294                  18,000
Richard A. Farrell                  1,239                  72,000
Gail D. Fosler                      1,301                  75,000
William F. Glavin*                  1,239                  72,000
Dr. John A. Moore*                  1,302                  75,100
Patti McGill Peterson               1,239                  72,000
John Pratt                          1,239                  72,000
                                 --------               ---------
Total                             $11,755                $681,200

(1) Compensation is for the current fiscal year ending December 31, 2001, and includes any deferred compensation.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-six funds in the John Hancock Fund Complex , with Mr. Moore and Ms. Peterson serving on thirty-six funds and each other Independent Trustees serving on thirty funds.

+As of February 28, 2001, Mr. Erdahl resigned as Trustee of the Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $71,309, Mr. Cosgrove was $207,842, Mr. Glavin was $280,742 and for Dr. Moore was $238,982 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of April 10, 2002, all shares were held by the Life Co. and the Variable Life Co.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $28 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' shareholders. Pursuant to the Advisory Agreements, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds' plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to Technology Fund, the Adviser has entered into a Sub-advisory agreement with American Fund Advisors, Inc. ("AFA"). AFA is located at 1415 Kellum Place, Suite 205 Garden City, New York 11530 and was incorporated under the laws of New York in 1978. AFA, subject to the supervision of the Adviser, manages the Technology Fund's investments. AFA also provides investment advisory and management services to individual and institutional clients.

Under the Sub-advisory agreement, the Sub-adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Technology Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

As provided by the Advisory Agreements, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears and is equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value.

---------------------------------------------------------------------
Technology Fund                           0.80%
---------------------------------------------------------------------
Financial Industries Fund                 0.80%
---------------------------------------------------------------------
Relative Value Fund                       0.60%
---------------------------------------------------------------------
Sovereign Investors Fund                  0.60%
---------------------------------------------------------------------
Strategic Income Fund                     0.60%
---------------------------------------------------------------------

With respect to Technology Fund, the Adviser (not the Fund) pays a sub-advisory fee to AFA equal to 0.10% of the Technology Fund's average daily net assets.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-adviser for a Fund or for other funds or clients for which the Adviser or Sub-adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, and, where applicable, Sub-advisory agreement, neither the Adviser nor any Sub-adviser is liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or any Sub-adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under the Advisory Agreements, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the applicable advisory agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's advisory agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name John Hancock or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

For the fiscal years ended December 31, 1999, 2000 and 2001, the Adviser's management fee for each Fund is listed below.



                                          1999                            2000                               2001
                                     Management Fee                  Management Fee                     Management Fee
           Funds                received by the Adviser          received by the Adviser           received by the Adviser
           -----                -----------------------          -----------------------           -----------------------

Technology                               $ ----                          $33,261                           $141,663
Financial Industries                    398,471                          434,813                           $592,963
Relative Value                          147,515                          257,116                           $283,176
Sovereign Investors                     248,937                          295,467                           $375,151
Strategic Income                        117,404                          165,020                           $298,966

Board Review of Investment Advisory Agreements Each Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser (and Sub-adviser with respect to Technology Fund) and determining whether to approve and renew the Fund's Advisory Agreement (and Sub-advisory Agreement for Technology Fund). The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser and Sub-adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. Each Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract or sub-advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser and Sub-adviser; (2) the investment performance of the Fund's assets managed by the Adviser or Sub-adviser; (3) the fair market value of the services provided by the Adviser or Sub-adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the Adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

Financial Industries Fund: The primary factors underlying the Board's decision to renew the Financial Industries Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product specialty and miscellaneous funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Relative Value Fund: The primary factors underlying the Board's decision to renew the Relative Value Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product growth and income funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Sovereign Investors Fund: The primary factors underlying the Board's decision to renew the Sovereign Investors Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product equity income funds and balanced funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Strategic Income Fund: The primary factors underlying the Board's decision to renew the Strategic Income Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product general bond funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Technology Fund: The primary factors underlying the Board's decision to renew the Technology Fund's Advisory Agreement and Sub-Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's and Sub-adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance specialty and miscellaneous funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.

o The Board evaluated the Adviser's and Sub-adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreements with the Adviser and Sub-adviser.

Each Advisory Agreement, Sub-advisory agreement and Distribution Agreement will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the affected Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the Adviser the following amounts under this Agreement.

--------------------------------------------------------------------------------
Funds                          1999              2000                 2001
--------------------------------------------------------------------------------
Technology                     $    ----         $   810+             $  3,619
--------------------------------------------------------------------------------
Financial Industries              8,707           10,269                15,125
--------------------------------------------------------------------------------
Relative Value                    4,476            8,056                 9,669
--------------------------------------------------------------------------------
Sovereign Investors               7,445            9,273                12,758
--------------------------------------------------------------------------------
Strategic Income                  3,504            5,193               10,237
--------------------------------------------------------------------------------

+From commencement of operations on May 1, 2000.

Personnel of the Adviser and their affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the adviser(s), the principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

Distribution Agreement. John Hancock Funds, a wholly owned subsidiary of the Adviser, serves as the principal underwriter for the Trust in connection with the continuous offering of the shares of the Funds. John Hancock Funds has the exclusive right, pursuant to the Distribution Agreement, to purchase shares from the Funds at net asset value for resale to the separate accounts of insurance companies at the public offering price.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Funds' shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt instruments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of any security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the Funds' custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purpose of making such payment at the same value as used in determining net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares solely for cash, except to the extent that redemption payments during any 90-day period for any one account, would exceed the lesser of $250,000 or 1% of the net asset value.

DESCRIPTION OF THE TRUST'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectuses describing the Variable Contract.

Unless otherwise required by the 1940 Act or the Declaration of Trust, each Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds' assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Funds shall be liable for the liabilities of any other series. Furthermore, no fund included in the Funds' Prospectuses shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Funds would be unable to meet their obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify John Hancock Servicing Center of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S., except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

DIVIDENDS

Dividends from net investment income are declared and paid as follows:

FUND                                   DECLARED                   PAID
----                                   --------                   ----
Technology Fund                        Annually                   Annually
Financial Industries Fund              Annually                   Annually
Relative Value Fund                    Annually                   Annually
Sovereign Investors Fund               Quarterly                  Quarterly
Strategic Income Fund                  Daily                      Monthly

Capital gains distributions are generally declared annually. Dividends are automatically reinvested in additional shares of the Funds.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has elected or intends to elect to be treated, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distributes to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversifies its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectuses, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

For Federal income tax purposes, each Fund is generally permitted to carry forward a net realized capital loss in any year to offset its own net realized capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. As of December 31, 2001, the following Funds had capital loss carryforwards:


--------------------------------------------------------------------------------
                          2006           2007           2008           2009
--------------------------------------------------------------------------------
Technology               $     0        $      0      $   14,000      $3,708,037
--------------------------------------------------------------------------------
Financial Industries           0               0         760,639               0
--------------------------------------------------------------------------------
Relative Value                 0               0               0               0
--------------------------------------------------------------------------------
Sovereign Investors      157,877         101,159       1,206,695       3,153,775
--------------------------------------------------------------------------------
Strategic Income           4,130         136,493       1,506,009       1,757,056
--------------------------------------------------------------------------------

Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as Relative Value Fund, Sovereign Investors Fund, Strategic Income Fund, Technology Fund and Financial Industries Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income tax.

Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the 30-day period ended December 31, 2001, the annualized yield was:

Strategic Income Fund        6.45%

Yield. The yield of each Fund is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period and annualizing the result.

While this is the standard accounting method for calculating yield, it does not reflect the Fund's actual bookkeeping; as a result, the income reported or paid by the Fund may be different. The Fund's yield is computed according to the following standard formula:

according to the following standard formula:

                                                6
                   Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                  -------
                                    cd
Where:

          a =      dividends and interest earned during the period.
          b =      net expenses accrued during the period.
          c =      the average daily number of fund shares outstanding
                   during the period that would be entitled to receive
                   dividends.
          d =      the net asset value per share on the last day of the period.

If the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Total Return. Each Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula.

The average annual total return for each Fund for the 1 year period ended December 31, 2001, the 5 year period for Sovereign Investors Fund and Strategic Income Fund and since the commencement of operations for each Fund through December 31, 2001 is as follows:


                                                               Commencement of
                     1 year period ended  5 year period ended   Operations to
Funds                 December 31, 2001    December 31, 2001  December 31, 2001*
-----                 -----------------    -----------------  ------------------
Technology Fund            -44.06%                 --%              -41.33%
Financial Industries       -17.51%               2.02%                9.94%
Relative Value              -2.81%                 --%               15.24%
Sovereign Investors         -5.56%               7.99%                9.06%
Strategic Income             4.58%               5.44%                6.32%

* Financial Industries Fund commenced operations on April 30, 1997. Relative Value Fund commenced operations on January 6, 1998. Technology Fund commenced operations on May 2, 2000. Each of the other funds commenced operations on August 29, 1996.

     n _____
T = \ /ERV/P - 1

         P =      a hypothetical initial payment of $1,000.
         T =      average annual total return.
         n =      number of years.
       ERV =      ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, Sub-adviser (if applicable) pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser or Sub-adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

Purchases of securities for the Strategic Income Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or Sub-adviser (if applicable), and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended December 31, 2001, Relative Value, Sovereign Investors and Financial Industries paid no commissions to compensate brokers for research services, but Strategic Income and Technology paid commissions of $7,691 and $306, respectively.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, in connection with the Subadviser (if applicable), will be primarily responsible for the allocation of each Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following negotiated brokerage commission:

--------------------------------------------------------------------------------
                         1999 Broker        2000 Broker      2001 Broker
Funds                    Commissions        Commissions      Commissions
--------------------------------------------------------------------------------
Financial Industries       $107,541            $16,755          $175,195
--------------------------------------------------------------------------------
Relative Value              113,466             49,360           115,065
--------------------------------------------------------------------------------
Sovereign Investors          38,021             49,746            74,926
--------------------------------------------------------------------------------
Strategic Income                 12                120               498
--------------------------------------------------------------------------------
Technology                        0             10,693            21,527
--------------------------------------------------------------------------------

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ending December 31, 1999, 2000 and 2001, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Annuity Servicing Office, 529 Main Street, (X-4) Charlestown, MA 02129, a division of the Life Company, is the shareholder servicing agent for the Funds. Currently, the Funds pay no fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between each Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street Boston, Massachusetts 02116, is the independent auditor of the Trust. The financial statements of the Funds have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an active or implied 'CCC-' debt rating. The 'C' debt rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

FITCH INVESTORS SERVICE ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issuers rated A have the greatest capacity for a timely payment and the designation 1,2 and 3 indicates the relative degree of safety. Issues rated "A-1=" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (=) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

ANNUAL
REPORT

John Hancock
Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



TABLE OF
CONTENTS

SECTOR FUND

V.A. Financial Industries Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             7
Auditors' Opinion                               12
Trustees & Officers                             13

EQUITY FUNDS

V.A. Relative Value Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             8
Auditors' Opinion                               13
Trustees & Officers                             14

V.A. Sovereign Investors Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             7
Auditors' Opinion                               12
Trustees & Officers                             13

INCOME FUND

V.A. Strategic Income Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                            11
Auditors' Opinion                               17
Trustees & Officers                             18






ANNUAL
REPORT

John Hancock

V.A. Financial Industries Fund

A series of John Hancock Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 7

Auditors' Opinion
page 12

Trustees & Officers
page 13



BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock V.A. Financial Industries Fund

MANAGERS'
REPORT

[Photos of Jim Schmidt and Tom Goggins.]

The stock market declined broadly during 2002. A combination of negative factors worked on investors, from accounting and other corporate scandals to growing fears of terrorism and war. Perhaps most important, the economy's rebound from recession stalled and corporate profits remained weak. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -22.09% for the year ended
December 31, 2002.

Financial stocks continued to outperform the broad market, due largely to the strong performance of small and midsize bank stocks. They were bolstered by falling interest rates, solid earnings growth and little exposure to the problem areas that hurt the larger banks -- syndicated loans, capital markets activity and involvement with struggling Latin American countries. On the other hand, financial companies with exposure to the difficult stock market were hammered, from insurance companies to brokerage firms and money-center and trust banks. In the summer, several headline earnings misses, along with congressional testimony by Citigroup and J.P. Morgan Chase regarding their Enron connections, also soured investors on the sector despite good earnings news overall.

FUND PERFORMANCE REVIEW

For the year ended December 31, 2002, John Hancock V.A. Financial Industries Fund posted a total return of -19.46% at net asset value, compared with the -10.87% return for the average open-end financial services fund and the -30.90% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc.

Although the Fund outperformed the broad market, it lagged the Lipper group of financial services funds because it had more of an emphasis on large-cap and growth-oriented financial companies during a time when small and value-oriented stocks did better. Several of these large companies were penalized by a heightened skepticism, in the face of several accounting scandals, surrounding any large company with complex financial statements. These included insurance giant American International Group (AIG), government-sponsored mortgage lenders Fannie Mae and Freddie Mac and money-center bank Citigroup. Citigroup and J.P. Morgan Chase were also hurt by regulatory scrutiny.

LARGE BANK STAKE HELPS

Our 49% stake in banks served us well during the year, as investors sought safety in companies with solid balance sheets and steady growth. Traditional retail banks, which tend to struggle in a weak economy, were shining lights. Asset quality was relatively good and there was a surprising growth in core deposits, as retail customers became increasingly wary of the market and more comfortable choosing the low-returning, but safe, bank savings products. As a result these banks posted double-digit earnings growth and outperformed larger banks by avoiding their market-related pitfalls. They were also our biggest contributors to performance, including Wells Fargo, Bank of America, BB&T and Wachovia.

[Table at bottom right hand column entitled "Top five stock holdings." The first listing is Fifth Third Bancorp 7.4%, the second is Wells Fargo 7.3%, the third Bank of America 7.0%, the fourth Fannie Mae 5.7% and the fifth Citigroup 5.3%. A note below the table reads "As a percentage of net assets on 12-31-02."]

INSURANCE FOCUS ON P&C'S

Throughout the year we kept the Fund's insurance exposure focused on property and casualty companies, and insurance brokers such as Marsh & McLennan and Willis Group Holdings, to take advantage of the strong pricing cycle currently playing out. However, we became increasingly selective, avoiding companies with "legacy issues" such as asbestos claims, and focusing on companies with pristine balance sheets and solid credit ratings.

CONSUMER LENDERS, BROKERS

The Fund's biggest detractor, which we sold, was subprime lender Household International, which came under scrutiny from regulators concerned about practices that might take advantage of less creditworthy consumers. On the other hand, consumer finance companies such as American Express that deal mainly with higher credit quality borrowers benefited from consumers' continued spending in a low interest-rate and relatively low unemployment environment.

Brokers and investment bankers were a disappointment for the most part, since the stagnant economy and fallout from Enron and WorldCom prevented an upsurge in the issuance of secondary equities that we had expected so corporations could reliquify their balance sheets. The Fund's holdings in Goldman Sachs and Merrill Lynch held us back.

A LOOK AHEAD

We continue to be optimistic about the prospects for financial stocks, although we think that we may be at an inflection point with respect to which sectors will be the best performers. The wind has been at the backs of many of the smaller banks as deposits have flowed in and interest margins have widened. The upcoming year could prove more rewarding for companies that can benefit from an improving economy. This includes not only stock market-related companies such as securities brokers and asset managers, but also commercial banks that have experienced credit problems or derive substantial revenue from capital market activities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.


A LOOK AT
PERFORMANCE

For the period ended 12-31-02

Cumulative total returns
One year                       -19.46%
Five years                      -7.16%
Since inception (4-30-97)       25.38%

Average annual total returns
One year                       -19.46%
Five years                      -1.48%
Since inception (4-30-97)        4.07%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.


GROWTH OF
$10,000

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes:

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Standard & Poor's Financial Index, a capital ization-weighted index designed to measure the financial sector of the S&P 500

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund 4-30-97 - 12-31-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's Financial Index and is equal to $14,985 as of December 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $12,538 as of December 31, 2002. The third line represents the Standard & Poor's 500 Index and is equal to $11,904 as of December 31, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 12-31-02

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 96.95%                                                                                      $55,622,623
(Cost $63,132,328)

Banks -- Midwest 7.38%                                                                                     $4,235,624
 72,342   Fifth Third Bancorp                                                                               4,235,624

Banks -- Money Center 13.13%                                                                                7,535,525
 57,500   Bank of America Corp.                                                                             4,000,275
 87,000   Citigroup, Inc.                                                                                   3,061,530
 13,000   Wachovia Corp.                                                                                      473,720

Banks -- Northeast 4.66%                                                                                    2,673,525
  1,500   M&T Bank Corp.                                                                                      119,025
 65,500   State Street Corp.                                                                                2,554,500

Banks -- Southeast 5.45%                                                                                    3,126,166
 80,900   BB&T Corp.                                                                                        2,992,491
  3,000   National Commerce Financial Corp.                                                                    71,550
  2,500   SouthTrust Corp.                                                                                     62,125

Banks -- Superregional 17.78%                                                                              10,200,702
 68,000   Bank of New York Co., Inc. (The)                                                                  1,629,280
 11,500   Bank One Corp.                                                                                      420,325
  2,100   Charter One Financial, Inc.                                                                          60,333
  1,000   Comerica, Inc.                                                                                       43,240
 76,500   Mellon Financial Corp.                                                                            1,997,415
 18,344   PNC Financial Services Group                                                                        768,614
  6,500   SunTrust Banks, Inc.                                                                                369,980
 17,500   U.S. Bancorp                                                                                        371,350
 10,000   Washington Mutual, Inc.                                                                             345,300
 89,500   Wells Fargo & Co.                                                                                 4,194,865

Banks -- West 0.27%                                                                                           157,396
  4,000   Zions Bancorp.                                                                                      157,396

Broker Services 11.11%                                                                                      6,371,175
 34,700   Goldman Sachs Group, Inc.                                                                         2,363,070
 47,000   Legg Mason, Inc.                                                                                  2,281,380
 45,500   Merrill Lynch & Co., Inc.                                                                         1,726,725

Diversified Operations 2.78%                                                                                1,594,925
 65,500   General Electric Co.                                                                              1,594,925

Finance -- Consumer Loans 3.17%                                                                             1,815,935
 95,475   MBNA Corp.                                                                                        1,815,935

Finance -- Investment Management 1.44%                                                                        826,497
129,000   Amvescap Plc (United Kingdom)                                                                       826,497

Finance -- Services Misc. 4.91%                                                                             2,816,393
 70,900   American Express Co.                                                                              2,506,315
 19,700   Concord EFS, Inc.*                                                                                  310,078

Insurance -- Brokers 5.25%                                                                                  3,011,429
 59,600   Marsh & McLennan Cos., Inc.                                                                       2,754,116
  8,975   Willis Group Holdings Ltd.*                                                                         257,313

Insurance -- Diversified 3.59%                                                                              2,059,550
    850   Berkshire Hathaway, Inc.*                                                                         2,059,550

Insurance -- Property & Casualty 5.32%                                                                      3,053,026
 51,704   American International Group, Inc.                                                                2,991,076
  2,950   ProAssurance Corp. *                                                                                 61,950

Mortgage & Real Estate Services 10.71%                                                                      6,144,755
 51,000   Fannie Mae                                                                                        3,280,830
 48,500   Freddie Mac                                                                                       2,863,925


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 3.34%                                                                               $1,915,853
(Cost $1,915,853)

Joint Repurchase Agreement 3.06%
Investment in a Joint Repurchase Agreement
Transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500% due 02-15-20, U.S.
Treasury Notes 4.625% due 02-28-02 and 5.375%
due 06-30-03, U.S. Treasury Inflation Indexed
Notes 3.500% due 01-15-11 and 3.000% due 07-15-12)                              1.15%         $1,759        1,759,000

                                                                                            SHARES
Cash Equivalents 0.28%
AIM Cash Investment Trust**                                                                  156,853          156,853

TOTAL INVESTMENTS 100.29%                                                                                 $57,538,476

OTHER ASSETS AND LIABILITIES, NET (0.29%)                                                                   ($163,606)

TOTAL NET ASSETS 100.00%                                                                                  $57,374,870

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.


See notes to financial statements.



Statement of Assets and Liabilities

12-31-02

ASSETS
Investments at value (Cost $65,048,181)
including $153,461 of securities loaned        $57,538,476
Foreign cash at value (Cost $8,719)                  9,402
Dividends and interest receivable                   69,476
Other assets                                         6,875

Total assets                                    57,624,229

LIABILITIES
Due to custodian                                    18,943
Payable for securities on loan                     156,853
Payable to affiliates                               42,753
Other payables and accrued expenses                 30,810

Total liabilities                                  249,359

NET ASSETS
Capital paid-in                                 76,758,435
Accumulated net realized loss on investments
and foreign currency transactions              (11,874,296)
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currencies                           (7,508,641)
Distributions in excess of
net investment income                                 (628)

Net assets                                     $57,374,870

NET ASSET VALUE PER SHARE
Based on 4,944,287 shares of beneficial
interest outstanding -- unlimited number
of shares authorized with no par value              $11.60



Statement of Operations

For the year ended 12-31-02

INVESTMENT INCOME
Dividends (net of foreign withholding
  taxes of $6,299)                              $1,271,802
Interest (includes securities lending
  income of $1,657)                                 26,109

Total investment income                          1,297,911

EXPENSES
Investment management fee                          584,729
Auditing fee                                        20,146
Custodian fee                                       17,212
Accounting and legal services fee                   15,420
Miscellaneous                                        5,712
Legal fee                                            5,405
Trustees' fee                                        5,123
Printing                                             3,626
Interest expense                                     1,760
Registration and filing fee                             25

Total expenses                                     659,158

Net investment income                              638,753

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                     (7,399,086)
Foreign currency transactions                       (4,693)
Change in unrealized appreciation
(depreciation) of Investments                   (9,487,204)
Translation of assets and liabilities
in foreign currencies                                1,064

Net realized and unrealized loss               (16,889,919)

Decrease in net assets from operations        ($16,251,166)

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  12-31-01         12-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $525,836         $638,753
Net realized gain (loss)                         2,883,241       (7,403,779)
Change in net unrealized appreciation
(depreciation)                                 (17,546,190)      (9,486,140)

Decrease in net assets resulting
from operations                                (14,137,113)     (16,251,166)

Distributions to shareholders
From net investment income                        (499,736)        (641,124)
From net realized gain                          (2,739,375)              --
                                                (3,239,111)        (641,124)
From Fund share transactions                    34,929,896      (14,653,108)

NET ASSETS
Beginning of period                             71,366,596       88,920,268

End of period 1                                $88,920,268      $57,374,870

1 Includes distributions in excess of net investment income of $27,024 and $628, respectively.



Financial Highlights

                                                      12-31-98    12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $13.44      $14.45      $14.46      $18.34      $14.56
Net investment income 1                                   0.18        0.11        0.06        0.11        0.12
Net realized and unrealized gain (loss)
on investments                                            0.97        0.06        3.87       (3.33)      (2.95)
Total from investment operations                          1.15        0.17        3.93       (3.22)      (2.83)
Less distributions
From net investment income                               (0.14)      (0.10)      (0.05)      (0.09)      (0.13)
From net realized gain                                      -- 2     (0.05)         --       (0.47)         --
Tax return of capital                                       --       (0.01)         --          --          --
                                                         (0.14)      (0.16)      (0.05)      (0.56)      (0.13)
Net asset value, end of period                          $14.45      $14.46      $18.34      $14.56      $11.60
Total return 3 (%)                                        8.55        1.23       27.16      (17.51)     (19.46)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $55         $49         $71         $89         $57
Ratio of expenses to average net assets %                 0.92        0.90        0.90        0.89        0.90
Ratio of net investment income
to average net assets %                                   1.25        0.77        0.36        0.71        0.87
Portfolio turnover %                                        38          72          41          97 4         2

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment.

4 Excludes merger activity.


See notes to financial statements.



NOTES TO
FINANCIAL STATEMENTS

NOTE A
Accounting policies

John Hancock V.A. Financial Industries Fund (the "Fund") is a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of five different series at December 31, 2002. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek capital appreciation. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $153,461 collateralized by cash in the amount of $156,853. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $10,714,626 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The amount of the loss carryforward expires as follows: December 31, 2008 -- $1,143,472 and December 31, 2010 -- $9,571,154. Net capital losses of $959,453 attributable to security transactions incurred after October 31, 2002, are treated as arising on January 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2002, the tax character of distributions paid was as follows: ordinary income $641,124.

As of December 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the year ended December 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01          YEAR ENDED 12-31-02
                             SHARES          AMOUNT        SHARES         AMOUNT
Shares sold               1,981,835     $42,063,445       672,740     $8,600,419
Issued in reorganization    675,457       9,888,426            --             --
Distributions reinvested    225,879       3,239,111        53,471        641,124
Repurchased                (666,362)    (20,261,086)   (1,890,878)   (23,894,651)

NET INCREASE (DECREASE)   2,216,809     $34,929,896    (1,164,667)  ($14,653,108)



NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $1,199,483 and $16,637,043, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $65,248,399. Gross unrealized appreciation and depreciation of investments aggregated $2,928,276 and $10,638,199, respectively, resulting in net unrealized depreciation of $7,709,923. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $4,872, a decrease in distributions in excess of net investment income of $28,767 and a decrease in capital paid-in of $33,639. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to treatment of foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE F
Reorganization

On December 5, 2001, the shareholders of John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund") approved a plan of reorganization between V.A. Regional Bank Fund and the Fund providing for the transfer of substantially all of the assets and liabilities of the V.A. Regional Bank Fund to the Fund in exchange solely for shares of beneficial interest in the fund. The acquisition of the V.A. Regional Bank Fund was accounted for as a tax-free exchange of 675,457 shares of the Fund for the net assets of V.A. Regional Bank Fund, which amounted to $9,888,426, including $523,082 of unrealized appreciation, after the close of business on December 14, 2001.



Report of Ernst & Young LLP, Independent Auditors

To the Contract Owners and Trustees of
John Hancock Declaration Trust,

We have audited the accompanying statement of assets and liabilities of John Hancock V.A. Financial Industries Fund (the "Fund"), one of the portfolios constituting John Hancock Declaration Trust, including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock V.A. Financial Industries Fund of the John Hancock Declaration Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG

Boston, Massachusetts
February 7, 2003


Tax Information
UNAUDITED

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 100% of the dividends qualify for the corporate dividends-received deduction.

If the Fund had distributions, the shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1997                31
Professor of Law, Emeritus, Boston University School of
Law (as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1997                31
President and Chief Executive Officer, Brookline
Bancorp. (lending) (since 1972); Chairman and
Director, Lumber Insurance Co. (insurance) (until
2000); Chairman and Director, Northeast Retirement
Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1997                31
Vice President, Senior Banker and Senior Credit Officer,
Citibank, N.A. (retired 1991); Executive Vice President,
Citadel Group Representatives, Inc.; Director, Hudson
City Bancorp; Trustee, Scholarship Fund for Inner City
Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1997                31
President, Farrell, Healer & Co., Inc. (venture capital
management firm) (since 1980) and General Partner of
the Venture Capital Fund of NE (since 1980); prior to
1980, headed the venture capital group at Bank of
Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1997                31
President Emeritus, Babson College (as of 1998);
Vice Chairman, Xerox Corporation (until 1989);
Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           1997                39
Executive Director, Council for International Exchange
of Scholars (since 1998), Vice President, Institute of
International Education (since January 1998); Senior
Fellow, Cornell Institute of Public Affairs, Cornell
University (until 1997); President Emerita of Wells
College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1997                39
President and Chief Executive Officer, Institute for
Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International
(health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit
research) (since 2002).

John W. Pratt, Born: 1931                                                                   1997                31
Professor of Business Administration Emeritus,
Harvard University Graduate School of Business
Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life
Insurance Company; Director, John Hancock
Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment
LLC, Independence Fixed Income LLC, John Hancock
Advisers, LLC (the "Adviser") and The Berkeley
Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds"),
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive
Officer, John Hancock Financial Services, Inc.,
John Hancock Life Insurance Company; Chairman,
Director, President and Chief Executive Officer,
the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief
Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the
Adviser and each of the John Hancock funds; Director,
SAMCorp., Executive Vice President and Chief Investment
Officer, Barring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior Associate Controller, Corporate Tax
Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1997
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1997
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President
and Treasurer of each of the John Hancock funds; Assistant
Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1997
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer,
SAMCorp., the Adviser and each of the John Hancock funds,
John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.



JOHN HANCOCK FUNDS

DECLARATION TRUST

ANNUAL

REPORT


[LOGO] John Hancock

[Rings]

Worldwide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Financial Industries Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

8280A     12/02
           2/03






ANNUAL
REPORT

John Hancock

V.A. Relative Value Fund

A series of John Hancock Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 8

Auditors' Opinion
page 13

Trustees & Officers
page 14



BY PAUL J. BERLINGUET, ROBERT J. UEK, CFA, THOMAS P. NORTON, CFA, AND ROGER C. HAMILTON, PORTFOLIO MANAGERS

John Hancock V.A. Relative Value Fund

MANAGERS'
REPORT

[Photos of Paul Berlinguet, Robert Uek, Thomas Norton and Roger
Hamilton.]

Concerns about the strength of the economic recovery, weak corporate spending, faltering consumer confidence, accounting fraud and the possibility of war with Iraq caused stock market prices to tumble again in 2002. The market was especially volatile during the second half of the year as investors searched for stocks with cheap valuations. Some of the most beaten-down names, especially in the technology sector, rallied in the fall, but later retreated as investors took profits. Despite encouraging reports of marginal improvements in demand and capital spending near year-end, the Standard & Poor's 500 Index returned a disappointing -22.09% for 2002. Large-cap stocks were among the hardest hit due to the complex, diversified and global nature of their businesses.

PERFORMANCE AND STRATEGY REVIEW

John Hancock V.A. Relative Value Fund went through a major restructuring late last spring. We eliminated less established companies and focused exclusively on businesses with proven management teams and strong balance sheets whose shares were selling at attractive prices. We also increased the Fund's diversification and introduced a more rigorous sell discipline in an effort to better control risk and volatility. Performance improved in the second half of the year, but not enough to offset the losses incurred early on in the technology, finance, pharmaceuticals, media and industrials sectors. For the year ended December 31, 2002, the Fund returned -41.93% at net asset value, lagging the average variable annuity multi-cap core fund, which returned -22.48% for the same period, according to Lipper, Inc.

TECH AND TELECOM SHIFT

Early in 2002, the Fund had sizable concentrations in the economically sensitive tech and telecom sectors, which sank as the recovery got off to a slow start. We cut the Fund's losses by substantially paring our stakes in these sectors late last spring. Our sales included Parametric Technology, a software developer; Agere Systems, a telecommunications equipment company; and Nextel Communications, a wireless provider. All were among the Fund's weakest performers. We began focusing on companies like Microsoft, which has a steady earnings stream, strong balance sheet and promising new .NET strategy that helps integrate applications on the Internet. It was one of our largest investments and strongest performers. Late in the year, we also began adding other well-known technology names, including Intel and Nokia, as well as established telecom service providers like Verizon Communications.

[Table at bottom right hand column entitled "Top five stock holdings." The first listing is Microsoft 4.7%, the second is General Electronic 3.7%, the third American International Group 3.4%, the fourth
ExxonMobil 3.1% and the fifth Kraft Foods 3.1%. A note below the table reads "As a percentage of net assets on 12-31-02."]

ADDED DIVERSIFICATION

We sold most of the Fund's stake in large pharmaceutical companies during the first half of the year, as concerns about patent expirations, the lack of promising new drugs and manufacturing problems hammered stock prices. Disappointments included Bristol-Myers Squibb, Schering-Plough and Merck. During the second half of the year, we added health insurers, such as Cigna and UnitedHealth Group, as well as medical equipment companies, such as Medtronic and Johnson & Johnson. Both Medtronic and Johnson & Johnson contributed positively to performance. Despite disappointing performance, we also kept a sizable stake in Pfizer, a well-run drug company with a strong pipeline of new drugs that should benefit from merging with Pharmacia.

In the finance area, we exited from economically sensitive brokerage stocks, including J.P. Morgan Chase, Morgan Stanley Dean Witter and Charles Schwab. We also trimmed our large stake in Citigroup, a leading global financial services company whose near-term prospects weakened. Our focus shifted to diversified banks like Bank of America, Wells Fargo and Fifth Third Bancorp which tend to benefit in tough times as consumers flock to the safety of deposit accounts. We added as well to proven companies such as American International Group, a leading global insurer that came under pressure as investors shunned companies with complex business structures.

CHANGES TO CONSUMER FOCUS

Consumer staples stocks provided a safe haven for many investors. As prices rose, we sold CVS, a drug-store retail chain, and Gillette, a consumer care products company. We used the proceeds to buy Kraft Foods, a well-run company with steady market share gains that was recently spun-off from Philip Morris, and Coca-Cola, a brand name company in the midst of a promising restructuring. We significantly reduced our commitment to the consumer discretionary sector, selling Pegasus Communications, a highly leveraged satellite television company; Liberty Media, a complex media holding company; and McDonald's, a maturing company grappling with slower growth. We held on, however, to a large stake in Viacom, a well-run business with a great collection of media assets that has held up well.

IMPROVED OUTLOOK

We are cautiously optimistic that the U.S. economy will continue to show steady improvement, barring a prolonged war with Iraq or another terrorist attack. Most U.S. companies are well positioned for a recovery with little inventory backlog and improved productivity. Our strategy will be to run a diversified portfolio, buying good companies when their stock prices go on sale and then selling them when they approach full valuation. About 80% of the companies in the S&P 500 have strong balance sheets, and most valuations appear reasonable. We believe large-cap stocks are particularly attractively priced and offer strong long-term prospects as many of the regulatory, disclosure, and corporate governance issues that have plagued them this past year disappear.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.



A LOOK AT
PERFORMANCE

For the period ended 12-31-02

Cumulative total returns
One year                       -41.93%
Since inception (1-6-98)         2.17%

Average annual total returns
One year                       -41.93%
Since inception (1-6-98)         0.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

John Hancock V.A. Relative Value Fund
1-6-98 -- 12-31-02

The chart to the left shows how much a $10,000 investment in the John
Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund 1-6-98 - 12-31-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $10,217 as of December 31, 2002. The second line represents the Standard & Poor's 500 Index and is equal to $9,713 as of December 31, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 12-31-02

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 92.15%                                                                                      $28,135,946
(Cost $31,279,320)

Advertising  0.49%                                                                                           $148,580
  2,300   Omnicom Group, Inc.                                                                                 148,580

Banks -- United States 6.98%                                                                                2,131,880
 10,500   Bank of America Corp.                                                                               730,485
  4,200   Fifth Third Bancorp                                                                                 245,910
 11,000   State Street Corp.                                                                                  429,000
 15,500   Wells Fargo & Co.                                                                                   726,485

Beverages  3.79%                                                                                            1,158,036
  6,000   Anheuser-Busch Cos., Inc.                                                                           290,400
 19,800   Coca-Cola Co. (The)                                                                                 867,636

Chemicals  2.14%                                                                                              653,400
 22,000   Dow Chemical Co. (The)                                                                              653,400

Computers  8.30%                                                                                            2,534,785
  5,500   Dell Computer Corp.*                                                                                147,070
 84,000   EMC Corp.                                                                                           515,760
  3,750   International Business Machines Corp.                                                               290,625
 28,000   Microsoft Corp.*                                                                                  1,447,600
 43,000   Sun Microsystems, Inc.*                                                                             133,730

Cosmetics & Personal Care 1.42%                                                                               434,840
  3,000   Gillette Co. (The)                                                                                   91,080
  4,000   Procter & Gamble Co. (The)                                                                          343,760

Diversified Operations 1.82%                                                                                  554,850
  4,500   3M Co.                                                                                              554,850

Electronics  8.76%                                                                                          2,673,025
 21,000   Applied Materials, Inc.*                                                                            273,630
 46,000   General Electric Co.                                                                              1,120,100
 23,500   Intel Corp.                                                                                         365,895
 12,000   Micron Technology, Inc.                                                                             116,880
  1,000   MKS Instruments, Inc.*                                                                               16,430
 40,000   Skyworks Solutions, Inc.                                                                            344,800
 29,000   Texas Instruments, Inc.                                                                             435,290

Finance  3.76%                                                                                              1,146,475
 17,500   American Express Co.                                                                                618,625
 15,000   Citigroup, Inc.                                                                                     527,850

Food 3.34%                                                                                                  1,019,995
  2,500   Kellogg Co.                                                                                          85,675
 24,000   Kraft Foods, Inc. (Class A)                                                                         934,320

Household  1.69%                                                                                              515,610
 17,000   Newell Rubbermaid, Inc.                                                                             515,610

Insurance  10.09%                                                                                           3,080,818
 10,000   ACE, Ltd. (Bermuda)                                                                                 293,400
  7,000   Ambac Financial Group, Inc.                                                                         393,680
 18,000   American International Group, Inc.                                                                1,041,300
      5   Berkshire Hathaway, Inc. (Class A)*                                                                 363,750
  7,800   CIGNA Corp.                                                                                         320,736
 45,594   Travelers Property Casualty Corp. (Class A)*                                                        667,952

Leisure  1.69%                                                                                                517,050
 27,000   Mattel, Inc.                                                                                        517,050

Media  3.33%                                                                                                1,017,582
  9,700   Cumulus Media, Inc. (Class A)*                                                                      144,239
 23,850   Pegasus Communications Corp.*                                                                        31,243
 20,000   Viacom, Inc. (Class B)*                                                                             815,200
 10,000   XM Satellite Radio Holdings, Inc. (Class A)*                                                         26,900

Medical  16.85%                                                                                             5,145,225
 13,000   Abbott Laboratories                                                                                 520,000
  7,500   Aetna, Inc.                                                                                         308,400
 10,000   Alpharma, Inc. (Class A)                                                                            119,100
  5,000   Anthem, Inc.*                                                                                       314,500
  7,000   Bard (C.R.), Inc.                                                                                   406,000
  6,260   Baxter International, Inc.                                                                          175,280
  6,600   Gilead Sciences, Inc.*                                                                              224,400
180,000   I-STAT Corp.*                                                                                       720,000
  4,600   Johnson & Johnson                                                                                   247,066
  5,448   Medtronic, Inc.                                                                                     248,429
 26,000   Pfizer, Inc.                                                                                        794,820
  9,000   St. Jude Medical, Inc.                                                                              357,480
  8,500   UnitedHealth Group, Inc.                                                                            709,750

Office  1.60%                                                                                                 488,640
  8,000   Avery Dennison Corp.                                                                                488,640

Oil & Gas 6.51%                                                                                             1,988,065
  8,000   Anadarko Petroleum Corp.                                                                            383,200
  7,500   BJ Services Co.*                                                                                    242,325
 10,500   EOG Resources, Inc.                                                                                 419,160
 27,000   ExxonMobil Corp.                                                                                    943,380

Retail  6.36%                                                                                               1,942,165
 15,000   Bed Bath & Beyond, Inc.*                                                                            517,950
 16,000   Home Depot, Inc. (The)                                                                              383,360
  7,500   Lowe's Cos., Inc.                                                                                   281,250
  6,000   SYSCO Corp.                                                                                         178,740
 11,500   Wal-Mart Stores, Inc.                                                                               580,865

Telecommunications 2.23%                                                                                      680,950
  8,800   Nokia Corp., American Depositary Receipt
          (ADR) (Finland)                                                                                     136,400
  5,000   SBA Communications Corp.*                                                                             2,050
 14,000   Verizon Communications, Inc.                                                                        542,500

Tobacco  1.00%                                                                                                303,975
  7,500   Philip Morris Cos., Inc.                                                                            303,975


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 12.39%                                                                              $3,781,279
(Cost $3,781,279)

Joint Repurchase Agreement 7.89%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500%, due 02-15-20, U.S.
Treasury Inflation Indexed Notes, 3.000% thru
3.500%, due 01-15-11 thru 07-15-12, and U.S.
Treasury Notes, 4.625% thru 5.375%,
due 02-28-02 thru 06-30-03)                                                     1.15%         $2,408        2,408,000

ISSUER, DESCRIPTION                                                                           SHARES            VALUE
Cash Equivalents 4.50%
AIM Cash Investment Trust**                                                                1,373,279        1,373,279

TOTAL INVESTMENTS 104.54%                                                                                 $31,917,225

OTHER ASSETS AND LIABILITIES, NET (4.54%)                                                                 ($1,386,453)

TOTAL INVESTMENTS 100.00%                                                                                 $30,530,772

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.


See notes to financial statements.



Statement of Assets and Liabilities

12-31-02

ASSETS
Investments at value (cost $35,060,599)
including $1,346,352 of securities loaned      $31,917,225
Dividends and interest receivable                   44,976
Other assets                                           849

Total assets                                    31,963,050

LIABILITIES
Due to custodian                                    15,742
Payable for securities on loan                   1,373,279
Payable to affiliates                               17,164
Other payables and accrued expenses                 26,093

Total liabilities                                1,432,278

NET ASSETS
Capital paid-in                                 65,804,397
Accumulated net realized loss on investments
and foreign currency transactions              (32,132,370)
Net unrealized depreciation of investments      (3,143,374)
Accumulated net investment income                    2,119

Net assets                                     $30,530,772

NET ASSET VALUE PER SHARE
Based on 5,465,376 shares of beneficial
interest outstanding -- unlimited number
of shares authorized with no par value               $5.59



Statement of Operations

For the year ended 12-31-02

INVESTMENT INCOME
Dividends
(net of foreign withholding taxes of $141)        $448,294
Securities lending income                           58,678
Interest                                            41,799

Total investment income                            548,771

EXPENSES
Investment management fee                          260,429
Auditing fee                                        18,000
Custodian fee                                       13,499
Accounting and legal services fee                    9,160
Printing                                             6,831
Trustees' fee                                        3,494
Miscellaneous                                        3,350
Interest expense                                     1,976
Legal fee                                              661
Registration and filing fee                             20

Total expenses                                     317,420

Net investment income                              231,351

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                    (30,227,736)
Foreign currency transactions                         (716)
Change in unrealized appreciation (depreciation)
  of investments                                 3,472,659

Net realized and unrealized gain (loss)        (26,755,793)

Decrease in net assets from operations        ($26,524,442)

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  12-31-01         12-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $109,779         $231,351
Net realized loss                                 (461,403)     (30,228,452)
Change in net unrealized
appreciation (depreciation)                       (929,271)       3,472,659

Decrease in net assets resulting
from operations                                 (1,280,895)     (26,524,442)

Distributions to shareholders
From net investment income                        (103,992)        (241,442)
From net realized gain                          (3,603,363)         (91,252)
                                                (3,707,355)        (332,694)
From Fund share transactions                    30,011,640       (6,678,094)

NET ASSETS
Beginning of period                             39,042,612       64,066,002

End of period 1                                $64,066,002      $30,530,772

1 Includes accumulated net investment income of $12,891 and $2,119, respectively.



Financial Highlights

                                                      12-31-98 1  12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00      $12.03      $18.03      $10.64       $9.72
Net investment income 2                                   0.11        0.10        0.02        0.02        0.04
Net realized and unrealized gain (loss)
on investments                                            2.02        6.65       (0.80)      (0.32)      (4.11)
Total from investment operations                          2.13        6.75       (0.78)      (0.30)      (4.07)
Less distributions
From net investment income                               (0.10)      (0.10)      (0.02)      (0.02)      (0.04)
From net realized gain                                      --       (0.65)      (6.59)      (0.60)      (0.02)
                                                         (0.10)      (0.75)      (6.61)      (0.62)      (0.06)
Net asset value, end of period                          $12.03      $18.03      $10.64       $9.72       $5.59
Total return 3 (%)                                       21.39 4,5   56.65       (4.80)      (2.81)     (41.93)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $17         $39         $39         $64         $31
Ratio of expenses to average net assets (%)               0.85 6      0.77        0.79        0.74        0.73
Ratio of adjusted expenses
to average net assets 7 (%)                               1.03 6        --          --          --          --
Ratio of net investment income
to average net assets (%)                                 1.17 6      0.66        0.13        0.23        0.53
Portfolio turnover (%)                                     242         166         164          59         136

1 Began operations on 1- 6-98.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.




NOTES TO
FINANCIAL STATEMENTS

NOTE A
Accounting policies

John Hancock V.A. Relative Value Fund (the "Fund") is a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of five different series at December 31, 2002. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term capital appreciation. Prior to May 1, 2002, the investment objective of the Fund was to seek the highest total return (capital appreciation plus current income) that was consistent with reasonable safety of capital. The Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $1,346,352 collateralized by cash in the amount of $1,373,279. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $31,801,591 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2002, the tax character of distributions paid was as follows: ordinary income $330,278 and long-term capital gains $2,416.

As of December 31, 2002, the components of distributable earnings on a tax basis included $2,523 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the year ended December 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01          YEAR ENDED 12-31-02
                             SHARES          AMOUNT        SHARES         AMOUNT
Shares sold               5,398,455     $56,971,452       890,182     $6,871,313
Distributions reinvested    383,527       3,707,355        55,738        332,694
Repurchased              (2,861,752)    (30,667,167)   (2,070,610)   (13,882,101)

NET INCREASE (DECREASE)   2,920,230     $30,011,640    (1,124,690)   ($6,678,094)


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $55,990,488 and $63,427,937 respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $35,391,379. Gross unrealized appreciation and depreciation of investments aggregated $692,316 and $4,166,470, respectively, resulting in net unrealized depreciation of $3,474,154. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect an decrease in accumulated net realized loss on investments of $894, a decrease in accumulated net investment income of $681 and a decrease in capital paid-in of $213. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and foreign currency. The calculation of net investment income per share in the financial highlights excludes these adjustments.



Report of Ernst & Young LLP, Independent Auditors

To the Contract Owners and Trustees of
John Hancock Declaration Trust,

We have audited the accompanying statement of assets and liabilities of John Hancock V.A. Relative Value Fund (the "Fund"), one of the portfolios constituting John Hancock Declaration Trust, including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock V.A. Relative Value Fund of the John Hancock Declaration Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG

Boston, Massachusetts
February 7, 2003


Tax Information
UNAUDITED

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

The Fund has designated distributions to shareholders of $2,416 as long-term capital gain dividend. These amounts were reported on the 2002 U.S. Treasury Department Form 1099-DIV.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 100% of the dividends qualify for the corporate dividends-received deduction.

If the Fund had distributions, the shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1998                31
Professor of Law, Emeritus, Boston University School of
Law (as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1998                31
President and Chief Executive Officer, Brookline
Bancorp. (lending) (since 1972); Chairman and
Director, Lumber Insurance Co. (insurance) (until
2000); Chairman and Director, Northeast Retirement
Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1998                31
Vice President, Senior Banker and Senior Credit Officer,
Citibank, N.A. (retired 1991); Executive Vice President,
Citadel Group Representatives, Inc.; Director, Hudson
City Bancorp; Trustee, Scholarship Fund for Inner City
Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1998                31
President, Farrell, Healer & Co., Inc. (venture capital
management firm) (since 1980) and General Partner of
the Venture Capital Fund of NE (since 1980); prior to
1980, headed the venture capital group at Bank of
Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1998                31
President Emeritus, Babson College (as of 1998);
Vice Chairman, Xerox Corporation (until 1989);
Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           1998                39
Executive Director, Council for International Exchange
of Scholars (since 1998), Vice President, Institute of
International Education (since January 1998); Senior
Fellow, Cornell Institute of Public Affairs, Cornell
University (until 1997); President Emerita of Wells
College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1998                39
President and Chief Executive Officer, Institute for
Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International
(health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit
research) (since 2002).

John W. Pratt 1, Born: 1931                                                                 1998                31
Professor of Business Administration Emeritus,
Harvard University Graduate School of Business
Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life
Insurance Company; Director, John Hancock
Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment
LLC, Independence Fixed Income LLC, John Hancock
Advisers, LLC (the "Adviser") and The Berkeley
Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds"),
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive
Officer, John Hancock Financial Services, Inc.,
John Hancock Life Insurance Company; Chairman,
Director, President and Chief Executive Officer,
the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief
Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the
Adviser and each of the John Hancock funds; Director,
SAMCorp., Executive Vice President and Chief Investment
Officer, Barring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior Associate Controller, Corporate Tax
Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1998
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1998
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President
and Treasurer of each of the John Hancock funds; Assistant
Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1998
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer,
SAMCorp., the Adviser and each of the John Hancock funds,
John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.



JOHN HANCOCK FUNDS

DECLARATION TRUST

ANNUAL

REPORT


[LOGO] John Hancock

[Rings]

Worldwide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Relative Value Fund

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

8290A     12/02
           2/03






ANNUAL
REPORT

John Hancock

V.A. Sovereign Investors Fund

A series of John Hancock Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 11

Auditors' Opinion
page 17

Trustees & Officers
page 18



MANAGERS'
REPORT

[Photos of John Snyder, Barry Evans and Peter Schofield.]

John Hancock V.A. Sovereign Investors Fund

BY JOHN F. SNYDER, III, BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, CFA, PORTFOLIO MANAGERS

An anemic economic recovery, lackluster earnings and high-profile corporate scandals drove stock prices down throughout the year. There were few safe havens as the downturn hit virtually every sector of the market. With the Dow Jones Industrial Average down 15.04% and the Standard & Poor's 500 Index down 22.09%, stocks posted their third consecutive year of negative returns -- something that hasn't happened in 60 years.

PERFORMANCE REVIEW

In this difficult market environment, John Hancock V.A. Sovereign
Investors Fund returned -21.29% at net asset value. By comparison, the average variable annuity equity-income fund returned -16.75%, according to Lipper, Inc.

LARGE CAPS SUFFER; CONSUMER STAPLES STRONG

The Fund's relative underperformance can be explained by its heavier emphasis on large-capitalization stocks. Many of our large-cap names were spared during the market's decline in 2001. As the end of a market downturn gets closer, however, there's often indiscriminate selling. That's what happened this year as many large-cap names fell in the last stages of the market's capitulation. What's more, in the wake of corporate scandals, many large-cap companies with complex balance sheets suffered as investors began to question their accounting practices.

Citigroup and IBM were among the large-cap holdings that disappointed us. A combination of legal problems, difficulties overseas and the weak U.S. stock market took its toll on Citigroup. We believe, however, that the company's fundamentals are very strong, especially compared with its competitors. IBM has suffered from a lack of capital spending. In our opinion, management has done a great job refocusing the business through strategic divestitures and acquisitions. As a result, they've been able to gain market share in an extremely challenging business environment.

On the flip side, our consumer staple stocks continued to perform strongly throughout the year. In particular, Procter & Gamble and Avon have been among the few companies that have met or exceeded their earnings projections. At P&G, new management has successfully streamlined the company's product line and in turn gained market share. The story was similar for Avon as new management grew sales -- especially in international markets -- with several successful new products.

NEW OPPORTUNITIES

In this challenging market environment, we've adhered to our long-term investment strategy. The vast majority of the Fund's holdings remain in "dividend performers" -- those companies that have raised their dividends for at least 10 consecutive years. Our dividend performers' investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

[Table at bottom right hand column entitled "Top five holdings." The first listing is Bank of America 5.1%, the second is Johnson & Johnson 4.3%, the third International Business Machines 3.9%, the fourth ExxonMobil 3.4% and the fifth Citigroup 3.0%. A note below the table reads "As a percentage of net assets on 12-31-02."]

Given the stock market's prolonged downturn, we've begun to see some compelling values that meet our strict investment standards. The decline has allowed us to add several new stocks to the portfolio that we've long admired, but haven't been able to purchase because of their high valuations. Omnicom -- one of the world's leading advertising agencies -- was hit hard as investors worried that advertising spending would dry up in a slowing economy. The decline brought Omnicom's valuation down to a level where we felt comfortable buying the stock. With a solid balance sheet and strong client base throughout the world, we believe that Omnicom will be one of the biggest beneficiaries of an increase in advertising that will undoubtedly accompany a stronger economy.

State Street Corp. is another new addition. Being one of the largest financial processors in the world, the market's downturn has taken a toll on State Street's revenues. That's because when stock market activity declines, so do processing needs. We've taken advantage of the company's recent drop to add the stock to the portfolio. Looking ahead, we believe the company will bounce back once the stock market turns around.

OUTLOOK

This year ended with a stock market rally that has left many investors wondering whether the downturn was over and stocks would finally turn around in 2003. Investors remain skeptical, however, remembering all too well the 2001 year-end rally, which quickly faded in 2002. As we look ahead, we believe that stock prices will move higher this year. After three straight years of losses, it would be unlikely for stocks to decline four years in a row. That's happened only once, from 1929-1932 during the Depression, and the situation is far different today.

Although the economic recovery will gain momentum in 2003, we don't expect to see a sharp rebound. Since low interest rates have allowed the consumer to continue spending during this recession, there's not a significant pent-up demand. In addition, excess capacity in the industrial sector will continue to limit pricing power and keep pressure on corporate earnings. As a result, it will be critical to own high-quality companies with strong balance sheets, steady earnings growth and the ability to leverage a gradual upturn in the economy.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.


A LOOK AT
PERFORMANCE

For the period ended 12-31-02

Cumulative total returns
One year                       -21.29%
Five years                     -10.09%
Since inception (8-29-96)       25.05%

Average annual total returns
One year                       -21.29%
Five years                      -2.10%
Since inception (8-29-96)        3.59%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.



GROWTH OF
$10,000

John Hancock V.A. Sovereign Investors Fund
8-29-96 -- 12-31-02

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were rein vested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund 8-29-96 - 12-31-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $14,821 as of December 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $12,505 as of December 31, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 12-31-02

SHARES    ISSUER                                                                                               VALUE
COMMON STOCKS 96.47%                                                                                     $38,314,214
(Cost $39,095,548)

Advertising  1.09%                                                                                          $432,820
6,700     Omnicom Group, Inc.                                                                        432,820

Banks -- United States 14.57%                                                                              5,788,968
 29,000   Bank of America Corp.                                                                            2,017,530
 25,000   Bank of New York Co., Inc. (The)                                                                   599,000
 34,225   Citigroup, Inc.                                                                                  1,204,378
 20,000   Mellon Financial Corp.                                                                             522,200
 10,000   State Street Corp.                                                                                 390,000
 10,000   U.S. Bancorp                                                                                       212,200
 18,000   Wells Fargo & Co.                                                                                  843,660

Beverages  1.17%                                                                                             464,420
 11,000   PepsiCo, Inc.                                                                                      464,420

Chemicals  3.47%                                                                                           1,377,240
 16,000   Air Products & Chemicals, Inc.                                                                     684,000
 12,000   Praxair, Inc.                                                                                      693,240

Computers  10.64%                                                                                          4,224,350
  8,000   Automatic Data Processing, Inc.                                                                    314,000
 66,000   Cisco Systems, Inc.*                                                                               864,600
 40,000   Hewlett-Packard Co.                                                                                694,400
 20,000   International Business Machines Corp.                                                            1,550,000
 15,500   Microsoft Corp.*                                                                                   801,350

Cosmetics & Personal Care 2.71%                                                                            1,077,400
 20,000   Avon Products, Inc.                                                                              1,077,400

Diversified Operations 7.29%                                                                               2,894,106
  6,300   3M Co.                                                                                             776,790
 10,937   Emerson Electric Co.                                                                               556,146
 46,800   General Electric Co.                                                                             1,139,580
  6,500   Illinois Tool Works, Inc.                                                                          421,590

Finance  3.15%                                                                                             1,251,183
  7,000   American Express Co.                                                                               247,450
 19,191   MBNA Corp.                                                                                         365,013
 16,000   Morgan Stanley Dean Witter & Co.                                                                   638,720

Food 1.32%                                                                                                   523,025
 13,435   Kraft Foods, Inc. (Class A)                                                                        523,025

Insurance  7.39%                                                                                           2,934,708
 30,000   AFLAC, Inc.                                                                                        903,600
 17,093   American International Group, Inc.                                                                 988,830
 12,000   Hartford Financial Services Group, Inc. (The)                                                      545,160
 33,933   Travelers Property Casualty Corp. (Class A)*                                                       497,118

Media  1.37%                                                                                                 543,960
  9,000   McGraw-Hill Cos., Inc. (The)                                                                       543,960

Medical  12.34%                                                                                            4,901,333
 21,000   Abbott Laboratories                                                                                840,000
 13,000   Baxter International, Inc.                                                                         364,000
 11,000   Cardinal Health, Inc.                                                                              651,090
 32,000   Johnson & Johnson                                                                                1,718,720
 10,000   Medtronic, Inc.                                                                                    456,000
  5,000   Merck & Co., Inc.                                                                                  283,050
 19,250   Pfizer, Inc.                                                                                       588,473

Mortgage Banking 4.34%                                                                                     1,722,040
 13,000   Fannie Mae                                                                                         836,290
 15,000   Freddie Mac                                                                                        885,750

Office 1.38%                                                                                                 549,720
  9,000   Avery Dennison Corp.                                                                               549,720

Oil & Gas 8.73%                                                                                            3,467,498
  8,000   Anadarko Petroleum Corp.                                                                           383,200
 20,000   BP Plc American Depositary Receipts
          (ADR) (United Kingdom)                                                                             813,000
 14,000   ChevronTexaco Corp.                                                                                930,720
 38,368   Exxon Mobil Corp.                                                                                1,340,578

Retail  5.10%                                                                                              2,026,450
 10,000   Family Dollar Stores, Inc.                                                                         312,100
 17,000   Lowe's Cos., Inc.                                                                                  637,500
 15,000   SYSCO Corp.                                                                                        446,850
 21,000   Target Corp.                                                                                       630,000

Soap & Cleaning Preparations 2.79%                                                                         1,109,125
 10,500   Colgate-Palmolive Co.                                                                              550,515
  6,500   Procter & Gamble Co.                                                                               558,610

Telecommunications 1.95%                                                                                     775,000
  10,000   Nokia Oyj (ADR) (Finland)                                                                         155,000
  16,000   Verizon Communications, Inc.                                                                      620,000

Tobacco  2.55%                                                                                             1,013,250
  25,000   Philip Morris Cos., Inc.                                                                        1,013,250

Utilities  3.12%                                                                                           1,237,618
   5,000   ALLTEL Corp.                                                                                      255,000
  10,000   BellSouth Corp.                                                                                   258,700
  26,703   SBC Communications, Inc.                                                                          723,918


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 8.16%                                                                              $3,243,490
(Cost $3,243,490)

Joint Repurchase Agreement 3.05%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500% due 02-15-20, U.S.
Treasury Notes 4.625% due 02-28-02 and 5.375%
due 06-30-03, U.S. Treasury Inflation Indexed
Notes 3.500% due 01-15-11 and 3.000% due
07-15-12)                                                                       1.15%          $1,213      1,213,000


                                                                                              SHARES
Cash Equivalents 5.11%
AIM Cash Investment Trust**                                                                2,030,490       2,030,490

TOTAL INVESTMENTS 104.63%                                                                                $41,557,704

OTHER ASSETS AND LIABILITIES, NET (4.63%)                                                                ($1,840,043)

TOTAL NET ASSETS 100.00%                                                                                 $39,717,661

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.


See notes to financial statements.



Statement of Assets and Liabilities

12-31-02

ASSETS
Investments at value (cost $42,339,038)
including $2,013,117 of securities loaned      $41,557,704
Receivable for investments sold                    172,046
Dividends and interest receivable                   66,316
Other assets                                         1,244

Total assets                                    41,797,310

LIABILITIES
Due to custodian                                     1,110
Payable for securities on loan                   2,030,490
Payable to affiliates                               26,093
Other payables and accrued expenses                 21,956

Total liabilities                                2,079,649

NET ASSETS
Capital paid-in                                 53,102,309
Accumulated net realized loss
on investments                                 (12,604,142)
Net unrealized depreciation
of investments                                    (781,334)
Accumulated net investment income                      828

Net assets                                     $39,717,661

NET ASSET VALUE PER SHARE
Based on 3,505,657 shares of beneficial
interest outstanding -- unlimited number of
shares authorized with no par value                 $11.33



Statement of Operations

For the year ended 12-31-02

INVESTMENT INCOME
Dividends
(net of foreign withholding taxes of $1,140)      $876,205
Interest
(including securities lending income of $430)       78,808

Total investment income                            955,013

EXPENSES
Investment management fee                          309,960
Auditing fee                                        18,000
Accounting and legal services fee                   14,724
Custodian fee                                       12,458
Printing                                             5,578
Trustees' fee                                        3,645
Miscellaneous                                        2,234
Legal fee                                              549
Interest expense                                       461
Registration and filing fee                             20

Total expenses                                     367,629

Net investment income                              587,384

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                (7,329,394)
Change in unrealized appreciation
(depreciation) of investments                   (6,254,784)

Net realized and unrealized loss               (13,584,178)

Decrease in net assets from operations        ($12,996,794)

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  12-31-01         12-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                           $1,021,555         $587,384
Net realized loss                               (3,019,394)      (7,329,394)
Change in net unrealized
appreciation (depreciation)                     (1,296,552)      (6,254,784)

Decrease in net assets resulting
from operations                                 (3,294,391)     (12,996,794)

Distributions to shareholders
From net investment income                      (1,041,147)        (586,103)
                                                (1,041,147)        (586,103)
From Fund share transactions                    13,462,214      (11,154,216)

NET ASSETS
Beginning of period                             55,328,098       64,454,774

End of period 1                                $64,454,774      $39,717,661

1 Includes distributions in excess of net investment income of $499 and accumulated net investment income of $828, respectively.



Financial Highlights

                                                      12-31-98    12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $13.59      $15.61      $15.96      $15.69      $14.57
Net investment income 1                                   0.27        0.24        0.21        0.24        0.15
Net realized and unrealized gain (loss)
on investments                                            2.00        0.35       (0.27)      (1.12)      (3.24)
Total from investment operations                          2.27        0.59       (0.06)      (0.88)      (3.09)
Less distributions
From net investment income                               (0.25)      (0.24)      (0.21)      (0.24)      (0.15)
Tax return of capital                                       --          -- 2        --          --          --
                                                         (0.25)      (0.24)      (0.21)      (0.24)      (0.15)
Net asset value, end of period                          $15.61      $15.96      $15.69      $14.57      $11.33
Total return 3 (%)                                       16.88        3.84       (0.33)      (5.56)     (21.29)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $34         $50         $55         $64         $40
Ratio of expenses to average net assets %                 0.74        0.70        0.72        0.70        0.71
Ratio of net investment income
to average net assets %                                   1.88        1.57        1.37        1.63        1.14
Portfolio turnover %                                        19          26          46          77          41

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment.


See notes to financial statements.



NOTES TO
FINANCIAL STATEMENTS

NOTE A
Accounting policies

John Hancock V.A. Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of five different series at December 31, 2002. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks. The Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The cash collateral was invested in a short-term instrument. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $2,013,117 collateralized by cash in the amount of $2,030,490.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, the Fund has $12,468,694 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: December 31, 2006 -- $157,877, December 31, 2007 -- $101,159, December 31, 2008 --
$1,206,695, December 31, 2009 -- $3,153,775, and December 31, 2010 --
$7,849,188. Net capital losses of $98,574 that are attributable to security transactions occurred after October 31, 2002, are treated as arising on January 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2002, the tax character of distributions paid was as follows: ordinary income $586,103.

As of December 31,2002, the components of distributable earnings on a tax basis included $1,450 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the year ended December 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01          YEAR ENDED 12-31-02
                             SHARES          AMOUNT        SHARES         AMOUNT
Shares sold               1,610,786     $23,800,498       134,022     $1,666,677
Distributions reinvested     73,840       1,041,147        47,254        586,103
Repurchased                (788,014)    (11,379,431)   (1,097,904)   (13,406,996)

NET INCREASE (DECREASE)     896,612     $13,462,214      (916,628)  ($11,154,216)

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $20,199,560 and $29,960,775, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $42,375,912. Gross unrealized appreciation and depreciation of investments aggregated $3,926,521 and $4,744,729, respectively, resulting in net unrealized depreciation of $818,208. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $141, an increase in accumulated net investment income of $46 and a decrease in capital paid-in of $187. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting princip les generally accepted in the United States of America, book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the financial highlights excludes these adjustments.



Report of Ernst & Young LLP, Independent Auditors

To the Contract Owners and Trustees of
John Hancock Declaration Trust,

We have audited the accompanying statement of assets and liabilities of John Hancock V. A. Sovereign Investors Fund (the "Fund"), one of the portfolios constituting John Hancock Declaration Trust, including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock V. A. Sovereign Investors Fund of the John Hancock Declaration Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG

Boston, Massachusetts
February 7, 2003


Tax Information
UNAUDITED

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 100% of the dividends qualify for the corporate dividends-received deduction.

If the Fund had distributions, the shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                31
Professor of Law, Emeritus, Boston University School of
Law (as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1996                31
President and Chief Executive Officer, Brookline
Bancorp. (lending) (since 1972); Chairman and
Director, Lumber Insurance Co. (insurance) (until
2000); Chairman and Director, Northeast Retirement
Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1996                31
Vice President, Senior Banker and Senior Credit Officer,
Citibank, N.A. (retired 1991); Executive Vice President,
Citadel Group Representatives, Inc.; Director, Hudson
City Bancorp; Trustee, Scholarship Fund for Inner City
Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital
management firm) (since 1980) and General Partner of
the Venture Capital Fund of NE (since 1980); prior to
1980, headed the venture capital group at Bank of
Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1996                31
President Emeritus, Babson College (as of 1998);
Vice Chairman, Xerox Corporation (until 1989);
Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange
of Scholars (since 1998), Vice President, Institute of
International Education (since January 1998); Senior
Fellow, Cornell Institute of Public Affairs, Cornell
University (until 1997); President Emerita of Wells
College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for
Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International
(health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit
research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus,
Harvard University Graduate School of Business
Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life
Insurance Company; Director, John Hancock
Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment
LLC, Independence Fixed Income LLC, John Hancock
Advisers, LLC (the "Adviser") and The Berkeley
Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds"),
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive
Officer, John Hancock Financial Services, Inc.,
John Hancock Life Insurance Company; Chairman,
Director, President and Chief Executive Officer,
the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief
Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the
Adviser and each of the John Hancock funds; Director,
SAMCorp., Executive Vice President and Chief Investment
Officer, Barring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior Associate Controller, Corporate Tax
Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1996
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1996
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President
and Treasurer of each of the John Hancock funds; Assistant
Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1996
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer,
SAMCorp., the Adviser and each of the John Hancock funds,
John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.



JOHN HANCOCK FUNDS

DECLARATION TRUST

ANNUAL

REPORT


[LOGO] John Hancock

[Rings]

Worldwide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Sovereign Investors Fund

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

8150A     12/02
           2/03






ANNUAL
REPORT

John Hancock

V.A. Strategic Income Fund

A series of John Hancock Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 11

Auditors' Opinion
page 17

Trustees & Officers
page 18



BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

John Hancock V.A. Strategic Income Fund

MANAGERS'
REPORT

[Photos of Fred Cavanaugh and Dan Janis.]

Global bond markets turned in strong gains in 2002, although various sectors of the market performed far better than others. Among the top-performing fixed-income investments were foreign bonds, which benefited from both the global economic weakness that caused interest rates to fall and bond prices to rise, and the depreciation of the U.S. dollar compared with other major foreign currencies.

U.S. Treasuries also performed well because of stock market volatility and strong demand for relatively safe investments. Falling interest rates also helped. That said, U.S. Treasury bonds and notes struggled in the fourth quarter as stocks rallied in response to a brief subsiding in war worries, the Republican mid-term election victories and a one-half percentage point cut in interest rates, which many felt could result in stronger economic conditions and higher inflation in 2003.

High-yield corporate bonds took the opposite track, struggling in the first three quarters of 2002, but rebounding in the final quarter. High-yield bonds suffered in response to weak economic conditions. High-yield corporates are heavily dependent on corporate financial health and as such, are more correlated to the stock market's performance. More importantly, however, investors became increasingly skittish and risk-averse amid the financial scandals that engulfed companies such as Enron, Global Crossing, Adelphia Communications and WorldCom. But in the final months of the year, high-yield bond prices rallied with the stock market.

FUND PERFORMANCE

For the 12 months ended December 31, 2002, John Hancock V.A. Strategic Income Fund posted a total return of 7.87% at net asset value. This compared with the 8.47% return of the average variable annuity general bond fund.

FOCUS ON QUALITY HELPS

The Fund did well as the result of our asset allocation decisions, which resulted in the portfolio's gradually shifting toward higher-quality securities. We benefited from our increased stake in foreign government bonds, as well as from our relatively light exposure to high-yield corporates. Among foreign government bonds, our holdings in European government bonds, which we added to throughout the period, performed quite well. Bonds issued by Germany, Spain and Italy were attractive based on our expectations of interest-rate cuts amid growing economic weakness. Although the European Central Bank didn't cut rates until late in the period, the bonds in those countries generally rallied in anticipation of the cuts. We also focused on high-quality bonds issued by other developed countries, including Canada and New Zealand.

[Table at bottom right hand column entitled "Top five industry groups." The first listing is Foreign governments 50%, the second is U.S. government 17%, the third Leisure 6%, the fourth Media 5% and the fifth Oil & gas 5%. A note below the table reads "As a percentage of net assets on 12-31-02."]

Some of our purchases of foreign government bonds came as the result of our selling emerging-market bonds, which we felt had reached their full value. Others came from selling U.S. Treasury securities. While the Fund benefited from its stake in Treasury bonds early on, we sold some because we became more pessimistic about the U.S. dollar as the period progressed. The dollar seemed to us at the time to be overvalued, and we worried about the potential for further declines because of the record trade deficit and concerns that foreigners' interest in our stock and bond markets would wane given all the recent volatility. As the dollar continued to weaken, that positioning served the portfolio well.

HIGH-QUALITY HIGH YIELD

Our focus on the higher-quality names within the high-yield corporate bond sector also aided performance. Among the top-performing holdings were some oil companies, whose prices were driven higher in part by the prospects of rising energy prices in light of the oil workers strike in Venezuela and a potential U.S. war with Iraq. For similar reasons, our holdings in other energy companies -- such as Chesapeake Energy -- also did well. Mexico's leading television broadcaster, Grupo Televisa, continued to gain market share in the Mexican TV market and benefited from the continued solid performance of Univision and Innova, in which Televisa owns equity stakes. Innova, the Mexican platform for Sky International satellite television programming, also performed well by turning cash flow positive and continuing to take market share from its primary competitor, DirecTV Latin America.

On the flip side, our holdings in paper company Corporacion Durango weakened when sales declined due to a boiler explosion at the company's Georgia paper mill. Coal company Horizon Natural Resources filed for bankruptcy, which obviously was a disappointment.

OUTLOOK

For now, we plan to maintain our high-quality focus. But we have begun to gradually increase our historically low exposure to high-yield corporate bonds and plan to continue to do so once we're more comfortable with the strength of economic activity, corporate earnings and the geopolitical situation.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.



A LOOK AT
PERFORMANCE

For the period ended 12-31-02

Cumulative total returns
One year                         7.87%
Five years                      25.75%
Since inception (8-29-96)       49.62%

Average annual total returns
One year                         7.87%
Five years                       4.69%
Since inception (8-29-96)        6.56%

Yield
SEC 30-Day Yield                 5.88%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

John Hancock V.A. Strategic Income Fund
8-29-96 -- 12-31-02

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in three indexes:

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an index of fixed-rate U.S. Treasury and agency securities

Merrill Lynch High Yield Master II Index, an index of Yankee and high yield bonds

Salomon Smith Barney World Government Bond Index, an index of bonds issued by governments in the U.S., Europe and Asia

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund 8-29-96 - 12-31-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the Merrill Lynch AAA U.S. Treasury/Agency Master Index and is equal to $16,634 as of December 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $14,963 as of December 31, 2002. The fourth bar represents the Salomon Smith Barney World Government Bond Index and is equal to $13,670 as of December 31, 2002. The fifth bar represents the Merrill Lynch High Yield Master II Index and is equal to $12,342 as of December 31, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 12-31-02

ISSUER, DESCRIPTION,                                               INTEREST   CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
BONDS 98.20%                                                                                              $71,460,901
(Cost $69,709,227)

Advertising 0.17%                                                                                            $120,055
Go Outdoor Systems Holding S.A.,
  Sr Sub Note (France)
  07-15-09 (E)                                                       10.500      B-               100         120,055

Agricultural Operations 0.00%                                                                                   3,402
Iowa Select Farms L.P./ISF Finance, Inc.,
  Jr Sec Sub Note, Payment-In-Kind,
  12-01-06 (R)                                                       10.750      Ca                 6           3,402

Automobile/Trucks 0.03%                                                                                        20,500
J.B. Poindexter & Co., Inc.,
  Sr Note 05-15-04                                                   12.500      B-                25          20,500

Banks -- United States 0.30%                                                                                  218,846
Colonial Bank,
  Sub Note 06-01-11                                                   9.375      BBB-             200         218,846

Building 0.49%                                                                                                358,041
Amatek Industries Property Ltd.,
  Sr Sub Note (Australia)
  02-15-08                                                           12.000      CCC+              25          27,000
Celulosa Arauco y Constitucion S.A.,
  Bond (Chile) 09-13-11                                               7.750      BBB+             300         331,041

Chemicals 0.33%                                                                                               241,475
American Pacific Corp.,
  Sr Note 03-01-05                                                    9.250      BB-               30          30,600
Huntsman ICI Holdings LLC,
  Sr Disc Note 12-31-09                                                Zero      B+                75          16,875
Nova Chemicals Corp.,
  Sr Note (Canada) 05-15-06                                           7.000      BB+              200         194,000

Consumer Products Misc. 0.01%                                                                                   5,000
Diamond Brands Operating Corp.,
  Sr Sub Note 04-15-08 (B)                                           10.125      D                100           5,000

Containers 1.44%                                                                                            1,050,609
BWAY Corp.,
  Sr Sub Note 10-15-10 (R)                                           10.000      B-                75          77,813
Kappa Beheer B.V.,
  Gtd Sr Sub Note (Netherlands)
  07-15-09 (E)                                                       10.625      B                 75          80,250
  Sr Sub Bond (Netherlands)
  07-15-09                                                           10.625      B                150         167,646
Owens-Brockway Glass
  Container, Inc.,
  Sr Sec Note 02-15-09                                                8.875      BB               280         288,400
Riverwood International Corp.,
  Gtd Sr Sub Note 04-01-08                                           10.875      CCC+             300         301,500
Vicap S.A. de C.V.,
  Gtd Sr Note (Mexico) 05-15-07                                      11.375      B+               150         135,000

Cosmetics & Personal Care 0.01%                                                                                 7,500
Global Health Sciences, Inc.,
  Gtd Sr Note 05-01-08 (B)                                           11.000      D                 75           7,500

Electronics 0.22%                                                                                             159,000
UCAR Finance, Inc.,
  Gtd Sr Note 02-15-12                                               10.250      B                200         159,000

Energy 0.18%                                                                                                  131,890
Great Lakes Acquisition Corp.,
  Sr Disc Deb, Step Coupon
  (13.125%, 05-15-03)
  05-15-09 (A)                                                         Zero      B-               200          90,000
Great Lakes Carbon Corp.,
  Gtd Sr Sub Note 05-15-08                                           10.250      B-                59          41,890

Food 0.42%                                                                                                    308,060
Dean Foods Co.,
  Sr Note 08-01-07                                                    8.150      BB-              200         210,500
Del Monte Corp.,
  Sr Sub Note 12-15-12 (R)                                            8.625      B                 63          64,260
RAB Holdings, Inc.,
  Sr Note 05-01-08 (R)                                               13.000      Ca               120          33,300

Government -- Foreign 50.36%                                                                               36,648,337
Australia, Government of,
  Bond (Australia) 04-15-15 #                                         6.250      Aaa            1,000         606,373
Bonos Y Oblig Del Estado,
  Bond (Spain) 07-30-04 (E)                                           4.500      AA+              500         538,792
  Bond (Spain) 10-31-11 (E)                                           5.350      AA+            1,420       1,612,979
  Bond (Spain) 07-30-12 (E)                                           5.000      AA+              500         554,187
Bundesrepublik Deutschland,
  Bond (Denmark) 07-04-12 (E)                                         5.000      AAA            1,200       1,334,872
Buoni Poliennali Del Tes,
  Bond (Italy) 08-01-11 (E)                                           5.250      AA               865         974,021
  Bond (Italy) 05-01-31 (E)                                           6.000      AA               700         852,318
Canada, Government of,
  Bond (Canada) 02-01-03 #                                           11.750      AAA            1,000         637,074
  Bond (Canada) 09-01-05 #                                            6.000      AAA            1,000         674,744
  Bond (Canada) 12-01-05 #                                            8.750      AAA            1,900       1,377,398
  Bond (Canada) 12-01-06 #                                            7.000      AAA            2,300       1,635,373
  Bond (Canada) 09-01-07 #                                            4.500      AAA              280         181,225
  Bond (Canada) 06-01-08 #                                            6.000      AAA              500         344,452
  Bond (Canada) 06-01-09 #                                            5.500      AAA            2,500       1,680,798
  Bond (Canada) 06-01-10 #                                            5.500      AA+            1,675       1,121,830
  Bond (Canada) 06-01-11 #                                            6.000      AAA            2,550       1,756,462
  Bond (Canada) 06-01-29 #                                            5.750      AA+            3,425       2,283,984
Chile, Republic of,
  Note (Chile) 01-11-12                                               7.125      A-               600         674,461
Colombia, Republic of,
  Bond (Colombia) 02-25-20                                           11.750      BB               400         428,000
  Note (Colombia) 04-09-11                                            9.750      BBB              700         722,979
Germany, Federal Republic of,
  Bond (Germany) 01-04-12 (E)                                         5.000      AAA              950       1,057,572
Mexican, United States,
  Bond (Mexico) 09-15-16                                             11.375      BBB-             200         268,000
  Note (Mexico) 01-14-11                                              8.375      BB+              800         904,000
  Note (Mexico) 08-15-31                                              8.300      BBB-             600         633,000
  Unsub Note (Mexico) 03-13-08                                        7.375      BBB-             390         437,681
New Zealand, Government of,
  Bond (New Zealand) 11-15-06 #                                       8.000      AAA            3,450       1,938,089
  Bond (New Zealand) 11-15-11 #                                       6.000      AAA            2,525       1,314,809
Norway, Government of,
  Bond (Norway) 11-30-04 #                                            5.750      AAA            9,500       1,382,668
Panama, Republic of,
  Bond (Panama) 02-08-11                                              9.625      BB               700         764,750
  Bond (Panama) 01-16-23                                              9.375      BB               150         154,500
Peru, Republic of,
  Note (Peru) 01-15-08                                                9.125      BB-              275         277,750
Russia, Federation of,
  Unsub Note (Russia) 06-26-07                                       10.000      BB             1,715       1,952,956
  Unsub Note (Russia) 03-31-10                                        8.250      B                725         767,050
  Unsub Note (Russia) 07-24-18                                       11.000      BB             1,350       1,620,000
  Unsub Note (Russia) 06-24-28                                       12.750      B                600         798,000
Sweden, Government of,
  Bond (Sweden) 05-05-03 #                                           10.250      AAA            3,500         410,514
  Bond (Sweden) 01-15-04 #                                            5.000      AAA            3,700         430,371
  Bond (Sweden) 02-09-05 #                                            6.000      AAA            4,500         539,161
  Bond (Sweden) 08-15-07 #                                            8.000      AAA            5,000         665,144
Venezuela, Republic of,
  Bond (Venezuela) 09-15-27                                           9.250      CCC+             500         340,000

Government -- U.S. 17.14%                                                                                  12,468,927
United States Treasury,
  Bond 08-15-05                                                       6.500      AAA              400         447,406
  Bond 08-15-05                                                      10.750      AAA              400         490,328
  Bond 02-15-16                                                       9.250      AAA              615         912,602
  Bond 08-15-19                                                       8.125      AAA            3,265       4,547,789
  Note 08-15-04                                                       7.250      AAA            2,240       2,450,262
  Note 05-15-05                                                       6.500      AAA            1,300       1,443,051
  Note 08-15-07                                                       6.125      AAA              940       1,080,927
  Note 08-15-11                                                       5.000      AAA            1,000       1,096,562

Government -- U.S. Agencies 1.79%                                                                           1,300,000
Government National
  Mortgage Assn.,
  30 Yr Pass Thru Ctf 01-01-32                                        6.000      AAA            1,250       1,300,000

Leisure 6.43%                                                                                               4,678,705
AMC Entertainment, Inc.,
  Sr Sub Note 02-01-11                                                9.500      CCC+             300         295,500
Chukchansi Economic
  Development Authority,
  Sr Note 06-15-09 (R)                                               14.500      Caa1             125         125,000
Coast Hotels and Casinos, Inc.,
  Sr Sub Deb 04-01-09                                                 9.500      B                300         321,000
Fitzgeralds Gaming Corp.,
  Gtd Sr Sec Note Ser B
  12-15-04 (B)                                                       12.250      D                 50           2,500
HMH Properties, Inc.,
  Sr Note Ser B 08-01-08                                              7.875      BB-              100          97,000
Hockey Co. (The)/Sport Maska, Inc.,
  Unit (Sr Sec Note & Sr Sec Note)
  (Canada) 04-15-09                                                  11.250      B                410         418,200
Isle of Capri Casinos, Inc,
  Sr Sub Note 03-15-12                                                9.000      B                300         312,000
Jacobs Entertaiment, Inc.,
  Sr Sec Note 02-01-09                                               11.875      B                300         310,500
Jupiters Ltd.,
  Sr Note (Australia) 03-01-06                                        8.500      BB+              300         303,000
Majestic Investor Holding LLC/
  Majestic Investor Capital Co.,
  Gtd Sr Sec Note 11-30-07                                           11.653      B                300         277,500
Mandalay Resort Group,
  Sr Sub Note 02-15-10                                                9.375      BB-              100         107,500
Mohegan Tribal Gaming Authority,
  Sr Sub Note 04-01-12                                                8.000      BB-              400         417,000
Penn National Gaming, Inc.,
  Sr Sub Note 03-01-08                                               11.125      B-               225         246,375
Station Casinos, Inc.,
  Sr Note 02-15-08                                                    8.375      BB-              200         212,500
Sun International Hotels Ltd.,
  Gtd Sr Sub Note (Bahamas)
  08-15-11                                                            8.875      B+                65          66,300
Turning Stone Casino
  Resort Enterprise,
  Sr Note 12-15-10 (R)                                                9.125      B+               200         204,500
Waterford Gaming LLC
  Sr Note 03-15-10 (R)                                                9.500      B+               438         453,330
Wheeling Island Gaming, Inc.,
  Sr Note 12-15-09                                                   10.125      B+               200         206,000
Wynn Las Vegas LLC,
  2nd Mtg Note 11-01-10                                              12.000      CCC+             300         303,000

Linen Supply & Related 0.33%                                                                                  235,969
Coinmach Corp.,
  Sr Note 02-01-10                                                    9.000      B                225         235,969

Machinery 0.01%                                                                                                 7,500
Glasstech, Inc.,
  Sr Note Ser B 07-01-04 (B)                                         12.750      D                 25           7,500

Media 5.41%                                                                                                 3,936,632
Allbritton Communications Co.,
  Sr Sub Note 12-15-12 (R)                                            7.750      B-               200         200,250
Antenna TV S.A.,
  Sr Note (Greece) 07-01-08 (E)                                       9.750      BB-               50          39,877
Callahan Nordrhein-Westfalen
  GmbH,
  Sr Note (Germany)
  07-15-11 (E)                                                       14.125      B-               320          10,075
Corus Entertainment, Inc.,
  Sr Sub Note (Canada) 03-01-12                                       8.750      B+               160         169,400
CSC Holdings, Inc.,
  Sr Sub Deb 05-15-16                                                10.500      B+               200         198,250
  Sr Sub Deb 04-01-23                                                 9.875      B+               100          89,125
Garden State Newspapers, Inc.,
  Sr Sub Note Ser B 10-01-09                                          8.750      B+               200         203,000
  Sr Sub Note 07-01-11                                                8.625      B+               335         338,350
Grupo Televisa SA,
  Bond (Mexico) 03-11-32                                              8.500      BBB-             350         332,500
  Note (Mexico) 09-13-11                                              8.000      BBB-             300         312,750
Hollinger International
  Publishing, Inc.,
  Sr Note 12-15-10 (R)                                                9.000      B                300         302,625
Innova S. de R.L.,
  Sr Note (Mexico) 04-01-07                                          12.875      B-               600         522,000
Paxson Communications Corp.,
  Gtd Sr Sub Note 07-15-08                                           10.750      B-               205         202,181
Pegasus Communications Corp.,
  Sr Note Ser B 08-01-07                                             12.500      CCC+             435         230,550
Rogers Cablesystems Ltd.,
  Sr Sec Deb (Canada)
  01-15-14 #                                                          9.650      BBB-             495         300,798
Sinclair Broadcast Group, Inc.,
  Gtd Sr Sub Note 03-15-12                                            8.000      B                375         390,938
  Sr Sub Note 12-15-11                                                8.750      B                 50          53,813
Sirius Satellite Radio, Inc.,
  Sr Disc Note 12-01-07                                              15.000      CCC-             110          40,150

Medical 0.67%                                                                                                 490,125
Advanced Medical Optics, Inc.,
  Sr Sub Note 07-15-10                                                9.250      B                300         309,000
Select Medical Corp.,
  Sr Sub Note 06-15-09                                                9.500      B                175         181,125

Metal 0.58%                                                                                                   419,625
Freeport-McMoRan Copper &
  Gold, Inc.,
  Sr Note 11-15-06                                                    7.500      B-                75          69,375
Golden Northwest Aluminum, Inc.,
  1st Mtg Note 12-15-06                                              12.000      CC                25           2,000
Great Central Mines Ltd.,
  Sr Note (Australia) 04-01-08                                        8.875      BBB-             350         348,250

Oil & Gas 4.64%                                                                                             3,376,508
Chesapeake Energy Corp.,
  Sr Note 04-01-11                                                    8.125      B+               300         309,000
  Sr Note 01-15-15 (R)                                                7.750      B+               200         199,000
Comstock Resources, Inc.,
  Gtd Sr Note 05-01-07                                               11.250      B-               350         371,000
Key Energy Services, Inc.,
  Sr Sub Note Ser B 01-15-09                                         14.000      B+                68          77,520
Mariner Energy, Inc.,
  Sr Sub Note Ser B 08-01-06                                         10.500      C                 10           9,700
OAO Siberian Oil Co.,
  Bond (Russia) 02-13-07                                             11.500      Ba3              335         350,913
Ocean Rig Norway A.S.,
  Sr Sec Note (Norway) 06-01-08                                      10.250      CCC              255         229,500
Parker Drilling Co.,
  Gtd Sr Note 11-15-09                                               10.125      B+               300         309,000
Pemex Project Funding Master Trust,
  Bond 12-15-14 (Mexico) (R)                                          7.375      BBB-             225         230,625
  Note (Mexico) 02-15-08                                              8.500      BB+              400         446,000
  Note (Mexico) 02-01-09 (R)                                          7.875      BBB-             350         376,250
Western Oil Sands, Inc.,
  Sr Sec Note (Canada)
  05-01-12                                                            8.375      BB+              150         149,250
XTO Energy, Inc.,
  Sr Note 04-15-12                                                    7.500      BB               300         318,750

Paper & Paper Products 1.63%                                                                                1,184,605
APP China Group Ltd.,
  Sr Disc Note (Indonesia)
  03-15-10 (B) (R)                                                   14.000      D                250          70,000
APP Finance (VII) Mauritius Ltd.,
  Gtd Note (Indonesia)
  04-30-03 (B) (R)                                                    3.500      D                 10           1,100
Corporacion Durango S.A. de C.V.,
  Sr Note (Mexico) 08-01-06                                          13.125      B-               631         224,005
Longview Fibre Co.,
  Sr Sub Note 01-15-09                                               10.000      B+               250         262,500
MDP Acquisitions Plc,
  Sr Note (Ireland) 10-01-12 (R)                                      9.625      B                200         208,000
Stone Container Corp.,
  Sr Note 02-01-11                                                    9.750      B                200         214,000
  Sr Note 07-01-12                                                    8.375      B                200         205,000

Retail 0.00%                                                                                                       13
Imperial Home Decor Group, Inc.,
  Gtd Sr Sub Note 03-15-08                                           11.000      C                125              13

Steel 0.05%                                                                                                    38,960
Gulf States Steel, Inc. of Alabama,
  1st Mtg Bond 04-15-03 (B)                                          13.500      Caa3             100              10
LTV Corp. (The),
  Gtd Sr Sub Note 11-15-09 (B)                                       11.750      Ca                50               0
Metallurg Holdings, Inc.,
  Sr Disc Note, Step Coupon
  (12.75%, 07-15-03)
  07-15-08 (A)                                                         Zero      CCC               50          17,500
Metallurg, Inc.,
  Gtd Sr Note Ser B 12-01-07                                         11.000      CCC+              30          21,450
NSM Steel, Inc./NSM Steel Ltd.,
  Gtd Sr Sub Mtg Note Ser B
  02-01-08 (B) (R)                                                   12.250      D                 75               0

Telecommunications 2.53%                                                                                   $1,841,813
AT&T Broadband Corp.,
  Gtd Note 03-15-13                                                   8.375      BBB              260         295,339
Crown Castle International Corp.,
  Sr Disc Note, Step Coupon
  11-15-07                                                           10.625      B                 90          81,000
Grupo Iusacell S.A. de C.V.,
  Sr Note (Mexico) 12-01-06                                          14.250      CCC-             300          75,000
Ionica PLC,
  Sr Disc Note, Step Coupon
  (United Kingdom) 05-01-07                                          15.000      Ca               200               0
MetroNet Communications Corp.,
  Sr Disc Note, Step Coupon
  (Canada) 11-01-07                                                  10.750      D                200          32,000
  Sr Note (Canada) 08-15-07                                          12.000      D                 50           7,500
Mobile Telesystems Finance S.A.,
  Gtd Bond (Luxembourg)
  12-21-04                                                           10.950      B+               250         262,500
Nextel Partners, Inc.,
  Sr Disc Note, Step Coupon
  (14.00%, 02-01-04)
  02-01-09 (A)                                                         Zero      CCC+             405         303,750
PanAmSat Corp.,
  Gtd Sr Note 02-01-12                                                8.500      B-               300         286,500
PTC International Finance B.V.,
  Gtd Sr Sub Disc Note,
  Step Coupon (Netherlands)
  07-01-07                                                           10.750      B+                90          93,600
PTC International Finance II S.A.,
  Sr Sub Note (Luxembourg)
  12-01-09 (E)                                                       11.250      B+               125         139,049
TeleCorp PCS, Inc.,
  Sr Sub Disc Note,
  Step Coupon (11.625%,
  04-15-04) 04-15-09 (A)                                               Zero      BBB              118         111,215
Tritel PCS, Inc.,
  Gtd Note, Step Coupon
  (12.75%, 05-15-04) 05-15-09                                          Zero      BBB               52          48,360
VoiceStream Wireless Corp.,
  Sr Note 09-15-09                                                   11.500      BBB+             100         106,000

Textile 0.06%                                                                                                  45,000
Coyne International
  Enterprises Corp.,
  Sr Sub Note 06-01-08                                               11.250      Caa1              75          45,000
Steel Heddle Group, Inc.,
  Sr Disc Deb, Step Coupon
  (13.75%, 06-01-03)
  06-01-09 (A) (B)                                                     Zero      Caa2             200               0
Steel Heddle Manufacturing Co.,
  Gtd Sr Sub Note Ser B
  06-01-08 (B)                                                       10.625      Caa1              50               0

Transportation 0.84%                                                                                          612,669
Cenargo International Plc,
  1st Mtg Note (United Kingdom)
  06-15-08                                                            9.750      B+                20           8,440
CHC Helicopter Corp.,
  Sr Sub Note (Canada)
  07-15-07 (E)                                                       11.750      B                130         148,704
Fine Air Services, Inc.,
  Sr Note 06-01-08 (B)                                                9.875      D                210               0
North American Van Lines, Inc.,
  Sr Sub Note 12-01-09                                               13.375      B-               350         340,375
Pacific & Atlantic Holdings, Inc.,
  Sr Sec Note (Greece)
  12-31-07 (R)                                                       10.500      CC                25          10,025
Petroleum Helicopters, Inc.,
  Gtd Sr Note Ser B 05-01-09                                          9.375      BB-              100         105,125

Utilities 1.53%                                                                                             1,113,385
Illinois Power Corp.,
  1st Mtg Bond 12-15-10 (R)                                          11.500      B                300         288,000
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                                 11.750      BB-              200         204,000
  Deb Ser B 07-23-06                                                 13.250      BB-              150         155,250
Monterrey Power S.A. de C.V.,
  Sr Sec Bond (Mexico)
  11-15-09 (R)                                                        9.625      BBB-             158         178,434
Niagara Mohawk Power Corp.,
  Sec Fac Bond 01-01-18                                               8.770      A                141         147,557
Salton Sea Funding Corp.,
  Gtd Note Ser F 11-30-18                                             7.475      BB                98          90,924
  Sr Sec Note Ser C 05-30-10                                          7.840      BB                50          49,220

Waste Disposal Service & Equip. 0.60%                                                                         437,750
Allied Waste North America, Inc.,
  Gtd Sr Sec Note 09-01-12 (R)                                        9.250      BB-              185         189,625
  Gtd Sr Sub Note Ser B
  08-01-09                                                           10.000      B+               250         248,125

SHARES  ISSUER                                                                                                 VALUE
COMMON STOCKS 0.97%                                                                                          $702,907
(Cost $1,781,169)

Consumer Products 0.02%                                                                                        16,206
 3,448  Indesco International, Inc.**                                                                          16,206

Energy 0.00%                                                                                                       85
 8,476  Horizon Natural Resources Co.**                                                                            85

Food 0.01%                                                                                                      5,303
 1,046  Pathmark Stores, Inc.**                                                                                 5,303

Leisure 0.00%                                                                                                     303
   101  Sunterra Corp.**                                                                                          303

Metal 0.72%                                                                                                   520,896
 6,000  Barrick Gold Corp. (Canada)                                                                            92,460
 3,700  Newmont Mining Corp.                                                                                  107,411
15,000  Pan American Silver Corp. (Canada)**                                                                  117,600
12,860  TVX Gold (Canada) # **                                                                                203,425

Oil & Gas 0.18%                                                                                               129,600
 1,872  Chesapeake Energy Corp. **                                                                             14,489
28,850  Grey Wolf, Inc.**                                                                                     115,111

Retail 0.01%                                                                                                    4,877
   660  SpinCycle, Inc.**                                                                                       4,877

Telecommunications 0.03%                                                                                       25,637
 2,417  International Wireless Communications
        Holdings, Inc. **                                                                                           0
   255  Metrocall Holdings, Inc.**                                                                                 64
   989  NII Holdings, Inc. (Class B)**                                                                         11,621
 2,383  PFB Telecom B.V., Class B (Germany) **                                                                    241
 2,696  PFB Telecom B.V., Class B (United Kingdom) **                                                               0
20,345  Versatel Telecom International NV, American
        Depositary Receipt (ADR) (Netherlands)**                                                                6,192
 2,059  Versatel Telecom International NV,
        ADR (Netherlands)**                                                                                     7,519

WARRANTS 0.00%                                                                                                 $1,428
(Cost $28,467)

Leisure 0.00%                                                                                                      $8
   152  Sunterra Corp., Warrant**                                                                                   8

Manufacturing 0.00%                                                                                               212
   212  HF Holdings, Inc., Warrant**                                                                              212

Media 0.00%                                                                                                         0
    50  ONO Finance Plc, Warrant
        (United Kingdom) (E) (R)**                                                                                  0
   100  ONO Finance Plc, Warrant
        (United Kingdom) (R)**                                                                                      0

Oil & Gas 0.00%                                                                                                    15
    15  Chesapeake Energy Corp., Warrant**                                                                         15
 1,361  Chesapeake Energy Corp., Warrant**                                                                          0

Paper & Paper Products 0.00%                                                                                        0
   250  Asia Pulp & Paper Co. Ltd., Warrant (R)**                                                                   0

Retail 0.00%                                                                                                        0
35,000  Hills Stores Co., Warrant**                                                                                 0
   740  Pathmark Stores, Inc., Warrant**                                                                          570

Steel 0.00%                                                                                                         1
63,309  Nakornthai Strip Mill Plc, Warrant (Thailand) (R)**                                                         1

Telecommunications 0.00%                                                                                          622
   250  Allegiance Telecom, Inc., Warrant**                                                                       250
   100  Comunicacion Celular S.A., Warrant (Colombia)**                                                             1
   100  Loral Space & Communications Ltd., Warrant**                                                                1
   740  Loral Space & Communications Ltd., Warrant**                                                              370
   111  Versatel Telecom International NV, Warrant
        (Netherlands)**                                                                                             0

PREFERRED STOCKS 0.38%                                                                                       $274,090
(Cost $656,527)

Media 0.26%                                                                                                   190,000
 2,000  CSC Holdings, Inc., 11.75%, Ser H,
        Preferred Stock                                                                                       190,000

Paper & Paper Products 0.12%                                                                                   84,050
 4,100  Smurfit-Stone Container Corp., 7.00%,
        Ser A, Preferred Stock                                                                                 84,050

Telecommunications 0.00%                                                                                           40
   220  Metrocall Holdings, Inc., 15.00%,
        Ser A, Preferred Stock                                                                                     13
 2,682  XO Communications, Inc., 14.00%,
        Preferred Stock                                                                                            27

Transportation 0.00%                                                                                                0
 1,400  Pacific & Atlantic Holdings, Inc., 7.50%,
        Preferred Stock (Greece)**                                                                                  0

ISSUER, DESCRIPTION,                                                       INTEREST       PAR VALUE
MATURITY DATE                                                              RATE          (000S OMITTED)         VALUE
SHORT-TERM INVESTMENTS 0.42%                                                                                 $307,000
(Cost $307,000)

Joint Repurchase Agreement 0.42%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500% due 02-15-20, U.S.
Treasury Notes 4.625% due 02-28-02 and 5.375%
due 06-30-03, U.S. Treasury Inflation Indexed
Notes 3.500% due 01-15-11 and 3.000%
due 07-15-12)                                                               1.15%          $307              $307,000

TOTAL INVESTMENTS 99.97%                                                                                  $72,746,326

OTHER ASSETS AND LIABILITIES, NET 0.03%                                                                       $24,059

TOTAL NET ASSETS 100.00%                                                                                  $72,770,385

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, LLC where Standard & Poor's ratings are not available.

 ** Non-income producing security.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal
    Bankruptcy Code or is in default on interest payment.

(E) Parenthetical disclosure of a country in the Security description represents country of issuer; however, security is euro-denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,215,540 or 4.42% of the Fund's net assets as of December 31, 2002.

    Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is
    U. S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


PORTFOLIO CONCENTRATION
                                          VALUE
                                     AS A PERCENTAGE
COUNTRY DIVERSIFICATION             OF FUND'S NET ASSETS
Australia                                  1.77%
Bahamas                                    0.09
Canada                                    18.59
Chile                                      1.38
Colombia                                   1.58
Denmark                                    1.83
France                                     0.16
Germany                                    1.47
Greece                                     0.07
Indonesia                                  0.10
Ireland                                    0.29
Italy                                      2.51
Luxembourg                                 0.55
Mexico                                     6.97
Netherlands                                0.49
New Zealand                                4.47
Norway                                     2.22
Panama                                     1.26
Peru                                       0.38
Russia                                     7.54
Spain                                      3.72
Sweden                                     2.81
Thailand                                   0.00
United Kingdom                             0.01
United States                             39.24
Venezuela                                  0.47

Total bonds                               99.97%


TOTAL INVESTMENTS
                                          VALUE
                                      AS A PERCENTAGE
QUALITY DISTRIBUTION                OF FUND'S NET ASSETS
AAA                                       43.61%
AA                                        10.91
A                                          1.13
BBB                                        7.22
BB                                        13.83
B                                         18.01
CCC                                        3.23
CC                                         0.07
C                                          0.01
D                                          0.18

Total bonds                               98.20%

See notes to financial statements.



Statement of Assets and Liabilities

12-31-02

ASSETS
Investments at value (cost $72,482,390)        $72,746,326
Cash                                                    59
Foreign cash at value (cost $2)                          2
Cash segregated for futures contracts              156,195
Receivable for investments sold                     24,306
Receivable for shares sold                           4,347
Receivable for forward foreign currency
exchange contracts                                  21,245
Receivable for futures variation margin             19,470
Dividends and interest receivable                1,441,199
Other assets                                         2,142

Total assets                                    74,415,291

LIABILITIES
Dividends payable                                   13,033
Payable for investments purchased                1,294,219
Payable for shares repurchased                         581
Payable for forward foreign currency
exchange contracts                                 257,129
Payable to affiliates                               45,756
Other payables and accrued expenses                 34,188

Total liabilities                                1,644,906

NET ASSETS
Capital paid-in                                 78,895,417
Accumulated net realized loss on investments,
futures and foreign currency transactions       (6,219,068)
Net unrealized depreciation of investments,
futures and translation of assets and
liabilities in foreign currencies                 (130,039)
Distributions in excess
of net investment income                           224,075

Net assets                                     $72,770,385

NET ASSET VALUE PER SHARE
(Based on 8,398,118 shares of beneficial
interest outstanding -- unlimited number of
shares authorized with no par value)                 $8.67



Statement of Operations

For the year ended 12-31-02

INVESTMENT INCOME
Interest
(net of foreign withholding taxes of $5,528)    $5,021,882
Dividends
(net of foreign withholding taxes of $99)           21,349

Total investment income                          5,043,231

EXPENSES
Investment management fee                          427,298
Custodian fee                                       82,968
Accounting and legal services fee                   21,464
Auditing fee                                        19,480
Printing                                            11,725
Trustees' fee                                        4,328
Miscellaneous                                        4,176
Legal fee                                              677
Interest expense                                       249
Registration and filing fee                             20

Total expenses                                     572,385

Net investment income                            4,470,846

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (2,329,378)
Foreign currency transactions                     (697,942)
Futures contracts                                 (319,451)
Change in unrealized appreciation
(depreciation) of
Investments                                      4,593,617
Translation of assets and liabilities
in foreign currencies                             (215,831)
Futures contracts                                 (175,146)

Net realized and unrealized gain                   855,869

Increase in net assets from operations          $5,326,715

See notes to financial statements.



Statement of Changes in Net Assets

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  12-31-01         12-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                           $3,568,274       $4,470,846
Net realized loss                               (1,354,183)      (3,346,771)
Change in net unrealized
appreciation (depreciation)                         64,757        4,202,640

Increase in net assets resulting
from operations                                  2,278,848        5,326,715

Distributions to shareholders
From net investment income                      (3,986,158)      (5,159,826)

From Fund share transactions                    36,129,909        3,709,098

NET ASSETS
Beginning of period                             34,471,799       68,894,398

End of period 1                                $68,894,398      $72,770,385

1 Includes distributions in excess of net investment income of $654,097 and $224,075, respectively.



Financial Highlights

                                                      12-31-98    12-31-99    12-31-00    12-31-01 1  12-31-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.47      $10.10       $9.77       $8.97       $8.64
Net investment income 2                                   0.85        0.80        0.83        0.65        0.53
Net realized and unrealized gain (loss)
on investments                                           (0.35)      (0.33)      (0.71)      (0.26)       0.11
Total from investment operations                          0.50        0.47        0.12        0.39        0.64
Less distributions
From net investment income                               (0.85)      (0.80)      (0.83)      (0.72)      (0.61)
From net realized gain                                   (0.02)         --       (0.09)         --          --
                                                         (0.87)      (0.80)      (0.92)      (0.72)      (0.61)
Net asset value, end of period                          $10.10       $9.77       $8.97       $8.64       $8.67
Total return 3 (%)                                        4.92 4      4.82 4      1.40        4.58        7.87

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $15         $22         $34         $69         $73
Ratio of expenses to average net assets %                 0.85        0.85        0.76        0.71        0.80
Ratio of adjusted expenses
to average net assets 5 %                                 0.93        0.87          --          --          --
Ratio of net investment income
to average net assets %                                   8.19        8.06        8.91        7.16        6.28
Portfolio turnover%                                         92          53 6        53         101 6        73

1 As required effective January 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
  Companies, as revised, and began amortizing premiums on debt securities.
  The effect of this change for the yea

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Excludes merger activity.

See notes to financial statements.



NOTES TO
FINANCIAL STATEMENTS

NOTE A
Accounting policies

John Hancock V.A. Strategic Income Fund (the "Fund") is a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of five different series at December 31, 2002. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek a high level of current income. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on December 31, 2002.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At December 31, 2002, the Fund had deposited $156,195 in a segregated account to cover margin requirements on open futures contracts.

The Fund had the following open financial futures contracts on December
31, 2002:

                            NUMBER OF
OPEN CONTRACTS              CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
----------------------------------------------------------------------------
U.S. 10 Year Treasury Note         89   Short      March 03       ($175,146)

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency-denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had the following open forward foreign currency exchange contracts on December 31, 2002:

                        PRINCIPAL
                        AMOUNT                        UNREALIZED
                        COVERED BY    EXPIRATION    APPRECIATION
CURRENCY                CONTRACT      MONTH        (DEPRECIATION)
----------------------------------------------------------------
BUY
Euro                      500,000     Feb 03             $21,245

SELLS
Euro                    3,917,000     Feb 03           ($224,459)
Pound Sterling            609,000     Feb 03             (32,670)
                                                       ($257,129)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, the Fund has $6,668,699 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: December 31, 2006 -- $4,130, December 31, 2007 -- $136,493, December 31, 2008 -- $1,506,009
and December 31, 2009 -- $1,757,056 and December 31, 2010 -- $3,265,011.
Availability of a certain amount of these loss carryforwards, which were acquired by the Fund from the mergers of the V.A. World Bond Fund on March 26, 1999 and the V.A. High Yield Bond Fund on December 14, 2001, may be limited in a given year. Additionally, net capital losses of $588,881 and net foreign currency losses of $22,114 are attributable to security transactions incurred after October 31, 2002 and are treated as arising on the first day (January 1, 2003) of the fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended December 31, 2002, the tax character of distributions paid was as follows: ordinary income $4,529,489 and return of capital $630,337.

As of December 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the year ended December 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                YEAR ENDED 12-31-01          YEAR ENDED 12-31-02
                             SHARES          AMOUNT        SHARES         AMOUNT
Shares sold               4,745,566     $41,571,562     1,492,861     $12,603,802
Distributions reinvested    402,919       3,482,022       649,945       5,146,792
Issued in reorganization    454,719       3,986,158            --              --
Repurchased              (1,475,346)    (12,909,833)   (1,714,317)    (14,041,496)

NET INCREASE              4,127,858     $36,129,909       428,489      $3,709,098

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $55,009,764 and $38,113,853, respectively, and purchases and proceeds from maturities sales of obligations of the U.S. government aggregated $5,975,000 and $11,720,000, respectively, during the year ended December 31, 2002.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $72,850,532. Gross unrealized appreciation and depreciation of investments aggregated $4,898,700 and $5,002,906, respectively, resulting in net unrealized depreciation of $104,206. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and the tax adjustment for the amortization of bond premium.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $747,227, an increase in accumulated net investment income of $1,567,152 and a decrease in capital paid-in of $819,925. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to foreign currency gains and losses, amortization of bond premiums and certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE F
Change in accounting principle

Effective January 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $230,438 reduction in the cost of investments and a corresponding decrease in net unrealized depreciation of investments, based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $417,884, increase unrealized depreciation of investments by $47,891 and decrease net realized loss on investments by $465,775.

The effect of this change for the year ended December 31, 2002 was to decrease net investment income by $572,194, decrease unrealized depreciation of investments by $181,307 and decrease net realized loss on investments by $390,887.

The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE G
Reorganization

On December 5, 2001, the shareholders of the John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") approved a plan of reorganization between V.A. High Yield Bond Fund and the Fund, providing for the transfer of substantially all of the assets and liabilities of the V.A. High Yield Bond fund to the Fund in exchange solely for the shares of beneficial interest in the Fund. The acquisition was accounted for as a tax-free exchange of 402,919 shares of the Fund for the net assets of V.A. High Yield Bond Fund, which amounted to $3,482,022, including $2,437,674 of unrealized depreciation of investments, after the close of business on December 14, 2001.



Report of Ernst & Young LLP, Independent Auditors

To the Contract Owners and Trustees of
John Hancock V.A. Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of John Hancock V.A. Strategic Income Fund (the "Fund"), one of the portfolios constituting John Hancock Declaration Trust, including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock V.A. Strategic Income Fund, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG

Boston, Massachusetts
February 7, 2003


Tax Information
UNAUDITED

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 0.32% of the dividends qualify for the corporate dividends-received deduction.

If the Fund paid dividends for the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.



TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                31
Professor of Law, Emeritus, Boston University School of
Law (as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1996                31
President and Chief Executive Officer, Brookline
Bancorp. (lending) (since 1972); Chairman and
Director, Lumber Insurance Co. (insurance) (until
2000); Chairman and Director, Northeast Retirement
Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1996                31
Vice President, Senior Banker and Senior Credit Officer,
Citibank, N.A. (retired 1991); Executive Vice President,
Citadel Group Representatives, Inc.; Director, Hudson
City Bancorp; Trustee, Scholarship Fund for Inner City
Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital
management firm) (since 1980) and General Partner of
the Venture Capital Fund of NE (since 1980); prior to
1980, headed the venture capital group at Bank of
Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1996                31
President Emeritus, Babson College (as of 1998);
Vice Chairman, Xerox Corporation (until 1989);
Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange
of Scholars (since 1998), Vice President, Institute of
International Education (since January 1998); Senior
Fellow, Cornell Institute of Public Affairs, Cornell
University (until 1997); President Emerita of Wells
College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for
Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International
(health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit
research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus,
Harvard University Graduate School of Business
Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life
Insurance Company; Director, John Hancock
Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment
LLC, Independence Fixed Income LLC, John Hancock
Advisers, LLC (the "Adviser") and The Berkeley
Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds"),
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive
Officer, John Hancock Financial Services, Inc.,
John Hancock Life Insurance Company; Chairman,
Director, President and Chief Executive Officer,
the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief
Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the
Adviser and each of the John Hancock funds; Director,
SAMCorp., Executive Vice President and Chief Investment
Officer, Barring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior Associate Controller, Corporate Tax
Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1996
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1996
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President
and Treasurer of each of the John Hancock funds; Assistant
Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1996
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer,
SAMCorp., the Adviser and each of the John Hancock funds,
John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.



JOHN HANCOCK FUNDS

DECLARATION TRUST

ANNUAL

REPORT


[LOGO] John Hancock

[Rings]

Worldwide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the John Hancock V.A. Strategic Income Fund

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

8230A     12/02
           2/03



Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

These reports may be used as sales literature when preceded or accompanied by the funds' current prospectus, which details charges, investment objectives and operating policies.

John Hancock Variable Insurance Products are issued by John Hancock Life Insurance Company or its subsidiary, John Hancock Variable Life Insurance Company (not licensed in New York), Boston, MA 02117 and are distributed by Signator Investors, Inc., 197 Clarendon Street, John Hancock Place, Boston, MA 02116.

                                                          DECAREP  12/02






ANNUAL
REPORT

John Hancock

V.A. Technology Fund

A series of John Hancock Declaration Trust

12.31.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 8

Auditors' Opinion
page 13

Trustees & Officers
page 14



MANAGERS'
REPORT

[Photos of Barry Gordon, Marc Klee and Alan Loewenstein.]

John Hancock V.A. Technology Fund

BY BARRY J. GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

Weak economic conditions and investor uncertainty caused by heightened geopolitical concerns and corporate scandals resulted in crushing declines for all but a few technology stocks in 2002, continuing the unprecedented downturn the group has experienced since early 2000. Tech companies are cyclical growth enterprises and as such, their fortunes rise and fall in response to economic tides. While some external factors can and do come into play at various times -- such as the rush to purchase new equipment prior to Y2K -- the purchase of technology products and services can and will be deferred during economic weakness. This reflects the knowledge of both corporations and individuals that technology users will be able to function for some time even with equipment that may not be "state of the art." Given the past year's weakening global economy, it wasn't at all surprising that businesses around the world routinely cut back capital expenditures and dramatically tightened their purse strings by postponing or abandoning new information technology projects. Even though companies could borrow money cheaply thanks to low interest rates, they became very short-sighted, requiring that paybacks on technology be measured in months, rather than years, before they would spend discretionary dollars. One bright spot was the consumer, who kept on spending even as the economy weakened.

FUND PERFORMANCE

For the 12-month period ended December 31, 2002, John Hancock V.A. Technology Fund posted a total return of -46.83%, compared with the -43.01% return of the average open-end science and technology fund, and the -30.91% return of the average variable annuity specialty miscellaneous fund, according to Lipper, Inc.

SEMICONDUCTOR AND EQUIPMENT STOCKS STUMBLE

Heading into 2002, there was a growing belief that the extraordinary actions taken by the Federal Reserve after the events of September 11, 2001 would lead to an economic recovery by mid-2002. Since technology is capital-spending intensive and therefore is reliant upon cash flow generation, the thinking was that a revival in the tech sector would occur one or two quarters after corporations started to see cash flows improve -- meaning by the second half of the year. Given our expectations of improving economic conditions, we favored stocks of "early cyclical" companies, such as semiconductors and semiconductor-capital equipment, early in the period. But when a healthy economic rebound failed to materialize, there were growing concerns that reduced corporate spending would hurt sales and that consumer spending on electronics would eventually decline. Among our semiconductor-related holdings that were hardest-hit were Integrated Device Technology, Cypress Semiconductor and Micron Technology.

[Table at bottom right hand column entitled "Top five holdings." The first listing is Dell Computer 5.4%, the second is Microsoft 4.7%, the third Cisco Systems 3.9%, the fourth Citrix Systems 3.6% and the fifth Nokia 3.3%. A note below the table reads "As a percentage of net assets on 12-31-02."]

A SHIFT TOWARD SOFTWARE

In recent months, we have moderated our strategy in response to weaker-than-expected economic conditions. We repositioned the portfolio on a bottom-up basis to look for companies that we think are relatively well-positioned for a more modest recovery. While economic strength ultimately is critical for the entire sector, the types of companies we've targeted are better able to absorb a prolonged period of sluggish activity. In particular, we have reduced our holdings in semiconductor and related capital equipment companies in favor of software and hardware (especially personal computer-related) companies, initiating or adding to holdings such as Seibel Systems, Microsoft and Hewlett-Packard.

BRIGHT SPOTS

Despite the breadth of the 2002 tech stock rout, the portfolio did have its share of winners during the year. One of the best-performing holdings was Western Digital, the profitable maker of disk drives that go into personal computers, as well as gaming products such as Microsoft's X-Box. The stock benefited from strong consumer demand and the company's efforts to cut costs and boost production efficiencies. Some Internet-related companies also came roaring back this year. The stock price of Amazon.com, the world's largest online retailer, surged on news that sales and revenues increased and that it had seemingly stemmed its losses. Yahoo and E-Bay each jumped on better-than-expected earnings and sales.

Although the makers of computers suffered, they generally held up better than the tech sector as a whole. Dell, the Fund's largest holding and a leading PC manufacturer, was one of our best performers, helped by strong execution and continued expansion into overseas markets. IBM held in a lot better than the hardware group as a whole, as investors moved in to take advantage of the stock's historically low valuation.

OUTLOOK

Although technology stocks have sorely tried investors' patience over the last three years, we're cautiously optimistic about their prospects. We believe an economic recovery eventually will take hold and ultimately boost corporate tech spending. What's more, most tech companies have slashed costs, which should help their bottom lines when growth resumes. And current tech stock valuations are very attractive, especially given the high cash positions many of these companies currently enjoy. If the sector's fundamentals improve, large institutional investors will likely start buying again, and that renewed interest could help stock prices move higher.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.



A LOOK AT
PERFORMANCE

For the period ended 12-31-02

Cumulative total returns
One year                       -46.83%
Since inception (5-1-00)       -78.16%

Average annual total returns
One year                       -46.83%
Since inception (5-1-00)       -43.45%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

John Hancock V.A. Technology Fund
5-1-00 -- 12-31-02

The chart to the left shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in two indexes:

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance

Russell 3000 Technology Index, is a capitalization-weighted index composed of companies that serve the electronics and computer industries

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund 5-1-00 - 12-31-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $6,290 as of December 31, 2002. The second line represents the Russell 3000 Technology Index and is equal to $2,456 as of December 31, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $2,184 as of December 31, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 12-31-02

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 95.79%                                                                                      $11,665,591
(Cost $22,127,239)

Computer -- Graphics 1.18%                                                                                   $143,744
 12,192   Cadence Design Systems, Inc.*                                                                       143,744

Computer -- Internet Security 4.48%                                                                           546,175
 24,000   Networks Associates, Inc.*                                                                          386,160
  3,950   Symantec Corp.*                                                                                     160,015

Computer -- Internet Services 6.28%                                                                           764,349
 15,000   Amazon.com, Inc.*                                                                                   283,350
 25,000   Ariba, Inc.*                                                                                         62,000
  3,950   eBay, Inc*                                                                                          267,889
 22,000   Inktomi Corp.*                                                                                       35,200
 28,000   Pinnacor, Inc.*                                                                                      34,160
  5,000   Yahoo! Inc.*                                                                                         81,750

Computer -- Memory Devices 5.56%                                                                              677,775
 45,000   EMC Corp.*                                                                                          276,300
  3,350   Emulex Corp.*                                                                                        62,142
  4,826   Seagate Technology* (Cayman Islands)                                                                 51,783
 45,000   Western Digital Corp.*                                                                              287,550

Computer -- Micro/Macro 10.21%                                                                              1,242,890
 24,500   Dell Computer Corp.*                                                                                655,130
 16,000   Hewlett-Packard Co.                                                                                 277,760
  4,000   International Business Machines Corp.                                                               310,000

Computer -- Networking 3.87%                                                                                  471,600
 36,000   Cisco Systems, Inc.*                                                                                471,600

Computer -- Services 2.44%                                                                                    297,000
 30,000   Unisys Corp.*                                                                                       297,000

Computer -- Software 22.16%                                                                                 2,698,948
 33,000   BEA Systems, Inc.*                                                                                  378,510
 14,000   Borland Software Corp.*                                                                             172,200
 35,000   Citrix Systems, Inc.*                                                                               431,200
 16,250   i2 Technologies, Inc.*                                                                               18,687
 13,350   Mercury Interactive Corp.*                                                                          395,828
 11,000   Microsoft Corp.*                                                                                    568,700
 30,550   Parametric Technology Corp.*                                                                         76,986
 26,100   Rational Software Corp.*                                                                            271,179
  8,000   SAP AG, American Depositary Receipt
          (ADR) (Germany)                                                                                     156,000
 12,000   SeeBeyond Technology Corp.*                                                                          29,160
 18,250   Siebel Systems, Inc.*                                                                               136,510
 52,150   Vignette Corp.*                                                                                      63,988

Electronics -- Components Misc. 3.97%                                                                         482,975
 42,500   Flextronics International Ltd.* (Singapore)                                                         348,075
 38,000   Solectron Corp.*                                                                                    134,900

Electronics -- Semiconductor Components 20.10%                                                              2,447,790
 36,000   Amkor Technology, Inc.*                                                                             171,360
 27,000   Applied Materials, Inc.*                                                                            351,810
 10,000   ASM Lithography Holding N.V.* (Netherlands)                                                          83,600
  8,000   Broadcom Corp. (Class A)*                                                                           120,480
 36,000   Cypress Semiconductor Corp.*                                                                        205,920
 29,000   Integrated Device Technology, Inc.*                                                                 242,730
 10,000   KLA - Tencor Corp.*                                                                                 353,700
 24,000   Micron Technology, Inc.                                                                             233,760
 16,000   MKS Instruments, Inc.*                                                                              262,880
 20,000   RF Micro Devices, Inc.*                                                                             146,600
 39,000   Taiwan Semiconductor Manufacturing Co. Ltd.*
          (ADR) (Taiwan)                                                                                      274,950

Fiber Optics 2.96%                                                                                            360,605
 33,000   Aeroflex, Inc.*                                                                                     227,700
 35,900   Finisar Corp.*                                                                                       34,105
 40,000   JDS Uniphase Corp.*                                                                                  98,800

Media -- Cable TV 2.37%                                                                                       288,200
 22,000   AOL Time Warner, Inc.*                                                                              288,200

Telecom -- Equipment 6.70%                                                                                    815,890
 10,000   Lucent Technologies, Inc.                                                                            12,600
 26,000   Nokia Corp. (ADR) (Finland)                                                                         403,000
 11,000   QUALCOMM, Inc.*                                                                                     400,290

Telecom -- Services 3.51%                                                                                     427,650
 37,000   AT&T Wireless Services, Inc.*                                                                       209,050
 12,000   Nextel Communications, Inc. (Class A)*                                                              138,600
 40,000   Primus Telecommunications Group, Inc. *                                                              80,000

RIGHTS       0.00%                                                                                                  0
(Cost $0)
  5,200   Seagate Technology, Inc.*                                                                                 0


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 16.41%                                                                              $1,997,919
(Cost $1,997,919)

Joint Repurchase Agreement 5.02%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500%, due 02-15-20, U.S.
Treasury Inflation Indexed Notes, 3.000% thru
3.500%, due 01-15-11 thru 07-15-12, and U.S.
Treasury Notes, 4.625% thru 5.375%,
due 02-28-02 thru 06-30-03)                                                     1.15%             $611       611,000

                                                                               SHARES
Cash Equivalents 11.39%
AIM Cash Investment Trust**                                                 1,386,919                       1,386,919

TOTAL INVESTMENTS 112.20%                                                                                 $13,663,510

OTHER ASSETS AND LIABILITIES, NET (12.20%)                                                                ($1,485,913)

TOTAL NET ASSETS 100.00%                                                                                  $12,177,597

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.



PORTFOLIO CONCENTRATION
December 31, 2002 (unaudited)

                                                 VALUE AS A %
COUNTRY DIVERSIFICATION                       OF FUND NET ASSETS
Cayman Islands                                       0.42%
Finland                                              3.31
Germany                                              1.28
Netherlands                                          0.69
Singapore                                            2.86
Taiwan                                               2.26
United States                                      101.38
Total investments                                  112.20%

See notes to financial statements.



Statement of Assets and Liabilities

12-31-02

ASSETS
Investments at value (cost $24,125,158,
including $1,355,468 of securities loaned)     $13,663,510
Receivable for investments sold                     47,428
Cash                                                   928
Receivable for shares sold                          22,488
Dividends and interest receivable                    1,300
Other assets                                           193

Total assets                                    13,735,847

LIABILITIES
Payable for investments purchased                  130,376
Payable for shares repurchased                          58
Payable for securities on loan                   1,386,919
Payable to affiliates                                9,525
Other payables and accrued expenses                 31,372

Total liabilities                                1,558,250

NET ASSETS
Capital paid-in                                 36,636,736
Accumulated net realized loss on investments
and written options                            (13,997,380)
Net unrealized depreciation of investments     (10,461,648)
Accumulated net investment loss                       (111)

Net assets                                     $12,177,597

NET ASSET VALUE PER SHARE
Based on 5,589,617 shares of beneficial
interest outstanding -- unlimited number of
shares authorized with no par value                  $2.18



Statement of Operations

For the period ended 12-31-02

INVESTMENT INCOME
Interest                                           $27,603
Dividends (net of foreign withholding
taxes of $923)                                      15,376
Securities lending income                           10,110

Total investment income                             53,089

EXPENSES
Investment management fee                          127,778
Custodian fee                                       12,094
Auditing fee                                        12,000
Printing                                             6,576
Accounting and legal services fee                    3,371
Miscellaneous                                        1,979
Trustees' fee                                        1,271
Interest expense                                       289
Legal fee                                              242
Registration and filing fee                             25

Total expenses                                     165,625

Net investment loss                               (112,536)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (9,010,321)
Written options                                     50,866
Change in unrealized appreciation
(depreciation) of Investments                   (1,473,183)
Written options                                     (8,315)

Net realized and unrealized loss               (10,440,953)

Decrease in net assets from operations        ($10,553,489)

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  12-31-01         12-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($80,331)       ($112,536)

Net realized loss                               (4,844,378)      (8,959,455)
Change in net unrealized appreciation
(depreciation)                                  (5,091,058)      (1,481,498)

Decrease in net assets resulting
from operations                                (10,015,767)     (10,553,489)

Distributions to shareholders
From net investment income                          (1,272)              --
From Fund share transactions                    17,904,330          801,751

NET ASSETS
Beginning of period                             14,042,044       21,929,335

End of period 1                                $21,929,335      $12,177,597

1 Includes accumulated net investment loss of $46 and $111, respectively.


Financial Highlights

                                                   12-31-00 1       12-31-01         12-31-02

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00            $7.33            $4.10
Net investment income (loss) 2                            0.03            (0.02)           (0.02)
Net realized and unrealized loss on investments          (2.69)           (3.21)           (1.90)
Total from investment operations                         (2.66)           (3.23)           (1.92)
From net investment income                               (0.01)              -- 3             --

Net asset value, end of period                           $7.33            $4.10            $2.18
Total return 4 (%)                                      (26.56) 5,6      (44.06) 6        (46.83)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $14              $22              $12
Ratio of expenses to average net assets                   1.05 7           1.05             1.04
Ratio of adjusted expenses to average net assets 8        1.99 7           1.08               --
Ratio of net investment income (loss) to average
net assets                                                0.62 7          (0.45)           (0.70)
Portfolio turnover                                          75               29               47

1 Began operations on 5-1-00.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.


See notes to financial statements.



NOTES TO
FINANCIAL STATEMENTS

NOTE A
Accounting policies

John Hancock V.A. Technology Fund (the "Fund") is a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of five different series at December 31, 2002. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term growth of capital. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $1,355,468 collateralized by cash in the amount of $1,386,919. The cash collateral was invested in a short-term instrument.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's year-end statements of assets and liabilities. The Fund had no outstanding written options on December 31, 2002.


                                          NUMBER OF
OPTIONS                                   CONTRACTS    PREMIUMS RECEIVED

Outstanding, beginning of period             70             $12,570
Written                                     200              21,563
Expired                                    (270)            (34,133)

Outstanding, end of period                    0                  $0


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $12,906,836 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: December 31, 2008 -- $14,000, December 31, 2009 -- $3,708,037 and December 31, 2010 --
$9,184,799. Additionally, net capital losses of $825,922, attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day (January 1, 2003) of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date.

As of December 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with American Fund Advisors, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the year ended December 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                              YEAR ENDED 12-31-01       YEAR ENDED 12-31-02
                              SHARES       AMOUNT       SHARES       AMOUNT

Shares sold                4,108,680  $21,017,046    3,610,219   $9,245,936
Distributions reinvested         296        1,272           --          --
Repurchased                 (677,090)  (3,113,988)  (3,368,742)  (8,444,185)

NET INCREASE               3,431,886  $17,904,330      241,477     $801,751


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $8,624,059 and $6,787,298, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $24,389,780. Gross unrealized appreciation and depreciation of investments aggregated $506,161 and $11,232,431, respectively, resulting in net unrealized depreciation of $10,726,270. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $48, a decrease in accumulated net investment loss of $112,471 and a decrease in capital paid-in of $112,519. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to net operating loss and the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America.



Report of Ernst & Young LLP, Independent Auditors

To the Contract Owners and Trustees of
John Hancock V.A. Technology Fund,

We have audited the accompanying statement of assets and liabilities of John Hancock V.A. Technology Fund (the "Fund"), one of the portfolios constituting John Hancock Declaration Trust, including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock V.A. Technology Fund, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG
Boston, Massachusetts
February 7, 2003


Tax Information
UNAUDITED

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, none of the dividends qualify for the corporate dividends-received deduction.

If the Fund paid dividends for the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.



TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2000                31
Professor of Law, Emeritus, Boston University School of
Law (as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2000                31
President and Chief Executive Officer, Brookline
Bancorp. (lending) (since 1972); Chairman and
Director, Lumber Insurance Co. (insurance) (until
2000); Chairman and Director, Northeast Retirement
Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             2000                31
Vice President, Senior Banker and Senior Credit Officer,
Citibank, N.A. (retired 1991); Executive Vice President,
Citadel Group Representatives, Inc.; Director, Hudson
City Bancorp; Trustee, Scholarship Fund for Inner City
Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2000                31
President, Farrell, Healer & Co., Inc. (venture capital
management firm) (since 1980) and General Partner of
the Venture Capital Fund of NE (since 1980); prior to
1980, headed the venture capital group at Bank of
Boston Corporation.

William F. Glavin 2, Born: 1932                                                             2000                31
President Emeritus, Babson College (as of 1998);
Vice Chairman, Xerox Corporation (until 1989);
Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           2000                39
Executive Director, Council for International Exchange
of Scholars (since 1998), Vice President, Institute of
International Education (since January 1998); Senior
Fellow, Cornell Institute of Public Affairs, Cornell
University (until 1997); President Emerita of Wells
College and St. Lawrence University; Director, Niagara
Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 2000                39
President and Chief Executive Officer, Institute for
Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International
(health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit
research) (since 2002).

John W. Pratt, Born: 1931                                                                   2000                31
Professor of Business Administration Emeritus,
Harvard University Graduate School of Business
Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer,
John Hancock Financial Services, Inc.; Director,
Executive Vice President and Chief Investment Officer,
John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life
Insurance Company; Director, John Hancock
Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment
LLC, Independence Fixed Income LLC, John Hancock
Advisers, LLC (the "Adviser") and The Berkeley
Financial Group, LLC ("The Berkeley Group"),
John Hancock Funds, LLC ("John Hancock Funds"),
Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive
Officer, John Hancock Financial Services, Inc.,
John Hancock Life Insurance Company; Chairman,
Director, President and Chief Executive Officer,
the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John
Hancock Funds; Chairman, Director and Chief
Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the
Adviser and each of the John Hancock funds; Director,
SAMCorp., Executive Vice President and Chief Investment
Officer, Barring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior Associate Controller, Corporate Tax
Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2000
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2000
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President
and Treasurer of each of the John Hancock funds; Assistant
Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2000
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer,
SAMCorp., the Adviser and each of the John Hancock funds,
John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.



JOHN HANCOCK FUNDS

DECLARATION TRUST

ANNUAL REPORT


[LOGO] John Hancock

[Rings]

Worldwide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the John Hancock V.A. Technology Fund.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

8190A    12/02
          2/03

                            PART C OTHER INFORMATION

Item 15. Indemnification

In response to this item and the requirements of Rule 484 under the Securities Act of 1933, Registrant hereby incorporates by reference its response to item 25 in Post-Effective Amendment No. 31 to its Form N-1A registration statement (File No. 33-2081) filed on May 1, 2001.

Item 16. Exhibits

(1) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333- 47686) Filed on December 6, 2000.

(2) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 27, 2000, incorporated by reference to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333- 47686) Filed on December 6, 2000.

(3) Not Applicable.

(4) Form of Plan and Agreement of Reorganization (FILED HEREWITH).

(5) Not Applicable.

(6) (1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 12, 1988 relating to the Stock Fund, Money Market Fund, Aggressive Stock Fund, and Total Return Fund, is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April, 1989.

(6) (2) Amendment No. 1 dated May 1, 1997 to Investment Management Agreements by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, April 12, 1988, April 15, 1994 and March 14, 1996, respectively, is incorporated herein by reference, to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1997.

(6) (3) Amendment dated April 23, 1999 to Investment Management Agreements by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, April 12, 1988, April 15, 1994 and March 14, 1996, and April 14, 1998, respectively, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

(6) (4) Amendment No. 3 dated November 1, 2000 to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, relating to the Growth & Income Fund (formerly "Stock Portfolio"), Active Bond Fund (formerly "Bond Portfolio"), Money Market Fund (formerly "Money Market Portfolio"), Large Cap Growth Fund (formerly "Aggressive Stock Portfolio"), and Managed Fund (formerly "Total Return Portfolio"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

(6) (5) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

(6) (6) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Putnam Investments (formerly known as "Putnam Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference to Post-Effective
Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

(6) (7) Sub-Investment Management Agreement, dated April 29, 1988, among John Hancock Variable Series Trust I, Independence Investment Associates Inc., and John Hancock Life Insurance Company, relating to the Large Cap Growth Fund, incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April, 1988.

(6) (8) Sub-Investment Management Agreement, dated May 1, 1995, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC (formerly known as John Hancock Advisers, Inc.), and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 29, 1995.

(6) (9) Amendment Number 1, dated November 1, 2000, to the Sub-Investment Management Agreement, dated May 1, 1995, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC (formerly known as John Hancock Advisers, Inc.), and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

(7) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc., (formerly named John Hancock Distributors, Inc.), and John Hancock Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 14 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on February 28, 1997.

(8) Not Applicable.

(9) (a) Form of Amendment dated as of December 21, 2000 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, to reflect new names and new sub-advisors for multiple Funds as well as the deletion of International Opportunities II, is incorporated by reference to this File No. 33-2081, Filed on PEA No. 30 on February 21, 2001.

(10) Not Applicable.

(11)(a) Opinion of Counsel as to Legality of Securities for Active Bond Fund, Growth & Income Fund and Large Cap Growth Fund (FILED HEREWITH).

(11)(b)  Opinion of Counsel to be filed by amendment  for  Financial  Industries
Fund.

(12) Form of opinion as to tax matters and consent (FILED HEREWITH).

(13) Not Applicable.

(14) Consent of Independent Public Accountants to the incorporation by reference of their opinion into the Statement of Additional Information (FILED HEREWITH).

(15) Not Applicable.

(16) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan, and Robert F. Verdonck, (FILED HEREWITH).

(17) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, revised July 2001, is incorporated by reference to this File No. 33-2081.

(18) Not Applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the C-2 applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 21ST DAY OF FEBRUARY, 2003.

     John Hancock Variable Series Trust I

     By: /s/ Michele G. Van Leer
         -----------------------

     Michele G. Van Leer, Chairman and Chief Executive Officer

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

     SIGNATURE                       DATE

     By: /s/ Raymond F. Skiba        FEBRUARY 21, 2003
         --------------------

     Raymond F. Skiba
     Treasurer (Principal Financial
     and Accounting Officer)

     By: /s/ Michele G. Van Leer     FEBRUARY 21, 2003
         -----------------------

     Michele G. Van Leer
     Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee

Kathleen F. Driscoll, Trustee


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Boston and Commonwealth of Massachusetts, on the 21st of FEBRUARY, 2003.

John Hancock Variable Series Trust I
(Registrant)


By:     /s/ Michele G. Van Leer
        -----------------------
        Michele G. Van Leer
        Chairman and Chief Executive Officer

Attest: /s/ KAREN Q. VISCONTI
        -----------------------
        Karen Q. Visconti
        Secretary